UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23117
JPMorgan Trust IV
(Exact name of registrant as specified in charter)

277 Park Avenue
New York, NY 10172
(Address of principal executive offices) (Zip code)

Gregory S. Samuels
277 Park Avenue
New York, NY 10172
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(800) 480-4111
Date of fiscal year end:
Last Day of February
Date of reporting period:
February 28, 2025

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Institutional Tax Free Money Market Fund

Agency Shares/Ticker: JOAXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Institutional Tax Free Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Institutional Tax Free Money Market Fund (Agency Shares)	$26	0.26%

KEY FUND STATISTICS
Fund net assets (000's)	$1,976,007
Total number of portfolio holdings	264
Total advisory fees paid (000's)	$1,359
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	100.0
Material changes to the Fund during the period
Effective September 3, 2024, the Fund adopted a non-fundamental policy to ordinarily invest, under normal circumstances, 100% of its total assets in weekly liquid assets (as defined under Rule 2a-7 of the investment company act of 1940, as amended). The maturity restrictions applicable to weekly liquid assets may reduce the Fund’s yield and performance.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-766-7722.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JOAXX-225

ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Institutional Tax Free Money Market Fund

Capital Shares/Ticker: JOCXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Institutional Tax Free Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Institutional Tax Free Money Market Fund (Capital Shares)	$18	0.18%

KEY FUND STATISTICS
Fund net assets (000's)	$1,976,007
Total number of portfolio holdings	264
Total advisory fees paid (000's)	$1,359
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	100.0
Material changes to the Fund during the period
Effective September 3, 2024, the Fund adopted a non-fundamental policy to ordinarily invest, under normal circumstances, 100% of its total assets in weekly liquid assets (as defined under Rule 2a-7 of the investment company act of 1940, as amended). The maturity restrictions applicable to weekly liquid assets may reduce the Fund’s yield and performance.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-766-7722.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JOCXX-225

ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Institutional Tax Free Money Market Fund

IM Shares/Ticker: JOIXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Institutional Tax Free Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/jpmfpages/imshares. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Institutional Tax Free Money Market Fund (IM Shares)	$14	0.14%

KEY FUND STATISTICS
Fund net assets (000's)	$1,976,007
Total number of portfolio holdings	264
Total advisory fees paid (000's)	$1,359
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	100.0
Material changes to the Fund during the period
Effective September 3, 2024, the Fund adopted a non-fundamental policy to ordinarily invest, under normal circumstances, 100% of its total assets in weekly liquid assets (as defined under Rule 2a-7 of the investment company act of 1940, as amended). The maturity restrictions applicable to weekly liquid assets may reduce the Fund’s yield and performance.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/jpmfpages/imshares or upon request at 1-800-766-7722.
Availability of Additional Information
At www.jpmorganfunds.com/jpmfpages/imshares, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JOIXX-225

ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Institutional Tax Free Money Market Fund

Institutional Class Shares/Ticker: JOFXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Institutional Tax Free Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Institutional Tax Free Money Market Fund (Institutional Class Shares)	$21	0.21%

KEY FUND STATISTICS
Fund net assets (000's)	$1,976,007
Total number of portfolio holdings	264
Total advisory fees paid (000's)	$1,359
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	100.0
Material changes to the Fund during the period
Effective September 3, 2024, the Fund adopted a non-fundamental policy to ordinarily invest, under normal circumstances, 100% of its total assets in weekly liquid assets (as defined under Rule 2a-7 of the investment company act of 1940, as amended). The maturity restrictions applicable to weekly liquid assets may reduce the Fund’s yield and performance.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-766-7722.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JOFXX-225

ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Securities Lending Money Market Fund

Agency SL Shares/Ticker: VSLXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Securities Lending Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Securities Lending Money Market Fund (Agency SL Shares)	$6	0.06%

KEY FUND STATISTICS
Fund net assets (000's)	$1,355,100
Total number of portfolio holdings	38
Total advisory fees paid (000's)	$342
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	91.4
8–30 calendar days	1.5
31–60 calendar days	2.9
61–90 calendar days	1.4
91–180 calendar days	2.2
181+ calendar days	0.6
Material changes to the Fund during the period
Prior to September 3, 2024, the Fund was an institutional prime money market fund that invested in high quality, short-term money market instruments which are issued and payable in U.S. dollars and principally invested in high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations, debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or Government-Sponsored Enterprises (GSEs), asset-backed securities, repurchase agreements, and taxable municipal obligations. The Fund had calculated its net asset value to four decimals (e.g., $1.0000) using market-based pricing and operated with a floating net asset value (NAV).
Effective September 3, 2024, the Fund converted to a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended. As a result, the Fund made certain changes to its investment policy, investment strategies and related risks, including the adoption of a new investment policy to invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are “collateralized fully” by cash or government securities.
Under this new investment strategy, the Fund, under normal conditions, invests its assets exclusively in debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or GSEs, and repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities. The Fund now seeks to maintain a constant NAV of $1.00 per share.
In connection with the changes to the investment policy and investment strategies, effective September 3, 2024, the Fund is no longer subject to the following Main Investment Risks: (i) Municipal Obligations Risk; (ii) Concentration Risk; (iii) Foreign Securities Risk; (iv) Industry and Sector Focus Risk; and (v) Privately Placed Securities Risk. The Fund is also now subject to the following Main Investment Risk: Net Asset Value Risk.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-766-7722.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
VSLXX-225

ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Ultra-Short Municipal Fund

Class A Shares/Ticker: USMSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Ultra-Short Municipal Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Ultra-Short Municipal Fund (Class A Shares)	$45	0.44%
How did the Fund Perform?
The JPMorgan Ultra-Short Municipal Fund's Class A Shares, without a sales charge, returned 3.25% for the year ended February 28, 2025. The Bloomberg US Municipal Index returned 2.96% and the Bloomberg 1-Year Municipal Bond Index (the "Index") returned 3.56% for the year ended February 28, 2025.
  The overweight in the zero to one-year effective duration bucket positively impacted performance in the Fund, as this category outperformed throughout the year.
  The Fund’s underweight to AA-rated bonds added to performance, as they underperformed on the year. Additionally, being underweight the underperforming prerefunded sector positively contributed to performance in the Fund.
  The two- to five-year effective duration underperformed for the period; the Fund’s overweight to this bucket took from performance.
  The Fund’s underweight to A-rated bonds detracted from performance, as they outperformed on the year.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Ultra-Short Municipal Fund (Class A Shares)*	May 31, 2016	3.25%	1.25%	1.18%
Bloomberg US Municipal Index		2.96	0.67	2.06
Bloomberg 1-Year Municipal Bond Index		3.56	1.47	1.47
*
Performance of Class A Shares reflects no initial sales charge. Prior to September 15, 2020, the maximum initial sales charge applicable to Class A Shares was 2.25%, which is not reflected in the performance shown in the table above.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Ultra-Short Municipal Fund, the Bloomberg US Municipal Index and the Bloomberg 1-Year Municipal Bond Index from May 31, 2016 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Bloomberg US Municipal Index and the Bloomberg 1-Year Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg US Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Bloomberg 1-Year Municipal Bond Index is an unmanaged index that includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, and have maturities of 1 to 2 years. Investors cannot invest directly in an index.
Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on NAVs calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the NAVs in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$2,181,573
Total number of portfolio holdings	1,310
Portfolio turnover rate	70%
Total advisory fees paid (000's)	$0
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Material changes to the Fund during the period
Effective May 13, 2024, the Fund updated its main investment strategies to allow it to invest up to 25% of its Assets in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals.
Effective April 16, 2025 the Fund’s adviser and/or its affiliates contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.38% of the average daily net assets of Fund’s Class A Shares.
Effective April 22, 2025, the Fund’s Class A Shares are offered on a limited basis. Investors are not eligible to purchase shares of the Fund’s Class A Shares unless they meet certain requirements as described in the Fund’s prospectus.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
USMSX-225

ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Ultra-Short Municipal Fund

Class I Shares/Ticker: USMTX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Ultra-Short Municipal Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Ultra-Short Municipal Fund (Class I Shares)	$24	0.24%
How did the Fund Perform?
The JPMorgan Ultra-Short Municipal Fund's Class I Shares returned 3.46% for the year ended February 28, 2025. The Bloomberg US Municipal Index returned 2.96% and the Bloomberg 1-Year Municipal Bond Index (the "Index") returned 3.56% for the year ended February 28, 2025.
  The overweight in the zero to one-year effective duration bucket positively impacted performance in the Fund, as this category outperformed throughout the year.
  The Fund’s underweight to AA-rated bonds added to performance, as they underperformed on the year. Additionally, being underweight the underperforming prerefunded sector positively contributed to performance in the Fund.
  The two- to five-year effective duration underperformed for the period; the Fund’s overweight to this bucket took from performance.
  The Fund’s underweight to A-rated bonds detracted from performance, as they outperformed on the year.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Ultra-Short Municipal Fund (Class I Shares)	May 31, 2016	3.46%	1.46%	1.39%
Bloomberg US Municipal Index		2.96	0.67	2.06
Bloomberg 1-Year Municipal Bond Index		3.56	1.47	1.47
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Ultra-Short Municipal Fund, the Bloomberg US Municipal Index and the Bloomberg 1-Year Municipal Bond Index from May 31, 2016 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg US Municipal Index and the Bloomberg 1-Year Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg US Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Bloomberg 1-Year Municipal Bond Index is an unmanaged index that includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, and have maturities of 1 to 2 years. Investors cannot invest directly in an index.
Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on NAVs calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the NAVs in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$2,181,573
Total number of portfolio holdings	1,310
Portfolio turnover rate	70%
Total advisory fees paid (000's)	$0
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Material changes to the Fund during the period
Effective May 13, 2024, the Fund updated its main investment strategies to allow it to invest up to 25% of its Assets in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals.
Effective April 16, 2025 the Ultra-Short Municipal Fund’s adviser and/or its affiliates  contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed  0.18% of the average daily net assets of the Fund’s Class I Shares.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
USMTX-225
JPMorgan Institutional Tax Free Money Market Fund - Agency Class

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The Audit committee financial experts are Gary L. French, Kathleen M. Gallagher, Raymond Kanner and Lawrence R. Maffia, each of whom is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for the purposes of the audit committee financial expert determination.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2025 – $116,067

2024 – $123,181

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2025 – $17,523

2024 – $17,178

Audit-related fees consists of security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2025 – $26,495

2024 – $29,167

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended February 28, 2025 and February 29, 2024, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2025 – Not applicable

2024 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the

“Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2025 – 0.0%

2024 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable—Less than 50%.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2024—$34.9 million

2023—$35.0 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

Not applicable.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1)

That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2)	The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3)	Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4)	The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5)	Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included in the financial statements filed under Item 7 of this Form.

Included in Item 7.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Annual Financial Statements
J.P. Morgan Money Market Funds
February 28, 2025
JPMorgan Prime Money Market Fund
JPMorgan Institutional Tax Free Money Market Fund
JPMorgan Liquid Assets Money Market Fund
JPMorgan Securities Lending Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan U.S. Treasury Plus Money Market Fund
JPMorgan Federal Money Market Fund
JPMorgan 100% U.S. Treasury Securities Money Market Fund
JPMorgan Tax Free Money Market Fund
JPMorgan Municipal Money Market Fund
JPMorgan California Municipal Money Market Fund
JPMorgan New York Municipal Money Market Fund

The following disclosure applies to the JPMorgan Liquid Assets Money Market Fund, JPMorgan Tax Free Money Market Fund, JPMorgan Municipal Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund.
You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. A Fund may impose a fee upon the sale of your shares. An investment in a Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor is not required to reimburse a Fund for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.
The following disclosure applies to the JPMorgan Prime Money Market Fund and JPMorgan Institutional Tax Free Money Market Fund.
You could lose money by investing in a Fund. Because the share price of each Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in a Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor is not required to reimburse a Fund for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.
Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.
The following disclosure applies to the JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan 100% U.S. Treasury Securities Money Market Fund and, effective September 3, 2024, JPMorgan Securities Lending Money Market Fund.
You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor is not required to reimburse a Fund for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 27.0%
BMO Capital Markets Corp., 4.40%, dated 2/28/2025, due 3/3/2025, repurchase price $60,022, collateralized by Asset-Backed Securities, 1.73% - 12.52%, due 12/15/2027 - 1/25/2067, Collateralized Mortgage Obligations, 0.00% - 8.27%, due 6/27/2028 - 11/25/2058, Corporate Notes and Bonds, 3.13% - 9.38%, due 6/1/2025 - 1/31/2051 and GNMA, 1.40% - 5.50%, due 7/20/2052 - 10/20/2066, with a value of $63,832.	60,000	60,000
BMO Capital Markets Corp., 4.40%, dated 2/28/2025, due 3/3/2025, repurchase price $105,039, collateralized by Asset-Backed Securities, 0.00% - 13.06%, due 12/15/2025 - 8/25/2067, Collateralized Mortgage Obligations, 2.82% - 8.30%, due 8/12/2033 - 10/25/2059, Corporate Notes and Bonds, 1.65% - 9.75%, due 4/29/2025 - 11/15/2040, FNMA, 6.05%, due 1/25/2045 and GNMA, 2.00% - 5.50%, due 1/16/2051 - 10/16/2066, with a value of $112,370.	105,000	105,000
BMO Capital Markets Corp., 4.43%, dated 2/28/2025, due 3/7/2025, repurchase price $80,069, collateralized by Asset-Backed Securities, 1.76% - 7.43%, due 10/15/2026 - 10/25/2066, Collateralized Mortgage Obligations, 0.35% - 10.35%, due 9/25/2035 - 1/25/2070, Corporate Notes and Bonds, 1.19% - 9.63%, due 5/15/2025 - 9/15/2055 and GNMA, 1.50% - 7.50%, due 5/20/2043 - 8/20/2064, with a value of $85,290.	80,000	80,000
BMO Capital Markets Corp., 4.43%, dated 2/28/2025, due 3/7/2025, repurchase price $80,069, collateralized by Asset-Backed Securities, 0.00% - 6.95%, due 1/16/2029 - 9/21/2037, Collateralized Mortgage Obligations, 0.00% - 7.08%, due 4/25/2033 - 1/25/2067, Corporate Notes and Bonds, 2.40% - 6.63%, due 1/15/2026 - 11/15/2052, GNMA, 1.34% - 7.50%, due 1/16/2051 - 10/20/2066 and U.S. Treasury Securities, 3.63%, due 2/15/2053, with a value of $84,831.	80,000	80,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BMO Capital Markets Corp., 4.48%, dated 2/28/2025, due 3/7/2025, repurchase price $175,153, collateralized by Asset-Backed Securities, 0.00% - 12.78%, due 3/25/2025 - 1/25/2067, Collateralized Mortgage Obligations, 0.91% - 7.67%, due 5/25/2033 - 8/25/2066, Corporate Notes and Bonds, 1.25% - 9.38%, due 4/15/2025 - 5/15/2046, FNMA, 14.95%, due 5/27/2042 and GNMA, 1.40% - 7.00%, due 9/20/2049 - 8/20/2064, with a value of $190,321.	175,000	175,000
BNP Paribas SA, 4.46%, dated 2/28/2025, due 3/6/2025, repurchase price $600,446, collateralized by Asset-Backed Securities, 0.01% - 13.35%, due 7/15/2026 - 6/25/2067, Corporate Notes and Bonds, 0.00% - 15.29%, due 4/29/2025 - 2/24/2055^^ and Sovereign Government Securities, 0.00% - 5.00%, due 12/15/2035 - 7/9/2041, with a value of $657,989.	600,000	600,000
BNP Paribas SA, 4.49%, dated 2/28/2025, due 3/7/2025, repurchase price $463,404, collateralized by Asset-Backed Securities, 4.91% - 6.70%, due 11/15/2026 - 10/25/2069, Collateralized Mortgage Obligations, 1.08% - 8.75%, due 6/12/2034 - 7/25/2069, Corporate Notes and Bonds, 0.95% - 10.75%, due 3/3/2025 - 10/31/2082^^, FHLMC, 2.45%, due 4/25/2032, FNMA, 4.50%, due 11/25/2061 and Sovereign Government Securities, 2.88% - 5.10%, due 4/3/2028 - 6/18/2050, with a value of $491,281.	463,000	463,000
BNP Paribas SA, 4.57%, dated 2/28/2025, due 3/7/2025, repurchase price $537,477, collateralized by Asset-Backed Securities, 2.87% - 8.05%, due 4/10/2027 - 6/20/2051, Collateralized Mortgage Obligations, 0.00% - 10.26%, due 11/15/2027 - 11/25/2069, Corporate Notes and Bonds, 0.88% - 8.50%, due 3/3/2025 - 12/31/2079^^, FHLMC, 4.13% - 6.25%, due 7/15/2032 - 12/25/2034, FNMA, 4.25% - 12.00%, due 1/25/2040 - 11/25/2061 and Sovereign Government Securities, 1.75% - 7.63%, due 8/7/2026 - 4/16/2050^^, with a value of $576,714.	537,000	537,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	1

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
BNP Paribas SA, 4.75%, dated 2/28/2025, due 4/4/2025, repurchase price $472,171, collateralized by Collateralized Mortgage Obligations, 2.03% - 6.99%, due 12/14/2034 - 7/17/2057, Corporate Notes and Bonds, 0.00% - 8.50%, due 3/3/2025 - 3/7/2087^^, FHLMC, 6.25%, due 7/15/2032, FNMA, 4.45% - 6.45%, due 7/25/2033 - 9/26/2044, Sovereign Government Securities, 5.88%, due 1/30/2060 and U.S. Treasury Securities, 0.63%, due 1/15/2026, with a value of $514,124.	470,000	470,000
BofA Securities, Inc., 4.78%, dated 2/28/2025, due 6/3/2025, repurchase price $734,145, collateralized by Asset-Backed Securities, 0.00% - 12.90%, due 10/9/2026 - 7/25/2068^^, Collateralized Mortgage Obligations, 0.00% - 6.43%, due 6/25/2028 - 10/25/2069, Corporate Notes and Bonds, 0.00%, due 7/1/2026 - 8/1/2044, FNMA, 3.00% - 11.35%, due 10/25/2033 - 11/25/2061 and Sovereign Government Securities, 0.00% - 6.00%, due 11/15/2026 - 7/9/2046, with a value of $791,016.	725,000	725,000
Citigroup Global Markets Holdings, Inc., 4.39%, dated 2/28/2025, due 3/3/2025, repurchase price $850,311, collateralized by Common Stocks and U.S. Treasury Securities, 0.00% - 4.75%, due 3/13/2025 - 2/15/2054, with a value of $867,022.	850,000	850,000
Credit Agricole Corporate and Investment Bank, 4.39%, dated 2/28/2025, due 3/3/2025, repurchase price $110,040, collateralized by Asset-Backed Securities, 2.85% - 6.71%, due 5/15/2034 - 4/20/2062, Collateralized Mortgage Obligations, 2.91% - 2.94%, due 9/12/2034 - 3/16/2063, Corporate Notes and Bonds, 1.14% - 8.40%, due 2/9/2026 - 2/15/2055^^, FNMA, 6.00%, due 6/1/2054, GNMA, 3.50%, due 4/20/2052, Sovereign Government Securities, 2.85% - 5.50%, due 11/16/2027 - 11/23/2039 and U.S. Treasury Securities, 0.00% - 1.00%, due 2/15/2032 - 2/15/2049, with a value of $115,867.	110,000	110,000
Credit Agricole Corporate and Investment Bank, 4.39%, dated 2/28/2025, due 3/5/2025, repurchase price $50,030, collateralized by Commercial Paper, 0.00%, due 8/18/2025, Corporate Notes and Bonds, 1.20% - 9.50%, due 3/10/2025 - 1/15/2055^^ and Sovereign Government Securities, 5.85%, due 8/21/2033, with a value of $53,091.	50,000	50,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Credit Agricole Corporate and Investment Bank, 4.39%, dated 2/28/2025, due 3/7/2025, repurchase price $420,359, collateralized by Asset-Backed Securities, 2.85% - 6.71%, due 5/15/2037 - 4/20/2062, Commercial Paper, 0.00% - 99.00%, due 3/3/2025 - 8/27/2025, Corporate Notes and Bonds, 1.14% - 10.50%, due 3/17/2025 - 2/1/2055^^, Sovereign Government Securities, 0.88% - 4.88%, due 6/23/2025 - 1/17/2033 and U.S. Treasury Securities, 0.00%, due 5/15/2028 - 2/15/2032, with a value of $442,633.	420,000	420,000
Federal Reserve Bank of New York, 4.25%, dated 2/28/2025, due 3/3/2025, repurchase price $7,202,550, collateralized by U.S. Treasury Securities, 1.63% - 4.75%, due 5/15/2031 - 2/15/2041, with a value of $7,202,550.	7,200,000	7,200,000
Fixed Income Clearing Corp., 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $1,000,363, collateralized by U.S. Treasury Securities, 0.63% - 4.63%, due 10/15/2026 - 11/15/2048, with a value of $1,020,000.	1,000,000	1,000,000
Fixed Income Clearing Corp., 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $1,000,363, collateralized by U.S. Treasury Securities, 1.50% - 3.38%, due 11/30/2028 - 11/15/2048, with a value of $1,020,000.	1,000,000	1,000,000
Goldman Sachs & Co. LLC, 4.71%, dated
2/28/2025, due 4/28/2025, repurchase price
$403,088, collateralized by Asset-Backed
Securities, 0.00% - 13.22%, due 10/1/2029 -
12/25/2066, Collateralized Mortgage
Obligations, 2.85% - 8.97%, due 5/15/2031 -
10/25/2063, Corporate Notes and Bonds,
0.00% - 16.65%, due 3/26/2025 -
11/15/2066, FHLMC, 5.00% - 6.00%, due
2/1/2040 - 2/1/2055, FNMA, 4.50% - 6.50%,
due 1/1/2054 - 11/1/2054, GNMA, 3.00% -
6.00%, due 8/15/2025 - 1/20/2055,
Sovereign Government Securities, 0.00% -
7.88%, due 1/23/2031 - 9/10/2060 and
U.S. Treasury Securities, 0.00% - 2.63%, due
3/31/2025 - 5/15/2054, with a value of
$431,782.
	400,000	400,000
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Goldman Sachs & Co. LLC, 4.73%, dated 2/28/2025, due 4/28/2025, repurchase price $614,729, collateralized by Asset-Backed Securities, 0.00% - 12.86%, due 4/21/2025 - 7/25/2068, Collateralized Mortgage Obligations, 0.15% - 9.43%, due 10/25/2032 - 12/16/2072, Corporate Notes and Bonds, 0.00% - 12.75%, due 3/15/2025 - 5/15/2030 and GNMA, 0.00% - 6.00%, due 2/20/2055, with a value of $653,265.	610,000	610,000
HSBC Securities USA, Inc., 4.43%, dated 2/28/2025, due 3/3/2025, repurchase price $20,007, collateralized by Asset-Backed Securities, 2.02% - 5.07%, due 5/15/2026 - 9/25/2040, Corporate Notes and Bonds, 1.63% - 6.25%, due 9/11/2027 - 12/31/2079 and Municipal Debt Securities, 3.00% - 7.50%, due 2/1/2037 - 8/20/2040, with a value of $21,099.	20,000	20,000
HSBC Securities USA, Inc., 4.43%, dated 2/28/2025, due 3/3/2025, repurchase price $410,151, collateralized by Corporate Notes and Bonds, 1.65% - 9.95%, due 6/5/2026 - 3/15/2062, FHLMC, 1.50% - 7.50%, due 5/1/2028 - 3/1/2055, FNMA, 1.50% - 6.50%, due 1/1/2026 - 6/1/2063, GNMA, 1.50% - 8.00%, due 9/15/2025 - 11/15/2066 and Sovereign Government Securities, 3.50% - 5.25%, due 1/25/2026 - 9/20/2028, with a value of $430,139.	410,000	410,000
ING Financial Markets LLC, 4.40%, dated 2/28/2025, due 3/3/2025, repurchase price $120,044, collateralized by Common Stocks, with a value of $129,648.	120,000	120,000
ING Financial Markets LLC, 4.40%, dated 2/28/2025, due 3/3/2025, repurchase price $142,052, collateralized by Corporate Notes and Bonds, 1.50% - 6.10%, due 2/1/2026 - 9/27/2046, with a value of $149,156.	142,000	142,000
ING Financial Markets LLC, 4.40%, dated 2/28/2025, due 3/3/2025, repurchase price $200,073, collateralized by Corporate Notes and Bonds, 2.50% - 7.00%, due 8/15/2025 - 10/15/2064, with a value of $210,078.	200,000	200,000
ING Financial Markets LLC, 4.60%, dated 2/28/2025, due 4/21/2025, repurchase price $201,329, collateralized by Common Stocks, with a value of $217,656.	200,000	200,000
ING Financial Markets LLC, 4.65%, dated 2/28/2025, due 4/28/2025, repurchase price $453,429, collateralized by Common Stocks, with a value of $489,767.	450,000	450,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mitsubishi UFJ Trust & Banking Corp., 4.45%, dated 2/28/2025, due 3/6/2025, repurchase price $1,000,742, collateralized by Corporate Notes and Bonds, 0.00% - 5.10%, due 8/7/2025 - 1/15/2032, with a value of $1,050,260.	1,000,000	1,000,000
MUFG Securities Americas, Inc., 4.41%, dated 2/28/2025, due 3/3/2025, repurchase price $50,018, collateralized by Corporate Notes and Bonds, 2.62% - 5.59%, due 6/24/2031 - 10/15/2054 and Sovereign Government Securities, 0.00% - 11.75%, due 10/21/2026 - 12/15/2035, with a value of $52,519.	50,000	50,000
Natixis SA, 4.46%, dated 2/28/2025, due 3/7/2025, repurchase price $85,074, collateralized by Asset-Backed Securities, 5.48% - 6.86%, due 7/17/2034 - 1/25/2038, Collateralized Mortgage Obligations, 3.10% - 4.56%, due 8/12/2033 - 5/17/2035 and Corporate Notes and Bonds, 2.59% - 9.88%, due 5/25/2027 - 7/31/2042, with a value of $90,799.	85,000	85,000
Natixis SA, 4.46%, dated 2/28/2025, due 3/7/2025, repurchase price $125,108, collateralized by Asset-Backed Securities, 2.90% - 7.01%, due 9/17/2029 - 11/25/2053, Collateralized Mortgage Obligations, 3.10% - 7.69%, due 5/17/2035 - 9/8/2039 and Corporate Notes and Bonds, 3.20% - 9.88%, due 3/5/2030 - 5/15/2051, with a value of $133,296.	125,000	125,000
Natixis SA, 4.46%, dated 2/28/2025, due 3/7/2025, repurchase price $404,350, collateralized by Asset-Backed Securities, 5.48% - 7.01%, due 5/17/2031 - 5/17/2038, Collateralized Mortgage Obligations, 5.39% - 5.73%, due 6/15/2033 - 6/16/2036 and Corporate Notes and Bonds, 3.35% - 12.25%, due 6/20/2027 - 1/15/2067, with a value of $430,196.	404,000	404,000
Natixis SA, 4.50%, dated 2/28/2025, due 3/7/2025, repurchase price $50,044, collateralized by Asset-Backed Securities, 4.30% - 6.44%, due 2/15/2027 - 1/25/2038, Collateralized Mortgage Obligations, 3.00% - 6.45%, due 12/25/2046 - 2/25/2064 and Corporate Notes and Bonds, 1.93% - 9.50%, due 6/1/2025 - 7/1/2053, with a value of $53,491.	50,000	50,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	3

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Natixis SA, 4.50%, dated 2/28/2025, due 3/7/2025, repurchase price $125,109, collateralized by Asset-Backed Securities, 5.58% - 7.89%, due 4/20/2034 - 1/22/2038, Collateralized Mortgage Obligations, 4.91%, due 12/25/2046, Corporate Notes and Bonds, 2.61% - 7.70%, due 6/1/2027 - 2/8/2051^^ and Sovereign Government Securities, 6.00%, due 10/20/2033, with a value of $133,465.	125,000	125,000
Natixis SA, 4.50%, dated 2/28/2025, due 3/7/2025, repurchase price $200,175, collateralized by Asset-Backed Securities, 4.30% - 6.79%, due 2/15/2027 - 3/17/2038, Collateralized Mortgage Obligations, 2.86% - 5.48%, due 5/12/2034 - 2/25/2067 and Corporate Notes and Bonds, 2.59% - 9.50%, due 2/14/2027 - 5/20/2041, with a value of $212,371.	200,000	200,000
Natixis SA, 4.51%, dated 2/28/2025, due 3/7/2025, repurchase price $75,066, collateralized by Asset-Backed Securities, 6.20% - 6.80%, due 2/5/2031 - 1/22/2038, Collateralized Mortgage Obligations, 3.00%, due 8/17/2061 and Corporate Notes and Bonds, 3.65% - 9.50%, due 7/1/2029 - 3/25/2041, with a value of $79,305.	75,000	75,000
Pershing LLC, 4.73%, dated 2/28/2025, due 5/15/2025, repurchase price $111,098, collateralized by Asset-Backed Securities, 1.40% - 9.11%, due 12/20/2028 - 10/25/2063, Corporate Notes and Bonds, 3.36% - 12.25%, due 11/15/2026 - 2/24/2055, FHLMC, 6.00%, due 6/25/2044, GNMA, 5.50%, due 12/20/2052, Municipal Debt Securities, 5.00%, due 6/1/2039 and U.S. Treasury Securities, 0.00% - 4.38%, due 2/15/2026 - 11/15/2052, with a value of $119,922.	110,000	110,000
RBC Capital Markets LLC, 4.43%, dated 2/28/2025, due 3/5/2025, repurchase price $600,369, collateralized by Certificates of Deposit, 0.00% - 5.10%, due 6/27/2025 - 1/15/2026, Commercial Paper, 0.00% - 4.54%, due 4/1/2025 - 9/3/2025 and Corporate Notes and Bonds, 0.90% - 8.75%, due 3/14/2025 - 12/31/2079^^, with a value of $631,177.	600,000	600,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Societe Generale SA, 4.40%, dated 2/28/2025, due 3/3/2025, repurchase price $210,077, collateralized by Asset-Backed Securities, 2.00% - 5.94%, due 4/22/2030 - 8/25/2061, Collateralized Mortgage Obligations, 4.41% - 8.00%, due 9/20/2039 - 5/17/2057 and Corporate Notes and Bonds, 1.13% - 7.25%, due 5/6/2025 - 7/15/2064^^, with a value of $220,907.	210,000	210,000
Societe Generale SA, 4.47%, dated 2/28/2025, due 3/3/2025, repurchase price $140,052, collateralized by Asset-Backed Securities, 4.81%, due 1/26/2037, Collateralized Mortgage Obligations, 4.38%, due 1/10/2039, Corporate Notes and Bonds, 0.00% - 11.25%, due 1/11/2026 - 3/30/2062^^ and FNMA, 9.60% - 9.85%, due 3/25/2042 - 3/25/2043, with a value of $151,197.	140,000	140,000
Societe Generale SA, 4.47%, dated 2/28/2025, due 3/4/2025, repurchase price $475,236, collateralized by Asset-Backed Securities, 4.81% - 6.25%, due 7/20/2033 - 1/26/2037, Collateralized Mortgage Obligations, 4.01% - 10.57%, due 10/15/2036 - 5/12/2050, Corporate Notes and Bonds, 1.65% - 11.00%, due 1/15/2026 - 6/5/2074^^ and Sovereign Government Securities, 0.55% - 9.88%, due 10/21/2025 - 1/30/2060, with a value of $509,768.	475,000	475,000
Societe Generale SA, 4.40%, dated 2/28/2025, due 3/6/2025, repurchase price $625,458, collateralized by Asset-Backed Securities, 2.43% - 10.57%, due 7/22/2030 - 10/25/2067, Collateralized Mortgage Obligations, 3.06% - 8.75%, due 9/20/2039 - 11/17/2062, Corporate Notes and Bonds, 1.00% - 7.41%, due 3/15/2025 - 9/1/2054^^ and Sovereign Government Securities, 3.25% - 5.20%, due 3/1/2028 - 2/2/2042, with a value of $658,652.	625,000	625,000
Societe Generale SA, 4.57%, dated 2/28/2025, due 3/31/2025, repurchase price $80,315, collateralized by Asset-Backed Securities, 4.81%, due 1/26/2037, Collateralized Mortgage Obligations, 3.32% - 8.25%, due 4/17/2034 - 11/18/2049, Corporate Notes and Bonds, 1.13% - 11.00%, due 3/10/2025 - 2/28/2057^^, FNMA, 10.05%, due 4/25/2043 and Sovereign Government Securities, 3.63% - 9.38%, due 5/18/2025 - 6/5/2049, with a value of $86,539.	80,000	80,000
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Societe Generale SA, 4.71%, dated 2/28/2025, due 5/27/2025, repurchase price $328,742, collateralized by Asset-Backed Securities, 4.75% - 5.18%, due 11/25/2035 - 1/26/2037, Collateralized Mortgage Obligations, 3.24% - 7.31%, due 7/25/2034 - 8/16/2047, Corporate Notes and Bonds, 2.40% - 11.50%, due 4/23/2025 - 12/1/2054^^ and Sovereign Government Securities, 9.38%, due 1/19/2033, with a value of $354,867.	325,000	325,000
TD Securities USA LLC, 4.43%, dated 2/28/2025, due 3/7/2025, repurchase price $700,603, collateralized by Corporate Notes and Bonds, 0.70% - 9.40%, due 6/15/2025 - 10/15/2064, Municipal Debt Securities, 0.00% - 7.50%, due 9/1/2028 - 5/15/2063 and U.S. Treasury Securities, 0.00% - 2.88%, due 3/20/2025 - 8/15/2026, with a value of $740,639.	700,000	700,000
TD Securities USA LLC, 4.46%, dated 2/28/2025, due 3/7/2025, repurchase price $475,412, collateralized by Corporate Notes and Bonds, 1.65% - 6.17%, due 9/1/2026 - 3/15/2052, with a value of $502,643.	475,000	475,000
TD Securities USA LLC, 4.68%, dated 2/28/2025, due 4/11/2025, repurchase price $226,229, collateralized by Corporate Notes and Bonds, 0.00% - 6.75%, due 10/15/2025 - 3/15/2055, FHLMC, 3.00% - 5.70%, due 6/15/2044 - 3/25/2055 and GNMA, 6.00%, due 9/20/2063, with a value of $236,503.	225,000	225,000
UBS Securities LLC, 4.50%, dated 2/28/2025, due 3/7/2025, repurchase price $400,350, collateralized by Certificates of Deposit, 4.25%, due 2/28/2028, Corporate Notes and Bonds, 1.25% - 12.00%, due 3/6/2025 - 1/15/2083^^ and Sovereign Government Securities, 7.13%, due 1/20/2037, with a value of $423,286.	400,000	400,000
Wells Fargo Securities LLC, 4.46%, dated 2/28/2025, due 3/7/2025, repurchase price $90,078, collateralized by Commercial Paper, 0.00%, due 3/21/2025 - 9/8/2025, with a value of $94,582.	90,000	90,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wells Fargo Securities LLC, 4.78%, dated 2/28/2025, due 5/14/2025, repurchase price $277,739, collateralized by Certificates of Deposit, 0.00% - 7.50%, due 3/12/2025 - 4/4/2030, with a value of $292,201.	275,000	275,000
Wells Fargo Securities LLC, 4.78%, dated 2/28/2025, due 5/22/2025, repurchase price $384,188, collateralized by Certificates of Deposit, 4.64%, due 2/25/2026 and Commercial Paper, 0.00% - 5.66%, due 3/4/2025 - 9/18/2025, with a value of $403,768.	380,000	380,000
Total Repurchase Agreements (Cost $23,701,000)		23,701,000
Municipal Bonds — 0.7%
Alaska — 0.1%
Alaska Housing Finance Corp., State Capital Project Series 2022A, Rev., VRDO, LOC : Barclays Bank plc, 4.35%, 3/7/2025 (a)	73,000	73,000
Colorado — 0.0% ^
Colorado Housing and Finance Authority, Single Family Mortgage
Series 2024 E-2, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 4.35%, 3/7/2025 (a)	14,000	14,000
Series 2024 G-2, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 4.35%, 3/7/2025 (a)	10,000	10,000
Total Colorado		24,000
Iowa — 0.1%
Iowa Student Loan Liquidity Corp., Student Loan Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 4.37%, 3/7/2025 (a)	70,800	70,800
Minnesota — 0.2%
Ecmc Group, Inc. Series 23-1, VRDO, 4.43%, 3/7/2025 (a)	88,918	88,918
Minnesota Housing Finance Agency, Residential Housing Finance
Series 2024 S, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : State Street Bank & Trust Co., 4.35%, 3/7/2025 (a)	7,500	7,500
Series 2024Q, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : State Street Bank & Trust Co., 4.35%, 3/7/2025 (a)	17,000	17,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	5

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Minnesota — continued
Series 2024W, Rev., VRDO, LIQ : State Street Bank & Trust Co., 4.35%, 3/7/2025 (a)	20,000	20,000
Series 2025 B, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 4.35%, 3/7/2025 (a)	5,000	5,000
Total Minnesota		138,418
New Hampshire — 0.2%
New Hampshire Business Finance Authority, Hanwa Q Cells USA, Inc., Project Series 2024A, Rev., VRDO, LOC : Kookmin Bank, 4.65%, 3/7/2025 (a) (b)	125,000	125,000
New Hampshire Business Finance Authority, University of Nevada Reno Project Series 2023, Rev., VRDO, LOC : Korea Development Bank, 4.52%, 3/7/2025 (a) (b)	27,705	27,705
Total New Hampshire		152,705
Pennsylvania — 0.0% ^
Pennsylvania Higher Education Assistance Agency Series 2024A, Rev., VRDO, LOC : Bank of America NA, 4.35%, 3/7/2025 (a)	35,390	35,390
Texas — 0.1%
North Texas Higher Education Authority, Inc. Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 4.37%, 3/7/2025 (a)	22,800	22,800
State of Texas, Public Finance Authority Series 2024 A, GO, VRDO, LIQ : FHLB, 4.35%, 3/7/2025 (a)	45,000	45,000
State of Texas, Veterans Series 2023A, GO, VRDO, LIQ : Texas State Comptroller, 4.40%, 3/7/2025 (a)	34,100	34,100
Total Texas		101,900
Total Municipal Bonds (Cost $596,213)		596,213
Corporate Bonds — 0.3%
Banks — 0.3%
Barclays Bank plc (United Kingdom)
(OBFR + 0.20%), 4.53%, 3/3/2025 (b) (c)	125,000	125,009
(OBFR + 0.20%), 4.53%, 3/3/2025 (b) (c)	152,000	152,000
Total Corporate Bonds (Cost $277,000)		277,009
Short Term Investments — 69.6%
Commercial Paper — 35.2%
Antalis SA (France), 4.43%, 4/22/2025 (b) (d)	156,000	154,995
Atlantic Asset Securitization LLC, 4.44%, 8/25/2025 (b) (d)	100,000	97,851
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Australia & New Zealand Banking Group Ltd. (Australia)
(SOFR + 0.20%), 4.56%, 3/3/2025 (b) (c)	60,000	60,012
(SOFR + 0.22%), 4.58%, 3/3/2025 (b) (c)	90,000	90,020
(SOFR + 0.25%), 4.61%, 3/3/2025 (b) (c)	42,000	42,006
(SOFR + 0.26%), 4.62%, 3/3/2025 (b) (c)	100,000	100,027
4.54%, 5/21/2025 (b) (d)	97,000	96,059
4.44%, 6/23/2025 (b) (d)	113,000	111,469
4.43%, 10/27/2025 (b) (d)	125,000	121,438
4.43%, 10/29/2025 (b) (d)	59,000	57,305
4.43%, 10/31/2025 (b) (d)	88,000	85,452
Bank of Montreal (Canada)
(SOFR + 0.34%), 4.70%, 3/3/2025 (b) (c)	105,000	105,052
(SOFR + 0.35%), 4.71%, 3/3/2025 (c)	142,000	142,089
5.15%, 4/3/2025 (d)	5,000	4,979
5.16%, 4/8/2025 (d)	16,000	15,924
5.34%, 4/30/2025 (d)	13,000	12,904
4.93%, 5/28/2025 (d)	46,000	45,506
5.28%, 6/10/2025 (d)	70,000	69,139
4.55%, 6/17/2025 (d)	72,000	71,054
5.22%, 7/1/2025 (d)	100,000	98,520
4.49%, 9/3/2025 (d)	92,000	89,946
4.52%, 11/7/2025 (d)	172,000	166,862
4.58%, 11/21/2025 (d)	243,000	235,348
4.60%, 11/25/2025 (d)	51,000	49,371
4.49%, 2/3/2026 (d)	55,000	52,822
Bank of New Zealand (New Zealand), 4.57%, 3/6/2025 (b) (d)	72,000	71,948
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.31%), 4.67%, 3/3/2025 (b) (c)	332,000	332,065
(SOFR + 0.32%), 4.68%, 3/3/2025 (b) (c)	41,000	41,017
4.69%, 3/3/2025 (b)	81,000	81,041
4.55%, 6/3/2025 (b) (d)	286,000	282,738
4.44%, 10/31/2025 (b) (d)	147,000	142,781
4.55%, 11/12/2025 (b) (d)	205,000	198,851
4.49%, 2/20/2026 (b) (d)	82,000	78,624
Barclays Bank plc (United Kingdom), 4.47%, 8/6/2025 (b) (d)	25,000	24,517
Bedford Row Funding Corp.
(SOFR + 0.20%), 4.56%, 3/3/2025 (b) (c)	55,000	55,002
4.58%, 5/20/2025 (d)	119,000	117,833
Bennington Stark Capital Co. LLC, (SOFR + 0.20%), 4.56%, 3/3/2025 (b) (c)	124,679	124,682
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
BNP Paribas SA (France)
(SOFR + 0.20%), 4.56%, 3/3/2025 (c)	75,000	75,000
5.29%, 3/11/2025 (d)	110,000	109,855
4.70%, 3/11/2025 (d)	68,000	67,910
4.45%, 4/1/2025 (d)	479,000	477,154
BofA Securities, Inc.
4.38%, 3/27/2025 (d)	90,000	89,704
4.60%, 5/20/2025 (d)	120,000	118,809
BPCE SA (France), 4.42%, 5/15/2025 (b) (d)	134,000	132,768
CAFCO LLC, 4.61%, 5/23/2025 (b) (d)	25,000	24,746
Caisse d'Amortissement de la Dette Sociale (France), 4.82%, 3/3/2025 (b) (d)	27,000	26,990
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.30%), 4.66%, 3/3/2025 (b) (c)	300,000	300,119
(SOFR + 0.34%), 4.70%, 3/3/2025 (b) (c)	187,000	187,160
5.28%, 5/23/2025 (b) (d)	100,000	98,989
5.21%, 6/6/2025 (b) (d)	92,000	90,915
5.22%, 7/2/2025 (b) (d)	105,000	103,431
4.14%, 10/3/2025 (b) (d)	152,000	148,098
4.38%, 10/17/2025 (b) (d)	207,000	201,356
4.43%, 10/31/2025 (b) (d)	177,000	171,893
4.56%, 11/12/2025 (b) (d)	145,000	140,621
Canadian Imperial Holdings, Inc. (Canada)
5.06%, 4/17/2025 (b) (d)	50,000	49,710
4.48%, 11/7/2025 (b) (d)	45,000	43,666
CDP Financial, Inc. (Canada), 4.51%, 2/4/2026 (b) (d)	50,000	48,004
Charta LLC
4.61%, 5/23/2025 (b) (d)	75,000	74,235
4.47%, 8/21/2025 (d)	63,085	61,762
Chesham Finance Ltd. (Cayman Islands)
Series 1, (SOFR + 0.17%), 4.53%, 3/3/2025 (b) (c)	100,000	100,001
Series 2, 4.39%, 3/4/2025 (b) (d)	257,000	256,876
Series 1, 0.00%, 3/7/2025 (b)	250,000	249,788
Series 2, 4.41%, 3/7/2025 (b) (d)	310,000	309,737
China Construction Bank Corp. (China), 4.35%, 3/3/2025 (b) (d)	349,000	348,872
Commonwealth Bank of Australia (Australia)
(SOFR + 0.22%), 4.58%, 3/3/2025 (b) (c)	100,000	100,012
(SOFR + 0.25%), 4.61%, 3/3/2025 (b) (c)	56,000	56,007
(SOFR + 0.28%), 4.64%, 3/3/2025 (b) (c)	185,000	185,090
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Concord Minutemen Capital Co. LLC
Series C, (SOFR + 0.30%), 4.66%, 3/3/2025 (b) (c)	50,000	50,003
Series C, (SOFR + 0.30%), 4.66%, 3/3/2025 (b) (c)	100,000	100,005
Series C, (SOFR + 0.30%), 4.66%, 3/3/2025 (b) (c)	40,000	40,002
Series A, 4.35%, 3/4/2025 (b) (d)	211,181	211,078
Series A, 4.41%, 3/5/2025 (b) (d)	175,000	174,893
Cooperatieve Rabobank UA (Netherlands)
4.33%, 3/3/2025 (d)	95,000	94,966
4.76%, 4/28/2025 (d)	85,975	85,361
Credit Agricole Corporate and Investment Bank (France), 4.41%, 3/24/2025 (d)	150,000	149,568
Credit Industriel et Commercial (France), 4.47%, 8/11/2025 (b) (d)	135,000	132,351
Danske Bank A/S (Denmark)
4.48%, 3/10/2025 (b) (d)	300,000	299,637
4.38%, 4/29/2025 (b) (d)	240,000	238,248
DBS Bank Ltd. (Singapore)
4.48%, 3/13/2025 (b) (d)	100,000	99,844
4.39%, 5/15/2025 (b) (d)	45,000	44,586
Dexia Credit Local (Belgium)
4.81%, 3/3/2025 (b) (d)	183,500	183,434
4.46%, 4/2/2025 (b) (d)	178,000	177,292
4.60%, 5/2/2025 (b) (d)	90,000	89,314
4.63%, 6/16/2025 (b) (d)	57,000	56,253
DNB Bank ASA (Norway)
4.51%, 3/11/2025 (b) (d)	95,000	94,875
5.21%, 4/1/2025 (b) (d)	9,000	8,966
4.58%, 4/10/2025 (b) (d)	108,000	107,471
4.94%, 4/29/2025 (b) (d)	75,000	74,461
4.52%, 5/12/2025 (b) (d)	96,000	95,160
4.49%, 2/9/2026 (b) (d)	93,000	89,288
DZ Bank AG (Germany), 4.32%, 3/3/2025 (b) (d)	600,000	599,784
Erste Finance Delaware LLC (Austria), 4.34%, 3/5/2025 (b) (d)	375,000	374,775
European Investment Bank (Luxembourg), 4.96%, 4/17/2025 (d)	46,000	45,739
Fairway Finance Co. LLC, 4.41%, 3/24/2025 (b) (d)	50,000	49,854
Federation des Caisses Desjardins du Quebec (Canada)
4.35%, 3/27/2025 (b) (d)	200,000	199,346
4.55%, 4/30/2025 (b) (d)	58,000	57,571
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	7

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
First Abu Dhabi Bank PJSC (United Arab Emirates)
4.38%, 3/4/2025 (b) (d)	278,000	277,866
5.08%, 4/21/2025 (b) (d)	195,000	193,788
4.44%, 5/21/2025 (d)	350,000	346,535
Glencove Funding LLC (Ireland), 4.57%, 3/11/2025 (b) (d)	45,000	44,940
Great Bear Funding LLC
(OBFR + 0.23%), 4.56%, 3/3/2025 (b) (c)	100,000	100,000
(OBFR + 0.25%), 4.58%, 3/3/2025 (b) (c)	75,000	75,005
(OBFR + 0.25%), 4.58%, 3/3/2025 (b) (c)	115,000	115,002
4.34%, 3/6/2025 (b) (d)	100,000	99,927
Industrial & Commercial Bank of China Ltd. (China), 4.35%, 3/3/2025 (b) (d)	205,000	204,926
ING US Funding LLC (Netherlands)
(SOFR + 0.19%), 4.52%, 3/3/2025 (b) (c)	49,000	49,002
(SOFR + 0.24%), 4.57%, 3/3/2025 (b) (c)	298,000	298,007
(SOFR + 0.25%), 4.58%, 3/3/2025 (c)	100,000	100,018
(SOFR + 0.25%), 4.58%, 3/3/2025 (c)	60,000	60,009
4.78%, 3/4/2025 (d)	120,000	119,942
4.82%, 3/5/2025 (d)	185,000	184,889
5.28%, 3/10/2025 (b) (d)	100,000	99,880
5.05%, 4/17/2025 (b) (d)	40,000	39,767
4.93%, 4/29/2025 (b) (d)	209,540	208,014
4.54%, 6/17/2025 (d)	140,000	138,147
4.45%, 7/7/2025 (b) (d)	61,000	60,050
4.39%, 7/24/2025 (b) (d)	60,000	58,952
4.42%, 10/7/2025 (b) (d)	160,000	155,809
Ionic Funding LLC
Series IIIA, 4.70%, 3/4/2025 (d)	25,000	24,988
Series IIIA, 4.38%, 3/6/2025 (d)	150,000	149,890
Series IIIA, 4.65%, 3/17/2025 (d)	245,000	244,488
Series IIIA, 4.47%, 5/9/2025 (d)	140,000	138,806
Kreditanstalt fuer Wiederaufbau (Germany)
4.47%, 3/12/2025 (b) (d)	150,000	149,794
4.46%, 3/13/2025 (b) (d)	200,000	199,701
4.46%, 3/17/2025 (b) (d)	75,000	74,851
Lexington Parker Capital Co. LLC Series A, 4.35%, 3/5/2025 (b) (d)	200,000	199,879
Liberty Street Funding LLC
4.55%, 3/5/2025 (d)	25,000	24,985
4.55%, 3/6/2025 (d)	25,000	24,982
4.41%, 3/25/2025 (b) (d)	62,000	61,812
4.38%, 3/26/2025 (b) (d)	74,000	73,767
4.54%, 4/30/2025 (b) (d)	72,000	71,468
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
4.46%, 6/6/2025 (d)	50,000	49,403
4.47%, 6/9/2025 (d)	50,000	49,385
4.44%, 7/7/2025 (b) (d)	108,000	106,320
Lloyds Bank plc (United Kingdom)
4.54%, 5/1/2025 (d)	123,000	122,077
4.39%, 5/2/2025 (d)	55,000	54,580
LMA-Americas LLC
4.58%, 4/16/2025 (b) (d)	50,000	49,714
4.58%, 4/17/2025 (b) (d)	25,000	24,854
4.41%, 5/6/2025 (d)	30,000	29,756
4.44%, 8/25/2025 (b) (d)	52,450	51,333
Macquarie Bank Ltd. (Australia)
(SOFR + 0.25%), 4.58%, 3/3/2025 (b) (c)	57,000	57,013
4.39%, 3/28/2025 (b) (d)	97,000	96,669
4.56%, 4/17/2025 (b) (d)	103,000	102,396
4.56%, 4/21/2025 (b) (d)	90,000	89,427
4.39%, 5/6/2025 (b) (d)	45,000	44,631
4.55%, 6/2/2025 (b) (d)	94,000	92,928
4.57%, 6/11/2025 (b) (d)	143,000	141,215
4.49%, 8/14/2025 (d)	50,000	48,995
Mizuho Bank Ltd. (Japan)
4.52%, 3/10/2025 (b) (d)	100,000	99,879
4.42%, 3/28/2025 (b) (d)	97,000	96,670
National Australia Bank Ltd. (Australia)
Series B, (SOFR + 0.24%), 4.60%, 3/3/2025 (b) (c)	236,000	236,066
Series B, (SOFR + 0.24%), 4.60%, 3/3/2025 (b) (c)	132,000	132,036
Series B, (SOFR + 0.25%), 4.61%, 3/3/2025 (b) (c)	105,000	105,015
Series B, (SOFR + 0.27%), 4.63%, 3/3/2025 (b) (c)	88,000	88,004
Series B, (SOFR + 0.28%), 4.64%, 3/3/2025 (b) (c)	142,000	142,073
Series CP, 4.46%, 3/10/2025 (b) (d)	210,000	209,747
National Bank of Canada (Canada)
(SOFR + 0.26%), 4.62%, 3/3/2025 (b) (c)	199,000	199,066
(SOFR + 0.32%), 4.68%, 3/3/2025 (b) (c)	300,000	300,220
4.36%, 3/26/2025 (b) (d)	150,000	149,530
5.06%, 4/16/2025 (b) (d)	200,000	198,865
National Westminster Bank plc (United Kingdom), 4.44%, 3/25/2025 (b) (d)	100,000	99,699
Natixis SA (France)
4.40%, 4/14/2025 (d)	267,000	265,544
4.42%, 5/12/2025 (d)	215,000	213,098
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Nederlandse Waterschapsbank NV (Netherlands), 0.00%, 3/10/2025 (b)	300,000	299,639
Nieuw Amsterdam Receivables Corp. (Netherlands)
4.40%, 3/7/2025 (b) (d)	59,935	59,884
4.54%, 3/10/2025 (b) (d)	35,000	34,958
4.53%, 3/13/2025 (b) (d)	100,000	99,842
Norfina Ltd. (Australia), 4.64%, 4/14/2025 (b) (d)	52,000	51,718
NRW Bank (Germany)
4.71%, 3/5/2025 (b) (d)	71,000	70,958
4.36%, 3/28/2025 (d)	183,000	182,398
4.55%, 4/11/2025 (b) (d)	173,000	172,147
Old Line Funding LLC
(SOFR + 0.24%), 4.57%, 3/3/2025 (b) (c)	75,000	75,006
(SOFR + 0.25%), 4.58%, 3/3/2025 (b) (c)	45,000	45,003
4.55%, 6/4/2025 (b) (d)	118,000	116,629
Oversea-Chinese Banking Corp. Ltd. (Singapore)
4.51%, 3/10/2025 (b) (d)	200,000	199,761
4.38%, 5/2/2025 (b) (d)	93,000	92,281
4.39%, 5/6/2025 (b) (d)	91,000	90,253
Paradelle Funding LLC
(SOFR + 0.33%), 4.69%, 3/3/2025 (c)	100,000	100,008
(SOFR + 0.38%), 4.74%, 3/3/2025 (c)	100,000	100,050
4.51%, 1/23/2026 (d)	300,000	288,350
Podium Funding Trust (Canada), 4.56%, 8/27/2025 (d)	140,000	136,969
Procter & Gamble Co. (The)
4.77%, 4/10/2025 (b) (d)	24,890	24,770
4.77%, 4/11/2025 (b) (d)	56,000	55,725
4.78%, 4/22/2025 (b) (d)	46,000	45,713
Queensland Treasury Corp. (Australia)
4.41%, 3/31/2025 (d)	100,000	99,629
4.54%, 4/17/2025 (d)	52,000	51,702
Royal Bank of Canada (Canada)
(SOFR + 0.28%), 4.64%, 3/3/2025 (b) (c)	295,000	295,142
(SOFR + 0.35%), 4.71%, 3/3/2025 (b) (c)	127,000	127,137
4.16%, 10/3/2025 (b) (d)	104,000	101,344
4.42%, 10/6/2025 (b) (d)	58,000	56,499
4.43%, 10/21/2025 (b) (d)	114,000	110,859
4.48%, 11/6/2025 (b) (d)	25,000	24,265
4.48%, 2/2/2026 (b) (d)	166,000	159,460
Sanford Health
4.53%, 4/21/2025 (d)	25,000	24,834
4.54%, 4/29/2025 (d)	80,000	79,387
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
4.54%, 5/6/2025 (d)	80,000	79,315
Santander UK plc (United Kingdom)
4.48%, 3/7/2025 (d)	375,000	374,683
4.38%, 4/7/2025 (d)	284,000	282,704
4.47%, 5/6/2025 (d)	245,000	243,036
Sheffield Receivables Co. LLC (United Kingdom)
4.60%, 4/4/2025 (b) (d)	160,000	159,320
4.46%, 7/16/2025 (b) (d)	70,000	68,834
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.18%), 4.51%, 3/3/2025 (b) (c)	153,000	153,006
(SOFR + 0.25%), 4.58%, 3/3/2025 (b) (c)	56,000	56,005
(SOFR + 0.33%), 4.66%, 3/3/2025 (b) (c)	50,000	50,029
4.94%, 4/24/2025 (b) (d)	37,260	37,013
4.76%, 4/29/2025 (b) (d)	95,860	95,167
4.22%, 7/3/2025 (b) (d)	170,000	167,446
4.18%, 10/3/2025 (b) (d)	260,000	253,280
4.42%, 10/7/2025 (b) (d)	175,000	170,397
4.42%, 10/8/2025 (b) (d)	52,430	51,045
Societe Generale SA (France), 4.40%, 5/13/2025 (b) (d)	100,000	99,098
Standard Chartered Bank (United Kingdom), 4.55%, 6/13/2025 (b) (d)	150,000	148,067
Starbird Funding Corp.
4.44%, 3/24/2025 (b) (d)	50,000	49,855
4.47%, 8/20/2025 (b) (d)	54,000	52,874
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.23%), 4.59%, 3/3/2025 (b) (c)	165,000	165,002
(SOFR + 0.27%), 4.63%, 3/3/2025 (b) (c)	100,000	100,016
Sumitomo Mitsui Trust Bank Ltd. (Japan)
4.44%, 4/24/2025 (b) (d)	66,000	65,555
4.43%, 4/28/2025 (b) (d)	110,000	109,202
4.47%, 7/24/2025 (b) (d)	268,000	263,315
4.47%, 7/25/2025 (b) (d)	13,000	12,771
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.25%), 4.58%, 3/3/2025 (b) (c)	75,000	75,009
(SOFR + 0.25%), 4.58%, 3/3/2025 (b) (c)	42,000	42,006
(SOFR + 0.34%), 4.67%, 3/3/2025 (b) (c)	156,000	156,125
5.14%, 4/1/2025 (b) (d)	35,000	34,864
4.43%, 6/10/2025 (b) (d)	155,000	153,112
4.92%, 7/28/2025 (b) (d)	75,000	73,659
4.42%, 10/8/2025 (b) (d)	117,000	113,939
4.50%, 10/27/2025 (b) (d)	149,000	144,788
4.53%, 11/24/2025 (b) (d)	60,000	58,120
4.45%, 2/3/2026 (b) (d)	110,000	105,692
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	9

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Swedbank AB (Sweden), (SOFR + 0.20%), 4.53%, 3/3/2025 (b) (c)	87,000	87,016
Thunder Bay Funding LLC
4.61%, 4/23/2025 (b) (d)	50,000	49,674
4.56%, 8/15/2025 (d)	50,000	48,991
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.20%), 4.53%, 3/3/2025 (b) (c)	39,000	39,001
(SOFR + 0.35%), 4.68%, 3/3/2025 (b) (c)	260,000	260,215
(SOFR + 0.35%), 4.68%, 3/3/2025 (b) (c)	128,000	128,084
4.51%, 3/11/2025 (b) (d)	73,000	72,904
5.06%, 4/17/2025 (b) (d)	100,000	99,413
4.77%, 5/16/2025 (b) (d)	160,000	158,499
4.93%, 5/22/2025 (b) (d)	110,000	108,890
4.63%, 5/27/2025 (b) (d)	160,000	158,292
5.22%, 7/1/2025 (b) (d)	60,000	59,110
4.42%, 10/1/2025 (b) (d)	172,000	167,594
4.14%, 10/2/2025 (b) (d)	152,000	148,089
4.48%, 10/22/2025 (b) (d)	60,000	58,319
4.50%, 10/30/2025 (b) (d)	145,000	140,805
TotalEnergies Capital SA (France)
4.45%, 3/31/2025 (d)	23,000	22,914
4.40%, 4/28/2025 (b) (d)	100,000	99,285
Toyota Credit Canada, Inc. (Canada), 5.15%, 4/14/2025 (d)	50,000	49,722
Toyota Credit de Puerto Rico Corp.
5.30%, 3/18/2025 (d)	50,000	49,891
4.74%, 5/21/2025 (d)	25,000	24,746
Toyota Motor Credit Corp.
(SOFR + 0.29%), 4.62%, 3/3/2025 (c)	43,000	43,016
4.76%, 5/16/2025 (d)	57,000	56,468
4.65%, 5/23/2025 (d)	20,000	19,797
Trustees of Princeton University (The)
4.58%, 3/5/2025	35,000	35,001
4.37%, 4/8/2025	28,000	27,998
Vanderbilt University (The), 4.38%, 4/10/2025 (d)	18,000	17,915
Versailles Commercial Paper LLC
4.64%, 3/6/2025 (d)	13,000	12,991
4.64%, 3/7/2025 (d)	107,000	106,909
Victory Receivables Corp.
4.43%, 4/15/2025 (b) (d)	100,000	99,441
4.44%, 4/17/2025 (b) (d)	75,000	74,563
Westpac Banking Corp. (Australia)
(SOFR + 0.27%), 4.63%, 3/3/2025 (b) (c)	50,000	50,004
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
(SOFR + 0.27%), 4.63%, 3/3/2025 (b) (c)	25,000	25,002
(SOFR + 0.28%), 4.64%, 3/3/2025 (b) (c)	100,000	100,031
(SOFR + 0.31%), 4.67%, 3/3/2025 (b) (c)	73,000	73,039
4.15%, 9/26/2025 (b) (d)	52,000	50,711
Total Commercial Paper (Cost $30,971,984)		30,977,755
Certificates of Deposits — 15.4%
ABN AMRO Bank NV (Netherlands) , 4.54%, 5/12/2025 (d)	152,000	150,634
Bank of America NA
(SOFR + 0.20%), 4.53%, 3/3/2025 (c)	142,000	142,018
5.16%, 4/29/2025	177,000	177,183
Bank of Montreal (Canada)
(SOFR + 0.35%), 4.71%, 3/3/2025 (c)	46,000	46,030
(SOFR + 0.38%), 4.74%, 3/3/2025 (c)	70,000	70,050
5.16%, 4/4/2025 (d)	26,000	25,888
5.53%, 5/2/2025	25,000	25,041
4.59%, 11/7/2025	32,000	32,031
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.28%), 4.64%, 3/3/2025 (c)	309,000	309,115
5.40%, 4/2/2025	30,000	30,021
Barclays Bank plc (United Kingdom)
(SOFR + 0.22%), 4.55%, 3/3/2025 (c)	146,000	146,012
(SOFR + 0.22%), 4.55%, 3/3/2025 (c)	116,000	116,009
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.34%), 4.70%, 3/3/2025 (c)	100,000	100,084
(SOFR + 0.35%), 4.71%, 3/3/2025 (c)	60,000	60,054
5.42%, 4/8/2025	30,000	30,027
5.55%, 4/17/2025	22,000	22,028
5.51%, 5/22/2025	57,000	57,121
5.43%, 6/6/2025	105,000	105,242
China Construction Bank Corp. (China)
4.38%, 3/6/2025	300,000	300,000
4.38%, 3/7/2025	142,000	142,000
4.51%, 5/27/2025	80,000	79,999
Cooperatieve Rabobank UA (Netherlands)
4.53%, 8/6/2025	40,000	40,014
4.60%, 11/13/2025	30,000	30,033
4.49%, 1/26/2026 (d)	50,000	48,073
4.48%, 2/4/2026 (d)	60,000	57,628
Credit Agricole Corporate and Investment Bank (France)
(SOFR + 0.16%), 4.52%, 3/3/2025 (c)	145,000	145,000
4.80%, 3/11/2025	118,000	118,013
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
4.80%, 3/11/2025	100,000	100,011
4.50%, 3/24/2025	100,000	100,006
4.43%, 4/24/2025 (d)	100,000	99,325
5.58%, 4/25/2025	25,000	25,039
5.58%, 4/30/2025	12,000	12,020
4.60%, 5/2/2025	77,000	77,026
5.50%, 5/23/2025	90,000	90,199
5.52%, 5/23/2025	100,000	100,226
5.55%, 5/30/2025	150,000	150,377
4.65%, 6/3/2025	78,000	78,048
4.49%, 8/12/2025	70,000	70,035
4.48%, 9/2/2025	200,000	200,102
Credit Industriel et Commercial (France)
5.31%, 3/3/2025 (d)	143,000	142,948
5.23%, 3/3/2025 (d)	105,000	104,962
5.50%, 3/3/2025	71,000	71,006
5.50%, 3/10/2025	63,000	63,018
4.70%, 3/13/2025 (d)	132,000	131,794
4.80%, 3/17/2025	66,000	66,012
4.48%, 4/2/2025	200,000	200,012
4.58%, 5/12/2025 (d)	213,000	211,108
4.49%, 8/12/2025	70,000	70,024
DZ Bank AG (Germany)
5.13%, 4/28/2025	77,440	77,525
4.65%, 5/27/2025	157,000	157,084
4.47%, 8/15/2025	57,000	57,023
4.47%, 8/25/2025 (d)	100,000	97,848
4.48%, 9/15/2025	142,000	142,055
HSBC Bank USA NA (SOFR + 0.20%), 4.56%, 3/3/2025 (c)	31,000	31,000
Industrial & Commercial Bank of China Ltd. (China) , 4.48%, 3/3/2025	150,000	150,002
KBC Bank NV (Belgium)
4.50%, 3/26/2025	75,000	75,002
4.41%, 4/23/2025	85,000	84,999
Kookmin Bank (South Korea)
(SOFR + 0.60%), 4.96%, 3/3/2025 (c)	50,000	50,009
5.00%, 3/14/2025	50,000	50,010
Korea Development Bank (The) (South Korea) , 4.63%, 4/17/2025	50,000	50,004
Mitsubishi UFJ Trust & Banking Corp. (Japan)
(SOFR + 0.23%), 4.59%, 3/3/2025 (c)	147,000	147,025
4.35%, 3/7/2025	287,000	287,000
4.48%, 7/28/2025 (d)	70,000	68,729
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
Mizuho Bank Ltd. (Japan)
(SOFR + 0.23%), 4.56%, 3/3/2025 (c)	185,000	185,002
(SOFR + 0.23%), 4.56%, 3/3/2025 (c)	155,000	155,008
(SOFR + 0.23%), 4.56%, 3/3/2025 (c)	154,000	154,026
(SOFR + 0.23%), 4.56%, 3/3/2025 (c)	227,000	227,038
4.53%, 6/17/2025	147,000	147,020
4.48%, 7/24/2025	188,000	188,034
4.48%, 8/5/2025	143,000	143,035
4.49%, 8/12/2025	170,000	170,054
MUFG Bank Ltd. (Japan)
(SOFR + 0.23%), 4.56%, 3/3/2025 (c)	193,000	193,007
(SOFR + 0.23%), 4.56%, 3/3/2025 (c)	130,000	130,006
(SOFR + 0.23%), 4.56%, 3/3/2025 (c)	108,000	108,020
4.54%, 6/10/2025	245,000	245,030
National Australia Bank Ltd. (Australia)
(SOFR + 0.23%), 4.61%, 3/3/2025 (c)	200,000	200,046
4.77%, 3/10/2025 (d)	120,000	119,854
4.46%, 6/16/2025 (d)	150,000	148,019
4.23%, 6/30/2025 (d)	260,000	256,129
4.46%, 7/28/2025 (d)	50,000	49,088
Norinchukin Bank (The) (Japan)
4.35%, 3/7/2025	200,000	200,000
4.40%, 3/24/2025	85,000	84,998
4.40%, 3/28/2025	204,000	203,992
Oversea-Chinese Banking Corp. Ltd. (Singapore)
4.55%, 3/10/2025	200,000	200,011
4.40%, 5/5/2025	70,000	69,991
Skandinaviska Enskilda Banken AB (Sweden)
5.19%, 4/28/2025	100,000	100,115
5.18%, 4/29/2025	60,000	60,069
5.52%, 5/29/2025	40,000	40,096
5.52%, 5/30/2025	30,000	30,072
5.06%, 7/30/2025	131,000	131,296
5.06%, 7/31/2025	15,000	15,034
4.42%, 8/29/2025	60,000	60,009
4.54%, 11/10/2025	121,000	121,103
4.55%, 2/18/2026	50,000	50,096
Standard Chartered Bank (United Kingdom)
4.60%, 6/11/2025	153,000	153,029
4.50%, 8/18/2025	50,000	49,993
State Street Bank & Trust Co.
(SOFR + 0.27%), 4.60%, 3/3/2025 (c)	280,000	280,006
4.62%, 5/12/2025	303,000	303,105
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	11

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.22%), 4.58%, 3/3/2025 (c)	122,000	122,012
(SOFR + 0.22%), 4.58%, 3/3/2025 (c)	102,000	102,012
(SOFR + 0.23%), 4.59%, 3/3/2025 (c)	231,000	231,036
(SOFR + 0.23%), 4.59%, 3/3/2025 (c)	61,000	61,008
(SOFR + 0.26%), 4.62%, 3/3/2025 (c)	163,000	163,023
Sumitomo Mitsui Trust Bank Ltd. (Japan)
(SOFR + 0.23%), 4.56%, 3/3/2025 (c)	140,000	140,007
(SOFR + 0.23%), 4.59%, 3/3/2025 (c)	73,000	73,002
(SOFR + 0.23%), 4.59%, 3/3/2025 (c)	23,000	23,001
4.44%, 4/1/2025 (d)	100,000	99,611
4.44%, 4/3/2025 (d)	190,000	189,214
4.44%, 4/7/2025 (d)	130,000	129,398
4.44%, 4/8/2025 (d)	135,000	134,358
4.62%, 4/15/2025 (d)	200,000	198,873
4.43%, 4/24/2025	100,000	99,994
Svenska Handelsbanken AB (Sweden)
5.23%, 4/22/2025	80,000	80,080
5.52%, 5/28/2025	65,000	65,156
Swedbank AB (Sweden) , 4.62%, 4/16/2025	260,000	260,067
Toronto-Dominion Bank (The) (Canada)
5.40%, 3/28/2025	50,000	50,030
5.55%, 4/17/2025	33,000	33,039
5.57%, 4/22/2025	11,000	11,015
5.53%, 5/28/2025	65,000	65,146
Total Certificates of Deposit (Cost $13,592,066)		13,596,474
Time Deposits — 14.3%
Agricultural Bank of China Ltd.
4.38%, 3/4/2025	350,000	350,000
4.38%, 3/6/2025	250,000	250,000
Australia & New Zealand Banking Group Ltd.
4.34%, 3/3/2025	400,000	400,000
4.35%, 3/4/2025	185,000	185,000
4.35%, 3/5/2025	240,000	240,000
4.35%, 3/6/2025	150,000	150,000
4.35%, 3/7/2025	130,000	130,000
China Construction Bank Corp. 4.35%, 3/3/2025	400,000	400,000
DBS Bank Ltd.
4.35%, 3/3/2025	200,000	200,000
4.35%, 3/3/2025	150,000	150,000
4.35%, 3/4/2025	100,000	100,000
Erste Group Bank AG 4.33%, 3/3/2025	850,000	850,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Time Deposits — continued
First Abu Dhabi Bank USA NV
4.33%, 3/3/2025	1,750,000	1,750,000
4.35%, 3/6/2025	1,000,000	1,000,000
Industrial & Commercial Bank of China Ltd.
4.35%, 3/3/2025	950,000	950,000
4.35%, 3/3/2025	450,000	450,000
ING Bank NV (Netherlands)
4.34%, 3/4/2025	750,000	750,000
4.34%, 3/7/2025	400,000	400,000
Mizuho Bank Ltd.
4.33%, 3/3/2025	100,000	100,000
4.34%, 3/3/2025	250,000	250,000
National Bank of Canada (Canada) 3/3/2025 (a)	500,000	500,000
Royal Bank of Canada
4.33%, 3/3/2025	750,000	750,000
4.34%, 3/6/2025	300,000	300,000
Skandinaviska Enskilda Banken AB
4.33%, 3/3/2025	600,000	600,000
4.34%, 3/4/2025	350,000	350,000
4.34%, 3/6/2025	600,000	600,000
Svenska Handelsbanken AB 4.31%, 3/3/2025	400,000	400,000
Total Time Deposits (Cost $12,555,000)		12,555,000
U.S. Treasury Obligations — 4.7%
U.S. Treasury Bills
4.41%, 4/1/2025 (d)	600,000	597,947
4.32%, 4/10/2025 (d)	21,765	21,668
4.26%, 4/15/2025 (d)	600,000	596,966
4.32%, 5/15/2025 (d)	555,000	550,276
4.35%, 5/22/2025 (d)	600,000	594,401
4.35%, 6/5/2025 (d)	300,000	296,719
4.25%, 6/12/2025 (d)	900,000	889,420
4.19%, 10/2/2025 (d)	605,000	590,450
Total U.S. Treasury Obligations (Cost $4,136,345)		4,137,847
Total Short Term Investments (Cost $61,255,395)		61,267,076
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Total Investments — 97.6% (Cost $85,829,608)		85,841,298
Other Assets in Excess of Liabilities — 2.4%		2,138,483
NET ASSETS — 100.0%		87,979,781

Percentages indicated are based on net assets.

Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
OBFR	Overnight Bank Funding Rate
PJSC	Public Joint Stock Company
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
^^
Certain securities are perpetual and thus, do not have
predetermined maturity dates. The coupon rates for
these securities are fixed for a period of time and may
be structured to adjust thereafter. The coupon rates
shown are the rates in effect as of February 28,
2025.

(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2025.
(d)	The rate shown is the effective yield as of February 28, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	13

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 91.3%
Alabama — 0.5%
Tender Option Bond Trust Receipts/Certificates
Series 2024-XX1353, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	4,775	4,775
Series 2023-YX1319, Rev., VRDO, LOC : Barclays Bank plc, 1.90%, 3/7/2025 (a) (b)	4,050	4,050
Total Alabama		8,825
Alaska — 3.7%
Alaska Housing Finance Corp., Home Mortgage Series 2009 B, Rev., VRDO, LIQ : FHLB, 1.86%, 3/7/2025 (b)	30,720	30,720
City of Valdez, Exxon Pipeline Co. Project
Series 1993-B, Rev., VRDO, 1.50%, 3/3/2025 (b)	36,815	36,815
Series 1993-C, Rev., VRDO, 1.50%, 3/3/2025 (b)	5,515	5,515
Total Alaska		73,050
Arizona — 1.8%
Arizona Industrial Development Authority, 67 Flats Project Series 2023A, Rev., VRDO, LOC : Barclays Bank plc, 1.80%, 3/7/2025 (b)	17,400	17,400
Deutsche Bank Spears Series DB-8141, Rev., VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/7/2025 (a) (b)	10,390	10,390
Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC : Bank of America NA, 1.91%, 3/6/2025 (b)	360	360
Tender Option Bond Trust Receipts/Certificates
Series 2024-BAML6037, Rev., VRDO, LOC : Bank of America NA, 1.65%, 3/3/2025 (a) (b)	2,835	2,835
Series 2024-XG0580, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	3,570	3,570
Series 2023-BAML6007, Rev., VRDO, LOC : Bank of America NA, 2.01%, 3/7/2025 (a) (b)	1,000	1,000
Total Arizona		35,555
California — 3.5%
Regents of the University of California Medical Center Pooled Series 2013 K, Rev., VRDO, 0.85%, 3/3/2025 (b)	5,820	5,820
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF3029, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/3/2025 (a) (b)	17,798	17,798
Series 2022-XF3030, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/3/2025 (a) (b)	12,550	12,550
Series 2022-XM1007, Rev., VRDO, LIQ : Royal Bank of Canada, 1.88%, 3/6/2025 (a) (b)	2,775	2,775
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Series 2023-ZF3175, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.87%, 3/7/2025 (a) (b)	7,795	7,795
Series 2022-XX1237, GO, VRDO, LIQ : Barclays Bank plc, 1.88%, 3/7/2025 (a) (b)	6,665	6,665
Series 2022-XG0372, COP, VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	475	475
Series 2022-XM1064, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	605	605
Series 2023-XL0501, GO, VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	1,385	1,385
Series XG0100, Rev., VRDO, AMBAC, LOC : Deutsche Bank AG, 1.91%, 3/7/2025 (a) (b)	8,015	8,015
Series 2025-CF7014, Rev., VRDO, LOC : Citibank NA, 1.98%, 3/7/2025 (a) (b)	5,050	5,050
Total California		68,933
Colorado — 1.4%
City of Colorado Springs, Utilities System Improvement Series 2009C, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 1.85%, 3/7/2025 (b)	10,515	10,515
Tender Option Bond Trust Receipts/Certificates
Series 2022-XG0420, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	4,000	4,000
Series 2023-XF1619, Rev., VRDO, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	4,000	4,000
University of Colorado, Hospital Authority Series 2018C, Rev., VRDO, LIQ : TD Bank NA, 1.50%, 3/3/2025 (b)	10,000	10,000
Total Colorado		28,515
Connecticut — 1.9%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Series 2019 F-2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.85%, 3/7/2025 (b)	22,000	22,000
Series 2022, Subseries E-2, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LOC : Sumitomo Mitsui Banking Corp., 1.85%, 3/7/2025 (b)	2,400	2,400
Subseries 2020A-3, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 1.85%, 3/7/2025 (b)	10,000	10,000
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1255, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	3,010	3,010
Total Connecticut		37,410
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
District of Columbia — 0.5%
District of Columbia Water and Sewer Authority, Subordinate Lien Series 2024B, Subseries B-2, Rev., VRDO, LIQ : TD Bank NA, 1.45%, 3/3/2025 (b)	5,500	5,500
District of Columbia, Progressive Life Center Series 2008A, Rev., VRDO, LOC : Truist Bank, 3.00%, 3/7/2025 (b)	655	655
Tender Option Bond Trust Receipts/Certificates
Series 2022-YX1195, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	1,790	1,790
Series 2023-ZL0506, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	1,360	1,360
Total District of Columbia		9,305
Florida — 6.8%
County of Escambia, Gulf Power Co., Project Series R, Rev., VRDO, 2.00%, 3/7/2025 (b)	10,000	10,000
County of St. Lucie, Power and Light Co., Project, Rev., VRDO, 1.70%, 3/7/2025 (b)	10,000	10,000
Deutsche Bank Spears Series DB-8160, Rev., VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/7/2025 (a) (b)	6,015	6,015
JEA Water and Sewer System Series 2008A-1, Rev., VRDO, LIQ : US Bank NA, 1.50%, 3/3/2025 (b)	17,940	17,940
New Hampshire Business Finance Authority Series 2025-VRS101, Rev., VRDO, LOC : Bank of America NA, 1.65%, 3/3/2025 (a) (b)	14,900	14,900
Public Finance Authority Series 2025-VRS202, Rev., VRDO, LOC : Bank of America NA, 1.65%, 3/3/2025 (a) (b)	16,000	16,000
Tender Option Bond Trust Receipts/Certificates
Series 2024-XF3223, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/3/2025 (a) (b)	8,000	8,000
Series 2024-BAML6031, Rev., VRDO, LOC : Bank of America NA, 1.70%, 3/3/2025 (a) (b)	8,840	8,840
Series 2024-BAML6032, Rev., VRDO, LOC : Bank of America NA, 1.70%, 3/3/2025 (a) (b)	10,485	10,485
Series 2021-XG0345, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	2,850	2,850
Series 2022-XL0324, Rev., VRDO, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	4,650	4,650
Series 2023-XF3080, Rev., VRDO, LOC : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	5,995	5,995
Series 2023-ZL0485, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	2,500	2,500
Series 2024 XL0551, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	2,230	2,230
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Series 2025-XF1808, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	2,670	2,670
Series 2023-XF1666, Rev., VRDO, LIQ : TD Bank NA, 1.91%, 3/7/2025 (a) (b)	4,960	4,960
Series 2024-BAML6018, Rev., VRDO, LOC : Bank of America NA, 1.98%, 3/7/2025 (a) (b)	7,240	7,240
Total Florida		135,275
Georgia — 1.5%
Development Authority of Monroe County (The), Gulf Power Co. Project Series 2002-1, Rev., VRDO, 2.05%, 3/7/2025 (b)	14,000	14,000
Tender Option Bond Trust Receipts/Certificates
Series 2024-XF3232, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/3/2025 (a) (b)	4,000	4,000
Series 2024-XF1786, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/7/2025 (a) (b)	7,595	7,595
Series 2023-XF1593, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/7/2025 (a) (b)	4,000	4,000
Total Georgia		29,595
Hawaii — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2025-XL0590, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	2,670	2,670
Idaho — 0.9%
Idaho Health Facilities Authority, St. Luke's Health System Project Series 2018C, Rev., VRDO, LOC : US Bank NA, 1.55%, 3/3/2025 (b)	14,225	14,225
Tender Option Bond Trust Receipts/Certificates Series 2023-ZF1654, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	3,425	3,425
Total Idaho		17,650
Illinois — 1.8%
Illinois Finance Authority, University of Chicago Medical Center (The) Series 2009E-1, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.86%, 3/7/2025 (b)	8,100	8,100
Tender Option Bond Trust Receipts/Certificates
Series 2024-XL0566, Rev., VRDO, LOC : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	3,750	3,750
Series 2023-YX1326, Rev., VRDO, LOC : Barclays Bank plc, 1.90%, 3/7/2025 (a) (b)	4,565	4,565
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	15

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Series 2022-XX1264, GO, VRDO, LOC : Barclays Bank plc, 1.92%, 3/7/2025 (a) (b)	7,065	7,065
Series 2017-XG0108, Rev., VRDO, LOC : Barclays Bank plc, 1.94%, 3/7/2025 (a) (b)	11,750	11,750
Total Illinois		35,230
Iowa — 0.8%
Iowa Finance Authority, CJ Bio America, Inc., Project, Rev., VRDO, LOC : Korea Development Bank, 2.10%, 3/7/2025 (a) (b)	3,100	3,100
Tender Option Bond Trust Receipts/Certificates
Series 2022-YX1196, Rev., VRDO, FNMA COLL, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	2,530	2,530
Series 2023-XG0522, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	4,300	4,300
Series 2025-XG0599, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	5,625	5,625
Total Iowa		15,555
Kentucky — 0.3%
Tender Option Bond Trust Receipts/Certificates Series 2024-XG0578, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	5,470	5,470
Louisiana — 0.9%
East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Gulf Opportunity Zone Series 2010B, Rev., VRDO, 1.52%, 3/3/2025 (b)	7,875	7,875
Louisiana Public Facilities Authority Multifamily, Linlake Ventures Project Series 2006, Rev., VRDO, LIQ : FHLMC, 1.90%, 3/7/2025 (b)	4,750	4,750
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (b)	5,230	5,230
Total Louisiana		17,855
Maryland — 1.0%
Maryland Health and Higher Educational Facilities Authority, University of Maryland Medical System Series 2025C-1, Rev., VRDO, LOC : Truist Bank, 1.80%, 3/3/2025 (b)	15,000	15,000
Tender Option Bond Trust Receipts/Certificates Series 2023-XF3152, Rev., VRDO, LOC : Barclays Bank plc, 1.90%, 3/7/2025 (a) (b)	5,615	5,615
Total Maryland		20,615
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — 0.6%
Massachusetts Health and Educational Facilities Authority, Museum of Fine Arts Issue Series 2007 A-1, Rev., VRDO, LIQ : Bank of America NA, 1.60%, 3/3/2025 (b)	11,350	11,350
Tender Option Bond Trust Receipts/Certificates Series 2024-XG0582, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	1,215	1,215
Total Massachusetts		12,565
Michigan — 1.4%
Tender Option Bond Trust Receipts/Certificates
Series 2022-XX1259, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	3,605	3,605
Series 2023-XF1667, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	4,550	4,550
Series 2023-XF3143, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	5,600	5,600
Series 2023-XF3151, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	6,345	6,345
Series 2024-XM1171, Rev., VRDO, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	2,500	2,500
Series 2023-XF1581, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/7/2025 (a) (b)	5,000	5,000
Total Michigan		27,600
Minnesota — 1.4%
Midwest Consortium of Municipal Utilities, Draw Down Assignment Financing Program Series 2005B, Rev., VRDO, LOC : US Bank NA, 1.80%, 3/7/2025 (b)	4,455	4,455
Minnesota Housing Finance Agency, Residential Housing Finance Series 2017F, Rev., AMT, VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 1.83%, 3/7/2025 (b)	20,200	20,200
Tender Option Bond Trust Receipts/Certificates Series 2024-CF7001, GO, VRDO, LIQ : Citibank NA, 1.88%, 3/7/2025 (a) (b)	3,400	3,400
Total Minnesota		28,055
Mississippi — 4.5%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project
Series 2009D, Rev., VRDO, 1.50%, 3/3/2025 (b)	12,650	12,650
Series 2011F, Rev., VRDO, 1.50%, 3/3/2025 (b)	4,500	4,500
Series 2007B, Rev., VRDO, 1.65%, 3/3/2025 (b)	17,555	17,555
Series 2007C, Rev., VRDO, 1.65%, 3/3/2025 (b)	16,075	16,075
Series 2007E, Rev., VRDO, 1.65%, 3/3/2025 (b)	11,720	11,720
Series 2009B, Rev., VRDO, 1.65%, 3/3/2025 (b)	5,285	5,285
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Mississippi — continued
Series 2009E, Rev., VRDO, 1.65%, 3/3/2025 (b)	6,610	6,610
Series 2009F, Rev., VRDO, 1.65%, 3/3/2025 (b)	4,800	4,800
Series 2010I, Rev., VRDO, 1.65%, 3/3/2025 (b)	1,600	1,600
Series 2011G, Rev., VRDO, 1.65%, 3/3/2025 (b)	8,000	8,000
Total Mississippi		88,795
Missouri — 4.0%
City of Kansas City, H ROE Bartle Convention Center Series 2008E, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.90%, 3/7/2025 (b)	5,650	5,650
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series C, Rev., VRDO, LIQ : BJC Health System, 1.80%, 3/7/2025 (b)	4,940	4,940
Health and Educational Facilities Authority of the State of Missouri, Ranken Technical College Series 2011B, Rev., VRDO, LOC : Northern Trust Co. (The), 1.55%, 3/3/2025 (b)	800	800
Health and Educational Facilities Authority of the State of Missouri, St. Louis University Series 2008B, Rev., VRDO, LOC : Wells Fargo Bank NA, 1.65%, 3/3/2025 (b)	9,665	9,665
Health and Educational Facilities Authority of the State of Missouri, The Washington University Series 2000 C, Rev., VRDO, LIQ : US Bank NA, 1.45%, 3/3/2025 (b)	2,900	2,900
Health and Educational Facilities Authority of the State of Missouri, Washington University Series 2003B, Rev., VRDO, LIQ : US Bank NA, 1.45%, 3/3/2025 (b)	5,100	5,100
Industrial Development Authority of the City of St. Louis Missouri (The), Mid-America Transplant Services Project, Rev., VRDO, LOC : BMO Harris Bank NA, 1.61%, 3/3/2025 (b)	6,240	6,240
Industrial Development Authority of the City of St. Louis Missouri (The), Multi-Family Housing Minerva Place Apartments Series 2012, Rev., VRDO, LOC : FHLMC, 2.06%, 3/7/2025 (b)	1,330	1,330
Missouri Development Finance Board, Nelson Gallery Foundation (The) Series 2008-A, Rev., VRDO, LIQ : US Bank NA, 1.45%, 3/3/2025 (b)	4,000	4,000
Missouri Development Finance Board, St. Louis Convention Center Hotel Garage Project Series 2020 C, Rev., VRDO, LOC : US Bank NA, 1.60%, 3/3/2025 (b)	1,025	1,025
RBC Municipal Products, Inc. Trust, Floater Certificates
Series C-23, Rev., VRDO, LOC : Royal Bank of Canada, 1.90%, 3/7/2025 (a) (b)	16,760	16,760
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Missouri — continued
Series C-16, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/7/2025 (a) (b)	11,450	11,450
St. Charles County Industrial Development Authority, Casalon Apartments Project Series 1995, Rev., VRDO, FNMA, LOC : FNMA, 1.91%, 3/7/2025 (b)	3,190	3,190
Tender Option Bond Trust Receipts/Certificates Series 2024-ZF3236, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	5,000	5,000
Total Missouri		78,050
Nebraska — 1.2%
County of Washington, Cargill, Inc., Recovery Zone Facility Project Series 2010B, Rev., VRDO, 1.89%, 3/7/2025 (b)	11,300	11,300
Tender Option Bond Trust Receipts/Certificates
Series 2023-ZF3191, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.88%, 3/7/2025 (a) (b)	2,660	2,660
Series 2023-ZF3168, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	7,980	7,980
Series 2024-YX1335, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	1,910	1,910
Total Nebraska		23,850
New Hampshire — 0.8%
New Hampshire Health and Education Facilities Authority Act, Trustees of Dartmouth College Series 2007B, Rev., VRDO, LIQ : Bank of New York Mellon (The), 1.45%, 3/3/2025 (b)	15,795	15,795
New Mexico — 0.1%
County of Sandoval, Multi Family Sandoval Flats Project Series 2024 A, Rev., VRDO, LOC : Barclays Bank plc, 1.80%, 3/7/2025 (b)	2,665	2,665
New York — 20.0%
City of New York, Fiscal Year 2013 Series 2013, Subseries A-2, GO, VRDO, LOC : Mizuho Bank Ltd., 1.60%, 3/3/2025 (b)	3,740	3,740
City of New York, Fiscal Year 2017 Series 2017A-7, GO, VRDO, LOC : BMO Harris Bank NA, 1.66%, 3/3/2025 (b)	8,730	8,730
City of New York, Fiscal Year 2019 Series 2019 D-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.35%, 3/3/2025 (b)	13,040	13,040
City of New York, Fiscal Year 2023 Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 1.50%, 3/3/2025 (b)	31,555	31,555
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	17

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Long Island Power Authority, Electric System Series 2023D, Rev., VRDO, LOC : Barclays Bank plc, 1.75%, 3/7/2025 (b)	18,300	18,300
Metropolitan Transportation Authority Subseries 2002D-2B, Rev., VRDO, LOC : Truist Bank, 1.70%, 3/3/2025 (b)	8,360	8,360
Metropolitan Transportation Authority Dedicated Tax Fund
Series 2008A-1, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (b)	4,800	4,800
Series 2008A-2A, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (b)	1,900	1,900
Series 2008A-2B, Rev., VRDO, LOC : PNC Bank NA, 1.83%, 3/7/2025 (b)	20,000	20,000
Nassau County Industrial Development Agency, Cold Spring Harbor Laboratory Project Series 2006, Rev., VRDO, LIQ : TD Bank NA, 1.50%, 3/3/2025 (b)	16,525	16,525
New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development Series 2006A, Rev., VRDO, LOC : FNMA, 2.25%, 3/7/2025 (b)	19,050	19,050
New York City Housing Development Corp., Multi-Family, 90 Washington Street Series 2005A, Rev., VRDO, LOC : FNMA, 1.77%, 3/7/2025 (b)	14,825	14,825
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2014 Series 2014AA-4, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.60%, 3/3/2025 (b)	11,240	11,240
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series 2010CC, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.50%, 3/3/2025 (b)	12,350	12,350
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2014 Series AA-5, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.50%, 3/3/2025 (b)	6,260	6,260
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series 2015BB-2, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.60%, 3/3/2025 (b)	3,575	3,575
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2017 Series 2017 BB, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.60%, 3/3/2025 (b)	17,500	17,500
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries BB-2, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.60%, 3/3/2025 (b)	24,935	24,935
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Series A-4, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.60%, 3/3/2025 (b)	12,300	12,300
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 2018 C-7, Rev., VRDO, LIQ : TD Bank NA, 1.50%, 3/3/2025 (b)	5,025	5,025
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023, Subseries A-2, Rev., VRDO, LIQ : UBS AG, 1.50%, 3/3/2025 (b)	58,525	58,525
New York City Water and Sewer System, Second General Resolution Series BB 1B, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.60%, 3/3/2025 (b)	7,300	7,300
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-146, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/6/2025 (a) (b)	3,275	3,275
Series E-159, GO, VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	2,675	2,675
Tender Option Bond Trust Receipts/Certificates
Series 2025-XM1201, Rev., VRDO, LIQ : UBS AG, 1.86%, 3/7/2025 (a) (b)	3,200	3,200
Series 2023-XF3169, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	10,425	10,425
Series 2025-XF3292, GO, VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	2,000	2,000
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2005B-4A, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (b)	14,285	14,285
Series 2003B1, Rev., VRDO, LOC : US Bank NA, 1.60%, 3/3/2025 (b)	10,795	10,795
Series 2005B-4C, Rev., VRDO, LOC : US Bank NA, 1.60%, 3/3/2025 (b)	16,835	16,835
Series 2005 B-2A, Rev., VRDO, LOC : State Street Bank & Trust Co., 1.77%, 3/7/2025 (b)	10,950	10,950
Total New York		394,275
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Carolina — 1.0%
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health care Series 2021E, Rev., VRDO, LOC : Royal Bank of Canada, 1.55%, 3/3/2025 (b)	5,200	5,200
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Care System Series 2018 F, Rev., VRDO, 1.98%, 3/7/2025 (b)	2,500	2,500
North Carolina Capital Facilities Finance Agency, Rocky Mountain Prep School Series 2007, Rev., VRDO, LOC : Truist Bank, 3.00%, 3/7/2025 (b)	960	960
North Carolina Housing Finance Agency, Homeownership Series 52-C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 1.50%, 3/3/2025 (b)	5,150	5,150
North Carolina Medical Care Commission, First Health of the Carolina Project Series 2017D, Rev., VRDO, LOC : Truist Bank, 1.80%, 3/3/2025 (b)	4,920	4,920
Total North Carolina		18,730
Ohio — 3.6%
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Series 2013B-3, Rev., VRDO, LIQ : US Bank NA, 1.45%, 3/3/2025 (b)	500	500
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2024C, Rev., VRDO, LIQ : TD Bank NA, 1.50%, 3/3/2025 (b)	150	150
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E132, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/6/2025 (a) (b)	2,065	2,065
Series C-18, Rev., VRDO, LOC : Royal Bank of Canada, 1.90%, 3/7/2025 (a) (b)	9,000	9,000
Series C-22, Rev., VRDO, LOC : Royal Bank of Canada, 1.90%, 3/7/2025 (a) (b)	10,000	10,000
State of Ohio, Cleveland Clinic Health System Series 2019F, Rev., VRDO, LIQ : US Bank NA, 1.45%, 3/3/2025 (b)	12,175	12,175
State of Ohio, University Hospitals Health System, Inc. Series 2018 A, Rev., VRDO, LOC : PNC Bank NA, 1.30%, 3/3/2025 (b)	16,200	16,200
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0570, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/3/2025 (a) (b)	4,625	4,625
Series 2022-ZL0355, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	3,815	3,815
Series 2023-XG0525, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	6,775	6,775
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
Series 2024-XF1711, Rev., VRDO, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	3,950	3,950
Series 2022-XL0321, Rev., VRDO, LIQ : Bank of America NA, 1.90%, 3/7/2025 (a) (b)	2,100	2,100
Total Ohio		71,355
Oklahoma — 0.8%
Tender Option Bond Trust Receipts/Certificates
Series 2025-XL0587, Rev., VRDO, AGC, LIQ : UBS AG, 1.50%, 3/3/2025 (a) (b)	9,240	9,240
Series 2025-XX1374, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	6,000	6,000
Total Oklahoma		15,240
Oregon — 0.8%
Oregon State Facilities Authority, Peacehealth Series 2018B, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (b)	5,150	5,150
State of Oregon, Veterans Welfare Series 2020M, GO, VRDO, LIQ : US Bank NA, 1.45%, 3/3/2025 (b)	8,565	8,565
Tender Option Bond Trust Receipts/Certificates
Series 2025-XG0600, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	1,535	1,535
Series 2025-ZF1814, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	1,250	1,250
Total Oregon		16,500
Other — 0.5%
Tender Option Bond Trust Receipts/Certificates
Series 2024-CF7004, Rev., VRDO, LOC : Citibank NA, 1.98%, 3/7/2025 (a) (b)	5,885	5,885
Series 2024-CF7008, Rev., VRDO, LOC : Citibank NA, 1.98%, 3/7/2025 (a) (b)	4,000	4,000
Total Other		9,885
Pennsylvania — 4.3%
Delaware County Industrial Development Authority, United Parcel Service Project, Rev., VRDO, 1.50%, 3/3/2025 (b)	33,965	33,965
Delaware Valley Regional Finance Authority, Local Government Series 2020D, Rev., VRDO, LOC : TD Bank NA, 1.80%, 3/7/2025 (b)	5,000	5,000
Pennsylvania Turnpike Commission Series 2023 B, Rev., VRDO, LOC : TD Bank NA, 1.85%, 3/7/2025 (b)	5,900	5,900
RIB Floater Trust Various States Series 2022-044, Rev., VRDO, LIQ : Barclays Bank plc, 1.40%, 3/3/2025 (a) (b)	2,180	2,180
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	19

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF3293, Rev., VRDO, LIQ : UBS AG, 1.50%, 3/3/2025 (a) (b)	6,000	6,000
Series 2025-XF3296, Rev., VRDO, LIQ : UBS AG, 1.50%, 3/3/2025 (a) (b)	2,500	2,500
Series 2023-BAML5029, Rev., VRDO, LOC : Bank of America NA, 1.63%, 3/3/2025 (a) (b)	4,180	4,180
Series 2023-XL0469, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	3,390	3,390
Series 2023-ZL0514, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	2,775	2,775
Series 2024-XF1769, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	3,750	3,750
Series 2024-XG0550, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	6,290	6,290
Series 2024-XG0566, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	2,065	2,065
Series 2024-XF1707, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/7/2025 (a) (b)	5,330	5,330
Series 2022-XM1057, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/7/2025 (a) (b)	2,500	2,500
Total Pennsylvania		85,825
South Carolina — 0.1%
South Carolina Public Service Authority Series 2019A, Rev., VRDO, LOC : Bank of America NA, 1.97%, 3/7/2025 (b)	1,045	1,045
South Dakota — 0.1%
South Dakota Housing Development Authority, Homeownership Mortgage Series 2022D, Rev., VRDO, LIQ : FHLB, 1.83%, 3/7/2025 (b)	2,010	2,010
Tennessee — 4.1%
Clarksville Public Building Authority, Pooled Financing
Series 2001, Rev., VRDO, LOC : Bank of America NA, 1.63%, 3/3/2025 (b)	3,020	3,020
Series 2008, Rev., VRDO, LOC : Bank of America NA, 1.63%, 3/3/2025 (b)	3,800	3,800
Series 2009, Rev., VRDO, LOC : Bank of America NA, 1.95%, 3/7/2025 (b)	1,920	1,920
Greeneville Health and Educational Facilities Board of The Town Of Greeneville, Ballad Health Series 2018 B, Rev., VRDO, LOC : US Bank NA, 1.80%, 3/7/2025 (b)	5,705	5,705
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — continued
Montgomery County Public Building Authority, Pooled Financing, Tennessee Country Pool Series 2006, Rev., VRDO, LOC : Bank of America NA, 1.63%, 3/3/2025 (b)	9,585	9,585
Montgomery County Public Building Authority, Tenn County Pool, Rev., VRDO, LOC : Bank of America NA, 1.63%, 3/3/2025 (b)	6,000	6,000
Public Building Authority of Sevier County, Local Government Public Improvement
Series VII-B-2, Rev., VRDO, LOC : Truist Bank, 1.80%, 3/3/2025 (b)	12,120	12,120
Series VII-Q-1, Rev., VRDO, LOC : Truist Bank, 1.80%, 3/3/2025 (b)	16,325	16,325
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF1421, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	6,600	6,600
Series 2022-XL0369, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	5,000	5,000
Series 2018-XF2576, Rev., VRDO, LOC : Barclays Bank plc, 1.90%, 3/7/2025 (a) (b)	1,200	1,200
Series 2023-XF1625, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/7/2025 (a) (b)	4,000	4,000
Series 2024-XG0548, Rev., VRDO, LOC : Barclays Bank plc, 1.90%, 3/7/2025 (a) (b)	2,400	2,400
Series 2024-XF1698, Rev., VRDO, LIQ : TD Bank NA, 1.91%, 3/7/2025 (a) (b)	3,720	3,720
Total Tennessee		81,395
Texas — 9.9%
City of Austin, Texas Hotel Occupancy Tax, Subordinate Lien Series 2008A, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.86%, 3/7/2025 (b)	6,490	6,490
Gulf Coast Industrial Development Authority, Exxon Mobil Project Series 2012, Rev., VRDO, 1.70%, 3/3/2025 (b)	16,575	16,575
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project, Rev., VRDO, 1.55%, 3/3/2025 (b)	8,422	8,422
Lubbock Independent School District Series 2006, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 1.91%, 3/7/2025 (b)	6,850	6,850
San Antonio Water System, Subordinate Lien Series 2024A, Rev., VRDO, LIQ : Truist Bank, 1.75%, 3/3/2025 (b)	38,895	38,895
State of Texas, Veterans
GO, VRDO, LIQ : Sumitomo Mitsui Banking Corp., 1.90%, 3/7/2025 (b)	3,330	3,330
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2011A, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.90%, 3/7/2025 (b)	2,645	2,645
Series 2011C, GO, VRDO, LIQ : FHLB, 1.90%, 3/7/2025 (b)	3,775	3,775
Series 2015A, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.90%, 3/7/2025 (b)	3,010	3,010
State of Texas, Veterans Housing Assistance Program Series 2010C, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.90%, 3/7/2025 (b)	5,020	5,020
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3121, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/3/2025 (a) (b)	11,762	11,762
Series 2024-XG0588, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/3/2025 (a) (b)	8,175	8,175
Series 2023-XF3128, GO, VRDO, PSF-GTD, LIQ : UBS AG, 1.88%, 3/7/2025 (a) (b)	1,000	1,000
Series 2023-XF3165, GO, VRDO, PSF-GTD, LIQ : Morgan Stanley Bank NA, 1.88%, 3/7/2025 (a) (b)	6,000	6,000
Series 2023-ZF3201, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.88%, 3/7/2025 (a) (b)	3,000	3,000
Series 2024-XF3238, GO, VRDO, PSF-GTD, LIQ : UBS AG, 1.88%, 3/7/2025 (a) (b)	2,905	2,905
Series 2022-XL0282, GO, VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	3,440	3,440
Series 2022-XL0360, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	2,760	2,760
Series 2022-XM1050, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	2,675	2,675
Series 2023-XF1664, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	2,000	2,000
Series 2023-XF3154, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	2,000	2,000
Series 2023-XG0530, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	2,600	2,600
Series 2023-XG0534, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	5,335	5,335
Series 2023-XL0500, Rev., VRDO, LIQ : UBS AG, 1.89%, 3/7/2025 (a) (b)	4,340	4,340
Series 2023-XM1125, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	2,800	2,800
Series 2024-ZF3284, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	2,445	2,445
Series 2025-XG0596, GO, VRDO, PSF-GTD, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	3,410	3,410
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Series 2023-XF1480, GO, VRDO, LIQ : TD Bank NA, 1.90%, 3/7/2025 (a) (b)	4,890	4,890
Series 2023-XF1657, GO, VRDO, PSF-GTD, LIQ : TD Bank NA, 1.90%, 3/7/2025 (a) (b)	3,100	3,100
Series 2023-XG0505, GO, VRDO, PSF-GTD, LIQ : TD Bank NA, 1.90%, 3/7/2025 (a) (b)	4,000	4,000
Series 2023-XF3147, GO, VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/7/2025 (a) (b)	5,605	5,605
Series 2024-ZF3283, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.92%, 3/7/2025 (a) (b)	1,000	1,000
Texas Department of Transportation State Highway Fund, First Tier Series 2014-B, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 1.88%, 3/7/2025 (b)	16,000	16,000
Total Texas		196,254
Utah — 0.1%
County of Utah, IHC Health Services, Inc. Series 2014C, Rev., VRDO, LIQ : US Bank NA, 1.90%, 3/7/2025 (b)	2,350	2,350
Virginia — 1.1%
City of Norfolk Series 2007, GO, VRDO, LIQ : Bank of America NA, 1.81%, 3/7/2025 (b)	4,300	4,300
RBC Municipal Products, Inc. Trust, Floater Certificates Series C-19, Rev., VRDO, LOC : Royal Bank of Canada, 1.90%, 3/7/2025 (a) (b)	5,000	5,000
Tender Option Bond Trust Receipts/Certificates
Series 2022-ZL0267, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	2,250	2,250
Series 2023-XL0489, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	1,800	1,800
Series 2024-XM1176, Rev., VRDO, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	3,300	3,300
Series 2024-XX1355, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	4,735	4,735
Total Virginia		21,385
Washington — 1.0%
City of Seattle, Municipal Light and Power Series 2023 B, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (b)	10,050	10,050
State of Washington Series 2023-0012, Class A, GO, VRDO, LIQ : Citibank NA, 1.90%, 3/7/2025 (a) (b)	6,000	6,000
Tender Option Bond Trust Receipts/Certificates
Series 2023-ZL0490, GO, VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	1,670	1,670
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	21

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
Series 2023-ZL0491, GO, VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	1,670	1,670
Series 2025-ZF1820, GO, VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	1,250	1,250
Total Washington		20,640
Wisconsin — 2.5%
Public Finance Authority, Health Care Systems Project Series 2023C, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (b)	2,250	2,250
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0571, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/3/2025 (a) (b)	1,785	1,785
Series 2022-XL0296, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	5,530	5,530
Series 2023-XF3076, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	3,895	3,895
Series 2023-XL0483, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	2,245	2,245
Series 2024-XF1696, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	4,440	4,440
Series 2024-XG0553, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	1,455	1,455
Series 2024-XL0554, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	7,500	7,500
Wisconsin Housing and Economic Development Authority Home Ownership Series 2016 C, Rev., AMT, VRDO, FNMA COLL, LIQ : Royal Bank of Canada, 1.85%, 3/7/2025 (b)	2,290	2,290
Wisconsin Housing and Economic Development Authority Housing Series 2022C, Rev., VRDO, LIQ : FHLB, 1.81%, 3/7/2025 (b)	4,650	4,650
Wisconsin Housing and Economic Development Authority, Home Ownership Series 2019B, Rev., VRDO, FNMA COLL, LIQ : FHLB, 1.85%, 3/7/2025 (b)	12,375	12,375
Total Wisconsin		48,415
Total Municipal Bonds (Cost $1,804,187)		1,804,187
INVESTMENTS ††	SHARES (000)	VALUE ($000)
Variable Rate Demand Preferred Shares — 8.7%
California — 0.4%
Nuveen California AMT - Free Quality Municipal Income Fund Series 6, LIQ : Sumitomo Mitsui Banking Corp., 1.89%, 3/7/2025# (a)	7,000	7,000
New York — 1.4%
Nuveen New York AMT - Free Quality Municipal Income Fund
Series 2, LIQ : Royal Bank of Canada, 1.91%, 3/7/2025# (a)	13,600	13,600
Series 5, LIQ : TD Bank NA, 1.91%, 3/7/2025# (a)	14,200	14,200
Total New York		27,800
Other — 6.9%
Nuveen AMT - Free Municipal Credit Income Fund
Series 6, LIQ : Sumitomo Mitsui Banking Corp., 1.91%, 3/7/2025# (a)	46,700	46,700
Series 5, LIQ : Societe Generale, 1.91%, 3/7/2025# (a)	17,400	17,400
Nuveen AMT - Free Quality Municipal Income Fund
Series 5-1000, LOC : Sumitomo Mitsui Banking Corp., 1.91%, 3/7/2025# (a)	25,000	25,000
Series 4-4895, LIQ : Barclays Bank plc, 1.94%, 3/7/2025# (a)	34,400	34,400
Series 3-PFD, LIQ : TD Bank NA, 1.95%, 3/7/2025# (a)	13,400	13,400
Total Other		136,900
Total Variable Rate Demand Preferred Shares (Cost $171,700)		171,700
Total Investments — 100.0% (Cost $1,975,887) *		1,975,887
Other Assets in Excess of Liabilities — 0.0% ^		120
NET ASSETS — 100.0%		1,976,007

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COLL	Collateral
COP	Certificate of Participation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Money Market Funds	February 28, 2025

GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of February 28, 2025.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	23

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 22.8%
BMO Capital Markets Corp., 4.40%, dated 2/28/2025, due 3/3/2025, repurchase price $40,015, collateralized by Asset-Backed Securities, 1.66%, due 5/17/2027, Collateralized Mortgage Obligations, 0.00% - 10.86%, due 4/25/2032 - 11/19/2057, Corporate Notes and Bonds, 1.80% - 11.25%, due 4/15/2026 - 9/15/2055 and GNMA, 1.25% - 5.50%, due 5/20/2051 - 10/20/2066, with a value of $42,075.	40,000	40,000
BMO Capital Markets Corp., 4.40%, dated 2/28/2025, due 3/3/2025, repurchase price $45,016, collateralized by Collateralized Mortgage Obligations, 0.00% - 7.05%, due 1/18/2045 - 10/25/2059, Corporate Notes and Bonds, 1.90% - 8.50%, due 7/24/2026 - 9/15/2055 and GNMA, 1.34% - 7.50%, due 2/20/2036 - 4/20/2071, with a value of $46,953.	45,000	45,000
BMO Capital Markets Corp., 4.43%, dated 2/28/2025, due 3/7/2025, repurchase price $20,017, collateralized by Asset-Backed Securities, 0.00% - 6.54%, due 3/19/2035 - 1/15/2038, Collateralized Mortgage Obligations, 0.00% - 8.44%, due 6/27/2028 - 10/25/2063, Corporate Notes and Bonds, 1.65% - 8.25%, due 3/1/2028 - 11/15/2052 and GNMA, 1.75% - 4.50%, due 7/20/2054 - 2/16/2056, with a value of $21,478.	20,000	20,000
BMO Capital Markets Corp., 4.43%, dated 2/28/2025, due 3/7/2025, repurchase price $20,017, collateralized by Asset-Backed Securities, 0.00% - 9.21%, due 1/16/2029 - 10/25/2035, Collateralized Mortgage Obligations, 0.00% - 10.35%, due 5/25/2033 - 7/27/2054, Corporate Notes and Bonds, 1.80% - 8.25%, due 7/24/2026 - 1/15/2044, GNMA, 0.87% - 5.50%, due 5/20/2050 - 6/20/2051 and U.S. Treasury Securities, 2.50% - 4.13%, due 2/28/2026 - 11/30/2029, with a value of $21,399.	20,000	20,000
BNP Paribas SA, 4.49%, dated 2/28/2025, due 3/7/2025, repurchase price $325,284, collateralized by Asset-Backed Securities, 1.86% - 7.24%, due 4/19/2027 - 1/23/2040, Collateralized Mortgage Obligations, 1.74% - 10.26%, due 7/15/2032 - 8/25/2069, Corporate Notes and Bonds, 0.70% - 9.25%, due 3/12/2025 - 10/31/2082^^, FHLMC, 2.45%, due 4/25/2032 and Sovereign Government Securities, 2.88% - 4.13%, due 4/3/2028 - 11/20/2045, with a value of $344,413.	325,000	325,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BNP Paribas SA, 4.57%, dated 2/28/2025, due 3/7/2025, repurchase price $375,333, collateralized by Asset-Backed Securities, 1.68% - 8.90%, due 10/16/2028 - 1/20/2039, Collateralized Mortgage Obligations, 2.50% - 10.42%, due 8/15/2034 - 12/25/2068, Corporate Notes and Bonds, 0.75% - 10.75%, due 3/28/2025 - 12/31/2079^^, FHLMC, 2.45% - 5.00%, due 10/25/2028 - 3/25/2034, FNMA, 4.50% - 13.85%, due 7/25/2025 - 11/25/2061 and Sovereign Government Securities, 2.38% - 7.88%, due 4/3/2028 - 11/20/2045, with a value of $399,013.	375,000	375,000
BNP Paribas SA, 4.75%, dated 2/28/2025, due 4/4/2025, repurchase price $753,464, collateralized by Asset-Backed Securities, 3.50%, due 11/1/2029, Corporate Notes and Bonds, 2.15% - 13.38%, due 3/15/2025 - 1/15/2084^^ and Sovereign Government Securities, 0.00%, due 12/15/2035, with a value of $829,958.	750,000	750,000
BofA Securities, Inc., 4.78%, dated 2/28/2025, due 6/3/2025, repurchase price $637,947, collateralized by Asset-Backed Securities, 0.00% - 12.34%, due 10/30/2025 - 2/25/2068, Collateralized Mortgage Obligations, 0.00% - 5.91%, due 6/15/2033 - 10/25/2069, Corporate Notes and Bonds, 0.00%, due 5/9/2026 - 7/1/2026^^, FNMA, 3.00% - 16.22%, due 11/25/2041 - 4/25/2062 and Sovereign Government Securities, 0.00%, due 5/17/2035, with a value of $686,072.	630,000	630,000
Citigroup Global Markets Holdings, Inc., 4.39%, dated 2/28/2025, due 3/3/2025, repurchase price $400,146, collateralized by Common Stocks and U.S. Treasury Securities, 0.13% - 4.50%, due 5/15/2029 - 11/15/2033, with a value of $408,034.	400,000	400,000
Credit Agricole Corporate and Investment Bank, 4.39%, dated 2/28/2025, due 3/3/2025, repurchase price $115,042, collateralized by Asset-Backed Securities, 4.25% - 6.33%, due 1/18/2028 - 9/25/2067, Collateralized Mortgage Obligations, 2.71% - 6.38%, due 4/14/2033 - 12/16/2072, Commercial Paper, 0.00%, due 3/4/2025 - 8/7/2025, Corporate Notes and Bonds, 0.75% - 10.25%, due 4/14/2025 - 2/1/2055^^, FNMA, 5.85%, due 1/25/2045 and Sovereign Government Securities, 4.50% - 5.50%, due 11/16/2027 - 1/15/2035, with a value of $122,376.	115,000	115,000
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Credit Agricole Corporate and Investment Bank, 4.39%, dated 2/28/2025, due 3/7/2025, repurchase price $250,213, collateralized by Asset-Backed Securities, 2.79% - 7.58%, due 6/25/2033 - 9/25/2067, Collateralized Mortgage Obligations, 2.28% - 7.49%, due 3/17/2036 - 5/25/2063, Corporate Notes and Bonds, 0.85% - 9.63%, due 3/1/2025 - 12/31/2079^^, Sovereign Government Securities, 0.38% - 7.63%, due 7/29/2025 - 10/21/2050 and U.S. Treasury Securities, 1.25%, due 12/31/2026, with a value of $264,780.	250,000	250,000
Federal Reserve Bank of New York, 4.25%, dated 2/28/2025, due 3/3/2025, repurchase price $8,002,833, collateralized by U.S. Treasury Securities, 1.63% - 4.75%, due 5/15/2031 - 5/15/2041, with a value of $8,002,833.	8,000,000	8,000,000
Fixed Income Clearing Corp., 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $1,000,363, collateralized by U.S. Treasury Securities, 0.75% - 4.00%, due 7/31/2027 - 2/15/2042, with a value of $1,020,000.	1,000,000	1,000,000
Fixed Income Clearing Corp., 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $1,000,363, collateralized by U.S. Treasury Securities, 1.50% - 3.75%, due 1/15/2027 - 12/31/2030, with a value of $1,020,000.	1,000,000	1,000,000
Goldman Sachs & Co. LLC, 4.71%, dated 2/28/2025, due 4/28/2025, repurchase price $201,544, collateralized by Asset-Backed Securities, 3.29%, due 7/25/2066, Corporate Notes and Bonds, 0.00% - 13.50%, due 3/15/2025 - 2/1/2033 and FHLMC, 5.73%, due 3/25/2055, with a value of $215,952.	200,000	200,000
Goldman Sachs & Co. LLC, 4.73%, dated 2/28/2025, due 4/28/2025, repurchase price $614,729, collateralized by Asset-Backed Securities, 0.00% - 12.95%, due 7/15/2026 - 1/15/2069, Collateralized Mortgage Obligations, 0.15% - 9.75%, due 8/17/2026 - 2/25/2068, Corporate Notes and Bonds, 0.00% - 17.30%, due 3/5/2025 - 1/28/2060 and GNMA, 6.00%, due 2/20/2055, with a value of $655,206.	610,000	610,000
HSBC Securities USA, Inc., 4.43%, dated 2/28/2025, due 3/3/2025, repurchase price $305,113, collateralized by Corporate Notes and Bonds, 1.10% - 7.55%, due 5/23/2025 - 8/3/2065 and U.S. Treasury Securities, 0.00%, due 11/15/2032, with a value of $320,368.	305,000	305,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

ING Financial Markets LLC, 4.40%, dated 2/28/2025, due 3/3/2025, repurchase price $55,020, collateralized by Common Stocks, with a value of $59,422.	55,000	55,000
ING Financial Markets LLC, 4.60%, dated 2/28/2025, due 4/21/2025, repurchase price $201,329, collateralized by Common Stocks, with a value of $217,656.	200,000	200,000
ING Financial Markets LLC, 4.65%, dated 2/28/2025, due 4/28/2025, repurchase price $251,905, collateralized by Common Stocks, with a value of $272,093.	250,000	250,000
Natixis SA, 4.46%, dated 2/28/2025, due 3/7/2025, repurchase price $35,030, collateralized by Asset-Backed Securities, 5.65% - 11.39%, due 7/15/2032 - 11/25/2053, Collateralized Mortgage Obligations, 4.91% - 6.45%, due 12/17/2035 - 2/25/2064 and Corporate Notes and Bonds, 2.50% - 9.88%, due 5/15/2025 - 1/15/2067^^, with a value of $37,868.	35,000	35,000
Natixis SA, 4.46%, dated 2/28/2025, due 3/7/2025, repurchase price $100,087, collateralized by Asset-Backed Securities, 5.89% - 12.90%, due 10/20/2032 - 6/25/2054, Collateralized Mortgage Obligations, 5.81%, due 12/17/2035 and Corporate Notes and Bonds, 2.70% - 7.88%, due 2/1/2026 - 4/1/2052, with a value of $108,600.	100,000	100,000
Natixis SA, 4.46%, dated 2/28/2025, due 3/7/2025, repurchase price $150,130, collateralized by Asset-Backed Securities, 5.75% - 6.74%, due 10/20/2032 - 10/20/2037, Collateralized Mortgage Obligations, 5.44% - 8.45%, due 9/8/2039 - 2/25/2064, Corporate Notes and Bonds, 1.25% - 6.03%, due 6/22/2026 - 4/1/2045 and Sovereign Government Securities, 6.00%, due 10/20/2033, with a value of $159,590.	150,000	150,000
Natixis SA, 4.50%, dated 2/28/2025, due 3/7/2025, repurchase price $50,044, collateralized by Asset-Backed Securities, 5.64% - 6.50%, due 7/20/2034 - 11/25/2053, Collateralized Mortgage Obligations, 2.86% - 4.91%, due 5/12/2034 - 12/25/2046 and Corporate Notes and Bonds, 4.50% - 12.25%, due 2/1/2029 - 4/1/2044^^, with a value of $54,168.	50,000	50,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	25

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Natixis SA, 4.50%, dated 2/28/2025, due 3/7/2025, repurchase price $75,066, collateralized by Asset-Backed Securities, 5.64%, due 1/20/2038, Corporate Notes and Bonds, 6.31%, due 1/15/2067 and Sovereign Government Securities, 3.75%, due 9/12/2031, with a value of $80,265.	75,000	75,000
Pershing LLC, 4.73%, dated 2/28/2025, due 5/15/2025, repurchase price $141,398, collateralized by Asset-Backed Securities, 0.00% - 11.42%, due 7/15/2027 - 1/25/2065, Collateralized Mortgage Obligations, 3.90% - 8.59%, due 4/15/2037 - 5/16/2053, Corporate Notes and Bonds, 4.05% - 8.88%, due 5/15/2025 - 1/15/2084^^, GNMA, 3.00% - 6.00%, due 9/20/2051 - 11/20/2054, Municipal Debt Securities, 1.75% - 7.55%, due 8/15/2030 - 11/1/2051 and U.S. Treasury Securities, 0.00% - 6.75%, due 4/30/2025 - 8/15/2054, with a value of $149,767.	140,000	140,000
RBC Capital Markets LLC, 4.43%, dated 2/28/2025, due 3/5/2025, repurchase price $300,185, collateralized by Asset-Backed Securities, 0.82%, due 4/15/2027, Commercial Paper, 0.00%, due 3/12/2025 - 5/1/2025 and Corporate Notes and Bonds, 0.00% - 14.00%, due 3/25/2025 - 5/26/2084^^, with a value of $322,388.	300,000	300,000
Societe Generale SA, 4.40%, dated 2/28/2025, due 3/3/2025, repurchase price $150,055, collateralized by Asset-Backed Securities, 2.50% - 7.95%, due 7/25/2033 - 2/25/2067, Collateralized Mortgage Obligations, 0.95% - 8.20%, due 4/15/2041 - 1/16/2060, Corporate Notes and Bonds, 1.13% - 8.50%, due 3/15/2025 - 10/27/2081^^ and Sovereign Government Securities, 3.63%, due 5/18/2025, with a value of $158,013.	150,000	150,000
Societe Generale SA, 4.47%, dated 2/28/2025, due 3/3/2025, repurchase price $60,022, collateralized by Asset-Backed Securities, 4.81%, due 1/26/2037, Collateralized Mortgage Obligations, 6.32% - 9.57%, due 5/15/2037 - 6/15/2039, Corporate Notes and Bonds, 11.00%, due 9/30/2028 and FNMA, 9.85% - 10.05%, due 3/25/2043 - 4/25/2043, with a value of $64,824.	60,000	60,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Societe Generale SA, 4.47%, dated 2/28/2025, due 3/4/2025, repurchase price $75,037, collateralized by Collateralized Mortgage Obligations, 3.24% - 8.46%, due 9/15/2034 - 3/11/2050, Corporate Notes and Bonds, 1.90% - 12.25%, due 6/27/2025 - 3/30/2062^^, FNMA, 10.05%, due 4/25/2043 and Sovereign Government Securities, 4.50% - 9.38%, due 10/14/2025 - 2/17/2045, with a value of $80,581.	75,000	75,000
Societe Generale SA, 4.40%, dated 2/28/2025, due 3/6/2025, repurchase price $300,220, collateralized by Asset-Backed Securities, 2.00% - 10.57%, due 4/22/2030 - 1/25/2060, Collateralized Mortgage Obligations, 2.98% - 4.15%, due 12/10/2049 - 8/15/2053, Corporate Notes and Bonds, 1.13% - 8.13%, due 5/11/2025 - 10/31/2082 and Sovereign Government Securities, 3.63% - 4.40%, due 5/18/2025 - 6/6/2027, with a value of $315,925.	300,000	300,000
Societe Generale SA, 4.57%, dated 2/28/2025, due 3/31/2025, repurchase price $200,787, collateralized by Asset-Backed Securities, 5.42%, due 5/25/2035, Collateralized Mortgage Obligations, 4.75% - 8.42%, due 7/25/2034 - 8/25/2047, Corporate Notes and Bonds, 1.67% - 12.25%, due 4/23/2025 - 6/5/2074^^ and Sovereign Government Securities, 4.25% - 9.38%, due 4/14/2026 - 11/19/2054, with a value of $215,341.	200,000	200,000
Societe Generale SA, 4.71%, dated 2/28/2025, due 5/27/2025, repurchase price $303,454, collateralized by Asset-Backed Securities, 4.82% - 6.95%, due 7/23/2032 - 10/25/2035, Collateralized Mortgage Obligations, 0.95% - 8.20%, due 9/15/2034 - 1/18/2052, Corporate Notes and Bonds, 1.50% - 11.50%, due 4/23/2025 - 1/20/2063^^, FNMA, 8.20%, due 6/25/2043 and Sovereign Government Securities, 4.50% - 7.63%, due 4/26/2029 - 5/30/2029, with a value of $325,461.	300,000	300,000
TD Securities USA LLC, 4.43%, dated 2/28/2025, due 3/7/2025, repurchase price $400,345, collateralized by Corporate Notes and Bonds, 1.38% - 7.50%, due 8/15/2025 - 10/30/2056, with a value of $423,256.	400,000	400,000
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
TD Securities USA LLC, 4.46%, dated 2/28/2025, due 3/7/2025, repurchase price $125,108, collateralized by Corporate Notes and Bonds, 1.65% - 8.50%, due 9/1/2026 - 1/28/2085 and Municipal Debt Securities, 6.71%, due 6/1/2046, with a value of $132,505.	125,000	125,000
TD Securities USA LLC, 4.68%, dated 2/28/2025, due 4/11/2025, repurchase price $75,410, collateralized by Corporate Notes and Bonds, 0.75% - 12.25%, due 5/1/2025 - 6/25/2064, FHLMC, 4.76%, due 1/25/2032, FNMA, 3.00% - 5.00%, due 9/25/2033 - 9/25/2052, GNMA, 4.50% - 6.75%, due 6/15/2026 - 2/15/2050, Municipal Debt Securities, 3.40% - 6.00%, due 2/1/2028 - 5/1/2064 and U.S. Treasury Securities, 0.00%, due 8/14/2025 - 2/15/2037, with a value of $79,846.	75,000	75,000
Wells Fargo Securities LLC, 4.46%, dated 2/28/2025, due 3/7/2025, repurchase price $40,035, collateralized by Certificates of Deposit, 4.64%, due 2/25/2026, with a value of $42,037.	40,000	40,000
Wells Fargo Securities LLC, 4.78%, dated 2/28/2025, due 5/14/2025, repurchase price $186,842, collateralized by Certificates of Deposit, 0.00% - 5.11%, due 4/3/2025 - 2/11/2026, with a value of $196,572.	185,000	185,000
Total Repurchase Agreements (Cost $17,350,000)		17,350,000
Corporate Bonds — 0.4%
Banks — 0.4%
Barclays Bank plc (United Kingdom)
(OBFR + 0.20%), 4.53%, 3/3/2025 (a) (b)	145,000	145,000
(OBFR + 0.20%), 4.53%, 3/3/2025 (a) (b)	50,000	50,000
(OBFR + 0.20%), 4.53%, 3/3/2025 (a) (b)	128,000	128,000
Total Corporate Bonds (Cost $323,000)		323,000
Municipal Bonds — 0.3%
Colorado — 0.0% ^
Colorado Housing and Finance Authority, Single Family Mortgage
Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Zions Bancorp. NA, 4.35%, 3/7/2025 (c)	15,355	15,355
Series 2023 N-2, Rev., VRDO, GNMA COLL, LIQ : Royal Bank of Canada, 4.35%, 3/7/2025 (c)	8,000	8,000
Total Colorado		23,355
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — 0.0% ^
Illinois Housing Development Authority Series 2023 M, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 4.35%, 3/7/2025 (c)	20,000	20,000
Iowa — 0.1%
Iowa Student Loan Liquidity Corp., Student Loan Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 4.37%, 3/7/2025 (c)	35,400	35,400
New Hampshire — 0.1%
New Hampshire Business Finance Authority, Hanwa Q Cells USA, Inc., Project Series 2024A, Rev., VRDO, LOC : Kookmin Bank, 4.65%, 3/7/2025 (a) (c)	89,000	89,000
Texas — 0.1%
North Texas Higher Education Authority, Inc. Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 4.37%, 3/7/2025 (c)	15,400	15,400
State of Texas, Veterans Series 2023A, GO, VRDO, LIQ : Texas State Comptroller, 4.40%, 3/7/2025 (c)	20,600	20,600
Total Texas		36,000
Utah — 0.0% ^
Utah Housing Corp., Single Family Mortgage Series 2024 K, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 4.35%, 3/7/2025 (c)	14,000	14,000
Total Municipal Bonds (Cost $217,755)		217,755
Short Term Investments — 73.8%
Commercial Paper — 31.8%
Antalis SA (France), 4.43%, 4/22/2025 (a) (d)	130,200	129,372
Ascension Health
4.39%, 3/11/2025 (d)	124,996	124,844
4.40%, 4/8/2025 (d)	49,195	48,968
4.41%, 4/22/2025 (d)	40,000	39,747
Australia & New Zealand Banking Group Ltd. (Australia)
(SOFR + 0.20%), 4.56%, 3/3/2025 (a) (b)	50,000	50,000
(SOFR + 0.22%), 4.58%, 3/3/2025 (a) (b)	70,000	70,000
(SOFR + 0.22%), 4.58%, 3/3/2025 (a) (b)	75,000	75,000
(SOFR + 0.22%), 4.58%, 3/3/2025 (a) (b)	180,000	180,000
(SOFR + 0.25%), 4.61%, 3/3/2025 (a) (b)	50,000	50,000
(SOFR + 0.26%), 4.62%, 3/3/2025 (a) (b)	100,000	100,000
4.46%, 3/10/2025 (a) (d)	45,000	44,950
4.54%, 5/21/2025 (a) (d)	70,000	69,291
4.44%, 6/23/2025 (a) (d)	92,000	90,724
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	27

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
4.43%, 10/27/2025 (a) (d)	100,000	97,130
4.43%, 10/29/2025 (a) (d)	47,000	45,641
4.43%, 10/31/2025 (a) (d)	71,000	68,931
Bank of Montreal (Canada)
(SOFR + 0.34%), 4.70%, 3/3/2025 (a) (b)	100,000	100,000
(SOFR + 0.35%), 4.71%, 3/3/2025 (b)	116,000	116,000
5.13%, 3/18/2025 (d)	24,000	23,942
5.15%, 4/3/2025 (d)	13,000	12,939
5.16%, 4/8/2025 (d)	39,000	38,788
5.34%, 4/30/2025 (d)	31,000	30,726
4.93%, 5/28/2025 (d)	50,000	49,404
4.55%, 6/17/2025 (d)	58,000	57,219
5.22%, 7/1/2025 (d)	120,000	117,908
4.49%, 9/3/2025 (d)	98,000	95,779
4.58%, 11/21/2025 (d)	116,000	112,213
4.60%, 11/25/2025 (d)	40,000	38,670
4.49%, 2/3/2026 (d)	47,000	45,090
Bank of New Zealand (New Zealand), 4.57%, 3/6/2025 (a) (d)	58,000	57,963
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.31%), 4.67%, 3/3/2025 (a) (b)	210,000	210,000
(SOFR + 0.32%), 4.68%, 3/3/2025 (a) (b)	34,000	34,000
4.69%, 3/3/2025 (a)	70,000	70,000
4.55%, 6/3/2025 (a) (d)	233,000	230,262
4.44%, 10/31/2025 (a) (d)	118,000	114,553
4.55%, 11/12/2025 (a) (d)	163,000	157,883
4.49%, 2/20/2026 (a) (d)	70,000	67,020
Barclays Bank plc (United Kingdom)
4.49%, 7/3/2025 (a) (d)	50,000	49,239
4.47%, 8/6/2025 (a) (d)	25,000	24,519
Barton Capital SA
4.33%, 3/3/2025 (a) (d)	150,000	149,964
4.39%, 3/21/2025 (a) (d)	50,000	49,878
4.49%, 5/28/2025 (d)	25,000	24,732
Bedford Row Funding Corp.
(SOFR + 0.20%), 4.56%, 3/3/2025 (a) (b)	25,000	25,000
4.58%, 5/20/2025 (d)	96,000	95,034
Bennington Stark Capital Co. LLC, (SOFR + 0.20%), 4.56%, 3/3/2025 (a) (b)	75,000	75,000
BNP Paribas SA (France)
(SOFR + 0.20%), 4.56%, 3/3/2025 (b)	75,000	75,000
5.29%, 3/11/2025 (d)	130,000	129,809
4.70%, 3/11/2025 (d)	63,000	62,918
4.45%, 4/1/2025 (d)	165,000	164,379
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
4.57%, 5/21/2025 (d)	45,000	44,542
BofA Securities, Inc., 4.60%, 5/20/2025 (d)	75,000	74,242
BPCE SA (France)
4.40%, 4/14/2025 (a) (d)	227,000	225,785
4.42%, 5/15/2025 (a) (d)	134,000	132,779
CAFCO LLC, 4.61%, 5/23/2025 (a) (d)	50,000	49,474
Caisse d'Amortissement de la Dette Sociale (France), 4.82%, 3/3/2025 (a) (d)	30,000	29,992
Canadian Imperial Bank of Commerce (Canada)
4.39%, 3/3/2025 (a) (d)	400,000	399,904
(SOFR + 0.30%), 4.66%, 3/3/2025 (a) (b)	200,000	200,000
5.28%, 5/27/2025 (a) (d)	70,000	69,116
5.21%, 6/6/2025 (a) (d)	111,000	109,461
5.22%, 7/2/2025 (a) (d)	125,000	122,803
4.14%, 10/3/2025 (a) (d)	120,000	117,098
4.38%, 10/17/2025 (a) (d)	164,000	159,536
4.43%, 10/31/2025 (a) (d)	141,000	136,891
4.56%, 11/12/2025 (a) (d)	117,000	113,323
Canadian Imperial Holdings, Inc. (Canada)
5.06%, 4/17/2025 (a) (d)	60,000	59,606
4.48%, 11/7/2025 (a) (d)	36,000	34,908
CDP Financial, Inc. (Canada), 4.51%, 2/4/2026 (a) (d)	25,000	23,978
Charta LLC
4.47%, 8/13/2025 (d)	50,000	48,996
4.47%, 8/20/2025 (d)	120,000	117,489
Chesham Finance Ltd. (Cayman Islands)
Series 1, (SOFR + 0.17%), 4.53%, 3/3/2025 (a) (b)	100,000	100,000
Series 2, 4.41%, 3/7/2025 (a) (d)	100,000	99,926
Commonwealth Bank of Australia (Australia)
(SOFR + 0.25%), 4.61%, 3/3/2025 (a) (b)	67,000	67,000
(SOFR + 0.28%), 4.64%, 3/3/2025 (a) (b)	150,000	150,000
Concord Minutemen Capital Co. LLC
Series C, (SOFR + 0.30%), 4.66%, 3/3/2025 (a) (b)	20,000	20,000
Series A, 4.41%, 3/5/2025 (a) (d)	100,000	99,952
Cooperatieve Rabobank UA (Netherlands), 4.33%, 3/3/2025 (d)	500,000	499,880
Credit Agricole Corporate and Investment Bank (France), 4.32%, 3/3/2025 (d)	198,650	198,602
Credit Industriel et Commercial (France), 4.47%, 8/11/2025 (a) (d)	114,000	111,737
Danske Bank A/S (Denmark)
4.38%, 4/29/2025 (a) (d)	60,000	59,572
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
4.38%, 5/1/2025 (a) (d)	140,000	138,969
DBS Bank Ltd. (Singapore)
4.48%, 3/12/2025 (a) (d)	100,000	99,863
4.39%, 5/19/2025 (a) (d)	40,000	39,618
Dexia Credit Local (Belgium)
4.81%, 3/3/2025 (a) (d)	207,000	206,945
4.46%, 4/2/2025 (a) (d)	150,000	149,408
4.60%, 5/2/2025 (a) (d)	70,000	69,450
4.63%, 6/16/2025 (a) (d)	47,000	46,362
DNB Bank ASA (Norway)
4.51%, 3/11/2025 (a) (d)	72,000	71,910
4.46%, 3/12/2025 (a) (d)	300,000	299,592
5.21%, 4/1/2025 (a) (d)	12,000	11,947
4.58%, 4/10/2025 (a) (d)	86,000	85,564
4.52%, 5/12/2025 (a) (d)	97,000	96,130
4.54%, 5/14/2025 (a) (d)	215,000	213,011
4.49%, 2/9/2026 (a) (d)	79,000	75,737
DZ Bank AG (Germany), 4.32%, 3/3/2025 (a) (d)	500,000	499,880
Erste Finance Delaware LLC (Austria), 4.34%, 3/5/2025 (a) (d)	200,000	199,904
European Investment Bank (Luxembourg), 4.96%, 4/17/2025 (d)	50,000	49,678
Fairway Finance Co. LLC, 4.41%, 3/24/2025 (a) (d)	38,000	37,893
Federation des Caisses Desjardins du Quebec (Canada)
4.35%, 3/27/2025 (a) (d)	200,000	199,373
4.55%, 4/30/2025 (a) (d)	47,000	46,646
First Abu Dhabi Bank PJSC (United Arab Emirates)
4.38%, 3/4/2025 (a) (d)	234,000	233,915
5.08%, 4/21/2025 (a) (d)	220,000	218,426
4.44%, 5/20/2025 (a) (d)	300,000	297,067
4.44%, 5/21/2025 (d)	50,000	49,505
Great Bear Funding LLC
(OBFR + 0.23%), 4.56%, 3/3/2025 (a) (b)	87,500	87,500
(OBFR + 0.25%), 4.58%, 3/3/2025 (a) (b)	95,000	95,000
4.34%, 3/7/2025 (a) (d)	100,000	99,928
ING US Funding LLC (Netherlands)
(SOFR + 0.19%), 4.52%, 3/3/2025 (a) (b)	45,000	45,000
(SOFR + 0.24%), 4.57%, 3/3/2025 (a) (b)	277,000	277,000
(SOFR + 0.25%), 4.58%, 3/3/2025 (b)	200,000	200,000
(SOFR + 0.25%), 4.58%, 3/3/2025 (b)	67,000	67,000
4.78%, 3/4/2025 (d)	120,000	119,952
4.82%, 3/5/2025 (d)	202,000	201,892
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
5.28%, 3/10/2025 (a) (d)	120,000	119,842
5.05%, 4/17/2025 (a) (d)	50,000	49,672
4.97%, 4/29/2025 (a) (d)	188,000	186,481
4.54%, 6/17/2025 (d)	117,000	115,427
4.45%, 7/7/2025 (a) (d)	52,000	51,190
4.39%, 7/24/2025 (a) (d)	40,000	39,306
4.42%, 10/7/2025 (a) (d)	127,000	123,663
Ionic Funding LLC
Series IIIA, 4.70%, 3/4/2025 (d)	25,000	24,990
Series IIIA, 4.38%, 3/6/2025 (d)	100,000	99,939
Series IIIA, 4.65%, 3/17/2025 (d)	150,000	149,691
Kreditanstalt fuer Wiederaufbau (Germany), 4.46%, 3/17/2025 (a) (d)	50,000	49,901
Lexington Parker Capital Co. LLC Series A, 4.35%, 3/5/2025 (a) (d)	100,000	99,952
Liberty Street Funding LLC
4.41%, 3/24/2025 (a) (d)	50,000	49,859
4.54%, 4/30/2025 (a) (d)	57,000	56,572
4.47%, 6/10/2025 (a) (d)	50,000	49,381
4.44%, 7/7/2025 (a) (d)	100,000	98,446
Lloyds Bank plc (United Kingdom)
4.54%, 5/1/2025 (d)	98,000	97,251
4.39%, 5/2/2025 (d)	48,000	47,640
LMA-Americas LLC
4.58%, 5/22/2025 (a) (d)	50,000	49,484
4.60%, 5/23/2025 (a) (d)	50,000	49,475
4.50%, 8/26/2025 (a) (d)	30,000	29,356
Macquarie Bank Ltd. (Australia)
(SOFR + 0.23%), 4.56%, 3/3/2025 (a) (b)	25,000	25,000
(SOFR + 0.25%), 4.58%, 3/3/2025 (a) (b)	47,000	47,000
4.39%, 3/28/2025 (a) (d)	74,000	73,757
4.56%, 4/16/2025 (d)	50,000	49,711
4.56%, 4/17/2025 (a) (d)	125,000	124,261
4.39%, 5/6/2025 (a) (d)	35,000	34,721
4.55%, 6/2/2025 (a) (d)	76,000	75,117
4.57%, 6/11/2025 (a) (d)	117,000	115,505
Mizuho Bank Ltd. (Japan)
4.51%, 3/18/2025 (a) (d)	50,000	49,894
4.42%, 3/28/2025 (a) (d)	74,000	73,756
National Australia Bank Ltd. (Australia)
Series B, (SOFR + 0.24%), 4.60%, 3/3/2025 (a) (b)	182,000	182,000
Series B, (SOFR + 0.25%), 4.61%, 3/3/2025 (a) (b)	125,000	125,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	29

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Series B, (SOFR + 0.27%), 4.63%, 3/3/2025 (a) (b)	74,000	74,000
Series B, (SOFR + 0.28%), 4.64%, 3/3/2025 (a) (b)	115,000	115,000
Series CP, 4.46%, 3/10/2025 (a) (d)	163,000	162,819
Series CP, 4.46%, 3/12/2025 (a) (d)	75,000	74,898
National Bank of Canada (Canada)
(SOFR + 0.32%), 4.68%, 3/3/2025 (a) (b)	275,000	275,000
4.36%, 3/26/2025 (a) (d)	100,000	99,698
5.06%, 4/16/2025 (a) (d)	215,000	213,617
National Westminster Bank plc (United Kingdom), 4.44%, 3/25/2025 (a) (d)	76,000	75,776
Natixis SA (France), 4.42%, 5/12/2025 (d)	183,000	181,397
NatWest Markets plc (United Kingdom)Series G, 0.00%, 3/10/2025 (a)	350,000	349,705
Nieuw Amsterdam Receivables Corp. (Netherlands)
4.40%, 3/7/2025 (a) (d)	50,000	49,963
4.54%, 3/10/2025 (a) (d)	15,000	14,983
4.57%, 5/27/2025 (d)	50,000	49,454
Norfina Ltd. (Australia), 4.64%, 4/14/2025 (a) (d)	41,000	40,769
NRW Bank (Germany)
4.71%, 3/5/2025 (a) (d)	74,000	73,961
4.36%, 3/28/2025 (d)	141,000	140,540
4.55%, 4/11/2025 (a) (d)	127,000	126,345
Old Line Funding LLC
(SOFR + 0.23%), 4.56%, 3/3/2025 (a) (b)	200,000	200,000
(SOFR + 0.24%), 4.57%, 3/3/2025 (a) (b)	25,000	25,000
(SOFR + 0.25%), 4.58%, 3/3/2025 (a) (b)	30,000	30,000
(SOFR + 0.28%), 4.61%, 3/3/2025 (a) (b)	100,000	100,000
4.61%, 4/23/2025 (a) (d)	50,000	49,663
4.55%, 6/4/2025 (a) (d)	97,000	95,848
Oversea-Chinese Banking Corp. Ltd. (Singapore)
4.38%, 5/2/2025 (a) (d)	78,000	77,416
4.39%, 5/6/2025 (a) (d)	77,000	76,386
Paradelle Funding LLC
(SOFR + 0.33%), 4.69%, 3/3/2025 (b)	70,000	70,000
(SOFR + 0.38%), 4.74%, 3/3/2025 (b)	50,000	50,000
Podium Funding Trust (Canada), 4.56%, 8/27/2025 (d)	114,000	111,472
Procter & Gamble Co. (The)
4.77%, 4/10/2025 (a) (d)	30,000	29,842
4.77%, 4/11/2025 (a) (d)	44,000	43,762
4.78%, 4/22/2025 (a) (d)	50,000	49,657
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Queensland Treasury Corp. (Australia)
4.41%, 3/31/2025 (d)	80,000	79,707
4.54%, 4/17/2025 (d)	41,000	40,759
Royal Bank of Canada (Canada)
(SOFR + 0.28%), 4.64%, 3/3/2025 (a) (b)	227,000	227,000
(SOFR + 0.33%), 4.69%, 3/3/2025 (a) (b)	120,000	120,000
(SOFR + 0.35%), 4.71%, 3/3/2025 (a) (b)	105,000	105,000
4.16%, 10/3/2025 (a) (d)	82,000	80,007
4.42%, 10/6/2025 (a) (d)	46,000	44,795
4.43%, 10/21/2025 (a) (d)	90,000	87,482
4.48%, 11/6/2025 (a) (d)	10,000	9,698
4.48%, 2/2/2026 (a) (d)	140,000	134,341
Santander UK plc (United Kingdom)
4.48%, 3/7/2025 (d)	300,000	299,776
4.38%, 4/7/2025 (d)	240,000	238,925
4.40%, 4/14/2025 (d)	155,000	154,170
4.47%, 5/6/2025 (d)	207,000	205,342
Sheffield Receivables Co. LLC (United Kingdom)
4.61%, 4/4/2025 (a) (d)	40,000	39,827
4.46%, 7/16/2025 (a) (d)	30,000	29,499
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.25%), 4.58%, 3/3/2025 (a) (b)	67,000	67,000
4.22%, 7/3/2025 (a) (d)	134,000	132,082
4.18%, 10/3/2025 (a) (d)	212,000	206,823
4.42%, 10/7/2025 (a) (d)	138,000	134,372
Societe Generale SA (France), 4.40%, 5/13/2025 (a) (d)	80,000	79,293
Starbird Funding Corp.
4.44%, 3/24/2025 (a) (d)	38,000	37,892
4.47%, 8/20/2025 (a) (d)	46,000	45,037
Sumitomo Mitsui Banking Corp. (Japan), (SOFR + 0.27%), 4.63%, 3/3/2025 (a) (b)	100,000	100,000
Sumitomo Mitsui Trust Bank Ltd. (Japan)
4.44%, 4/24/2025 (a) (d)	55,000	54,636
4.43%, 4/28/2025 (a) (d)	94,000	93,334
4.47%, 7/24/2025 (a) (d)	232,000	227,898
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.25%), 4.58%, 3/3/2025 (a) (b)	90,000	90,000
(SOFR + 0.25%), 4.58%, 3/3/2025 (a) (b)	50,000	50,000
(SOFR + 0.30%), 4.63%, 3/3/2025 (a) (b)	100,000	100,000
(SOFR + 0.34%), 4.67%, 3/3/2025 (a) (b)	120,000	120,000
5.14%, 4/1/2025 (a) (d)	46,000	45,797
4.43%, 6/10/2025 (a) (d)	127,000	125,439
4.92%, 7/28/2025 (a) (d)	82,000	80,361
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
4.42%, 10/8/2025 (a) (d)	92,000	89,571
4.50%, 10/27/2025 (a) (d)	118,000	114,609
4.53%, 11/24/2025 (a) (d)	46,000	44,497
4.45%, 2/3/2026 (a) (d)	93,000	89,252
Swedbank AB (Sweden)
(SOFR + 0.20%), 4.53%, 3/3/2025 (a) (b)	70,000	70,000
(SOFR + 0.20%), 4.53%, 3/3/2025 (a) (b)	100,000	100,000
4.46%, 8/19/2025 (d)	25,000	24,482
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.20%), 4.53%, 3/3/2025 (a) (b)	40,000	40,000
(SOFR + 0.35%), 4.68%, 3/3/2025 (a) (b)	104,000	104,000
4.51%, 3/11/2025 (a) (d)	56,000	55,930
5.06%, 4/17/2025 (a) (d)	125,000	124,179
4.77%, 5/16/2025 (a) (d)	176,000	174,244
4.93%, 5/22/2025 (a) (d)	120,000	118,666
4.63%, 5/27/2025 (a) (d)	175,000	173,061
5.22%, 7/1/2025 (a) (d)	72,000	70,745
4.42%, 10/1/2025 (a) (d)	123,000	119,849
4.14%, 10/2/2025 (a) (d)	120,000	117,112
4.48%, 10/22/2025 (a) (d)	47,000	45,665
4.50%, 10/30/2025 (a) (d)	115,000	111,608
TotalEnergies Capital SA (France), 4.45%, 3/31/2025 (d)	267,000	266,014
Toyota Motor Credit Corp.
(SOFR + 0.29%), 4.62%, 3/3/2025 (b)	35,000	35,000
4.76%, 5/16/2025 (d)	63,000	62,372
4.65%, 5/23/2025 (d)	50,000	49,470
Versailles Commercial Paper LLC, 4.64%, 3/7/2025 (d)	93,000	92,928
Victory Receivables Corp., 4.44%, 4/17/2025 (a) (d)	75,000	74,568
Westpac Banking Corp. (Australia)
(SOFR + 0.27%), 4.63%, 3/3/2025 (a) (b)	15,000	15,000
(SOFR + 0.27%), 4.63%, 3/3/2025 (a) (b)	25,000	25,000
(SOFR + 0.28%), 4.64%, 3/3/2025 (a) (b)	33,000	33,000
(SOFR + 0.31%), 4.67%, 3/3/2025 (a) (b)	54,000	54,000
4.15%, 9/26/2025 (a) (d)	41,000	40,036
Total Commercial Paper (Cost $24,258,447)		24,258,447
Time Deposits — 19.9%
ABN AMRO Bank NV (Netherlands)
4.32%, 3/3/2025	500,000	500,000
4.32%, 3/3/2025	150,000	150,000
4.33%, 3/6/2025	750,000	750,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Time Deposits — continued
Agricultural Bank of China Ltd.
4.38%, 3/4/2025	150,000	150,000
4.38%, 3/6/2025	100,000	100,000
Australia & New Zealand Banking Group Ltd.
4.34%, 3/3/2025	360,000	360,000
4.35%, 3/4/2025	200,000	200,000
4.35%, 3/5/2025	250,000	250,000
4.35%, 3/6/2025	250,000	250,000
4.35%, 3/7/2025	130,000	130,000
China Construction Bank Corp. 4.35%, 3/3/2025	400,000	400,000
Credit Agricole Corporate and Investment Bank 4.32%, 3/3/2025	200,000	200,000
DBS Bank Ltd.
4.35%, 3/3/2025	150,000	150,000
4.35%, 3/3/2025	100,000	100,000
4.35%, 3/4/2025	100,000	100,000
4.35%, 3/5/2025	200,000	200,000
4.35%, 3/6/2025	100,000	100,000
4.35%, 3/7/2025	200,000	200,000
Erste Group Bank AG 4.33%, 3/3/2025	880,000	880,000
First Abu Dhabi Bank USA NV
4.33%, 3/3/2025	2,000,000	2,000,000
4.35%, 3/6/2025	750,000	750,000
Industrial & Commercial Bank of China Ltd.
4.35%, 3/3/2025	920,000	920,000
4.35%, 3/3/2025	500,000	500,000
ING Bank NV (Netherlands)
4.34%, 3/4/2025	690,000	690,000
4.34%, 3/7/2025	580,000	580,000
Landesbank Hessen-Thueringen Girozentrale
4.34%, 3/5/2025	300,000	300,000
4.34%, 3/6/2025	400,000	400,000
Mizuho Bank Ltd.
4.33%, 3/3/2025	150,000	150,000
4.34%, 3/3/2025	150,000	150,000
National Bank of Canada (Canada)
4.37%, 3/3/2025 (c)	150,000	150,000
4.34%, 3/6/2025	500,000	500,000
Royal Bank of Canada
4.33%, 3/3/2025	650,000	650,000
4.34%, 3/6/2025	100,000	100,000
Skandinaviska Enskilda Banken AB
4.33%, 3/3/2025	728,949	728,949
4.34%, 3/4/2025	275,000	275,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	31

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Time Deposits — continued
4.34%, 3/6/2025	400,000	400,000
Svenska Handelsbanken AB
4.31%, 3/3/2025	300,000	300,000
4.31%, 3/3/2025	300,000	300,000
Swedbank AB 4.33%, 3/4/2025	150,000	150,000
Total Time Deposits (Cost $15,163,949)		15,163,949
Certificates of Deposits — 18.4%
ABN AMRO Bank NV (Netherlands) , 4.54%, 5/12/2025 (d)	120,000	118,921
Bank of America NA
(SOFR + 0.20%), 4.53%, 3/3/2025 (b)	108,000	108,000
5.16%, 4/29/2025	191,000	191,000
Bank of Montreal (Canada)
(SOFR + 0.35%), 4.71%, 3/3/2025 (b)	36,000	36,000
(SOFR + 0.38%), 4.74%, 3/3/2025 (b)	60,000	60,000
5.16%, 4/4/2025 (d)	40,000	39,806
5.53%, 5/2/2025	20,000	20,000
5.50%, 6/10/2025	80,000	80,000
4.59%, 11/7/2025	162,000	162,000
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.28%), 4.64%, 3/3/2025 (b)	238,000	238,000
(SOFR + 0.31%), 4.67%, 3/3/2025 (b)	60,000	60,000
5.40%, 4/2/2025	40,000	40,000
Barclays Bank plc (United Kingdom)
(SOFR + 0.19%), 4.52%, 3/3/2025 (b)	100,000	100,000
(SOFR + 0.22%), 4.55%, 3/3/2025 (b)	123,000	123,000
(SOFR + 0.22%), 4.55%, 3/3/2025 (b)	99,000	99,000
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.30%), 4.66%, 3/3/2025 (b)	60,000	60,000
(SOFR + 0.35%), 4.71%, 3/3/2025 (b)	48,000	48,000
5.40%, 3/19/2025	53,000	53,000
5.42%, 4/8/2025	70,000	70,000
5.55%, 4/17/2025	52,000	52,000
5.51%, 5/22/2025	70,000	70,000
5.43%, 6/6/2025	125,000	125,000
China Construction Bank Corp. (China)
4.38%, 3/6/2025	245,000	245,000
4.38%, 3/7/2025	122,000	122,000
4.51%, 5/27/2025	50,000	50,000
Commerzbank AG (Germany) , 4.34%, 3/6/2025	150,000	150,000
Cooperatieve Rabobank UA (Netherlands)
4.53%, 8/6/2025	40,000	40,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
4.60%, 11/13/2025	20,000	20,000
4.48%, 2/4/2026 (d)	50,000	47,967
Credit Agricole Corporate and Investment Bank (France)
(SOFR + 0.16%), 4.52%, 3/3/2025 (b)	122,000	122,000
4.80%, 3/11/2025	110,000	110,000
4.50%, 3/24/2025	211,000	211,000
4.43%, 4/24/2025 (d)	200,000	198,680
5.58%, 4/25/2025	55,000	55,000
5.58%, 4/30/2025	28,000	28,000
4.60%, 5/2/2025	61,000	61,000
5.50%, 5/23/2025	96,000	96,000
5.52%, 5/23/2025	70,000	70,000
5.55%, 5/30/2025	125,000	125,000
4.65%, 6/3/2025	62,000	62,000
4.49%, 8/12/2025	25,000	25,000
Credit Industriel et Commercial (France)
5.31%, 3/3/2025 (d)	171,000	170,950
5.23%, 3/3/2025 (d)	125,000	124,964
5.50%, 3/3/2025	85,000	85,000
5.50%, 3/10/2025	75,000	75,000
4.70%, 3/13/2025 (d)	122,000	121,809
4.80%, 3/17/2025	61,000	61,000
4.58%, 5/12/2025 (d)	169,000	167,464
4.49%, 8/12/2025	61,000	61,000
DZ Bank AG (Germany)
5.13%, 4/28/2025	15,000	15,001
4.65%, 5/27/2025	125,000	125,000
4.47%, 8/15/2025	50,000	50,000
4.48%, 9/15/2025	120,000	120,000
Erste Group Bank AG (Austria) (SOFR + 0.07%), 4.43%, 3/3/2025 (b)	10,000	10,000
HSBC Bank USA NA (SOFR + 0.20%), 4.56%, 3/3/2025 (b)	24,000	24,000
Industrial & Commercial Bank of China Ltd. (China)
4.48%, 3/3/2025	120,000	120,000
4.43%, 3/31/2025	50,000	50,000
KBC Bank NV (Belgium) , 4.50%, 3/26/2025	75,000	75,000
Landesbank Baden-Wurttemberg (Germany)
4.34%, 3/4/2025	330,000	330,000
4.34%, 3/7/2025	250,000	250,000
4.37%, 3/25/2025	330,000	330,000
Mitsubishi UFJ Trust & Banking Corp. (Japan)
(SOFR + 0.23%), 4.59%, 3/3/2025 (b)	124,000	124,000
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
4.35%, 3/7/2025	240,000	240,000
4.48%, 7/28/2025 (d)	30,000	29,454
Mizuho Bank Ltd. (Japan)
(SOFR + 0.23%), 4.56%, 3/3/2025 (b)	25,000	25,000
(SOFR + 0.23%), 4.56%, 3/3/2025 (b)	175,000	175,000
(SOFR + 0.23%), 4.56%, 3/3/2025 (b)	125,000	125,000
(SOFR + 0.23%), 4.56%, 3/3/2025 (b)	122,000	122,000
(SOFR + 0.23%), 4.56%, 3/3/2025 (b)	181,000	181,000
4.53%, 6/16/2025	180,000	180,000
4.53%, 6/17/2025	120,000	120,000
4.48%, 7/24/2025	158,000	158,000
4.48%, 8/5/2025	121,000	121,000
4.49%, 8/12/2025	144,000	144,000
MUFG Bank Ltd. (Japan)
(SOFR + 0.23%), 4.56%, 3/3/2025 (b)	205,000	205,000
(SOFR + 0.23%), 4.56%, 3/3/2025 (b)	130,000	130,000
(SOFR + 0.23%), 4.56%, 3/3/2025 (b)	86,000	86,000
(SOFR + 0.25%), 4.58%, 3/3/2025 (b)	200,000	200,000
(SOFR + 0.27%), 4.60%, 3/3/2025 (b)	100,000	100,000
4.54%, 6/10/2025	200,000	200,000
National Australia Bank Ltd. (Australia)
4.77%, 3/10/2025 (d)	128,000	127,848
4.62%, 5/22/2025	150,000	148,457
4.46%, 6/16/2025 (d)	120,000	118,432
4.23%, 6/30/2025 (d)	210,000	207,058
4.46%, 7/28/2025 (d)	45,000	44,184
Norinchukin Bank (The) (Japan)
4.35%, 3/7/2025	200,000	200,000
4.40%, 3/24/2025	72,000	72,000
4.40%, 3/27/2025	172,000	172,000
Northern Trust Co. (The) , 4.50%, 7/15/2025	165,000	165,000
Oversea-Chinese Banking Corp. Ltd. (Singapore) , 4.40%, 5/5/2025	30,000	30,000
Skandinaviska Enskilda Banken AB (Sweden)
5.19%, 4/28/2025	100,000	100,000
5.18%, 4/29/2025	60,000	60,000
5.52%, 5/29/2025	48,000	48,000
5.52%, 5/30/2025	35,000	35,000
5.06%, 7/30/2025	141,000	141,000
5.06%, 7/31/2025	15,000	15,000
4.42%, 8/29/2025	40,000	40,000
4.54%, 11/10/2025	79,000	79,000
4.54%, 11/12/2025	18,000	18,000
4.55%, 2/18/2026	40,000	40,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
Standard Chartered Bank (United Kingdom)
4.60%, 6/6/2025	115,000	115,000
4.60%, 6/11/2025	124,000	124,000
State Street Bank & Trust Co.
(SOFR + 0.27%), 4.60%, 3/3/2025 (b)	235,000	235,000
4.62%, 5/12/2025	244,000	244,000
4.53%, 6/12/2025	165,000	165,000
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.22%), 4.58%, 3/3/2025 (b)	95,000	95,000
(SOFR + 0.22%), 4.58%, 3/3/2025 (b)	80,000	80,000
(SOFR + 0.23%), 4.59%, 3/3/2025 (b)	178,000	178,000
(SOFR + 0.23%), 4.59%, 3/3/2025 (b)	184,000	184,000
(SOFR + 0.23%), 4.59%, 3/3/2025 (b)	48,000	48,000
(SOFR + 0.27%), 4.60%, 3/3/2025 (b)	50,000	50,000
(SOFR + 0.26%), 4.62%, 3/3/2025 (b)	132,000	132,000
Sumitomo Mitsui Trust Bank Ltd. (Japan)
(SOFR + 0.23%), 4.56%, 3/3/2025 (b)	110,000	110,000
(SOFR + 0.23%), 4.59%, 3/3/2025 (b)	80,000	80,000
(SOFR + 0.23%), 4.59%, 3/3/2025 (b)	24,000	24,000
(SOFR + 0.27%), 4.60%, 3/3/2025 (b)	150,000	150,000
(SOFR + 0.27%), 4.63%, 3/3/2025 (b)	170,000	170,000
4.44%, 4/7/2025 (d)	203,000	202,078
4.62%, 4/16/2025 (d)	75,000	74,560
4.43%, 4/24/2025	75,000	75,000
4.43%, 5/7/2025	50,000	50,000
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.20%), 4.53%, 3/3/2025 (b)	50,000	50,000
(SOFR + 0.20%), 4.56%, 3/3/2025 (b)	100,000	100,000
5.52%, 5/28/2025	75,000	75,000
Swedbank AB (Sweden) , 4.62%, 4/16/2025	206,000	206,000
Toronto-Dominion Bank (The) (Canada)
5.40%, 3/28/2025	20,000	20,000
5.55%, 4/17/2025	78,000	78,000
5.57%, 4/22/2025	26,000	26,000
5.53%, 5/28/2025	75,000	75,000
Westpac Banking Corp. (Australia)
(SOFR + 0.27%), 4.63%, 3/3/2025 (b)	85,000	85,000
(SOFR + 0.28%), 4.64%, 3/3/2025 (b)	48,000	48,000
Total Certificates of Deposit (Cost $14,033,633)		14,033,633
U.S. Treasury Obligations — 3.7%
U.S. Treasury Bills
4.41%, 4/1/2025 (d)	400,000	398,488
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	33

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
U.S. Treasury Obligations — continued
4.32%, 4/10/2025 (d)	7,254	7,219
4.26%, 4/15/2025 (d)	400,000	397,880
4.32%, 5/15/2025 (d)	445,000	441,027
4.35%, 5/22/2025 (d)	400,000	396,073
4.35%, 6/5/2025 (d)	200,000	197,706
4.25%, 6/12/2025 (d)	600,000	592,790
4.19%, 10/2/2025 (d)	435,000	424,389
Total U.S. Treasury Obligations (Cost $2,855,572)		2,855,572
Total Short Term Investments (Cost $56,311,601)		56,311,601
Total Investments — 97.3% (Cost $74,202,356) *		74,202,356
Other Assets in Excess of Liabilities — 2.7%		2,064,744
NET ASSETS — 100.0%		76,267,100

Percentages indicated are based on net assets.

Abbreviations
COLL	Collateral
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
OBFR	Overnight Bank Funding Rate
PJSC	Public Joint Stock Company
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
^^
Certain securities are perpetual and thus, do not have
predetermined maturity dates. The coupon rates for
these securities are fixed for a period of time and may
be structured to adjust thereafter. The coupon rates
shown are the rates in effect as of February 28,
2025.

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2025.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

(d)	The rate shown is the effective yield as of February 28, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Money Market Funds	February 28, 2025

JPMorgan Securities Lending Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 83.3%
Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 4.37%, dated 2/28/2025, due 3/3/2025, repurchase price $150,055. (a)	150,000	150,000
Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 4.37%, dated 2/28/2025, due 3/3/2025, repurchase price $128,544. (a)	128,497	128,497
Agency Joint Trading Account III, J.P. Morgan Investment Management Inc., as agent, 4.37%, dated 2/28/2025, due 3/3/2025, repurchase price $150,055. (a)	150,000	150,000
Citigroup Global Markets Holdings, Inc., 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $125,046, collateralized by U.S. Treasury Securities, 1.63% - 4.00%, due 2/28/2029 - 10/15/2029, with a value of $127,500.	125,000	125,000
Credit Agricole Corporate and Investment Bank, 4.37%, dated 2/28/2025, due 3/3/2025, repurchase price $100,036, collateralized by FHLMC, 5.85%, due 11/25/2054 and U.S. Treasury Securities, 4.50%, due 12/31/2031, with a value of $102,253.	100,000	100,000
Fixed Income Clearing Corp., 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $50,018, collateralized by U.S. Treasury Securities, 4.38%, due 5/15/2041, with a value of $51,000.	50,000	50,000
HSBC Securities USA, Inc., 4.37%, dated 2/28/2025, due 3/3/2025, repurchase price $125,046, collateralized by FHLMC, 2.00% - 5.50%, due 12/1/2027 - 5/1/2054 and FNMA, 1.17% - 6.50%, due 4/1/2030 - 1/1/2055, with a value of $127,546.	125,000	125,000
ING Financial Markets LLC, 4.37%, dated 2/28/2025, due 3/3/2025, repurchase price $100,036, collateralized by FHLMC, 6.50%, due 10/1/2053, with a value of $102,037.	100,000	100,000
Societe Generale SA, 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $100,036, collateralized by U.S. Treasury Securities, 2.25% - 3.63%, due 2/15/2052 - 5/15/2053, with a value of $102,000.	100,000	100,000
Treasury Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $100,036. (a)	100,000	100,000
Total Repurchase Agreements (Cost $1,128,497)		1,128,497
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — 7.3%
FFCB
DN, 4.26%, 4/3/2025 (b)	10,000	9,961
DN, 4.27%, 4/7/2025 (b)	5,000	4,978
FFCB Funding Corp.
(SOFR + 0.09%), 4.45%, 3/3/2025 (c)	5,000	4,999
(SOFR + 0.09%), 4.45%, 3/3/2025 (c)	10,000	10,000
(SOFR + 0.11%), 4.47%, 3/3/2025 (c)	10,000	10,000
(SOFR + 0.14%), 4.47%, 3/3/2025 (c)	5,000	5,000
(SOFR + 0.13%), 4.48%, 3/3/2025 (c)	5,000	5,000
(SOFR + 0.14%), 4.49%, 3/3/2025 (c)	5,000	5,000
(SOFR + 0.14%), 4.50%, 3/3/2025 (c)	5,000	5,000
(SOFR + 0.33%), 4.69%, 3/3/2025 (c)	1,500	1,503
FHLB
(SOFR + 0.11%), 4.47%, 3/3/2025 (c)	10,000	10,000
(SOFR + 0.13%), 4.49%, 3/3/2025 (c)	10,000	10,002
(SOFR + 0.14%), 4.50%, 3/3/2025 (c)	5,000	5,000
FHLMC, 4.50%, 3/3/2025 (c)	8,000	8,000
FNMA, 4.50%, 3/3/2025 (c)	4,000	4,000
Total U.S. Government Agency Securities (Cost $98,443)		98,443
U.S. Treasury Obligations — 1.8%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.18%), 4.42%, 3/3/2025 (c)	17,000	16,989
(US Treasury 3 Month Bill Money Market Yield + 0.21%), 4.44%, 3/3/2025 (c)	8,000	8,000
Total U.S. Treasury Obligations (Cost $24,989)		24,989
Short Term Investments — 7.8%
U.S. Treasury Obligations — 7.8%
U.S. Treasury Bills
4.65%, 3/6/2025 (b)	4,000	3,998
4.38%, 3/18/2025 (b)	10,000	9,979
4.39%, 3/25/2025 (b)	10,000	9,971
4.32%, 4/1/2025 (b)	25,000	24,908
4.36%, 5/1/2025 (b)	10,000	9,927
4.35%, 5/22/2025 (b)	10,000	9,902
4.35%, 6/5/2025 (b)	10,000	9,885
4.28%, 6/17/2025 (b)	10,000	9,873
4.31%, 8/21/2025 (b)	10,000	9,797
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	35

JPMorgan Securities Lending Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
U.S. Treasury Obligations — continued
4.32%, 11/28/2025 (b)	4,000	3,873
4.21%, 2/19/2026 (b)	4,000	3,840
Total U.S. Treasury Obligations (Cost $105,953)		105,953
Total Short Term Investments (Cost $105,953)		105,953
Total Investments — 100.2% (Cost $1,357,882) *		1,357,882
Liabilities in Excess of Other Assets — (0.2)%		(2,782)
NET ASSETS — 100.0%		1,355,100

Percentages indicated are based on net assets.

Abbreviations
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
SOFR	Secured Overnight Financing Rate

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Agency Joint Trading Account I, II, III and Treasury
Joint Trading Account II - At February 28, 2025, the
Fund had proportionate interests in the Agency Joint
Trading Account I, II, III and Treasury Joint Trading
Account II with a maturity date of March 3, 2025, as
follows for JPMorgan Securities Lending Money
Market Fund (amounts in thousands):

	Principal Amount	Repurchase Price	Collateral Value Allocation
Agency Joint Trading Account I	$150,000	$150,055	$154,556
Agency Joint Trading Account II	128,497	128,544	131,067
Agency Joint Trading Account III	150,000	150,055	153,491
Treasury Joint Trading Account II	100,000	100,036	102,000

Repurchase Agreements - At February 28, 2025, the Principal Amounts of the
Fund's interests in the Agency Joint Trading Account I, II, III and Treasury Joint
Trading Account II were as follows (amounts in thousands):

Counterparty	Interest Rate	Securities Lending Money Market Fund
Agency Joint Trading Account I
TD Securities USA LLC	4.37%	$150,000
Agency Joint Trading Account II
BofA Securities, Inc.	4.37%	128,497
Agency Joint Trading Account III
BNP Paribas SA	4.37%	150,000
Treasury Joint Trading Account II
Credit Agricole Corporate and Investment Bank	4.36%	100,000

At February 28, 2025, the Agency Joint Trading Account I, II, III and Treasury Joint Trading Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Agency Joint Trading Account I
FHLMC	1.38%-4.90%	1/25/2026-10/25/2033
FNMA	5.00%	7/25/2051-4/25/2054
GNMA	1.50%-7.50%	3/20/2049-11/16/2065
Agency Joint Trading Account II
FHLMC	1.50%-7.50%	11/1/2026-2/1/2055
FNMA	1.50%-8.50%	7/1/2025-9/1/2061
GNMA	1.50%-7.75%	11/15/2025-1/20/2075
Agency Joint Trading Account III
FHLMC	1.22%-7.61%	7/1/2025-2/1/2055
FNMA	1.49%-7.54%	10/1/2028-1/1/2055
Treasury Joint Trading Account II
U.S. Treasury Securities	0.00%-4.88%	4/30/2025-2/15/2055

(b)	The rate shown is the effective yield as of February 28, 2025.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Money Market Funds	February 28, 2025

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 43.5%
Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 4.37%, dated 2/28/2025, due 3/3/2025, repurchase price $750,273. (a)	750,000	750,000
Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 4.37%, dated 2/28/2025, due 3/3/2025, repurchase price $3,363,458. (a)	3,362,234	3,362,234
Agency Joint Trading Account III, J.P. Morgan Investment Management Inc., as agent, 4.37%, dated 2/28/2025, due 3/3/2025, repurchase price $59,612. (a)	59,590	59,590
Bank of America NA, 4.37%, dated 2/28/2025, due 3/3/2025, repurchase price $1,200,437, collateralized by FHLMC, 3.00% - 4.00%, due 2/1/2042 - 8/1/2048, with a value of $1,224,000.	1,200,000	1,200,000
Bank of Montreal, 4.30%, dated 2/28/2025, due 3/3/2025, repurchase price $900,323, collateralized by U.S. Treasury Securities, 0.00%, due 5/15/2025 - 2/15/2055, with a value of $918,329.	900,000	900,000
Bank of Montreal, 4.35%, dated 2/28/2025, due 3/5/2025, repurchase price $1,400,846, collateralized by FHLMC, 0.00% - 6.00%, due 2/15/2028 - 3/25/2055, FNMA, 1.25% - 6.00%, due 10/25/2025 - 1/25/2055 and GNMA, 1.75% - 7.00%, due 7/16/2029 - 9/20/2070, with a value of $1,448,970.	1,400,000	1,400,000
BMO Capital Markets Corp., 4.37%, dated 2/28/2025, due 3/3/2025, repurchase price $750,273, collateralized by GNMA, 2.00% - 7.50%, due 3/20/2042 - 4/20/2072 and U.S. Treasury Securities, 1.25% - 3.50%, due 5/31/2028 - 2/15/2033, with a value of $772,755.	750,000	750,000
BNP Paribas SA, 4.37%, dated 2/28/2025, due 3/3/2025, repurchase price $850,310, collateralized by FHLMC, 0.00% - 7.00%, due 11/25/2026 - 3/1/2055, FNMA, 1.56% - 6.00%, due 12/1/2030 - 8/1/2054 and GNMA, 5.35% - 6.00%, due 5/20/2053 - 2/20/2055, with a value of $868,471.	850,000	850,000
BNP Paribas SA, 4.32%, dated 2/28/2025, due 3/7/2025, repurchase price $750,630, collateralized by U.S. Treasury Securities, 0.00% - 4.38%, due 7/31/2026 - 5/15/2053, with a value of $773,354.	750,000	750,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BNP Paribas SA, 4.32%, dated 2/28/2025, due 3/7/2025, repurchase price $2,001,680, collateralized by FFCB, 2.02% - 3.65%, due 11/17/2036 - 4/6/2045, FHLB, 0.92% - 1.02%, due 2/24/2027 - 2/26/2027, FHLMC, 0.00% - 7.38%, due 10/1/2029 - 3/1/2055, FNMA, 0.00% - 7.58%, due 12/10/2029 - 2/1/2055 and GNMA, 3.00% - 7.50%, due 10/15/2039 - 2/20/2055, with a value of $2,061,777.	2,000,000	2,000,000
BNP Paribas SA, 4.46%, dated 2/28/2025, due 3/7/2025, repurchase price $1,501,301, collateralized by U.S. Treasury Securities, 0.00% - 5.38%, due 3/31/2025 - 8/15/2053, with a value of $1,598,028.	1,500,000	1,500,000
BNP Paribas SA, 4.46%, dated 2/28/2025, due 3/7/2025, repurchase price $1,501,301, collateralized by U.S. Treasury Securities, 0.00% - 4.88%, due 7/24/2025 - 8/15/2054, with a value of $1,597,840.	1,500,000	1,500,000
BofA Securities, Inc., 4.28%, dated 2/28/2025, due 3/3/2025, repurchase price $200,071, collateralized by U.S. Treasury Securities, 1.63% - 4.88%, due 5/31/2025 - 8/15/2041, with a value of $204,000.	200,000	200,000
BofA Securities, Inc., 4.39%, dated 2/28/2025, due 3/7/2025, repurchase price $300,256, collateralized by FHLMC, 1.50% - 8.10%, due 7/15/2027 - 1/25/2055, FNMA, 1.50% - 5.50%, due 2/25/2041 - 2/25/2055 and GNMA, 4.00% - 6.66%, due 9/16/2041 - 3/16/2066, with a value of $309,000.	300,000	300,000
BofA Securities, Inc., 4.39%, dated 2/28/2025, due 3/7/2025, repurchase price $500,427, collateralized by FHLMC, 3.50% - 6.00%, due 7/15/2033 - 1/25/2055, FNMA, 1.75% - 3.25%, due 1/25/2046 - 3/25/2053 and GNMA, 2.10% - 6.00%, due 8/16/2039 - 12/20/2073, with a value of $515,000.	500,000	500,000
BofA Securities, Inc., 4.39%, dated 2/28/2025, due 3/7/2025, repurchase price $1,501,280, collateralized by FHLMC, 0.13% - 5.50%, due 11/15/2035 - 3/25/2055, FNMA, 1.50% - 6.10%, due 6/25/2042 - 3/25/2055 and GNMA, 2.40% - 7.50%, due 10/20/2033 - 8/20/2061, with a value of $1,545,000.	1,500,000	1,500,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	37

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Citigroup Global Markets Holdings, Inc., 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $125,045, collateralized by U.S. Treasury Securities, 0.38% - 4.13%, due 9/30/2027 - 2/28/2029, with a value of $127,500.	125,000	125,000
Citigroup Global Markets Holdings, Inc., 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $150,055, collateralized by U.S. Treasury Securities, 1.13% - 4.38%, due 2/28/2029 - 11/15/2041, with a value of $153,000.	150,000	150,000
Citigroup Global Markets Holdings, Inc., 4.37%, dated 2/28/2025, due 3/3/2025, repurchase price $1,500,546, collateralized by FFCB, 3.38% - 4.75%, due 3/7/2025 - 12/18/2026, FHLB, 4.47% - 4.49%, due 5/2/2025 - 1/6/2027, FHLMC, 0.00% - 5.50%, due 12/11/2025 - 12/25/2054, FNMA, 0.50% - 7.00%, due 4/22/2025 - 10/25/2051, GNMA, 1.40% - 6.87%, due 1/16/2035 - 3/20/2072 and U.S. Treasury Securities, 0.00%, due 5/15/2025 - 11/15/2054, with a value of $1,530,633.	1,500,000	1,500,000
Citigroup Global Markets Holdings, Inc., 4.37%, dated 2/28/2025, due 3/7/2025, repurchase price $1,501,275, collateralized by GNMA, 1.00% - 8.00%, due 6/16/2031 - 9/20/2074 and U.S. Treasury Securities, 0.63%, due 12/31/2027, with a value of $1,544,085.	1,500,000	1,500,000
Citigroup Global Markets Holdings, Inc., 4.40%, dated 2/28/2025, due 4/3/2025, repurchase price $2,008,311, collateralized by FHLMC, 2.32% - 14.25%, due 5/25/2025 - 11/26/2057, FNMA, 1.25% - 19.12%, due 2/25/2026 - 3/25/2055 and GNMA, 4.50% - 5.55%, due 4/20/2054 - 2/20/2055, with a value of $2,050,316.	2,000,000	2,000,000
Citigroup Global Markets Holdings, Inc., 4.36%, dated 2/28/2025, due 4/14/2025, repurchase price $1,005,450, collateralized by FHLMC, 3.64% - 7.50%, due 8/1/2054 and FNMA, 3.55% - 7.50%, due 8/1/2054, with a value of $1,020,001.	1,000,000	1,000,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Citigroup Global Markets Holdings, Inc., 4.50%, dated 2/28/2025, due 5/1/2025, repurchase price $3,527,125, collateralized by FHLMC, 2.00% - 8.00%, due 8/1/2053 - 4/1/2054, FNMA, 2.00% - 8.00%, due 8/1/2053 - 4/1/2054 and U.S. Treasury Securities, 3.50%, due 1/31/2028, with a value of $3,570,000.	3,500,000	3,500,000
Citigroup Global Markets Holdings, Inc., 4.38%, dated 2/28/2025, due 5/12/2025, repurchase price $3,531,086, collateralized by FHLMC, 4.00% - 8.00%, due 4/1/2054 - 8/1/2054 and FNMA, 4.00% - 7.50%, due 3/1/2054 - 8/1/2054, with a value of $3,570,001.	3,500,000	3,500,000
Credit Agricole Corporate and Investment Bank, 4.37%, dated 2/28/2025, due 3/3/2025, repurchase price $100,036, collateralized by U.S. Treasury Securities, 2.88%, due 5/15/2028, with a value of $102,000.	100,000	100,000
Credit Agricole Corporate and Investment Bank, 4.32%, dated 2/28/2025, due 3/7/2025, repurchase price $750,630, collateralized by U.S. Treasury Securities, 2.75% - 4.63%, due 5/15/2043 - 5/15/2053, with a value of $765,000.	750,000	750,000
Daiwa Capital Markets America, Inc., 4.37%, dated 2/28/2025, due 3/3/2025, repurchase price $3,001,093, collateralized by FFCB, 4.25% - 5.42%, due 2/27/2026 - 8/12/2033, FHLB, 4.38%, due 3/8/2030, FHLMC, 1.50% - 7.83%, due 8/1/2037 - 2/1/2055, FNMA, 2.00% - 7.50%, due 9/1/2027 - 2/1/2055, GNMA, 1.50% - 7.50%, due 6/20/2035 - 2/20/2055 and U.S. Treasury Securities, 0.00% - 5.00%, due 6/3/2025 - 2/15/2055, with a value of $3,066,196.	3,000,000	3,000,000
Deutsche Bank Securities, Inc., 4.32%, dated 2/28/2025, due 3/3/2025, repurchase price $1,000,360, collateralized by U.S. Treasury Securities, 0.13% - 6.88%, due 4/15/2025 - 2/15/2055, with a value of $1,020,000.	1,000,000	1,000,000
Deutsche Bank Securities, Inc., 4.32%, dated 2/28/2025, due 3/3/2025, repurchase price $1,000,360, collateralized by U.S. Treasury Securities, 3.50% - 4.88%, due 12/31/2026 - 6/30/2030, with a value of $1,020,000.	1,000,000	1,000,000
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Deutsche Bank Securities, Inc., 4.37%, dated 2/28/2025, due 3/3/2025, repurchase price $465,169, collateralized by U.S. Treasury Securities, 2.75% - 4.63%, due 11/15/2026 - 5/31/2029, with a value of $474,300.	465,000	465,000
Deutsche Bank Securities, Inc., 4.32%, dated 2/28/2025, due 3/4/2025, repurchase price $2,301,104, collateralized by U.S. Treasury Securities, 0.00% - 4.38%, due 3/4/2025 - 11/15/2054, with a value of $2,346,000.	2,300,000	2,300,000
Deutsche Bank Securities, Inc., 4.34%, dated 2/28/2025, due 3/6/2025, repurchase price $1,501,085, collateralized by U.S. Treasury Securities, 0.13% - 2.38%, due 7/15/2025 - 1/15/2035, with a value of $1,530,000.	1,500,000	1,500,000
Deutsche Bank Securities, Inc., 4.37%, dated 2/28/2025, due 3/7/2025, repurchase price $2,502,124, collateralized by GNMA, 1.25% - 4.00%, due 2/16/2048 - 1/16/2054 and U.S. Treasury Securities, 0.00% - 6.63%, due 4/8/2025 - 5/15/2054, with a value of $2,550,001.	2,500,000	2,500,000
Federal Reserve Bank of New York, 4.25%, dated 2/28/2025, due 3/3/2025, repurchase price $15,005,312, collateralized by U.S. Treasury Securities, 1.13% - 4.50%, due 5/15/2025 - 5/15/2041, with a value of $15,005,313.	15,000,000	15,000,000
Fixed Income Clearing Corp., 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $1,000,363, collateralized by U.S. Treasury Securities, 3.75% - 4.00%, due 2/29/2028 - 12/31/2030, with a value of $1,020,000.	1,000,000	1,000,000
Fixed Income Clearing Corp., 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $1,450,527, collateralized by U.S. Treasury Securities, 1.88% - 4.38%, due 2/15/2041 - 5/15/2041, with a value of $1,479,000.	1,450,000	1,450,000
Goldman Sachs & Co. LLC, 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $3,501,272, collateralized by U.S. Treasury Securities, 0.00% - 4.25%, due 5/15/2025 - 8/15/2054, with a value of $3,570,000.	3,500,000	3,500,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Goldman Sachs & Co. LLC, 4.37%, dated 2/28/2025, due 3/3/2025, repurchase price $4,501,639, collateralized by FHLMC, 1.50% - 7.50%, due 8/1/2029 - 1/1/2055, FNMA, 1.50% - 7.00%, due 3/1/2029 - 1/1/2059 and GNMA, 2.48% - 6.50%, due 10/20/2026 - 3/16/2065, with a value of $4,591,030.	4,500,000	4,500,000
Goldman Sachs & Co. LLC, 4.33%, dated 2/28/2025, due 3/4/2025, repurchase price $2,000,962, collateralized by FHLMC, 2.00% - 7.50%, due 5/15/2027 - 9/1/2054, FNMA, 1.50% - 6.50%, due 10/25/2028 - 10/1/2054, GNMA, 2.50% - 6.50%, due 3/15/2026 - 4/15/2059 and U.S. Treasury Securities, 0.00%, due 5/15/2025 - 11/15/2053, with a value of $2,040,000.	2,000,000	2,000,000
Goldman Sachs & Co. LLC, 4.33%, dated 2/28/2025, due 3/5/2025, repurchase price $3,001,804, collateralized by U.S. Treasury Securities, 0.00% - 4.88%, due 4/15/2025 - 8/15/2054, with a value of $3,060,000.	3,000,000	3,000,000
Goldman Sachs & Co. LLC, 4.35%, dated 2/28/2025, due 3/6/2025, repurchase price $1,000,725, collateralized by U.S. Treasury Securities, 0.00% - 4.50%, due 3/31/2028 - 5/15/2043, with a value of $1,020,000.	1,000,000	1,000,000
Goldman Sachs & Co. LLC, 4.35%, dated 2/28/2025, due 3/7/2025, repurchase price $3,753,172, collateralized by U.S. Treasury Securities, 0.00% - 4.50%, due 8/15/2026 - 11/15/2051, with a value of $3,825,000.	3,750,000	3,750,000
Goldman Sachs & Co. LLC, 4.36%, dated 2/28/2025, due 3/7/2025, repurchase price $6,005,087, collateralized by FHLMC, 1.50% - 7.00%, due 3/1/2027 - 3/1/2055, FNMA, 1.50% - 7.00%, due 7/1/2028 - 9/1/2057 and GNMA, 1.50% - 6.50%, due 1/15/2026 - 2/16/2065, with a value of $6,124,761.	6,000,000	6,000,000
Goldman Sachs & Co. LLC, 4.39%, dated 2/28/2025, due 3/7/2025, repurchase price $500,427, collateralized by U.S. Treasury Securities, 0.63% - 4.13%, due 11/30/2029 - 5/15/2030, with a value of $510,000.	500,000	500,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	39

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Goldman Sachs & Co. LLC, 4.40%, dated 2/28/2025, due 3/7/2025, repurchase price $2,752,353, collateralized by U.S. Treasury Securities, 2.75% - 4.38%, due 4/30/2027 - 8/15/2052, with a value of $2,805,000.	2,750,000	2,750,000
Goldman Sachs & Co. LLC, 4.52%, dated 2/28/2025, due 4/30/2025, repurchase price $1,511,488, collateralized by FHLMC, 1.20% - 10.57%, due 9/1/2025 - 3/25/2055, FNMA, 1.00% - 7.50%, due 6/1/2025 - 6/25/2057 and GNMA, 1.00% - 6.50%, due 8/20/2035 - 2/16/2064, with a value of $1,545,000.	1,500,000	1,500,000
HSBC Securities USA, Inc., 4.37%, dated 2/28/2025, due 3/3/2025, repurchase price $475,173, collateralized by FHLMC, 2.50% - 7.00%, due 8/1/2030 - 9/1/2054 and FNMA, 2.00% - 7.00%, due 11/1/2041 - 10/1/2054, with a value of $484,676.	475,000	475,000
ING Financial Markets LLC, 4.37%, dated 2/28/2025, due 3/3/2025, repurchase price $300,109, collateralized by FHLMC, 4.50% - 5.00%, due 8/1/2052 - 2/1/2054 and FNMA, 4.50% - 5.00%, due 8/1/2052 - 6/1/2053, with a value of $306,111.	300,000	300,000
Metropolitan Life Insurance Co., 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $1,000,363, collateralized by U.S. Treasury Securities, 0.00% - 3.50%, due 1/31/2028 - 8/15/2051, with a value of $1,020,124.	1,000,000	1,000,000
Mitsubishi UFJ Trust & Banking Corp., 4.33%, dated 2/28/2025, due 3/4/2025, repurchase price $500,241, collateralized by GNMA, 3.00% - 6.00%, due 8/15/2038 - 9/20/2054, with a value of $510,245.	500,000	500,000
Natixis SA, 4.32%, dated 2/28/2025, due 3/7/2025, repurchase price $2,001,680, collateralized by FFCB, 1.95%, due 8/13/2040, FHLB, 4.08%, due 5/25/2033, FHLMC, 2.00% - 7.00%, due 10/1/2027 - 2/1/2055, FNMA, 2.00% - 6.00%, due 2/25/2027 - 2/1/2055, GNMA, 2.00% - 7.50%, due 12/20/2042 - 9/20/2054, Tennessee Valley Authority, 0.00%, due 1/15/2038 - 9/15/2065 and U.S. Treasury Securities, 0.00% - 6.25%, due 3/13/2025 - 2/15/2055, with a value of $2,052,584.	2,000,000	2,000,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Natixis SA, 4.32%, dated 2/28/2025, due 3/7/2025, repurchase price $2,502,100, collateralized by FFCB, 1.73% - 2.82%, due 9/10/2035 - 1/24/2042, FHLB, 2.84% - 4.15%, due 5/25/2033 - 1/27/2042, FHLMC, 2.00% - 7.00%, due 2/15/2032 - 2/1/2055, FNMA, 1.50% - 7.50%, due 2/25/2027 - 3/25/2055, GNMA, 2.50% - 7.50%, due 11/20/2033 - 8/20/2054, Tennessee Valley Authority, 0.00%, due 1/15/2038 - 4/1/2056 and U.S. Treasury Securities, 0.00% - 5.25%, due 3/20/2025 - 2/15/2055, with a value of $2,566,793.	2,500,000	2,500,000
Norinchukin Bank (The), 4.33%, dated 2/28/2025, due 3/5/2025, repurchase price $1,000,601, collateralized by U.S. Treasury Securities, 0.00% - 4.63%, due 5/31/2031 - 2/15/2044, with a value of $1,020,000.	1,000,000	1,000,000
RBC Capital Markets LLC, 4.37%, dated 2/28/2025, due 3/7/2025, repurchase price $3,603,059, collateralized by FFCB, 4.32% - 5.87%, due 2/27/2026 - 2/24/2045, FHLB, 1.02% - 6.00%, due 4/7/2026 - 2/28/2045, FHLMC, 0.75% - 6.50%, due 9/25/2025 - 11/25/2052, FNMA, 1.00% - 6.90%, due 1/25/2026 - 2/25/2055, GNMA, 0.00% - 7.50%, due 7/20/2034 - 2/20/2075 and Tennessee Valley Authority, 2.88% - 7.13%, due 2/1/2027 - 4/1/2036, with a value of $3,707,468.	3,600,000	3,600,000
Royal Bank of Canada, 4.32%, dated 2/28/2025, due 3/7/2025, repurchase price $2,001,680, collateralized by FHLMC, 2.00% - 7.50%, due 11/1/2033 - 1/25/2055 and FNMA, 1.50% - 7.50%, due 2/25/2027 - 7/1/2056, with a value of $2,054,855.	2,000,000	2,000,000
Societe Generale SA, 4.32%, dated 2/28/2025, due 3/4/2025, repurchase price $500,240, collateralized by U.S. Treasury Securities, 4.00%, due 2/28/2030, with a value of $510,000.	500,000	500,000
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Societe Generale SA, 4.34%, dated 2/28/2025, due 3/5/2025, repurchase price $1,250,753, collateralized by FFCB, 4.88%, due 7/22/2025 - 7/28/2025, FHLB, 0.38% - 3.00%, due 9/4/2025 - 3/12/2027, FHLMC, 0.00%, due 12/11/2025, FNMA, 0.50% - 6.00%, due 6/17/2025 - 1/1/2055 and GNMA, 5.00% - 6.00%, due 5/20/2053 - 10/20/2054, with a value of $1,275,000.	1,250,000	1,250,000
Societe Generale SA, 4.34%, dated 2/28/2025, due 3/6/2025, repurchase price $750,543, collateralized by U.S. Treasury Securities, 3.75% - 4.63%, due 9/30/2028 - 12/31/2030, with a value of $765,000.	750,000	750,000
Societe Generale SA, 4.36%, dated 2/28/2025, due 3/7/2025, repurchase price $1,000,848, collateralized by FHLMC, 2.50% - 7.00%, due 6/1/2029 - 2/1/2055, FNMA, 2.00% - 7.00%, due 11/1/2026 - 6/1/2062, GNMA, 2.50% - 8.00%, due 1/20/2026 - 2/20/2055 and U.S. Treasury Securities, 0.00% - 3.25%, due 4/22/2025 - 5/15/2042, with a value of $1,020,026.	1,000,000	1,000,000
Sumitomo Mitsui Banking Corp., 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $1,650,600, collateralized by U.S. Treasury Securities, 0.38% - 5.00%, due 4/30/2025 - 2/15/2042, with a value of $1,683,612.	1,650,000	1,650,000
TD Securities USA LLC, 4.35%, dated 2/28/2025, due 3/6/2025, repurchase price $900,653, collateralized by U.S. Treasury Securities, 3.75% - 4.75%, due 8/15/2041 - 2/15/2055, with a value of $918,777.	900,000	900,000
The Northwestern Mutual Life Insurance Co., 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $1,500,545, collateralized by FHLMC, 2.00% - 6.00%, due 9/1/2042 - 9/1/2053 and FNMA, 0.00% - 5.50%, due 12/1/2039 - 3/1/2053, with a value of $1,530,185.	1,500,000	1,500,000
Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $2,960,661. (a)	2,959,586	2,959,586
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

UBS Securities LLC, 4.38%, dated 2/28/2025, due 3/3/2025, repurchase price $200,073, collateralized by U.S. Treasury Securities, 0.00% - 4.25%, due 3/11/2025 - 2/15/2054, with a value of $204,000.	200,000	200,000
UBS Securities LLC, 4.36%, dated 2/28/2025, due 3/6/2025, repurchase price $200,145, collateralized by FHLMC, 2.00% - 8.50%, due 4/1/2025 - 10/1/2053, FNMA, 2.00% - 9.00%, due 4/1/2025 - 12/1/2052, GNMA, 2.50% - 9.00%, due 3/15/2025 - 1/20/2055 and U.S. Treasury Securities, 0.00% - 4.13%, due 3/11/2025 - 1/15/2035, with a value of $204,000.	200,000	200,000
Wells Fargo Bank NA, 4.37%, dated 2/28/2025, due 3/3/2025, repurchase price $2,000,728, collateralized by FHLMC, 3.00% - 5.50%, due 9/1/2049 - 11/1/2054, FNMA, 5.00% - 6.00%, due 7/1/2052 - 10/1/2054 and GNMA, 3.50% - 6.00%, due 7/20/2050 - 2/20/2055, with a value of $2,042,322.	2,000,000	2,000,000
Wells Fargo Bank NA, 4.37%, dated 2/28/2025, due 3/3/2025, repurchase price $9,003,278, collateralized by FHLMC, 3.00% - 6.50%, due 9/1/2049 - 12/1/2054, FNMA, 2.00% - 6.50%, due 11/1/2034 - 2/1/2055 and GNMA, 2.00% - 6.50%, due 3/20/2047 - 12/20/2054, with a value of $9,187,588.	9,000,000	9,000,000
Wells Fargo Bank NA, 4.36%, dated 2/28/2025, due 3/6/2025, repurchase price $1,000,727, collateralized by FHLMC, 3.00% - 6.00%, due 1/2/2050 - 9/1/2053 and FNMA, 3.50% - 5.50%, due 1/1/2048 - 11/1/2054, with a value of $1,020,865.	1,000,000	1,000,000
Wells Fargo Securities LLC, 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $400,145, collateralized by U.S. Treasury Securities, 0.63% - 4.50%, due 8/15/2025 - 2/15/2033, with a value of $408,148.	400,000	400,000
Wells Fargo Securities LLC, 4.33%, dated 2/28/2025, due 3/4/2025, repurchase price $1,000,481, collateralized by FNMA, 1.50% - 6.50%, due 8/1/2026 - 6/1/2056, with a value of $1,020,859.	1,000,000	1,000,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	41

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Wells Fargo Securities LLC, 4.37%, dated 2/28/2025, due 3/7/2025, repurchase price $2,502,124, collateralized by FNMA, 1.50% - 8.00%, due 10/1/2025 - 1/1/2059 and GNMA, 4.00%, due 9/20/2054, with a value of $2,552,167.	2,500,000	2,500,000
Wells Fargo Securities LLC, 4.35%, dated 2/28/2025, due 4/28/2025, repurchase price $2,014,258, collateralized by FNMA, 1.50% - 7.50%, due 2/1/2026 - 3/1/2055, with a value of $2,062,185.	2,000,000	2,000,000
Wells Fargo Securities LLC, 4.39%, dated 2/28/2025, due 5/21/2025, repurchase price $1,009,999, collateralized by FNMA, 1.50% - 7.50%, due 5/1/2025 - 1/1/2059, with a value of $1,031,070.	1,000,000	1,000,000
Total Repurchase Agreements (Cost $132,546,410)		132,546,410
U.S. Government Agency Securities — 18.8%
FFCB Funding Corp.
(SOFR + 0.08%), 4.44%, 3/3/2025 (b)	365,000	365,000
(US Treasury 3 Month Bill Money Market Yield + 0.21%), 4.45%, 3/3/2025 (b)	75,000	75,000
(SOFR + 0.09%), 4.45%, 3/3/2025 (b)	80,000	80,000
(SOFR + 0.10%), 4.46%, 3/3/2025 (b)	125,000	125,000
(SOFR + 0.13%), 4.49%, 3/3/2025 (b)	110,000	110,000
(SOFR + 0.14%), 4.50%, 3/3/2025 (b)	297,000	296,996
(SOFR + 0.14%), 4.50%, 3/3/2025 (b)	275,000	275,000
(SOFR + 0.14%), 4.50%, 3/3/2025 (b)	75,000	75,000
(SOFR + 0.14%), 4.50%, 3/3/2025 (b)	275,000	275,000
(SOFR + 0.15%), 4.51%, 3/3/2025 (b)	224,000	223,996
(SOFR + 0.15%), 4.51%, 3/3/2025 (b)	185,000	185,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (b)	625,000	625,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (b)	600,000	600,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (b)	155,000	155,000
(SOFR + 0.17%), 4.52%, 3/3/2025 (b)	500,000	500,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (b)	135,000	135,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (b)	140,000	140,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (b)	140,000	140,000
(SOFR + 0.17%), 4.53%, 3/3/2025 (b)	450,000	450,000
(SOFR + 0.17%), 4.53%, 3/3/2025 (b)	195,000	195,000
(SOFR + 0.19%), 4.55%, 3/3/2025 (b)	475,000	474,997
FHLB
DN, 4.14%, 3/3/2025 (c)	49,317	49,306
(SOFR + (0.01)%), 4.35%, 3/3/2025 (b)	975,000	975,000
4.36%, 3/3/2025 (d)	75,000	75,000
(SOFR + 0.01%), 4.37%, 3/3/2025 (b)	1,000,000	1,000,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

(SOFR + 0.03%), 4.39%, 3/3/2025 (b)	950,000	950,000
(SOFR + 0.03%), 4.39%, 3/3/2025 (b)	1,000,000	1,000,000
(SOFR + 0.03%), 4.39%, 3/3/2025 (b)	775,000	775,000
(SOFR + 0.03%), 4.39%, 3/3/2025 (b)	150,000	150,000
(SOFR + 0.03%), 4.39%, 3/3/2025 (b)	690,000	690,000
(SOFR + 0.03%), 4.39%, 3/3/2025 (b)	900,000	900,000
(SOFR + 0.04%), 4.39%, 3/3/2025 (b)	150,000	150,000
(SOFR + 0.04%), 4.39%, 3/3/2025 (b)	690,000	690,000
(SOFR + 0.04%), 4.39%, 3/3/2025 (b)	900,000	900,000
(SOFR + 0.03%), 4.39%, 3/3/2025 (b)	950,000	950,000
(SOFR + 0.04%), 4.40%, 3/3/2025 (b)	250,000	250,000
(SOFR + 0.04%), 4.40%, 3/3/2025 (b)	950,000	950,000
(SOFR + 0.09%), 4.45%, 3/3/2025 (b)	500,000	500,000
(SOFR + 0.14%), 4.50%, 3/3/2025 (b)	1,495,000	1,495,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (b)	250,000	250,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (b)	1,000,000	1,000,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (b)	325,000	325,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (b)	1,350,000	1,350,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (b)	1,000,000	1,000,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (b)	1,225,000	1,225,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (b)	250,000	250,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (b)	925,000	925,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (b)	950,000	950,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (b)	1,000,000	1,000,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (b)	125,000	125,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (b)	700,000	700,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (b)	225,000	225,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (b)	175,000	175,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (b)	500,000	500,000
(SOFR + 0.19%), 4.55%, 3/3/2025 (b)	1,000,000	1,000,000
(SOFR + 0.19%), 4.55%, 3/3/2025 (b)	1,400,000	1,400,000
(SOFR + 0.19%), 4.55%, 3/3/2025 (b)	2,000,000	2,000,000
(SOFR + 0.19%), 4.55%, 3/3/2025 (b)	1,000,000	1,000,000
DN, 4.85%, 3/5/2025 (c)	1,650,000	1,649,111
(SOFR + (0.01)%), 0.00%, 3/5/2025 (b)	800,000	800,000
(SOFR + (0.01)%), 0.00%, 3/7/2025 (b)	750,000	750,000
DN, 4.34%, 4/14/2025 (c)	1,295,000	1,288,162
DN, 4.34%, 4/15/2025 (c)	100,000	99,460
DN, 4.35%, 5/1/2025 (c)	2,695,000	2,675,296
DN, 4.35%, 5/2/2025 (c)	1,945,000	1,930,546
DN, 5.00%, 5/16/2025 (c)	1,213,000	1,200,324
5.20%, 7/25/2025	1,189,000	1,189,000
4.39%, 1/30/2026	990,000	990,000
4.37%, 2/6/2026	1,000,000	1,000,000
4.37%, 2/6/2026	900,000	900,000
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — continued
4.37%, 2/6/2026	800,000	800,000
4.44%, 2/9/2026	1,465,000	1,465,000
4.40%, 3/13/2026	1,845,000	1,845,000
4.40%, 3/17/2026	1,000,000	1,000,000
FHLMC
(SOFR + 0.11%), 4.47%, 3/3/2025 (b)	790,000	790,000
(SOFR + 0.14%), 4.50%, 3/3/2025 (b)	1,500,000	1,500,000
FNMA
(SOFR + 0.14%), 4.50%, 3/3/2025 (b)	1,206,000	1,206,000
(SOFR + 0.14%), 4.50%, 3/3/2025 (b)	362,000	362,000
(SOFR + 0.14%), 4.50%, 3/3/2025 (b)	275,000	275,000
Total U.S. Government Agency Securities (Cost $57,065,194)		57,065,194
U.S. Treasury Obligations — 6.3%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.15%), 4.39%, 3/3/2025 (b)	4,506,280	4,506,191
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 4.41%, 3/3/2025 (b)	1,500,000	1,500,077
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 4.41%, 3/3/2025 (b)	440,000	439,969
(US Treasury 3 Month Bill Money Market Yield + 0.18%), 4.42%, 3/3/2025 (b)	5,575,300	5,573,038
U.S. Treasury Notes
0.50%, 3/31/2025	658,163	655,735
3.88%, 3/31/2025	350,294	349,962
0.25%, 9/30/2025	300,000	293,045
5.00%, 9/30/2025	1,300,000	1,304,945
2.25%, 11/15/2025	600,000	591,442
4.50%, 11/15/2025	100,000	100,032
0.38%, 11/30/2025	520,000	505,098
2.88%, 11/30/2025	632,456	625,763
4.88%, 11/30/2025	365,000	366,521
4.25%, 12/31/2025	1,050,000	1,049,702
0.50%, 2/28/2026	500,000	481,788
4.63%, 2/28/2026	745,000	747,573
Total U.S. Treasury Obligations (Cost $19,090,881)		19,090,881
Short Term Investments — 29.7%
U.S. Treasury Obligations — 29.7%
U.S. Treasury Bills
4.40%, 3/6/2025 (c)	5,412,500	5,409,196
4.27%, 3/13/2025 (c)	639,000	638,093
4.38%, 3/18/2025 (c)	5,470,000	5,458,712
4.26%, 3/20/2025 (c)	3,145,000	3,137,946
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — continued
4.35%, 3/25/2025 (c)	8,411,000	8,386,695
4.37%, 4/1/2025 (c)	7,463,040	7,435,064
4.32%, 4/10/2025 (c)	77,220	76,851
4.26%, 4/15/2025 (c)	4,335,000	4,312,024
4.55%, 4/17/2025 (c)	2,871,520	2,854,563
4.25%, 4/22/2025 (c)	4,053,160	4,028,452
4.24%, 4/24/2025 (c)	3,128,080	3,108,303
4.26%, 4/29/2025 (c)	5,832,000	5,791,570
4.36%, 5/1/2025 (c)	2,596,500	2,577,472
4.97%, 5/15/2025 (c)	2,451,000	2,425,826
4.25%, 5/20/2025 (c)	2,264,520	2,243,334
4.35%, 5/22/2025 (c)	2,577,500	2,552,196
4.24%, 6/3/2025 (c)	3,067,000	3,033,445
4.35%, 6/5/2025 (c)	4,260,500	4,211,589
4.47%, 6/12/2025 (c)	4,136,000	4,083,744
4.28%, 6/17/2025 (c)	3,269,950	3,228,454
4.27%, 6/24/2025 (c)	1,493,000	1,472,897
4.19%, 7/3/2025 (c)	1,469,500	1,448,570
4.85%, 7/10/2025 (c)	1,299,000	1,276,429
4.25%, 7/17/2025 (c)	1,478,500	1,454,810
4.24%, 7/24/2025 (c)	1,498,500	1,473,362
4.23%, 8/7/2025 (c)	3,085,000	3,028,386
4.27%, 8/14/2025 (c)	1,468,500	1,440,162
4.31%, 8/21/2025 (c)	1,488,500	1,458,314
4.27%, 8/28/2025 (c)	1,113,070	1,089,807
4.13%, 10/2/2025 (c)	653,400	637,658
4.32%, 11/28/2025 (c)	700,000	677,840
Total U.S. Treasury Obligations (Cost $90,451,764)		90,451,764
Total Short Term Investments (Cost $90,451,764)		90,451,764
Total Investments — 98.3% (Cost $299,154,249) *		299,154,249
Other Assets in Excess of Liabilities — 1.7%		5,322,382
NET ASSETS — 100.0%		304,476,631

Percentages indicated are based on net assets.

Abbreviations
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	43

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
SOFR	Secured Overnight Financing Rate

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Agency Joint Trading Account I, II, III and Treasury
Joint Trading Account I - At February 28, 2025, the
Fund had proportionate interests in the Agency Joint
Trading Account I, II, III and Treasury Joint Trading
Account I with a maturity date of March 3, 2025, as
follows for JPMorgan U.S. Government Money Market
Fund (amounts in thousands):

	Principal Amount	Repurchase Price	Collateral Value Allocation
Agency Joint Trading Account I	$750,000	$750,273	$772,781
Agency Joint Trading Account II	3,362,234	3,363,458	3,429,479
Agency Joint Trading Account III	59,590	59,612	60,977
Treasury Joint Trading Account I	2,959,586	2,960,661	3,019,840

Repurchase Agreements - At February 28, 2025, the Principal Amounts of the
Fund's interests in the Agency Joint Trading Account I, II, III and Treasury Joint
Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Government Money Market Fund
Agency Joint Trading Account I
TD Securities USA LLC	4.37%	$750,000
Agency Joint Trading Account II
BofA Securities, Inc.	4.37%	3,362,234
Agency Joint Trading Account III
BNP Paribas SA	4.37%	59,590
Treasury Joint Trading Account I
BNP Paribas SA	4.36%	2,132,372
Citibank NA	4.36%	91,913
Wells Fargo Securities LLC	4.36%	735,301
Total		2,959,586

At February 28, 2025, the Agency Joint Trading Account I, II, III and Treasury Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Agency Joint Trading Account I
FHLMC	1.38%-4.90%	1/25/2026-10/25/2033
FNMA	5.00%	7/25/2051-4/25/2054
GNMA	1.50%-7.50%	3/20/2049-11/16/2065
Agency Joint Trading Account II
FHLMC	1.50%-7.50%	11/1/2026-2/1/2055
FNMA	1.50%-8.50%	7/1/2025-9/1/2061
GNMA	1.50%-7.75%	11/15/2025-1/20/2075
Agency Joint Trading Account III
FHLMC	1.22%-7.61%	7/1/2025-2/1/2055
FNMA	1.49%-7.54%	10/1/2028-1/1/2055
Treasury Joint Trading Account I
U.S. Treasury Securities	0.00%-6.63%	3/15/2025-2/15/2055

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2025.
(c)	The rate shown is the effective yield as of February 28, 2025.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2025.

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Money Market Funds	February 28, 2025

JPMorgan U.S. Treasury Plus Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 46.0%
BNP Paribas SA, 4.32%, dated 2/28/2025, due 3/7/2025, repurchase price $250,210, collateralized by U.S. Treasury Securities, 0.00% - 4.38%, due 1/31/2027 - 2/15/2053, with a value of $257,785.	250,000	250,000
BNP Paribas SA, 4.38%, dated 2/28/2025, due 3/7/2025, repurchase price $500,426, collateralized by U.S. Treasury Securities, 0.00% - 4.50%, due 12/31/2025 - 5/15/2053, with a value of $515,516.	500,000	500,000
BNP Paribas SA, 4.46%, dated 2/28/2025, due 3/7/2025, repurchase price $1,000,867, collateralized by U.S. Treasury Securities, 0.00% - 4.44%, due 10/31/2026 - 5/15/2050, with a value of $1,065,352.	1,000,000	1,000,000
BofA Securities, Inc., 4.34%, dated 2/28/2025, due 3/3/2025, repurchase price $250,090, collateralized by U.S. Treasury Securities, 0.63%, due 1/15/2026, with a value of $255,000.	250,000	250,000
BofA Securities, Inc., 4.38%, dated 2/28/2025, due 3/7/2025, repurchase price $500,426, collateralized by U.S. Treasury Securities, 4.38%, due 5/15/2040, with a value of $510,000.	500,000	500,000
BofA Securities, Inc., 4.38%, dated 2/28/2025, due 3/7/2025, repurchase price $750,639, collateralized by U.S. Treasury Securities, 1.13% - 4.75%, due 2/28/2027 - 2/15/2041, with a value of $765,000.	750,000	750,000
Citigroup Global Markets Holdings, Inc., 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $3,001,090, collateralized by U.S. Treasury Securities, 1.25% - 4.63%, due 6/30/2027 - 11/15/2054, with a value of $3,060,000.	3,000,000	3,000,000
Citigroup Global Markets Holdings, Inc., 4.35%, dated 2/28/2025, due 4/14/2025, repurchase price $201,088, collateralized by U.S. Treasury Securities, 0.00% - 1.88%, due 7/3/2025 - 2/28/2029, with a value of $204,000.	200,000	200,000
Citigroup Global Markets Holdings, Inc., 4.36%, dated 2/28/2025, due 5/12/2025, repurchase price $201,768, collateralized by U.S. Treasury Securities, 0.00% - 1.88%, due 3/20/2025 - 2/28/2029, with a value of $204,000.	200,000	200,000
Citigroup Global Markets Holdings, Inc., 4.36%, dated 2/28/2025, due 5/12/2025, repurchase price $504,421, collateralized by U.S. Treasury Securities, 0.00% - 1.88%, due 3/25/2025 - 2/28/2029, with a value of $510,000.	500,000	500,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Citigroup Global Markets Holdings, Inc., 4.35%, dated 2/28/2025, due 5/22/2025, repurchase price $353,510, collateralized by U.S. Treasury Securities, 0.00% - 1.88%, due 5/13/2025 - 2/28/2029, with a value of $357,000.	350,000	350,000
Credit Agricole Corporate and Investment Bank, 4.32%, dated 2/28/2025, due 3/7/2025, repurchase price $250,210, collateralized by U.S. Treasury Securities, 4.38%, due 11/30/2028, with a value of $255,000.	250,000	250,000
Credit Agricole Corporate and Investment Bank, 4.32%, dated 2/28/2025, due 3/7/2025, repurchase price $300,252, collateralized by U.S. Treasury Securities, 0.88% - 4.63%, due 9/15/2026 - 11/15/2030, with a value of $306,000.	300,000	300,000
Federal Reserve Bank of New York, 4.25%, dated 2/28/2025, due 3/3/2025, repurchase price $1,000,354, collateralized by U.S. Treasury Securities, 1.63% - 4.63%, due 5/15/2031 - 2/15/2040, with a value of $1,000,354.	1,000,000	1,000,000
Fixed Income Clearing Corp., 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $4,001,453, collateralized by U.S. Treasury Securities, 0.00% - 4.50%, due 8/15/2025 - 11/15/2054, with a value of $4,080,000.	4,000,000	4,000,000
Goldman Sachs & Co. LLC, 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $1,000,363, collateralized by U.S. Treasury Securities, 0.00% - 4.13%, due 5/15/2026 - 8/15/2052, with a value of $1,020,000.	1,000,000	1,000,000
Goldman Sachs & Co. LLC, 4.51%, dated 2/28/2025, due 3/3/2025, repurchase price $350,132, collateralized by U.S. Treasury Securities, 0.00% - 3.88%, due 2/28/2026 - 8/15/2034, with a value of $357,000.	350,000	350,000
Goldman Sachs & Co. LLC, 4.35%, dated 2/28/2025, due 3/6/2025, repurchase price $1,000,725, collateralized by U.S. Treasury Securities, 0.00% - 4.13%, due 8/15/2025 - 8/15/2053, with a value of $1,020,000.	1,000,000	1,000,000
Goldman Sachs & Co. LLC, 4.35%, dated 2/28/2025, due 3/7/2025, repurchase price $250,211, collateralized by U.S. Treasury Securities, 0.00% - 4.00%, due 4/15/2026 - 8/15/2051, with a value of $255,000.	250,000	250,000
Goldman Sachs & Co. LLC, 4.39%, dated 2/28/2025, due 3/7/2025, repurchase price $500,427, collateralized by U.S. Treasury Securities, 0.88%, due 6/30/2026, with a value of $510,000.	500,000	500,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	45

JPMorgan U.S. Treasury Plus Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Goldman Sachs & Co. LLC, 4.40%, dated 2/28/2025, due 3/7/2025, repurchase price $250,214, collateralized by U.S. Treasury Securities, 0.00% - 4.13%, due 7/15/2026 - 11/15/2041, with a value of $255,000.	250,000	250,000
Goldman Sachs & Co. LLC, 4.41%, dated 2/28/2025, due 3/24/2025, repurchase price $1,002,940, collateralized by U.S. Treasury Securities, 0.00% - 2.38%, due 2/15/2041 - 11/15/2054, with a value of $1,020,000.	1,000,000	1,000,000
ING Financial Markets LLC, 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $50,018, collateralized by U.S. Treasury Securities, 3.75%, due 5/31/2030, with a value of $51,019.	50,000	50,000
Norinchukin Bank (The), 4.33%, dated 2/28/2025, due 3/5/2025, repurchase price $250,150, collateralized by U.S. Treasury Securities, 3.38% - 4.63%, due 5/31/2031 - 5/15/2033, with a value of $255,000.	250,000	250,000
Societe Generale SA, 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $800,291, collateralized by U.S. Treasury Securities, 3.50% - 4.25%, due 11/15/2027 - 6/30/2031, with a value of $816,000.	800,000	800,000
Societe Generale SA, 4.34%, dated 2/28/2025, due 3/6/2025, repurchase price $250,181, collateralized by U.S. Treasury Securities, 4.13%, due 2/28/2027, with a value of $255,000.	250,000	250,000
TD Securities USA LLC, 4.35%, dated 2/28/2025, due 3/6/2025, repurchase price $100,073, collateralized by U.S. Treasury Securities, 4.13% - 4.88%, due 11/30/2025 - 4/30/2029, with a value of $102,086.	100,000	100,000
Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $2,756,617. (a)	2,755,616	2,755,616
Total Repurchase Agreements (Cost $21,605,616)		21,605,616
U.S. Treasury Obligations — 17.4%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.10%), 4.34%, 3/3/2025 (b)	980,000	980,059
(US Treasury 3 Month Bill Money Market Yield + 0.13%), 4.36%, 3/3/2025 (b)	100,000	99,976
(US Treasury 3 Month Bill Money Market Yield + 0.15%), 4.39%, 3/3/2025 (b)	502,000	501,966
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

(US Treasury 3 Month Bill Money Market Yield + 0.17%), 4.41%, 3/3/2025 (b)	1,650,000	1,649,527
(US Treasury 3 Month Bill Money Market Yield + 0.18%), 4.42%, 3/3/2025 (b)	850,000	849,658
(US Treasury 3 Month Bill Money Market Yield + 0.21%), 4.44%, 3/3/2025 (b)	1,166,000	1,166,267
(US Treasury 3 Month Bill Money Market Yield + 0.25%), 4.48%, 3/3/2025 (b)	800,000	800,000
U.S. Treasury Notes
0.38%, 4/30/2025	55,000	54,583
2.88%, 4/30/2025	40,000	39,860
3.88%, 4/30/2025	240,000	239,787
0.25%, 9/30/2025	440,000	429,792
3.00%, 9/30/2025	40,000	39,687
5.00%, 9/30/2025	120,000	120,463
0.25%, 10/31/2025	260,000	253,140
5.00%, 10/31/2025	60,000	60,266
4.25%, 12/31/2025	440,000	440,008
4.25%, 1/31/2026	250,000	249,979
4.63%, 2/28/2026	200,000	200,691
Total U.S. Treasury Obligations (Cost $8,175,709)		8,175,709
Short Term Investments — 33.7%
U.S. Treasury Obligations — 33.7%
U.S. Treasury Bills
4.38%, 3/18/2025 (c)	1,340,000	1,337,232
4.39%, 3/25/2025 (c)	800,000	797,664
4.41%, 4/1/2025 (c)	800,000	796,976
4.28%, 4/3/2025 (c)	292,000	290,858
4.35%, 4/10/2025 (c)	140,128	139,453
4.26%, 4/15/2025 (c)	645,000	641,581
4.76%, 4/17/2025 (c)	665,000	660,886
4.25%, 4/22/2025 (c)	620,000	616,221
4.26%, 4/24/2025 (c)	260,000	258,349
4.27%, 4/29/2025 (c)	350,000	347,569
4.36%, 5/1/2025 (c)	160,000	158,827
4.23%, 5/6/2025 (c)	500,000	496,155
4.24%, 5/13/2025 (c)	880,000	872,506
4.47%, 5/15/2025 (c)	1,044,000	1,034,354
4.25%, 5/20/2025 (c)	175,000	173,363
4.35%, 5/22/2025 (c)	200,000	198,037
4.24%, 6/3/2025 (c)	480,000	474,749
4.35%, 6/5/2025 (c)	600,000	593,112
4.27%, 6/10/2025 (c)	500,000	494,077
4.49%, 6/12/2025 (c)	600,000	592,381
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
U.S. Treasury Obligations — continued
4.28%, 6/17/2025 (c)	490,000	483,787
4.27%, 6/24/2025 (c)	240,000	236,768
4.23%, 6/26/2025 (c)	400,000	394,579
4.19%, 7/3/2025 (c)	460,000	453,448
4.37%, 7/10/2025 (c)	670,000	659,496
4.25%, 7/17/2025 (c)	240,000	236,154
4.24%, 7/24/2025 (c)	485,150	477,011
4.23%, 8/7/2025 (c)	450,000	441,742
4.27%, 8/14/2025 (c)	240,000	235,369
4.31%, 8/21/2025 (c)	240,000	235,133
4.27%, 8/28/2025 (c)	180,000	176,238
4.16%, 10/2/2025 (c)	205,000	200,031
4.21%, 10/30/2025 (c)	100,000	97,232
4.32%, 11/28/2025 (c)	200,000	193,668
4.17%, 1/22/2026 (c)	230,000	221,591
4.21%, 2/19/2026 (c)	120,000	115,207
Total U.S. Treasury Obligations (Cost $15,831,804)		15,831,804
Total Short Term Investments (Cost $15,831,804)		15,831,804
Total Investments — 97.1% (Cost $45,613,129) *		45,613,129
Other Assets in Excess of Liabilities — 2.9%		1,371,053
NET ASSETS — 100.0%		46,984,182

Percentages indicated are based on net assets.

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Treasury Joint Trading Account I - At February 28,
2025, the Fund had proportionate interests in the
Treasury Joint Trading Account I with a maturity date
of March 3, 2025, as follows for JPMorgan
U.S. Treasury Plus Money Market Fund (amounts in
thousands):

	Principal Amount	Repurchase Price	Collateral Value Allocation
Treasury Joint Trading Account I	$2,755,616	$2,756,617	$2,811,718

Repurchase Agreements - At February 28, 2025, the Principal Amounts of the Fund's interests in the Treasury Joint Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Treasury Plus Money Market Fund
Treasury Joint Trading Account I
BNP Paribas SA	4.36%	$1,985,413
Citibank NA	4.36%	85,578
Wells Fargo Securities LLC	4.36%	684,625
Total		2,755,616

At February 28, 2025, the Treasury Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Treasury Joint Trading Account I
U.S. Treasury Securities	0.00%-6.63%	3/15/2025-2/15/2055

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2025.
(c)	The rate shown is the effective yield as of February 28, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	47

JPMorgan Federal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — 25.5%
FFCB Funding Corp.
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 4.37%, 3/3/2025 (a)	55,000	54,999
(US Treasury 3 Month Bill Money Market Yield + 0.21%), 4.45%, 3/3/2025 (a)	25,000	25,000
(Federal Reserve Bank Prime Loan Rate US + (3.01)%), 4.49%, 3/3/2025 (a)	25,000	25,000
(SOFR + 0.14%), 4.50%, 3/3/2025 (a)	100,000	100,000
(Federal Reserve Bank Prime Loan Rate US + (3.00)%), 4.51%, 3/3/2025 (a)	50,000	50,000
(SOFR + 0.15%), 4.51%, 3/3/2025 (a)	25,000	25,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (a)	25,000	25,000
(SOFR + 0.17%), 4.53%, 3/3/2025 (a)	50,000	50,000
FHLB
DN, 4.14%, 3/3/2025 (b)	45,000	44,990
4.36%, 3/3/2025 (c)	200,000	200,000
(SOFR + 0.01%), 4.37%, 3/3/2025 (a)	250,000	250,000
(SOFR + 0.02%), 4.38%, 3/3/2025 (a)	200,000	200,000
(SOFR + 0.14%), 4.50%, 3/3/2025 (a)	25,000	25,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (a)	25,000	25,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (a)	25,000	25,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (a)	25,000	25,000
(SOFR + 0.19%), 4.55%, 3/3/2025 (a)	100,000	100,000
(SOFR + 0.19%), 4.55%, 3/3/2025 (a)	150,000	150,000
(SOFR + (0.01)%), 0.00%, 3/5/2025 (a)	200,000	200,000
DN, 4.36%, 3/6/2025 (b)	25,000	24,985
DN, 4.34%, 3/13/2025 (b)	25,000	24,964
DN, 4.84%, 3/18/2025 (b)	25,000	24,943
DN, 4.26%, 3/19/2025 (b)	50,000	49,893
DN, 4.33%, 3/20/2025 (b)	25,000	24,943
DN, 4.84%, 3/21/2025 (b)	50,000	49,866
DN, 4.31%, 3/27/2025 (b)	25,000	24,922
DN, 4.35%, 4/3/2025 (b)	25,000	24,901
DN, 4.36%, 4/4/2025 (b)	200,000	199,180
DN, 4.38%, 4/10/2025 (b)	25,000	24,879
DN, 4.33%, 4/16/2025 (b)	25,000	24,862
DN, 4.35%, 5/1/2025 (b)	25,000	24,817
DN, 5.00%, 5/16/2025 (b)	25,000	24,739
4.37%, 2/6/2026	50,000	50,000
Total U.S. Government Agency Securities (Cost $2,197,883)		2,197,883
U.S. Treasury Obligations — 1.2%
U.S. Treasury Floating Rate Notes, 4.44%, 3/3/2025 (a)(Cost $100,007)	100,000	100,007
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — 75.1%
U.S. Treasury Obligations — 75.1%
U.S. Treasury Bills
4.34%, 3/4/2025 (b)	200,000	199,928
4.36%, 3/6/2025 (b)	350,000	349,788
4.33%, 3/11/2025 (b)	200,000	199,760
4.29%, 3/13/2025 (b)	350,000	349,500
4.31%, 3/18/2025 (b)	200,000	199,594
4.26%, 3/20/2025 (b)	250,000	249,439
4.33%, 3/25/2025 (b)	200,000	199,425
4.26%, 3/27/2025 (b)	350,000	348,927
4.41%, 4/1/2025 (b)	100,000	99,622
4.27%, 4/3/2025 (b)	150,000	149,415
4.30%, 4/8/2025 (b)	200,000	199,097
4.22%, 4/10/2025 (b)	250,000	248,832
4.26%, 4/15/2025 (b)	200,000	198,940
4.25%, 4/17/2025 (b)	250,000	248,621
4.25%, 4/22/2025 (b)	200,000	198,779
4.24%, 4/24/2025 (b)	250,000	248,419
4.27%, 4/29/2025 (b)	200,000	198,648
4.23%, 5/6/2025 (b)	100,000	99,231
4.25%, 5/8/2025 (b)	250,000	248,007
4.26%, 5/15/2025 (b)	250,000	247,799
4.25%, 5/20/2025 (b)	100,000	99,064
4.29%, 5/22/2025 (b)	350,000	346,612
4.25%, 5/27/2025 (b)	100,000	98,984
4.25%, 5/29/2025 (b)	275,000	272,139
4.24%, 6/3/2025 (b)	100,000	98,906
4.35%, 6/5/2025 (b)	25,000	24,713
4.25%, 6/10/2025 (b)	100,000	98,820
4.25%, 6/12/2025 (b)	75,000	74,099
4.28%, 6/17/2025 (b)	100,000	98,731
4.21%, 6/20/2025 (b)	25,000	24,679
4.27%, 6/24/2025 (b)	100,000	98,654
4.23%, 6/26/2025 (b)	25,000	24,661
4.26%, 7/1/2025 (b)	200,000	197,223
4.19%, 7/3/2025 (b)	125,000	123,220
4.17%, 7/10/2025 (b)	25,000	24,626
4.25%, 7/17/2025 (b)	25,000	24,599
4.24%, 7/24/2025 (b)	50,000	49,161
4.21%, 7/31/2025 (b)	25,000	24,563
4.23%, 8/7/2025 (b)	50,000	49,082
4.27%, 8/14/2025 (b)	25,000	24,518
4.21%, 10/30/2025 (b)	25,000	24,308
4.32%, 11/28/2025 (b)	25,000	24,209
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
U.S. Treasury Obligations — continued
4.21%, 12/26/2025 (b)	25,000	24,152
4.17%, 1/22/2026 (b)	25,000	24,086
Total U.S. Treasury Obligations (Cost $6,455,580)		6,455,580
Total Short Term Investments (Cost $6,455,580)		6,455,580
Total Investments — 101.8% (Cost $8,753,470) *		8,753,470
Liabilities in Excess of Other Assets — (1.8)%		(155,463)
NET ASSETS — 100.0%		8,598,007

Percentages indicated are based on net assets.

Abbreviations
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
SOFR	Secured Overnight Financing Rate

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2025.
(b)	The rate shown is the effective yield as of February 28, 2025.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	49

JPMorgan 100% U.S. Treasury Securities Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 14.7%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.10%), 4.34%, 3/3/2025 (a)	4,800,000	4,800,298
(US Treasury 3 Month Bill Money Market Yield + 0.13%), 4.36%, 3/3/2025 (a)	2,200,000	2,199,543
(US Treasury 3 Month Bill Money Market Yield + 0.15%), 4.39%, 3/3/2025 (a)	2,359,000	2,358,837
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 4.41%, 3/3/2025 (a)	2,995,120	2,995,499
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 4.41%, 3/3/2025 (a)	5,783,438	5,783,039
(US Treasury 3 Month Bill Money Market Yield + 0.18%), 4.42%, 3/3/2025 (a)	6,145,000	6,141,133
(US Treasury 3 Month Bill Money Market Yield + 0.21%), 4.44%, 3/3/2025 (a)	3,877,000	3,878,402
(US Treasury 3 Month Bill Money Market Yield + 0.25%), 4.48%, 3/3/2025 (a)	3,500,000	3,501,461
U.S. Treasury Notes
1.75%, 3/15/2025	225,000	224,714
0.38%, 4/30/2025	180,000	178,636
2.88%, 4/30/2025	260,000	259,087
0.25%, 9/30/2025	1,125,000	1,098,449
0.25%, 10/31/2025	70,000	68,154
5.00%, 10/31/2025	140,000	140,624
0.38%, 12/31/2025	150,000	145,325
4.25%, 12/31/2025	1,123,000	1,123,140
0.38%, 1/31/2026	103,275	99,705
0.50%, 2/28/2026	380,000	366,159
4.63%, 2/28/2026	500,000	501,727
Total U.S. Treasury Obligations (Cost $35,863,932)		35,863,932
Short Term Investments — 88.2%
U.S. Treasury Obligations — 88.2%
U.S. Treasury Bills
4.26%, 3/4/2025 (b)	11,300,000	11,295,988
4.29%, 3/6/2025 (b)	7,550,000	7,545,505
4.25%, 3/11/2025 (b)	13,500,000	13,484,081
4.27%, 3/13/2025 (b)	6,200,000	6,191,196
4.29%, 3/18/2025 (b)	15,160,000	15,129,377
4.26%, 3/20/2025 (b)	5,000,000	4,988,785
4.30%, 3/25/2025 (b)	15,000,000	14,957,145
4.27%, 3/27/2025 (b)	8,591,800	8,565,387
4.31%, 4/1/2025 (b)	13,150,000	13,103,496
4.27%, 4/3/2025 (b)	7,108,000	7,080,253
4.26%, 4/8/2025 (b)	9,000,000	8,959,720
4.26%, 4/10/2025 (b)	9,738,280	9,692,426
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — continued
4.26%, 4/15/2025 (b)	9,000,000	8,952,300
4.50%, 4/17/2025 (b)	6,364,000	6,326,851
4.26%, 4/22/2025 (b)	10,200,000	10,137,652
4.34%, 4/24/2025 (b)	2,000,000	1,987,070
4.26%, 4/29/2025 (b)	9,900,000	9,833,990
4.28%, 5/1/2025 (b)	4,400,000	4,368,283
4.23%, 5/6/2025 (b)	3,400,000	3,373,851
4.30%, 5/8/2025 (b)	2,311,400	2,292,791
4.23%, 5/13/2025 (b)	1,670,000	1,655,790
4.47%, 5/15/2025 (b)	4,356,000	4,315,816
4.25%, 5/20/2025 (b)	1,150,000	1,139,241
4.35%, 5/22/2025 (b)	2,100,000	2,079,403
4.37%, 5/29/2025 (b)	500,000	494,648
4.24%, 6/3/2025 (b)	2,900,000	2,868,233
4.35%, 6/5/2025 (b)	2,150,000	2,125,318
4.27%, 6/10/2025 (b)	500,000	494,073
4.48%, 6/12/2025 (b)	3,200,000	3,159,501
4.28%, 6/17/2025 (b)	1,200,000	1,184,780
4.21%, 6/20/2025 (b)	2,200,000	2,171,781
4.27%, 6/24/2025 (b)	1,200,000	1,183,843
4.23%, 6/26/2025 (b)	2,200,000	2,170,184
4.26%, 7/1/2025 (b)	1,200,000	1,183,340
4.21%, 7/3/2025 (b)	1,615,000	1,591,927
4.38%, 7/10/2025 (b)	3,300,000	3,248,226
4.25%, 7/17/2025 (b)	1,250,000	1,229,971
4.24%, 7/24/2025 (b)	1,100,000	1,081,533
4.23%, 8/7/2025 (b)	2,400,000	2,355,957
4.27%, 8/14/2025 (b)	1,200,000	1,176,843
4.31%, 8/21/2025 (b)	1,200,000	1,175,665
4.27%, 8/28/2025 (b)	1,200,000	1,174,920
4.16%, 10/2/2025 (b)	1,050,000	1,024,551
4.21%, 10/30/2025 (b)	850,000	826,476
4.32%, 11/28/2025 (b)	1,595,000	1,544,506
4.21%, 12/26/2025 (b)	1,266,688	1,223,726
4.17%, 1/22/2026 (b)	1,760,000	1,695,654
4.21%, 2/19/2026 (b)	626,000	600,999
Total U.S. Treasury Obligations (Cost $214,443,052)		214,443,052
Total Short Term Investments (Cost $214,443,052)		214,443,052
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Total Investments — 102.9% (Cost $250,306,984) *		250,306,984
Liabilities in Excess of Other Assets — (2.9)%		(7,070,538)
NET ASSETS — 100.0%		243,236,446

Percentages indicated are based on net assets.

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2025.
(b)	The rate shown is the effective yield as of February 28, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	51

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 62.8%
Alabama — 1.0%
Mobile County Industrial Development Authority, Pollution Control, Exxon Mobil Corp. Project, Rev., VRDO, 1.50%, 3/3/2025 (a)	4,065	4,065
Tender Option Bond Trust Receipts/Certificates
Series 2025-BAML5061, Rev., VRDO, LOC : Bank of America NA, 1.69%, 3/3/2025 (a) (b)	12,285	12,285
Series 2025-BAML5063, Rev., VRDO, LOC : Bank of America NA, 2.06%, 3/7/2025 (a) (b)	100,000	100,000
Total Alabama		116,350
Alaska — 0.3%
Alaska Housing Finance Corp., Home Mortgage
Series 2002A, Rev., AMT, VRDO, LIQ : FHLB, 1.70%, 3/3/2025 (a)	14,675	14,675
Series 2007B, Rev., VRDO, LIQ : FHLB, 1.85%, 3/7/2025 (a)	14,900	14,900
Borough of North Slope Series 2024B, GO, 5.00%, 6/30/2025	1,025	1,030
Tender Option Bond Trust Receipts/Certificates Series 2023-XG0518, Rev., VRDO, LOC : Royal Bank of Canada, 1.98%, 3/7/2025 (a) (b)	4,305	4,305
Total Alaska		34,910
Arizona — 0.4%
Arizona Health Facilities Authority Series 2015-XF2050, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	20,855	20,855
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-147, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/6/2025 (a) (b)	21,000	21,000
Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC : Bank of America NA, 1.91%, 3/6/2025 (a)	5,685	5,685
Total Arizona		47,540
California — 1.8%
Alameda County Industrial Development Authority, Plyproperties Project Series 1997A, Rev., VRDO, LOC : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a)	1,155	1,155
County of Sacramento, Special Facilities Apartment, Cessna Aircraft Co. Project, Rev., VRDO, LOC : Bank of America NA, 1.90%, 3/7/2025 (a)	3,200	3,200
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Metropolitan Water District of Southern California, Waterworks Series 2024B-1, Rev., VRDO, LIQ : Bank of America NA, 1.06%, 3/7/2025 (a)	18,500	18,500
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF3308, GO, VRDO, LIQ : Barclays Bank plc, 1.30%, 3/3/2025 (a) (b)	3,800	3,800
Series 2024-BAML5060, Rev., VRDO, LOC : Bank of America NA, 1.45%, 3/3/2025 (a) (b)	17,020	17,020
Series 2024-BAML6030, Rev., VRDO, LOC : Bank of America NA, 1.50%, 3/3/2025 (a) (b)	12,820	12,820
Series 2022-XF3028, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/3/2025 (a) (b)	16,920	16,920
Series 2025-BAML6044, Rev., VRDO, LOC : Bank of America NA, 1.60%, 3/3/2025 (a) (b)	19,625	19,625
Series 2024-BAML6023, Rev., VRDO, LOC : Bank of America NA, 1.65%, 3/3/2025 (a) (b)	40,920	40,920
Series 2025-BAML6045, Rev., VRDO, LOC : Bank of America NA, 1.65%, 3/3/2025 (a) (b)	20,850	20,850
Series 2022-XF3006, Rev., VRDO, LIQ : Barclays Bank plc, 1.88%, 3/7/2025 (a) (b)	4,000	4,000
Series 2022-XX1258, Rev., VRDO, LIQ : Barclays Bank plc, 1.88%, 3/7/2025 (a) (b)	2,000	2,000
Series 2023-XG0502, Rev., VRDO, LIQ : Barclays Bank plc, 1.88%, 3/7/2025 (a) (b)	7,985	7,985
Series 2023-XX1325, Rev., VRDO, LIQ : Barclays Bank plc, 1.88%, 3/7/2025 (a) (b)	5,000	5,000
Series 2023-ZF3164, Rev., VRDO, LIQ : Barclays Bank plc, 1.88%, 3/7/2025 (a) (b)	5,000	5,000
Series 2022-XM1064, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	3,325	3,325
Series XG0100, Rev., VRDO, AMBAC, LOC : Deutsche Bank AG, 1.91%, 3/7/2025 (a) (b)	6,350	6,350
Series 2025- CF7005, Rev., VRDO, LOC : Citibank NA, 1.98%, 3/7/2025 (a) (b)	7,700	7,700
Series 2025-CF7012, Rev., VRDO, LOC : Citibank NA, 1.98%, 3/7/2025 (a) (b)	10,000	10,000
Total California		206,170
Colorado — 0.9%
City of Colorado Springs, Utilities System Improvement Series 2009C, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 1.85%, 3/7/2025 (a)	23,270	23,270
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Colorado Health Facilities Authority, Intermountain Healthcare Series 2024E, Rev., VRDO, LIQ : TD Bank NA, 1.50%, 3/3/2025 (a)	30,875	30,875
County of Arapahoe, Multi-Family Rental Housing, Hunter's Run Holdings LP, Rev., VRDO, LOC : FHLMC, 1.88%, 3/7/2025 (a)	11,600	11,600
Deutsche Bank Spears Series DB-8148, Rev., VRDO, LIQ : Deutsche Bank AG, 1.90%, 3/3/2025 (a) (b)	8,595	8,595
Tender Option Bond Trust Receipts/Certificates
Series 2022-YX1254, Rev., VRDO, LOC : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	3,905	3,905
Series 2024-XL0549, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	3,750	3,750
Series 2024-XX1354, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	5,300	5,300
Series 2023-XF1592, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/7/2025 (a) (b)	7,200	7,200
Series 2016-ZF0467, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/7/2025 (a) (b)	3,675	3,675
Total Colorado		98,170
Connecticut — 1.4%
City of Bristol, GO, BAN, 3.75%, 11/6/2025	35,000	35,163
City of Torrington, GO, BAN, 4.00%, 3/12/2026 (c)	22,350	22,617
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Series 2022, Subseries E-2, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LOC : Sumitomo Mitsui Banking Corp., 1.85%, 3/7/2025 (a)	15,200	15,200
Subseries 2020A-3, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 1.85%, 3/7/2025 (a)	10,000	10,000
Regional School District No. 18, GO, BAN, 4.25%, 8/14/2025	15,140	15,211
Tender Option Bond Trust Receipts/Certificates
Series 2017-YX1077, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	22,760	22,760
Series 2024-XG0558, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	5,705	5,705
Series 2024-XX1346, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	11,000	11,000
Town of Manchester, GO, 4.00%, 2/12/2026	13,632	13,784
Town of Windham, GO, BAN, 4.00%, 9/26/2025	8,890	8,949
Total Connecticut		160,389
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Delaware — 0.0% ^
County of New Castle, GO, 5.00%, 4/1/2025	750	751
State of Delaware Series 2023 B, GO, 5.00%, 8/1/2025	620	626
Total Delaware		1,377
District of Columbia — 1.4%
Deutsche Bank Spears Series DB-8146, GO, VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/7/2025 (a) (b)	4,750	4,750
District of Columbia Income Tax Series 2019A, Rev., 5.00%, 3/1/2025	2,955	2,955
District of Columbia Water and Sewer Authority, Subordinate Lien Series 2024B, Subseries B-2, Rev., VRDO, LIQ : TD Bank NA, 1.45%, 3/3/2025 (a)	8,250	8,250
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-108, GO, VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	50,000	50,000
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3133, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/3/2025 (a) (b)	40,000	40,000
Series 2022-ZL0319, Rev., VRDO, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	10,000	10,000
Series 2023-XF3140, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	15,000	15,000
Series 2023-XM1129, Rev., VRDO, LIQ : UBS AG, 1.89%, 3/7/2025 (a) (b)	12,185	12,185
Series 2023-ZF3209, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/7/2025 (a) (b)	9,835	9,835
Series 2024-XL0561, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/7/2025 (a) (b)	2,500	2,500
Total District of Columbia		155,475
Florida — 4.6%
Alachua County Housing Finance Authority, Multi-Family, Santa Fe Apartments Project Series 2008, Rev., VRDO, LOC : FNMA, 1.88%, 3/7/2025 (a)	1,350	1,350
Collier County Industrial Development Authority, Ave Maria Utility Co. Project Series 2024, Rev., AMT, VRDO, LOC : Northern Trust Co. (The), 2.05%, 3/7/2025 (a)	8,075	8,075
County of Broward, Power and Light Co. Project, Rev., VRDO, 2.10%, 3/7/2025 (a)	43,600	43,600
County of Martin, Florida Power and Light Co. Project, Rev., VRDO, 2.05%, 3/7/2025 (a)	43,900	43,900
County of Miami-Dade, Professional Sports Franchise Series 2009 E, Rev., VRDO, LOC : TD Bank NA, 1.85%, 3/7/2025 (a)	30,200	30,200
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	53

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
County of St. Lucie, Power and Light Co., Project, Rev., VRDO, 1.70%, 3/7/2025 (a)	22,000	22,000
Florida Housing Finance Agency, Sun Pointe Cove Apartments Series 85 XX, Rev., VRDO, FNMA, LIQ : FNMA, 2.91%, 3/5/2025 (a)	8,500	8,500
Florida Housing Finance Corp., Multi-Family Mortgage, Kings Terrace LLC Series 2013B, Rev., VRDO, LIQ : FHLMC, 1.86%, 3/7/2025 (a)	12,000	12,000
Florida Housing Finance Corp., Valencia Village Apartments Series 1999G-1, Rev., VRDO, FNMA, LIQ : FNMA, 2.00%, 3/7/2025 (a)	5,990	5,990
JEA Water and Sewer System Series 2008A-2, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.90%, 3/7/2025 (a)	8,730	8,730
Lee County Industrial Development Authority, Florida Power and Light Co. Project Series 2016B, Rev., AMT, VRDO, 1.95%, 3/7/2025 (a)	15,000	15,000
Miami-Dade County Industrial Development Authority, Florida Power and Light Co. Project
Series 2024A, Rev., AMT, VRDO, 2.05%, 3/7/2025 (a)	20,000	20,000
Series 2024B, Rev., AMT, VRDO, 2.10%, 3/7/2025 (a)	32,500	32,500
New Hampshire Business Finance Authority Series 2025-VRS101, Rev., VRDO, LOC : Bank of America NA, 1.65%, 3/3/2025 (a) (b)	40,000	40,000
Orange County Health Facilities Authority, The Nemours Foundation Project
Series 2009B, Rev., VRDO, LOC : TD Bank NA, 1.85%, 3/7/2025 (a)	24,860	24,860
Series 2009C-1, Rev., VRDO, LOC : TD Bank NA, 1.85%, 3/7/2025 (a)	200	200
Series 2009C-2, Rev., VRDO, LOC : TD Bank NA, 1.85%, 3/7/2025 (a)	130	130
Pinellas County Housing Finance Authority, Booker Creek Apartments, Rev., VRDO, LOC : FHLMC, 1.88%, 3/7/2025 (a)	3,870	3,870
Public Finance Authority Series 2025-VRS202, Rev., VRDO, LOC : Bank of America NA, 1.65%, 3/3/2025 (a) (b)	40,000	40,000
South Broward Hospital District, Rev., 5.00%, 5/1/2025	1,210	1,214
Sumter County Industrial Development Authority, Solid Waste Disposal, American Cement Co., LLC Project, Rev., VRDO, LOC : Bank of America NA, 2.06%, 3/7/2025 (a)	6,350	6,350
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Tender Option Bond Trust Receipts/Certificates
Series 2024-BAML6040, Rev., VRDO, LOC : Bank of America NA, 1.70%, 3/3/2025 (a) (b)	8,000	8,000
Series 2024-BAML6041, Rev., VRDO, LOC : Bank of America NA, 1.70%, 3/3/2025 (a) (b)	2,560	2,560
Series 2021-XG0345, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	1,775	1,775
Series 2022-XX1279, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	8,845	8,845
Series 2022-YX1182, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	22,105	22,105
Series 2023-XF3100, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	4,265	4,265
Series 2023-XM1155, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	10,000	10,000
Series 2024-XF1709, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	5,185	5,185
Series 2024-XL0548, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	5,625	5,625
Series 2024-XL0561, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	11,200	11,200
Series 2024-XM1197, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	23,525	23,525
Series 2024-YX1350, Rev., VRDO, LOC : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	9,100	9,100
Series 2024-ZF3260, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	7,580	7,580
Series 2024-ZF3267, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	3,540	3,540
Series 2024-ZF3276, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	4,000	4,000
Series 2025-XM1210, Rev., VRDO, AGM, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	3,590	3,590
Series 2024-XF1704, Rev., VRDO, AGM, LOC : Royal Bank of Canada, 1.91%, 3/7/2025 (a) (b)	24,000	24,000
Series 2025-CF7017, Rev., VRDO, LOC : Citibank NA, 1.98%, 3/7/2025 (a) (b)	3,790	3,790
Total Florida		527,154
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — 2.4%
Bartow-Cartersville Joint Development Authority, Hanwha Q Cells USA, Inc. Project Series 2023A, Rev., AMT, VRDO, LOC : Korea Development Bank, 2.12%, 3/7/2025 (a) (b)	222,000	222,000
Development Authority of Monroe County (The), Florida Power and Light Co. Project, Rev., AMT, VRDO, 2.10%, 3/7/2025 (a)	30,000	30,000
Tender Option Bond Trust Receipts/Certificates
Series 2025-BAML6042, Rev., VRDO, LOC : Bank of America NA, 1.70%, 3/3/2025 (a) (b)	8,220	8,220
Series 2024-XX1341, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	17,705	17,705
Total Georgia		277,925
Idaho — 0.8%
Idaho Health Facilities Authority, St. Luke's Health System Project Series 2025 D, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (a)	82,950	82,950
Tender Option Bond Trust Receipts/Certificates
Series 2023-XL0464, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	9,390	9,390
Series 2024-XG0565, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	4,275	4,275
Total Idaho		96,615
Illinois — 2.9%
County of Kane, Glenwood School for Boys, Rev., VRDO, LOC : Northern Trust Co. (The), 2.06%, 3/7/2025 (a)	3,450	3,450
County of Lake, A L Hansen Manufacturing Co. Project, Rev., VRDO, LOC : BMO Harris Bank NA, 1.90%, 3/6/2025 (a)	140	140
Illinois Finance Authority, American Youth Hostels Project, Rev., VRDO, LOC : BMO Harris Bank NA, 1.86%, 3/7/2025 (a)	1,900	1,900
Illinois Finance Authority, Northwestern University Series 2008-B, Rev., VRDO, 1.85%, 3/7/2025 (a)	23,240	23,240
Illinois Finance Authority, The Wbez Alliance, Inc., Project, Rev., VRDO, LOC : BMO Harris Bank NA, 1.84%, 3/7/2025 (a)	3,325	3,325
Illinois Finance Authority, University of Chicago Medical Center (The)
Series 2006E-2, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.86%, 3/7/2025 (a)	5,000	5,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Series 2009E-1, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.86%, 3/7/2025 (a)	50,600	50,600
Illinois Finance Authority, University of Wesleyan, Rev., VRDO, LOC : PNC Bank NA, 1.93%, 3/7/2025 (a)	10,400	10,400
Illinois Housing Development Authority, Alden Gardens Bloomingdale, Rev., VRDO, LOC : BMO Harris Bank NA, 1.86%, 3/7/2025 (a)	6,300	6,300
Illinois Housing Development Authority, Homeowner Mortgage Series C-3, Rev., AMT, VRDO, LIQ : FHLB, 2.45%, 3/7/2025 (a)	3,625	3,625
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2024-E-160, GO, VRDO, LOC : Royal Bank of Canada, 1.90%, 3/7/2025 (a) (b)	40,000	40,000
Tender Option Bond Trust Receipts/Certificates
Series 2024-YX1338, GO, VRDO, LOC : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	3,960	3,960
Series 2020-XL0145, Rev., VRDO, LOC : Barclays Bank plc, 1.90%, 3/7/2025 (a) (b)	1,710	1,710
Series 2019-XL0105, GO, VRDO, LOC : Barclays Bank plc, 1.92%, 3/7/2025 (a) (b)	27,895	27,895
Series 2022-XF3042, GO, VRDO, LOC : Barclays Bank plc, 1.92%, 3/7/2025 (a) (b)	18,470	18,470
Series 2022-XF3045, GO, VRDO, LOC : Barclays Bank plc, 1.92%, 3/7/2025 (a) (b)	34,290	34,290
Series 2022-XX1264, GO, VRDO, LOC : Barclays Bank plc, 1.92%, 3/7/2025 (a) (b)	31,035	31,035
Series 2017-XG0108, Rev., VRDO, LOC : Barclays Bank plc, 1.94%, 3/7/2025 (a) (b)	65,000	65,000
University of Illinois Auxiliary Facilities System Series 2018A, Rev., 5.00%, 4/1/2025	2,970	2,975
Total Illinois		333,315
Indiana — 0.2%
Indiana Finance Authority, Parkview Health System, Inc. Series 2009D, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (a)	11,550	11,550
Indiana Housing and Community Development Authority, Single Family Mortgage Series 2017C-3, Rev., VRDO, LIQ : TD Bank NA, 1.50%, 3/3/2025 (a)	300	300
Tender Option Bond Trust Receipts/Certificates Series 2022-XX1220, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	9,750	9,750
Total Indiana		21,600
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	55

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Iowa — 1.8%
Iowa Finance Authority, Chevron USA, Inc., Project Series 2024, Rev., AMT, VRDO, 1.55%, 3/3/2025 (a)	10,000	10,000
Iowa Finance Authority, CJ Bio America, Inc., Project, Rev., VRDO, LOC : Korea Development Bank, 2.10%, 3/7/2025 (a) (b)	117,800	117,800
Iowa Finance Authority, Midwestern Disaster Area, Cargill, Inc., Project Series 2011A, Rev., VRDO, 1.89%, 3/7/2025 (a)	29,300	29,300
Iowa Finance Authority, Multi-Family Housing Series A, Rev., AMT, VRDO, LIQ : Wells Fargo Bank NA, 1.88%, 3/7/2025 (a)	10,525	10,525
Iowa Finance Authority, Single Family Mortgage Series 2016B, Rev., AMT, VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 1.80%, 3/7/2025 (a)	19,500	19,500
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Series 2019E, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 1.85%, 3/7/2025 (a)	14,435	14,435
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1196, Rev., VRDO, FNMA COLL, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	4,800	4,800
University of Iowa Facilities Corp., Health Science Academy Building Project Series 2024 B, Rev., 5.00%, 6/1/2025	1,335	1,341
Total Iowa		207,701
Kansas — 0.4%
Kansas Development Finance Authority, KU Health System Series 2011J, Rev., VRDO, LOC : US Bank NA, 1.60%, 3/3/2025 (a)	5,550	5,550
Tender Option Bond Trust Receipts/Certificates Series 2025-ZF1821, GO, VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	2,850	2,850
University of Kansas Hospital Authority, Health System, Rev., VRDO, LOC : US Bank NA, 1.60%, 3/3/2025 (a)	6,565	6,565
Wyandotte County-Kansas City Unified Government Series 2024-I, GO, 4.00%, 4/1/2025	25,000	25,008
Total Kansas		39,973
Kentucky — 1.1%
Kentucky Higher Education Student Loan Corp. Series 2023-1A-1, Rev., AMT, VRDO, LOC : Bank of America NA, 1.93%, 3/7/2025 (a)	109,810	109,810
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Kentucky — continued
Louisville Regional Airport Authority, UPS Worldwide Forwarding, Inc. Series 1999C, Rev., VRDO, 1.75%, 3/3/2025 (a)	9,375	9,375
Tender Option Bond Trust Receipts/Certificates Series 2023-XF3181, Rev., VRDO, LOC : Barclays Bank plc, 1.90%, 3/7/2025 (a) (b)	4,380	4,380
Total Kentucky		123,565
Louisiana — 1.2%
East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Gulf Opportunity Zone Series 2010B, Rev., VRDO, 1.52%, 3/3/2025 (a)	67,155	67,155
Louisiana Public Facilities Authority, Children Medical Center Project
Series 2017A, Rev., VRDO, LOC : UBS AG, 1.83%, 3/7/2025 (a)	24,900	24,900
Series 2017B, Rev., VRDO, LOC : UBS AG, 1.86%, 3/7/2025 (a)	10,000	10,000
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (a)	26,250	26,250
Tender Option Bond Trust Receipts/Certificates Series 2024-XG0567, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	4,605	4,605
Total Louisiana		132,910
Maine — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2024-XX1348, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	5,900	5,900
Maryland — 0.8%
County of Baltimore, Metropolitan District 83rd Isuue, GO, 5.00%, 3/1/2025	1,050	1,050
County of Prince George's Series 2013A, GO, 3.00%, 3/1/2025	1,615	1,615
Maryland Health and Higher Educational Facilities Authority, University of Maryland Medical System
Series 2008D, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (a)	8,690	8,690
Series 2025C-1, Rev., VRDO, LOC : Truist Bank, 1.80%, 3/3/2025 (a)	12,000	12,000
Series 2025C-2, Rev., VRDO, LOC : PNC Bank NA, 1.83%, 3/7/2025 (a)	19,000	19,000
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Maryland — continued
Tender Option Bond Trust Receipts/Certificates
Series 2024-BAML6033, Rev., VRDO, LOC : Bank of America NA, 1.70%, 3/3/2025 (a) (b)	16,125	16,125
Series 2024-BAML6034, Rev., VRDO, LOC : Bank of America NA, 1.70%, 3/3/2025 (a) (b)	10,100	10,100
Series 2024-BAML6035, Rev., VRDO, LOC : Bank of America NA, 1.70%, 3/3/2025 (a) (b)	5,510	5,510
Series 2024-XF3258, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	10,445	10,445
Washington Suburban Sanitary Commission, Maryland Montgomery and Prince George's Counties Maryland Consolidated Public Improvement, Rev., GTD, 3.00%, 6/1/2025	1,450	1,450
Total Maryland		85,985
Massachusetts — 1.1%
City of Quincy
GO, BAN, 5.00%, 7/25/2025	11,500	11,567
GO, BAN, 5.00%, 7/25/2025	23,100	23,290
City of Somerville, GO, BAN, 4.00%, 2/20/2026	14,200	14,362
Dennis-Yarmouth Regional School District, GO, BAN, 3.75%, 11/14/2025	12,000	12,058
Deutsche Bank Spears
Series 2024-DB-8145, GO, VRDO, LIQ : Deutsche Bank AG, 1.90%, 3/3/2025 (a) (b)	9,500	9,500
Series 2025-DB-8154, GO, VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/7/2025 (a) (b)	6,790	6,790
Massachusetts Health and Educational Facilities Authority, Capital Asset Program Series 2002M-2, Rev., VRDO, LOC : Bank of America NA, 1.81%, 3/7/2025 (a)	330	330
Massachusetts Health and Educational Facilities Authority, Museum of Fine Arts Issue Series 2007 A-1, Rev., VRDO, LIQ : Bank of America NA, 1.60%, 3/3/2025 (a)	1,610	1,610
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-148, GO, VRDO, LOC : Royal Bank of Canada, 1.89%, 3/6/2025 (a) (b)	10,000	10,000
Tender Option Bond Trust Receipts/Certificates
Series 2025-ZF1802, Rev., VRDO, LIQ : Bank of America NA, 1.86%, 3/7/2025 (a) (b)	1,885	1,885
Series 2022-ZL0339, GO, VRDO, LIQ : Morgan Stanley Bank NA, 1.88%, 3/7/2025 (a) (b)	4,500	4,500
Town of Braintree, GO, BAN, 4.00%, 2/26/2026	1,190	1,203
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — continued
Town of Ipswich, GO, BAN, 4.00%, 8/8/2025	19,048	19,098
Town of Sharon, GO, BAN, 4.00%, 2/20/2026	6,000	6,068
Total Massachusetts		122,261
Michigan — 1.5%
Michigan State Housing Development Authority, Rental Housing Series 2016C, Rev., AMT, VRDO, LIQ : FHLB, 1.81%, 3/7/2025 (a)	23,260	23,260
Michigan State Housing Development Authority, Single Family Mortgage Series 2007E, Rev., AMT, VRDO, LIQ : Royal Bank of Canada, 1.80%, 3/7/2025 (a)	27,210	27,210
Michigan Strategic Fund, Chevron USA, Inc. Project Series 2024, Rev., VRDO, 1.55%, 3/3/2025 (a)	15,000	15,000
RIB Floater Trust Various States
Series 2022-046, Rev., VRDO, LOC : Barclays Bank plc, 1.40%, 3/3/2025 (a) (b)	16,890	16,890
Series 2022-048, Rev., VRDO, LIQ : Barclays Bank plc, 1.40%, 3/3/2025 (a) (b)	47,495	47,495
Tender Option Bond Trust Receipts/Certificates
Series 2024-XL0573, Rev., VRDO, LIQ : UBS AG, 1.50%, 3/3/2025 (a) (b)	3,565	3,565
Series 2018-ZF2716, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	3,615	3,615
Series 2023-XM1130, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	14,250	14,250
Series 2023-YX1320, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	14,130	14,130
Series 2024-XF3221, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	1,955	1,955
Series 2024-XL0550, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	8,120	8,120
Total Michigan		175,490
Minnesota — 0.3%
City of Minneapolis Series 2020, GO, 3.00%, 12/1/2025	4,740	4,738
Minnesota Higher Education Facilities Authority, Concordia University, St. Paul Series 6Q, Rev., VRDO, LOC : US Bank NA, 1.61%, 3/3/2025 (a)	4,620	4,620
Minnesota Housing Finance Agency, Residential Housing Finance
Series 2017F, Rev., AMT, VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 1.83%, 3/7/2025 (a)	3,760	3,760
Series 2015D, Rev., AMT, VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 1.88%, 3/7/2025 (a)	3,760	3,760
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	57

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Minnesota — continued
Tender Option Bond Trust Receipts/Certificates
Series 2024-BAML6027, Rev., VRDO, LOC : Bank of America NA, 1.70%, 3/3/2025 (a) (b)	8,600	8,600
Series 2023-XG0523, Rev., VRDO, LOC : Barclays Bank plc, 1.90%, 3/7/2025 (a) (b)	9,665	9,665
Series 2023-BAML6016, Rev., VRDO, LOC : Bank of America NA, 1.98%, 3/7/2025 (a) (b)	3,900	3,900
Total Minnesota		39,043
Mississippi — 2.1%
Mississippi Business Finance Corp., Chevron USA, Inc. Project Series 2011E, Rev., VRDO, 1.50%, 3/3/2025 (a)	5,100	5,100
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project
Series 2007A, Rev., VRDO, 1.50%, 3/3/2025 (a)	80,450	80,450
Series 2009D, Rev., VRDO, 1.50%, 3/3/2025 (a)	12,550	12,550
Series 2010J, Rev., VRDO, 1.50%, 3/3/2025 (a)	21,900	21,900
Series 2007B, Rev., VRDO, 1.65%, 3/3/2025 (a)	5,035	5,035
Series 2007C, Rev., VRDO, 1.65%, 3/3/2025 (a)	6,340	6,340
Series 2007E, Rev., VRDO, 1.65%, 3/3/2025 (a)	9,950	9,950
Series 2009A, Rev., VRDO, 1.65%, 3/3/2025 (a)	22,905	22,905
Series 2009B, Rev., VRDO, 1.65%, 3/3/2025 (a)	16,320	16,320
Series 2009C, Rev., VRDO, 1.65%, 3/3/2025 (a)	11,575	11,575
Series 2009E, Rev., VRDO, 1.65%, 3/3/2025 (a)	4,890	4,890
Series 2009F, Rev., VRDO, 1.65%, 3/3/2025 (a)	13,485	13,485
Series 2010I, Rev., VRDO, 1.65%, 3/3/2025 (a)	2,390	2,390
Series 2011G, Rev., VRDO, 1.65%, 3/3/2025 (a)	27,640	27,640
Total Mississippi		240,530
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Missouri — 0.9%
Health and Educational Facilities Authority of the State of Missouri, Ranken Technical College Series 2011B, Rev., VRDO, LOC : Northern Trust Co. (The), 1.55%, 3/3/2025 (a)	300	300
Industrial Development Authority of the City of St. Louis Missouri (The), St. Luke's Preservation Partners LP, Rev., VRDO, LOC : FHLMC, 1.88%, 3/7/2025 (a)	1,550	1,550
Missouri Development Finance Board, St. Louis Convention Center Hotel Garage Project Series 2020 C, Rev., VRDO, LOC : US Bank NA, 1.60%, 3/3/2025 (a)	2,460	2,460
Missouri Highway and Transportation Commission, Third Lien Series 2022 A, Rev., 5.00%, 5/1/2025	900	903
RBC Municipal Products, Inc. Trust, Floater Certificates
Series 2024-E-158, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	21,600	21,600
Series C-23, Rev., VRDO, LOC : Royal Bank of Canada, 1.90%, 3/7/2025 (a) (b)	12,000	12,000
Series C-16, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/7/2025 (a) (b)	43,250	43,250
Tender Option Bond Trust Receipts/Certificates
Series 2022-XG0382, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	10,640	10,640
Series 2024-ZF1744, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	4,595	4,595
Series 2022-YX1193, Rev., VRDO, LOC : Barclays Bank plc, 1.90%, 3/7/2025 (a) (b)	6,605	6,605
Total Missouri		103,903
Nebraska — 0.1%
Tender Option Bond Trust Receipts/Certificates
Series 2023-ZF3191, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.88%, 3/7/2025 (a) (b)	6,675	6,675
Series 2022-XX1253, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	9,340	9,340
Total Nebraska		16,015
Nevada — 0.2%
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3103, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	6,660	6,660
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nevada — continued
Series 2023-XG0511, GO, VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	9,000	9,000
Series 2023-XG0529, GO, VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	5,615	5,615
Total Nevada		21,275
New Hampshire — 1.1%
City of Manchester Series 2024-1, GO, BAN, 3.75%, 11/14/2025	28,300	28,436
City of Portsmouth, GO, BAN, 4.25%, 6/20/2025	7,681	7,697
New Hampshire Business Finance Authority, Novant Health Obligation Group Series 2024 C, Rev., VRDO, LOC : Truist Bank, 2.00%, 3/7/2025 (a)	11,000	11,000
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-157, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	50,925	50,925
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1190, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	21,715	21,715
Total New Hampshire		119,773
New Jersey — 5.5%
Borough of South Plainfield Series 2024B, GO, BAN, 4.00%, 8/13/2025	3,372	3,384
Borough of South River, General Improvement water Utility Series 2024A, GO, BAN, 4.00%, 12/10/2025	10,843	10,929
City of Cape May, GO, BAN, 3.75%, 9/11/2025	15,214	15,273
City of East Orange, GO, BAN, 3.50%, 10/16/2025	25,406	25,499
City of Hoboken
Series 2024 A, GO, BAN, 4.00%, 3/12/2025	2,750	2,751
Series 2025 A, GO, BAN, 4.00%, 3/10/2026 (c)	10,000	10,123
City of New Brunswick, GO, BAN, 4.50%, 4/30/2025	37,000	37,050
City of North Wildwood, GO, BAN, 4.00%, 7/29/2025	17,550	17,588
City of Ocean City, GO, BAN, 3.75%, 10/14/2025	30,000	30,172
City of Sea Isle City, Water and Sewer Utility, GO, BAN, 3.75%, 10/21/2025	40,500	40,722
City of Wildwood Series 2024A, GO, BAN, 4.00%, 12/11/2025	15,000	15,108
City of Woodbury, Capital Improvement Water and Sewer Utility Series 2024A, GO, BAN, 3.75%, 12/11/2025	5,500	5,535
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued
County of Monmouth, GO, BAN, 5.00%, 6/3/2025	5,000	5,027
County of Sussex, GO, BAN, 4.25%, 6/30/2025	7,555	7,571
Hudson County Improvement Authority, Local Unit Loan Program Series 2024B, Rev., GTD, 4.50%, 7/11/2025	9,000	9,030
RIB Floater Trust Various States Series 20, Rev., VRDO, LIQ : Barclays Bank plc, 1.92%, 3/7/2025 (a) (b)	38,000	38,000
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF1480, Rev., VRDO, LOC : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	5,440	5,440
Series 2024-XG0557, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	1,665	1,665
Series 2024-XM1200, Rev., VRDO, LOC : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	3,400	3,400
Series 2024-XX1359, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	4,385	4,385
Series 2024-CF7010, Rev., VRDO, LOC : Citibank NA, 1.98%, 3/7/2025 (a) (b)	7,920	7,920
Town of Phillipsburg, GO, BAN, 4.00%, 10/28/2025	16,505	16,610
Town of Secaucus, GO, BAN, 4.00%, 8/1/2025	40,153	40,259
Township of Branchburg Series 2024 B, GO, BAN, 3.75%, 10/8/2025	12,600	12,667
Township of Bridgewater, GO, BAN, 4.00%, 7/30/2025	23,839	23,896
Township of Hamilton Series 2024 B, GO, BAN, 3.50%, 10/9/2025	25,000	25,103
Township of Hillsborough Series 2024 B, GO, BAN, 4.00%, 11/13/2025	13,225	13,311
Township of Mahwah, GO, BAN, 4.25%, 5/30/2025	14,400	14,425
Township of Monroe
GO, BAN, 4.25%, 6/2/2025	24,750	24,793
Series 2024A, GO, BAN, 4.00%, 9/9/2025	13,863	13,934
Township of North Brunswick Series 2024 A, GO, BAN, 5.00%, 7/8/2025	1,155	1,162
Township of Robbinsville Series 2024 C, GO, BAN, 4.25%, 7/9/2025	23,506	23,563
Township of South Orange Village, GO, BAN, 4.25%, 6/26/2025	31,301	31,366
Township of Verona Series 2025 A, GO, BAN, 4.00%, 2/26/2026	15,062	15,233
Township of Voorhees Series 2024 A, GO, BAN, 4.00%, 9/23/2025	18,337	18,458
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	59

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
Township of West Orange
Series 2024, GO, BAN, 4.00%, 3/24/2025	2,712	2,713
GO, 4.00%, 11/5/2025	54,486	54,829
Total New Jersey		628,894
New Mexico — 0.0% ^
University of New Mexico (The), Subordinate Lien System Series 2002C, Rev., VRDO, LIQ : US Bank NA, 1.90%, 3/7/2025 (a)	3,000	3,000
New York — 13.0%
Altmar-Parish-Williamstown Central School District, GO, BAN, 3.75%, 6/26/2025	28,000	28,048
City of Glens Falls, GO, BAN, 4.00%, 2/27/2026	9,853	9,968
City of New York, Fiscal Year 2012 Series 2012D-3A, GO, VRDO, LIQ : Bank of New York Mellon (The), 1.65%, 3/3/2025 (a)	15,500	15,500
City of New York, Fiscal Year 2013
Series 2013, Subseries A-2, GO, VRDO, LOC : Mizuho Bank Ltd., 1.60%, 3/3/2025 (a)	35,040	35,040
Series 2013A-3, GO, VRDO, LOC : Mizuho Bank Ltd., 1.60%, 3/3/2025 (a)	42,225	42,225
City of New York, Fiscal Year 2018
Series 2018E, GO, VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (a)	10,055	10,055
Series 2018 C, GO, 5.00%, 8/1/2025	150	151
City of New York, Fiscal Year 2022
Series 2022D, Subseries D-3, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.50%, 3/3/2025 (a)	35,960	35,960
Subseries D-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.60%, 3/3/2025 (a)	24,025	24,025
City of New York, Fiscal Year 2023
Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 1.50%, 3/3/2025 (a)	5,950	5,950
Series 2023A, Subseries A-4, GO, VRDO, LIQ : TD Bank NA, 1.50%, 3/3/2025 (a)	19,365	19,365
County of Suffolk, GO, TAN, 4.00%, 7/25/2025	131,075	131,644
Deutsche Bank Spears
Series 2024-DB-8147, Rev., VRDO, LIQ : Deutsche Bank AG, 1.75%, 3/3/2025 (a) (b)	9,815	9,815
Series DB-8151, Rev., VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/7/2025 (a) (b)	7,355	7,355
Hamburg Central School District, GO, BAN, 4.25%, 5/29/2025	28,300	28,347
Metropolitan Transportation Authority
Series 2005 D2, Rev., VRDO, LOC : Bank of America NA, 1.50%, 3/3/2025 (a)	5,350	5,350
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Subseries 2002D-2B, Rev., VRDO, LOC : Truist Bank, 1.70%, 3/3/2025 (a)	3,090	3,090
Metropolitan Transportation Authority Dedicated Tax Fund
Series 2008A-1, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (a)	365	365
Series 2008A-2A, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (a)	3,850	3,850
Nassau County Industrial Development Agency, Cold Spring Harbor Laboratory Project Series 2006, Rev., VRDO, LIQ : TD Bank NA, 1.50%, 3/3/2025 (a)	15,375	15,375
New York City Housing Development Corp., Markham Gardens Apartment Series 2006 A, Rev., VRDO, LOC : FHLMC, 2.00%, 3/7/2025 (a)	11,000	11,000
New York City Municipal Water Finance Authority, Second General Resolution Series BB-1, Rev., VRDO, LIQ : Bank of America NA, 1.50%, 3/3/2025 (a)	36,360	36,360
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2014 Series 2014AA-4, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.60%, 3/3/2025 (a)	52,200	52,200
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2009BB-1, Rev., VRDO, LIQ : UBS AG, 1.63%, 3/3/2025 (a)	28,885	28,885
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series 2010CC, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.50%, 3/3/2025 (a)	49,980	49,980
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series DD-1, Rev., VRDO, LIQ : TD Bank NA, 1.50%, 3/3/2025 (a)	1,900	1,900
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2014 Series AA-5, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.50%, 3/3/2025 (a)	68,755	68,755
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series 2015 BB-3, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 1.84%, 3/7/2025 (a)	9,120	9,120
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2017 Series 2017 BB, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.60%, 3/3/2025 (a)	9,865	9,865
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries BB-2, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.60%, 3/3/2025 (a)	33,050	33,050
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2018 Series 2018 C-6, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 1.84%, 3/7/2025 (a)	12,245	12,245
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Series A-4, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.60%, 3/3/2025 (a)	51,575	51,575
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 2018 C-7, Rev., VRDO, LIQ : TD Bank NA, 1.50%, 3/3/2025 (a)	39,275	39,275
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series B-5, Rev., VRDO, LIQ : US Bank NA, 1.60%, 3/3/2025 (a)	15,100	15,100
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023, Subseries A-2, Rev., VRDO, LIQ : UBS AG, 1.50%, 3/3/2025 (a)	44,125	44,125
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2025 Subseries C-4, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.84%, 3/7/2025 (a)	41,500	41,500
Series 2025 Subseries C-3, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.85%, 3/7/2025 (a)	66,160	66,160
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-118, GO, VRDO, LOC : Royal Bank of Canada, 1.70%, 3/3/2025 (a) (b)	67,500	67,500
Series E-120, Rev., VRDO, LOC : Royal Bank of Canada, 1.70%, 3/3/2025 (a) (b)	19,800	19,800
Series E-146, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/6/2025 (a) (b)	46,325	46,325
Series 2018-E129, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	35,000	35,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series E-159, GO, VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	48,075	48,075
Series E-86, GO, VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	19,165	19,165
Series E-87, GO, VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	14,600	14,600
Series E-88, GO, VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	25,835	25,835
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF3310, Rev., VRDO, LOC : Barclays Bank plc, 1.35%, 3/3/2025 (a) (b)	13,460	13,460
Series 2023-XM1142, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.88%, 3/7/2025 (a) (b)	10,070	10,070
Series 2022-XF1420, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	4,800	4,800
Series 2022-XF1444, GO, VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	1,875	1,875
Series 2022-XF3002, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	10,700	10,700
Series 2022-XM1009, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	4,445	4,445
Series 2022-XM1015, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	18,750	18,750
Series 2023-XF1507, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	11,110	11,110
Series 2023-XL0441, GO, VRDO, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	3,800	3,800
Series 2023-XX1324, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	7,500	7,500
Town of Oyster Bay, GO, BAN, 4.00%, 3/6/2026 (c)	25,000	25,304
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2003 B-2, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (a)	8,050	8,050
Series 2005B-4A, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (a)	10,410	10,410
Series 2003B1, Rev., VRDO, LOC : US Bank NA, 1.60%, 3/3/2025 (a)	2,000	2,000
Series 2005B-4C, Rev., VRDO, LOC : US Bank NA, 1.60%, 3/3/2025 (a)	17,445	17,445
Trust for Cultural Resources of The City of New York, The Museum of Modern Art Series 2006A-2, Rev., VRDO, 1.80%, 3/7/2025 (a)	23,700	23,700
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	61

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Unadilla Valley Central School District, GO, BAN, 4.25%, 8/15/2025	9,500	9,542
Windsor Central School District, GO, BAN, 4.25%, 6/26/2025	24,439	24,490
Total New York		1,486,324
North Carolina — 1.1%
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health care Series 2021E, Rev., VRDO, LOC : Royal Bank of Canada, 1.55%, 3/3/2025 (a)	27,175	27,175
North Carolina Housing Finance Agency, Homeownership Series 52-C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 1.50%, 3/3/2025 (a)	28,750	28,750
North Carolina Housing Finance Agency, Homeownership-1998 Trust Series 55-B, Rev., VRDO, LIQ : TD Bank NA, 1.50%, 3/3/2025 (a)	26,300	26,300
North Carolina Medical Care Commission, First Health of the Carolina Project Series 2017D, Rev., VRDO, LOC : Truist Bank, 1.80%, 3/3/2025 (a)	18,500	18,500
Person County Industrial Facilities and Pollution Control Financing Authority, Recovery Zone Facility, Certainteed Gypsum, Inc., Rev., VRDO, LOC : Credit Industriel et Commercial, 1.89%, 3/7/2025 (a)	23,985	23,985
Tender Option Bond Trust Receipts/Certificates Series 2023-XF1603, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	5,865	5,865
Total North Carolina		130,575
Ohio — 2.0%
City of Sidney, Limited Tax Various Purpose, GO, BAN, 3.75%, 10/8/2025	20,620	20,735
County of Allen Hospital Facilities, Catholic Healthcare Partners Series 2012 B, Rev., VRDO, LOC : TD Bank NA, 1.80%, 3/7/2025 (a)	16,825	16,825
Kings Local School District, Unlimited Tax, GO, BAN, 4.50%, 7/16/2025	4,000	4,011
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2024C, Rev., VRDO, LIQ : TD Bank NA, 1.50%, 3/3/2025 (a)	38,495	38,495
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E132, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/6/2025 (a) (b)	42,350	42,350
Series 2019-E134, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	20,280	20,280
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
Series C-18, Rev., VRDO, LOC : Royal Bank of Canada, 1.90%, 3/7/2025 (a) (b)	8,000	8,000
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0570, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/3/2025 (a) (b)	8,315	8,315
Series 2024-XG0586, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/3/2025 (a) (b)	39,590	39,590
Series 2022-XX1247, Rev., VRDO, LOC : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	11,250	11,250
Series 2024-XL0553, Rev., VRDO, AGM, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	3,640	3,640
Series 2024-XM1198, Rev., VRDO, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	5,625	5,625
Series 2025-XM1208, GO, VRDO, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	5,200	5,200
Total Ohio		224,316
Oklahoma — 0.2%
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-140, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/6/2025 (a) (b)	24,510	24,510
Tender Option Bond Trust Receipts/Certificates Series 2025-XF3305, Rev., VRDO, AGC, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	2,000	2,000
Total Oklahoma		26,510
Oregon — 0.0% ^
State of Oregon, Article XI-Q State Project Series 2017 A, GO, 5.00%, 5/1/2025	550	552
Other — 0.4%
Tender Option Bond Trust Receipts/Certificates
Series 2024-CF7004, Rev., VRDO, LOC : Citibank NA, 1.98%, 3/7/2025 (a) (b)	20,000	20,000
Series 2024-CF7008, Rev., VRDO, LOC : Citibank NA, 1.98%, 3/7/2025 (a) (b)	15,000	15,000
Series 2024-CF7009, Rev., VRDO, LOC : Citibank NA, 1.98%, 3/7/2025 (a) (b)	7,475	7,475
Total Other		42,475
Pennsylvania — 1.2%
Delaware Valley Regional Finance Authority, Local Government Series 2024 B, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (a)	29,440	29,440
Deutsche Bank Spears Series DB-8161, Rev., VRDO, LOC : Deutsche Bank AG, 2.05%, 3/3/2025 (a) (b)	16,755	16,755
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project Series 2001A, Rev., VRDO, LOC : FNMA, 1.86%, 3/7/2025 (a)	13,410	13,410
Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project Series 2001A, Rev., VRDO, LOC : FNMA, 1.89%, 3/7/2025 (a)	13,020	13,020
Philadelphia Gas Works Co.
Series 8D, Rev., VRDO, LOC : TD Bank NA, 1.85%, 3/7/2025 (a)	5,170	5,170
Series C, Rev., VRDO, LOC : TD Bank NA, 1.85%, 3/7/2025 (a)	13,930	13,930
Series E, Rev., VRDO, LOC : TD Bank NA, 1.85%, 3/7/2025 (a)	5,000	5,000
RIB Floater Trust Various States
Series 2022-044, Rev., VRDO, LIQ : Barclays Bank plc, 1.40%, 3/3/2025 (a) (b)	3,640	3,640
Series 2023-013, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	8,805	8,805
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0594, Rev., VRDO, LIQ : UBS AG, 1.50%, 3/3/2025 (a) (b)	2,330	2,330
Series 2024-XG0595, Rev., VRDO, LIQ : UBS AG, 1.50%, 3/3/2025 (a) (b)	3,500	3,500
Series 2024-XF1700, Rev., VRDO, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	10,260	10,260
Series 2024-XF1770, Rev., VRDO, AGC, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	5,200	5,200
Series 2024-ZF1772, Rev., VRDO, AGC, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	3,580	3,580
Total Pennsylvania		134,040
Rhode Island — 0.1%
Rhode Island Health and Educational Building Corp., Educational Institution, International Institute of Rhode Island, Rev., VRDO, LOC : Bank of America NA, 1.87%, 3/7/2025 (a)	915	915
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1198, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	9,585	9,585
Total Rhode Island		10,500
South Carolina — 0.6%
Aiken County Consolidated School District Series 2024, GO, SCSDE, 5.00%, 4/1/2025	7,265	7,275
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

South Carolina — continued
Richland County School District No. 2 Series 2023A, GO, SCSDE, 5.00%, 3/1/2025	1,000	1,000
South Carolina Public Service Authority Series 2019A, Rev., VRDO, LOC : Bank of America NA, 1.97%, 3/7/2025 (a)	57,405	57,405
Tender Option Bond Trust Receipts/Certificates Series 2024-XF1778, Rev., VRDO, LIQ : Royal Bank of Canada, 1.90%, 3/7/2025 (a) (b)	5,285	5,285
Total South Carolina		70,965
South Dakota — 0.1%
South Dakota Housing Development Authority, Homeownership Mortgage Series 2022D, Rev., VRDO, LIQ : FHLB, 1.83%, 3/7/2025 (a)	10,100	10,100
Tennessee — 0.6%
Clarksville Public Building Authority, Pooled Financing, Rev., VRDO, LOC : Bank of America NA, 1.63%, 3/3/2025 (a)	12,550	12,550
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multi-Family Housing, Retreat Dry, Rev., VRDO, LOC : Citibank NA, 2.15%, 3/7/2025 (a)	4,310	4,310
Montgomery County Public Building Authority, Pooled Financing, Tennessee Country Pool, Rev., VRDO, LOC : Bank of America NA, 1.96%, 3/7/2025 (a)	1,385	1,385
Public Building Authority of Sevier County, Local Government Public Improvement Series VII-Q-1, Rev., VRDO, LOC : Truist Bank, 1.80%, 3/3/2025 (a)	27,175	27,175
Tender Option Bond Trust Receipts/Certificates
Series 2022-XL0369, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	10,000	10,000
Series 2018-XF2576, Rev., VRDO, LOC : Barclays Bank plc, 1.90%, 3/7/2025 (a) (b)	10,335	10,335
Total Tennessee		65,755
Texas — 3.8%
City of Austin, Texas Hotel Occupancy Tax, Subordinate Lien
Series 2008-B, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.83%, 3/7/2025 (a)	150	150
Series 2008A, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.86%, 3/7/2025 (a)	12,700	12,700
City of Brownsville, Combination Tax, GO, 5.00%, 2/15/2026 (c)	3,415	3,478
City of El Paso Series 2023, GO, 5.00%, 8/15/2025	1,080	1,091
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	63

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
City of Houston Series 2024A, GO, 5.00%, 3/1/2025	1,750	1,750
City of Plano, GO, 3.00%, 9/1/2025	1,000	1,000
Collin County Housing Finance Corp., Multi-Family Housing, Huntington Apartments Project, Rev., VRDO, LOC : Northern Trust Co. (The), 1.93%, 3/6/2025 (a)	12,305	12,305
County of Travis, Permanent Improvement Limited Tax Series 2024, GO, 5.00%, 3/1/2025	750	750
Deutsche Bank Spears
Series 2025-DBE8158, Rev., VRDO, LOC : Deutsche Bank AG, 2.05%, 3/3/2025 (a) (b)	10,435	10,435
Series 2025-DB-8156, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 1.91%, 3/7/2025 (a) (b)	5,645	5,645
Series 2025-DB8157, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 1.91%, 3/7/2025 (a) (b)	4,010	4,010
Series DB-8150, Rev., VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/7/2025 (a) (b)	4,500	4,500
Gulf Coast Authority, American Acryl LP Project, Rev., AMT, VRDO, LOC : Bank of Tokyo-Mitsubishi UFJ Ltd., 1.91%, 3/7/2025 (a)	12,000	12,000
Gulf Coast Authority, Waste Disposal Environmental Facilities, ExxonMobil Project, Rev., VRDO, 1.59%, 3/3/2025 (a)	1,525	1,525
Harris County Cultural Education Facilities Finance Corp., Texas Childrens Hospital Series 2015-2, Rev., VRDO, LOC : TD Bank NA, 1.80%, 3/7/2025 (a)	11,800	11,800
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project, Rev., VRDO, 1.55%, 3/3/2025 (a)	3,220	3,220
Lubbock Independent School District Series 2005-A, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 1.91%, 3/7/2025 (a)	10,150	10,150
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-149, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	9,800	9,800
Series E-150, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	5,000	5,000
San Antonio Water System, Subordinate Lien Series 2024A, Rev., VRDO, LIQ : Truist Bank, 1.75%, 3/3/2025 (a)	20,610	20,610
State of Texas, Veterans
GO, VRDO, LIQ : TD Bank NA, 1.84%, 3/7/2025 (a)	9,005	9,005
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Series 2011A, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.90%, 3/7/2025 (a)	13,230	13,230
Series 2012B, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.90%, 3/7/2025 (a)	12,435	12,435
Series 2013B, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.90%, 3/7/2025 (a)	10,230	10,230
Series 2015A, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.90%, 3/7/2025 (a)	19,250	19,250
State of Texas, Veterans Housing Assistance Program Series 2008B, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.90%, 3/7/2025 (a)	15,725	15,725
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System Series 2012B, Rev., VRDO, 1.90%, 3/7/2025 (a)	34,970	34,970
Tender Option Bond Trust Receipts/Certificates
Series 2024-XF3259, Rev., VRDO, LIQ : UBS AG, 1.50%, 3/3/2025 (a) (b)	13,375	13,375
Series 2024-XF3272, Rev., VRDO, LIQ : UBS AG, 1.50%, 3/3/2025 (a) (b)	2,800	2,800
Series 2025-BAML6036, Rev., VRDO, LOC : Bank of America NA, 1.70%, 3/3/2025 (a) (b)	7,560	7,560
Series 2025-XM1212, Rev., VRDO, LIQ : UBS AG, 1.86%, 3/7/2025 (a) (b)	4,670	4,670
Series 2023-XF3101, GO, VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	6,665	6,665
Series 2023-XG0535, Rev., VRDO, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	8,000	8,000
Series 2023-XL0446, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	5,905	5,905
Series 2023-XM1105, Rev., VRDO, AGM, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	6,265	6,265
Series 2024-XM1180, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	5,685	5,685
Series 2024-ZF3264, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	1,475	1,475
Series 2024-ZF3266, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	1,980	1,980
Series 2022-XF1392, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/7/2025 (a) (b)	5,000	5,000
Series 2023-XF1480, GO, VRDO, LIQ : TD Bank NA, 1.90%, 3/7/2025 (a) (b)	3,000	3,000
Series 2023-XL0455, GO, VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/7/2025 (a) (b)	7,435	7,435
Series 2024-ZF3263, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.92%, 3/7/2025 (a) (b)	1,190	1,190
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2023-BAML6013, Rev., VRDO, LOC : Bank of America NA, 1.99%, 3/7/2025 (a) (b)	7,200	7,200
Texas Department of Transportation State Highway Fund, First Tier Series 2014-B, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 1.88%, 3/7/2025 (a)	95,800	95,800
Total Texas		430,769
Utah — 0.0% ^
Tender Option Bond Trust Receipts/Certificates Series 2024-XG0563, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	4,125	4,125
Virginia — 1.3%
Albemarle County Economic Development Authority, Sentara Martha Jefferson Hospital Series 2018 A, Rev., VRDO, LIQ : TD Bank NA, 1.85%, 3/7/2025 (a)	58,500	58,500
Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project Series A, Rev., 5.00%, 5/15/2025	500	502
Loudoun County Economic Development Authority, Jack Kent Cooke Foundation Project Series 2004, Rev., VRDO, LOC : Northern Trust Co. (The), 1.90%, 3/7/2025 (a)	6,315	6,315
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2022C-20, Rev., VRDO, LOC : Royal Bank of Canada, 1.90%, 3/7/2025 (a) (b)	6,000	6,000
Roanoke Economic Development Authority, Carilion Health System Obligated Group
Series 2020 C, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (a)	10,000	10,000
Series 2005A, Rev., VRDO, LIQ : PNC Bank NA, 1.85%, 3/7/2025 (a)	19,920	19,920
Tender Option Bond Trust Receipts/Certificates
Series 2024-XF1716, Rev., VRDO, LOC : Bank of America NA, 1.63%, 3/3/2025 (a) (b)	18,900	18,900
Series 2024-BAML6039, Rev., VRDO, LOC : Bank of America NA, 1.70%, 3/3/2025 (a) (b)	7,560	7,560
Series 2024-XG0560, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	9,130	9,130
Series 2024-XX1356, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	4,250	4,250
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — continued
Series 2024-XX1364, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	4,150	4,150
Series 2018-XF0606, Rev., VRDO, LIQ : Bank of America NA, 1.92%, 3/7/2025 (a) (b)	1,705	1,705
Total Virginia		146,932
Washington — 0.8%
Deutsche Bank Spears
Series 2025-DB8163, GO, VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/7/2025 (a) (b)	11,875	11,875
Series DB-8162, GO, VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/7/2025 (a) (b)	9,495	9,495
Port of Tacoma, Subordinate Lien
Rev., AMT, VRDO, LOC : PNC Bank NA, 1.90%, 3/7/2025 (a)	15,000	15,000
Series 2019A, Rev., AMT, VRDO, LOC : PNC Bank NA, 1.90%, 3/7/2025 (a)	18,500	18,500
Tender Option Bond Trust Receipts/Certificates
Series 2022-XG0400, GO, VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	10,520	10,520
Series 2024-CF7011, Rev., VRDO, GNMA / FNMA / FHLMC, LOC : Citibank NA, 1.98%, 3/7/2025 (a) (b)	30,000	30,000
Total Washington		95,390
Wisconsin — 1.1%
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3117, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/3/2025 (a) (b)	18,400	18,400
Series 2024-XG0571, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/3/2025 (a) (b)	8,995	8,995
Series 2024-XG0576, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/3/2025 (a) (b)	6,535	6,535
Series 2024-XL0570, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	3,500	3,500
Series 2024-XX1361, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	6,910	6,910
Series 2024-XF1779, Rev., VRDO, LIQ : Royal Bank of Canada, 1.90%, 3/7/2025 (a) (b)	4,360	4,360
Series 2024-XL0533, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/7/2025 (a) (b)	4,095	4,095
Wisconsin Health and Educational Facilities Authority, Medical College of Wisconsin, Inc., (The) Series 2008B, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (a)	42,430	42,430
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	65

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Housing and Economic Development Authority Housing
Series 2023 C, Rev., VRDO, LIQ : FHLB, 1.86%, 3/7/2025 (a)	2,500	2,500
Series 2023F, Rev., VRDO, LIQ : FHLB, 1.86%, 3/7/2025 (a)	10,000	10,000
Wisconsin Housing and Economic Development Authority, Home Ownership
Series 2019B, Rev., VRDO, FNMA COLL, LIQ : FHLB, 1.85%, 3/7/2025 (a)	17,400	17,400
Series 2021B, Rev., VRDO, LIQ : FHLB, 1.85%, 3/7/2025 (a)	4,000	4,000
Total Wisconsin		129,125
Wyoming — 0.2%
Tender Option Bond Trust Receipts/Certificates Series 2025-XG0598, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	5,105	5,105
Wyoming Community Development Authority
Series 2023 2, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LIQ : TD Bank NA, 1.83%, 3/7/2025 (a)	3,200	3,200
Series 2024 2, Rev., VRDO, LIQ : Royal Bank of Canada, 1.90%, 3/7/2025 (a)	9,000	9,000
Total Wyoming		17,305
Total Municipal Bonds (Cost $7,168,966)		7,168,966
	SHARES (000)
Variable Rate Demand Preferred Shares — 9.2%
California — 1.3%
Nuveen California AMT - Free Quality Municipal Income Fund Series 6, LIQ : Sumitomo Mitsui Banking Corp., 1.89%, 3/7/2025# (b)	7,500	7,500
Nuveen California Quality Municipal Income Fund
Series 7, LIQ : Royal Bank of Canada, 1.93%, 3/7/2025# (b)	21,000	21,000
Series 4, LIQ : Royal Bank of Canada, 1.93%, 3/7/2025# (b)	72,500	72,500
Series 1-1362, LIQ : Societe Generale, 1.95%, 3/7/2025# (b)	41,200	41,200
Total California		142,200
INVESTMENTS ††	SHARES (000)	VALUE ($000)

New Jersey — 0.2%
BlackRock MuniHoldings New Jersey Quality Fund, Inc. Series W-7-1727, LIQ : Bank of America NA, 2.02%, 3/7/2025# (b)	25,000	25,000
Other — 7.7%
AllianceBernstein National Municipal Income Fund, Inc. Series LIQ : Bank of America NA, 2.02%, 3/7/2025# (b)	22,500	22,500
BlackRock Municipal 2030 Target Term Trust Series W-7, LIQ : Barclays Bank plc, 2.01%, 3/7/2025# (b)	15,000	15,000
BlackRock MuniYield Quality Fund, Inc.
Series W-7A, LIQ : Royal Bank of Canada, 2.00%, 3/7/2025# (b)	50,000	50,000
Series W-7, LIQ : TD Bank NA, 2.02%, 3/7/2025# (b)	31,100	31,100
Nuveen AMT - Free Municipal Credit Income Fund
Series 6, LIQ : Sumitomo Mitsui Banking Corp., 1.91%, 3/7/2025# (b)	190,300	190,300
Series 5, LIQ : Societe Generale, 1.91%, 3/7/2025# (b)	110,200	110,200
Nuveen AMT - Free Quality Municipal Income Fund
Series 4-4895, LIQ : Barclays Bank plc, 1.94%, 3/7/2025# (b)	25,000	25,000
Series 3-PFD, LIQ : TD Bank NA, 1.95%, 3/7/2025# (b)	211,000	211,000
Nuveen AMT-Free Quality Municipal Income Fund Series LIQ : Bank of America NA, 1.93%, 3/7/2025# (b)	20,000	20,000
Nuveen Quality Municipal Income Fund
Series 2-2525, LIQ : Barclays Bank plc, 2.01%, 3/7/2025# (b)	151,900	151,900
Series 1-2118, LIQ : Barclays Bank plc, 2.01%, 3/7/2025# (b)	51,600	51,600
Total Other		878,600
Total Variable Rate Demand Preferred Shares (Cost $1,045,800)		1,045,800
	PRINCIPAL AMOUNT ($000)
Short Term Investments — 28.3%
Commercial Paper — 28.3%
Alachua County Health Facilities Authority Series 08-A, 3.20%, 3/6/2025	27,740	27,740
Board of Regents of the University of Texas System
Series A, 3.18%, 3/3/2025	25,000	25,000
Series A, 3.00%, 3/5/2025	23,299	23,299
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Series A, 3.01%, 3/5/2025	25,000	25,000
Series A, 3.12%, 3/7/2025	18,000	18,000
Series A, 3.17%, 3/13/2025	25,000	25,000
Series A, 3.17%, 3/20/2025	25,000	25,000
Series A, 3.12%, 4/1/2025	19,500	19,500
Series A, 3.14%, 4/10/2025	15,000	15,000
Series A, 3.12%, 4/15/2025	25,000	25,000
Series A, 3.18%, 4/29/2025	9,600	9,600
Series A, 3.10%, 5/5/2025	25,000	25,000
Series A, 2.85%, 5/7/2025	8,375	8,375
Series A, 3.10%, 5/7/2025	16,500	16,495
Series A, 2.83%, 5/8/2025	21,500	21,500
Series A, 3.15%, 5/12/2025	7,000	7,000
Series C-1, 2.90%, 5/13/2025	25,000	25,000
Series A, 2.83%, 5/14/2025	3,100	3,100
Series A, 3.17%, 5/14/2025	25,000	25,000
Series A, 3.18%, 5/14/2025	14,653	14,653
Series A, 2.83%, 5/15/2025	25,000	25,000
Series A, 3.10%, 5/21/2025	5,937	5,935
Series A, 2.87%, 6/10/2025	20,000	20,000
Series A, 3.12%, 6/12/2025	25,000	25,000
Series A, 2.85%, 7/1/2025	25,000	25,000
Series A, 2.85%, 7/1/2025	7,000	7,000
Series A, 2.90%, 7/9/2025	10,500	10,500
Series A, 2.88%, 7/10/2025	25,000	25,000
Series A, 2.87%, 7/22/2025	25,000	25,000
Series A, 2.90%, 9/3/2025	5,000	5,000
Series A, 2.90%, 10/15/2025	25,000	25,000
Boston Water and Sewer Commission Series A, 2.80%, 5/5/2025	30,000	30,000
California Educational Facilities Authority, 2.75%, 3/21/2025	7,850	7,850
California Statewide Communities Development Authority
Series 9B-1, 3.10%, 3/13/2025	10,400	10,400
Series B-6, 3.15%, 3/13/2025	8,050	8,050
Series 08-B, 2.82%, 5/6/2025	30,000	30,000
Series 09-D, 2.75%, 5/14/2025	12,695	12,693
Series 08-C, 2.80%, 6/10/2025	8,000	8,000
Series 09-D, 2.82%, 6/10/2025	17,000	17,000
City of Atlanta
Series M-2, 2.94%, 3/26/2025	114,084	114,084
Series N-2, 2.95%, 3/26/2025	104,314	104,314
Series P-1, 2.95%, 5/15/2025	5,107	5,107
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Series P-1, 2.95%, 5/15/2025	4,336	4,336
City of Atlanta Water and Wastewater, 2.88%, 4/14/2025	48,070	48,070
City of Cape Coral Series A, 3.13%, 3/3/2025	10,000	10,000
City of Garland Series 2015, 3.14%, 3/5/2025	20,000	20,000
City of Houston
Series H-2, 2.80%, 3/6/2025	10,000	10,000
Series H-2, 2.85%, 3/6/2025	10,000	10,000
Series H-2, 3.15%, 3/6/2025	10,000	10,000
Series E-1, 2.80%, 3/13/2025	5,000	5,000
Series E-1, 2.80%, 3/18/2025	5,000	5,000
Series G-2, 2.90%, 4/8/2025	15,000	15,000
Series G-2, 2.90%, 4/10/2025	15,000	15,000
City of Jacksonville Series 2016, 2.83%, 5/21/2025	121,000	121,000
City of Memphis Series A, 2.90%, 5/5/2025	40,000	40,000
City of Philadelphia Water and Wastewater
Series B, 2.85%, 5/7/2025	10,000	10,000
Series B, 2.90%, 5/14/2025	8,780	8,780
City of Rochester
Series 2011, 2.80%, 3/11/2025	88,000	88,000
Series 08-C, 2.83%, 5/21/2025	50,000	50,000
Series 2014, 2.84%, 5/21/2025	60,000	60,000
County of Harris
Series C, 3.15%, 3/6/2025	3,150	3,150
Series A-1, 3.15%, 3/6/2025	1,230	1,230
Series C, 3.15%, 3/6/2025	960	960
Series A-1, 3.15%, 3/6/2025	4,540	4,540
Series A-1, 3.20%, 3/6/2025	11,250	11,250
Series A-1, 3.20%, 3/6/2025	1,860	1,860
Series C, 3.21%, 3/6/2025	1,880	1,880
Series A-1, 3.21%, 3/6/2025	150	150
Series K-2, 2.80%, 3/11/2025	5,520	5,520
Series A-1, 2.85%, 3/11/2025	2,640	2,640
Series C, 2.90%, 3/11/2025	3,300	3,300
Series A-1, 2.90%, 3/11/2025	1,250	1,250
Series A-1, 3.06%, 3/11/2025	5,990	5,990
Series C, 3.15%, 3/11/2025	8,540	8,540
Series A-1, 3.15%, 3/11/2025	2,120	2,120
Series K-2, 2.80%, 3/18/2025	14,445	14,445
Series K-2, 2.85%, 4/24/2025	1,870	1,870
County of Harris Toll Road
Series K, 2.80%, 3/12/2025	1,980	1,980
Series K, 3.15%, 3/12/2025	3,410	3,410
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	67

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Series K, 3.18%, 3/12/2025	8,580	8,580
Series K, 2.80%, 4/8/2025	6,380	6,380
County of King
Series A, 2.85%, 5/5/2025	30,000	30,000
Series A, 2.88%, 5/12/2025	34,200	34,200
County of Miami-Dade Aviation Series 2021, 2.95%, 3/11/2025	118,000	118,000
Dallas Area Rapid Transit
Series I, 2.85%, 3/6/2025	4,257	4,257
Series I, 3.15%, 3/6/2025	4,736	4,736
Series I, 3.17%, 5/8/2025	19,577	19,577
Series I, 2.85%, 6/5/2025	3,455	3,455
District of Columbia Series 22A, 2.80%, 3/6/2025	18,000	18,000
Health and Educational Facilities Authority of the State of Missouri
Series 14-E, 3.07%, 3/6/2025	50,000	50,000
Series 14-D, 2.85%, 3/11/2025	50,000	50,000
Series 14-C, 3.07%, 3/13/2025	50,000	50,000
Series 14-B, 2.87%, 4/8/2025	50,000	50,000
Indiana Finance Authority Series D-2, 2.93%, 6/5/2025	100,325	100,325
Jacksonville Aviation Authority Series 92, 3.10%, 7/10/2025	20,000	20,000
Louisville and Jefferson County Metropolitan Sewer District
Series A-1, 2.81%, 3/10/2025	101,098	101,098
Series A-1, 2.87%, 3/17/2025	10,000	10,000
Lower Colorado River Authority
Series B, 2.85%, 3/20/2025	2,730	2,730
Series B, 2.90%, 3/20/2025	24,149	24,149
Series B, 2.84%, 4/1/2025	36,492	36,492
Massachusetts Water Resources Authority Series 2016, 2.85%, 5/7/2025	12,000	12,000
Michigan State University
Series G, 2.83%, 3/12/2025	8,665	8,665
Series G, 2.83%, 5/12/2025	23,989	23,989
Municipal Improvement Corp. of Los Angeles Series A-2, 2.80%, 3/4/2025	6,428	6,428
Omaha Public Power District
Series A, 3.10%, 3/4/2025	12,050	12,050
Series A, 2.83%, 3/10/2025	14,950	14,950
Series A, 2.84%, 3/13/2025	9,300	9,300
Series A, 2.80%, 4/1/2025	15,000	15,000
Series A, 2.83%, 4/3/2025	13,700	13,700
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Series A, 2.84%, 5/1/2025	15,000	15,000
Series A, 2.86%, 5/5/2025	15,000	15,000
Series A, 2.83%, 5/8/2025	12,500	12,500
Series A, 2.83%, 5/19/2025	12,500	12,500
Pennsylvania Higher Educational Facilities Authority
3.08%, 3/25/2025	25,000	25,000
3.06%, 4/22/2025	10,250	10,250
3.05%, 5/14/2025	8,335	8,335
2.79%, 6/3/2025	25,000	25,000
Rutgers, The State University of New Jersey
Series B, 2.85%, 5/8/2025	13,000	13,000
2.83%, 5/14/2025	16,021	16,021
Southwestern Illinois Development Authority
Series 17-B, 2.88%, 3/5/2025	49,870	49,870
Series 17-B, 2.84%, 3/17/2025	15,000	15,000
State of California Department of Water Resources Series 1, 2.80%, 3/6/2025	10,157	10,157
State of Oregon Department of Transportation
Series A-2, 3.10%, 3/19/2025	64,427	64,427
Series A-1, 2.90%, 4/17/2025	23,465	23,465
Series A-1, 2.82%, 5/14/2025	53,137	53,137
Texas Public Finance Authority
Series 19, 3.13%, 3/6/2025	2,600	2,600
Series 19, 3.15%, 3/6/2025	25,000	25,000
Series 19, 2.90%, 6/4/2025	61,275	61,275
Series 19, 2.90%, 6/5/2025	65,000	65,000
University of California
Series A, 3.03%, 3/5/2025	15,000	15,000
Series A, 2.80%, 3/21/2025	13,550	13,550
Series A, 2.70%, 3/25/2025	22,905	22,905
University of California Board of Regents Series A, 2.75%, 3/20/2025	10,000	10,000
University of Houston Series TE-A, 3.20%, 3/3/2025	3,340	3,340
University of Massachusetts Building Authority Series 13B1, 3.09%, 3/4/2025	47,817	47,817
University of Michigan Series B, 2.85%, 5/5/2025	11,000	11,000
University of Minnesota
Series H, 2.83%, 3/11/2025	4,500	4,500
Series 07-B, 2.80%, 4/2/2025	6,200	6,200
Series 07-C, 2.80%, 4/2/2025	8,500	8,500
Series H, 2.80%, 4/2/2025	14,000	14,000
Series G, 2.83%, 5/1/2025	5,716	5,716
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Series H, 2.87%, 5/5/2025	10,000	10,000
Series F, 2.86%, 5/6/2025	29,100	29,100
Series H, 2.85%, 5/21/2025	44,000	44,000
University of North Carolina System
Series D, 2.81%, 5/6/2025	10,000	10,000
Series D, 2.83%, 5/20/2025	19,000	19,000
University of Pittsburgh-of the Commonwealth System of Higher Education
Series B-2, 3.20%, 3/6/2025	23,000	23,000
Series B-1, 2.80%, 7/8/2025	23,000	23,000
Total Commercial Paper (Cost $3,237,692)		3,237,692
Total Short Term Investments (Cost $3,237,692)		3,237,692
Total Investments — 100.3% (Cost $11,452,458) *		11,452,458
Liabilities in Excess of Other Assets — (0.3)%		(32,322)
NET ASSETS — 100.0%		11,420,136

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
TAN	Tax Anticipation Note
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of February 28, 2025.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	69

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 79.4%
Alabama — 1.2%
Tender Option Bond Trust Receipts/Certificates
Series 2024-XX1353, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	1,225	1,225
Series 2023-XM1131, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/7/2025 (a) (b)	4,000	4,000
Series 2025-BAML5063, Rev., VRDO, LOC : Bank of America NA, 2.06%, 3/7/2025 (a) (b)	24,600	24,600
Total Alabama		29,825
Alaska — 1.2%
Alaska Housing Finance Corp., Home Mortgage Series 2002A, Rev., AMT, VRDO, LIQ : FHLB, 1.70%, 3/3/2025 (b)	7,870	7,870
City of Valdez, Exxon Pipeline Co. Project Series 1993-C, Rev., VRDO, 1.50%, 3/3/2025 (b)	16,050	16,050
Tender Option Bond Trust Receipts/Certificates Series 2024-XF1788, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/7/2025 (a) (b)	5,625	5,625
Total Alaska		29,545
Arizona — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2023-YX1272, Rev., VRDO, LOC : Barclays Bank plc, 1.91%, 3/7/2025 (a) (b)	2,755	2,755
California — 3.7%
Alameda County Industrial Development Authority, Plyproperties Project Series 1997A, Rev., VRDO, LOC : Wells Fargo Bank NA, 1.89%, 3/7/2025 (b)	1,745	1,745
City of San Jose, Multi-Family Housing, Almaden Lake Village Apartments Series 2000A, Rev., VRDO, LOC : FNMA, 1.83%, 3/7/2025 (b)	2,000	2,000
County of Sacramento, Special Facilities Apartment, Cessna Aircraft Co. Project, Rev., VRDO, LOC : Bank of America NA, 1.90%, 3/7/2025 (b)	2,775	2,775
Mizuho Floater Series 2023-MIZ9122, Rev., VRDO, LIQ : Mizuho Capital Markets LLC, 2.25%, 3/3/2025 (a) (b)	14,280	14,280
San Diego Housing Authority, Multi-Family Housing Series 2006B, Rev., VRDO, LOC : Citibank NA, 1.94%, 3/7/2025 (b)	6,030	6,030
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF3030, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/3/2025 (a) (b)	2,400	2,400
Series 2024-BAML6023, Rev., VRDO, LOC : Bank of America NA, 1.65%, 3/3/2025 (a) (b)	12,000	12,000
Series 2024-BAML6024, Rev., VRDO, LOC : Bank of America NA, 1.65%, 3/3/2025 (a) (b)	17,955	17,955
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Series 2025-BAML6045, Rev., VRDO, LOC : Bank of America NA, 1.65%, 3/3/2025 (a) (b)	15,000	15,000
Series 2025- CF7005, Rev., VRDO, LOC : Citibank NA, 1.98%, 3/7/2025 (a) (b)	10,000	10,000
Series 2025-CF7013, Rev., VRDO, LOC : Citibank NA, 1.98%, 3/7/2025 (a) (b)	5,000	5,000
Total California		89,185
Colorado — 3.5%
County of Arapahoe, Multi-Family Rental Housing, Hunter's Run Holdings LP, Rev., VRDO, LOC : FHLMC, 1.88%, 3/7/2025 (b)	320	320
RIB Floater Trust Various States Series 2023-017, Rev., VRDO, LOC : Barclays Bank plc, 2.16%, 4/4/2025 (a) (b)	20,000	20,000
Tender Option Bond Trust Receipts/Certificates
Series 2025-ZF1826, Rev., VRDO, LOC : Royal Bank of Canada, 1.90%, 3/7/2025 (a) (b)	2,215	2,215
Series 2022-XF3053, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/7/2025 (a) (b)	10,125	10,125
Series 2022-XX1260, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/7/2025 (a) (b)	9,120	9,120
Series 2022-ZF3061, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/7/2025 (a) (b)	3,335	3,335
Series 2023-XM1151, Rev., VRDO, LOC : UBS AG, 1.91%, 3/7/2025 (a) (b)	3,750	3,750
Series XX1261, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/7/2025 (a) (b)	3,750	3,750
Series 2016-ZF0467, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/7/2025 (a) (b)	3,200	3,200
Series 2023-XF3141, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.92%, 3/7/2025 (a) (b)	11,250	11,250
Series 2024-ZF1771, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/7/2025 (a) (b)	1,670	1,670
Series 2022-XG0424, Rev., VRDO, LIQ : Royal Bank of Canada, 1.93%, 3/7/2025 (a) (b)	4,800	4,800
Series 2025-ZF3300, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.94%, 3/7/2025 (a) (b)	1,000	1,000
Series 2023-XF1621, Rev., VRDO, LIQ : Bank of America NA, 1.97%, 3/7/2025 (a) (b)	3,750	3,750
University of Colorado Series 2024 A, Rev., 5.00%, 6/1/2025	5,000	5,019
Total Colorado		83,304
Connecticut — 0.2%
Town of Ledyard Series B, GO, BAN, 4.00%, 8/12/2025	5,500	5,517
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
District of Columbia — 1.2%
Tender Option Bond Trust Receipts/Certificates
Series 2025-XG0601, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/3/2025 (a) (b)	9,360	9,360
Series 2023-XL0454, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/7/2025 (a) (b)	4,935	4,935
Series 2024-ZF3247, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/7/2025 (a) (b)	6,535	6,535
Series 2024-XG0583, Rev., VRDO, LIQ : Bank of America NA, 1.94%, 3/7/2025 (a) (b)	2,100	2,100
Series 2024-ZF3287, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.94%, 3/7/2025 (a) (b)	3,350	3,350
Washington Metropolitan Area Transit Authority Dedicated, Sustainability Climate Transition Bonds Series 2023A, Rev., 5.00%, 7/15/2025	1,350	1,359
Total District of Columbia		27,639
Florida — 8.2%
Alachua County Housing Finance Authority, Multi-Family, Santa Fe Apartments Project, Rev., VRDO, LOC : Citibank NA, 2.02%, 3/7/2025 (b)	2,530	2,530
Collier County Industrial Development Authority, Ave Maria Utility Co. Project Series 2024, Rev., AMT, VRDO, LOC : Northern Trust Co. (The), 2.05%, 3/7/2025 (b)	16,425	16,425
County of Broward, Power and Light Co., Project Series 2018A, Rev., AMT, VRDO, 1.75%, 3/7/2025 (b)	20,000	20,000
County of St. Lucie, Power and Light Co., Project, Rev., VRDO, 1.75%, 3/7/2025 (b)	25,000	25,000
Florida Housing Finance Corp., College Park Holdings Ltd. Project Series 2006 D, Rev., VRDO, LIQ : FHLMC, 2.00%, 3/7/2025 (b)	6,575	6,575
Florida Housing Finance Corp., Valencia Village Apartments Series 1999G-1, Rev., VRDO, FNMA, LIQ : FNMA, 2.00%, 3/7/2025 (b)	55	55
Hillsborough County, Housing Finance Authority, Multi-Family Housing, Brandywine Apartments, Rev., VRDO, LOC : Citibank NA, 2.02%, 3/7/2025 (b)	50	50
JEA Water and Sewer System Series 2008A-1, Rev., VRDO, LIQ : US Bank NA, 1.50%, 3/3/2025 (b)	975	975
Miami-Dade County Industrial Development Authority, Florida Power and Light Co. Project Series 2024A, Rev., AMT, VRDO, 2.05%, 3/7/2025 (b)	23,500	23,500
Public Finance Authority Series 2025-VRS202, Rev., VRDO, LOC : Bank of America NA, 1.65%, 3/3/2025 (a) (b)	5,000	5,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Tender Option Bond Trust Receipts/Certificates
Series 2024-XX1340, Rev., VRDO, LIQ : Barclays Bank plc, 1.40%, 3/3/2025 (a) (b)	4,875	4,875
Series 2024-XF3223, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/3/2025 (a) (b)	7,860	7,860
Series 2025-YX1371, Rev., VRDO, LOC : Barclays Bank plc, 1.60%, 3/3/2025 (a) (b)	2,840	2,840
Series 2024-XF3239, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	6,280	6,280
Series 2024-XF3242, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	3,340	3,340
Series 2024-XM1197, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	3,000	3,000
Series 2023-XL0430, Rev., VRDO, LOC : Barclays Bank plc, 1.91%, 3/7/2025 (a) (b)	3,750	3,750
Series 2023-XX1322, Rev., VRDO, LOC : Barclays Bank plc, 1.91%, 3/7/2025 (a) (b)	4,085	4,085
Series 2024-ZF3225, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/7/2025 (a) (b)	3,750	3,750
Series 2023-XF1523, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/7/2025 (a) (b)	2,440	2,440
Series 2023-XF1637, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/7/2025 (a) (b)	3,400	3,400
Series 2023-XG0545, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/7/2025 (a) (b)	1,875	1,875
Series 2024-ZF1748, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/7/2025 (a) (b)	3,555	3,555
Series 2018-XL0091, Rev., VRDO, LIQ : Deutsche Bank AG, 1.93%, 3/7/2025 (a) (b)	12,000	12,000
Series 2022-XF3004, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.94%, 3/7/2025 (a) (b)	7,500	7,500
Series 2024-ZF3286, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.94%, 3/7/2025 (a) (b)	3,415	3,415
Series 2025-ZF3294, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.94%, 3/7/2025 (a) (b)	4,010	4,010
Series 2025-ZF3295, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.94%, 3/7/2025 (a) (b)	3,245	3,245
Series 2023-XF1463, Rev., VRDO, LIQ : TD Bank NA, 1.96%, 3/7/2025 (a) (b)	2,135	2,135
Series 2022-XL0290, Rev., VRDO, LIQ : Deutsche Bank AG, 2.01%, 3/7/2025 (a) (b)	13,190	13,190
Total Florida		196,655
Georgia — 4.0%
Bartow-Cartersville Joint Development Authority, Hanwha Q Cells USA, Inc. Project Series 2023A, Rev., AMT, VRDO, LOC : Korea Development Bank, 2.12%, 3/7/2025 (a) (b)	66,000	66,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	71

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
Development Authority of Monroe County (The), Florida Power and Light Co. Project Series 2019, Rev., AMT, VRDO, 2.05%, 3/7/2025 (b)	2,720	2,720
Development Authority of Monroe County (The), Gulf Power Co. Project, Rev., AMT, VRDO, 2.10%, 3/7/2025 (b)	20,000	20,000
Tender Option Bond Trust Receipts/Certificates
Series 2024-ZF3285, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.94%, 3/7/2025 (a) (b)	3,320	3,320
Series 2023-XG0520, Rev., VRDO, LIQ : Bank of America NA, 1.96%, 3/7/2025 (a) (b)	3,300	3,300
Total Georgia		95,340
Hawaii — 0.5%
Tender Option Bond Trust Receipts/Certificates
Series 2022-YX1252, Rev., VRDO, LOC : Barclays Bank plc, 1.90%, 3/7/2025 (a) (b)	2,945	2,945
Series 2025-XL0589, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/7/2025 (a) (b)	4,000	4,000
Series 2025-XX1375, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/7/2025 (a) (b)	3,000	3,000
Series 2025-YX1377, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/7/2025 (a) (b)	2,220	2,220
Total Hawaii		12,165
Idaho — 0.2%
Idaho Housing and Finance Association, Single Family Mortgage Series 2016 A-3, Class I, Rev., AMT, VRDO, LIQ : FHLB, 1.80%, 3/7/2025 (b)	5,865	5,865
Illinois — 2.9%
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2024-E-160, GO, VRDO, LOC : Royal Bank of Canada, 1.90%, 3/7/2025 (a) (b)	10,000	10,000
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF3311, GO, VRDO, LIQ : UBS AG, 1.50%, 3/3/2025 (a) (b)	7,080	7,080
Series 2023-XG0434, GO, VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	2,750	2,750
Series 2022-XX1243, Rev., VRDO, LOC : Barclays Bank plc, 1.90%, 3/7/2025 (a) (b)	5,625	5,625
Series 2022-XX1264, GO, VRDO, LOC : Barclays Bank plc, 1.92%, 3/7/2025 (a) (b)	10,000	10,000
Series 2023-XG0538, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/7/2025 (a) (b)	2,820	2,820
Series 2024-ZF1743, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/7/2025 (a) (b)	2,225	2,225
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Series 2017-XG0108, Rev., VRDO, LOC : Barclays Bank plc, 1.94%, 3/7/2025 (a) (b)	15,000	15,000
Series 2020-MS0029, Rev., VRDO, LOC : Morgan Stanley Bank NA, 2.11%, 3/7/2025 (a) (b)	15,000	15,000
Total Illinois		70,500
Indiana — 2.6%
City of Hammond, Cargill, Inc. Project Series 2005, Rev., VRDO, 1.83%, 3/7/2025 (b)	11,000	11,000
City of Indianapolis, Multi-Family Housing, Limited Obligations Nora Common
Series 2004 A, Rev., AMT, VRDO, LOC : US Bank NA, 1.70%, 3/3/2025 (b)	10,780	10,780
Series 2004B, Rev., VRDO, LOC : US Bank NA, 2.05%, 3/7/2025 (b)	530	530
Crown Point Community School Corp. Series 2024, GO, 4.25%, 7/15/2025	4,960	4,974
Gary Chicago International Airport Authority, Special Purpose Facilities, Jet Center Project, Rev., VRDO, LOC : BMO Harris Bank NA, 1.90%, 3/7/2025 (b)	1,575	1,575
Indiana Finance Authority, Solid Waste Disposal, Four-Leaf Clover Dairy LLC, Rev., VRDO, LOC : Bank of America NA, 2.33%, 3/7/2025 (b)	4,100	4,100
Indiana Finance Authority, Solid Waste Disposal, New Holland Dairy Leasing, Rev., VRDO, LOC : Bank of America NA, 2.31%, 3/7/2025 (b)	2,000	2,000
Indiana Housing and Community Development Authority, Single Family Mortgage Series 2017C-3, Rev., VRDO, LIQ : TD Bank NA, 1.50%, 3/3/2025 (b)	2,725	2,725
Indiana Municipal Power Agency, Power Supply System Series 2019 B, Rev., VRDO, LOC : Truist Bank, 1.75%, 3/3/2025 (b)	5,000	5,000
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-162, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	20,000	20,000
Total Indiana		62,684
Kentucky — 4.8%
Louisville Regional Airport Authority, OH LLC Project Series 2006 A, Rev., VRDO, 1.75%, 3/3/2025 (b)	20,100	20,100
Louisville Regional Airport Authority, UPS Worldwide Forwarding, Inc.
Series 1999 B, Rev., VRDO, 1.75%, 3/3/2025 (b)	12,500	12,500
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kentucky — continued
Series 1999A, Rev., VRDO, 1.75%, 3/3/2025 (b)	48,700	48,700
Series 1999C, Rev., VRDO, 1.75%, 3/3/2025 (b)	33,125	33,125
Total Kentucky		114,425
Louisiana — 1.4%
Consolidated Government of the City of Baton Rouge and Parish of East Baton Rouge, Exxon Mobil Corp., Rev., VRDO, 1.59%, 3/3/2025 (b)	9,000	9,000
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (b)	23,650	23,650
Total Louisiana		32,650
Maryland — 1.9%
Deutsche Bank Spears Series 2023-DB-8096, Rev., VRDO, LIQ : Deutsche Bank AG, 1.90%, 3/3/2025 (a) (b)	5,600	5,600
Maryland Community Development Administration, Housing and Community Development
Series 2006G, Rev., AMT, VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (b)	5,480	5,480
Series 2006J, Rev., AMT, VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (b)	28,785	28,785
Maryland Health and Higher Educational Facilities Authority, University of Maryland Medical System Series 2025C-2, Rev., VRDO, LOC : PNC Bank NA, 1.83%, 3/7/2025 (b)	6,000	6,000
Total Maryland		45,865
Massachusetts — 1.7%
City of Beverly, GO, BAN, 4.50%, 6/27/2025	2,363	2,369
City of Lowell, GO, BAN, 4.00%, 10/24/2025	4,433	4,456
City of Revere, GO, BAN, 4.00%, 8/21/2025	4,273	4,289
City of Springfield, GO, BAN, 4.50%, 5/2/2025	3,512	3,519
RIB Floater Trust Various States Series 39, Rev., VRDO, LIQ : Barclays Bank plc, 1.40%, 3/3/2025 (a) (b)	1,235	1,235
Tender Option Bond Trust Receipts/Certificates Series 2024-XF3218, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/3/2025 (a) (b)	13,050	13,050
Town of Bellingham, GO, BAN, 4.25%, 5/30/2025	1,855	1,857
Town of Monson, GO, BAN, 4.25%, 8/20/2025	1,200	1,206
Town of Southbridge, GO, BAN, 4.50%, 5/30/2025	6,070	6,082
Town of Templeton, GO, BAN, 4.00%, 2/19/2026	2,430	2,453
Total Massachusetts		40,516
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — 0.7%
Grand Traverse County Hospital Finance Authority, Munson Healthcare Obligated Group Series 2019C, Rev., VRDO, LOC : PNC Bank NA, 1.32%, 3/3/2025 (b)	9,875	9,875
Tender Option Bond Trust Receipts/Certificates Series 2021-XF1115, Rev., VRDO, LIQ : Deutsche Bank AG, 1.93%, 3/7/2025 (a) (b)	7,990	7,990
Total Michigan		17,865
Minnesota — 1.5%
Minnesota Higher Education Facilities Authority, Concordia University, St. Paul Series 6Q, Rev., VRDO, LOC : US Bank NA, 1.61%, 3/3/2025 (b)	1,100	1,100
Minnesota Housing Finance Agency, Residential Housing Finance Series 2016F, Rev., AMT, VRDO, GNMA / FNMA / FHLMC COLL, LIQ : FHLB, 1.88%, 3/7/2025 (b)	34,375	34,375
Total Minnesota		35,475
Mississippi — 1.0%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project
Series 2009D, Rev., VRDO, 1.50%, 3/3/2025 (b)	15,000	15,000
Series 2007C, Rev., VRDO, 1.65%, 3/3/2025 (b)	1,415	1,415
Series 2009A, Rev., VRDO, 1.65%, 3/3/2025 (b)	1,000	1,000
Series 2009C, Rev., VRDO, 1.65%, 3/3/2025 (b)	805	805
Series 2009E, Rev., VRDO, 1.65%, 3/3/2025 (b)	360	360
Series 2009G, Rev., VRDO, 1.65%, 3/3/2025 (b)	1,945	1,945
Tender Option Bond Trust Receipts/Certificates Series 2023-XG0546, COP, VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	4,400	4,400
Total Mississippi		24,925
Missouri — 0.1%
Health and Educational Facilities Authority of the State of Missouri, Ranken Technical College Series 2011B, Rev., VRDO, LOC : Northern Trust Co. (The), 1.55%, 3/3/2025 (b)	285	285
Health and Educational Facilities Authority of the State of Missouri, The Washington University Series 2000 C, Rev., VRDO, LIQ : US Bank NA, 1.45%, 3/3/2025 (b)	2,200	2,200
Total Missouri		2,485
New Hampshire — 0.2%
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-157, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	4,075	4,075
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	73

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — 1.9%
Borough of Wood-Ridge, GO, BAN, 3.75%, 2/23/2026	8,000	8,057
City of Somers Point, GO, BAN, 4.50%, 8/28/2025	8,500	8,545
RIB Floater Trust Various States
Series 2024-005, GO, BAN, VRDO, LIQ : Barclays Bank plc, 1.40%, 3/3/2025 (a) (b)	900	900
Series 20, Rev., VRDO, LIQ : Barclays Bank plc, 1.92%, 3/7/2025 (a) (b)	4,850	4,850
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF3309, Rev., VRDO, LIQ : UBS AG, 1.50%, 3/3/2025 (a) (b)	4,550	4,550
Series 2023-XL0470, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	5,185	5,185
Series 2020-XF0957, Rev., VRDO, LOC : Royal Bank of Canada, 1.93%, 3/7/2025 (a) (b)	2,500	2,500
Town of Morristown, GO, BAN, 4.50%, 6/4/2025	1,825	1,829
Township of Bridgewater, Water Utility, GO, 4.00%, 7/30/2025	2,427	2,433
Township of Eastampton, GO, BAN, 4.50%, 7/22/2025	6,415	6,432
Total New Jersey		45,281
New York — 16.7%
Alfred Almond Central School District, GO, BAN, 4.50%, 6/26/2025	4,255	4,264
Amsterdam City School District, GO, BAN, 4.00%, 8/1/2025	2,000	2,005
Arlington Central School District, GO, BAN, 4.00%, 10/30/2025	3,000	3,016
Baldwinsville Central School District Series 2024B, GO, BAN, 4.00%, 7/18/2025	11,000	11,026
Battery Park City Authority Series 2019D-2, Rev., VRDO, LIQ : TD Bank NA, 1.50%, 3/3/2025 (b)	5,950	5,950
Bay Shore Union Free School District, Suffolk County, GO, BAN, 4.00%, 7/15/2025	20,250	20,306
Center Moriches Union Free School District, GO, TAN, 4.00%, 6/26/2025	3,500	3,509
Chazy Union Free School District, GO, BAN, 4.00%, 6/26/2025	4,025	4,034
Churchville-Chili Central School District, GO, BAN, 4.00%, 6/26/2025	7,000	7,021
City of Albany, GO, BAN, 4.00%, 3/21/2025	13,103	13,108
City of New York, Fiscal Year 2014 Series 2014D-4, GO, VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (b)	5,955	5,955
City of New York, Fiscal Year 2022 Subseries D-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.60%, 3/3/2025 (b)	4,175	4,175
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
City of Newburgh Series 2025 A, GO, BAN, 4.00%, 3/5/2026 (c)	4,000	4,035
City of Olean Series 2024 A, GO, BAN, 4.25%, 7/24/2025	3,080	3,086
City of Oneida, GO, BAN, 4.50%, 3/28/2025	850	851
City of Oswego, GO, BAN, 4.50%, 4/17/2025	10,000	10,010
City of Peekskill, GO, BAN, 4.00%, 8/22/2025	1,550	1,556
City of Rome, GO, BAN, 4.50%, 6/11/2025	3,940	3,948
Cobleskill-Richmondville Central School District, GO, BAN, 4.50%, 6/20/2025	4,635	4,644
County of Suffolk, GO, TAN, 4.00%, 7/25/2025	10,000	10,041
Fonda-Fultonville Central School District, GO, BAN, 4.50%, 7/11/2025	3,000	3,007
Geneseo Central School District, GO, BAN, 4.50%, 6/26/2025	5,000	5,012
Gorham-Middlesex Central School District, GO, BAN, 3.75%, 7/16/2025 (c)	5,500	5,510
Greenville Central School District, GO, BAN, 4.00%, 6/27/2025	5,700	5,713
Hamburg Central School District Series 2024A, GO, BAN, 3.75%, 5/29/2025	1,815	1,817
Indian River Central School District at Philadelphia, GO, BAN, 4.50%, 6/26/2025	10,000	10,023
Liberty Central School District, GO, BAN, 4.00%, 6/27/2025	4,000	4,010
Maine-Endwell Central School District, GO, BAN, 4.00%, 9/26/2025	2,129	2,137
Metropolitan Transportation Authority Subseries 2002D-2B, Rev., VRDO, LOC : Truist Bank, 1.70%, 3/3/2025 (b)	1,000	1,000
Metropolitan Transportation Authority Dedicated Tax Fund
Series 2008A-1, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (b)	100	100
Series 2008A-2A, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (b)	2,440	2,440
Moravia Central School District, GO, BAN, 4.50%, 6/26/2025	3,500	3,509
Naples Central School District, GO, BAN, 4.25%, 6/25/2025	3,000	3,005
New York City Housing Development Corp., Multi-Family Atlantic Court Apartments Series 2005A, Rev., VRDO, LOC : FHLMC, 1.80%, 3/7/2025 (b)	16,740	16,740
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2011 Series DD-3B, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.60%, 3/3/2025 (b)	9,975	9,975
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2014 Series 2014AA-4, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.60%, 3/3/2025 (b)	4,125	4,125
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2009BB-1, Rev., VRDO, LIQ : UBS AG, 1.63%, 3/3/2025 (b)	12,050	12,050
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series 2010CC, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.50%, 3/3/2025 (b)	3,955	3,955
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2014 Series AA-5, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.50%, 3/3/2025 (b)	2,875	2,875
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series 2015BB-2, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.60%, 3/3/2025 (b)	12,500	12,500
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Series D-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.50%, 3/3/2025 (b)	7,375	7,375
New York State Housing Finance Agency, Tribeca Park Series ADJ A, Rev., AMT, VRDO, LOC : FNMA, 2.35%, 3/7/2025 (b)	12,300	12,300
North Merrick Union Free School District, GO, TAN, 3.75%, 5/28/2025	1,530	1,532
North Salem Central School District, GO, BAN, 3.38%, 6/20/2025	1,800	1,801
Oswego City School District
GO, BAN, 3.75%, 7/18/2025	4,765	4,773
GO, BAN, 4.50%, 7/18/2025	515	518
Penfield Central School District, GO, BAN, 3.75%, 6/26/2025	6,500	6,513
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-118, GO, VRDO, LOC : Royal Bank of Canada, 1.70%, 3/3/2025 (a) (b)	4,475	4,475
Series E-146, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/6/2025 (a) (b)	6,725	6,725
Series E-159, GO, VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	13,975	13,975
Southern Cayuga Central School District, GO, BAN, 4.00%, 7/17/2025 (c)	2,000	2,006
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Springville-Griffith Institute Central School District, GO, BAN, 4.00%, 8/15/2025	1,441	1,444
Stamford Central School District, GO, BAN, 4.50%, 6/26/2025	4,632	4,642
Susquehanna Valley Central School District, Conklin Broome County, GO, BAN, 4.00%, 9/19/2025	1,712	1,718
Tender Option Bond Trust Receipts/Certificates
Series 2025-YX1372, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/3/2025 (a) (b)	13,900	13,900
Series 2023-XF3184, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	11,575	11,575
Series 2024-XL0568, Rev., VRDO, AGC, LOC : TD Bank NA, 1.89%, 3/7/2025 (a) (b)	7,175	7,175
Series 2024-XM1192, Rev., VRDO, LOC : Royal Bank of Canada, 1.90%, 3/7/2025 (a) (b)	4,950	4,950
Town of Greece, GO, BAN, 4.00%, 10/10/2025	1,500	1,508
Town of Hempstead, GO, BAN, 3.40%, 12/18/2025	10,000	10,008
Town of Lansing, GO, BAN, 3.50%, 12/18/2025	1,770	1,775
Town of Salina, GO, BAN, 4.25%, 6/6/2025	8,245	8,258
Town of Union, GO, BAN, 3.75%, 2/20/2026	3,942	3,968
Union Endicott Central School District, Broome and Tioga Counties, GO, BAN, 3.75%, 10/17/2025	1,818	1,824
Village of Fairport, GO, BAN, 3.50%, 5/30/2025	1,000	1,001
Village of Hamburg, GO, BAN, 4.00%, 9/18/2025	2,000	2,006
Village of Nyack, GO, BAN, 4.00%, 2/13/2026	7,400	7,469
Village of Penn Yan, GO, BAN, 4.50%, 7/17/2025	2,000	2,004
Village of Port Jefferson, GO, BAN, 3.75%, 10/10/2025	2,300	2,309
Village of Scotia, GO, BAN, 4.50%, 6/27/2025	4,750	4,760
Village of Sleepy Hollow, GO, BAN, 3.75%, 11/14/2025	1,896	1,902
Weedsport Central School District, GO, BAN, 4.50%, 7/17/2025	4,000	4,010
West Irondequoit Central School District, GO, BAN, 3.75%, 6/24/2025	3,500	3,507
Williamson Central School District, GO, BAN, 3.75%, 6/26/2025	4,500	4,509
Total New York		400,258
North Carolina — 0.5%
North Carolina Housing Finance Agency, Homeownership-1998 Trust Series 55-B, Rev., VRDO, LIQ : TD Bank NA, 1.50%, 3/3/2025 (b)	800	800
Tender Option Bond Trust Receipts/Certificates
Series 2022-XM1011, Rev., VRDO, AGM, LOC : Royal Bank of Canada, 1.93%, 3/7/2025 (a) (b)	4,200	4,200
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	75

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Carolina — continued
Series 2023-XG0527, Rev., VRDO, LIQ : Bank of America NA, 1.95%, 3/7/2025 (a) (b)	4,930	4,930
University of North Carolina, Hospital at Chapel Hill Series B, Rev., VRDO, LIQ : TD Bank NA, 1.50%, 3/3/2025 (b)	1,980	1,980
Total North Carolina		11,910
North Dakota — 0.3%
Tender Option Bond Trust Receipts/Certificates Series 2024-XG0559, Rev., VRDO, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	6,600	6,600
Ohio — 1.2%
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Series 2013B-2, Rev., VRDO, LIQ : TD Bank NA, 1.50%, 3/3/2025 (b)	6,675	6,675
Tender Option Bond Trust Receipts/Certificates
Series 2024-YX1357, Rev., VRDO, LOC : Barclays Bank plc, 1.96%, 3/6/2025 (a) (b)	5,450	5,450
Series 2023-XG0507, Rev., VRDO, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	2,800	2,800
Series 2024-YX1342, Rev., VRDO, LOC : Barclays Bank plc, 1.90%, 3/7/2025 (a) (b)	2,815	2,815
Series 2025-XL0588, Rev., VRDO, LOC : Royal Bank of Canada, 1.90%, 3/7/2025 (a) (b)	7,500	7,500
Series 2025-ZF1813, Rev., VRDO, LOC : Royal Bank of Canada, 1.90%, 3/7/2025 (a) (b)	3,000	3,000
Total Ohio		28,240
Oklahoma — 0.2%
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF1572, Rev., VRDO, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	2,220	2,220
Series 2024-XG0581, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	3,615	3,615
Total Oklahoma		5,835
Oregon — 2.8%
Marion County Housing Authority, Residence at Marian, Rev., VRDO, LOC : US Bank NA, 2.46%, 3/7/2025 (b)	180	180
Oregon State Facilities Authority, Peacehealth Series 2018B, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (b)	19,825	19,825
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oregon — continued
Port of Portland, International Airport
Series Subseries18B, Rev., AMT, VRDO, LOC : Industrial & Commercial Bank of China, 1.84%, 3/7/2025 (b)	7,175	7,175
Subseries 18A, Rev., AMT, VRDO, LOC : Industrial & Commercial Bank of China, 2.73%, 3/7/2025 (b)	6,500	6,500
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2025-E-163, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	12,475	12,475
Tender Option Bond Trust Receipts/Certificates
Series 2023-ZL0472, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/7/2025 (a) (b)	6,355	6,355
Series 2023-ZL0520, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.96%, 3/7/2025 (a) (b)	4,190	4,190
Series 2024-ZF1728, Rev., VRDO, LIQ : Bank of America NA, 1.96%, 3/7/2025 (a) (b)	2,390	2,390
Series 2024-ZF3245, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.96%, 3/7/2025 (a) (b)	3,530	3,530
Series 2024-ZF3248, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.96%, 3/7/2025 (a) (b)	2,220	2,220
Series 2024-ZF3262, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.96%, 3/7/2025 (a) (b)	1,760	1,760
Total Oregon		66,600
Other — 0.5%
FHLMC, Multi-Family VRD Certificates
Series M025, Rev., VRDO, LIQ : FHLMC, 3.54%, 3/7/2025 (a) (b)	4,515	4,515
Series M026, Rev., VRDO, LIQ : FHLMC, 3.54%, 3/7/2025 (a) (b)	6,665	6,665
Total Other		11,180
Pennsylvania — 2.1%
Delaware Valley Regional Finance Authority, Local Government Series 2024 B, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (b)	1,975	1,975
General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group Series 2019E, Rev., VRDO, LIQ : US Bank NA, 1.55%, 3/3/2025 (b)	1,575	1,575
Northampton County General Purpose Authority, St. Luke's Hospital Obligated Group Series 2024 B, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (b)	9,950	9,950
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF3041, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	4,000	4,000
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Series 2022-XG0412, Rev., VRDO, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	3,115	3,115
Series 2022-XG0413, Rev., VRDO, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	2,665	2,665
Series 2023-XG0536, GO, VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	2,500	2,500
Series 2023-ZF3186, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	1,555	1,555
Series 2022-XG0437, Rev., VRDO, LOC : Barclays Bank plc, 1.91%, 3/7/2025 (a) (b)	5,000	5,000
Series 2023-XF1634, Rev., VRDO, AGM, LOC : Royal Bank of Canada, 1.92%, 3/7/2025 (a) (b)	2,665	2,665
Series 2024-XG0551, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/7/2025 (a) (b)	1,850	1,850
Series 2024-ZF1782, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/7/2025 (a) (b)	2,405	2,405
Series 2022-XM1083, Rev., VRDO, AGM, LOC : Royal Bank of Canada, 1.94%, 3/7/2025 (a) (b)	11,375	11,375
Total Pennsylvania		50,630
South Carolina — 1.2%
South Carolina Jobs-Economic Development Authority, Prisma Health Obligated Group
Series 2018B, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (b)	12,970	12,970
Series 2018C, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (b)	6,400	6,400
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF1810, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/7/2025 (a) (b)	6,300	6,300
Series 2024-XG0552, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/7/2025 (a) (b)	2,590	2,590
Total South Carolina		28,260
Tennessee — 0.6%
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multi-Family Housing, Retreat Dry, Rev., VRDO, LOC : Citibank NA, 2.15%, 3/7/2025 (b)	3,950	3,950
Tender Option Bond Trust Receipts/Certificates
Series 2023-YX1289, Rev., VRDO, LOC : Barclays Bank plc, 1.91%, 3/7/2025 (a) (b)	5,210	5,210
Series 2022-XL0382, Rev., VRDO, LOC : Royal Bank of Canada, 1.93%, 3/7/2025 (a) (b)	5,055	5,055
Total Tennessee		14,215
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — 4.4%
Deutsche Bank Spears
Series 2025-DBE8159, Rev., VRDO, LOC : Deutsche Bank AG, 2.05%, 3/3/2025 (a) (b)	8,880	8,880
Series DB-8142, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 1.91%, 3/7/2025 (a) (b)	4,735	4,735
Gilmer Industrial Development Corp., Duoline Technologies LP Series 2008-A, Rev., VRDO, LOC : Wells Fargo Bank NA, 1.96%, 3/7/2025 (b)	3,910	3,910
Harris County Industrial Development Corp., Exxon Corp. Project, Rev., VRDO, 1.59%, 3/3/2025 (b)	7,700	7,700
Lower Neches Valley Authority Industrial Development Corp., Exxon Capital Ventures, Inc. Series B-4, Rev., VRDO, 1.59%, 3/3/2025 (b)	7,825	7,825
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project
Rev., VRDO, 1.55%, 3/3/2025 (b)	700	700
Rev., VRDO, 1.55%, 3/3/2025 (b)	645	645
Series 2001B3, Rev., VRDO, 1.59%, 3/3/2025 (b)	5,835	5,835
RIB Floater Trust Various States Series 2022-006, Rev., VRDO, LOC : Barclays Bank plc, 2.16%, 4/11/2025 (a) (b)	28,280	28,280
Southeast Texas Housing Finance Corp., Wyndham Park Apartments, Rev., VRDO, LOC : FNMA, 2.00%, 3/7/2025 (b)	7,300	7,300
State of Texas, Veterans, GO, AMT, VRDO, LIQ : State Street Bank & Trust Co., 1.95%, 3/7/2025 (b)	4,830	4,830
State of Texas, Veterans Housing Assistance Program Series 2002A-2, GO, AMT, VRDO, LIQ : State Street Bank & Trust Co., 1.95%, 3/5/2025 (b)	765	765
Tender Option Bond Trust Receipts/Certificates
Series 2024-XX1360, Rev., VRDO, LIQ : Barclays Bank plc, 1.40%, 3/3/2025 (a) (b)	3,750	3,750
Series 2024-XL0556, GO, VRDO, PSF-GTD, LIQ : UBS AG, 1.50%, 3/3/2025 (a) (b)	2,950	2,950
Series 2025-BAML6043, Rev., VRDO, LOC : Bank of America NA, 1.70%, 3/3/2025 (a) (b)	7,650	7,650
Series 2022-XM1050, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	950	950
Series 2022-XF1140, Rev., VRDO, LOC : Deutsche Bank AG, 1.91%, 3/7/2025 (a) (b)	9,750	9,750
Total Texas		106,455
Utah — 0.5%
Tender Option Bond Trust Receipts/Certificates
Series 2022-XX1249, Rev., VRDO, LOC : Barclays Bank plc, 1.91%, 3/7/2025 (a) (b)	2,920	2,920
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	77

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Utah — continued
Series 2023-XM1146, Rev., VRDO, LOC : UBS AG, 1.91%, 3/7/2025 (a) (b)	6,750	6,750
Series 2025-XL0577, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/7/2025 (a) (b)	3,500	3,500
Total Utah		13,170
Washington — 2.6%
Port of Seattle, First Lien Series 2021, Rev., AMT, 5.00%, 9/1/2025	1,600	1,614
Port of Tacoma, Subordinate Lien, Rev., AMT, VRDO, LOC : PNC Bank NA, 1.90%, 3/7/2025 (b)	30,545	30,545
State of Washington
Series R 2025 C, GO, 5.00%, 7/1/2025	15,500	15,593
Series R-2025B, GO, 5.00%, 7/1/2025	5,750	5,785
Tender Option Bond Trust Receipts/Certificates
Series 2023-ZL0513, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/7/2025 (a) (b)	2,745	2,745
Series 2024-ZF1738, Rev., VRDO, LIQ : Bank of America NA, 1.93%, 3/7/2025 (a) (b)	1,885	1,885
Series 2024-ZF1739, Rev., VRDO, LIQ : Bank of America NA, 1.93%, 3/7/2025 (a) (b)	2,225	2,225
Series 2024-ZF3250, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.96%, 3/7/2025 (a) (b)	2,490	2,490
Total Washington		62,882
Wisconsin — 1.1%
Tender Option Bond Trust Receipts/Certificates Series 2023-XL0447, Rev., VRDO, LOC : Barclays Bank plc, 1.90%, 3/7/2025 (a) (b)	6,750	6,750
Wisconsin Health and Educational Facilities Authority, Medical College of Wisconsin, Inc., (The) Series 2008B, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (b)	9,070	9,070
Wisconsin Housing and Economic Development Authority Housing
Series 2007F, Rev., AMT, VRDO, LOC : Bank of America NA, 1.89%, 3/7/2025 (b)	8,270	8,270
Series 2007G, Rev., AMT, VRDO, GO OF AUTH HUD LN, LOC : Bank of America NA, 1.89%, 3/7/2025 (b)	2,120	2,120
Total Wisconsin		26,210
Total Municipal Bonds (Cost $1,906,986)		1,906,986
INVESTMENTS ††	SHARES (000)	VALUE ($000)
Variable Rate Demand Preferred Shares — 9.1%
Other — 9.1%
BlackRock MuniAssets Fund, Inc. Series LIQ : Bank of America NA, 2.02%, 3/7/2025# (a)	45,000	45,000
BlackRock Municipal 2030 Target Term Trust Series W-7, LIQ : Barclays Bank plc, 2.01%, 3/7/2025# (a)	66,500	66,500
BlackRock MuniYield Quality Fund, Inc.
Series W-7A, LIQ : Royal Bank of Canada, 2.00%, 3/7/2025# (a)	30,000	30,000
Series W-7, LIQ : TD Bank NA, 2.02%, 3/7/2025# (a)	30,000	30,000
Nuveen AMT - Free Municipal Credit Income Fund Series 6, LIQ : Sumitomo Mitsui Banking Corp., 1.91%, 3/7/2025# (a)	20,000	20,000
Nuveen AMT - Free Quality Municipal Income Fund Series 3-PFD, LIQ : TD Bank NA, 1.95%, 3/7/2025# (a)	7,500	7,500
Nuveen Quality Municipal Income Fund Series 2-2525, LIQ : Barclays Bank plc, 2.01%, 3/7/2025# (a)	20,000	20,000
Total Variable Rate Demand Preferred Shares (Cost $219,000)		219,000
	PRINCIPAL AMOUNT ($000)
Short Term Investments — 12.2%
Commercial Paper — 12.2%
Board of Regents of the University of Texas System
Series A, 3.20%, 3/12/2025	7,500	7,500
Series A, 3.14%, 4/10/2025	10,000	10,000
Series C-1, 2.94%, 5/1/2025	5,000	5,000
Series A, 2.85%, 7/1/2025	7,000	7,000
Series A, 2.90%, 7/9/2025	10,000	10,000
Series A, 2.92%, 7/17/2025	25,000	25,000
City of Atlanta
Series M-2, 2.94%, 3/26/2025	30,000	30,000
Series N-2, 2.95%, 3/26/2025	62,000	62,000
Series P-1, 2.95%, 5/15/2025	15,000	15,000
City of Atlanta Water and Wastewater Series A-2, 2.90%, 6/3/2025	7,100	7,100
City of Memphis Series A, 2.90%, 5/5/2025	10,000	10,000
County of Harris Toll Road Series K, 3.18%, 3/12/2025	10,000	10,000
County of Miami-Dade Aviation Series 2021, 2.95%, 3/11/2025	10,000	10,000
General Authority of Southcentral Pennsylvania, 2.93%, 4/2/2025	26,400	26,400
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Health Care Authority of the City of Huntsville (The)
2.88%, 3/5/2025	13,000	13,000
2.93%, 4/3/2025	10,000	10,000
Jacksonville Aviation Authority Series 92, 3.10%, 7/10/2025	8,300	8,300
Texas Public Finance Authority
Series 19, 3.15%, 3/6/2025	10,000	10,000
Series 19, 2.90%, 6/4/2025	10,000	10,000
University of Massachusetts Building Authority Series 13B1, 3.09%, 3/4/2025	5,000	5,000
University of North Texas System Series A, 2.80%, 3/6/2025	1,500	1,500
Total Commercial Paper (Cost $292,800)		292,800
Total Short Term Investments (Cost $292,800)		292,800
Total Investments — 100.7% (Cost $2,418,786) *		2,418,786
Liabilities in Excess of Other Assets — (0.7)%		(16,623)
NET ASSETS — 100.0%		2,402,163

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
PSF-GTD	Permanent School Fund Guaranteed
Rev.	Revenue
TAN	Tax Anticipation Note
VRDO	Variable Rate Demand Obligation

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of February 28, 2025.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	79

JPMorgan California Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 67.5%
California — 67.5%
Bay Area Toll Authority, Toll Bridge
Series 2023B, Rev., VRDO, LOC : Barclays Bank plc, 0.85%, 3/3/2025 (a)	550	550
Series 2024D, Rev., VRDO, LOC : TD Bank NA, 0.90%, 3/3/2025 (a)	1,625	1,625
California Educational Facilities Authority, California Institute of Technology
Series A, Rev., VRDO, 0.83%, 3/7/2025 (a)	175	175
Series B, Rev., VRDO, 0.95%, 3/7/2025 (a)	300	300
California Health Facilities Financing Authority, Catholic Healthcare West Series 2011 C, Rev., VRDO, LOC : Bank of Montreal, 0.80%, 3/7/2025 (a)	1,725	1,725
California Housing Finance Agency, Montecito Village Affordable LP Series 2009B, Rev., VRDO, LIQ : FHLMC, 1.70%, 3/7/2025 (a)	350	350
California Municipal Finance Authority, Chevron USA, Inc. Series 2010A, Rev., VRDO, 1.15%, 3/3/2025 (a)	440	440
California Municipal Finance Authority, Chevron USA, Inc., Project
Rev., VRDO, 1.15%, 3/3/2025 (a)	4,600	4,600
Series 2010B, Rev., VRDO, 1.15%, 3/3/2025 (a)	5,130	5,130
California Municipal Finance Authority, Multi-Family Housing, Pacific Meadows Apartments Series 2010A, Rev., VRDO, LIQ : FHLMC, 1.86%, 3/7/2025 (a)	580	580
California Municipal Finance Authority, Recology, Inc. Project Series 2024A, Rev., AMT, VRDO, LOC : PNC Bank NA, 1.29%, 3/7/2025 (a) (b)	5,000	5,000
California Municipal Finance Authority, Recovery Zone Facility, Chevron USA, Inc., Project Series 2010C, Rev., VRDO, 1.15%, 3/3/2025 (a)	1,230	1,230
California Statewide Communities Development Authority, Rady Children's Hospital
Series 2008A, Rev., VRDO, LOC : US Bank NA, 0.80%, 3/3/2025 (a)	10,240	10,240
Series 2008B, Rev., VRDO, LOC : Wells Fargo Bank NA, 1.00%, 3/3/2025 (a)	355	355
City of Irvine, Assessment District No. 07-22, Limited Obligation Improvement Series A, VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.05%, 3/3/2025 (a)	875	875
City of Modesto, Multi-Family Housing Westdale Commons Series 2002 A, Rev., VRDO, LOC : FNMA, 0.82%, 3/7/2025 (a)	1,100	1,100
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
City of San Jose, Multi-Family Housing, Almaden Lake Village Apartments Series 1997A, Rev., VRDO, LOC : FNMA, 1.83%, 3/7/2025 (a)	8,500	8,500
County of Los Angeles, Rev., TRAN, 5.00%, 6/30/2025	6,000	6,036
County of Riverside, Rev., TRAN, 5.00%, 6/30/2025	1,680	1,691
County of Riverside, Teeter Plan Obligation Series 2024 A, Rev., 3.00%, 10/17/2025	1,000	1,001
County of San Bernardino, Somerset Apartments LLC Series 1999A, Rev., VRDO, LOC : FNMA, 1.00%, 3/7/2025 (a)	950	950
County of Santa Cruz, Rev., TRAN, 5.00%, 7/1/2025	3,000	3,018
Deutsche Bank Spears Series DB-8144, GO, VRDO, LIQ : Deutsche Bank AG, 1.75%, 3/3/2025 (a) (b)	11,875	11,875
Los Angeles Unified School District, Dedicated Unlimited Ad Valorem Property Tax Series 2024 QRR, GO, 5.00%, 7/1/2025	1,000	1,008
Metropolitan Water District of Southern California, Waterworks Series 2016 B-2, Rev., VRDO, LIQ : TD Bank NA, 0.90%, 3/3/2025 (a)	1,990	1,990
Mizuho Floater Series 2023-MIZ9122, Rev., VRDO, LIQ : Mizuho Capital Markets LLC, 2.25%, 3/3/2025 (a) (b)	7,600	7,600
RBC Municipal Products, Inc. Trust, Floater Certificates Series C-21, Rev., VRDO, LOC : Royal Bank of Canada, 1.86%, 3/7/2025 (a) (b)	7,250	7,250
Regents of the University of California Medical Center Pooled
Series 2007B-1, Rev., VRDO, 0.85%, 3/3/2025 (a)	1,000	1,000
Series 2013 K, Rev., VRDO, 0.85%, 3/3/2025 (a)	2,650	2,650
Series 2020 O-1, Rev., VRDO, 0.85%, 3/3/2025 (a)	5,000	5,000
RIB Floater Trust Various States
Series 45, GO, VRDO, LIQ : Barclays Bank plc, 1.30%, 3/3/2025 (a) (b)	1,950	1,950
Series 2022-010, Rev., VRDO, LOC : Barclays Bank plc, 1.30%, 3/7/2025 (a) (b)	1,975	1,975
Series 2022-015, Rev., VRDO, LOC : Barclays Bank plc, 2.11%, 4/4/2025 (a) (b)	5,670	5,670
Riverside County Transportation Commission Sales Tax Series 2017B, Rev., 5.00%, 6/1/2025	2,125	2,138
Sacramento County Housing Authority, Multi-Family Housing, Ashford Park Apartments Series 1996D, Rev., VRDO, FNMA, LIQ : FNMA, 1.00%, 3/7/2025 (a)	2,480	2,480
Sacramento County Housing Authority, River Terrace Apartments Series C, Rev., VRDO, FNMA, LIQ : FNMA, 1.00%, 3/7/2025 (a)	845	845
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Sacramento Municipal Utility District, Electric Series 2023C, Rev., VRDO, LIQ : TD Bank NA, 0.85%, 3/3/2025 (a)	8,000	8,000
San Jose Unified School District, Santa Clara County, GO, 5.00%, 8/1/2025	575	581
State of California, Various Purpose Series 2003C-1, GO, VRDO, LOC : TD Bank NA, 0.65%, 3/7/2025 (a)	415	415
Tender Option Bond Trust Receipts/Certificates
Series 2024-BAML5060, Rev., VRDO, LOC : Bank of America NA, 1.45%, 3/3/2025 (a) (b)	4,835	4,835
Series 2024-BAML6030, Rev., VRDO, LOC : Bank of America NA, 1.50%, 3/3/2025 (a) (b)	4,000	4,000
Series 2022-XF3028, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/3/2025 (a) (b)	2,950	2,950
Series 2022-XF3030, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/3/2025 (a) (b)	9,550	9,550
Series 2025-BAML6044, Rev., VRDO, LOC : Bank of America NA, 1.60%, 3/3/2025 (a) (b)	4,000	4,000
Series 2022-XM1007, Rev., VRDO, LIQ : Royal Bank of Canada, 1.88%, 3/6/2025 (a) (b)	1,065	1,065
Series 2022-XM1036, Rev., VRDO, LIQ : Bank of America NA, 1.79%, 3/7/2025 (a) (b)	2,665	2,665
Series 2022-XF1376, Rev., VRDO, LIQ : Bank of America NA, 1.81%, 3/7/2025 (a) (b)	2,500	2,500
Series 2024-XG0587, Rev., VRDO, LIQ : Bank of America NA, 1.82%, 3/7/2025 (a) (b)	1,800	1,800
Series 2023-ZF3187, GO, VRDO, LIQ : Morgan Stanley Bank NA, 1.87%, 3/7/2025 (a) (b)	5,535	5,535
Series 2022-XX1239, GO, VRDO, LIQ : Barclays Bank plc, 1.88%, 3/7/2025 (a) (b)	4,675	4,675
Series 2022-XX1262, Rev., VRDO, LIQ : Barclays Bank plc, 1.88%, 3/7/2025 (a) (b)	1,875	1,875
Series 2022-XX1263, Rev., VRDO, LIQ : Barclays Bank plc, 1.88%, 3/7/2025 (a) (b)	1,875	1,875
Series 2022-YX1200, Rev., VRDO, LIQ : Barclays Bank plc, 1.88%, 3/7/2025 (a) (b)	1,600	1,600
Series 2025-ZF1809, Rev., VRDO, LOC : Royal Bank of Canada, 1.88%, 3/7/2025 (a) (b)	2,675	2,675
Series 2022-XF1415, Rev., VRDO, LIQ : TD Bank NA, 1.89%, 3/7/2025 (a) (b)	1,705	1,705
Series 2022-XG0372, COP, VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	2,655	2,655
Series 2022-XG0393, GO, VRDO, LOC : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	2,400	2,400
Series 2022-XG0430, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	3,105	3,105
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Series 2022-XL0384, GO, VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	1,900	1,900
Series 2022-XM1064, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	3,375	3,375
Series 2023-XL0501, GO, VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	990	990
Series 2023-ZF3162, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	2,220	2,220
Series 2024-ZF1773, Rev., VRDO, LOC : Royal Bank of Canada, 1.90%, 3/7/2025 (a) (b)	1,670	1,670
Series 2024-XF1708, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/7/2025 (a) (b)	1,790	1,790
Series 2024-ZF3265, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/7/2025 (a) (b)	1,065	1,065
Series 2022-XF1384, Rev., VRDO, LIQ : TD Bank NA, 1.92%, 3/7/2025 (a) (b)	1,500	1,500
Series 2025-CF7012, Rev., VRDO, LOC : Citibank NA, 1.98%, 3/7/2025 (a) (b)	2,400	2,400
Series 2025-CF7013, Rev., VRDO, LOC : Citibank NA, 1.98%, 3/7/2025 (a) (b)	3,900	3,900
Series 2025-CF7014, Rev., VRDO, LOC : Citibank NA, 1.98%, 3/7/2025 (a) (b)	5,000	5,000
Series 2023-007, Rev., VRDO, LOC : Barclays Bank plc, 2.11%, 4/4/2025 (a) (b)	7,700	7,700
University of California Series 2013AL-4, Rev., VRDO, 1.00%, 3/3/2025 (a)	845	845
Western Municipal Water District Facilities Authority Series 2012A, Rev., VRDO, LOC : TD Bank NA, 0.75%, 3/7/2025 (a)	665	665
Total California		214,383
Total Municipal Bonds (Cost $214,383)		214,383
	SHARES (000)
Variable Rate Demand Preferred Shares — 11.7%
California — 11.7%
Nuveen California AMT - Free Quality Municipal Income Fund Series 6, LIQ : Sumitomo Mitsui Banking Corp., 1.89%, 3/7/2025# (b)	12,000	12,000
Nuveen California Quality Municipal Income Fund Series 1-1362, LIQ : Societe Generale, 1.95%, 3/7/2025# (b)	25,000	25,000
Total Variable Rate Demand Preferred Shares (Cost $37,000)		37,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	81

JPMorgan California Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — 20.2%
Commercial Paper — 20.2%
California Educational Facilities Authority, 2.75%, 3/21/2025	10,000	10,000
California Health Facilities Financing Authority, 2.85%, 5/8/2025	6,000	6,000
California State University Institute Series A, 2.60%, 3/5/2025	5,000	5,000
California Statewide Communities Development Authority
Series B-6, 3.15%, 3/13/2025	3,000	3,000
Series 09-D, 2.75%, 5/14/2025	7,000	7,000
Series 9B-2, 2.75%, 5/15/2025	5,000	5,000
LA County Series A-TE, 2.72%, 3/6/2025	5,000	5,000
Municipal Improvement Corp. of Los Angeles Series A-3, 2.90%, 5/5/2025	1,400	1,400
San Diego Public Facilities Financing Authority Water Series A, 2.80%, 5/1/2025	6,700	6,700
San Francisco Capital Management LLC Series B-6, 2.75%, 5/6/2025	3,200	3,200
San Francisco City and County Airport Comm-San Francisco International Airport Series A-3, 2.77%, 5/6/2025	3,000	3,000
University of California
Series A, 2.80%, 3/21/2025	2,000	2,000
Series A, 2.85%, 3/27/2025	3,000	3,000
University of California Board of Regents Series A, 2.75%, 3/20/2025	4,000	4,000
Total Commercial Paper (Cost $64,300)		64,300
Total Short Term Investments (Cost $64,300)		64,300
Total Investments — 99.4% (Cost $315,683) *		315,683
Other Assets in Excess of Liabilities — 0.6%		1,834
NET ASSETS — 100.0%		317,517

Percentages indicated are based on net assets.

Abbreviations
AMT	Alternative Minimum Tax
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
Rev.	Revenue
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of February 28, 2025.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Money Market Funds	February 28, 2025

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 90.6%
New York — 90.6%
Albany Industrial Development Agency, Civic Facility, Living Resources Corp., Project Series 2007A, Rev., VRDO, LOC : HSBC Bank USA NA, 1.88%, 3/7/2025 (a)	4,580	4,580
Amherst Development Corp., Student Housing Facility, South Lake Village Project Series 2010B, Rev., VRDO, LOC : HSBC Bank USA NA, 1.96%, 3/7/2025 (a)	9,785	9,785
Amsterdam City School District, GO, BAN, 4.00%, 8/1/2025	2,000	2,005
Arlington Central School District, GO, BAN, 4.00%, 10/30/2025	3,265	3,283
Battery Park City Authority Series 2019D-2, Rev., VRDO, LIQ : TD Bank NA, 1.50%, 3/3/2025 (a)	19,050	19,050
Bemus Point Central School District, GO, BAN, 4.50%, 7/24/2025	1,012	1,015
Bethlehem Central School District, GO, BAN, 4.50%, 7/8/2025	2,266	2,272
Canton Central School District, St. Lawrence County Series 2024B, GO, BAN, 4.00%, 9/5/2025	932	935
Center Moriches Union Free School District, GO, TAN, 4.00%, 6/26/2025	3,500	3,509
Churchville-Chili Central School District, GO, BAN, 4.00%, 6/26/2025	7,900	7,924
City of Albany, GO, BAN, 4.00%, 3/21/2025	30,000	30,011
City of Kingston Series 2024 E, GO, BAN, 4.00%, 4/17/2025	4,727	4,732
City of New York, Fiscal Year 2008 Series 2008 L-4, GO, VRDO, LOC : US Bank NA, 1.60%, 3/3/2025 (a)	3,785	3,785
City of New York, Fiscal Year 2013 Series 2013, Subseries A-2, GO, VRDO, LOC : Mizuho Bank Ltd., 1.60%, 3/3/2025 (a)	1,575	1,575
City of New York, Fiscal Year 2022 Subseries D-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.60%, 3/3/2025 (a)	6,835	6,835
City of New York, Fiscal Year 2023 Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 1.50%, 3/3/2025 (a)	8,615	8,615
City of Newburgh Series 2025 A, GO, BAN, 4.00%, 3/5/2026 (b)	4,000	4,035
City of Olean Series 2024 A, GO, BAN, 4.25%, 7/24/2025	4,000	4,007
City of Oswego, GO, BAN, 4.50%, 4/17/2025	12,705	12,718
City of Peekskill, GO, TAN, 3.75%, 11/4/2025	3,000	3,015
City of Rome, GO, BAN, 4.50%, 6/11/2025	10,000	10,020
Clinton Central School District, GO, BAN, 4.00%, 6/26/2025	6,650	6,664
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Cobleskill-Richmondville Central School District, GO, BAN, 4.50%, 6/20/2025	8,000	8,016
County of Clinton, GO, BAN, 4.25%, 7/25/2025	4,430	4,439
County of Montgomery, GO, BAN, 4.25%, 8/1/2025	3,275	3,283
County of Suffolk, GO, TAN, 4.00%, 7/25/2025	30,000	30,127
County of Washington
GO, BAN, 4.00%, 3/21/2025	1,004	1,004
GO, BAN, 4.00%, 3/21/2025	1,710	1,711
Deutsche Bank Spears
Series 2023-DB-8098, Rev., VRDO, LIQ : Deutsche Bank AG, 1.75%, 3/3/2025 (a) (c)	6,000	6,000
Series DB-8139, GO, VRDO, LIQ : Deutsche Bank AG, 1.75%, 3/3/2025 (a) (c)	3,705	3,705
Series DB-8149, Rev., VRDO, LIQ : Deutsche Bank AG, 1.75%, 3/3/2025 (a) (c)	3,800	3,800
Series DB-8129, GO, VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/6/2025 (a) (c)	7,600	7,600
Series DB-8143, GO, VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/7/2025 (a) (c)	8,545	8,545
Dundee Central School District, GO, BAN, 4.50%, 6/20/2025	4,085	4,093
East Williston Union Free School District, GO, TAN, 3.75%, 5/28/2025	1,950	1,953
Edmeston Central School District, GO, BAN, 4.25%, 7/24/2025	1,880	1,883
Elmira Heights Central School District, GO, BAN, 4.50%, 6/27/2025	9,190	9,210
Empire State Development Corp., State Personal Income Tax Series 2016A, Rev., 5.00%, 3/15/2025 (d)	2,810	2,812
Erie County Industrial Development Agency (The), Our Lady Victory Corp. Series 2007A, Rev., VRDO, LOC : HSBC Bank USA NA, 1.89%, 3/7/2025 (a)	2,175	2,175
Fonda-Fultonville Central School District, GO, BAN, 4.50%, 7/11/2025	3,500	3,509
Forestville Central School District, GO, BAN, 4.50%, 6/18/2025	7,490	7,505
Geneseo Central School District, GO, BAN, 4.50%, 6/26/2025	8,854	8,876
Greenport Union Free School District, GO, TAN, 3.75%, 5/15/2025	3,500	3,503
Greenwich Central School District, GO, BAN, 4.50%, 6/25/2025	4,520	4,530
Hamburg Central School District Series 2024A, GO, BAN, 3.75%, 5/29/2025	1,900	1,902
Hampton Bays Union Free School District, GO, TAN, 4.00%, 6/20/2025	5,950	5,965
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	83

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Hartford Central School District, GO, BAN, 4.25%, 6/25/2025	8,360	8,371
Herricks Union Free School District, GO, BAN, 3.75%, 7/30/2025	1,395	1,398
Honeoye Falls-Lima Central School District, GO, BAN, 3.75%, 7/9/2025	3,250	3,256
Indian River Central School District at Philadelphia, GO, BAN, 4.50%, 6/26/2025	12,225	12,253
Long Island Power Authority, Electric System Series 2023D, Rev., VRDO, LOC : Barclays Bank plc, 1.75%, 3/7/2025 (a)	2,700	2,700
Mechanicville City School District, GO, BAN, 4.50%, 6/25/2025	7,834	7,852
Metropolitan Transportation Authority
Series 2015 E-1, Rev., VRDO, LOC : Barclays Bank plc, 1.35%, 3/3/2025 (a)	12,300	12,300
Series 2012G-3, Rev., VRDO, LOC : Royal Bank of Canada, 1.60%, 3/3/2025 (a)	2,500	2,500
Series 2020B, Rev., VRDO, LOC : Royal Bank of Canada, 1.60%, 3/3/2025 (a)	2,000	2,000
Subseries 2002D-2B, Rev., VRDO, LOC : Truist Bank, 1.70%, 3/3/2025 (a)	8,950	8,950
Naples Central School District, GO, BAN, 4.25%, 6/25/2025	3,643	3,648
Nassau County Industrial Development Agency, Clinton Plaza Senior Housing Project, Rev., VRDO, LOC : FNMA, 1.96%, 3/7/2025 (a)	4,100	4,100
Nassau County Industrial Development Agency, Cold Spring Harbor Laboratory Project Series 2006, Rev., VRDO, LIQ : TD Bank NA, 1.50%, 3/3/2025 (a)	1,350	1,350
New York City Health and Hospitals Corp., Health System Series 2008 B, Rev., VRDO, LOC : TD Bank NA, 1.85%, 3/7/2025 (a)	1,725	1,725
New York City Housing Development Corp., Fifth Avenue Apartments Series 2006A, Rev., VRDO, LOC : Citibank NA, 1.80%, 3/7/2025 (a)	11,940	11,940
New York City Housing Development Corp., Multi-Family Mortgage, Manhattan Court Series 2004A, Rev., VRDO, LOC : Citibank NA, 1.80%, 3/7/2025 (a)	6,920	6,920
New York City Housing Development Corp., Multi-Family Rent Housing, Gold Street Series 2006A, Rev., VRDO, LOC : FNMA, 1.80%, 3/7/2025 (a)	15,000	15,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development
Series 2006A, Rev., VRDO, LOC : FNMA, 2.25%, 3/7/2025 (a)	10,000	10,000
Series 2000A, Rev., VRDO, LOC : FNMA, 2.35%, 3/7/2025 (a)	30	30
New York City Housing Development Corp., Multi-Family, 201 Pearl LLC Series 2006A, Rev., VRDO, LOC : FNMA, 1.80%, 3/7/2025 (a)	3,550	3,550
New York City Housing Development Corp., Multi-Family, 90 Washington Street Series 2005A, Rev., VRDO, LOC : FNMA, 1.77%, 3/7/2025 (a)	16,515	16,515
New York City Housing Development Corp., Multi-Family, La Fontaine Owners LLC Series 2005 A, Rev., VRDO, LOC : Citibank NA, 1.80%, 3/7/2025 (a)	1,550	1,550
New York City Industrial Development Agency, Washington LLC Project, Rev., VRDO, LOC : Bank of China Ltd., 1.90%, 3/3/2025 (a)	21,660	21,660
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2014 Series 2014AA-4, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.60%, 3/3/2025 (a)	2,525	2,525
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution
Series 2009BB-2, Rev., VRDO, LIQ : UBS AG, 1.60%, 3/3/2025 (a)	2,375	2,375
Series 2007, Subseries CC-2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.63%, 3/3/2025 (a)	3,260	3,260
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series 2010CC, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.50%, 3/3/2025 (a)	11,705	11,705
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2017 Series 2017 BB, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.60%, 3/3/2025 (a)	1,000	1,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2021 Series 2021, Subseries EE-1, Rev., VRDO, LIQ : US Bank NA, 1.60%, 3/3/2025 (a)	7,800	7,800
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023
Series 2023CC, Rev., VRDO, LIQ : Barclays Bank plc, 1.35%, 3/3/2025 (a)	1,000	1,000
Series 2023, Subseries BB-2, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.60%, 3/3/2025 (a)	2,150	2,150
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Series D-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.50%, 3/3/2025 (a)	5,675	5,675
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015
Series 2015E-4, Rev., VRDO, LIQ : Bank of America NA, 1.50%, 3/3/2025 (a)	5,345	5,345
Series A-4, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.60%, 3/3/2025 (a)	1,670	1,670
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 2018 C-7, Rev., VRDO, LIQ : TD Bank NA, 1.50%, 3/3/2025 (a)	2,000	2,000
New York State Dormitory Authority, Columbia University Series 2003B, Rev., VRDO, 1.80%, 3/7/2025 (a)	13,780	13,780
New York State Dormitory Authority, Fordham University Series 2008A-1, Rev., VRDO, LOC : Bank of America NA, 1.79%, 3/7/2025 (a)	550	550
New York State Dormitory Authority, Royal Charter Properties Series A, Rev., VRDO, LOC : FNMA, 1.92%, 3/7/2025 (a)	19,560	19,560
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2020A, Rev., 5.00%, 3/15/2025 (d)	3,370	3,373
New York State Energy Research and Development Authority, Consolidated Edison Co. of New York, Inc. Series 2005A-3, Rev., VRDO, LOC : Mizuho Bank Ltd., 2.25%, 3/7/2025 (a)	9,600	9,600
New York State Energy Research and Development Authority, Consolidated Edison Co. of New York, Inc. Project
Series 2005A-3, Rev., VRDO, LOC : Mizuho Bank Ltd., 1.75%, 3/7/2025 (a)	15,400	15,400
Series 2004C-2, Rev., VRDO, LOC : Mizuho Bank Ltd., 1.80%, 3/7/2025 (a)	11,400	11,400
New York State Housing Finance Agency, 10 Barclay Street Series 2004A, Rev., VRDO, LOC : FNMA, 1.70%, 3/7/2025 (a)	35,000	35,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York State Housing Finance Agency, 160 Madison Avenue LLC
Series 2013A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 1.45%, 3/3/2025 (a)	69,625	69,625
Series 2014A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 1.45%, 3/3/2025 (a)	20,000	20,000
New York State Housing Finance Agency, 316 Eleventh Avenue Housing Series 2009A, Rev., VRDO, LOC : FNMA, 2.25%, 3/7/2025 (a)	5,550	5,550
New York State Housing Finance Agency, 330 Riverdale Ave Apartments Series 2008A, Rev., VRDO, LOC : Bank of America NA, 2.00%, 3/7/2025 (a)	9,950	9,950
New York State Housing Finance Agency, 360 West 43rd Street Housing, Rev., VRDO, LOC : FNMA, 2.35%, 3/7/2025 (a)	2,400	2,400
New York State Housing Finance Agency, 435 East 13th Street Housing Series 2016A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 1.82%, 3/7/2025 (a)	6,820	6,820
New York State Housing Finance Agency, 8 East 102nd Street Housing Series 2010A, Rev., VRDO, LOC : TD Bank NA, 1.80%, 3/7/2025 (a)	4,600	4,600
New York State Housing Finance Agency, College ARMS Apartments Series 2008A, Rev., VRDO, LIQ : FHLMC, 1.77%, 3/7/2025 (a)	6,790	6,790
New York State Housing Finance Agency, Historic Front Street Series 2003A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 1.86%, 3/7/2025 (a)	10,100	10,100
New York State Housing Finance Agency, Housing Related Taconic Series 2009A, Rev., VRDO, LOC : FNMA, 1.70%, 3/7/2025 (a)	6,500	6,500
New York State Housing Finance Agency, Maiden Lane Properties LLC Series 2004A, Rev., VRDO, LOC : FNMA, 1.80%, 3/7/2025 (a)	500	500
New York State Housing Finance Agency, North End Series 2004A, Rev., VRDO, LOC : FNMA, 2.25%, 3/7/2025 (a)	400	400
New York State Housing Finance Agency, Prospect Plaza Apartments Project Series 2007, Rev., VRDO, LOC : Citibank NA, 2.35%, 3/7/2025 (a)	7,200	7,200
New York State Housing Finance Agency, Theater Row Tower Housing Series 2001 A, Rev., VRDO, LIQ : FHLMC, 2.35%, 3/7/2025 (a)	10,000	10,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	85

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York State Housing Finance Agency, Tribeca Park Series ADJ A, Rev., AMT, VRDO, LOC : FNMA, 2.35%, 3/7/2025 (a)	9,700	9,700
New York State Housing Finance Agency, Weyant Green Apartments Series 2007A, Rev., VRDO, LOC : FNMA, 2.35%, 3/7/2025 (a)	100	100
New York State Housing Finance Agency, Worth Street, 23rd Chelsea Assocs LLC
Series A, Rev., VRDO, LOC : FNMA, 2.35%, 3/7/2025 (a)	3,400	3,400
Series A, Rev., VRDO, LOC : FNMA, 2.35%, 3/7/2025 (a)	2,100	2,100
North Salem Central School District
GO, BAN, 3.38%, 6/20/2025	1,865	1,867
GO, BAN, 4.50%, 6/20/2025	2,330	2,335
North Shore Central School District, GO, TAN, 3.75%, 6/20/2025	5,000	5,010
Onondaga County Industrial Development Agency, Civic Facility, Syracuse Home Association Project, Rev., VRDO, LOC : HSBC Bank USA NA, 1.90%, 3/7/2025 (a)	6,750	6,750
Penfield Central School District, GO, BAN, 3.75%, 6/26/2025	6,500	6,513
Penn Yan Central School District, GO, BAN, 4.00%, 9/12/2025	1,103	1,106
Port Authority of New York and New Jersey Series 2023-0009, Rev., VRDO, LIQ : Citibank NA, 1.89%, 3/7/2025 (a) (c)	7,500	7,500
Randolph Central School District, GO, BAN, 4.25%, 6/27/2025	4,150	4,156
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-118, GO, VRDO, LOC : Royal Bank of Canada, 1.70%, 3/3/2025 (a) (c)	16,420	16,420
Series E-120, Rev., VRDO, LOC : Royal Bank of Canada, 1.70%, 3/3/2025 (a) (c)	5,300	5,300
Series E-159, GO, VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (c)	6,025	6,025
Series G-120, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/7/2025 (a) (c)	7,600	7,600
Series 2022-E154, Rev., VRDO, LOC : Royal Bank of Canada, 1.96%, 3/7/2025 (a) (c)	20,325	20,325
Remsenburg-Speonk Union Free School District, GO, TAN, 4.00%, 6/24/2025	1,255	1,258
RIB Floater Trust Various States
Series 2022-009, Rev., VRDO, LIQ : Barclays Bank plc, 1.35%, 3/3/2025 (a) (c)	7,435	7,435
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2022-011, Rev., VRDO, LIQ : Barclays Bank plc, 1.88%, 3/7/2025 (a) (c)	3,300	3,300
Series 2022-012, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (c)	11,760	11,760
Series 2022-008, Rev., VRDO, LOC : Barclays Bank plc, 2.11%, 4/4/2025 (a) (c)	60,000	60,000
Series 2024-002, Rev., VRDO, LOC : Barclays Bank plc, 2.11%, 4/4/2025 (a) (c)	12,500	12,500
State of New York Mortgage Agency Homeowner Mortgage
Series 207, Rev., VRDO, LIQ : Royal Bank of Canada, 1.75%, 3/7/2025 (a)	200	200
Series 234, Rev., VRDO, LIQ : UBS AG, 1.75%, 3/7/2025 (a)	19,050	19,050
Series 247, Rev., VRDO, LIQ : TD Bank NA, 1.80%, 3/7/2025 (a)	21,350	21,350
Stockbridge Valley Central School District, GO, BAN, 4.50%, 7/11/2025	2,500	2,506
Tender Option Bond Trust Receipts/Certificates
Series 2024-XF3269, Rev., VRDO, LIQ : UBS AG, 1.50%, 3/3/2025 (a) (c)	3,595	3,595
Series 2024-XF3270, Rev., VRDO, LIQ : UBS AG, 1.50%, 3/3/2025 (a) (c)	2,660	2,660
Series 2024-XF3271, Rev., VRDO, LIQ : UBS AG, 1.50%, 3/3/2025 (a) (c)	4,095	4,095
Series 2024-XL0555, GO, VRDO, LIQ : UBS AG, 1.50%, 3/3/2025 (a) (c)	3,350	3,350
Series 2024-XL0558, Rev., VRDO, LIQ : UBS AG, 1.50%, 3/3/2025 (a) (c)	19,880	19,880
Series 2025-YX1372, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/3/2025 (a) (c)	1,295	1,295
Series 2024-BAML6026, Rev., VRDO, LOC : Bank of America NA, 1.74%, 3/3/2025 (a) (c)	3,420	3,420
Series 2022-XF2996, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.88%, 3/7/2025 (a) (c)	3,780	3,780
Series 2022-XG0428, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.88%, 3/7/2025 (a) (c)	7,875	7,875
Series 2022-XM1058, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.88%, 3/7/2025 (a) (c)	2,870	2,870
Series 2022-XM1070, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.88%, 3/7/2025 (a) (c)	3,280	3,280
Series 2023-XF3160, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.88%, 3/7/2025 (a) (c)	3,750	3,750
Series 2023-XF3185, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.88%, 3/7/2025 (a) (c)	5,930	5,930
Series 2023-XL0414, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.88%, 3/7/2025 (a) (c)	2,000	2,000
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2023-ZF3210, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.88%, 3/7/2025 (a) (c)	5,270	5,270
Series 2024-ZF3281, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.88%, 3/7/2025 (a) (c)	2,445	2,445
Series 2025-XX1367, Rev., VRDO, LIQ : Barclays Bank plc, 1.88%, 3/7/2025 (a) (c)	1,500	1,500
Series 2019-XF0847, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (c)	7,220	7,220
Series 2020-XF2868, Rev., VRDO, LOC : Barclays Bank plc, 1.89%, 3/7/2025 (a) (c)	1,900	1,900
Series 2020-XF2878, Rev., VRDO, LOC : Barclays Bank plc, 1.89%, 3/7/2025 (a) (c)	7,355	7,355
Series 2020-XG0276, Rev., VRDO, LOC : Bank of America NA, 1.89%, 3/7/2025 (a) (c)	1,545	1,545
Series 2020-XX1127, Rev., VRDO, AGM, LOC : Barclays Bank plc, 1.89%, 3/7/2025 (a) (c)	5,220	5,220
Series 2022-XF1339, GO, VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (c)	4,090	4,090
Series 2022-XF1382, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (c)	2,100	2,100
Series 2022-XF1383, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (c)	3,050	3,050
Series 2022-XF1393, Rev., VRDO, LIQ : TD Bank NA, 1.89%, 3/7/2025 (a) (c)	3,500	3,500
Series 2022-XF1399, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (c)	1,835	1,835
Series 2022-XF1400, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (c)	3,335	3,335
Series 2022-XF1420, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (c)	4,800	4,800
Series 2022-XF1444, GO, VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (c)	1,875	1,875
Series 2022-XF3016, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (c)	19,705	19,705
Series 2022-XF3021, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (c)	3,600	3,600
Series 2022-XF3043, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (c)	9,000	9,000
Series 2022-XF3047, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (c)	2,400	2,400
Series 2022-XG0405, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (c)	1,875	1,875
Series 2022-XL0322, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (c)	6,700	6,700
Series 2022-XL0353, GO, VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (c)	2,860	2,860
Series 2022-XL0381, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (c)	1,875	1,875
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2022-XM1006, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (c)	2,400	2,400
Series 2022-XM1010, Rev., VRDO, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (c)	2,950	2,950
Series 2022-XM1031, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (c)	3,750	3,750
Series 2022-XM1052, Rev., VRDO, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (c)	5,625	5,625
Series 2022-XM1069, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (c)	2,445	2,445
Series 2022-XM1073, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (c)	3,250	3,250
Series 2022-XX1282, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (c)	4,970	4,970
Series 2022-YX1208, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (c)	12,050	12,050
Series 2022-YX1242, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (c)	5,630	5,630
Series 2022-YX1250, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (c)	1,730	1,730
Series 2022-YX1257, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (c)	3,440	3,440
Series 2022-YX1277, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (c)	2,985	2,985
Series 2022-ZF1417, Rev., VRDO, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (c)	1,635	1,635
Series 2022-ZL0263, Rev., VRDO, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (c)	2,985	2,985
Series 2022-ZL0350, GO, VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (c)	5,000	5,000
Series 2022-ZL0393, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (c)	2,050	2,050
Series 2023-XF0524, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (c)	7,610	7,610
Series 2023-XF1442, Rev., VRDO, LIQ : TD Bank NA, 1.89%, 3/7/2025 (a) (c)	3,565	3,565
Series 2023-XF1495, Rev., VRDO, LIQ : TD Bank NA, 1.89%, 3/7/2025 (a) (c)	1,565	1,565
Series 2023-XF1505, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (c)	3,350	3,350
Series 2023-XF1506, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (c)	8,900	8,900
Series 2023-XF1589, GO, VRDO, LIQ : TD Bank NA, 1.89%, 3/7/2025 (a) (c)	2,000	2,000
Series 2023-XF1614, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (c)	1,245	1,245
Series 2023-XF1622, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (c)	1,875	1,875
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	87

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2023-XF1633, Rev., VRDO, LIQ : TD Bank NA, 1.89%, 3/7/2025 (a) (c)	3,880	3,880
Series 2023-XF1643, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (c)	2,905	2,905
Series 2023-XF1644, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (c)	6,470	6,470
Series 2023-XF1652, Rev., VRDO, LIQ : TD Bank NA, 1.89%, 3/7/2025 (a) (c)	3,750	3,750
Series 2023-XF1662, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (c)	4,050	4,050
Series 2023-XF1665, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (c)	3,310	3,310
Series 2023-XF3107, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (c)	4,525	4,525
Series 2023-XF3161, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (c)	3,840	3,840
Series 2023-XF3169, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (c)	4,410	4,410
Series 2023-XF3182, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (c)	2,755	2,755
Series 2023-XL0434, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (c)	20,000	20,000
Series 2023-XL0441, GO, VRDO, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (c)	2,000	2,000
Series 2023-XL0463, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (c)	5,210	5,210
Series 2023-XX1281, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (c)	8,290	8,290
Series 2023-XX1323, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (c)	6,000	6,000
Series 2023-ZF1656, Rev., VRDO, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (c)	2,670	2,670
Series 2023-ZF3167, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (c)	2,500	2,500
Series 2023-ZF3171, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (c)	2,130	2,130
Series 2023-ZL0494, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (c)	5,330	5,330
Series 2023-ZL0517, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (c)	1,670	1,670
Series 2024-XF1701, Rev., VRDO, LIQ : TD Bank NA, 1.89%, 3/7/2025 (a) (c)	5,000	5,000
Series 2024-XF3229, Rev., VRDO, AGM, LOC : Barclays Bank plc, 1.89%, 3/7/2025 (a) (c)	16,540	16,540
Series 2024-XF3273, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (c)	4,125	4,125
Series 2024-XG0561, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (c)	2,365	2,365
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2024-XL0568, Rev., VRDO, AGC, LOC : TD Bank NA, 1.89%, 3/7/2025 (a) (c)	4,235	4,235
Series 2024-XM1181, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (c)	2,565	2,565
Series 2024-XX1358, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (c)	1,170	1,170
Series 2024-XX1362, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (c)	1,400	1,400
Series 2024-XX1363, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (c)	4,000	4,000
Series 2024-YX1344, Rev., VRDO, LOC : Barclays Bank plc, 1.89%, 3/7/2025 (a) (c)	5,750	5,750
Series 2024-YX1347, Rev., VRDO, LOC : Barclays Bank plc, 1.89%, 3/7/2025 (a) (c)	3,375	3,375
Series 2024-ZF1794, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (c)	1,035	1,035
Series 2024-ZF1795, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (c)	1,330	1,330
Series 2024-ZF1796, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (c)	1,500	1,500
Series 2024-ZF3278, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (c)	5,805	5,805
Series 2024-ZF3280, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (c)	2,920	2,920
Series 2025-ZF1825, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (c)	1,125	1,125
Series 2022-XF1357, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/7/2025 (a) (c)	3,750	3,750
Series 2022-XF3065, Rev., VRDO, LOC : Barclays Bank plc, 1.90%, 3/7/2025 (a) (c)	5,995	5,995
Series 2023-XL0526, Rev., VRDO, LOC : Royal Bank of Canada, 1.90%, 3/7/2025 (a) (c)	3,635	3,635
Series 2024-XM1196, Rev., VRDO, AGC, LOC : Royal Bank of Canada, 1.90%, 3/7/2025 (a) (c)	5,100	5,100
Series 2024-ZF1699, Rev., VRDO, LIQ : Bank of America NA, 1.90%, 3/7/2025 (a) (c)	2,130	2,130
Series 2022-ZL0270, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/7/2025 (a) (c)	2,070	2,070
Series 2023-XF1496, Rev., VRDO, LIQ : TD Bank NA, 1.91%, 3/7/2025 (a) (c)	2,150	2,150
Series 2022-XG0379, Rev., VRDO, LIQ : Bank of America NA, 1.92%, 3/7/2025 (a) (c)	1,440	1,440
Series 2022-XG0394, Rev., VRDO, LIQ : Bank of America NA, 1.92%, 3/7/2025 (a) (c)	5,040	5,040
Series 2022-XG0438, Rev., VRDO, LIQ : Bank of America NA, 1.92%, 3/7/2025 (a) (c)	3,525	3,525
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2023-XG0526, Rev., VRDO, LIQ : Bank of America NA, 1.92%, 3/7/2025 (a) (c)	3,200	3,200
Town of Camillus, GO, BAN, 4.00%, 3/14/2025	6,561	6,562
Town of Fishkill, GO, BAN, 4.50%, 7/11/2025	1,640	1,643
Town of Hempstead, GO, BAN, 3.40%, 12/18/2025	12,163	12,172
Town of Irondequoit Series 2024A, GO, BAN, 4.00%, 4/11/2025	10,250	10,256
Town of LaGrange, GO, BAN, 4.00%, 9/11/2025	929	932
Town of Oyster Bay
GO, BAN, 4.00%, 8/21/2025	1,205	1,209
GO, BAN, 4.00%, 3/6/2026	13,779	13,947
Town of Oyster Bay, Water District, GO, BAN, 4.00%, 3/7/2025	4,440	4,441
Town of Stillwater, GO, BAN, 4.25%, 5/30/2025	3,910	3,914
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2003 B-2, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (a)	5,415	5,415
Series 2005B-4A, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (a)	2,380	2,380
Series 2005B-4C, Rev., VRDO, LOC : US Bank NA, 1.60%, 3/3/2025 (a)	3,000	3,000
Series 2005 B-2A, Rev., VRDO, LOC : State Street Bank & Trust Co., 1.77%, 3/7/2025 (a)	46,950	46,950
Trust for Cultural Resources of The City of New York, American Museum of Natural History Series 2014 B-1, Rev., VRDO, 1.90%, 11/3/2025 (a)	5,225	5,225
Trust for Cultural Resources of The City of New York, The Museum of Modern Art
Series 2006A-1, Rev., VRDO, 1.80%, 3/7/2025 (a)	40,000	40,000
Series 2006A-2, Rev., VRDO, 1.80%, 3/7/2025 (a)	20,085	20,085
Union Springs Central School District, GO, BAN, 4.50%, 7/24/2025	4,410	4,422
Village of Fairport, GO, BAN, 3.50%, 5/30/2025	1,000	1,001
Village of Freeport
Series 2024 D, GO, BAN, 4.00%, 10/17/2025	9,500	9,551
Series 2025 A, GO, BAN, 3.75%, 2/27/2026	1,713	1,723
Village of Hamburg, GO, BAN, 4.00%, 9/18/2025	2,000	2,006
Village of Haverstraw Series 2024 A, GO, BAN, 4.00%, 9/12/2025	2,245	2,253
Village of Highland Falls
Series 2024 B, GO, BAN, 4.00%, 3/12/2025	3,615	3,615
Series 2024 A, GO, BAN, 4.00%, 3/11/2026 (b)	4,375	4,417
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Village of Lake Success Series 2024 B, GO, BAN, 3.75%, 10/29/2025	2,090	2,097
Village of New Paltz Series 2024 C, GO, BAN, 4.00%, 9/12/2025	3,855	3,869
Village of Pelham, GO, BAN, 4.00%, 2/13/2026	2,241	2,262
Village of Penn Yan, GO, BAN, 4.50%, 7/17/2025	2,268	2,273
Village of Scotia, GO, BAN, 4.50%, 6/27/2025	5,000	5,011
Weedsport Central School District, GO, BAN, 4.50%, 7/17/2025	4,576	4,588
West Babylon Union Free School District Series 2024 C, GO, BAN, 4.00%, 7/2/2025	1,750	1,754
West Irondequoit Central School District, GO, BAN, 3.75%, 6/24/2025	3,500	3,507
Whitehall Central School District, GO, BAN, 4.50%, 6/27/2025	1,930	1,934
Williamson Central School District, GO, BAN, 3.75%, 6/26/2025	4,895	4,905
Wilson Central School District, GO, BAN, 4.50%, 6/25/2025	3,200	3,207
Total New York		1,713,589
Total Municipal Bonds (Cost $1,713,589)		1,713,589
	SHARES (000)
Variable Rate Demand Preferred Shares — 10.0%
New York — 10.0%
BlackRock MuniHoldings New York Quality Fund, Inc. Series W-7-2436, LIQ : Bank of America NA, 2.00%, 3/7/2025#	40,000	40,000
Nuveen New York AMT - Free Quality Municipal Income Fund
Series 1, LIQ : Societe Generale, 1.91%, 3/7/2025# (c)	18,600	18,600
Series 2, LIQ : Royal Bank of Canada, 1.91%, 3/7/2025# (c)	26,800	26,800
Series 3, LIQ : Sumitomo Mitsui Banking Corp., 1.91%, 3/7/2025# (c)	43,200	43,200
Series 5, LIQ : TD Bank NA, 1.91%, 3/7/2025# (c)	40,000	40,000
Nuveen New York Quality Municipal Income Fund Series 1-PFD, LIQ : TD Bank NA, 2.02%, 3/7/2025# (c)	20,500	20,500
Total Variable Rate Demand Preferred Shares (Cost $189,100)		189,100
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	89

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	SHARES (000)	VALUE ($000)
Total Investments — 100.6% (Cost $1,902,689) *		1,902,689
Liabilities in Excess of Other Assets — (0.6)%		(10,794)
NET ASSETS — 100.0%		1,891,895

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
Rev.	Revenue
TAN	Tax Anticipation Note
VRDO	Variable Rate Demand Obligation

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of February 28, 2025.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Security is prerefunded or escrowed to maturity.
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Money Market Funds	February 28, 2025

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2025
(Amounts in thousands, except per share amounts)

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$62,140,298	$1,975,887
Repurchase agreements, at value	23,701,000	—
Cash	2,710,230	—
Receivables:
Investment securities sold	—	1,690
Investment securities sold — delayed delivery securities	—	100
Interest from non-affiliates	178,209	6,456
Total Assets	88,729,737	1,984,133
LIABILITIES:
Payables:
Due to custodian	—	12
Distributions	188,006	2,986
Investment securities purchased	549,626	4,900
Accrued liabilities:
Investment advisory fees	5,390	84
Administration fees	2,116	24
Distribution fees	1	—
Service fees	4,158	23
Custodian and accounting fees	301	30
Trustees’ and Chief Compliance Officer’s fees	7	1
Other	351	66
Total Liabilities	749,956	8,126
Net Assets	$87,979,781	$1,976,007
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	91

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2025 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund
NET ASSETS:
Paid-in-Capital	$87,974,150	$1,976,001
Total distributable earnings (loss)	5,631	6
Total Net Assets	$87,979,781	$1,976,007
Net Assets:
Academy	$1,048,990	$—
Agency	2,764,683	67,838
Capital	44,855,575	342,671
Empower	598,550	—
IM	17,197,596	1,265,816
Institutional Class	17,822,266	299,682
Morgan	721,023	—
Premier	2,968,154	—
Reserve	2,944	—
Total	$87,979,781	$1,976,007
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Academy	1,048,723	—
Agency	2,761,958	67,825
Capital	44,840,276	342,585
Empower	598,373	—
IM	17,191,400	1,265,706
Institutional Class	17,815,167	299,635
Morgan	719,921	—
Premier	2,966,647	—
Reserve	2,942	—
Net Asset Value offering and redemption price per share
Academy	$1.0003	$—
Agency	1.0010	1.0002
Capital	1.0003	1.0003
Empower	1.0003	—
IM	1.0004	1.0001
Institutional Class	1.0004	1.0002
Morgan	1.0015	—
Premier	1.0005	—
Reserve	1.0007	—
Cost of investments in non-affiliates	$62,128,608	$1,975,887
Cost of repurchase agreements	23,701,000	—
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Money Market Funds	February 28, 2025

	JPMorgan Liquid Assets Money Market Fund	JPMorgan Securities Lending Money Market Fund	JPMorgan U.S. Government Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$56,852,356	$229,385	$166,607,839
Repurchase agreements, at value	17,350,000	1,128,497	132,546,410
Cash	2,545,772	9	6,987,781
Receivables:
Fund shares sold	21	—	—
Interest from non-affiliates	177,134	614	511,170
Total Assets	76,925,283	1,358,505	306,653,200
LIABILITIES:
Payables:
Distributions	85,962	3,315	572,559
Investment securities purchased	549,705	—	1,550,000
Accrued liabilities:
Investment advisory fees	4,616	18	18,122
Administration fees	1,812	—	7,269
Distribution fees	689	—	1,236
Service fees	11,135	—	19,476
Custodian and accounting fees	249	20	762
Trustees’ and Chief Compliance Officer’s fees	4	— (a)	64
Other	4,011	52	7,081
Total Liabilities	658,183	3,405	2,176,569
Net Assets	$76,267,100	$1,355,100	$304,476,631

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	93

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2025 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Liquid Assets Money Market Fund	JPMorgan Securities Lending Money Market Fund	JPMorgan U.S. Government Money Market Fund
NET ASSETS:
Paid-in-Capital	$76,267,108	$1,355,084	$304,547,329
Total distributable earnings (loss)	(8)	16	(70,698)
Total Net Assets	$76,267,100	$1,355,100	$304,476,631
Net Assets:
Academy	$—	$—	$6,517,448
Agency	4,526,502	—	16,040,283
Agency SL	—	1,355,100	—
Capital	18,445,351	—	182,085,385
Empower	—	—	9,398,144
IM	—	—	11,457,218
Institutional Class	11,374,169	—	44,065,112
Investor	10,380	—	3,556,639
Morgan	9,061,560	—	14,753,566
Premier	32,834,680	—	16,363,800
Reserve	14,458	—	31,619
Service	—	—	207,417
Total	$76,267,100	$1,355,100	$304,476,631
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Academy	—	—	6,518,960
Agency	4,526,492	—	16,044,008
Agency SL	—	1,355,114	—
Capital	18,445,311	—	182,127,645
Empower	—	—	9,400,324
IM	—	—	11,459,881
Institutional Class	11,374,145	—	44,075,343
Investor	10,379	—	3,557,464
Morgan	9,061,541	—	14,756,993
Premier	32,834,609	—	16,367,599
Reserve	14,458	—	31,626
Service	—	—	207,465
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00
Cost of investments in non-affiliates	$56,852,356	$229,385	$166,607,839
Cost of repurchase agreements	17,350,000	1,128,497	132,546,410
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Money Market Funds	February 28, 2025

	JPMorgan U.S. Treasury Plus Money Market Fund	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$24,007,513	$8,753,470	$250,306,984
Repurchase agreements, at value	21,605,616	—	—
Cash	1,400,000	349,890	7,057,981
Receivables:
Interest from non-affiliates	71,331	8,071	130,045
Total Assets	47,084,460	9,111,431	257,495,010
LIABILITIES:
Payables:
Distributions	90,295	14,882	594,911
Investment securities purchased	—	496,565	13,617,462
Accrued liabilities:
Investment advisory fees	2,957	523	14,535
Administration fees	1,161	205	5,832
Distribution fees	436	27	739
Service fees	3,797	961	16,083
Custodian and accounting fees	103	26	636
Trustees’ and Chief Compliance Officer’s fees	2	— (a)	39
Other	1,527	235	8,327
Total Liabilities	100,278	513,424	14,258,564
Net Assets	$46,984,182	$8,598,007	$243,236,446

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	95

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2025 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan U.S. Treasury Plus Money Market Fund	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund
NET ASSETS:
Paid-in-Capital	$46,985,219	$8,597,955	$243,238,824
Total distributable earnings (loss)	(1,037)	52	(2,378)
Total Net Assets	$46,984,182	$8,598,007	$243,236,446
Net Assets:
Academy	$782,572	$—	$30,106
Agency	3,093,782	611,145	16,496,183
Capital	19,199,227	—	128,683,730
Empower	123,889	—	1,074,915
IM	304,355	—	103,316
Institutional Class	13,437,078	5,247,575	68,101,333
Investor	15,511	—	—
Morgan	4,304,404	356,443	6,859,226
Premier	5,187,580	2,382,844	20,769,262
Reserve	535,784	—	1,118,375
Total	$46,984,182	$8,598,007	$243,236,446
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Academy	782,589	—	30,106
Agency	3,093,850	611,141	16,496,338
Capital	19,199,652	—	128,684,940
Empower	123,891	—	1,074,925
IM	304,362	—	103,317
Institutional Class	13,437,375	5,247,538	68,101,973
Investor	15,512	—	—
Morgan	4,304,500	356,440	6,859,291
Premier	5,187,695	2,382,828	20,769,457
Reserve	535,796	—	1,118,386
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00
Cost of investments in non-affiliates	$24,007,513	$8,753,470	$250,306,984
Cost of repurchase agreements	21,605,616	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Money Market Funds	February 28, 2025

	JPMorgan Tax Free Money Market Fund	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$11,452,458	$2,418,786	$315,683	$1,902,689
Cash	3	19	5	—
Receivables:
Due from custodian	13,460	—	—	—
Investment securities sold	—	—	900	8,528
Investment securities sold — delayed delivery securities	580	5	—	305
Interest from non-affiliates	49,675	13,314	1,452	15,203
Total Assets	11,516,176	2,432,124	318,040	1,926,725
LIABILITIES:
Payables:
Due to custodian	—	—	—	8,521
Distributions	18,560	1,397	402	3,476
Investment securities purchased	38,864	16,400	—	13,947
Investment securities purchased — delayed delivery securities	36,218	11,551	—	8,452
Accrued liabilities:
Investment advisory fees	706	112	16	119
Administration fees	277	35	5	47
Distribution fees	116	9	2	4
Service fees	994	252	36	190
Custodian and accounting fees	44	15	10	15
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	— (a)	—
Other	261	190	52	59
Total Liabilities	96,040	29,961	523	34,830
Net Assets	$11,420,136	$2,402,163	$317,517	$1,891,895

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	97

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2025 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Tax Free Money Market Fund	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
NET ASSETS:
Paid-in-Capital	$11,420,227	$2,402,157	$317,531	$1,891,920
Total distributable earnings (loss)	(91)	6	(14)	(25)
Total Net Assets	$11,420,136	$2,402,163	$317,517	$1,891,895
Net Assets:
Agency	$346,720	$172,457	$26,298	$206,094
Institutional Class	9,073,540	1,494,076	184,291	1,349,262
Morgan	81,974	87,660	4,357	45,367
Premier	1,355,965	643,880	99,422	289,122
Reserve	561,937	—	—	1,357
Service	—	4,090	3,149	693
Total	$11,420,136	$2,402,163	$317,517	$1,891,895
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Agency	346,705	172,446	26,290	206,092
Institutional Class	9,073,165	1,493,979	184,233	1,349,250
Morgan	81,970	87,654	4,356	45,367
Premier	1,355,909	643,838	99,392	289,120
Reserve	561,914	—	—	1,357
Service	—	4,090	3,148	693
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00	$1.00
Cost of investments in non-affiliates	$11,452,458	$2,418,786	$315,683	$1,902,689
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Money Market Funds	February 28, 2025

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 28, 2025
(Amounts in thousands)

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$4,288,649	$54,915
Interest income from affiliates	62,813	33
Total investment income	4,351,462	54,948
EXPENSES:
Investment advisory fees	67,213	1,391
Administration fees	28,959	600
Distribution fees (See Note 4)	7	—
Service fees (See Note 4)	60,793	672
Custodian and accounting fees	1,940	166
Interest expense to affiliates	— (a)	5
Professional fees	469	58
Trustees’ and Chief Compliance Officer’s fees	290	31
Printing and mailing costs	75	38
Registration and filing fees	1,364	81
Transfer agency fees (See Note 2.F.)	1,738	131
Other	753	55
Total expenses	163,601	3,228
Less fees waived	(6,267)	(274)
Less expense reimbursements	(19)	—
Net expenses	157,315	2,954
Net investment income (loss)	4,194,147	51,994
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	153	11
Change in net unrealized appreciation/depreciation on investments in non-affiliates	(2,807)	(18)
Net realized/unrealized gains (losses)	(2,654)	(7)
Change in net assets resulting from operations	$4,191,493	$51,987

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	99

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 28, 2025 (continued)
(Amounts in thousands)

	JPMorgan Liquid Assets Money Market Fund	JPMorgan Securities Lending Money Market Fund	JPMorgan U.S. Government Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$3,452,702	$67,940	$13,424,434
Interest income from affiliates	40,414	— (a)	277,700
Income from interfund lending (net)	269	—	—
Total investment income	3,493,385	67,940	13,702,134
EXPENSES:
Investment advisory fees	54,101	1,051	217,450
Administration fees	23,279	456	93,520
Distribution fees (See Note 4)	8,163	—	15,213
Service fees (See Note 4)	140,287	—	251,684
Custodian and accounting fees	1,539	189	3,260
Interest expense to affiliates	— (a)	— (a)	— (a)
Professional fees	362	58	1,234
Trustees’ and Chief Compliance Officer’s fees	234	30	907
Printing and mailing costs	936	35	1,171
Registration and filing fees	7,167	23	6,588
Transfer agency fees (See Note 2.F.)	1,099	45	3,007
Other	399	43	1,360
Total expenses	237,566	1,930	595,394
Less fees waived	(3,533)	(1,142)	(8,929)
Net expenses	234,033	788	586,465
Net investment income (loss)	3,259,352	67,152	13,115,669
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	30	134	2,573
Change in net unrealized appreciation/depreciation on investments in non-affiliates	—	(517)	—
Net realized/unrealized gains (losses)	30	(383)	2,573
Change in net assets resulting from operations	$3,259,382	$66,769	$13,118,242

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Money Market Funds	February 28, 2025

	JPMorgan U.S. Treasury Plus Money Market Fund	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$2,090,073	$380,042	$10,135,619
Interest income from affiliates	41,996	6,290	177,123
Total investment income	2,132,069	386,332	10,312,742
EXPENSES:
Investment advisory fees	33,941	6,142	164,652
Administration fees	14,599	2,643	70,744
Distribution fees (See Note 4)	5,744	331	9,287
Service fees (See Note 4)	56,301	13,050	214,691
Custodian and accounting fees	796	155	2,803
Interest expense to affiliates	— (a)	— (a)	— (a)
Professional fees	248	76	986
Trustees’ and Chief Compliance Officer’s fees	156	48	680
Printing and mailing costs	66	43	322
Registration and filing fees	1,924	451	8,783
Transfer agency fees (See Note 2.F.)	649	134	2,918
Other	381	98	820
Total expenses	114,805	23,171	476,686
Less fees waived	(2,453)	(906)	(11,331)
Net expenses	112,352	22,265	465,355
Net investment income (loss)	2,019,717	364,067	9,847,387
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	1,959	252	3,163
Change in net assets resulting from operations	$2,021,676	$364,319	$9,850,550

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	101

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 28, 2025 (continued)
(Amounts in thousands)

	JPMorgan Tax Free Money Market Fund	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$350,618	$69,317	$11,654	$73,905
Interest income from affiliates	6	2	— (a)	2
Total investment income	350,624	69,319	11,654	73,907
EXPENSES:
Investment advisory fees	8,603	1,684	294	1,807
Administration fees	3,704	723	127	781
Distribution fees (See Note 4)	1,599	112	28	59
Service fees (See Note 4)	14,941	3,427	645	3,228
Custodian and accounting fees	301	104	61	118
Interest expense to affiliates	68	5	1	4
Professional fees	99	61	50	58
Trustees’ and Chief Compliance Officer’s fees	58	31	26	32
Printing and mailing costs	50	149	33	45
Registration and filing fees	424	171	72	77
Transfer agency fees (See Note 2.F.)	161	31	11	51
Other	92	19	13	21
Total expenses	30,100	6,517	1,361	6,281
Less fees waived	(1,350)	(489)	(232)	(410)
Net expenses	28,750	6,028	1,129	5,871
Net investment income (loss)	321,874	63,291	10,525	68,036
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	326	59	23	85
Change in net assets resulting from operations	$322,200	$63,350	$10,548	$68,121

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Money Market Funds	February 28, 2025

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$4,194,147	$4,013,219	$51,994	$45,966
Net realized gain (loss)	153	(7)	11	11
Change in net unrealized appreciation/depreciation	(2,807)	3,326	(18)	187
Change in net assets resulting from operations	4,191,493	4,016,538	51,987	46,164
DISTRIBUTIONS TO SHAREHOLDERS:
Academy	(49,184)	(41,017)	—	—
Agency	(140,556)	(157,017)	(2,471)	(3,375)
Capital	(2,053,917)	(2,050,389)	(13,726)	(10,043)
Empower	(27,914)	(20,815)	—	—
IM	(741,074)	(600,853)	(26,221)	(19,915)
Institutional Class	(932,908)	(846,707)	(9,581)	(12,644)
Morgan	(111,146)	(157,477)	—	—
Premier	(137,314)	(138,092)	—	—
Reserve	(135)	(155)	—	—
Total distributions to shareholders	(4,194,148)	(4,012,522)	(51,999)	(45,977)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,676,719	16,429,263	561,386	(93,177)
NET ASSETS:
Change in net assets	1,674,064	16,433,279	561,374	(92,990)
Beginning of period	86,305,717	69,872,438	1,414,633	1,507,623
End of period	$87,979,781	$86,305,717	$1,976,007	$1,414,633
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	103

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Liquid Assets Money Market Fund		JPMorgan Securities Lending Money Market Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,259,352	$2,567,414	$67,152	$142,553
Net realized gain (loss)	30	(3)	134	14
Change in net unrealized appreciation/depreciation	—	—	(517)	(171)
Change in net assets resulting from operations	3,259,382	2,567,411	66,769	142,396
DISTRIBUTIONS TO SHAREHOLDERS:
Agency	(191,544)	(186,610)	—	—
Agency SL	—	—	(67,152)	(142,554)
Capital	(799,862)	(654,790)	—	—
Institutional Class	(513,747)	(499,397)	—	—
Investor	(369)	(586)	—	—
Morgan	(372,490)	(227,995)	—	—
Premier	(1,380,628)	(996,799)	—	—
Reserve	(712)	(1,051)	—	—
Total distributions to shareholders	(3,259,352)	(2,567,228)	(67,152)	(142,554)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	14,271,968	26,516,138	(1,161,080)	444,998
NET ASSETS:
Change in net assets	14,271,998	26,516,321	(1,161,463)	444,840
Beginning of period	61,995,102	35,478,781	2,516,563	2,071,723
End of period	$76,267,100	$61,995,102	$1,355,100	$2,516,563
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Money Market Funds	February 28, 2025

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$13,115,669	$12,896,935	$2,019,717	$1,877,685
Net realized gain (loss)	2,573	(12,854)	1,959	569
Change in net assets resulting from operations	13,118,242	12,884,081	2,021,676	1,878,254
DISTRIBUTIONS TO SHAREHOLDERS:
Academy	(339,820)	(463,755)	(62,398)	(33,001)
Agency	(712,924)	(658,567)	(132,419)	(108,106)
Capital	(7,784,861)	(7,925,971)	(806,488)	(816,187)
E*Trade (a)	—	(4,451)	—	—
Empower	(417,083)	(499,817)	(3,086)	(14,087)
IM	(455,485)	(467,102)	(15,083)	(4,355)
Institutional Class	(1,998,445)	(1,826,038)	(552,602)	(510,937)
Investor	(112,497)	(102,057)	(661)	(764)
Morgan	(536,858)	(301,935)	(183,521)	(133,250)
Premier	(715,817)	(523,025)	(234,539)	(206,068)
Reserve	(32,567)	(111,156)	(28,920)	(50,409)
Service	(9,312)	(11,702)	—	—
Total distributions to shareholders	(13,115,669)	(12,895,576)	(2,019,717)	(1,877,164)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	36,980,461	71,872,794	6,016,979	13,256,216
NET ASSETS:
Change in net assets	36,983,034	71,861,299	6,018,938	13,257,306
Beginning of period	267,493,597	195,632,298	40,965,244	27,707,938
End of period	$304,476,631	$267,493,597	$46,984,182	$40,965,244

(a)
Liquidated on September 29, 2023 for JPMorgan U.S. Government Money Market Fund.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	105

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$364,067	$340,828	$9,847,387	$7,385,329
Net realized gain (loss)	252	174	3,163	3,922
Change in net assets resulting from operations	364,319	341,002	9,850,550	7,389,251
DISTRIBUTIONS TO SHAREHOLDERS:
Academy	—	—	(6,694)	(6,990)
Agency	(30,423)	(36,955)	(721,622)	(514,665)
Capital	—	—	(5,043,503)	(3,899,672)
Empower	—	—	(55,515)	(29,649)
IM	—	—	(11,877)	(6,181)
Institutional Class	(221,647)	(209,212)	(2,842,668)	(2,130,022)
Morgan	(14,736)	(10,652)	(274,488)	(175,903)
Premier	(97,261)	(83,907)	(836,573)	(558,967)
Reserve	—	—	(54,447)	(62,686)
Total distributions to shareholders	(364,067)	(340,726)	(9,847,387)	(7,384,735)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,366,364	2,604,495	59,593,804	91,644,574
NET ASSETS:
Change in net assets	1,366,616	2,604,771	59,596,967	91,649,090
Beginning of period	7,231,391	4,626,620	183,639,479	91,990,389
End of period	$8,598,007	$7,231,391	$243,236,446	$183,639,479
SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Money Market Funds	February 28, 2025

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$321,874	$332,553	$63,291	$50,000
Net realized gain (loss)	326	116	59	10
Change in net assets resulting from operations	322,200	332,669	63,350	50,010
DISTRIBUTIONS TO SHAREHOLDERS:
Agency	(13,731)	(18,486)	(4,477)	(4,582)
Institutional Class	(254,146)	(261,501)	(41,846)	(35,152)
Morgan	(2,035)	(1,661)	(2,244)	(1,500)
Premier	(36,260)	(32,306)	(14,652)	(8,610)
Reserve	(15,857)	(18,758)	—	—
Service	—	—	(114)	(166)
Total distributions to shareholders	(322,029)	(332,712)	(63,333)	(50,010)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,173,229	(202,649)	764,807	444,936
NET ASSETS:
Change in net assets	1,173,400	(202,692)	764,824	444,936
Beginning of period	10,246,736	10,449,428	1,637,339	1,192,403
End of period	$11,420,136	$10,246,736	$2,402,163	$1,637,339
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	107

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$10,525	$13,596	$68,036	$66,630
Net realized gain (loss)	23	18	85	15
Change in net assets resulting from operations	10,548	13,614	68,121	66,645
DISTRIBUTIONS TO SHAREHOLDERS:
Agency	(876)	(1,465)	(7,062)	(9,006)
Institutional Class	(6,162)	(7,398)	(49,361)	(42,359)
Morgan	(164)	(202)	(1,320)	(1,486)
Premier	(3,266)	(4,447)	(10,305)	(13,737)
Reserve	—	—	(57)	(27)
Service	(76)	(103)	(17)	(27)
Total distributions to shareholders	(10,544)	(13,615)	(68,122)	(66,642)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(89,252)	(52,287)	(429,650)	(273,832)
NET ASSETS:
Change in net assets	(89,248)	(52,288)	(429,651)	(273,829)
Beginning of period	406,765	459,053	2,321,546	2,595,375
End of period	$317,517	$406,765	$1,891,895	$2,321,546
SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. Morgan Money Market Funds	February 28, 2025

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CAPITAL TRANSACTIONS:
Academy
Proceeds from shares issued	$4,265,641	$2,386,394	$—	$—
Distributions reinvested	40,569	34,436	—	—
Cost of shares redeemed	(4,043,308)	(2,252,674)	—	—
Change in net assets resulting from Academy capital transactions	262,902	168,156	—	—
Agency
Proceeds from shares issued	97,631,285	295,884,603	222,201	253,083
Distributions reinvested	29,423	22,774	229	65
Cost of shares redeemed	(98,176,443)	(295,395,926)	(250,695)	(265,767)
Change in net assets resulting from Agency capital transactions	(515,735)	511,451	(28,265)	(12,619)
Capital
Proceeds from shares issued	156,444,898	216,641,273	1,366,611	2,269,777
Distributions reinvested	1,065,375	1,051,982	3,449	2,789
Cost of shares redeemed	(155,448,791)	(216,515,493)	(1,234,733)	(2,464,868)
Change in net assets resulting from Capital capital transactions	2,061,482	1,177,762	135,327	(192,302)
Empower
Proceeds from shares issued	1,428,776	807,377	—	—
Distributions reinvested	24,123	20,671	—	—
Cost of shares redeemed	(1,317,599)	(719,844)	—	—
Change in net assets resulting from Empower capital transactions	135,300	108,204	—	—
IM
Proceeds from shares issued	75,400,044	72,873,752	6,912,664	6,843,471
Distributions reinvested	13,437	11,856	—	—
Cost of shares redeemed	(71,522,065)	(65,633,480)	(6,410,318)	(6,681,836)
Change in net assets resulting from IM capital transactions	3,891,416	7,252,128	502,346	161,635
Institutional Class
Proceeds from shares issued	84,234,732	87,539,072	984,498	2,536,206
Distributions reinvested	212,701	223,831	1,273	1,583
Cost of shares redeemed	(85,107,534)	(83,585,960)	(1,033,793)	(2,587,680)
Change in net assets resulting from Institutional Class capital transactions	(660,101)	4,176,943	(48,022)	(49,891)
Morgan
Proceeds from shares issued	419,376,376	698,099,448	—	—
Distributions reinvested	16,943	13,919	—	—
Cost of shares redeemed	(422,851,245)	(695,799,310)	—	—
Change in net assets resulting from Morgan capital transactions	(3,457,926)	2,314,057	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	109

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CAPITAL TRANSACTIONS: (continued)
Premier
Proceeds from shares issued	$9,740,433	$50,919,662	$—	$—
Distributions reinvested	16,246	13,133	—	—
Cost of shares redeemed	(9,796,971)	(50,212,209)	—	—
Change in net assets resulting from Premier capital transactions	(40,292)	720,586	—	—
Reserve
Proceeds from shares issued	303	133	—	—
Distributions reinvested	36	56	—	—
Cost of shares redeemed	(666)	(213)	—	—
Change in net assets resulting from Reserve capital transactions	(327)	(24)	—	—
Total change in net assets resulting from capital transactions	$1,676,719	$16,429,263	$561,386	$(93,177)
SHARE TRANSACTIONS:
Academy
Issued	4,264,697	2,385,668	—	—
Reinvested	40,556	34,423	—	—
Redeemed	(4,042,328)	(2,252,187)	—	—
Change in Academy Shares	262,925	167,904	—	—
Agency
Issued	97,549,387	295,647,792	222,164	253,041
Reinvested	29,395	22,756	229	65
Redeemed	(98,093,846)	(295,158,035)	(250,653)	(265,715)
Change in Agency Shares	(515,064)	512,513	(28,260)	(12,609)
Capital
Issued	156,396,848	216,577,611	1,366,334	2,269,186
Reinvested	1,065,013	1,051,594	3,448	2,789
Redeemed	(155,400,607)	(216,451,227)	(1,234,478)	(2,464,156)
Change in Capital Shares	2,061,254	1,177,978	135,304	(192,181)
Empower
Issued	1,428,385	807,144	—	—
Reinvested	24,115	20,665	—	—
Redeemed	(1,317,236)	(719,664)	—	—
Change in Empower Shares	135,264	108,145	—	—
IM
Issued	75,375,370	72,848,487	6,912,048	6,842,700
Reinvested	13,432	11,852	—	—
Redeemed	(71,498,784)	(65,609,997)	(6,409,739)	(6,680,990)
Change in IM Shares	3,890,018	7,250,342	502,309	161,710
SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. Morgan Money Market Funds	February 28, 2025

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
SHARE TRANSACTIONS: (continued)
Institutional Class
Issued	84,205,708	87,507,917	984,322	2,535,806
Reinvested	212,622	223,738	1,273	1,583
Redeemed	(85,078,157)	(83,556,836)	(1,033,606)	(2,587,229)
Change in Institutional Class Shares	(659,827)	4,174,819	(48,011)	(49,840)
Morgan
Issued	418,885,709	697,437,581	—	—
Reinvested	16,921	13,906	—	—
Redeemed	(422,353,652)	(695,136,237)	—	—
Change in Morgan Shares	(3,451,022)	2,315,250	—	—
Premier
Issued	9,735,979	50,894,619	—	—
Reinvested	16,237	13,126	—	—
Redeemed	(9,792,434)	(50,187,209)	—	—
Change in Premier Shares	(40,218)	720,536	—	—
Reserve
Issued	303	134	—	—
Reinvested	36	55	—	—
Redeemed	(665)	(213)	—	—
Change in Reserve Shares	(326)	(24)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	111

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Liquid Assets Money Market Fund		JPMorgan Securities Lending Money Market Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$7,886,576	$7,992,894	$—	$—
Distributions reinvested	40,054	28,283	—	—
Cost of shares redeemed	(7,279,060)	(7,187,518)	—	—
Change in net assets resulting from Agency capital transactions	647,570	833,659	—	—
Agency SL
Proceeds from shares issued	—	—	17,653,616	28,422,067
Cost of shares redeemed	—	—	(18,814,696)	(27,977,069)
Change in net assets resulting from Agency SL capital transactions	—	—	(1,161,080)	444,998
Capital
Proceeds from shares issued	23,329,079	23,629,340	—	—
Distributions reinvested	529,572	388,734	—	—
Cost of shares redeemed	(20,384,307)	(18,681,103)	—	—
Change in net assets resulting from Capital capital transactions	3,474,344	5,336,971	—	—
Institutional Class
Proceeds from shares issued	18,166,028	18,791,784	—	—
Distributions reinvested	67,820	51,669	—	—
Cost of shares redeemed	(17,118,218)	(16,862,930)	—	—
Change in net assets resulting from Institutional Class capital transactions	1,115,630	1,980,523	—	—
Investor
Proceeds from shares issued	11,261	26,776	—	—
Distributions reinvested	369	586	—	—
Cost of shares redeemed	(7,881)	(23,744)	—	—
Change in net assets resulting from Investor capital transactions	3,749	3,618	—	—
Morgan
Proceeds from shares issued	9,885,883	9,444,344	—	—
Distributions reinvested	371,559	227,024	—	—
Cost of shares redeemed	(8,297,722)	(4,747,128)	—	—
Change in net assets resulting from Morgan capital transactions	1,959,720	4,924,240	—	—
Premier
Proceeds from shares issued	40,352,696	37,882,075	—	—
Distributions reinvested	1,083,614	713,592	—	—
Cost of shares redeemed	(34,361,927)	(25,147,727)	—	—
Change in net assets resulting from Premier capital transactions	7,074,383	13,447,940	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. Morgan Money Market Funds	February 28, 2025

	JPMorgan Liquid Assets Money Market Fund		JPMorgan Securities Lending Money Market Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CAPITAL TRANSACTIONS: (continued)
Reserve
Proceeds from shares issued	$2,604	$2,480	$—	$—
Distributions reinvested	706	1,038	—	—
Cost of shares redeemed	(6,738)	(14,331)	—	—
Change in net assets resulting from Reserve capital transactions	(3,428)	(10,813)	—	—
Total change in net assets resulting from capital transactions	$14,271,968	$26,516,138	$(1,161,080)	$444,998
SHARE TRANSACTIONS:
Agency
Issued	7,886,573	7,992,890	—	—
Reinvested	40,054	28,283	—	—
Redeemed	(7,279,056)	(7,187,514)	—	—
Change in Agency Shares	647,571	833,659	—	—
Agency SL
Issued	—	—	17,652,978	28,415,276
Redeemed	—	—	(18,813,765)	(27,970,198)
Change in Agency SL Shares	—	—	(1,160,787)	445,078
Capital
Issued	23,329,068	23,629,333	—	—
Reinvested	529,572	388,734	—	—
Redeemed	(20,384,296)	(18,681,096)	—	—
Change in Capital Shares	3,474,344	5,336,971	—	—
Institutional Class
Issued	18,166,021	18,791,777	—	—
Reinvested	67,820	51,669	—	—
Redeemed	(17,118,209)	(16,862,922)	—	—
Change in Institutional Class Shares	1,115,632	1,980,524	—	—
Investor
Issued	11,260	26,776	—	—
Reinvested	369	586	—	—
Redeemed	(7,881)	(23,744)	—	—
Change in Investor Shares	3,748	3,618	—	—
Morgan
Issued	9,885,879	9,444,341	—	—
Reinvested	371,559	227,024	—	—
Redeemed	(8,297,720)	(4,747,126)	—	—
Change in Morgan Shares	1,959,718	4,924,239	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	113

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Liquid Assets Money Market Fund		JPMorgan Securities Lending Money Market Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
SHARE TRANSACTIONS: (continued)
Premier
Issued	40,352,688	37,882,069	—	—
Reinvested	1,083,614	713,592	—	—
Redeemed	(34,361,920)	(25,147,719)	—	—
Change in Premier Shares	7,074,382	13,447,942	—	—
Reserve
Issued	2,603	2,480	—	—
Reinvested	706	1,038	—	—
Redeemed	(6,738)	(14,331)	—	—
Change in Reserve Shares	(3,429)	(10,813)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. Morgan Money Market Funds	February 28, 2025

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CAPITAL TRANSACTIONS:
Academy
Proceeds from shares issued	$61,046,148	$53,182,585	$17,905,787	$4,301,007
Distributions reinvested	157,422	215,598	59,483	32,980
Cost of shares redeemed	(62,216,187)	(50,135,319)	(19,307,492)	(2,362,775)
Change in net assets resulting from Academy capital transactions	(1,012,617)	3,262,864	(1,342,222)	1,971,212
Agency
Proceeds from shares issued	1,712,446,960	1,661,966,769	175,686,074	176,699,617
Distributions reinvested	165,059	125,107	19,074	17,483
Cost of shares redeemed	(1,711,656,218)	(1,657,105,730)	(175,226,380)	(175,847,545)
Change in net assets resulting from Agency capital transactions	955,801	4,986,146	478,768	869,555
Capital
Proceeds from shares issued	1,852,220,667	1,584,656,969	157,502,521	158,317,393
Distributions reinvested	3,481,197	3,619,986	330,848	329,533
Cost of shares redeemed	(1,834,572,783)	(1,547,126,266)	(153,234,273)	(156,214,766)
Change in net assets resulting from Capital capital transactions	21,129,081	41,150,689	4,599,096	2,432,160
E*Trade (a)
Proceeds from shares issued	—	56,905	—	—
Distributions reinvested	—	4,451	—	—
Cost of shares redeemed	—	(346,123)	—	—
Change in net assets resulting from E*Trade capital transactions	—	(284,767)	—	—
Empower
Proceeds from shares issued	87,842,085	35,751,425	91,547	159,483
Distributions reinvested	223,759	235,331	3,086	7,874
Cost of shares redeemed	(86,467,411)	(33,580,802)	(33,830)	(1,311,109)
Change in net assets resulting from Empower capital transactions	1,598,433	2,405,954	60,803	(1,143,752)
IM
Proceeds from shares issued	62,858,680	70,097,315	2,642,708	1,173,416
Distributions reinvested	32,156	25,622	8,704	1,543
Cost of shares redeemed	(59,882,710)	(71,130,784)	(2,525,509)	(996,669)
Change in net assets resulting from IM capital transactions	3,008,126	(1,007,847)	125,903	178,290

(a)
Liquidated on September 29, 2023 for JPMorgan U.S. Government Money Market Fund.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	115

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CAPITAL TRANSACTIONS: (continued)
Institutional Class
Proceeds from shares issued	$463,031,247	$357,149,246	$77,894,986	$59,665,877
Distributions reinvested	674,386	691,115	201,789	187,074
Cost of shares redeemed	(460,848,083)	(346,296,173)	(76,386,283)	(56,350,012)
Change in net assets resulting from Institutional Class capital transactions	2,857,550	11,544,188	1,710,492	3,502,939
Investor
Proceeds from shares issued	4,352,060	3,023,025	121,588	76,309
Distributions reinvested	112,497	102,056	217	13
Cost of shares redeemed	(2,964,116)	(3,475,491)	(122,274)	(76,317)
Change in net assets resulting from Investor capital transactions	1,500,441	(350,410)	(469)	5
Morgan
Proceeds from shares issued	2,167,302,318	1,022,471,820	801,602,312	579,733,212
Distributions reinvested	133,781	97,810	24,731	17,625
Cost of shares redeemed	(2,160,497,945)	(1,018,781,449)	(800,918,939)	(577,265,567)
Change in net assets resulting from Morgan capital transactions	6,938,154	3,788,181	708,104	2,485,270
Premier
Proceeds from shares issued	220,322,944	253,499,288	11,094,761	44,055,414
Distributions reinvested	222,695	152,804	156,710	118,435
Cost of shares redeemed	(217,685,033)	(246,692,623)	(10,878,180)	(42,019,916)
Change in net assets resulting from Premier capital transactions	2,860,606	6,959,469	373,291	2,153,933
Reserve
Proceeds from shares issued	2,580,243	10,589,527	1,573,527	4,275,534
Distributions reinvested	25,631	111,156	27,432	50,409
Cost of shares redeemed	(5,420,379)	(11,205,388)	(2,297,746)	(3,519,339)
Change in net assets resulting from Reserve capital transactions	(2,814,505)	(504,705)	(696,787)	806,604
Service
Proceeds from shares issued	34,316	31,883	—	—
Distributions reinvested	9,312	11,702	—	—
Cost of shares redeemed	(84,237)	(120,553)	—	—
Change in net assets resulting from Service capital transactions	(40,609)	(76,968)	—	—
Total change in net assets resulting from capital transactions	$36,980,461	$71,872,794	$6,016,979	$13,256,216
SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. Morgan Money Market Funds	February 28, 2025

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
SHARE TRANSACTIONS:
Academy
Issued	61,035,666	53,173,837	17,904,800	4,300,801
Reinvested	157,422	215,598	59,483	32,980
Redeemed	(62,206,183)	(50,126,098)	(19,306,593)	(2,362,406)
Change in Academy Shares	(1,013,095)	3,263,337	(1,342,310)	1,971,375
Agency
Issued	1,712,439,269	1,661,959,717	175,685,512	176,698,914
Reinvested	165,059	125,107	19,074	17,483
Redeemed	(1,711,648,798)	(1,657,098,046)	(175,225,810)	(175,846,802)
Change in Agency Shares	955,530	4,986,778	478,776	869,595
Capital
Issued	1,852,197,306	1,584,628,294	157,500,974	158,315,189
Reinvested	3,481,197	3,619,986	330,848	329,533
Redeemed	(1,834,549,709)	(1,547,099,381)	(153,232,616)	(156,212,915)
Change in Capital Shares	21,128,794	41,148,899	4,599,206	2,431,807
E*Trade (a)
Issued	—	56,777	—	—
Reinvested	—	4,451	—	—
Redeemed	—	(346,107)	—	—
Change in E*Trade Shares	—	(284,879)	—	—
Empower
Issued	87,836,261	35,745,737	91,539	159,272
Reinvested	223,759	235,331	3,086	7,874
Redeemed	(86,461,462)	(33,575,118)	(33,822)	(1,311,080)
Change in Empower Shares	1,598,558	2,405,950	60,803	(1,143,934)
IM
Issued	62,851,655	70,089,684	2,642,628	1,173,360
Reinvested	32,156	25,622	8,704	1,543
Redeemed	(59,875,252)	(71,124,321)	(2,525,420)	(996,595)
Change in IM Shares	3,008,559	(1,009,015)	125,912	178,308
Institutional Class
Issued	463,014,923	357,132,341	77,893,831	59,664,393
Reinvested	674,386	691,115	201,789	187,074
Redeemed	(460,832,438)	(346,279,006)	(76,385,137)	(56,348,563)
Change in Institutional Class Shares	2,856,871	11,544,450	1,710,483	3,502,904

(a)
Liquidated on September 29, 2023 for JPMorgan U.S. Government Money Market Fund.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	117

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
SHARE TRANSACTIONS: (continued)
Investor
Issued	4,351,087	3,021,825	121,579	76,300
Reinvested	112,498	102,056	217	13
Redeemed	(2,962,852)	(3,474,643)	(122,265)	(76,310)
Change in Investor Shares	1,500,733	(350,762)	(469)	3
Morgan
Issued	2,167,298,911	1,022,469,432	801,601,832	579,732,855
Reinvested	133,781	97,810	24,731	17,625
Redeemed	(2,160,493,130)	(1,018,778,095)	(800,918,436)	(577,264,992)
Change in Morgan Shares	6,939,562	3,789,147	708,127	2,485,488
Premier
Issued	220,311,023	253,489,834	11,094,343	44,054,893
Reinvested	222,695	152,804	156,710	118,435
Redeemed	(217,672,868)	(246,681,610)	(10,877,764)	(42,019,323)
Change in Premier Shares	2,860,850	6,961,028	373,289	2,154,005
Reserve
Issued	2,578,704	10,586,434	1,573,371	4,275,272
Reinvested	25,631	111,156	27,432	50,409
Redeemed	(5,419,609)	(11,202,705)	(2,297,641)	(3,519,016)
Change in Reserve Shares	(2,815,274)	(505,115)	(696,838)	806,665
Service
Issued	34,254	31,773	—	—
Reinvested	9,311	11,702	—	—
Redeemed	(84,193)	(120,499)	—	—
Change in Service Shares	(40,628)	(77,024)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. Morgan Money Market Funds	February 28, 2025

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CAPITAL TRANSACTIONS:
Academy
Proceeds from shares issued	$—	$—	$1,759,824	$1,897,566
Distributions reinvested	—	—	2,130	1,131
Cost of shares redeemed	—	—	(1,880,976)	(1,849,845)
Change in net assets resulting from Academy capital transactions	—	—	(119,022)	48,852
Agency
Proceeds from shares issued	955,379	1,871,805	743,236,777	543,072,314
Distributions reinvested	3,822	3,904	124,721	76,111
Cost of shares redeemed	(1,082,617)	(1,559,142)	(740,539,127)	(535,003,508)
Change in net assets resulting from Agency capital transactions	(123,416)	316,567	2,822,371	8,144,917
Capital
Proceeds from shares issued	—	—	386,692,990	319,156,380
Distributions reinvested	—	—	1,370,815	1,132,066
Cost of shares redeemed	—	—	(354,532,681)	(272,771,512)
Change in net assets resulting from Capital capital transactions	—	—	33,531,124	47,516,934
Empower
Proceeds from shares issued	—	—	1,056,799	1,374,255
Distributions reinvested	—	—	53,902	28,255
Cost of shares redeemed	—	—	(1,119,645)	(537,637)
Change in net assets resulting from Empower capital transactions	—	—	(8,944)	864,873
IM
Proceeds from shares issued	—	—	1,365,423	981,799
Distributions reinvested	—	—	11,772	6,050
Cost of shares redeemed	—	—	(1,512,648)	(787,349)
Change in net assets resulting from IM capital transactions	—	—	(135,453)	200,500
Institutional Class
Proceeds from shares issued	10,715,397	13,122,550	202,296,469	174,809,583
Distributions reinvested	80,633	73,423	411,050	298,551
Cost of shares redeemed	(9,823,619)	(11,992,099)	(185,430,970)	(153,251,390)
Change in net assets resulting from Institutional Class capital transactions	972,411	1,203,874	17,276,549	21,856,744
Morgan
Proceeds from shares issued	470,008	382,861	1,043,256,192	508,437,863
Distributions reinvested	14,656	10,601	68,900	64,287
Cost of shares redeemed	(417,408)	(239,609)	(1,041,039,804)	(506,257,571)
Change in net assets resulting from Morgan capital transactions	67,256	153,853	2,285,288	2,244,579
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	119

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CAPITAL TRANSACTIONS: (continued)
Premier
Proceeds from shares issued	$2,946,797	$3,779,119	$62,813,558	$68,495,850
Distributions reinvested	66,382	47,562	357,625	194,388
Cost of shares redeemed	(2,563,066)	(2,896,480)	(58,749,375)	(58,099,193)
Change in net assets resulting from Premier capital transactions	450,113	930,201	4,421,808	10,591,045
Reserve
Proceeds from shares issued	—	—	6,845,722	8,792,710
Distributions reinvested	—	—	1,398	1,874
Cost of shares redeemed	—	—	(7,327,037)	(8,618,454)
Change in net assets resulting from Reserve capital transactions	—	—	(479,917)	176,130
Total change in net assets resulting from capital transactions	$1,366,364	$2,604,495	$59,593,804	$91,644,574
SHARE TRANSACTIONS:
Academy
Issued	—	—	1,759,787	1,897,487
Reinvested	—	—	2,130	1,131
Redeemed	—	—	(1,880,942)	(1,849,770)
Change in Academy Shares	—	—	(119,025)	48,848
Agency
Issued	955,366	1,871,771	743,236,493	543,072,044
Reinvested	3,822	3,904	124,721	76,111
Redeemed	(1,082,608)	(1,559,104)	(740,538,862)	(535,003,061)
Change in Agency Shares	(123,420)	316,571	2,822,352	8,145,094
Capital
Issued	—	—	386,692,251	319,155,071
Reinvested	—	—	1,370,815	1,132,066
Redeemed	—	—	(354,531,945)	(272,770,417)
Change in Capital Shares	—	—	33,531,121	47,516,720
Empower
Issued	—	—	1,056,773	1,374,231
Reinvested	—	—	53,902	28,255
Redeemed	—	—	(1,119,624)	(537,589)
Change in Empower Shares	—	—	(8,949)	864,897
IM
Issued	—	—	1,365,394	981,772
Reinvested	—	—	11,772	6,050
Redeemed	—	—	(1,512,622)	(787,317)
Change in IM Shares	—	—	(135,456)	200,505
SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. Morgan Money Market Funds	February 28, 2025

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
SHARE TRANSACTIONS: (continued)
Institutional Class
Issued	10,715,364	13,122,431	202,295,931	174,808,458
Reinvested	80,633	73,423	411,050	298,551
Redeemed	(9,823,586)	(11,992,027)	(185,430,394)	(153,250,468)
Change in Institutional Class Shares	972,411	1,203,827	17,276,587	21,856,541
Morgan
Issued	470,005	382,848	1,043,256,067	508,437,689
Reinvested	14,656	10,601	68,900	64,287
Redeemed	(417,404)	(239,600)	(1,041,039,656)	(506,257,396)
Change in Morgan Shares	67,257	153,849	2,285,311	2,244,580
Premier
Issued	2,946,775	3,779,072	62,813,337	68,495,662
Reinvested	66,382	47,562	357,625	194,388
Redeemed	(2,563,042)	(2,896,386)	(58,749,165)	(58,098,710)
Change in Premier Shares	450,115	930,248	4,421,797	10,591,340
Reserve
Issued	—	—	6,845,658	8,792,543
Reinvested	—	—	1,398	1,874
Redeemed	—	—	(7,326,992)	(8,618,367)
Change in Reserve Shares	—	—	(479,936)	176,050
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	121

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$607,319	$994,523	$296,993	$498,975
Distributions reinvested	1,502	2,520	1,388	2,072
Cost of shares redeemed	(804,635)	(1,036,175)	(291,291)	(489,730)
Change in net assets resulting from Agency capital transactions	(195,814)	(39,132)	7,090	11,317
Institutional Class
Proceeds from shares issued	28,260,117	27,621,587	15,788,017	11,701,694
Distributions reinvested	19,250	19,140	26,872	20,418
Cost of shares redeemed	(26,975,097)	(28,062,061)	(15,374,815)	(11,504,233)
Change in net assets resulting from Institutional Class capital transactions	1,304,270	(421,334)	440,074	217,879
Morgan
Proceeds from shares issued	102,652	85,243	96,810	77,978
Distributions reinvested	2,013	1,643	2,200	1,497
Cost of shares redeemed	(90,790)	(62,458)	(78,134)	(49,311)
Change in net assets resulting from Morgan capital transactions	13,875	24,428	20,876	30,164
Premier
Proceeds from shares issued	1,810,511	2,088,920	1,002,950	738,365
Distributions reinvested	17,114	8,160	10,457	4,802
Cost of shares redeemed	(1,691,942)	(1,748,572)	(714,818)	(554,707)
Change in net assets resulting from Premier capital transactions	135,683	348,508	298,589	188,460
Reserve
Proceeds from shares issued	6,433,216	6,739,751	—	—
Distributions reinvested	933	931	—	—
Cost of shares redeemed	(6,518,934)	(6,855,801)	—	—
Change in net assets resulting from Reserve capital transactions	(84,785)	(115,119)	—	—
Service
Proceeds from shares issued	—	—	131	3
Distributions reinvested	—	—	114	166
Cost of shares redeemed	—	—	(2,067)	(3,053)
Change in net assets resulting from Service capital transactions	—	—	(1,822)	(2,884)
Total change in net assets resulting from capital transactions	$1,173,229	$(202,649)	$764,807	$444,936
SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. Morgan Money Market Funds	February 28, 2025

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
SHARE TRANSACTIONS:
Agency
Issued	607,298	994,493	296,970	498,938
Reinvested	1,502	2,520	1,388	2,072
Redeemed	(804,607)	(1,036,149)	(291,263)	(489,687)
Change in Agency Shares	(195,807)	(39,136)	7,095	11,323
Institutional Class
Issued	28,259,985	27,621,484	15,787,948	11,701,634
Reinvested	19,250	19,140	26,872	20,418
Redeemed	(26,974,978)	(28,061,951)	(15,374,741)	(11,504,169)
Change in Institutional Class Shares	1,304,257	(421,327)	440,079	217,883
Morgan
Issued	102,649	85,238	96,802	77,972
Reinvested	2,013	1,643	2,200	1,497
Redeemed	(90,787)	(62,456)	(78,126)	(49,305)
Change in Morgan Shares	13,875	24,425	20,876	30,164
Premier
Issued	1,810,459	2,088,868	1,002,896	738,322
Reinvested	17,114	8,160	10,457	4,802
Redeemed	(1,691,889)	(1,748,544)	(714,772)	(554,677)
Change in Premier Shares	135,684	348,484	298,581	188,447
Reserve
Issued	6,433,123	6,739,670	—	—
Reinvested	933	931	—	—
Redeemed	(6,518,836)	(6,855,696)	—	—
Change in Reserve Shares	(84,780)	(115,095)	—	—
Service
Issued	—	—	131	3
Reinvested	—	—	114	166
Redeemed	—	—	(2,067)	(3,052)
Change in Service Shares	—	—	(1,822)	(2,883)
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	123

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$87,364	$107,241	$343,649	$658,001
Distributions reinvested	146	269	149	185
Cost of shares redeemed	(90,946)	(156,034)	(411,463)	(652,732)
Change in net assets resulting from Agency capital transactions	(3,436)	(48,524)	(67,665)	5,454
Institutional Class
Proceeds from shares issued	274,321	676,036	2,481,458	3,581,545
Distributions reinvested	1,585	1,658	1,531	3,303
Cost of shares redeemed	(317,194)	(635,787)	(2,714,616)	(3,784,276)
Change in net assets resulting from Institutional Class capital transactions	(41,288)	41,907	(231,627)	(199,428)
Morgan
Proceeds from shares issued	2,500	8,394	12,385	25,946
Distributions reinvested	161	200	1,199	1,377
Cost of shares redeemed	(6,879)	(8,779)	(21,891)	(24,304)
Change in net assets resulting from Morgan capital transactions	(4,218)	(185)	(8,307)	3,019
Premier
Proceeds from shares issued	203,592	310,148	516,131	1,044,854
Distributions reinvested	650	1,023	455	584
Cost of shares redeemed	(243,476)	(354,362)	(637,861)	(1,127,320)
Change in net assets resulting from Premier capital transactions	(39,234)	(43,191)	(121,275)	(81,882)
Reserve
Proceeds from shares issued	—	—	1,936	5,008
Distributions reinvested	—	—	56	27
Cost of shares redeemed	—	—	(2,497)	(5,149)
Change in net assets resulting from Reserve capital transactions	—	—	(505)	(114)
Service
Distributions reinvested	76	103	17	27
Cost of shares redeemed	(1,152)	(2,397)	(288)	(908)
Change in net assets resulting from Service capital transactions	(1,076)	(2,294)	(271)	(881)
Total change in net assets resulting from capital transactions	$(89,252)	$(52,287)	$(429,650)	$(273,832)
SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. Morgan Money Market Funds	February 28, 2025

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
SHARE TRANSACTIONS:
Agency
Issued	87,335	107,231	343,646	657,998
Reinvested	146	269	149	185
Redeemed	(90,918)	(156,016)	(411,458)	(652,727)
Change in Agency Shares	(3,437)	(48,516)	(67,663)	5,456
Institutional Class
Issued	274,262	675,997	2,481,448	3,581,531
Reinvested	1,585	1,658	1,531	3,303
Redeemed	(317,138)	(635,752)	(2,714,606)	(3,784,268)
Change in Institutional Class Shares	(41,291)	41,903	(231,627)	(199,434)
Morgan
Issued	2,498	8,389	12,384	25,945
Reinvested	161	200	1,199	1,377
Redeemed	(6,876)	(8,777)	(21,890)	(24,303)
Change in Morgan Shares	(4,217)	(188)	(8,307)	3,019
Premier
Issued	203,545	310,112	516,125	1,044,848
Reinvested	650	1,023	455	584
Redeemed	(243,426)	(354,327)	(637,855)	(1,127,310)
Change in Premier Shares	(39,231)	(43,192)	(121,275)	(81,878)
Reserve
Issued	—	—	1,936	5,009
Reinvested	—	—	56	27
Redeemed	—	—	(2,497)	(5,149)
Change in Reserve Shares	—	—	(505)	(113)
Service
Reinvested	76	103	18	27
Redeemed	(1,152)	(2,396)	(290)	(908)
Change in Service Shares	(1,076)	(2,293)	(272)	(881)
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	125

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Prime Money Market Fund
Academy
Year Ended February 28, 2025	$1.0005	$0.0501	$(0.0002)	$0.0499	$(0.0501)	$—	$(0.0501)
Year Ended February 29, 2024	1.0006	0.0527	(0.0001)	0.0526	(0.0527)	—	(0.0527)
Year Ended February 28, 2023	1.0003	0.0240	0.0003	0.0243	(0.0240)	—	(0.0240)
Year Ended February 28, 2022	1.0006	0.0007	(0.0003)	0.0004	(0.0007)	—	(0.0007)
Year Ended February 28, 2021	1.0006	0.0036	— (e)	0.0036	(0.0036)	— (e)	(0.0036)
Agency
Year Ended February 28, 2025	1.0009	0.0492	0.0001	0.0493	(0.0492)	—	(0.0492)
Year Ended February 29, 2024	1.0009	0.0518	— (e)	0.0518	(0.0518)	—	(0.0518)
Year Ended February 28, 2023	1.0005	0.0231	0.0004	0.0235	(0.0231)	—	(0.0231)
Year Ended February 28, 2022	1.0008	0.0001	(0.0003)	(0.0002)	(0.0001)	—	(0.0001)
Year Ended February 28, 2021	1.0007	0.0028	0.0001	0.0029	(0.0028)	— (e)	(0.0028)
Capital
Year Ended February 28, 2025	1.0004	0.0501	(0.0001)	0.0500	(0.0501)	—	(0.0501)
Year Ended February 29, 2024	1.0005	0.0527	(0.0001)	0.0526	(0.0527)	—	(0.0527)
Year Ended February 28, 2023	1.0003	0.0240	0.0002	0.0242	(0.0240)	—	(0.0240)
Year Ended February 28, 2022	1.0005	0.0007	(0.0002)	0.0005	(0.0007)	—	(0.0007)
Year Ended February 28, 2021	1.0005	0.0036	— (e)	0.0036	(0.0036)	— (e)	(0.0036)
Empower
Year Ended February 28, 2025	1.0004	0.0501	(0.0001)	0.0500	(0.0501)	—	(0.0501)
Year Ended February 29, 2024	1.0005	0.0526	(0.0001)	0.0525	(0.0526)	—	(0.0526)
Year Ended February 28, 2023	1.0002	0.0240	0.0003	0.0243	(0.0240)	—	(0.0240)
Year Ended February 28, 2022	1.0005	0.0007	(0.0003)	0.0004	(0.0007)	—	(0.0007)
February 23, 2021 (f) through February 28, 2021	1.0005	— (e)	— (e)	— (e)	— (e)	—	— (e)
IM
Year Ended February 28, 2025	1.0005	0.0506	(0.0001)	0.0505	(0.0506)	—	(0.0506)
Year Ended February 29, 2024	1.0005	0.0532	— (e)	0.0532	(0.0532)	—	(0.0532)
Year Ended February 28, 2023	1.0003	0.0244	0.0002	0.0246	(0.0244)	—	(0.0244)
Year Ended February 28, 2022	1.0006	0.0007	(0.0003)	0.0004	(0.0007)	—	(0.0007)
Year Ended February 28, 2021	1.0006	0.0039	— (e)	0.0039	(0.0039)	— (e)	(0.0039)
Institutional Class
Year Ended February 28, 2025	1.0005	0.0497	(0.0001)	0.0496	(0.0497)	—	(0.0497)
Year Ended February 29, 2024	1.0005	0.0523	— (e)	0.0523	(0.0523)	—	(0.0523)
Year Ended February 28, 2023	1.0003	0.0237	0.0002	0.0239	(0.0237)	—	(0.0237)
Year Ended February 28, 2022	1.0005	0.0005	(0.0002)	0.0003	(0.0005)	—	(0.0005)
Year Ended February 28, 2021	1.0005	0.0033	— (e)	0.0033	(0.0033)	— (e)	(0.0033)
Morgan
Year Ended February 28, 2025	1.0011	0.0469	0.0004	0.0473	(0.0469)	—	(0.0469)
Year Ended February 29, 2024	1.0010	0.0496	0.0001	0.0497	(0.0496)	—	(0.0496)
Year Ended February 28, 2023	1.0007	0.0209	0.0003	0.0212	(0.0209)	—	(0.0209)
Year Ended February 28, 2022	1.0011	0.0001	(0.0004)	(0.0003)	(0.0001)	—	(0.0001)
Year Ended February 28, 2021	1.0008	0.0016	0.0003	0.0019	(0.0016)	— (e)	(0.0016)
Premier
Year Ended February 28, 2025	1.0006	0.0476	(0.0001)	0.0475	(0.0476)	—	(0.0476)
Year Ended February 29, 2024	1.0007	0.0501	(0.0001)	0.0500	(0.0501)	—	(0.0501)
Year Ended February 28, 2023	1.0004	0.0214	0.0003	0.0217	(0.0214)	—	(0.0214)
Year Ended February 28, 2022	1.0007	0.0001	(0.0003)	(0.0002)	(0.0001)	—	(0.0001)
Year Ended February 28, 2021	1.0006	0.0019	0.0001	0.0020	(0.0019)	— (e)	(0.0019)
SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. Morgan Money Market Funds	February 28, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.0003	5.09%	$1,048,990	0.17%(d)	4.99%	0.17%
1.0005	5.38	786,157	0.18	5.23	0.18
1.0006	2.46	618,235	0.17 (d)	2.30	0.19
1.0003	0.04	918,415	0.10 (d)	0.07	0.19
1.0006	0.36	1,011,973	0.17 (d)	0.38	0.19

1.0010	5.03	2,764,683	0.26 (d)	4.93	0.27
1.0009	5.30	3,279,975	0.26	5.19	0.28
1.0009	2.38	2,766,889	0.26 (d)	2.64	0.29
1.0005	(0.02)	1,403,993	0.16 (d)	0.01	0.29
1.0008	0.29	1,492,906	0.24 (d)	0.30	0.29

1.0003	5.12	44,855,575	0.17 (d)	4.99	0.17
1.0004	5.38	42,797,560	0.17	5.26	0.18
1.0005	2.45	41,621,459	0.17 (d)	2.43	0.19
1.0003	0.05	40,505,885	0.10 (d)	0.07	0.18
1.0005	0.36	42,867,638	0.16 (d)	0.31	0.19

1.0003	5.10	598,550	0.17 (d)	4.98	0.18
1.0004	5.38	463,298	0.18	5.28	0.18
1.0005	2.46	355,132	0.16 (d)	2.15	0.19
1.0002	0.04	564,948	0.10 (d)	0.07	0.20
1.0005	0.00 (g)	25	0.12 (d)	0.10	0.19

1.0004	5.16	17,197,596	0.12 (d)	5.03	0.12
1.0005	5.45	13,307,523	0.13	5.36	0.13
1.0005	2.48	6,054,242	0.13 (d)	2.32	0.14
1.0003	0.04	9,524,945	0.10 (d)	0.07	0.13
1.0006	0.39	7,515,957	0.13 (d)	0.35	0.14

1.0004	5.07	17,822,266	0.21 (d)	4.97	0.22
1.0005	5.36	18,483,874	0.21	5.24	0.23
1.0005	2.41	14,307,780	0.20 (d)	2.38	0.24
1.0003	0.03	14,794,803	0.12 (d)	0.05	0.23
1.0005	0.33	19,063,596	0.19 (d)	0.30	0.24

1.0015	4.82	721,023	0.48 (d)	4.94	0.48
1.0011	5.08	4,175,385	0.48	5.00	0.48
1.0010	2.14	1,857,527	0.48 (d)	2.41	0.50
1.0007	(0.03)	877,230	0.17 (d)	0.01	0.50
1.0011	0.19	1,353,316	0.38 (d)	0.22	0.50

1.0005	4.84	2,968,154	0.42 (d)	4.76	0.42
1.0006	5.12	3,008,674	0.43	5.02	0.43
1.0007	2.19	2,287,879	0.43 (d)	2.55	0.44
1.0004	(0.02)	1,007,946	0.16 (d)	0.01	0.44
1.0007	0.20	1,337,044	0.35 (d)	0.22	0.44
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	127

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Prime Money Market Fund (continued)
Reserve
Year Ended February 28, 2025	$1.0008	$0.0448	$(0.0001)	$0.0447	$(0.0448)	$—	$(0.0448)
Year Ended February 29, 2024	1.0008	0.0474	— (e)	0.0474	(0.0474)	—	(0.0474)
Year Ended February 28, 2023	1.0006	0.0192	0.0002	0.0194	(0.0192)	—	(0.0192)
Year Ended February 28, 2022	1.0009	0.0001	(0.0003)	(0.0002)	(0.0001)	—	(0.0001)
Year Ended February 28, 2021	1.0007	0.0010	0.0002	0.0012	(0.0010)	— (e)	(0.0010)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Academy	— *	—	0.01%	0.08%	0.01%
Agency	— *	—	— *	0.10%	0.02%
Capital	— *	—	0.01%	0.08%	0.02%
Empower	0.01%	—	0.02%	0.08%	— *
IM	— *	—	— *	0.04%	0.01%
Institutional Class	— *	—	0.01%	0.09%	0.02%
Morgan	— *	—	0.02%	0.34%	0.12%
Premier	— *	—	0.01%	0.27%	0.09%
Reserve	— *	—	0.05%	0.54%	0.16%
* Amount rounds to less than 0.005%.

(e)	Amount rounds to less than $0.00005.
(f)	Commencement of offering of class of shares.
(g)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. Morgan Money Market Funds	February 28, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.0007	4.55%	$2,944	0.69%(d)	4.49%	1.63%
1.0008	4.84	3,271	0.70	4.74	1.56
1.0008	1.96	3,295	0.65 (d)	1.97	1.14
1.0006	(0.02)	2,852	0.16 (d)	0.01	2.42
1.0009	0.12	1,084	0.53 (d)	0.33	2.00
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	129

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Institutional Tax Free Money Market Fund
Agency
Year Ended February 28, 2025	$1.0002	$0.0291	$— (b)	$0.0291	$(0.0291)	$— (b)	$(0.0291)
Year Ended February 29, 2024	1.0002	0.0310	— (b)	0.0310	(0.0310)	—	(0.0310)
Year Ended February 28, 2023	1.0003	0.0136	— (b)	0.0136	(0.0136)	(0.0001)	(0.0137)
Year Ended February 28, 2022	1.0005	0.0001	(0.0002)	(0.0001)	(0.0001)	— (b)	(0.0001)
Year Ended February 28, 2021	1.0001	0.0023	0.0004	0.0027	(0.0023)	— (b)	(0.0023)
Capital
Year Ended February 28, 2025	1.0003	0.0299	— (b)	0.0299	(0.0299)	— (b)	(0.0299)
Year Ended February 29, 2024	1.0002	0.0318	0.0001	0.0319	(0.0318)	—	(0.0318)
Year Ended February 28, 2023	1.0003	0.0144	— (b)	0.0144	(0.0144)	(0.0001)	(0.0145)
Year Ended February 28, 2022	1.0006	0.0002	(0.0003)	(0.0001)	(0.0002)	— (b)	(0.0002)
Year Ended February 28, 2021	1.0000	0.0028	0.0006	0.0034	(0.0028)	— (b)	(0.0028)
IM
Year Ended February 28, 2025	1.0001	0.0303	— (b)	0.0303	(0.0303)	— (b)	(0.0303)
Year Ended February 29, 2024	1.0002	0.0321	(0.0001)	0.0320	(0.0321)	—	(0.0321)
Year Ended February 28, 2023	1.0003	0.0147	— (b)	0.0147	(0.0147)	(0.0001)	(0.0148)
Year Ended February 28, 2022	1.0005	0.0002	(0.0002)	— (b)	(0.0002)	— (b)	(0.0002)
Year Ended February 28, 2021	1.0000	0.0030	0.0005	0.0035	(0.0030)	— (b)	(0.0030)
Institutional Class
Year Ended February 28, 2025	1.0002	0.0296	— (b)	0.0296	(0.0296)	— (b)	(0.0296)
Year Ended February 29, 2024	1.0002	0.0315	— (b)	0.0315	(0.0315)	—	(0.0315)
Year Ended February 28, 2023	1.0003	0.0141	— (b)	0.0141	(0.0141)	(0.0001)	(0.0142)
Year Ended February 28, 2022	1.0005	0.0001	(0.0002)	(0.0001)	(0.0001)	— (b)	(0.0001)
Year Ended February 28, 2021	1.0000	0.0026	0.0005	0.0031	(0.0026)	— (b)	(0.0026)

(a)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(b)	Amount rounds to less than $0.00005.
(c)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Agency	—	—	— *	0.16%	0.02%
Capital	—	—	— *	0.09%	— *
IM	—	—	—	0.07%	0.01%
Institutional Class	—	—	— *	0.12%	0.01%
* Amount rounds to less than 0.005%.

(d)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. Morgan Money Market Funds	February 28, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(a)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.0002	2.94%	$67,838	0.26%	2.94%	0.32%
1.0002	3.14	96,104	0.26	3.10	0.32
1.0002	1.36	108,719	0.26 (c)	1.81	0.35
1.0003	(0.01)	17,084	0.11 (c)	0.01	0.44
1.0005	0.27	23,163	0.24 (c)	0.25	0.36

1.0003	3.03	342,671	0.18	3.03	0.19
1.0003	3.24	207,333	0.18	3.16	0.21
1.0002	1.44	399,560	0.18 (c)	1.78	0.21
1.0003	(0.01)	182,500	0.09 (c)	0.02	0.22
1.0006	0.34	37,889	0.18 (c)	0.41	0.22

1.0001	3.07	1,265,816	0.14	2.96	0.14
1.0001	3.25	763,488	0.15	3.18	0.15
1.0002	1.47	601,785	0.15	1.36	0.15
1.0003	0.00 (d)	723,312	0.08 (c)	0.02	0.15
1.0005	0.35	665,960	0.15 (c)	0.18	0.16

1.0002	3.00	299,682	0.21	2.99	0.25
1.0002	3.20	347,708	0.21	3.15	0.25
1.0002	1.41	397,559	0.21 (c)	1.48	0.26
1.0003	(0.01)	355,017	0.09 (c)	0.01	0.26
1.0005	0.31	478,239	0.20 (c)	0.23	0.26
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	131

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Liquid Assets Money Market Fund
Agency
Year Ended February 28, 2025	$1.00	$0.05	$— (c)	$0.05	$(0.05)	$—	$(0.05)
Year Ended February 29, 2024	1.00	0.05	— (c)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (c)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	—	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Capital
Year Ended February 28, 2025	1.00	0.05	— (c)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (c)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (c)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	—	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Institutional Class
Year Ended February 28, 2025	1.00	0.05	— (c)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (c)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (c)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	—	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Investor
Year Ended February 28, 2025	1.00	0.05	— (c)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (c)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (c)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	—	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Morgan
Year Ended February 28, 2025	1.00	0.05	— (c)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (c)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (c)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	—	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Premier
Year Ended February 28, 2025	1.00	0.05	— (c)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (c)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (c)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	—	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Reserve
Year Ended February 28, 2025	1.00	0.04	— (c)	0.04	(0.04)	—	(0.04)
Year Ended February 29, 2024	1.00	0.05	— (c)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (c)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	—	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)

(a)	Calculated based upon average shares outstanding.
(b)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(c)	Amount rounds to less than $0.005.
(d)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Agency	—	—	— *	0.09%	0.02%
Capital	—	—	— *	0.03%	— *
Institutional Class	—	—	— *	0.05%	— *
Investor	—	—	0.02%	0.32%	0.16%
Morgan	—	—	0.02%	0.42%	0.19%
Premier	—	—	— *	0.28%	0.10%
Reserve	—	—	0.04%	0.53%	0.29%
* Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. Morgan Money Market Funds	February 28, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(b)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	5.03%	$4,526,502	0.26%	4.90%	0.28%
1.00	5.28	3,878,930	0.26	5.17	0.29
1.00	2.32	3,045,257	0.26 (d)	3.07	0.29
1.00	0.01	691,008	0.17 (d)	0.01	0.30
1.00	0.29	1,234,800	0.24 (d)	0.27	0.29

1.00	5.11	18,445,351	0.18	4.97	0.18
1.00	5.37	14,970,998	0.18	5.27	0.19
1.00	2.40	9,633,984	0.18 (d)	3.32	0.19
1.00	0.04	1,804,197	0.15 (d)	0.04	0.19
1.00	0.35	4,806,805	0.18 (d)	0.25	0.19

1.00	5.08	11,374,169	0.21	4.96	0.23
1.00	5.33	10,258,535	0.21	5.22	0.24
1.00	2.37	8,277,974	0.21 (d)	3.19	0.24
1.00	0.02	1,763,092	0.16 (d)	0.02	0.25
1.00	0.32	3,055,814	0.21 (d)	0.30	0.24

1.00	4.79	10,380	0.49	4.70	0.49
1.00	5.04	6,631	0.49	5.05	0.50
1.00	2.10	3,013	0.48 (d)	2.43	0.49
1.00	0.01	1,804	0.17 (d)	0.01	0.50
1.00	0.17	6,189	0.34 (d)	0.16	0.58

1.00	4.69	9,061,560	0.58	4.57	0.58
1.00	4.94	7,101,838	0.59	4.90	0.60
1.00	2.02	2,177,582	0.56 (d)	2.79	0.60
1.00	0.01	453,086	0.17 (d)	0.01	0.61
1.00	0.14	627,541	0.40 (d)	0.14	0.60

1.00	4.85	32,834,680	0.43	4.72	0.43
1.00	5.10	25,760,284	0.44	5.02	0.44
1.00	2.15	12,312,271	0.43 (d)	3.20	0.44
1.00	0.01	1,532,491	0.17 (d)	0.01	0.45
1.00	0.19	2,373,258	0.35 (d)	0.19	0.44

1.00	4.58	14,458	0.69	4.51	0.69
1.00	4.84	17,886	0.69	4.71	0.69
1.00	1.94	28,700	0.66 (d)	2.58	0.69
1.00	0.01	4,231	0.17 (d)	0.01	0.70
1.00	0.11	5,661	0.40 (d)	0.11	0.88

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	133

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Securities Lending Money Market Fund*
Agency SL
Year Ended February 28, 2025	$1.00	$0.05 (b)	$— (c)	$0.05	$(0.05)	$—	$(0.05)
Year Ended February 29, 2024	1.0004	0.0537	(0.0001)	0.0536	(0.0537)	—	(0.0537)
Year Ended February 28, 2023	0.9996	0.0241	0.0008	0.0249	(0.0241)	—	(0.0241)
Year Ended February 28, 2022	1.0001	0.0010	(0.0005)	0.0005	(0.0010)	— (d)	(0.0010)
Year Ended February 28, 2021	1.0002	0.0045	(0.0001)	0.0044	(0.0045)	— (d)	(0.0045)

*	The JPMorgan Securities Lending Money Market Fund began utilizing a stable $1.00 share price calculated to two decimal places on September 3, 2024. See Note 1.
(a)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Amount rounds to less than $0.005.
(d)	Amount rounds to less than $0.00005.
SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. Morgan Money Market Funds	February 28, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(a)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	5.16%	$1,355,100	0.06%	5.10%	0.15%
1.0003	5.49	2,516,563	0.06	5.38	0.14
1.0004	2.52	2,071,723	0.06	2.35	0.15
0.9996	0.05	1,921,994	0.06	0.10	0.14
1.0001	0.44	2,168,587	0.06	0.48	0.15

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	135

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan U.S. Government Money Market Fund
Academy
Year Ended February 28, 2025	$1.00	$0.05	$— (e)	$0.05	$(0.05)	$1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Agency
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Capital
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Empower
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
February 23, 2021 (g) through February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
IM
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Institutional Class
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Investor
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Morgan
Year Ended February 28, 2025	1.00	0.04	— (e)	0.04	(0.04)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. Morgan Money Market Funds	February 28, 2025

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

4.99%	$6,517,448	0.17%(f)	4.86%	0.17%
5.19	7,529,994	0.18	5.12	0.18
2.20	4,267,302	0.15 (f)	1.79	0.18
0.03	10,734,174	0.04 (f)	0.03	0.18
0.14	3,689,489	0.14 (f)	0.07	0.18

4.90	16,040,283	0.26 (f)	4.77	0.27
5.10	15,084,344	0.26	5.01	0.28
2.11	10,098,820	0.24 (f)	2.11	0.28
0.01	8,485,249	0.06 (f)	0.01	0.28
0.09	16,148,773	0.20 (f)	0.08	0.28

4.99	182,085,385	0.17 (f)	4.86	0.17
5.19	160,954,781	0.18	5.08	0.18
2.20	119,811,381	0.15 (f)	1.97	0.18
0.03	166,488,233	0.04 (f)	0.03	0.18
0.14	143,184,525	0.15 (f)	0.13	0.19

4.99	9,398,144	0.17 (f)	4.87	0.17
5.19	7,799,631	0.18	5.10	0.18
2.20	5,393,885	0.15 (f)	2.45	0.19
0.03	4,160,732	0.04 (f)	0.03	0.18
0.00 (h)	500,028	0.06 (f)	0.04	0.19

5.05	11,457,218	0.12 (f)	4.92	0.12
5.24	8,449,005	0.13	5.09	0.13
2.23	9,457,598	0.12 (f)	2.22	0.13
0.03	10,046,645	0.04 (f)	0.03	0.13
0.17	7,317,310	0.12 (f)	0.16	0.14

4.95	44,065,112	0.21 (f)	4.83	0.22
5.15	41,207,185	0.21	5.05	0.23
2.17	29,664,717	0.18 (f)	2.15	0.24
0.01	27,455,761	0.06 (f)	0.01	0.23
0.12	39,608,624	0.17 (f)	0.11	0.23

4.68	3,556,639	0.47 (f)	4.49	0.47
4.87	2,056,169	0.48	4.76	0.48
1.90	2,406,713	0.46 (f)	1.98	0.48
0.00 (h)	1,858,457	0.07 (f)	0.00 (h)	0.48
0.05	842,931	0.24 (f)	0.04	0.48

4.58	14,753,566	0.57 (f)	4.43	0.57
4.77	7,815,291	0.58	4.71	0.58
1.81	4,027,309	0.54 (f)	2.08	0.59
0.00 (h)	1,956,424	0.07 (f)	0.00 (h)	0.59
0.05	1,870,723	0.25 (f)	0.05	0.59
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	137

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan U.S. Government Money Market Fund (continued)
Premier
Year Ended February 28, 2025	$1.00	$0.05	$— (e)	$0.05	$(0.05)	$1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Reserve
Year Ended February 28, 2025	1.00	0.04	— (e)	0.04	(0.04)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Service
Year Ended February 28, 2025	1.00	0.04	— (e)	0.04	(0.04)	1.00
Year Ended February 29, 2024	1.00	0.04	— (e)	0.04	(0.04)	1.00
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Academy	— *	—	0.03%	0.13%	0.04%
Agency	— *	—	0.02%	0.20%	0.06%
Capital	— *	—	0.03%	0.13%	0.03%
Empower	— *	—	0.03%	0.13%	— *
IM	— *	—	0.01%	0.09%	0.01%
Institutional Class	— *	—	0.03%	0.15%	0.04%
Investor	— *	—	0.03%	0.41%	0.25%
Morgan	— *	—	0.04%	0.51%	0.33%
Premier	— *	—	0.03%	0.37%	0.21%
Reserve	— *	—	0.11%	0.61%	0.47%
Service	— *	—	0.16%	0.96%	0.74%
* Amount rounds to less than 0.005%.

(g)	Commencement of offering of class of shares.
(h)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. Morgan Money Market Funds	February 28, 2025

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

4.73%	$16,363,800	0.42%(f)	4.61%	0.42%
4.92	13,503,049	0.43	4.86	0.43
1.94	6,543,879	0.41 (f)	1.97	0.44
0.01	5,330,175	0.06 (f)	0.01	0.43
0.06	5,020,827	0.22 (f)	0.05	0.43

4.47	31,619	0.67 (f)	4.67	0.67
4.66	2,846,123	0.68	4.62	0.68
1.73	3,350,896	0.58 (f)	1.44	0.69
0.00 (h)	7,409,330	0.07 (f)	0.00 (h)	0.68
0.04	27,414	0.22 (f)	0.03	0.69

4.11	207,417	1.02 (f)	4.05	1.02
4.30	248,025	1.03	4.20	1.03
1.45	325,011	0.88 (f)	1.33	1.03
0.00 (h)	433,435	0.07 (f)	0.00 (h)	1.03
0.03	514,476	0.29 (f)	0.03	1.03

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	139

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan U.S. Treasury Plus Money Market Fund
Academy
Year Ended February 28, 2025	$1.00	$0.05	$— (e)	$0.05	$(0.05)	$1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
September 30, 2020 (g) through February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Agency
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Capital
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Empower
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
February 23, 2021 (g) through February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
IM
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Institutional Class
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Investor
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Morgan
Year Ended February 28, 2025	1.00	0.04	— (e)	0.04	(0.04)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. Morgan Money Market Funds	February 28, 2025

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

4.97%	$782,572	0.17%	4.88%	0.17%
5.18	2,124,743	0.18	5.18	0.18
2.18	153,500	0.15 (f)	2.60	0.19
0.01	100	0.04 (f)	0.01	0.19
0.01	17,600	0.07 (f)	0.03	0.23

4.88	3,093,782	0.26	4.76	0.27
5.09	2,614,882	0.26	4.99	0.28
2.09	1,745,265	0.24 (f)	2.19	0.29
0.01	914,835	0.06 (f)	0.01	0.28
0.09	1,865,281	0.20 (f)	0.09	0.29

4.97	19,199,227	0.17	4.83	0.17
5.18	14,599,378	0.18	5.07	0.18
2.18	12,166,783	0.16 (f)	2.12	0.19
0.01	10,784,903	0.06 (f)	0.01	0.18
0.14	13,539,346	0.16 (f)	0.13	0.19

4.97	123,889	0.17	4.82	0.18
5.18	63,083	0.18	4.82	0.18
2.18	1,206,832	0.17 (f)	2.94	0.19
0.01	112,014	0.05 (f)	0.01	0.18
0.00 (h)	25	0.06 (f)	0.02	0.18

5.03	304,355	0.12	4.87	0.12
5.23	178,436	0.13	5.27	0.13
2.17	142	0.15 (f)	2.89	0.16
0.01	30	0.05 (f)	0.02	0.14
0.17	24,276	0.12 (f)	0.19	0.14

4.93	13,437,078	0.21	4.80	0.22
5.15	11,726,034	0.21	5.05	0.23
2.15	8,222,799	0.19 (f)	2.05	0.24
0.01	7,963,115	0.06 (f)	0.01	0.24
0.12	12,055,194	0.17 (f)	0.13	0.24

4.66	15,511	0.47	4.55	0.47
4.86	15,980	0.48	4.74	0.48
1.88	15,976	0.45 (f)	1.90	0.49
0.00 (h)	16,665	0.07 (f)	0.00 (h)	0.48
0.04	16,604	0.27 (f)	0.05	0.54

4.56	4,304,404	0.57	4.45	0.57
4.76	3,596,110	0.58	4.73	0.58
1.80	1,110,743	0.55 (f)	2.21	0.59
0.00 (h)	350,701	0.06 (f)	0.00 (h)	0.59
0.04	436,183	0.28 (f)	0.05	0.59
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	141

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan U.S. Treasury Plus Money Market Fund (continued)
Premier
Year Ended February 28, 2025	$1.00	$0.05	$— (e)	$0.05	$(0.05)	$1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Reserve
Year Ended February 28, 2025	1.00	0.04	— (e)	0.04	(0.04)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Academy	—	—	0.03%	0.14%	0.05%
Agency	—	—	0.02%	0.20%	0.06%
Capital	—	—	0.02%	0.12%	0.02%
Empower	—	—	0.01%	0.13%	— *
IM	—	—	0.01%	0.09%	0.01%
Institutional Class	—	—	0.02%	0.15%	0.04%
Investor	—	—	0.04%	0.42%	0.22%
Morgan	—	—	0.04%	0.52%	0.31%
Premier	—	—	0.03%	0.38%	0.19%
Reserve	—	—	0.08%	0.61%	0.35%
* Amount rounds to less than 0.005%.

(g)	Commencement of offering of class of shares.
(h)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. Morgan Money Market Funds	February 28, 2025

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

4.71%	$5,187,580	0.42%	4.60%	0.42%
4.91	4,814,054	0.43	4.84	0.43
1.92	2,659,992	0.41 (f)	2.02	0.44
0.01	2,032,795	0.06 (f)	0.01	0.44
0.05	1,694,724	0.25 (f)	0.04	0.44

4.45	535,784	0.67	4.42	0.67
4.65	1,232,544	0.68	4.61	0.68
1.71	425,906	0.61 (f)	2.34	0.69
0.00 (h)	244,357	0.07 (f)	0.00 (h)	0.68
0.03	4,562	0.34 (f)	0.03	0.74

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	143

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Federal Money Market Fund
Agency
Year Ended February 28, 2025	$1.00	$0.05	$— (c)	$0.05	$(0.05)	$—	$(0.05)
Year Ended February 29, 2024	1.00	0.05	— (c)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (c)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Institutional Class
Year Ended February 28, 2025	1.00	0.05	— (c)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (c)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (c)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Morgan
Year Ended February 28, 2025	1.00	0.04	— (c)	0.04	(0.04)	—	(0.04)
Year Ended February 29, 2024	1.00	0.05	— (c)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (c)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Premier
Year Ended February 28, 2025	1.00	0.05	— (c)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (c)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (c)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)

(a)	Calculated based upon average shares outstanding.
(b)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(c)	Amount rounds to less than $0.005.
(d)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Agency	—	—	0.01%	0.20%	0.06%
Institutional Class	—	—	0.01%	0.16%	0.04%
Morgan	—	—	0.04%	0.53%	0.36%
Premier	—	—	0.01%	0.39%	0.21%

(e)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. Morgan Money Market Funds	February 28, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(b)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	4.89%	$611,145	0.26%	4.79%	0.28%
1.00	5.09	734,542	0.26	5.00	0.29
1.00	2.09	417,945	0.26 (d)	2.40	0.31
1.00	0.01	217,942	0.06 (d)	0.01	0.31
1.00	0.11	318,757	0.20 (d)	0.10	0.30

1.00	4.94	5,247,575	0.21	4.81	0.23
1.00	5.14	4,275,012	0.21	5.03	0.24
1.00	2.14	3,070,971	0.21 (d)	2.50	0.26
1.00	0.01	1,322,211	0.06 (d)	0.01	0.25
1.00	0.13	2,344,288	0.17 (d)	0.14	0.25

1.00	4.55	356,443	0.58	4.44	0.58
1.00	4.74	289,176	0.59	4.69	0.60
1.00	1.81	135,312	0.55 (d)	2.16	0.63
1.00	0.00 (e)	55,291	0.06 (d)	0.00 (e)	0.64
1.00	0.06	53,546	0.23 (d)	0.05	0.63

1.00	4.71	2,382,844	0.43	4.59	0.43
1.00	4.90	1,932,661	0.44	4.83	0.44
1.00	1.93	1,002,392	0.44 (d)	2.97	0.46
1.00	0.01	123,328	0.06 (d)	0.01	0.46
1.00	0.08	198,516	0.24 (d)	0.08	0.45

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	145

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Academy
Year Ended February 28, 2025	$1.00	$0.05	$— (e)	$0.05	$(0.05)	$—	$(0.05)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
September 30, 2020 (g) through February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Agency
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Capital
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Empower
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
February 23, 2021 (g) through February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
IM
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Institutional Class
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Morgan
Year Ended February 28, 2025	1.00	0.04	— (e)	0.04	(0.04)	—	(0.04)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Premier
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. Morgan Money Market Funds	February 28, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	4.97%	$30,106	0.17%	4.96%	0.17%
1.00	5.14	149,126	0.17	5.06	0.18
1.00	2.10	100,272	0.18 (f)	2.20	0.19
1.00	0.01	131,020	0.05 (f)	0.01	0.18
1.00	0.00 (h)	17,600	0.10 (f)	0.01	0.21

1.00	4.88	16,496,183	0.26	4.75	0.27
1.00	5.05	13,673,580	0.26	5.00	0.28
1.00	2.02	5,528,371	0.26 (f)	2.19	0.29
1.00	0.01	3,173,164	0.05 (f)	0.01	0.28
1.00	0.10	4,187,912	0.20 (f)	0.09	0.29

1.00	4.97	128,683,730	0.17	4.82	0.17
1.00	5.14	95,150,995	0.18	5.06	0.18
1.00	2.10	47,631,670	0.18 (f)	2.01	0.18
1.00	0.01	57,422,062	0.05 (f)	0.01	0.18
1.00	0.13	58,366,269	0.16 (f)	0.11	0.19

1.00	4.97	1,074,915	0.17	4.84	0.17
1.00	5.14	1,083,842	0.18	5.11	0.18
1.00	2.10	218,952	0.18 (f)	3.29	0.19
1.00	0.01	29,519	0.04 (f)	0.01	0.18
1.00	0.00 (h)	25	0.07 (f)	0.01	0.20

1.00	5.02	103,316	0.12	4.96	0.12
1.00	5.19	238,766	0.13	5.19	0.13
1.00	2.14	38,265	0.13 (f)	3.39	0.13
1.00	0.01	224	0.04 (f)	0.01	0.18
1.00	0.16	227	0.13 (f)	0.11	0.14

1.00	4.93	68,101,333	0.21	4.79	0.22
1.00	5.10	50,823,877	0.21	5.02	0.23
1.00	2.07	28,965,801	0.21 (f)	2.15	0.24
1.00	0.01	23,076,533	0.05 (f)	0.01	0.23
1.00	0.12	24,097,829	0.18 (f)	0.11	0.24

1.00	4.55	6,859,226	0.57	4.42	0.57
1.00	4.72	4,573,844	0.58	4.66	0.58
1.00	1.73	2,329,156	0.53 (f)	1.70	0.59
1.00	0.00 (h)	2,206,039	0.06 (f)	0.00 (h)	0.58
1.00	0.05	2,251,619	0.24 (f)	0.05	0.59

1.00	4.71	20,769,262	0.42	4.59	0.42
1.00	4.87	16,347,175	0.43	4.83	0.43
1.00	1.86	5,755,805	0.42 (f)	2.37	0.44
1.00	0.01	1,947,356	0.05 (f)	0.01	0.43
1.00	0.06	1,999,999	0.25 (f)	0.06	0.44
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	147

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan 100% U.S. Treasury Securities Money Market Fund (continued)
Reserve
Year Ended February 28, 2025	$1.00	$0.04	$— (e)	$0.04	$(0.04)	$—	$(0.04)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Academy	—	—	— *	0.12%	0.08%
Agency	—	—	— *	0.21%	0.05%
Capital	—	—	— *	0.12%	0.02%
Empower	—	—	— *	0.13%	0.12%
IM	—	—	— *	0.14%	— *
Institutional Class	—	—	— *	0.16%	0.03%
Morgan	—	—	0.05%	0.52%	0.34%
Premier	—	—	0.02%	0.38%	0.19%
Reserve	—	—	0.09%	0.62%	0.44%
* Amount rounds to less than 0.005%.

(g)	Commencement of offering of class of shares.
(h)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. Morgan Money Market Funds	February 28, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	4.45%	$1,118,375	0.67%	4.39%	0.67%
1.00	4.61	1,598,274	0.68	4.52	0.68
1.00	1.65	1,422,097	0.59 (f)	1.33	0.68
1.00	0.00 (h)	3,821,500	0.06 (f)	0.00 (h)	0.68
1.00	0.04	2,893,380	0.25 (f)	0.03	0.69

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	149

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Tax Free Money Market Fund
Agency
Year Ended February 28, 2025	$1.00	$0.03	$— (c)	$0.03	$(0.03)	$— (c)	$(0.03)
Year Ended February 29, 2024	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (c)	0.01	(0.01)	— (c)	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Institutional Class
Year Ended February 28, 2025	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (c)	0.01	(0.01)	— (c)	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Morgan
Year Ended February 28, 2025	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (c)	0.01	(0.01)	— (c)	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Premier
Year Ended February 28, 2025	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (c)	0.01	(0.01)	— (c)	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Reserve
Year Ended February 28, 2025	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (c)	0.01	(0.01)	— (c)	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)

(a)	Calculated based upon average shares outstanding.
(b)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(c)	Amount rounds to less than $0.005.
(d)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Agency	—	—	— *	0.16%	0.03%
Institutional Class	—	—	—	0.12%	0.01%
Morgan	—	—	0.02%	0.49%	0.29%
Premier	—	—	— *	0.33%	0.14%
Reserve	—	—	0.07%	0.59%	0.39%
* Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. Morgan Money Market Funds	February 28, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(b)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	3.05%	$346,720	0.26%	3.03%	0.28%
1.00	3.18	542,528	0.26	3.13	0.28
1.00	1.39	581,661	0.26 (d)	1.52	0.29
1.00	0.01	281,075	0.10 (d)	0.01	0.29
1.00	0.26	372,457	0.23 (d)	0.33	0.29

1.00	3.10	9,073,540	0.21	3.04	0.23
1.00	3.23	7,769,137	0.21	3.18	0.23
1.00	1.44	8,190,503	0.21	1.54	0.24
1.00	0.02	5,135,738	0.09 (d)	0.02	0.24
1.00	0.29	6,858,653	0.20 (d)	0.33	0.24

1.00	2.72	81,974	0.59	2.67	0.59
1.00	2.85	68,097	0.59	2.82	0.60
1.00	1.09	43,671	0.56 (d)	1.31	0.60
1.00	0.01	17,140	0.10 (d)	0.01	0.62
1.00	0.19	22,830	0.30 (d)	0.12	0.61

1.00	2.88	1,355,965	0.43	2.83	0.43
1.00	3.01	1,220,261	0.43	2.97	0.43
1.00	1.22	871,759	0.43 (d)	1.49	0.44
1.00	0.01	338,064	0.10 (d)	0.01	0.44
1.00	0.21	498,856	0.29 (d)	0.26	0.44

1.00	2.62	561,937	0.67	2.59	0.67
1.00	2.75	646,713	0.68	2.71	0.68
1.00	1.01	761,834	0.62 (d)	0.80	0.69
1.00	0.01	1,807,835	0.10 (d)	0.01	0.69
1.00	0.18	1,574,145	0.29 (d)	0.16	0.69

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	151

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Municipal Money Market Fund
Agency
Year Ended February 28, 2025	$1.00	$0.03	$— (c)	$0.03	$(0.03)	$— (c)	$(0.03)
Year Ended February 29, 2024	1.00	0.03	— (c)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Institutional Class
Year Ended February 28, 2025	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (c)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Morgan
Year Ended February 28, 2025	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (c)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Premier
Year Ended February 28, 2025	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (c)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Service
Year Ended February 28, 2025	1.00	0.02	— (c)	0.02	(0.02)	— (c)	(0.02)
Year Ended February 29, 2024	1.00	0.02	— (c)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)

(a)	Calculated based upon average shares outstanding.
(b)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(c)	Amount rounds to less than $0.005.
(d)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Agency	—	—	— *	0.13%	0.01%
Institutional Class	—	—	— *	0.09%	0.01%
Morgan	—	—	0.02%	0.46%	0.24%
Premier	—	—	— *	0.32%	0.10%
Service	—	—	0.19%	0.92%	0.60%
* Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. Morgan Money Market Funds	February 28, 2025

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(b)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	3.10%	$172,457	0.26%	3.05%	0.29%
1.00	3.21	165,365	0.26	3.16	0.29
1.00	1.38	154,048	0.26 (d)	1.53	0.31
1.00	0.01	38,272	0.13 (d)	0.01	0.32
1.00	0.31	60,879	0.25 (d)	0.38	0.31

1.00	3.16	1,494,076	0.21	3.08	0.24
1.00	3.26	1,053,991	0.21	3.22	0.24
1.00	1.43	836,112	0.21 (d)	1.37	0.26
1.00	0.02	879,357	0.12 (d)	0.02	0.27
1.00	0.35	834,116	0.20 (d)	0.38	0.26

1.00	2.77	87,660	0.59	2.71	0.59
1.00	2.87	66,784	0.59	2.85	0.60
1.00	1.07	36,619	0.57 (d)	1.16	0.62
1.00	0.01	24,236	0.13 (d)	0.01	0.63
1.00	0.22	43,853	0.35 (d)	0.16	0.62

1.00	2.92	643,880	0.44	2.83	0.44
1.00	3.02	345,287	0.44	3.00	0.44
1.00	1.20	156,828	0.44 (d)	1.51	0.46
1.00	0.01	37,902	0.13 (d)	0.01	0.47
1.00	0.23	69,237	0.35 (d)	0.28	0.47

1.00	2.30	4,090	1.04	2.31	1.05
1.00	2.41	5,912	1.04	2.36	1.05
1.00	0.75	8,796	0.86 (d)	0.62	1.06
1.00	0.01	19,679	0.13 (d)	0.01	1.06
1.00	0.16	28,684	0.44 (d)	0.21	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	153

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan California Municipal Money Market Fund
Agency
Year Ended February 28, 2025	$1.00	$0.03	$— (c)	$0.03	$(0.03)	$— (c)	$(0.03)
Year Ended February 29, 2024	1.00	0.03	— (c)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (c)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Institutional Class
Year Ended February 28, 2025	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (c)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (c)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Morgan
Year Ended February 28, 2025	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 29, 2024	1.00	0.02	— (c)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.01	— (c)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Premier
Year Ended February 28, 2025	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (c)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (c)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Service
Year Ended February 28, 2025	1.00	0.02	— (c)	0.02	(0.02)	— (c)	(0.02)
Year Ended February 29, 2024	1.00	0.02	— (c)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.01	— (c)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)

(a)	Calculated based upon average shares outstanding.
(b)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(c)	Amount rounds to less than $0.005.
(d)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Agency	—	—	— *	0.14%	0.04%
Institutional Class	—	—	— *	0.12%	0.01%
Morgan	—	—	0.02%	0.49%	0.31%
Premier	—	—	0.01%	0.36%	0.18%
Service	—	—	0.21%	0.95%	0.68%
* Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. Morgan Money Market Funds	February 28, 2025

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(b)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	2.92%	$26,298	0.26%	2.86%	0.34%
1.00	2.84	29,734	0.26	2.72	0.33
1.00	1.29	78,257	0.26 (d)	1.78	0.32
1.00	0.02	2,527	0.12 (d)	0.01	0.37
1.00	0.23	21,715	0.22 (d)	0.24	0.33

1.00	2.97	184,291	0.21	2.95	0.29
1.00	2.89	225,576	0.21	2.82	0.28
1.00	1.34	183,670	0.21 (d)	1.69	0.28
1.00	0.03	87,260	0.09 (d)	0.02	0.32
1.00	0.25	156,740	0.20 (d)	0.30	0.28

1.00	2.58	4,357	0.59	2.64	0.67
1.00	2.50	8,575	0.59	2.46	0.63
1.00	0.98	8,762	0.57 (d)	1.26	0.68
1.00	0.02	3,744	0.10 (d)	0.01	0.69
1.00	0.17	7,122	0.28 (d)	0.12	0.63

1.00	2.72	99,422	0.45	2.72	0.49
1.00	2.64	138,655	0.45	2.58	0.48
1.00	1.10	181,845	0.44 (d)	1.26	0.49
1.00	0.02	126,122	0.09 (d)	0.01	0.52
1.00	0.19	101,991	0.27 (d)	0.20	0.48

1.00	2.11	3,149	1.05	2.12	1.09
1.00	2.03	4,225	1.05	1.98	1.08
1.00	0.66	6,519	0.84 (d)	0.59	1.09
1.00	0.02	9,622	0.10 (d)	0.01	1.12
1.00	0.12	12,065	0.37 (d)	0.16	1.08

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	155

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan New York Municipal Money Market Fund
Agency
Year Ended February 28, 2025	$1.00	$0.03	$— (c)	$0.03	$(0.03)	$— (c)	$(0.03)
Year Ended February 29, 2024	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (c)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Institutional Class
Year Ended February 28, 2025	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (c)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Morgan
Year Ended February 28, 2025	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (c)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Premier
Year Ended February 28, 2025	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (c)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Reserve
Year Ended February 28, 2025	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (c)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Service
Year Ended February 28, 2025	1.00	0.02	— (c)	0.02	(0.02)	— (c)	(0.02)
Year Ended February 29, 2024	1.00	0.02	— (c)	0.02	(0.02)	— (c)	(0.02)
Year Ended February 28, 2023	1.00	0.01	— (c)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)

(a)	Calculated based upon average shares outstanding.
(b)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(c)	Amount rounds to less than $0.005.
(d)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Agency	—	—	— *	0.14%	0.01%
Institutional Class	—	—	—	0.09%	— *
Morgan	—	—	0.04%	0.46%	0.27%
Premier	—	—	— *	0.33%	0.11%
Reserve	—	—	0.06%	0.58%	0.35%
Service	—	—	0.20%	0.92%	0.63%
* Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. Morgan Money Market Funds	February 28, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(b)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	3.03%	$206,094	0.26%	3.01%	0.28%
1.00	3.16	273,757	0.26	3.10	0.29
1.00	1.40	268,303	0.26 (d)	1.84	0.30
1.00	0.01	50,157	0.12 (d)	0.01	0.32
1.00	0.30	72,812	0.25 (d)	0.44	0.30

1.00	3.08	1,349,262	0.21	3.06	0.23
1.00	3.21	1,580,890	0.21	3.15	0.24
1.00	1.45	1,780,316	0.21	1.85	0.25
1.00	0.03	425,093	0.12 (d)	0.02	0.27
1.00	0.34	532,580	0.21 (d)	0.41	0.25

1.00	2.70	45,367	0.59	2.67	0.61
1.00	2.82	53,674	0.59	2.78	0.62
1.00	1.10	50,655	0.55 (d)	1.08	0.63
1.00	0.01	50,015	0.13 (d)	0.01	0.65
1.00	0.23	59,934	0.32 (d)	0.20	0.64

1.00	2.86	289,122	0.43	2.84	0.43
1.00	2.97	410,398	0.44	2.92	0.44
1.00	1.22	492,280	0.44 (d)	1.68	0.45
1.00	0.01	97,415	0.12 (d)	0.01	0.47
1.00	0.25	91,945	0.34 (d)	0.38	0.45

1.00	2.59	1,357	0.69	2.54	0.72
1.00	2.71	1,862	0.70	2.62	0.76
1.00	1.01	1,975	0.64 (d)	1.01	0.71
1.00	0.01	2,142	0.12 (d)	0.01	0.72
1.00	0.21	1,498	0.34 (d)	0.20	0.70

1.00	2.24	693	1.03	2.24	1.03
1.00	2.36	965	1.04	2.29	1.04
1.00	0.78	1,846	0.85 (d)	0.71	1.06
1.00	0.01	2,551	0.13 (d)	0.01	1.07
1.00	0.18	3,729	0.41 (d)	0.21	1.11

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	157

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM I and JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 12 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Prime Money Market Fund	Academy, Agency, Capital, Empower, IM, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Institutional Tax Free Money Market Fund	Agency, Capital, IM and Institutional Class	JPM IV	Diversified
JPMorgan Liquid Assets Money Market Fund	Agency, Capital, Institutional Class, Investor, Morgan, Premier and Reserve	JPM II	Diversified
JPMorgan Securities Lending Money Market Fund	Agency SL	JPM IV	Diversified
JPMorgan U.S. Government Money Market Fund	Academy, Agency, Capital, Empower, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
JPMorgan U.S. Treasury Plus Money Market Fund	Academy, Agency, Capital, Empower, IM, Institutional Class, Investor, Morgan, Premier and Reserve	JPM II	Diversified
JPMorgan Federal Money Market Fund	Agency, Institutional Class, Morgan and Premier	JPM I	Diversified
JPMorgan 100% U.S. Treasury Securities Money Market Fund	Academy, Agency, Capital, Empower, IM, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Tax Free Money Market Fund	Agency, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Municipal Money Market Fund	Agency, Institutional Class, Morgan, Premier and Service	JPM II	Diversified
JPMorgan California Municipal Money Market Fund	Agency, Institutional Class, Morgan, Premier and Service	JPM I	Diversified
JPMorgan New York Municipal Money Market Fund	Agency, Institutional Class, Morgan, Premier, Reserve and Service	JPM I	Diversified
The investment objective of JPMorgan Prime Money Market Fund (“Prime Money Market Fund”) and JPMorgan Securities Lending Money Market Fund (“Securities Lending Money Market Fund”) is to seek current income while seeking to maintain liquidity and a low volatility of principal.
The investment objective of JPMorgan Institutional Tax Free Money Market Fund (“Institutional Tax Free Money Market Fund”) is to aim to provide current income, while seeking to maintain liquidity and a low volatility of principal.
The investment objective of JPMorgan Liquid Assets Money Market Fund (“Liquid Assets Money Market Fund”) and JPMorgan U.S. Treasury Plus Money Market Fund (“U.S. Treasury Plus Money Market Fund”) is to seek current income with liquidity and stability of principal.
The investment objective of JPMorgan U.S. Government Money Market Fund (“U.S. Government Money Market Fund”) is to seek high current income with liquidity and stability of principal.
The investment objective of JPMorgan Federal Money Market Fund (“Federal Money Market Fund”) is to aim to provide current income while still preserving capital and maintaining liquidity.
The investment objective of JPMorgan 100% U.S. Treasury Securities Money Market Fund (“100% U.S. Treasury Securities Money Market Fund”) is to aim to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.
The investment objective of JPMorgan Tax Free Money Market Fund (“Tax Free Money Market Fund”) is to aim to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.
The investment objective of JPMorgan Municipal Money Market Fund (“Municipal Money Market Fund”) is to seek as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.
The investment objective of JPMorgan California Municipal Money Market Fund (“California Municipal Money Market Fund”) is to aim to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity.

158	J.P. Morgan Money Market Funds	February 28, 2025

The investment objective of JPMorgan New York Municipal Money Market Fund (“New York Municipal Money Market Fund”) is to aim to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity.
Liquid Assets Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund seek to qualify as retail money market funds in accordance with criteria established by the Securities and Exchange Commission (“SEC”). Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price.
Prime Money Market Fund and Institutional Tax Free Money Market Fund do not seek to qualify as a retail or government money market fund and transact utilizing a floating net asset value (“NAV”) calculated to four decimal places. Prior to September 3, 2024, Securities Lending Money Market Fund did not seek to qualify as a retail or government money market fund and transacted utilizing a floating NAV calculated to four decimal places.
U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Federal Money Market Fund, Securities Lending Money Market Fund (effective September 3, 2024) and 100% U.S. Treasury Securities Money Market Fund seek to qualify as government money market funds in accordance with criteria established by the SEC. Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price.
Effective as of the close of business on April 27, 2023, all share classes of California Municipal Money Market Fund and New York Municipal Money Market Fund are publicly offered on a limited basis. Investors are not eligible to purchase shares of California Municipal Money Market Fund and New York Municipal Money Market Fund unless they meet certain requirements as described in the Funds' prospectuses.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met, with the exception of the Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund (prior to September 3, 2024).
The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can generally be expected to vary inversely with changes in prevailing interest rates. Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations.
Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations. This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. This also includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based NAV of the Funds. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
For Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund (prior to September 3, 2024), fixed income instruments for which market quotations are not readily available are fair valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market

February 28, 2025	J.P. Morgan Money Market Funds	159

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•
Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):
Prime Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$85,841,298	$—	$85,841,298

(a)	Please refer to the SOI for specifics of portfolio holdings.

Institutional Tax Free Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,975,887	$—	$1,975,887

(a)	Please refer to the SOI for specifics of portfolio holdings.

Liquid Assets Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$74,202,356	$—	$74,202,356

(a)	Please refer to the SOI for specifics of portfolio holdings.

Securities Lending Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,357,882	$—	$1,357,882

(a)	Please refer to the SOI for specifics of portfolio holdings.

160	J.P. Morgan Money Market Funds	February 28, 2025

U.S. Government Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$299,154,249	$—	$299,154,249

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Treasury Plus Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$45,613,129	$—	$45,613,129

(a)	Please refer to the SOI for specifics of portfolio holdings.

Federal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$8,753,470	$—	$8,753,470

(a)	Please refer to the SOI for specifics of portfolio holdings.

100% U.S. Treasury Securities Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$250,306,984	$—	$250,306,984

(a)	Please refer to the SOI for specifics of portfolio holdings.

Tax Free Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$11,452,458	$—	$11,452,458

(a)	Please refer to the SOI for specifics of portfolio holdings.

Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$2,418,786	$—	$2,418,786

(a)	Please refer to the SOI for specifics of portfolio holdings.

February 28, 2025	J.P. Morgan Money Market Funds	161

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
California Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$315,683	$—	$315,683

(a)	Please refer to the SOI for specifics of portfolio holdings.

New York Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,902,689	$—	$1,902,689

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of February 28, 2025, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Repurchase Agreements— Prime Money Market Fund, Institutional Tax Free Money Market Fund, Securities Lending Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund and New York Municipal Money Market Fund may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, or in segregated accounts maintained by an unaffiliated third-party custodian. Securities Lending Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund or their affiliates may transfer uninvested cash into joint accounts, which are utilized by multiple accounts or funds managed by the Adviser or its affiliates, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties and collateral (collateral may also be held overnight in segregated custodial sub-accounts established in the name of each participating Fund).
The Funds' repurchase agreements are not subject to master netting arrangements.
D. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund and New York Municipal Money Market Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of February 28, 2025, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at February 28, 2025 are detailed on the SOIs, if any.

162	J.P. Morgan Money Market Funds	February 28, 2025

E. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
F. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended February 28, 2025 are as follows:
	Prime Money Market Fund	Institutional Tax Free Money Market Fund	Liquid Assets Money Market Fund	Securities Lending Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund	California Municipal Money Market Fund	New York Municipal Money Market Fund
Academy	$40	n/a	n/a	n/a	$89	$19	n/a	$3	n/a	n/a	n/a	n/a
Agency	77	$27	$67	n/a	230	41	$10	234	$8	$3	$1	$3
Agency SL	n/a	n/a	n/a	$45	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Capital	643	31	223	n/a	1,254	231	n/a	1,265	n/a	n/a	n/a	n/a
Empower	34	n/a	n/a	n/a	118	1	n/a	19	n/a	n/a	n/a	n/a
IM	239	43	n/a	n/a	139	— (a)	n/a	1	n/a	n/a	n/a	n/a
Institutional Class	332	30	168	n/a	626	178	69	883	114	19	4	24
Investor	n/a	n/a	1	n/a	30	— (a)	n/a	n/a	n/a	n/a	n/a	n/a
Morgan	258	n/a	227	n/a	255	90	23	202	9	5	3	16
Premier	86	n/a	411	n/a	240	78	32	293	21	4	3	7
Reserve	29	n/a	2	n/a	22	11	n/a	18	9	n/a	n/a	1
Service	n/a	n/a	n/a	n/a	4	n/a	n/a	n/a	n/a	— (a)	— (a)	— (a)
Total	$1,738	$131	$1,099	$45	$3,007	$649	$134	$2,918	$161	$31	$11	$51

(a)	Amount rounds to less than one thousand.
G. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of February 28, 2025, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
H. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

February 28, 2025	J.P. Morgan Money Market Funds	163

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Federal Money Market Fund	$200	$—	$(200)
Tax Free Money Market Fund	—	(154)	154
Municipal Money Market Fund	—	(192)	192
New York Municipal Money Market Fund	—	(28)	28
The reclassifications for the Funds relate primarily to tax adjustments on certain investments and tax equalization.
I. Segment Reporting — The Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Funds' financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' chief executive officer and chief financial officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
J. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.08% of each Fund’s respective average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.07% of the first $150 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex covered by the Administration Agreement, plus 0.05% of the average daily net assets between $150 billion and $300 billion, plus 0.03% of the average daily net assets between $300 billion and $400 billion, plus 0.01% of the average daily net assets in excess of $400 billion. For the year ended February 28, 2025, the effective rate was 0.04% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMCB serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Morgan, Reserve and Service Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Academy, Agency, Agency SL, Capital, Empower, IM, Institutional Class, Investor and Premier Shares of the Funds do not participate in the Distribution Plan. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Morgan	Reserve	Service
Prime Money Market Fund	n/a	0.25%	n/a
Liquid Assets Money Market Fund	0.10%	0.25	n/a
U.S. Government Money Market Fund	0.10	0.25	0.60%

164	J.P. Morgan Money Market Funds	February 28, 2025

	Morgan	Reserve	Service
U.S. Treasury Plus Money Market Fund	0.10%	0.25%	n/a
Federal Money Market Fund	0.10	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.10	0.25	n/a
Tax Free Money Market Fund	0.10	0.25	n/a
Municipal Money Market Fund	0.10	n/a	0.60%
California Municipal Money Market Fund	0.10	n/a	0.60
New York Municipal Money Market Fund	0.10	0.25	0.60
JPMDS waived distribution fees as outlined in Note 3.F.
In addition, JPMDS is entitled to receive the CDSC from redemptions of Morgan and Reserve Shares. For the year ended February 28, 2025, JPMDS retained the following:
	Front-End Sales Charge	CDSC
U.S. Government Money Market Fund	$—	$— (a)
100% U.S. Treasury Securities Money Market Fund	—	— (a)

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Agency SL and IM Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Academy	Agency	Capital	Empower	Institutional Class	Investor
Prime Money Market Fund	0.05%	0.15%	0.05%	0.05%	0.10%	n/a
Institutional Tax Free Money Market Fund	n/a	0.15	0.05	n/a	0.10	n/a
Liquid Assets Money Market Fund	n/a	0.15	0.05	n/a	0.10	0.35%
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a
U.S. Government Money Market Fund	0.05	0.15	0.05	0.05	0.10	0.35
U.S. Treasury Plus Money Market Fund	0.05	0.15	0.05	0.05	0.10	0.35
Federal Money Market Fund	n/a	0.15	n/a	n/a	0.10	n/a
100% U.S. Treasury Securities Money Market Fund	0.05	0.15	0.05	0.05	0.10	n/a
Tax Free Money Market Fund	n/a	0.15	n/a	n/a	0.10	n/a
Municipal Money Market Fund	n/a	0.15	n/a	n/a	0.10	n/a
California Municipal Money Market Fund	n/a	0.15	n/a	n/a	0.10	n/a
New York Municipal Money Market Fund	n/a	0.15	n/a	n/a	0.10	n/a

February 28, 2025	J.P. Morgan Money Market Funds	165

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
	Morgan	Premier	Reserve	Service
Prime Money Market Fund	0.35%	0.30%	0.30%	n/a
Institutional Tax Free Money Market Fund	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	0.35	0.30	0.30	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a
U.S. Government Money Market Fund	0.35	0.30	0.30	0.30%
U.S. Treasury Plus Money Market Fund	0.35	0.30	0.30	n/a
Federal Money Market Fund	0.35	0.30	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.35	0.30	0.30	n/a
Tax Free Money Market Fund	0.35	0.30	0.30	n/a
Municipal Money Market Fund	0.35	0.30	n/a	0.30
California Municipal Money Market Fund	0.35	0.30	n/a	0.30
New York Municipal Money Market Fund	0.35	0.30	0.30	0.30

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements— The Adviser, Administrator and JPMDS have contractually agreed to waive fees and/or reimburse the Funds except IM Shares of Prime Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund and 100% U.S. Treasury Securities Money Market Fund, to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Academy	Agency	Agency SL	Capital	Empower
Prime Money Market Fund	0.18%	0.26%	n/a	0.18%	0.18%
Institutional Tax Free Money Market Fund	n/a	0.26	n/a	0.18	n/a
Liquid Assets Money Market Fund	n/a	0.26	n/a	0.18	n/a
Securities Lending Money Market Fund	n/a	n/a	0.06%	n/a	n/a
U.S. Government Money Market Fund	0.18	0.26	n/a	0.18	0.18
U.S. Treasury Plus Money Market Fund	0.18	0.26	n/a	0.18	0.18
Federal Money Market Fund	n/a	0.26	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.18	0.26	n/a	0.18	0.18
Tax Free Money Market Fund	n/a	0.26	n/a	n/a	n/a
Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a
California Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a
New York Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a

166	J.P. Morgan Money Market Funds	February 28, 2025

	IM	Institutional	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.21%	n/a	0.52%	0.45%	0.70%	n/a
Institutional Tax Free Money Market Fund	0.16%	0.21	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	n/a	0.21	0.51%	0.59	0.45	0.70	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a	n/a
U.S. Government Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	1.05%
U.S. Treasury Plus Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	n/a
Federal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Tax Free Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	1.05
California Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	1.05
New York Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	1.05

The expense limitation agreements were in effect for the year ended February 28, 2025 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2025. In addition, the Funds’ service providers have voluntarily waived fees during the year ended February 28, 2025. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.
Effective November 1, 2024, the Adviser contractually agreed to waive 0.01% of its advisory fee on the 100% U.S. Treasury Money Market Fund’s average daily assets in excess of $200 billion and contractually waive 0.01% of its advisory fee on the U.S. Government Money Market Fund’s average daily assets in excess of $250 billion. These waivers are in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.
For the year ended February 28, 2025, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Prime Money Market Fund	$14	$—	$2,679	$2,693	$19
Institutional Tax Free Money Market Fund	32	22	220	274	—
Liquid Assets Money Market Fund	10	—	3,523	3,533	—
Securities Lending Money Market Fund	709	433	—	1,142	—
U.S. Government Money Market Fund	1,585	—	7,131	8,716	—
U.S. Treasury Plus Money Market Fund	8	—	2,445	2,453	—
Federal Money Market Fund	—	—	906	906	—
100% U.S. Treasury Securities Money Market Fund	980	—	10,351	11,331	—
Tax Free Money Market Fund	—	—	1,350	1,350	—
Municipal Money Market Fund	35	23	431	489	—
California Municipal Money Market Fund	81	54	97	232	—
New York Municipal Money Market Fund	—	—	410	410	—

	Voluntary Waivers
	Investment Advisory Fees	Administration Fees	Distribution Fees	Service Fees	Transfer Agency Fees	Total
Prime Money Market Fund	$1,947	$1,298	$—	$273	$56	$3,574
U.S. Government Money Market Fund	115	77	— (a)	20	1	213

(a)	Amount rounds to less than one thousand.

February 28, 2025	J.P. Morgan Money Market Funds	167

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
Certain Funds earn interest on certain uninvested cash balances held at the custodian, which is included in the Interest income from affiliates on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended February 28, 2025, California Municipal Money Market Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
The Funds are permitted to effect purchase and sale transactions with affiliated Funds under procedures adopted by the Boards. The procedures have been designed to seek to ensure that any such security transaction complies with certain conditions of Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended February 28, 2025, the Funds below engaged in such transactions in the following amounts:
	Purchases	Sales	Realized Gain (Loss)
Institutional Tax Free Money Market Fund	$1,342,031	$1,215,066	$—
Securities Lending Money Market Fund	—	7,018	—
Tax Free Money Market Fund	1,869,456	1,010,038	—
Municipal Money Market Fund	574,330	1,247,537	—
California Municipal Money Market Fund	239,869	220,856	—
New York Municipal Money Market Fund	598,065	923,237	—
4. Class-Specific Expenses
The Funds' class specific gross expenses for the year ended February 28, 2025 were as follows:
	Distribution	Service
Prime Money Market Fund
Academy	$—	$492
Agency	—	4,266
Capital	—	20,541
Empower	—	279
Institutional Class	—	18,718
Morgan	—	7,860
Premier	—	8,628
Reserve	7	9
	$7	$60,793
Institutional Tax Free Money Market Fund
Agency	$—	$126
Capital	—	226
Institutional Class	—	320
	$—	$672

168	J.P. Morgan Money Market Funds	February 28, 2025

	Distribution	Service
Liquid Assets Money Market Fund
Agency	$—	$5,856
Capital	—	8,023
Institutional Class	—	10,343
Investor	—	28
Morgan	8,124	28,433
Premier	—	87,557
Reserve	39	47
	$8,163	$140,287
U.S. Government Money Market Fund
Academy	$—	$3,489
Agency	—	22,358
Capital	—	79,922
Empower	—	4,277
Institutional Class	—	41,267
Investor	—	8,752
Morgan	12,100	42,363
Premier	—	46,483
Reserve	1,737	2,085
Service	1,376	688
	$15,213	$251,684
U.S. Treasury Plus Money Market Fund
Academy	$—	$638
Agency	—	4,165
Capital	—	8,327
Empower	—	32
Institutional Class	—	11,482
Investor	—	51
Morgan	4,112	14,393
Premier	—	15,255
Reserve	1,632	1,958
	$5,744	$56,301
Federal Money Market Fund
Agency	$—	$950
Institutional Class	—	4,598
Morgan	331	1,160
Premier	—	6,342
	$331	$13,050
100% U.S. Treasury Securities Money Market Fund
Academy	$—	$67
Agency	—	22,734
Capital	—	52,176
Empower	—	573
Institutional Class	—	59,155
Morgan	6,191	21,670
Premier	—	54,601
Reserve	3,096	3,715
	$9,287	$214,691

February 28, 2025	J.P. Morgan Money Market Funds	169

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
	Distribution	Service
Tax Free Money Market Fund
Agency	$—	$677
Institutional Class	—	8,341
Morgan	76	266
Premier	—	3,828
Reserve	1,523	1,829
	$1,599	$14,941
Municipal Money Market Fund
Agency	$—	$220
Institutional Class	—	1,354
Morgan	83	289
Premier	—	1,549
Service	29	15
	$112	$3,427
California Municipal Money Market Fund
Agency	$—	$46
Institutional Class	—	208
Morgan	6	22
Premier	—	358
Service	22	11
	$28	$645
New York Municipal Money Market Fund
Agency	$—	$351
Institutional Class	—	1,610
Morgan	49	172
Premier	—	1,086
Reserve	5	7
Service	5	2
	$59	$3,228
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated tax cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2025 generally equals their book cost and unrealized appreciation (depreciation) in value of investments.
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Prime Money Market Fund	$85,829,608	$14,615	$2,925	$11,690

170	J.P. Morgan Money Market Funds	February 28, 2025

The tax character of distributions paid during the year ended February 28, 2025 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Tax Exempt Income	Total Distributions Paid
Prime Money Market Fund	$4,194,148	$—	$—	$4,194,148
Institutional Tax Free Money Market Fund	181	2	51,816	51,999
Liquid Assets Money Market Fund	3,259,352	—	—	3,259,352
Securities Lending Money Market Fund	67,152	—	—	67,152
U.S. Government Money Market Fund	13,115,669	—	—	13,115,669
U.S. Treasury Plus Money Market Fund	2,019,717	—	—	2,019,717
Federal Money Market Fund	364,067	—	—	364,067
100% U.S. Treasury Securities Money Market Fund	9,847,387	—	—	9,847,387
Tax Free Money Market Fund	483	10	321,536	322,029
Municipal Money Market Fund	83	3	63,247	63,333
California Municipal Money Market Fund	18	11	10,515	10,544
New York Municipal Money Market Fund	121	19	67,982	68,122

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended February 29, 2024 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Tax Exempt Income	Total Distributions Paid
Prime Money Market Fund	$4,012,522	$—	$—	$4,012,522
Institutional Tax Free Money Market Fund	905	—	45,072	45,977
Liquid Assets Money Market Fund	2,567,228	—	—	2,567,228
Securities Lending Money Market Fund	142,554	—	—	142,554
U.S. Government Money Market Fund	12,895,576	—	—	12,895,576
U.S. Treasury Plus Money Market Fund	1,877,164	—	—	1,877,164
Federal Money Market Fund	340,726	—	—	340,726
100% U.S. Treasury Securities Money Market Fund	7,384,735	—	—	7,384,735
Tax Free Money Market Fund	2,150	85	330,477	332,712
Municipal Money Market Fund	349	—	49,661	50,010
California Municipal Money Market Fund	263	—	13,352	13,615
New York Municipal Money Market Fund	428	13	66,201	66,642

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

February 28, 2025	J.P. Morgan Money Market Funds	171

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
As of February 28, 2025, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Current Distributable Tax Exempt Income	Unrealized Appreciation (Depreciation)
Prime Money Market Fund	$190,096	$(6,056)	$—	$11,690
Institutional Tax Free Money Market Fund	7	—	3,026	—
Liquid Assets Money Market Fund	86,309	(10)	—	—
Securities Lending Money Market Fund	3,372	—	—	—
U.S. Government Money Market Fund	574,106	(70,698)	—	—
U.S. Treasury Plus Money Market Fund	90,727	(1,040)	—	—
Federal Money Market Fund	15,095	—	—	—
100% U.S. Treasury Securities Money Market Fund	595,657	(2,377)	—	—
Tax Free Money Market Fund	86	104	18,553	149
Municipal Money Market Fund	6	11	1,304	198
California Municipal Money Market Fund	12	— (a)	431	—
New York Municipal Money Market Fund	—	—	3,503	42

(a)	Amount rounds to less than one thousand.
The cumulative timing differences primarily consist of dividends payable.
As of February 28, 2025, the following Funds had net capital loss carryforwards, which are available to offset future realized gains as follows:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Prime Money Market Fund	$6,056	$—
Liquid Assets Money Market Fund	10	—
U.S. Government Money Market Fund	69,578	1,120
U.S. Treasury Plus Money Market Fund	916	124
100% U.S. Treasury Securities Money Market Fund	2,377	—
During the year ended February 28, 2025, the following Funds utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
Prime Money Market Fund	$125
Liquid Assets Money Market Fund	17
Securities Lending Money Market Fund	115
U.S. Government Money Market Fund	2,605
U.S. Treasury Plus Money Market Fund	1,962
100% U.S. Treasury Securities Money Market Fund	3,163
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current

172	J.P. Morgan Money Market Funds	February 28, 2025

bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
As of February 28, 2025, the Funds had no borrowings outstanding from another fund or loans outstanding to another fund. Average loans made to another fund under the Facility for the year ended February 28, 2025, were as follows:
	Average Loans	Number of Days Outstanding	Interest Earned
Liquid Assets Money Market Fund	$23,832	112	$269
Interest earned as a result of lending money to another fund for the year ended February 28, 2025, if any, is included in Income from interfund lending (net) on the Statements of Operations.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended February 28, 2025.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of February 28, 2025, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Prime Money Market Fund	—	— %	1	57.7%
Institutional Tax Free Money Market Fund	1	92.8	—	—
Liquid Assets Money Market Fund	2	52.4	2	44.1
Securities Lending Money Market Fund	—	—	1	100.0
U.S. Government Money Market Fund	1	36.2	—	—
U.S. Treasury Plus Money Market Fund	1	38.6	1	10.3
Federal Money Market Fund	1	53.3	1	17.2
100% U.S. Treasury Securities Money Market Fund	1	60.2	—	—
Tax Free Money Market Fund	1	47.6	1	38.6
Municipal Money Market Fund	2	75.0	1	17.6
California Municipal Money Market Fund	2	75.6	1	10.9
New York Municipal Money Market Fund	1	93.8	—	—
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may invest in variable and floating rate loans and other variable and floating rate securities. Although these investments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to accurately predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.

February 28, 2025	J.P. Morgan Money Market Funds	173

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Municipal Money Market Fund and New York Municipal Money Market Fund primarily invest in issuers in the states of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Funds’ ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.
The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers cannot repay their loans.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Underlying Index or in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
As of February 28, 2025, the following Funds had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:
	Prime Money Market Fund	Liquid Assets Money Market Fund	Securities Lending Money Market Fund	U.S. Treasury Plus Money Market Fund
Canada	10.7%	10.4%	— %	— %
France	11.6	—	33.1	11.7

174	J.P. Morgan Money Market Funds	February 28, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Boards of Trustees of JPMorgan Trust I, JPMorgan Trust II and JPMorgan Trust IV and Shareholders of JPMorgan Prime Money Market Fund, JPMorgan Institutional Tax Free Money Market Fund, JPMorgan Securities Lending Money Market Fund, JPMorgan Liquid Assets Money Market Fund, JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan 100% U.S. Treasury Securities Money Market Fund, JPMorgan Tax Free Money Market Fund, JPMorgan Municipal Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Prime Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan 100% U.S. Treasury Securities Money Market Fund, JPMorgan Tax Free Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund (six of the funds constituting JPMorgan Trust I), JPMorgan Liquid Assets Money Market Fund, JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund and JPMorgan Municipal Money Market Fund (four of the funds constituting JPMorgan Trust II) and JPMorgan Institutional Tax Free Money Market Fund and JPMorgan Securities Lending Money Market Fund (two of the funds constituting JPMorgan Trust IV) (hereafter collectively referred to as the "Funds") as of February 28, 2025, the related statements of operations for the year ended February 28, 2025, the statements of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2025 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
April 29, 2025
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

February 28, 2025	J.P. Morgan Money Market Funds	175

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended February 28, 2025. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2025. The information necessary to complete your income tax returns for the calendar year ending December 31, 2025 will be provided under separate cover.
Long Term Capital Gain
Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 28, 2025:
Long-Term Capital Gain Distribution
JPMorgan Institutional Tax Free Money Market Fund	$2
JPMorgan Tax Free Money Market Fund	10
JPMorgan Municipal Money Market Fund	3
JPMorgan California Municipal Money Market Fund	11
JPMorgan New York Municipal Money Market Fund	19
Qualified Interest Income (QII) and Short-Term Capital Gain
Each Fund listed below paid the following amount, or maximum allowable amount, of ordinary distributions treated as qualified interest income and short-term capital gains for the fiscal year ended February 28, 2025:
Qualified Interest Income
JPMorgan Prime Money Market Fund	$2,740,091
JPMorgan Liquid Assets Money Market Fund	1,972,556
JPMorgan U.S. Government Money Market Fund	13,115,669
JPMorgan U.S. Treasury Plus Money Market Fund	2,019,717
JPMorgan Federal Money Market Fund	364,067
JPMorgan 100% U.S. Treasury Securities Money Market Fund	9,847,387
Tax Exempt Income
Each Fund listed below had the following amount, or maximum allowable amount, of dividends paid from investment income that are exempt from federal income tax for the fiscal year ended February 28, 2025:
Exempt Distributions Paid
JPMorgan Institutional Tax Free Money Market Fund	$51,816
JPMorgan Tax Free Money Market Fund	321,536
JPMorgan Municipal Money Market Fund	63,247
JPMorgan California Municipal Money Market Fund	10,515
JPMorgan New York Municipal Money Market Fund	67,982
Treasury Income
Each Fund listed below had the following percentage, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2025:
Income from U.S. Treasury Obligations
JPMorgan Prime Money Market Fund	5.3%
JPMorgan Liquid Assets Money Market Fund	3.7
JPMorgan Securities Lending Money Market Fund	6.6
JPMorgan U.S. Government Money Market Fund	34.0
JPMorgan U.S. Treasury Plus Money Market Fund	53.9
JPMorgan Federal Money Market Fund	75.9
JPMorgan 100% U.S. Treasury Securities Money Market Fund	98.4
Interest Dividends
Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible to be treated as 163(j) interest dividends for the fiscal year ended February 28, 2025:
Interest Dividends
JPMorgan Prime Money Market Fund	100.0%
JPMorgan Liquid Assets Money Market Fund	100.0
JPMorgan U.S. Government Money Market Fund	100.0
JPMorgan U.S. Treasury Plus Money Market Fund	100.0
JPMorgan Federal Money Market Fund	100.0
JPMorgan 100% U.S. Treasury Securities Money Market Fund	100.0

176	J.P. Morgan Money Market Funds	February 28, 2025

THIS PAGE IS INTENTIONALLY LEFT BLANK

THIS PAGE IS INTENTIONALLY LEFT BLANK

THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. February 2025.
AN-MMKT-225

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreements
Not applicable.

Annual Financial Statements
J.P. Morgan Municipal Bond Funds
February 28, 2025
JPMorgan California Tax Free Bond Fund
JPMorgan National Municipal Income Fund
JPMorgan New York Tax Free Bond Fund
JPMorgan Short-Intermediate Municipal Bond Fund
JPMorgan Tax Free Bond Fund
JPMorgan Ultra-Short Municipal Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds—90.8% (a)
Alabama—1.0%
Utility—1.0%
Black Belt Energy Gas District, Gas Project, Series 2024D, Rev., 5.00%, 11/1/2034 (b)	1,000	1,083
Energy Southeast A Cooperative District, Series 2024B, Rev., 5.25%, 6/1/2032 (b)	1,500	1,635
Southeast Alabama Gas Supply District (The), Project No. 2, Series 2024 B, Rev., 5.00%, 5/1/2032 (b)	1,000	1,073
		3,791
California—82.0%
Certificate of Participation/Lease—0.3%
County of San Diego, County Public Health and Capital Improvement
Series 2023, COP, 5.00%, 10/1/2036	670	781
Series 2023, COP, 5.00%, 10/1/2037	425	494
		1,275
Education—7.4%
California Educational Facilities Authority, Stanford University
Series U-4, Rev., 5.00%, 6/1/2043	1,000	1,212
Series U-6, Rev., 5.00%, 5/1/2045	1,500	1,800
California Enterprise Development Authority, Riverside County, Rocketship Public Schools-Obligated Group No. 2, Series 2022A, Rev., 4.00%, 6/1/2031 (c)	1,250	1,213
California Enterprise Development Authority, Rocklin Academy Project, Series 2024, Rev., 5.00%, 6/1/2054 (c)	1,250	1,276
California Infrastructure and Economic Development Bank, Equitable School Revolving Fund LLC
Series 2024 B, Rev., 5.00%, 11/1/2029	1,500	1,621
Series 2024 B, Rev., 5.00%, 11/1/2041	1,175	1,294
California School Finance Authority, Green Dot Public Schools Project, Series 2022A, Rev., 5.00%, 8/1/2032 (c)	325	341
California State University, Systemwide
Series 2023A, Rev., 5.00%, 11/1/2044	2,660	2,954
Series 2024 A, Rev., 5.50%, 11/1/2045	1,000	1,161
Palmdale Elementary School District
Series 2023, 5.00%, 8/1/2041	250	279
Series 2023, 4.00%, 8/1/2043	1,000	1,004
Series 2023, 5.00%, 8/1/2044	800	879
University of California
Series 2023BP - 2, Rev., VRDO, 0.96%, 3/12/2025 (b)	5,000	5,000
Series 2020BE, Rev., 5.00%, 5/15/2034	1,065	1,179
INVESTMENTS	Principal Amount ($000)	Value ($000)

Education — continued
Series 2016AR, Rev., 5.00%, 5/15/2035	1,500	1,535
Series 2025 CA, Rev., 5.00%, 5/15/2036	1,500	1,773
Series 2023BN, Rev., 5.00%, 5/15/2042	3,000	3,338
		27,859
General Obligation—13.7%
Alvord Unified School District, 2007 Election, Series 2011B, GO, AGM, Zero Coupon, 8/1/2036	5,750	3,625
Clovis Unified School District, Election of 2020, Series C, GO, 5.00%, 8/1/2041	1,000	1,122
East Side Union High School District, Series B, GO, NATL - RE, 5.25%, 2/1/2026	500	511
Encinitas Union School District, Election 2010
Series 2015, GO, Zero Coupon, 8/1/2025	1,325	800
Series 2015, GO, Zero Coupon, 8/1/2025	3,000	1,645
Escondido Union High School District, Capital Appreciation, Election of 2008
Series A, GO, AGC, Zero Coupon, 8/1/2025	1,500	1,483
Series A, GO, AGC, Zero Coupon, 8/1/2029	1,000	875
Los Alamitos Unified School District, School Facilities Improvement District, Election of 2018, Series C, GO, 4.00%, 8/1/2045	1,235	1,244
Los Angeles Unified School District, Series 2024 QRR, GO, 5.00%, 7/1/2044	1,000	1,124
Los Angeles Unified School District, Dedicated Unlimited Ad Valorem Property Tax
Series 2024A, GO, 5.00%, 7/1/2034	1,295	1,542
Series 2023 QRR, GO, 5.25%, 7/1/2040	1,000	1,172
Series 2024 QRR, GO, 5.25%, 7/1/2049	2,000	2,244
Menlo Park City School District, Capital Appreciation
GO, Zero Coupon, 7/1/2031	500	392
GO, Zero Coupon, 7/1/2032	880	660
Napa Valley Unified School District, Election of 2006, Series 2010A, GO, Zero Coupon, 8/1/2027	2,000	1,859
Palo Alto Unified School District, Election of 2008
Series 2008-2, GO, Zero Coupon, 8/1/2025	1,015	1,004
Series 2008-2, GO, Zero Coupon, 8/1/2026	1,790	1,722
Poway Unified School District, School Facilities Improvement District No. 2002, GO, 4.00%, 4/8/2025	1,000	1,001
San Diego Unified School District, Series 2023 A-3, GO, 4.00%, 7/1/2053	1,500	1,485
San Diego Unified School District, Election of 1998
Series G-1, GO, AGM, 5.25%, 7/1/2028 (d)	385	417
Series G-1, GO, AGM, 5.25%, 7/1/2028	2,115	2,313
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	1

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
General Obligation — continued
San Jose Evergreen Community College District
Series C, GO, 4.00%, 9/1/2041	650	671
Series C, GO, 4.00%, 9/1/2043	1,500	1,530
San Jose Unified School District, Election of 2002, Series C, GO, NATL - RE, Zero Coupon, 6/1/2031	3,035	2,519
San Mateo County Community College District, Election of 2005
Series A, GO, NATL - RE, Zero Coupon, 9/1/2026	1,100	1,054
Series A, GO, NATL - RE, Zero Coupon, 9/1/2029	2,000	1,758
Series 2006B, GO, NATL - RE, Zero Coupon, 9/1/2034	1,000	739
San Rafael City Elementary School District, Election of 2002, Series 2004B, GO, NATL - RE, Zero Coupon, 8/1/2029	2,000	1,731
Santa Monica Community College District, Election of 2004, Series 2009C, GO, Zero Coupon, 8/1/2027	1,000	930
South San Francisco Unified School District, Measure J, Dedicated Unlimited Ad Valorem Property Tax, Series 2016C, GO, Zero Coupon, 9/1/2028	1,800	1,611
State of California, Various Purpose
GO, 5.00%, 8/1/2037	820	955
GO, 4.00%, 10/1/2041	6,000	6,140
William S Hart Union High School District, Capital Appreciation Election 2001, Series 2005B, GO, AGM, Zero Coupon, 9/1/2029	2,500	2,163
Windsor Unified School District, Series 2023, GO, 5.00%, 8/1/2037	1,370	1,596
		51,637
Hospital—6.9%
California Health Facilities Financing Authority, Adventist Health System, Series 2016A, Rev., 4.00%, 3/1/2029	2,165	2,183
California Health Facilities Financing Authority, Cedars-Sinai Medical Center
Rev., 5.00%, 11/15/2030	250	254
Rev., 5.00%, 11/15/2032	400	405
Series A, Rev., 5.00%, 8/15/2033	3,500	3,605
California Health Facilities Financing Authority, Children's Hospital of Orange County, Series 2024B, Rev., 5.00%, 5/1/2031 (b)	1,000	1,121
California Health Facilities Financing Authority, CommonSpirit Health, Series 2024A, Rev., 5.00%, 12/1/2025	100	101
California Health Facilities Financing Authority, Scripps Health, Series 2024 B2, Rev., 5.00%, 2/4/2031 (b)	1,800	2,007
INVESTMENTS	Principal Amount ($000)	Value ($000)

Hospital — continued
California Health Facilities Financing Authority, Sutter Health
Series 2018A, Rev., 5.00%, 11/15/2025	500	508
Series 2017A, Rev., 5.00%, 11/15/2034	1,500	1,578
California Public Finance Authority, Health Care Hazelden Betty Ford Foundation Project
Series 2025, Rev., 5.00%, 11/1/2049	750	790
Series 2025, Rev., 5.00%, 11/1/2054	2,000	2,100
California Public Finance Authority, PIH Health, Series 2024A, Rev., 5.00%, 6/1/2037	1,220	1,372
California Statewide Communities Development Authority, Series 2009 C-2, Rev., 5.00%, 11/1/2029 (b)	2,000	2,187
California Statewide Communities Development Authority, John Muir Health
Series 2024A, Rev., 5.00%, 12/1/2027	450	479
Series 2024A, Rev., 5.00%, 12/1/2049	1,000	1,078
California Statewide Communities Development Authority, Loma Linda University Medical Center, Series 2018 A, Rev., 5.50%, 12/1/2058 (c)	1,000	1,025
California Statewide Communities Development Authority, Sweep Loan Program, Scripps Health Obligated Group, Series 2007A, Rev., VRDO, 1.25%, 3/12/2025 (b)	3,000	3,000
Regents of the University of California Medical Center Pooled, Series 2022P, Rev., 5.00%, 5/15/2037	2,105	2,402
		26,195
Housing—4.6%
California Enterprise Development Authority, Pamona Properties LLC Project
Series 2024A, Rev., 5.00%, 1/15/2039	3,220	3,470
Series 2024A, Rev., 5.00%, 1/15/2045	1,500	1,557
California Municipal Finance Authority, Caritas Projects
Series 2024A, Rev., 5.00%, 8/15/2025	265	268
Series 2024A, Rev., 5.00%, 8/15/2026	450	464
Series 2024A, Rev., 5.00%, 8/15/2027	575	602
Series 2024A, Rev., 5.00%, 8/15/2029	820	885
Series 2024A, Rev., 5.00%, 8/15/2031	540	596
Series 2024A, Rev., 5.00%, 8/15/2049	1,000	1,050
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien, Series 2018A, Rev., AMT, 5.00%, 12/31/2028	1,750	1,820
California Municipal Finance Authority, Multi-Family Housing, View At San Bruno, Series 2024 A-1, Rev., 5.00%, 7/1/2028 (b)	3,000	3,194
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Housing — continued
California Municipal Finance Authority, Terracina At Westpark Apartments, Series 2024A, Rev., 3.20%, 8/1/2027 (b)	2,500	2,513
California Public Finance Authority, Senior Living The James, Series 2024A, Rev., 6.38%, 6/1/2059 (c)	1,000	969
		17,388
Industrial Development Revenue/Pollution Control Revenue—6.0%
California Infrastructure and Economic Development Bank, California Academy of Science, Series 2024A, Rev., 3.25%, 8/1/2029	3,000	3,003
California Infrastructure and Economic Development Bank, Segerstrom Center for the Arts, Series 2024, Rev., 5.00%, 1/1/2032	2,000	2,248
California Infrastructure and Economic Development Bank, The J. Paul Getty Trust, Series 2023 B, Rev., 5.00%, 10/1/2026 (b)	3,000	3,090
California Municipal Finance Authority, Waste Management, Inc. Project
Series 2020, Rev., AMT, VRDO, 3.75%, 6/2/2025 (b)	1,000	1,000
Series 2024A, Rev., AMT, VRDO, 3.75%, 6/2/2025 (b)	2,500	2,500
Series 2009 A, Rev., 3.30%, 2/1/2028 (b) (c)	2,000	2,006
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project, Rev., AMT, 5.00%, 7/1/2035 (c)	2,105	2,287
California Pollution Control Financing Authority, Solid Waste Disposal, Republic Services, Inc., Project, Series 2017 A-1, Rev., AMT, 4.10%, 4/15/2025 (b) (c)	1,000	1,000
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc., Project, Series B-1, Rev., AMT, 3.00%, 11/1/2025	1,500	1,493
Rancho Cucamonga Redevelopment Agency Successor Agency, Series 2024, Rev., 5.00%, 9/1/2026	1,000	1,036
Rialto Public Financing Authority, Police Station Project
Series 2023 A, Rev., 5.00%, 6/1/2036	450	507
Series 2023 A, Rev., 5.00%, 6/1/2038	400	447
Series 2023 A, Rev., 5.00%, 6/1/2048	2,000	2,135
		22,752
Other Revenue—12.5%
California Community Choice Financing Authority, Green Bond
Series 2022A-1, Rev., 4.00%, 8/1/2025	500	501
Series 2022A-1, Rev., 4.00%, 8/1/2026	1,000	1,011
INVESTMENTS	Principal Amount ($000)	Value ($000)

Other Revenue — continued
California County Tobacco Securitization Agency, Series 2006 A, Rev., Zero Coupon, 6/1/2046	3,000	825
California County Tobacco Securitization Agency, Golden Gate Tobacco Funding Corp., Series A, Rev., 5.00%, 6/1/2047	1,500	1,438
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2030	1,095	1,179
Series 2020 A, Rev., 4.00%, 6/1/2049	1,150	1,069
Series 2020 B-2, Rev., Zero Coupon, 6/1/2055	4,000	812
California County Tobacco Securitization Agency, Sonoma County Securitization Corp.
Series 2020 A, Rev., 4.00%, 6/1/2049	1,000	929
Series 2020 B 2, Rev., Zero Coupon, 6/1/2055	4,000	906
California Municipal Finance Authority
Series 2024A, Rev., 5.00%, 4/1/2026	450	459
Series 2024A, Rev., 5.00%, 4/1/2027	365	380
Series 2024A, Rev., 5.00%, 4/1/2028	310	328
Series 2024A, Rev., 5.00%, 4/1/2029	250	269
Series 2024A, Rev., 5.00%, 4/1/2030	200	218
Series 2024A, Rev., 5.00%, 4/1/2031	265	291
Series 2024A, Rev., 5.00%, 4/1/2032	310	343
Series 2024A, Rev., 5.00%, 4/1/2044	1,415	1,521
Series 2024A, Rev., 5.00%, 4/1/2049	1,300	1,371
California Municipal Finance Authority, Eskaton Properties, Inc. Obligated Group
Series 2024, Rev., 5.00%, 11/15/2027	1,360	1,422
Series 2024, Rev., 5.00%, 11/15/2044	1,500	1,588
California Municipal Finance Authority, Republic Services, Inc., Project, Series 2024A, Rev., AMT, 3.88%, 3/1/2034 (b)	2,985	2,999
California State Public Works Board, Various Capital Project
Series 2024C, Rev., 5.00%, 9/1/2033	1,430	1,664
Series 2024C, Rev., 5.00%, 9/1/2034	1,145	1,345
California Statewide Communities Development Authority, John Muir Health, Series 2024E-2, Rev., 5.00%, 10/1/2027 (b)	675	705
California Statewide Communities Development Authority, Southern California Edison Co., Series 2006C, Rev., 4.50%, 11/1/2033	1,100	1,122
City of Los Angeles, Rev., TRAN, 5.00%, 6/26/2025	2,000	2,012
Garden Grove Public Financing Authority, Series 2024A, Rev., 5.00%, 4/1/2049	1,235	1,347
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	3

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Other Revenue — continued
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series 2021 B, Rev., 3.00%, 6/1/2046	1,790	1,655
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	22,700	2,667
Jurupa Public Financing Authority, Series 2024, AGM, 5.00%, 9/1/2035	2,000	2,308
Los Angeles County Public Works Financing Authority
Series 2022G, Rev., 5.00%, 12/1/2037	1,500	1,683
Series 2024 H, Rev., 5.00%, 12/1/2049	2,055	2,255
Municipal Improvement Corp. of Los Angeles
Series 2023-A, Rev., 5.00%, 5/1/2042	1,000	1,119
Series 2023-A, Rev., 5.00%, 5/1/2043	1,000	1,112
Pasadena Public Financing Authority, Rose Bowl Renovation, Series 2024, Rev., Zero Coupon, 6/1/2042	1,200	575
San Diego Public Facilities Financing Authority, Capital Improvement Project, Series 2024A, Rev., 5.00%, 10/15/2041	1,000	1,142
Tobacco Securitization Authority of Northern California, Series 2021 B-1, Rev., 4.00%, 6/1/2049	2,390	2,390
Tobacco Securitization Authority of Southern California, Series 2019 A, Rev., 5.00%, 6/1/2048	1,000	1,022
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp., Series 2019 A, Rev., 5.00%, 6/1/2038	1,000	1,047
		47,029
Prerefunded—1.7%
California Health Facilities Financing Authority, Sutter Health, Series 2016A, Rev., 5.00%, 11/15/2025 (d)	1,150	1,170
Campbell Union High School District, Election of 2016Series B, GO, 5.00%, 8/1/2026 (d)	2,370	2,456
State of California Department of Water Resources, Central Valley Project, Water System, Series AW, Rev., 5.00%, 12/1/2026 (d)	2,600	2,713
		6,339
Transportation—9.8%
Bay Area Toll Authority
Series 2025F-1, Rev., 5.00%, 4/1/2044 (e)	1,000	1,121
Series 2025F-1, Rev., 5.00%, 4/1/2045 (e)	1,000	1,114
Bay Area Toll Authority, Toll Bridge, Series 2023B, Rev., VRDO, 0.85%, 3/3/2025 (b)	5,000	5,000
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Series 2024B, Rev., AMT, AGM, 4.38%, 7/1/2049	1,000	990
INVESTMENTS	Principal Amount ($000)	Value ($000)

Transportation — continued
California Infrastructure and Economic Development Bank, Academy of Motion Picture, Series 2023A, Rev., 5.00%, 11/1/2034	1,000	1,173
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project
Series 2020 A-4, Rev., AMT, 8.00%, 3/4/2025 (b) (c)	1,300	1,343
Series 2025A, Rev., AMT, 9.50%, 1/1/2035 (b) (c) (e)	3,000	3,043
California Municipal Finance Authority, United Airlined, Inc. Los Angeles Internation Airport Projects, Series 2019, Rev., AMT, 4.00%, 7/15/2029	1,000	999
City of Long Beach Harbor, Series C, Rev., AMT, 5.00%, 5/15/2030	2,000	2,007
City of Los Angeles Department of Airports
Series 2020A, Rev., 5.00%, 5/15/2039	2,000	2,178
Series 2022B, Rev., 4.00%, 5/15/2041	1,755	1,785
City of Los Angeles Department of Airports, International Airport Subordinate, Series 2022 G, Rev., AMT, 5.00%, 5/15/2033	1,250	1,361
Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien, Series 1995A, Rev., Zero Coupon, 1/1/2026 (d)	1,795	1,753
Los Angeles County Metropolitan Transportation Authority Sales Tax, Series 2021A, Rev., 5.00%, 7/1/2045	1,000	1,085
Norman Y Mineta San Jose International Airport SJC, Series 2021A, Rev., AMT, 5.00%, 3/1/2032	2,000	2,158
Port of Los Angeles, Harbor Department
Series 2019B, Rev., 5.00%, 8/1/2026	3,420	3,543
Series 2024 A 1, Rev., AMT, 5.00%, 8/1/2032	1,000	1,105
San Diego County Regional Airport Authority, Series 2023B, Rev., AMT, 5.25%, 7/1/2037	1,500	1,685
San Francisco City and County Airport Commission, San Francisco International Airport, Series 2019A, Rev., AMT, 5.00%, 5/1/2037	1,500	1,568
San Francisco City and County Airport Comm-San Francisco International Airport, Series 2016B, Rev., AMT, 5.00%, 5/1/2046	1,750	1,756
		36,767
Utility—7.3%
California Community Choice Financing Authority, Clean Energy Project
Series 2023 G-1, Rev., 5.25%, 4/1/2030 (b)	2,175	2,312
Series 2024 A, Rev., 5.00%, 4/1/2032 (b)	2,000	2,154
Series 2024 D, Rev., 5.00%, 9/1/2032 (b)	5,000	5,445
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Utility — continued
Series 2024 H, Rev., 5.00%, 8/1/2033 (b)	1,250	1,377
City of Glendale Electric
Series 2024-2, Rev., 5.00%, 2/1/2045	1,000	1,069
Series 2024-2, Rev., AGC-CR, 5.00%, 2/1/2047	1,720	1,837
Series 2024, Rev., 5.00%, 2/1/2049	3,000	3,170
City of Vernon, Electric System, Series 2021 A, Rev., 5.00%, 4/1/2025	500	501
Sacramento Municipal Utility District, Series 2023D, Rev., 5.00%, 10/15/2030 (b)	3,500	3,851
Sacramento Municipal Utility District, Electric, Series 2023K, Rev., 5.00%, 8/15/2041	1,200	1,360
San Joaquin Valley Clean Energy Authority, Series 2025A, Rev., 5.50%, 7/1/2035 (b)	1,000	1,140
Southern California Public Power Authority, Series 2023-1, Rev., 5.00%, 7/1/2043	3,000	3,231
		27,447
Water & Sewer—11.8%
California Infrastructure and Economic Development Bank, Clean Water State Revolving Fund, Rev., 4.00%, 10/1/2040	2,000	2,075
City of Bakersfield, Wastewater, Series 2015A, Rev., 5.00%, 9/15/2031	2,000	2,021
City of Los Angeles, Wastewater System
Series 2018A, Rev., 5.00%, 6/1/2034	1,000	1,065
Series 2018A, Rev., 5.00%, 6/1/2035	1,500	1,594
City of San Francisco, Public Utilities Commission Water, Series 2020, Subseries C-10, Rev., 4.00%, 11/1/2040	2,650	2,769
East Bay Municipal Utility District, Water System, Series 2024 A, Rev., 5.00%, 6/1/2049	2,750	3,014
Eastern Municipal Water District, Water and Wastewater, Series 2016A, Rev., 5.00%, 7/1/2035	2,885	2,956
Goleta Water District
Series 2023A, Rev., 5.00%, 9/1/2025	300	304
Series 2023A, Rev., 5.00%, 9/1/2027	450	477
Series 2023A, Rev., 5.00%, 9/1/2029	260	287
Los Angeles Department of Water and Power System
Series 2017C, Rev., 5.00%, 7/1/2026	1,105	1,129
Series 2024 C, Rev., 5.00%, 7/1/2026	1,000	1,022
Series 2021 B, Rev., 5.00%, 7/1/2041	680	727
Series 2023 D, Rev., 5.00%, 7/1/2042	520	565
Series 2017A, Rev., 4.00%, 7/1/2047	5,000	4,925
INVESTMENTS	Principal Amount ($000)	Value ($000)

Water & Sewer — continued
Los Angeles Department of Water and Power Water System
Series 2016 A, Rev., 5.00%, 7/1/2031	1,610	1,626
Series 2022D, Rev., 5.00%, 7/1/2041	270	294
Series 2022D, Rev., 5.00%, 7/1/2052	3,000	3,148
Metropolitan Water District of Southern California, Series 2024 B3, Rev., 5.00%, 7/1/2031 (b)	1,000	1,116
Metropolitan Water District of Southern California, Waterworks
Series 2024 B2, Rev., 5.00%, 7/1/2029 (b)	2,240	2,411
Series 2020C, Rev., 5.00%, 7/1/2040	1,500	1,647
Ontario Public Financing Authority, Series 2024A, Rev., 5.00%, 8/1/2049	1,000	1,082
San Francisco City and County Public Utilities Commission Wastewater
Series 2018 B, Rev., 5.00%, 10/1/2026 (d)	440	458
Series 2018 B, Rev., 5.00%, 10/1/2026	635	662
Series 2018B, Rev., 5.00%, 10/1/2036	1,675	1,774
Southern California Water Replenishment District, Rev., 5.00%, 8/1/2038	1,250	1,332
State of California Department of Water Resources, Central Valley Project, Series BF, Rev., 5.00%, 12/1/2035	2,000	2,328
State of California Department of Water Resources, Central Valley Project, Water System, Series 2023A, Rev., 5.00%, 6/1/2042	1,665	1,856
		44,664
Total California		309,352
Florida—0.1%
Transportation—0.1%
Florida Development Finance Corp., Brightline Florida Passenger Rail Project, Series 2024, Rev., AMT, 5.50%, 7/1/2053	250	257
Georgia—2.6%
Utility—2.6%
Main Street Natural Gas, Inc., Gas Supply
Series 2022B, Rev., 5.00%, 6/1/2029 (b)	2,000	2,090
Series 2024 A, Rev., 5.00%, 9/1/2031 (b)	1,150	1,232
Series 2024B, Rev., 5.00%, 3/1/2032 (b)	1,250	1,346
Series 2025A, Rev., 5.00%, 6/1/2032 (b)	2,000	2,156
Series 2024E, Rev., 5.00%, 12/1/2032 (b)	2,690	2,870
		9,694
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	5

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Utility — continued
Kentucky—1.2%
Industrial Development Revenue/Pollution Control Revenue—0.4%
County of Knott, Solid Waste Water Project, Series 2024, Rev., AMT, 4.00%, 4/1/2025 (b) (c)	1,500	1,501
Utility—0.8%
Kentucky Public Energy Authority, Gas Supply, Series 2024B, Rev., 5.00%, 8/1/2032 (b)	2,750	2,960
Total Kentucky		4,461
North Carolina—0.3%
Other Revenue—0.3%
North Carolina Housing Finance Agency, Homeownership, Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (b)	1,000	1,000
Ohio—0.4%
Other Revenue—0.1%
Buckeye Tobacco Settlement Financing Authority, Series 2020B-3, Rev., Zero Coupon, 6/1/2057	3,215	343
Transportation—0.3%
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project, Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	1,000	1,018
Total Ohio		1,361
Pennsylvania—0.3%
Other Revenue—0.3%
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 2024-146A, Rev., 6.25%, 10/1/2054	1,000	1,105
Puerto Rico—1.0%
Other Revenue—1.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax
Series A-1, Rev., Zero Coupon, 7/1/2029	1,000	861
Series A-1, Rev., Zero Coupon, 7/1/2051	4,000	989
Series A-2, Rev., 4.78%, 7/1/2058	1,000	988
Series A-1, Rev., 5.00%, 7/1/2058	1,000	1,004
		3,842
INVESTMENTS	Principal Amount ($000)	Value ($000)

Other Revenue — continued
South Dakota—0.4%
Housing—0.4%
South Dakota Housing Development Authority
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055	500	563
Series 2025 A, Rev., GNMA / FNMA / FHLMC, 6.50%, 11/1/2055	1,000	1,148
		1,711
Texas—0.4%
Utility—0.4%
Texas Municipal Gas Acquisition and Supply Corp. V Gas supply, Series 2024, Rev., 5.00%, 1/1/2034 (b)	1,500	1,620
Utah—0.3%
Housing—0.3%
Utah Housing Corp., Single Family Mortgage, Series 2025 A, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	1,000	1,126
Wisconsin—0.8%
Industrial Development Revenue/Pollution Control Revenue—0.3%
Wisconsin Housing and Economic Development Authority Home Ownership, Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	960	1,042
Transportation—0.5%
Public Finance Authority, Senior Lien
Rev., AMT, 5.50%, 7/1/2044	1,000	1,063
Rev., AMT, 5.75%, 7/1/2049	1,000	1,076
		2,139
Total Wisconsin		3,181
Total Municipal Bonds (Cost $339,473)		342,501
	Shares (000)
Short-Term Investments—9.7%
Investment Companies—9.7%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.59% (f) (g)(Cost $36,832)	36,829	36,833
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	No. of Contracts	Value ($000)
Options Purchased — 0.0% ^
Put Options Purchased — 0.0% ^
U.S. Treasury 5 Year Note
3/07/2025 at USD 107.00, American Style
Notional Amount: USD 20,100
Counterparty: Exchange-Traded * (Cost $ 6)	201	3
Total Investments—100.5% (Cost $376,311)		379,337
Liabilities in Excess of Other Assets—(0.5)%		(1,983)
Net Assets—100.0%		377,354

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
COP	Certificate of Participation
CR	Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue
TRAN	Tax & Revenue Anticipation Note
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Security is prerefunded or escrowed to maturity.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of February 28, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	7

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 92.6% (a)
Alabama — 1.3%
Black Belt Energy Gas District, Gas Project
Series 2022B-1, Rev., 4.00%, 10/1/2027 (b)	8,455	8,482
Series 2024D, Rev., 5.00%, 11/1/2034 (b)	1,590	1,722
County of Jefferson sewer Series 2024, Rev., 5.00%, 10/1/2039	4,000	4,409
Mobile County Industrial Development Authority, Calvert LLC Project
Series 2024 A, Rev., AMT, 5.00%, 6/1/2054	1,000	1,015
Series 2024 B, Rev., AMT, 4.75%, 12/1/2054	2,500	2,469
Selma Industrial Development Board, International Paper Co. Projects Series 2019A, Rev., 3.45%, 10/1/2031 (b)	1,225	1,223
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (b)	6,705	6,709
Total Alabama		26,029
Alaska — 0.1%
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation Series 2021 B-2, Class 2, Rev., Zero Coupon, 6/1/2066	10,385	1,516
Arizona — 2.0%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2024 A, Rev., 5.00%, 11/1/2029	1,500	1,610
Series 2022A, Rev., 5.00%, 11/1/2034	1,550	1,723
Series 2022A, Rev., 5.00%, 11/1/2035	1,875	2,072
Series 2022A, Rev., 5.00%, 11/1/2036	1,775	1,957
Series 2024 A, Rev., 5.00%, 11/1/2043	1,000	1,076
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2025 A2, Rev., 5.13%, 1/1/2059	6,665	6,302
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2028	700	729
Series 2018A, Rev., 5.00%, 7/1/2029	1,300	1,351
Industrial Development Authority of the County of Pima (The), La Posada at Pusch Ridge Project Series 2022B-3, Rev., 5.13%, 11/15/2029 (c)	4,000	4,012
Maricopa County Industrial Development Authority, Banner Health Series A, Rev., 4.00%, 1/1/2041	1,650	1,651
Maricopa County Industrial Development Authority, HonorHealth
Series 2019A, Rev., 5.00%, 9/1/2034	1,000	1,057
Series 2019A, Rev., 5.00%, 9/1/2037	1,250	1,311
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued
Maricopa County Industrial Development Authority, Ottawa University, Rev., 5.13%, 10/1/2030 (c)	215	210
Maricopa County Industrial Development Authority, Valley Christian Schools Project Series 2023A, Rev., 6.00%, 7/1/2043 (c)	940	952
Pima County Unified School District No. 1 Tucson, Project of 2023 Series 2024 A, GO, AGM, 5.00%, 7/1/2036	1,000	1,132
Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund, Rev., 5.25%, 7/1/2025	1,000	1,005
Salt River Project Agricultural Improvement and Power District, Arizona Electric System
Series 2017A, Rev., 5.00%, 1/1/2033	3,000	3,173
Series 2017A, Rev., 5.00%, 1/1/2034	6,000	6,339
Scottsdale Municipal Property Corp., Excise Tax, Rev., 5.00%, 7/1/2026	1,570	1,617
Total Arizona		39,279
California — 6.3%
Alvord Unified School District, 2007 Election Series 2011B, GO, AGM, Zero Coupon, 8/1/2036	1,500	946
California Community Choice Financing Authority, Clean Energy Project
Series 2021B-1, Rev., 4.00%, 8/1/2031 (b)	19,915	20,106
Series 2024 H, Rev., 5.00%, 8/1/2033 (b)	5,750	6,335
California County Tobacco Securitization Agency Series 2006 A, Rev., Zero Coupon, 6/1/2046	9,500	2,613
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2027	400	414
Series 2020 B-2, Rev., Zero Coupon, 6/1/2055	10,000	2,030
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project
Series 2020 A-4, Rev., AMT, 8.00%, 3/4/2025 (b) (c)	8,380	8,656
Series 2025A, Rev., AMT, 9.50%, 1/1/2035 (b) (c) (d)	10,000	10,144
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project
Rev., AMT, 5.00%, 7/1/2036 (c)	1,095	1,185
Rev., AMT, 5.00%, 7/1/2037 (c)	1,100	1,187
Rev., AMT, 5.00%, 11/21/2045 (c)	1,000	1,042
California Public Finance Authority, Senior Living The James Series 2024A, Rev., 6.38%, 6/1/2059 (c)	3,500	3,392
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project Series 1999A, COP, AMBAC, Zero Coupon, 8/1/2025	10,445	10,324
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series 2015A, Rev., 5.00%, 6/1/2025 (e)	4,000	4,023
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	40,000	4,700
Grossmont-Cuyamaca Community College District, Election of 2002 Series 2008C, GO, AGC, Zero Coupon, 8/1/2026	19,585	18,781
Los Angeles Department of Water and Power System
Series 2017A, Rev., 5.00%, 7/1/2025	1,410	1,417
Series 2024 C, Rev., 5.00%, 7/1/2026	3,500	3,576
Series 2022D, Rev., 5.00%, 7/1/2030	675	741
Series 2017A, Rev., 4.00%, 7/1/2047	2,000	1,970
Menlo Park City School District, Capital Appreciation
GO, Zero Coupon, 7/1/2033	1,000	718
GO, Zero Coupon, 7/1/2036	1,150	718
GO, Zero Coupon, 7/1/2037	1,950	1,162
GO, Zero Coupon, 7/1/2041	1,250	622
Mountain View-Los Altos Union High School District, Election of 2010 Series C, GO, Zero Coupon, 8/1/2027	1,000	933
River Islands Public Financing Authority, Facilities District No. 2003 Series 2022A-1, AGM, 5.00%, 9/1/2042	1,000	1,080
San Diego County Regional Airport Authority Series 2021 B, Rev., AMT, 5.00%, 7/1/2051	5,180	5,348
San Jose Evergreen Community College District Series C, GO, 4.00%, 9/1/2042	2,000	2,052
Santa Clara County Financing Authority, Multiple Facilities Projects Series 2015P, Rev., 5.00%, 5/15/2029	8,400	8,438
West Hills Community College District, GO, AGM, 4.00%, 8/1/2037	1,650	1,705
Total California		126,358
Colorado — 3.4%
Baseline Metropolitan District No. 1 Series 2024A, GO, AGC, 5.00%, 12/1/2030	1,500	1,637
Canyon Pines Metropolitan District Special Improvement District No. 1 Series 2021A-2, 3.75%, 12/1/2040	817	679
City and County of Denver, Airport System
Series 2018A, Rev., AMT, 5.00%, 12/1/2035	18,390	19,150
Series 2022A, Rev., AMT, 5.00%, 11/15/2037	8,750	9,445
Series 2022A, Rev., AMT, 5.50%, 11/15/2038	5,000	5,581
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued
Series 2022B, Rev., 5.00%, 11/15/2040	1,000	1,101
Series 2022A, Rev., AMT, 5.50%, 11/15/2042	6,000	6,557
Clear Creek Transit Metropolitan District No. 2, Limited Tax Series 2021A, GO, 5.00%, 12/1/2041	574	473
Colorado Bridge and Tunnel Enterprise Series 2024 A, Rev., AGM, 5.25%, 12/1/2049	1,615	1,779
Colorado Health Facilities Authority, Children's Hospital Colorado Project Series 2019A-2, Rev., 5.00%, 8/1/2039	1,225	1,286
Colorado Health Facilities Authority, CommonSpirit Health
Series 2019A-2, Rev., 5.00%, 8/1/2030	2,055	2,228
Series 2019A-2, Rev., 5.00%, 8/1/2031	1,000	1,081
Series 2019A-2, Rev., 5.00%, 8/1/2032	2,000	2,146
Colorado Health Facilities Authority, School Health System Series 2019A, Rev., 4.00%, 1/1/2037	2,605	2,652
Dominion Water and Sanitation District
Rev., 5.00%, 12/1/2027	19	19
Rev., 5.25%, 12/1/2032	1,905	1,974
Douglas County School District No. Re-1 Douglas and Elbert Counties, GO, 5.00%, 12/15/2041	1,825	2,060
Raindance Metropolitan District No. 1, Non-Potable Water System, Rev., 5.00%, 12/1/2040	746	747
Rocky Mountain Rail Park Metropolitan District, Limited Tax
Series 2021A, GO, 5.00%, 12/1/2031 (c)	750	746
Series 2021A, GO, 5.00%, 12/1/2041 (c)	750	727
State of Colorado Series 2021A, COP, 4.00%, 12/15/2039	3,100	3,137
Third Creek Metropolitan District No. 1, Limited Tax Series 2022A-1, GO, 4.75%, 12/1/2051	1,515	1,233
Verve Metropolitan District No. 1, GO, 5.75%, 12/1/2033	2,000	2,013
Total Colorado		68,451
Connecticut — 0.7%
City of New Haven, GO, AGC, 5.00%, 8/1/2032	2,685	3,032
City of Stamford, Water Pollution Control System and Facility
Series 2013A, Rev., 5.00%, 8/15/2025	350	351
Series 2013A, Rev., 5.00%, 8/15/2029	300	300
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	9

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Connecticut — continued
Stamford Housing Authority, The Dogwoods Project, Rev., BAN, 11.00%, 12/1/2027 (c)	7,150	6,998
State of Connecticut Special Tax, Transportation Infrastructure Purpose Series 2024 B, Rev., 5.00%, 7/1/2025	2,500	2,519
Total Connecticut		13,200
Delaware — 0.1%
Delaware State Economic Development Authority, Newark Charter School, Inc., Project, Rev., 5.00%, 9/1/2040	1,550	1,596
District of Columbia — 1.4%
District of Columbia
Series 2015A, GO, 5.00%, 6/1/2031	5,000	5,024
Series 2015A, GO, 5.00%, 6/1/2036	7,275	7,306
Washington Metropolitan Area Transit Authority Series 2017B, Rev., 5.00%, 7/1/2032	5,750	6,005
Washington Metropolitan Area Transit Authority Dedicated, Sustainability Climate Transition Bonds Series 2024 A, Rev., 4.38%, 7/15/2059	10,690	10,694
Total District of Columbia		29,029
Florida — 2.2%
City of Jacksonville, Health Care Facilities, Brooks Rehabilitation Project, Rev., 4.00%, 11/1/2045	6,500	5,959
City of Miami Series 2024A, Rev., 5.50%, 1/1/2049	2,500	2,789
County of Miami-Dade, Rev., Zero Coupon, 10/1/2040	5,000	2,643
County of Miami-Dade, Building Better Communities Program Series 2016A, GO, 5.00%, 7/1/2034	5,355	5,476
Florida Atlantic University Finance Corp., Student Housing Project Series 2024, Rev., 5.00%, 7/1/2049	2,000	2,114
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.50%, 7/1/2053	2,000	2,056
Florida Development Finance Corp., Idea Florida, Inc., Jacksonville IV Project, Rev., 5.25%, 6/15/2029 (c)	1,000	1,007
Florida Housing Finance Corp., Homeowner Mortgage
Series 2022 1, Rev., GNMA / FNMA / FHLMC, 3.50%, 7/1/2052	1,230	1,226
Series 2024 5, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	3,250	3,594
Lee County School Board (The) Series 2023A, COP, 5.00%, 8/1/2042	6,725	7,248
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Middleton Community Development District A, City of Wildwood, Florida Special Assessment, 5.85%, 5/1/2037	745	801
Orlando Utilities Commission Series 2025A, Rev., 5.00%, 10/1/2050	2,000	2,145
State of Florida Department of Transportation Series 2023, Rev., 5.00%, 7/1/2039	4,735	5,256
State of Florida Department of Transportation Turnpike System Series 2024D, Rev., 4.00%, 7/1/2048	1,390	1,356
Village Community Development District No. 15, 4.85%, 5/1/2038 (c)	1,000	1,041
Total Florida		44,711
Georgia — 4.5%
Bartow County Development Authority, Georgia Power Co. Plant Series 2009-1, Rev., 3.95%, 3/8/2028 (b)	2,000	2,051
Brookhaven Urban Redevelopment Agency Series 2023A, Rev., 5.00%, 7/1/2039	1,415	1,598
County of DeKalb, Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2026	5,500	5,723
Fayette County Development Authority, United States Soccer Federation, Inc. Project Series 2024, Rev., 5.00%, 10/1/2042	1,100	1,169
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project, Rev., RAN, 5.00%, 10/15/2030	2,105	2,323
Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects
Rev., 3.00%, 6/15/2032	1,175	1,109
Rev., 4.00%, 6/15/2037	1,500	1,512
Rev., 4.00%, 6/15/2039	1,785	1,783
Georgia State Road and Tollway Authority, Managed Lane System Series 2021A, Rev., GTD, 4.00%, 7/15/2039	2,000	2,058
Henry County, Water and Sewerage Authority, Rev., AGM - CR, BHAC - CR, NATL - RE, 5.25%, 2/1/2028	5,000	5,366
Main Street Natural Gas, Inc., Gas Supply
Series 2021C, Rev., 4.00%, 12/1/2028 (b)	2,500	2,519
Series 2022B, Rev., 5.00%, 6/1/2029 (b)	28,490	29,772
Series 2023B, Rev., 5.00%, 3/1/2030 (b)	9,430	10,009
Series 2023A, Rev., 5.00%, 6/1/2030 (b)	1,175	1,234
Series 2024 A, Rev., 5.00%, 9/1/2031 (b)	10,690	11,456
Series 2025A, Rev., 5.00%, 6/1/2032 (b)	8,440	9,097
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
Municipal Electric Authority of Georgia Project
Series 2024A, Rev., 5.00%, 1/1/2028	375	396
Series 2024A, Rev., 5.00%, 1/1/2029	1,100	1,182
Total Georgia		90,357
Idaho — 0.6%
Idaho Health Facilities Authority, St. Luke's Health System Project
Series 2025 B, Rev., 5.00%, 3/1/2032 (b)	2,000	2,199
Series 2025 C, Rev., 5.00%, 3/1/2035 (b)	3,000	3,362
Idaho Housing and Finance Association, Federal Highway Trust
Series 2015A, Rev., 5.00%, 7/15/2025	2,550	2,571
Series 2015A, Rev., 5.00%, 7/15/2026	4,800	4,953
Total Idaho		13,085
Illinois — 8.7%
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.00%, 1/1/2029	3,315	3,503
Series 2023A, Rev., AMT, 5.00%, 1/1/2030	1,455	1,553
Series 2023A, Rev., AMT, 5.75%, 1/1/2048	1,000	1,087
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2024D, Rev., 5.00%, 1/1/2026	1,000	1,017
Series 2024D, Rev., 5.00%, 1/1/2031	2,000	2,219
Series 2024 B, Rev., 5.00%, 1/1/2048	2,000	2,126
City of Chicago Waterworks, Second Lien Series 2001, Rev., AMBAC, 5.75%, 11/1/2030	5,500	5,907
City of Chicago, Waterworks, Second Lien Series 2023B, Rev., AGM, 5.00%, 11/1/2039	3,160	3,442
City of Springfield, Electric System, Senior Lien, Rev., AGM, 3.50%, 3/1/2025	3,500	3,500
Cook County Community Consolidated School District No. 15 Palatine, GO, 4.00%, 12/1/2041	750	751
County of Cook, Sales Tax, Rev., 5.00%, 11/15/2031	3,600	3,795
DuPage and Cook Counties, Community Unit School District No. 205 Elmhurst Series 2022, GO, 4.00%, 9/15/2042	1,060	1,039
Illinois Finance Authority, Centerpointjoliet Terminal Series 2020, Rev., AMT, 4.13%, 12/31/2034 (b) (c)	2,750	2,763
Illinois Finance Authority, University of Chicago Series 2024 A, Rev., 5.00%, 4/1/2031	7,100	7,924
Illinois Housing Development Authority Series 2024 E, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	3,280	3,620
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Park Ridge Park District Series 2023B, GO, 4.00%, 12/1/2042	1,030	1,021
Sales Tax Securitization Corp.
Series 2018C, Rev., 5.50%, 1/1/2030	18,250	19,780
Series 2018C, Rev., 5.50%, 1/1/2032	22,820	24,648
Series 2018C, Rev., 5.25%, 1/1/2034	13,520	14,435
Series 2018C, Rev., 5.25%, 1/1/2035	9,000	9,593
Sales Tax Securitization Corp., Senior Lien Series 2024A, Rev., 5.00%, 1/1/2036	1,700	1,942
State of Illinois
GO, 5.00%, 2/1/2026	4,900	4,993
Series 2017D, GO, 5.00%, 11/1/2026	5,175	5,348
Series 2022B, GO, 5.00%, 10/1/2032	18,000	20,088
Series 2022A, GO, 5.00%, 3/1/2034	5,765	6,358
Series 2022A, GO, 5.00%, 3/1/2035	12,000	13,166
Series 2019C, GO, 4.00%, 11/1/2042	5,880	5,571
Series 2023B, GO, 5.50%, 5/1/2047	1,125	1,201
Village of Bolingbrook, Will and Dupage Counties, Special Service Areas Numbers 2001-1, 2001-2, 2001-3, and 2002-1, Rev., AGM, 4.00%, 3/1/2028	995	1,014
Will County Community Unit School District No. 365-U Valley View, GO, 3.00%, 7/1/2036	1,700	1,646
Total Illinois		175,050
Indiana — 1.5%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (c)	750	662
City of Jeffersonville, Vivera Senior Living of Jeffersonville Project Series 2020A, Rev., 5.25%, 11/1/2040 (c)	4,560	4,218
City of Rockport, Indiana Michigan Power Co. Project Series 2009A, Rev., 3.05%, 6/1/2025	11,600	11,581
City of Valparaiso, Green Oaks of Valparaiso Project, Rev., 5.38%, 12/1/2041 (c)	1,550	1,397
Indiana Finance Authority, CHF-Tippecanoe LLC-Student Housing Project
Series 2023A, Rev., 5.00%, 6/1/2038	400	424
Series 2023A, Rev., 5.00%, 6/1/2053	210	213
Indiana Finance Authority, Goshen Health
Series 2019A, Rev., 4.00%, 11/1/2036	230	226
Series 2019A, Rev., 4.00%, 11/1/2037	335	330
Series 2019A, Rev., 4.00%, 11/1/2038	340	333
Series 2019A, Rev., 4.00%, 11/1/2039	355	345
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	11

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — continued
Indiana Housing and Community Development Authority, Vita of Marion Project Series 2021A, Rev., 5.25%, 4/1/2041 (c)	1,875	1,678
Indiana Housing and Community Development Authority, Vita of New Whiteland Project, Rev., 6.75%, 1/1/2043	5,000	5,057
Whitley County Multi School Building Corp., Ad Valorem Property Tax, Rev., 5.00%, 7/15/2038	3,200	3,409
Total Indiana		29,873
Iowa — 0.1%
Iowa Finance Authority, Senior Living Facility, Sunrise Retirement Community Project
Rev., 5.00%, 9/1/2026	85	84
Rev., 5.00%, 9/1/2028	200	197
Rev., 5.00%, 9/1/2030	110	107
Rev., 5.00%, 9/1/2031	100	97
Rev., 5.00%, 9/1/2036	440	411
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021-B-2, Class 2, Rev., Zero Coupon, 6/1/2065	8,500	1,418
Total Iowa		2,314
Kansas — 0.1%
Johnson and Miami Counties Unified School District No. 230 Spring Hills Series 2018A, GO, 4.00%, 9/1/2033	2,965	3,019
Kentucky — 2.9%
County of Boone, Duke Energy Kentucky, Inc. Series 2008A, Rev., 3.70%, 8/1/2027	5,220	5,251
County of Carroll, Kentucky Environmental Facilities
Series 2008A, Rev., AMT, 2.00%, 2/1/2032	11,025	9,455
Series 2006B, Rev., AMT, 2.13%, 10/1/2034	7,440	6,090
County of Knott, Solid Waste Water Project Series 2024, Rev., AMT, 4.00%, 4/1/2025 (b) (c)	15,000	15,004
Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group Series 2017B, Rev., 5.00%, 8/15/2028	2,885	3,024
Kentucky Economic Development Finance Authority, CommonSpirit Health Obligated Group
Series 2019A-1, Rev., 5.00%, 8/1/2031	1,250	1,351
Series 2019A-1, Rev., 5.00%, 8/1/2032	1,000	1,073
Kentucky Economic Development Finance Authority, Owensboro Health, Inc. Series 2017A, Rev., AGM, 4.00%, 6/1/2037	1,750	1,754
Kentucky Public Energy Authority, Gas Supply Series 2024B, Rev., 5.00%, 8/1/2032 (b)	12,000	12,918
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Kentucky — continued
Kentucky State Property and Building Commission, Project No. 131 Series A, Rev., 5.00%, 10/1/2030	1,400	1,556
University of Kentucky, Healthcare Cancer Center Parking Projects, Rev., 5.00%, 10/1/2031	765	854
Total Kentucky		58,330
Louisiana — 0.1%
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2036 (c)	385	372
Series 2021A, Rev., 5.00%, 6/1/2042 (c)	440	404
Series 2021A, Rev., 5.00%, 6/1/2051 (c)	705	611
Total Louisiana		1,387
Maryland — 1.4%
City of Baltimore, Consolidated Public Improvement Series 2017B, GO, 5.00%, 10/15/2027	2,000	2,120
Maryland Community Development Administration, Multi- Family, Villages At Marley Station Series 2024 D-2, Rev., 3.30%, 1/1/2029	1,000	1,004
Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue
Rev., 4.00%, 7/1/2035	1,000	1,004
Rev., 4.00%, 7/1/2036	1,000	1,003
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue Series 2017A, Rev., 5.00%, 5/15/2045	1,205	1,227
Maryland Stadium Authority, Build to Learn Series 2024, Rev., 5.25%, 6/1/2051	3,500	3,808
Washington Suburban Sanitary Commission
Rev., GTD, 4.00%, 6/1/2045	13,035	12,937
Rev., GTD, 4.00%, 6/1/2048	5,430	5,335
Total Maryland		28,438
Massachusetts — 0.6%
Commonwealth of Massachusetts, Consolidated Loan Series E, GO, AMBAC, 5.00%, 11/1/2025	5,000	5,077
Massachusetts Bay Transportation Authority Assessment Series 2006A, Rev., 5.25%, 7/1/2025	2,250	2,269
Massachusetts Bay Transportation Authority, Sales Tax Series 2006A, Rev., 5.25%, 7/1/2029	5,000	5,555
Total Massachusetts		12,901
Michigan — 0.9%
City of Detroit, Unlimited Tax Series 2021A, GO, 5.00%, 4/1/2037	475	505
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — continued
Karegnondi Water Authority, Water Supply System Series 2024, Rev., 5.00%, 11/1/2041	1,500	1,664
Michigan Finance Authority, Henry Ford Health System, Rev., 4.00%, 11/15/2036	1,900	1,894
Michigan Finance Authority, Trinity Health Credit Group
Series 2016MI, Rev., 5.00%, 12/1/2035	4,600	4,691
Series 2013MI-4, Rev., 4.00%, 12/1/2038	1,000	1,002
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project, Rev., AMT, 4.00%, 10/1/2026 (b)	1,125	1,127
State of Michigan Trunk Line Series 2020B, Rev., 4.00%, 11/15/2039	5,150	5,257
West Ottawa Public Schools, Unlimited Tax, GO, AGM, 4.00%, 11/1/2039	1,055	1,071
Total Michigan		17,211
Minnesota — 0.6%
City of Center City, Health Care Facilities, Hazelden Betty Ford Foundation Project Series 2025, Rev., 5.00%, 11/1/2047	1,000	1,060
City of Minneapolis, Health Care System, Fairview Health Services
Series 2018A, Rev., 4.00%, 11/15/2037	6,230	6,163
Series 2018A, Rev., 4.00%, 11/15/2038	750	738
Series 2018A, Rev., 5.00%, 11/15/2049	1,000	1,007
Minnesota Housing Finance Agency, Residential Housing Series 2024 O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	2,250	2,532
Total Minnesota		11,500
Mississippi — 1.7%
State of Mississippi
Series 2018A, GO, 4.00%, 11/1/2026 (e)	5,030	5,142
Series 2018A, GO, 5.00%, 11/1/2026 (e)	7,595	7,887
Series 2018A, GO, 4.00%, 11/1/2038	21,155	21,189
Total Mississippi		34,218
Missouri — 0.6%
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019C, Rev., 4.00%, 2/1/2030	1,500	1,515
Series 2016B, Rev., 5.00%, 2/1/2035	1,000	1,007
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,019
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Missouri — continued
Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital, Rev., 5.00%, 9/1/2028	1,355	1,385
Kansas City Industrial Development Authority, Airport Terminal Modernization Project Series 2019 B, Rev., AMT, 5.00%, 3/1/2039	4,710	4,893
Kansas City Industrial Development Authority, City International Airport Terminal Modernization Project Series 2019B, Rev., AMT, 5.00%, 3/1/2034	1,800	1,886
Total Missouri		11,705
Montana — 0.2%
County of Gallatin, Bozeman Fiber Project Series 2021A, Rev., 4.00%, 10/15/2036 (c)	2,000	1,617
Montana Board of Housing, Single Family Mortgage Series 2024B, Rev., GNMA / FNMA / FHLMC, 5.75%, 6/1/2055	3,100	3,373
Total Montana		4,990
Nebraska — 0.8%
Douglas County School District No. 001, Omaha Public, GO, 4.00%, 12/15/2041	10,000	10,013
Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Retirement Communities Obligated Group Series 2019A, Rev., 4.00%, 1/1/2034	2,000	1,986
Nebraska Investment Finance Authority, Single Family Housing Series 2024G, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	1,000	1,117
Omaha Public Power District, Electric System Series 2024C, Rev., 5.00%, 2/1/2043	2,250	2,470
Total Nebraska		15,586
Nevada — 0.5%
City of North Las Vegas, Water and wastewater Reclamation System Limited Tax Series 2024B, GO, 5.00%, 6/1/2036	1,000	1,142
Clark County School District, Limited Tax Series 2020A, GO, AGM, 4.00%, 6/15/2039	1,065	1,074
Clark County Water Reclamation District Series 2023, GO, 5.00%, 7/1/2041	5,000	5,517
Nye County School District Series 2023, GO, PSF-GTD, 5.00%, 5/1/2035	1,360	1,543
Total Nevada		9,276
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	13

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Hampshire — 0.3%
New Hampshire Business Finance Authority, Tamarron Project Series 2024, Rev., 5.25%, 12/1/2035 (c)	1,700	1,700
New Hampshire Business Finance Authority, University of Nevada Reno Project Series 2023A, Rev., 5.25%, 6/1/2051	4,000	4,271
Total New Hampshire		5,971
New Jersey — 3.1%
New Jersey Economic Development Authority, School Facilities Construction
Series 2019LLL, Rev., 5.00%, 6/15/2034	1,000	1,084
Series 2018EEE, Rev., 5.00%, 6/15/2043	1,255	1,302
New Jersey Economic Development Authority, Transit Transportation Project Series 2020A, Rev., 4.00%, 11/1/2038	3,250	3,274
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series 2018A, Rev., 5.00%, 6/15/2030	9,585	9,820
Series A, Rev., 5.00%, 6/15/2031	11,500	11,763
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2019BB, Rev., 5.00%, 6/15/2032	2,000	2,140
Series 2020AA, Rev., 4.00%, 6/15/2036	2,750	2,802
Series 2024 CC, Rev., 5.00%, 6/15/2036	3,115	3,574
Series 2022A, Rev., 4.00%, 6/15/2042	3,000	2,946
Series 2024 CC, Rev., 5.00%, 6/15/2045	3,000	3,239
Series 2024 CC, Rev., 4.13%, 6/15/2050	1,250	1,224
Series 2024 CC, Rev., 5.25%, 6/15/2050	1,500	1,623
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2026	6,300	6,412
Series 2018 A, Rev., 5.00%, 6/1/2027	8,005	8,260
Series 2018A, Rev., 4.00%, 6/1/2037	1,450	1,433
Township of North Brunswick, General Improvement, GO, 4.00%, 7/1/2039	1,540	1,579
Total New Jersey		62,475
New Mexico — 0.1%
Albuquerque Municipal School District No. 12, School Building, GO, 5.00%, 8/1/2035	1,980	2,094
County of Bernalillo Gross Receipts Tax Series 1996B, Rev., NATL - RE - IBC, 5.70%, 4/1/2027	510	528
Total New Mexico		2,622
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — 16.6%
Build NYC Resource Corp., Grand Concourse Academy Charter School Series 2022A, Rev., 5.00%, 7/1/2052	350	350
City of New York, Fiscal Year 2018 Series 2018B-1, GO, 4.00%, 10/1/2041	6,450	6,382
City of New York, Fiscal Year 2024 Series 2024D, GO, 5.50%, 4/1/2046	6,150	6,857
Empire State Development Corp., State Sales Tax
Series 2019A, Rev., 5.00%, 3/15/2039	13,555	14,593
Series 2019 A, Rev., 4.00%, 3/15/2042	10,080	10,006
Long Island Power Authority, Electric System
Series 2024B, Rev., 3.00%, 9/1/2029 (b)	9,240	9,076
Series 2024B, Rev., 3.00%, 9/1/2031 (b)	9,250	9,082
Series 2018, Rev., 5.00%, 9/1/2034	5,000	5,342
Series 2018, Rev., 5.00%, 9/1/2035	3,000	3,204
Metropolitan Transportation Authority Series 2024B, Rev., 5.00%, 11/15/2042	2,000	2,169
Monroe County Industrial Development Corp., Academy of Health Sciences Charter School Project
Series 2022A, Rev., 5.00%, 7/1/2032 (c)	250	258
Series 2022A, Rev., 5.63%, 7/1/2042 (c)	1,385	1,418
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project Series 2024 CL F, Class F, Rev., 5.25%, 12/15/2031	1,300	1,335
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2017 Series 2017EE, Rev., 5.00%, 6/15/2036	5,000	5,198
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2020
Series 2020CC-1, Rev., 4.00%, 6/15/2038	10,000	10,127
Series 2020CC-2, Rev., 4.00%, 6/15/2042	5,000	4,952
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2025 Series 2025AA, Subseries AA-1, Rev., 5.25%, 6/15/2053	6,000	6,532
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019 Series 2019 S-2A, Rev., 4.00%, 7/15/2037	5,000	5,040
New York City Transitional Finance Authority, Future Tax Secured Series C, Rev., 5.00%, 11/1/2033	6,500	6,764
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017
Series 2017 E1, Rev., 5.00%, 2/1/2035	3,000	3,105
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series B, Rev., 5.00%, 8/1/2036	6,445	6,595
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019 A-1, Rev., 5.00%, 8/1/2040	2,100	2,205
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2020 Series 2020B-1, Rev., 4.00%, 11/1/2038	3,770	3,839
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021 Series 2021-A, Rev., 4.00%, 11/1/2038	10,575	10,769
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022 Series 2022C, Subseries C-1, Rev., 4.00%, 2/1/2047	7,750	7,516
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024 Series 2024F, Subseries F-1, Rev., 4.25%, 2/1/2054	2,000	1,973
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025 Series 2025 D, Rev., 5.25%, 5/1/2048	3,000	3,269
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured
Series B, Rev., Zero Coupon, 11/15/2032	2,000	1,489
Series B, Rev., Zero Coupon, 11/15/2033	2,150	1,530
Series B, Rev., AGM - CR, Zero Coupon, 11/15/2049	9,315	2,809
New York Liberty Development Corp., Secured by Port Authority
Series 1WTC-2021, Rev., AGM - CR, 3.00%, 2/15/2042	3,345	2,798
Series 1WTC-2021, Rev., 2.75%, 2/15/2044	2,000	1,523
New York Liberty Development Corp., World Trade Centre Series 1WTC-2021, Rev., 2.25%, 2/15/2041	4,500	3,221
New York Power Authority Series 2024A, Rev., 4.00%, 11/15/2049	3,200	3,114
New York Power Authority, Green Transmission Project
Series 2023 A, Rev., AGM, 5.00%, 11/15/2053	3,000	3,203
Series 2023 A, Rev., AGM, 5.13%, 11/15/2058	3,250	3,498
New York State Dormitory Authority
Series 2024A, Rev., AGM, 5.00%, 10/1/2038	2,000	2,247
Series 2024A, Rev., AGM, 5.00%, 10/1/2039	1,000	1,110
New York State Dormitory Authority, Pace University
Series 2024 A, Rev., 5.25%, 5/1/2030	500	548
Series 2024 A, Rev., 5.25%, 5/1/2037	875	989
Series 2024 A, Rev., 5.25%, 5/1/2038	900	1,014
Series 2024 A, Rev., 5.50%, 5/1/2049	1,275	1,389
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York State Dormitory Authority, Personal Income Tax Series 2019D, Rev., 4.00%, 2/15/2047	1,500	1,446
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2021 E, Rev., 4.00%, 3/15/2042	7,000	6,983
Series 2020A, Rev., 4.00%, 3/15/2047	18,070	17,414
New York State Dormitory Authority, State Sales Tax
Series 2018C, Rev., 5.00%, 3/15/2036	8,020	8,461
Series 2018E, Rev., 5.00%, 3/15/2038	2,000	2,113
New York State Dormitory Authority, White Plains Hospital Series 2024, Rev., 5.25%, 10/1/2049	1,000	1,043
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution Series 2021A, Rev., 4.00%, 6/15/2038	7,515	7,797
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program
Series 2025 A, Rev., 5.00%, 9/15/2050	2,000	2,165
Series 2025 A, Rev., 5.00%, 9/15/2054	3,000	3,238
New York State Thruway Authority Series O, Rev., 4.00%, 1/1/2043	3,900	3,891
New York State Thruway Authority, Personal Income Tax Series 2022 A, Rev., 5.00%, 3/15/2042	12,000	13,058
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/1/2029	1,400	1,450
Series 2018, Rev., AMT, 5.00%, 1/1/2030	6,230	6,449
Series 2018, Rev., AMT, 5.00%, 1/1/2031	3,500	3,620
Rev., AMT, 5.00%, 1/1/2034	9,885	10,181
Rev., AMT, 5.00%, 10/1/2035	3,920	4,102
Rev., AMT, 5.00%, 10/1/2040	5,350	5,527
Rev., AMT, 4.38%, 10/1/2045	1,690	1,648
New York Transportation Development Corp., JFK International Airport New Terminal One Project
Series 2023, Rev., AMT, AGM, 5.50%, 6/30/2042	1,750	1,892
Series 2023, Rev., AMT, AGM, 5.50%, 6/30/2043	2,250	2,422
Series 2023, Rev., AMT, AGM, 5.50%, 6/30/2044	2,250	2,413
Series 2023, Rev., AMT, AGM, 5.00%, 6/30/2049	1,500	1,546
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	15

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Port Authority of New York and New Jersey, Consolidated
Series 223, Rev., AMT, 4.00%, 7/15/2039	2,975	2,989
Series 93, Rev., 6.13%, 6/1/2094	12,000	12,019
Sherburne Earlville Central School District, GO, BAN, 4.50%, 7/18/2025	1,500	1,508
Triborough Bridge and Tunnel Authority Series 2018D, Rev., 4.00%, 11/15/2038	4,000	4,078
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2012B, Rev., Zero Coupon, 11/15/2032	8,860	6,772
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, TBTA Capital Lockbox
Series 2025 A, Rev., 5.25%, 12/1/2054	1,000	1,081
Series 2025 A, Rev., AGC, 4.50%, 12/1/2056	1,000	993
Series 2025 A, Rev., 5.50%, 12/1/2059	1,000	1,102
Utility Debt Securitization Authority, Rev., 5.00%, 12/15/2037	5,250	5,324
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 5.00%, 7/1/2041 (c)	10,450	10,759
Total New York		333,922
North Carolina — 1.5%
City of Asheville Water System Series 2024, Rev., 5.00%, 8/1/2041	1,495	1,679
North Carolina Housing Finance Agency, Homeownership Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (b)	4,000	4,002
North Carolina Housing Finance Agency, Homeownership-1998 Trust Series 55-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 7/1/2055	7,000	7,745
State of North Carolina, Rev., 5.00%, 3/1/2033	15,345	16,541
Total North Carolina		29,967
Ohio — 2.6%
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 4.00%, 6/1/2038	4,000	3,947
Series 2020B-2, Rev., 5.00%, 6/1/2055	6,500	5,943
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	20,400	2,178
Columbus Regional Airport Authority, John Glenn Columbus International Airport Series 2025 B, Rev., 5.25%, 1/1/2050	1,500	1,635
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	9,105	9,264
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
Ohio Air Quality Development Authority, Duke Energy Corp. Series 2022A, Rev., AMT, 4.25%, 6/1/2027 (b)	1,000	1,012
Ohio Housing Finance Agency, Mortgage- Backed Securities Program Series 2023 B, Rev., GNMA / FNMA / FHLMC COLL, 6.00%, 3/1/2055	970	1,063
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2024 D, Rev., 5.00%, 12/1/2042	1,500	1,680
Ohio Water Development Authority, Drinking Water Assistance Series 2024 A, Rev., 5.00%, 12/1/2041	2,500	2,813
Ohio Water Development Authority, Water Pollution Control Loan Fund Series 2019A, Rev., 5.00%, 6/1/2029	16,390	17,814
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project
Series 2024B, Rev., 5.00%, 12/1/2041	875	955
Series 2024B, Rev., 5.00%, 12/1/2042	1,000	1,084
Series 2024B, Rev., 5.00%, 12/1/2044	900	967
State of Ohio, University Hospitals Health System, Inc. Series 2021E, Rev., 4.00%, 1/15/2038	1,700	1,703
Total Ohio		52,058
Oklahoma — 0.0% ^
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., 5.00%, 8/15/2025	800	801
Oregon — 0.3%
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	7,000	4,519
Multnomah County School District No. 40
Series A, GO, Zero Coupon, 6/15/2034	1,250	884
Series A, GO, Zero Coupon, 6/15/2036	1,000	636
Total Oregon		6,039
Pennsylvania — 4.2%
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group
Series 2018A, Rev., 5.00%, 4/1/2030	5,000	5,256
Series 2018A, Rev., 5.00%, 4/1/2031	3,800	3,987
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2025	1,875	1,884
Rev., 5.00%, 6/1/2026	1,120	1,149
Rev., 5.00%, 6/1/2028	2,620	2,789
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Rev., 5.00%, 6/1/2029	1,120	1,190
Commonwealth of Pennsylvania Series 2024-1, GO, 4.00%, 8/15/2042	14,000	14,048
County of Delaware Series 2024, GO, 5.00%, 8/1/2042	1,475	1,610
Erie City Water Authority Series 2019B, Rev., AGM, 5.00%, 12/1/2032	1,235	1,349
Lancaster County Hospital Authority, Health Center, Masonic Villages Project Series 2015, Rev., 5.00%, 11/1/2028	1,215	1,216
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 4.00%, 9/1/2038	2,950	2,938
Montgomery County Industrial Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2020C, Rev., 4.00%, 11/15/2043	300	287
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (b)	12,050	12,303
Northampton County General Purpose Authority, St. Luke's Hospital Obligated Group Series 2024A-1, Rev., 5.25%, 8/15/2053	5,910	6,283
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges, Rev., AMT, AGM, 5.00%, 12/31/2057	5,645	5,813
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Series 2024B-2, Rev., 5.50%, 11/1/2054	2,000	2,173
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2023-141A, Rev., 5.75%, 10/1/2053	4,000	4,264
Series 2024 -147A, Rev., 6.25%, 10/1/2054	1,000	1,111
Series 2024-146A, Rev., 6.25%, 10/1/2054	1,000	1,105
Pennsylvania Turnpike Commission, Subordinate
Series 2021B, Rev., 4.00%, 12/1/2038	1,500	1,519
Series 2021B, Rev., 4.00%, 12/1/2039	2,250	2,261
Series 2023, Rev., 5.00%, 12/1/2040	1,000	1,119
Philadelphia Authority for Industrial Development, Holy Family University Project Series 2023, Rev., 5.50%, 9/1/2037	2,135	2,370
Philadelphia Gas Works Co., 1998 General Ordinance Series 17B, Rev., 5.00%, 8/1/2029	1,500	1,626
Redevelopment Authority of the City of Philadelphia, Service Agreement Series 2024 B, Rev., 5.00%, 9/1/2043	1,100	1,183
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
School District of the City of Erie (The), Limited Tax Series 2019A, GO, AGM, 4.00%, 4/1/2033	1,150	1,179
Wilkes-Barre Area School District, GO, 3.75%, 4/15/2044	1,500	1,436
Total Pennsylvania		83,448
Puerto Rico — 1.2%
Puerto Rico Public Finance Corp. Series 2001E, Rev., AGC - ICC, AGM - CR, 6.00%, 8/1/2026 (e)	10,000	10,415
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2046	4,000	1,339
Series A-1, Rev., 5.00%, 7/1/2058	12,391	12,441
Total Puerto Rico		24,195
Rhode Island — 0.3%
Rhode Island Housing and Mortgage Finance Corp., Homeowenership Series 84-A, Rev., GNMA COLL, 5.00%, 4/1/2044	705	739
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050	5,000	5,003
Total Rhode Island		5,742
South Carolina — 0.2%
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group Series 2024 A, Rev., 5.50%, 11/1/2054	1,000	1,098
South Carolina Public Service Authority
Series 2025 A, Rev., 5.00%, 12/1/2046 (d)	1,000	1,068
Series 2025 A, Rev., 5.25%, 12/1/2050 (d)	2,000	2,153
Total South Carolina		4,319
South Dakota — 0.1%
South Dakota Housing Development Authority Series 2025 A, Rev., GNMA / FNMA / FHLMC, 6.50%, 11/1/2055	1,000	1,148
Tennessee — 5.4%
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Vanderbilt University Medical Center Series 2024A, Rev., 5.00%, 7/1/2029	4,225	4,577
Metropolitan Government of Nashville and Davidson County, GO, 4.00%, 7/1/2036	15,290	15,474
Metropolitan Nashville Airport Authority (The)
Series 2022B, Rev., AMT, 5.50%, 7/1/2041	1,875	2,044
Series 2022B, Rev., AMT, 5.50%, 7/1/2042	2,000	2,174
Series 2022B, Rev., AMT, 5.25%, 7/1/2047	9,470	9,961
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	17

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
Metropolitan Nashville Airport Authority (The), Subordinate Airport
Series 2019A, Rev., 5.00%, 7/1/2049	1,680	1,742
Series 2019B, Rev., AMT, 5.00%, 7/1/2054	5,000	5,071
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group Series 2024B, Rev., 5.00%, 9/1/2029 (b)	3,605	3,823
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2059	7,940	5,510
Tennergy Corp., Gas Supply Series 2021 A, Rev., 4.00%, 9/1/2028 (b)	10,330	10,451
Tennessee Energy Acquisition Corp., Gas Project
Series 2018, Rev., 4.00%, 11/1/2025 (b)	33,150	33,278
Series 2023A-1, Rev., 5.00%, 5/1/2028 (b)	14,065	14,617
Total Tennessee		108,722
Texas — 6.2%
Barbers Hill Independent School District, Unlimited Tax Series 2022, GO, PSF-GTD, 5.00%, 2/15/2042	4,525	4,901
Central Texas Regional Mobility Authority, Senior Lien Series 2021B, Rev., 4.00%, 1/1/2041	1,000	994
Central Texas Turnpike System, First Tier
Series 2024 B, Rev., 5.00%, 5/15/2030 (b)	2,000	2,141
Series 2024 A, Rev., 5.00%, 8/15/2032	1,000	1,135
Central Texas Turnpike System, Second Tier
Series 2024 C, Rev., 5.00%, 8/15/2032	3,000	3,398
Series 2024 C, Rev., 5.00%, 8/15/2034	2,040	2,348
City of Dallas Housing Finance Corp., Rosemont At Ash Creek Apartments Series 2023, Rev., FHA, 5.00%, 12/1/2025 (b)	1,375	1,393
City of Garland Electric Utility System, Rev., 5.00%, 11/15/2041	1,000	1,115
City of Houston Airport System, United Airlines, Inc. Terminal Improvement Projects
Series 2020 C, Rev., AMT, 5.00%, 7/15/2027	3,500	3,579
Series 2024B, Rev., AMT, 5.25%, 7/15/2034	6,140	6,603
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., AGM, 5.75%, 12/1/2032 (e)	2,000	2,398
City of Mesquite, Combination tax, GO, 4.13%, 2/15/2040	1,665	1,676
City of San Antonio Electric and Gas Systems Series 2024 B, Rev., 5.00%, 2/1/2039	2,000	2,266
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Clifton Higher Education Finance Corp., Idea Public Schools Series 2019, Rev., PSF-GTD, 4.00%, 8/15/2037	1,860	1,882
Coastal Water Authority, City of Houston Projects, Rev., 5.00%, 12/15/2025	5,115	5,123
County of Harris Toll Road, First Lien Series 2024 A, Rev., 5.00%, 8/15/2040	1,500	1,679
County of Harris, Unlimited Tax Series 2023A, GO, 4.25%, 9/15/2048	2,000	2,022
Dallas Area Rapid Transit, Sales Tax, Senior Lien Series 2016A, Rev., 5.00%, 12/1/2025 (e)	9,905	10,070
Denison Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.00%, 8/1/2045	2,865	2,820
Hutto Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/1/2053	3,000	3,187
Lamar Consolidated Independent School District, Unlimited Tax Series 2023 A, GO, PSF-GTD, 5.00%, 2/15/2053	5,000	5,300
Little Elm Independent School District Series 2024, GO, PSF-GTD, 4.00%, 8/15/2054	1,000	953
Lower Colorado River Authority Series 2024, Rev., 5.00%, 5/15/2039	4,750	5,285
Mansfield Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 4.00%, 2/15/2054	1,200	1,141
North Texas Tollway Authority, First Tier Series 2020A, Rev., 4.00%, 1/2/2038	5,000	5,039
North Texas Tollway Authority, Second Tier
Series 2024B, Rev., 5.00%, 1/1/2030	1,500	1,646
Series B, Rev., 5.00%, 1/1/2030	1,100	1,117
Permanent University Fund - Texas A&M University System Series 2009A, Rev., 5.25%, 7/1/2028	2,015	2,032
San Antonio Education Facilities Corp., Trinity University Project Series 2024 A, Rev., 5.00%, 6/1/2034	1,750	1,996
Sheldon Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 5.00%, 2/15/2046	1,000	1,074
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project Series 2020B-1, Rev., 4.00%, 11/15/2027	6,740	6,566
Texas Municipal Gas Acquisition and Supply Corp. IV Gas supply Series 2023B, Rev., 5.50%, 1/1/2034 (b)	6,135	6,839
Texas Municipal Gas Acquisition and Supply Corp. V Gas supply Series 2024, Rev., 5.00%, 1/1/2034 (b)	9,000	9,720
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Texas Water Development Board Series 2023 A, Rev., 5.00%, 10/15/2058	3,000	3,193
Texas Water Development Board, State Water Implementation Fund Series 2018 B, Rev., 5.00%, 4/15/2030	7,000	7,527
Trinity River Authority of Texas, Livingston Regional Water Supply System Project Series 2023, Rev., 5.00%, 8/1/2038	1,220	1,348
Weatherford Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2042	1,200	1,327
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2043	1,505	1,652
Total Texas		124,485
Utah — 2.5%
County of Utah, IHC Health Services, Inc. Series 2018C, Rev., VRDO, LIQ : TD Bank NA, 1.50%, 3/3/2025 (b)	35,000	35,000
Intermountain Power Agency, Utah Powe Supply Series 2022A, Rev., 5.00%, 7/1/2037	3,855	4,195
Intermountain Power Agency, Utah Power Supply Series 2023 A, Rev., 5.00%, 7/1/2037	2,305	2,536
Utah Housing Corp. Series 2024 I, Rev., GNMA / FNMA / FHLMC, 6.25%, 7/1/2055	2,100	2,371
Utah Housing Corp., Single Family Mortgage Series 2025 A, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	2,000	2,253
Utah Infrastructure Agency, Clearfield City Project, Rev., 4.00%, 10/15/2040	915	915
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Series 2018A, Rev., 5.00%, 10/15/2025	745	751
Series 2018A, Rev., 5.00%, 10/15/2028	1,000	1,033
Rev., 4.00%, 10/15/2038	1,560	1,578
Total Utah		50,632
Virginia — 0.8%
Virginia College Building Authority, Educational Facilities, Washington & Lee University Project, Rev., NATL - RE, 5.25%, 1/1/2026	1,120	1,144
Virginia Public School Authority
Series 2023, Rev., 5.00%, 8/1/2041	4,880	5,431
Series 2023, Rev., 5.00%, 8/1/2042	6,450	7,132
Virginia Small Business Financing Authority, Senior Lien, Elizabeth River Crossing Opco, LLC Project, Rev., AMT, 4.00%, 1/1/2032	3,000	3,025
Total Virginia		16,732
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — 1.7%
Chelan County Public Utility District No. 1 Series 2020A, Rev., 4.00%, 7/1/2038	1,670	1,699
County of Snohomish, Limited Tax, GO, 4.00%, 12/1/2039	1,470	1,512
Fircrest Properties, State of Washington Dshs Project, Rev., 5.50%, 6/1/2049	4,000	4,378
King and Pierce Counties Valley Regional Fire Authority, Washington Unlimited Tax
Series 2024, GO, AGC, 5.00%, 12/1/2036	1,525	1,753
Series 2024, GO, AGC, 5.00%, 12/1/2037	1,000	1,145
Series 2024, GO, AGC, 5.00%, 12/1/2038	1,300	1,482
Series 2024, GO, AGC, 5.00%, 12/1/2039	1,085	1,228
Series 2024, GO, AGC, 5.00%, 12/1/2040	1,055	1,187
State of Washington, Various Purpose
Series 2018A, GO, 5.00%, 8/1/2040	10,000	10,352
Series 2023C, GO, 5.00%, 6/1/2041	2,330	2,577
Vancouver Housing Authority Series 2025, Rev., 4.25%, 2/1/2038	3,000	2,998
Washington State Housing Finance Commission, Rockwood Retirement Communities Project
Series 2020A, Rev., 5.00%, 1/1/2032 (c)	1,920	1,959
Series 2020A, Rev., 5.00%, 1/1/2041 (c)	2,000	2,008
Total Washington		34,278
Wisconsin — 1.3%
Public Finance Authority, Ascend Leadership Academy Project Series 2021A, Rev., 5.00%, 6/15/2041 (c)	1,035	931
Public Finance Authority, Cone Health Series 2022A, Rev., 5.00%, 10/1/2052	6,530	6,797
Public Finance Authority, Senior Lien
Rev., AMT, 5.50%, 7/1/2044	2,000	2,126
Rev., AMT, 5.75%, 7/1/2049	6,000	6,454
Public Finance Authority, Wakemed Hospital Series 2019A, Rev., 5.00%, 10/1/2044	7,000	7,168
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group, Rev., 4.38%, 8/15/2055 (d)	1,000	964
Wisconsin Housing and Economic Development Authority Home Ownership
Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	965	1,048
Series 2024 C, Rev., GNMA / FNMA / FHLMC, 6.00%, 3/1/2055	1,000	1,100
Total Wisconsin		26,588
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	19

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wyoming — 0.9%
County of Campbell, Solid Waste Facilities, Basin Electric Power Co-operative, Dry Fork Station Facilities Series 2019A, Rev., 3.63%, 7/15/2039	18,570	17,110
Total Municipal Bonds (Cost $1,827,029)		1,860,663
	NO. OF CONTRACTS
Options Purchased — 0.0% ^
Put Options Purchased — 0.0% ^
U.S. Treasury 5 Year Note
3/7/2025 at USD 107.00, American Style
Notional Amount: USD 107,300
Counterparty: Exchange-Traded * (Cost $34)	1,073	16
	SHARES (000)
Short-Term Investments — 7.2%
Investment Companies — 7.2%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.59% (f) (g) (Cost $145,224)	145,215	145,229
Total Investments — 99.8% (Cost $1,972,287)		2,005,908
Other Assets in Excess of Liabilities — 0.2%		4,313
NET ASSETS — 100.0%		2,010,221

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
IBC	Insured Bond Certificates
ICC	Insured Custody Certificates
LIQ	Liquidity Agreement
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of February 28, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Municipal Bond Funds	February 28, 2025

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds—94.8% (a)
Alabama—0.9%
Utility—0.9%
Black Belt Energy Gas District, Gas Project, Series 2024D, Rev., 5.00%, 11/1/2034 (b)	1,000	1,083
Southeast Alabama Gas Supply District (The), Project No. 2, Series 2024 B, Rev., 5.00%, 5/1/2032 (b)	1,000	1,072
Southeast Energy Authority A Cooperative District, Series 2025C, Rev., 5.00%, 2/1/2031 (b)	1,200	1,280
		3,435
California—0.9%
Other Revenue—0.2%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series 2021B-2, Rev., Zero Coupon, 6/1/2066	7,300	858
Transportation—0.4%
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project, Series 2020 A-4, Rev., AMT, 8.00%, 3/4/2025 (b) (c)	1,525	1,575
Utility—0.3%
California Community Choice Financing Authority, Clean Energy Project, Series 2024 H, Rev., 5.00%, 8/1/2033 (b)	1,000	1,102
Total California		3,535
Florida—0.1%
Transportation—0.1%
Florida Development Finance Corp., Brightline Florida Passenger Rail Project, Series 2024, Rev., AMT, 5.50%, 7/1/2053	250	257
Georgia—2.9%
Utility—2.9%
Main Street Natural Gas, Inc., Gas Supply
Series 2022B, Rev., 5.00%, 6/1/2029 (b)	2,750	2,874
Series 2024 A, Rev., 5.00%, 9/1/2031 (b)	1,160	1,243
Series 2024B, Rev., 5.00%, 3/1/2032 (b)	1,750	1,884
Series 2025A, Rev., 5.00%, 6/1/2032 (b)	2,000	2,155
Series 2024E, Rev., 5.00%, 12/1/2032 (b)	3,000	3,201
		11,357
INVESTMENTS	Principal Amount ($000)	Value ($000)

Utility — continued
Kentucky—1.5%
Industrial Development Revenue/Pollution Control Revenue—0.6%
County of Knott, Solid Waste Water Project, Series 2024, Rev., AMT, 4.00%, 4/1/2025 (b) (c)	2,555	2,556
Utility—0.9%
Kentucky Public Energy Authority, Gas Supply
Series 2024A, Rev., 5.00%, 7/1/2030 (b)	1,500	1,589
Series 2024B, Rev., 5.00%, 8/1/2032 (b)	1,750	1,884
		3,473
Total Kentucky		6,029
Nevada—0.8%
Transportation—0.8%
State of Nevada Department of Business and Industry, Brightline West Passenger Rail Project, Series 2025 A, Rev., AMT, 9.50%, 1/1/2033 (b) (c) (d)	3,000	3,016
New York—84.3%
Education—6.4%
Build NYC Resource Corp., Bay Ridge Preparatory School Project, Series 2024, Rev., 5.00%, 9/1/2044 (c)	1,270	1,262
Build NYC Resource Corp., Success Academy Charter School Project, Series 2025, Rev., 5.00%, 9/1/2033	1,000	1,101
Clinton County Capital Resource Corp., CVCES Boces Project, Series 2025, Rev., 5.00%, 7/1/2046 (c)	750	766
Monroe County Industrial Development Corp., Eugenio Maria De Hostos Charter School Project, Series 2024A, Rev., 5.00%, 7/1/2044 (c)	1,320	1,356
New York State Dormitory Authority, Series 2024, Rev., 5.25%, 7/1/2054	3,000	3,161
New York State Dormitory Authority, Brooklyn Law School, Series 2019 A, Rev., 5.00%, 7/1/2033	2,400	2,506
New York State Dormitory Authority, Court Facilities Lease, Series 2005A, Rev., AMBAC, 5.50%, 5/15/2026	5,000	5,165
New York State Dormitory Authority, New York University, Series 2001-1, Rev., AMBAC, 5.50%, 7/1/2025	2,280	2,301
New York State Dormitory Authority, Pace University
Series 2024 A, Rev., 5.25%, 5/1/2033	730	827
Series 2024 A, Rev., 5.25%, 5/1/2035	1,000	1,139
Series 2024 A, Rev., 5.50%, 5/1/2049	225	245
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	21

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Education — continued
Series 2024 A, Rev., 5.50%, 5/1/2056	3,000	3,256
New York State Dormitory Authority, State Supported Debt University Facilities, Series 2020A, Rev., 4.00%, 7/1/2050	2,000	1,892
		24,977
General Obligation—12.5%
Camden Central School District, GO, BAN, 4.50%, 6/26/2025	1,000	1,004
City of New York, Fiscal Year 2022, Series 2022D, Subseries D-1, GO, 5.25%, 5/1/2039	1,500	1,688
City of New York, Fiscal Year 2023
Series 2023A, Subseries A-4, GO, VRDO, 1.50%, 3/3/2025 (b)	935	935
Series 2023E, GO, 4.00%, 4/1/2042	1,000	1,001
City of New York, Fiscal Year 2024, Series 2024A, GO, 5.00%, 8/1/2045	3,850	4,124
City of Oneida, GO, BAN, 4.50%, 3/28/2025	3,600	3,604
City of Yonkers
Series 2024 A, GO, AGM, 5.00%, 2/15/2041	1,000	1,098
Series 2024B, GO, AGM, 5.00%, 2/15/2041	1,000	1,098
Series 2024 A, GO, AGM, 5.00%, 2/15/2042	1,505	1,645
Series 2024B, GO, AGM, 5.00%, 2/15/2042	1,000	1,093
County of Albany, Series 2022A, GO, 4.00%, 6/1/2036	1,080	1,124
County of Erie, Buffalo Bills Stadium Project, Series 2024 B, GO, 5.25%, 9/15/2048	1,500	1,655
County of Nassau, Series 2021A, GO, AGM, 4.00%, 4/1/2036	2,000	2,103
County of Nassau, General Improvement, Series 2023A, GO, AGM, 4.00%, 4/1/2042	1,500	1,512
County of Onondaga
Series 2022, GO, 4.00%, 6/15/2037	2,000	2,063
Series 2024, GO, 4.00%, 8/1/2043	1,565	1,553
County of Suffolk, Series 2017D, GO, 4.00%, 10/15/2028	3,375	3,480
County of Westchester, Series 2018A, GO, 5.00%, 12/1/2025	1,500	1,529
Gloversville Enlarged School District, GO, BAN, 4.50%, 6/26/2025	1,000	1,005
Medina Central School District, GO, BAN, 4.50%, 7/16/2025	3,500	3,519
Northeastern Clinton Central School District, GO, BAN, 4.50%, 6/26/2025	1,000	1,005
Port Washington Union Free School District, GO, 4.00%, 8/1/2037	2,765	2,889
INVESTMENTS	Principal Amount ($000)	Value ($000)

General Obligation — continued
State of New York, Series 2023A, GO, 5.00%, 3/15/2041	1,000	1,124
Town of Clarkstown, Series 2023, GO, 4.00%, 11/15/2039	990	1,026
Town of Huntington, Public Improvement, Series 2022A, GO, 4.00%, 6/15/2037	1,385	1,425
Town of Oyster Bay, Public Improvement, GO, AGM, 5.00%, 8/1/2029	500	547
Uniondale Union Free School District
GO, 4.00%, 1/15/2038	2,000	2,073
GO, 4.00%, 1/15/2041	2,000	2,032
		48,954
Hospital—2.4%
New York State Dormitory Authority, Northwell Health Obligated Group
Series 2025A, Rev., 5.00%, 5/1/2034	1,000	1,148
Series 2022 A, Rev., 4.25%, 5/1/2052	1,595	1,519
Series 2022A, Rev., 5.00%, 5/1/2052	2,000	2,084
Series 2024A, Rev., 5.25%, 5/1/2054	1,000	1,077
New York State Dormitory Authority, White Plains Hospital, Series 2024, Rev., 5.25%, 10/1/2049	2,000	2,085
Oneida County Local Development Corp., Mohawk Valley Health System Project, Series 2019A, Rev., AGM, 4.00%, 12/1/2049	1,785	1,666
		9,579
Housing—5.4%
Amherst Industrial Development Agency, Multi-Family Housing Sutton Place Preservation Ltd. Partnership Project, Series 2022, Rev., FHA, GNMA, 3.90%, 4/1/2025 (b)	1,500	1,501
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project, Series 2024 CL F, Rev., 5.25%, 12/15/2031	3,900	4,006
New York State Housing Finance Agency, 10 Barclay Street, Series 2004A, Rev., VRDO, 1.70%, 3/7/2025 (b)	2,600	2,600
New York State Housing Finance Agency, 160 Madison Avenue LLC, Series 2013A, Rev., VRDO, 1.45%, 3/3/2025 (b)	4,225	4,225
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Housing — continued
New York State Housing Finance Agency, Housing Related Taconic, Series 2009A, Rev., VRDO, 1.70%, 3/7/2025 (b)	7,750	7,750
Onondaga County Trust for Cultural Resources, Abby Lane Housing Corp., Series 2017, Rev., 5.00%, 5/1/2040	1,000	1,010
		21,092
Industrial Development Revenue/Pollution Control Revenue—2.1%
New York City Industrial Development Agency, Queens Baseball Stadium Project, Series 2021A, Rev., AGM, 5.00%, 1/1/2031	1,250	1,377
New York City Industrial Development Agency, Yankee Stadium Project, Series 2020 A, Rev., AGM, 5.00%, 3/1/2029	2,500	2,686
New York Liberty Development Corp., Goldman Sachs Headquarters LLC, Series 2005, Rev., 5.25%, 10/1/2035	2,460	2,857
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program, Series 2021-B, Rev., 4.00%, 8/15/2039	1,380	1,425
		8,345
Other Revenue—24.2%
Battery Park City Authority
Series 2019D-1, Rev., VRDO, 1.55%, 3/3/2025 (b)	13,600	13,600
Series 2019 B, Rev., 5.00%, 11/1/2040	2,000	2,156
Build NYC Resource Corp., The Young Men's and Women's Hebrew Association Project
Series 2024, Rev., 5.00%, 12/1/2027	1,000	1,056
Series 2024, Rev., 5.00%, 12/1/2032	3,620	4,076
Chautauqua Tobacco Asset Securitization Corp., Series 2014, Rev., 5.00%, 6/1/2048	3,200	3,044
Empire State Development Corp., State Sales Tax, Series 2021 A, Rev., 4.00%, 3/15/2044	5,000	4,935
Hudson Yards Infrastructure Corp., Second Indenture
Series 2017 A, Rev., 5.00%, 2/15/2031	1,585	1,650
Series 2017A, Rev., 5.00%, 2/15/2037	2,500	2,582
Series 2017 A, Rev., 5.00%, 2/15/2038	2,125	2,193
Series 2022A, Rev., 4.00%, 2/15/2040	1,730	1,765
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015, Series 2015 S-1, Rev., 5.00%, 7/15/2031	2,500	2,506
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019
Series 2019S-2A, Rev., 5.00%, 7/15/2034	2,000	2,126
Series 2019S-3A, Rev., 5.00%, 7/15/2034	4,000	4,252
INVESTMENTS	Principal Amount ($000)	Value ($000)

Other Revenue — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017, Series 2017 E1, Rev., 5.00%, 2/1/2035	2,000	2,070
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019
Series 2019C-4, Rev., VRDO, 1.50%, 3/3/2025 (b)	1,100	1,100
Series 2019A-1, Rev., 5.00%, 8/1/2035	1,000	1,060
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022, Series 2022F, Subseries F-1, Rev., 4.00%, 2/1/2038	2,000	2,051
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023
Series 2023D, Subseries D-1, Rev., 5.25%, 11/1/2037	1,500	1,702
Series 2023F, Rev., 5.00%, 2/1/2042	2,000	2,177
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024
Series 2024B, Rev., 5.00%, 5/1/2042	1,000	1,096
Series 2024F, Subseries F-1, Rev., 5.25%, 2/1/2053	1,000	1,083
Series 2024F, Subseries F-1, Rev., 4.25%, 2/1/2054	1,000	986
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025, Series 2025 D, Rev., 5.00%, 5/1/2044	1,000	1,087
New York Convention Center Development Corp., Senior Lien, Hotel Unit Fee Secured, Series A, Rev., Zero Coupon, 11/15/2047	1,600	554
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured, Series B, Rev., Zero Coupon, 11/15/2033	4,090	2,911
New York State Dormitory Authority, State Sales Tax
Series 2015 B, Rev., 5.00%, 3/15/2030	5,000	5,053
Series 2016A, Rev., 5.00%, 3/15/2031	2,000	2,060
Series 2018E-2, Rev., 5.00%, 3/15/2033	2,000	2,139
Series 2017A, Rev., 5.00%, 3/15/2034	2,000	2,075
Suffolk Regional Off-Track Betting Co., Series 2024, Rev., 5.75%, 12/1/2044	1,000	1,033
Suffolk Tobacco Asset Securitization Corp., Series 2021 A-2, Rev., 5.00%, 6/1/2029	2,250	2,392
Triborough Bridge and Tunnel Authority Sales Tax
Series 2024A SUB A2, Rev., 5.25%, 5/15/2059	2,500	2,675
Series 2024A, Subseries A-1, Rev., 4.13%, 5/15/2064	3,515	3,329
TSASC, Inc.
Series A, Rev., 5.00%, 6/1/2036	2,000	2,043
Series B, Rev., 5.00%, 6/1/2048	2,350	2,226
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	23

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Other Revenue — continued
Westchester County Local Development Corp., Kendal on Hudson Project, Series 2022B, Rev., 5.00%, 1/1/2032	240	256
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project, Series 2021 A, Rev., 5.00%, 7/1/2056 (c)	2,000	1,999
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement
Series B, Rev., 5.00%, 6/1/2033	1,775	1,813
Series B, Rev., 5.00%, 6/1/2034	2,000	2,038
		94,949
Special Tax—6.9%
Empire State Development Corp., State Personal Income Tax, Series A-2, Rev., NATL - RE, 5.50%, 3/15/2025	5,000	5,005
Empire State Development Corp., State Personal Income Tax, General Purpose
Series 2020C, Rev., 4.00%, 3/15/2037	1,000	1,020
Series 2020 A, Rev., 4.00%, 3/15/2040	3,000	3,018
Series 2020E, Rev., 4.00%, 3/15/2045	1,500	1,467
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2020A, Rev., 4.00%, 3/15/2047	1,700	1,638
Series 2024A, Rev., 5.25%, 3/15/2052	2,835	3,073
New York State Housing Finance Agency, Sate Personal Income Tax
Series 2024 B-2, Rev., 3.30%, 12/15/2028 (b)	1,500	1,501
Series 2024C, Rev., 4.55%, 12/15/2054	1,000	994
New York State Thruway Authority, Personal Income Tax
Series 2021A-1, Rev., 4.00%, 3/15/2038	1,500	1,536
Series 2022A, Rev., 5.00%, 3/15/2041	5,000	5,478
Series 2021A-1, Rev., 4.00%, 3/15/2042	2,500	2,509
		27,239
Transportation—13.1%
Metropolitan Transportation Authority
Series 2015 A-2, Rev., 5.00%, 5/15/2030 (b)	2,185	2,334
Series 2024B, Rev., 5.00%, 11/15/2041	2,000	2,188
Series 2024B, Rev., 5.00%, 11/15/2042	2,000	2,169
Metropolitan Transportation Authority Dedicated Tax Fund
Series 2012A, Rev., Zero Coupon, 11/15/2030	4,000	3,294
Series 2016A, Rev., 5.25%, 11/15/2034	1,020	1,055
New York State Thruway Authority
Series L, Rev., 5.00%, 1/1/2032	2,250	2,384
INVESTMENTS	Principal Amount ($000)	Value ($000)

Transportation — continued
Series N, Rev., 4.00%, 1/1/2041	2,500	2,512
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Series 2018, Rev., AMT, 5.00%, 1/1/2026	4,000	4,047
Series 2018, Rev., AMT, 5.00%, 1/1/2031	2,155	2,229
Series 2018, Rev., AMT, 4.00%, 1/1/2036	2,315	2,253
New York Transportation Development Corp., JFK International Airport New Terminal One Project, Series 2024 B, Rev., AMT, AGC, 0.00%, 12/31/2054	2,000	1,301
Port Authority of New York and New Jersey, Consolidated
Series 221, Rev., AMT, 4.00%, 7/15/2039	1,355	1,357
Series 244, Rev., 5.00%, 7/15/2041	2,000	2,260
Series 245, Rev., 5.00%, 9/1/2049	1,500	1,615
Triborough Bridge and Tunnel Authority, Series 2024B,SubseriesB-3, Rev., 5.00%, 11/15/2025 (b)	5,000	5,080
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2023A, Rev., 5.00%, 5/15/2025	1,500	1,507
Series 2024A, Subseries A-2, Rev., 5.00%, 11/15/2029	1,035	1,143
Series 2013A, Rev., Zero Coupon, 11/15/2032	3,000	2,276
Series B, Rev., 5.00%, 11/15/2033	1,500	1,564
Series 2023A, Rev., 4.00%, 11/15/2037	1,600	1,674
Series 2022A, Rev., 4.00%, 5/15/2041	2,040	2,043
Series 2019C, Rev., 4.00%, 11/15/2042	1,375	1,369
Series 2020 A, Rev., 5.00%, 11/15/2054	1,500	1,568
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, TBTA Capital Lockbox
Series 2025 A, Rev., 5.25%, 12/1/2054	1,000	1,081
Series 2025 A, Rev., 5.50%, 12/1/2059	1,000	1,102
		51,405
Utility—6.2%
Long Island Power Authority, Electric System
Series 2024B, Rev., 3.00%, 9/1/2029 (b)	1,500	1,473
Series 2024B, Rev., 3.00%, 9/1/2031 (b)	1,500	1,473
Series 2018, Rev., 5.00%, 9/1/2035	2,000	2,136
Series 2021A, Rev., 4.00%, 9/1/2041	2,030	2,038
Series 2024A, Rev., 5.00%, 9/1/2049	1,250	1,346
New York Power Authority
Series 2024A, Rev., 5.00%, 11/15/2042	1,000	1,136
Series 2024A, Rev., 5.00%, 11/15/2043	1,000	1,125
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Utility — continued
New York Power Authority, Green Transmission Project, Series 2022A, Rev., AGM, 5.00%, 11/15/2035	840	949
New York State Energy Research and Development Authority, Series 1997 A, Rev., 3.00%, 7/1/2025 (b)	4,000	3,999
New York State Energy Research and Development Authority, Consolidated Edison Co. of New York, Inc. Project, Series 2005A-1, Rev., VRDO, 2.45%, 3/12/2025 (b)	2,800	2,800
Utility Debt Securitization Authority, Series 2016A, Rev., 5.00%, 12/15/2034	3,250	3,330
Utility Debt Securitization Authority, Restructuring Bond, Series 2016 B, Rev., 5.00%, 12/15/2035	2,450	2,509
		24,314
Water & Sewer—5.1%
New York City Municipal Water Finance Authority, Second General Resolution, Series 2025 BB, Rev., 5.00%, 6/15/2048	1,000	1,072
New York City Municipal Water Finance Authority, Second Generation, Fiscal Year 2024, Series 2024, Subseries CC-2, Rev., 5.00%, 6/15/2046	2,000	2,160
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2018, Series 2018CC-1, Rev., 4.00%, 6/15/2037	1,150	1,162
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2020
Series 2020CC-1, Rev., 4.00%, 6/15/2041	2,000	1,997
Subseries 202DD-3, Rev., 4.00%, 6/15/2042	2,500	2,479
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2022, Series 2022, Subseries BB-1, Rev., 4.00%, 6/15/2045	1,500	1,477
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023, Series 2023DD, Rev., 5.25%, 6/15/2046	2,000	2,183
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution, Series 2017E, Rev., 5.00%, 6/15/2038	1,240	1,292
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Pooled Financing Program, Series 2005B, Rev., 5.50%, 10/15/2025 (e)	4,175	4,233
INVESTMENTS	Principal Amount ($000)	Value ($000)

Water & Sewer — continued
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program
Series 2025 A, Rev., 5.00%, 9/15/2050	1,000	1,082
Series 2025 A, Rev., 5.00%, 9/15/2054	1,000	1,079
		20,216
Total New York		331,070
North Carolina—0.2%
Other Revenue—0.2%
North Carolina Housing Finance Agency, Homeownership, Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (b)	1,000	1,000
Ohio—0.4%
Other Revenue—0.1%
Buckeye Tobacco Settlement Financing Authority, Series 2020B-3, Rev., Zero Coupon, 6/1/2057	3,900	416
Transportation—0.3%
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project, Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	1,000	1,018
Total Ohio		1,434
Pennsylvania—0.3%
Other Revenue—0.3%
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 2024-146A, Rev., 6.25%, 10/1/2054	1,000	1,105
Puerto Rico—0.9%
Other Revenue—0.9%
Puerto Rico Sales Tax Financing Corp. Sales Tax
Series A-1, Rev., Zero Coupon, 7/1/2046	3,500	1,171
Series A-2, Rev., 4.78%, 7/1/2058	1,000	988
Series A-1, Rev., 5.00%, 7/1/2058	1,500	1,506
		3,665
South Dakota—0.4%
Housing—0.4%
South Dakota Housing Development Authority
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055	500	563
Series 2025 A, Rev., GNMA / FNMA / FHLMC, 6.50%, 11/1/2055	1,000	1,148
		1,711
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	25

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Housing — continued
Texas—0.4%
Utility—0.4%
Texas Municipal Gas Acquisition and Supply Corp. V Gas supply, Series 2024, Rev., 5.00%, 1/1/2034 (b)	1,500	1,620
Wisconsin—0.8%
Industrial Development Revenue/Pollution Control Revenue—0.3%
Wisconsin Housing and Economic Development Authority Home Ownership, Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	970	1,053
Transportation—0.5%
Public Finance Authority, Senior Lien
Rev., AMT, 5.50%, 7/1/2044	1,000	1,063
Rev., AMT, 5.75%, 7/1/2049	1,000	1,076
		2,139
Total Wisconsin		3,192
Total Municipal Bonds (Cost $369,294)		372,426
	Shares (000)
Short-Term Investments—5.3%
Investment Companies—5.3%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.59% (f) (g)(Cost $20,686)	20,686	20,688
	No. of Contracts
Options Purchased — 0.0% ^
Put Options Purchased — 0.0% ^
U.S. Treasury 5 Year Note
3/07/2025 at USD 107.00, American Style
Notional Amount: USD 21,000
Counterparty: Exchange-Traded * (Cost $ 7)	210	3
Total Investments—100.1% (Cost $389,987)		393,117
Liabilities in Excess of Other Assets—(0.1)%		(515)
Net Assets—100.0%		392,602

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of February 28, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Municipal Bond Funds	February 28, 2025

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 96.2% (a)
Alabama — 2.8%
Birmingham Airport Authority
Rev., 5.00%, 7/1/2033	325	356
Rev., 5.00%, 7/1/2034	375	409
Black Belt Energy Gas District, Gas Prepay Project No. 7 Series 2021C-1, Rev., 4.00%, 12/1/2026 (b)	7,515	7,563
Black Belt Energy Gas District, Gas Project
Series 2022B-1, Rev., 4.00%, 10/1/2027 (b)	2,500	2,508
Series 2024D, Rev., 5.00%, 11/1/2034 (b)	3,000	3,248
County of Jefferson sewer
Series 2024, Rev., 5.00%, 10/1/2025	1,500	1,516
Series 2024, Rev., 5.00%, 10/1/2026	1,095	1,128
Southeast Energy Authority A Cooperative District, Project No. 4 Series 2022B-1, Rev., 5.00%, 8/1/2028 (b)	5,000	5,216
Total Alabama		21,944
Alaska — 0.0% ^
Borough of Matanuska-Susitna Series 2007A, GO, NATL - RE, 5.00%, 4/1/2025	100	100
Arizona — 3.9%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Series 2024 A, Rev., 5.00%, 11/1/2029	2,500	2,683
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Series 2023A, Rev., 5.00%, 11/1/2028	6,000	6,335
Arizona Sports and Tourism Authority, Senior Lien Multipurpose Stadium Facility Project Series 2022, Rev., 5.00%, 7/1/2030	5,000	5,462
City of Glendale, Rev., 5.00%, 7/1/2028	2,850	3,058
City of Mesa Series 2016, GO, 3.00%, 7/1/2025	500	500
City of Phoenix Civic Improvement Corp., Senior Lien, Airport System
Series 2023, Rev., AMT, 5.00%, 7/1/2025	500	503
Series 2023, Rev., AMT, 5.00%, 7/1/2026	1,505	1,544
Maricopa County Industrial Development Authority, Banner Health
Series 2023A-1, Rev., 5.00%, 5/15/2026 (b)	1,235	1,260
Series 2023 A3, Rev., 5.00%, 11/1/2030 (b)	3,050	3,330
Maricopa County Pollution Control Corp., Palo Verde Project
Series 2010A, Rev., 0.88%, 10/1/2026 (b)	4,500	4,292
Series 2010B, Rev., 0.88%, 10/1/2026 (b)	2,150	2,050
Total Arizona		31,017
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arkansas — 0.7%
Arkansas Development Finance Authority, Department of Community Correction Project, Rev., 5.00%, 11/1/2026	325	336
City of Rogers Sales and Use Tax Series 2018B, Rev., 5.00%, 11/1/2027	3,855	3,988
County of Sharp, Sales and Use Tax, Rev., 5.00%, 3/1/2026	685	697
University of Central Arkansas, Student Housing System
Series 2019C, Rev., AGM, 4.00%, 11/1/2025	110	111
Series 2019C, Rev., AGM, 4.00%, 11/1/2026	240	243
Series 2019C, Rev., AGM, 4.00%, 11/1/2027	180	182
Total Arkansas		5,557
California — 3.0%
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (b)	2,500	2,654
Series 2023E-1, Rev., 5.00%, 3/1/2031 (b)	2,500	2,673
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2020 A-4, Rev., AMT, 8.00%, 3/4/2025 (b) (c)	3,050	3,150
California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 5.00%, 8/1/2028	250	261
City of Los Angeles Department of Airports, International Airport Subordinate Series 2018 B, Rev., AMT, 5.00%, 5/15/2030	2,950	3,090
Los Angeles Community College District, Election of 2016 Series C-1, GO, 5.00%, 8/1/2026	250	259
Los Angeles Department of Water and Power System Series 2016 A, Rev., 5.00%, 7/1/2029	500	506
Los Angeles Unified School District, Dedicated Unlimited Ad Valorem Property Tax Series 2024A, GO, 5.00%, 7/1/2026	3,000	3,101
State of California, Various Purpose
GO, 4.00%, 8/1/2028	4,000	4,060
GO, 4.00%, 8/1/2029	4,180	4,237
Total California		23,991
Colorado — 1.3%
Colorado Health Facilities Authority, Adventist Health System Series 2024 A-1, Rev., 5.00%, 11/15/2029 (b)	1,000	1,082
Colorado Health Facilities Authority, Intermountain Healthcare Series 2022C, Rev., 5.00%, 8/15/2028 (b)	1,800	1,914
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	27

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Colorado Housing and Finance Authority, Single Family Mortgage Series 2023L, Class III, Rev., GNMA COLL, 5.75%, 11/1/2053	3,180	3,411
Colorado School of Mines Series 2022D, Rev., (SIFMA Municipal Swap Index Yield + 0.87%), 3.12%, 3/12/2025 (d)	1,410	1,410
State of Colorado Series 2018 A, COP, 5.00%, 12/15/2029	1,950	2,101
Total Colorado		9,918
Connecticut — 0.1%
State of Connecticut Series 2020 A, GO, 5.00%, 1/15/2028	725	772
District of Columbia — 1.8%
District of Columbia
Series 2019 A, GO, 5.00%, 10/15/2028	1,440	1,558
Series 2024C, GO, 5.00%, 12/1/2028	5,000	5,422
Metropolitan Washington Airports Authority Aviation
Series 2023A, Rev., AMT, 5.00%, 10/1/2025	875	884
Series 2021A, Rev., AMT, 5.00%, 10/1/2028	5,000	5,285
Washington Metropolitan Area Transit Authority Series 2017B, Rev., 5.00%, 7/1/2029	1,120	1,174
Total District of Columbia		14,323
Florida — 1.9%
City of Lakeland Department of Electric Utilities Series 2010A, Rev., AGM, 5.25%, 10/1/2028	1,000	1,080
City of Tallahassee, Energy System, Rev., 5.00%, 10/1/2025	300	304
County of Miami-Dade, Water and Sewer System Series 2017 B, Rev., 5.00%, 10/1/2029	1,315	1,381
Florida Development Finance Corp., GFL Solid Waste Southeast LLC Project Series 2024A, Rev., AMT, 4.38%, 10/1/2031 (b) (c)	1,000	1,011
Florida Housing Finance Corp., Homeowner Mortgage Series 2025 1, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056 (e)	2,000	2,232
Florida Municipal Power Agency, St. Lucie Project Series 2021B, Rev., 5.00%, 10/1/2030	2,540	2,723
Fort Pierce Utilities Authority
Series 2022A, Rev., AGM, 5.00%, 10/1/2028	400	427
Series 2022A, Rev., AGM, 5.00%, 10/1/2029	475	515
Highlands County Health Facilities Authority, Adventhealth Obligated Group Series 2024C, Rev., 5.00%, 11/15/2031 (b)	1,000	1,114
JEA Water and Sewer System Series 2017A, Rev., 5.00%, 10/1/2025	365	370
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Miami-Dade County Housing Finance Authority, Running Brook Apartments Series 202, Rev., 3.55%, 1/1/2026 (b)	1,500	1,504
Pasco County School Board Series 2022A, COP, 5.00%, 8/1/2026	1,025	1,056
Polk County Housing Finance Authority, Episcopal Catholic Apartments Series 2023, Rev., 4.15%, 6/1/2026 (b)	750	759
State of Florida Board of Education, Public Education Capital Outlay Series 2020 B, GO, 5.00%, 6/1/2028	500	537
Total Florida		15,013
Georgia — 4.0%
Atlanta Development Authority (The), New Downtown Atlanta Stadium Project, Senior Lien
Series A-1, Rev., 5.00%, 7/1/2027	1,000	1,006
Series A-1, Rev., 5.00%, 7/1/2028	1,150	1,157
Columbia County Hospital Authority, Wellstart Health System Inc., Project
Series 2023B, Rev., 5.00%, 4/1/2026	400	409
Series 2023B, Rev., 5.00%, 4/1/2027	350	365
Series 2023B, Rev., 5.00%, 4/1/2028	750	798
Columbus Medical Center Hospital Authority, Piedmont Healthcare Inc., Project Series 2019B, Rev., 5.00%, 7/1/2029 (b)	1,480	1,570
Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project
Rev., 5.00%, 7/1/2025	250	251
Rev., 5.00%, 7/1/2026	275	282
Rev., 5.00%, 7/1/2028	375	391
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2012-2, Rev., 3.30%, 8/21/2029 (b)	1,000	1,002
Main Street Natural Gas, Inc., Gas Supply
Series 2024C, Rev., 5.00%, 12/1/2027	1,000	1,038
Series 2024C, Rev., 5.00%, 12/1/2028	1,000	1,049
Series 2024C, Rev., 5.00%, 12/1/2029	1,500	1,586
Series 2023B, Rev., 5.00%, 3/1/2030 (b)	3,250	3,449
Series 2024C, Rev., 5.00%, 12/1/2031 (b)	3,745	3,968
Series 2025A, Rev., 5.00%, 6/1/2032 (b)	4,000	4,311
State of Georgia
Series 2016F, GO, 5.00%, 7/1/2028	2,000	2,084
Series 2015A, GO, 4.00%, 2/1/2031	7,000	7,004
Total Georgia		31,720
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — 9.3%
Champaign County Community Unit School District No. 4 Champaign
GO, 4.00%, 6/1/2029	1,000	1,038
GO, 4.00%, 6/1/2030	1,285	1,334
Series 2019, GO, 4.00%, 6/1/2034	1,160	1,186
Chicago Midway International Airport Series 2023 C, Rev., AMT, 5.00%, 1/1/2028	7,115	7,411
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.00%, 1/1/2027	1,000	1,029
Series 2023A, Rev., AMT, 5.00%, 1/1/2028	3,400	3,549
Chicago Park District, Limited Tax Series 2023C, GO, 5.00%, 1/1/2026	2,500	2,537
Chicago Transit Authority Capital Grant Receipts Series 2021, Rev., 5.00%, 6/1/2027	2,085	2,180
City of Waukegan
Series 2018B, GO, AGM, 5.00%, 12/30/2026	1,125	1,170
Series 2018B, GO, AGM, 5.00%, 12/30/2027	1,185	1,233
City of Waukegan, First Lien, Water and Sewer System
Series 2018C, Rev., AGM, 5.00%, 12/30/2026	680	707
Series 2018C, Rev., AGM, 5.00%, 12/30/2027	710	740
Cook County Community Unit School District No. 401 Elmwood Park Series 2021 A, GO, AGM, 4.00%, 12/1/2030	1,220	1,276
Effingham Community Unit School District No. 40 Series 2019A, GO, 4.00%, 12/1/2028	565	584
Glenview Park District
GO, 5.00%, 12/1/2026	300	312
GO, 5.00%, 12/1/2029	350	364
Grundy and Kendall Counties Consolidated Grade School District No. 60-C, GO, 4.00%, 2/1/2030	1,145	1,194
Illinois Finance Authority, DePaul University, Rev., 5.00%, 10/1/2025	300	303
Illinois Finance Authority, Lake Zurich Community Unit School District No. 95 Project
Rev., 4.00%, 1/15/2030	1,960	1,998
Rev., 4.00%, 1/15/2032	2,120	2,158
Illinois Finance Authority, University of Chicago
Series 2015A, Rev., 5.00%, 10/1/2025 (f)	6,500	6,578
Series 2024B, Rev., 5.00%, 4/1/2027	2,400	2,511
Series 2024B, Rev., 5.00%, 4/1/2028	2,700	2,880
Illinois Housing Development Authority
Series 2022 E, Rev., GNMA / FNMA / FHLMC COLL, 5.25%, 10/1/2052	1,675	1,755
Series 2024 E, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	4,940	5,453
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Kane and DeKalb Counties Community Unit School District No. 301 Burlington, GO, 5.00%, 1/1/2027	355	369
Madison-Macoupin Etc. Counties Community College District No. 536, Lewis and Clark Community, GO, AGM, 4.00%, 5/1/2029	2,000	2,032
Peoria County Community Unit School District No. 309 Brimfield
GO, AGM, 4.00%, 4/1/2028	410	419
GO, AGM, 4.00%, 4/1/2029	240	246
GO, AGM, 4.00%, 4/1/2030	375	384
Peoria Public Building Commission Series 2019A, Rev., AGM, 5.00%, 12/1/2028	1,455	1,534
Southwestern Illinois Development Authority, Hospital Sisters Services, Inc., Obligated Group Series 2017A, Rev., 5.00%, 2/15/2027	2,000	2,069
State of Illinois
Series 2017 A, GO, 5.00%, 12/1/2026	2,000	2,070
Series 2017D, GO, 5.00%, 11/1/2027	1,000	1,051
Series 2023B, GO, 5.00%, 5/1/2028	1,025	1,086
Series 2024B, GO, 5.00%, 5/1/2028	1,500	1,589
Series 2024 B, GO, 5.00%, 5/1/2029	4,095	4,398
Series 2017C, GO, 5.00%, 11/1/2029	1,000	1,048
GO, 5.50%, 5/1/2030	1,525	1,637
Village of Skokie, GO, 5.00%, 12/1/2028	1,550	1,670
Will County Forest Preservation District, Limited Tax, GO, 5.00%, 12/15/2027	805	854
Total Illinois		73,936
Indiana — 1.6%
City of Rockport, Indiana Michigan Power Co. Project Series 2009B, Rev., 3.05%, 6/1/2025	5,000	4,992
Indiana Finance Authority, Community Foundation of Northern Indiana Obligated Group, Rev., 5.00%, 9/1/2028	1,000	1,029
Indiana Finance Authority, Indianapolis Power and Light Co. Project Series 2021A, Rev., 1.40%, 8/1/2029	7,000	6,196
Indiana Finance Authority, Stadium Project Series 2022 A, Rev., 5.00%, 2/1/2026	500	510
Total Indiana		12,727
Iowa — 0.5%
Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co. Project, Rev., VRDO, 2.30%, 3/12/2025 (b)	4,000	4,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	29

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kansas — 1.0%
City of Wichita, Sales Tax, River District Stadium Star Bond Project
Series 2018, Rev., 5.00%, 9/1/2025	300	303
Series 2018, Rev., 5.00%, 9/1/2026	465	480
Kansas Development Finance Authority, AdventHealth Series 2021 B, Rev., 5.00%, 11/15/2028 (b)	1,800	1,921
State of Kansas Department of Transportation Series 2024A, Rev., 5.00%, 9/1/2028	3,500	3,774
Wyandotte County Unified School District No. 202 Turner
Series 2019A, GO, AGM, 5.00%, 9/1/2025	495	500
Series 2019A, GO, AGM, 5.00%, 9/1/2026	320	330
Series 2019A, GO, AGM, 5.00%, 9/1/2028	400	424
Total Kansas		7,732
Kentucky — 1.7%
County of Knott, Solid Waste Water Project Series 2024, Rev., AMT, 4.00%, 4/1/2025 (b) (c)	6,250	6,252
Kentucky Public Energy Authority, Gas Supply Series 2023 A-1, Rev., 5.25%, 2/1/2032 (b)	3,335	3,627
Kentucky State Property and Building Commission, Project No. 113 Series 2024 B, Rev., 5.00%, 11/1/2027	1,005	1,063
Kentucky State Property and Building Commission, Project No. 124 Series A, Rev., AGM, 5.00%, 11/1/2030	500	556
Kentucky State Property and Building Commission, Project No. 130 Series 2024 B, Rev., 5.00%, 11/1/2028	1,510	1,628
Kentucky State Property and Building Commission, Project No. 131 Series A, Rev., 5.00%, 10/1/2029	685	751
Total Kentucky		13,877
Louisiana — 0.9%
City of Shreveport, Water and Sewer, Junior Lien Series 2019B, Rev., AGM, 5.00%, 12/1/2027	600	630
Louisiana Public Facilities Authority, Tulane University of Louisiana Project
Series 2017A, Rev., 5.00%, 12/15/2025	250	254
Series 2023A, Rev., 5.00%, 10/15/2028	175	188
Series 2023A, Rev., 5.00%, 10/15/2029	175	191
Series 2023A, Rev., 5.00%, 10/15/2030	200	221
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017 C, Rev., 3.30%, 7/3/2028 (b)	4,000	4,010
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Louisiana — continued
State of Louisiana
Series 2024 E, GO, 5.00%, 9/1/2029	700	766
Series 2023A, GO, 5.00%, 2/1/2031	1,085	1,215
Total Louisiana		7,475
Maryland — 0.6%
County of Prince George's, Consolidated Public Improvement Series 2020A, GO, 5.00%, 7/15/2032	1,000	1,068
Maryland Community Development Administration, Multi- Family, Villages At Marley Station Series 2024 D-2, Rev., 3.30%, 1/1/2029	1,500	1,506
State of Maryland Series 2021-2, GO, 5.00%, 8/1/2030	2,000	2,234
Total Maryland		4,808
Massachusetts — 1.6%
Commonwealth of Massachusetts, Consolidated Loan of 2015 Series 2015D, GO, 4.00%, 9/1/2030	8,290	8,315
Massachusetts Department of Transportation Series 1997-A, Rev., NATL - RE, Zero Coupon, 1/1/2029	1,560	1,387
Massachusetts Development Finance Agency, Caregroup Series 2015 H-1, Rev., 5.00%, 7/1/2025 (f)	1,445	1,454
Massachusetts Development Finance Agency, Suffolk University Issue, Rev., 5.00%, 7/1/2026	435	441
Town of Wilbraham, GO, BAN, 4.25%, 3/12/2025	1,000	1,000
Total Massachusetts		12,597
Michigan — 0.5%
City of Royal Oak, Limited Tax, Capital Improvement
GO, 5.00%, 4/1/2027	625	653
GO, 5.00%, 4/1/2028	245	260
Michigan State Hospital Finance Authority, Trinity Health Credit Group Series 2008C, Rev., 5.00%, 12/1/2029	1,525	1,607
Northville Public Schools, School Building and Site
Series 2019-II, GO, 5.00%, 5/1/2027	375	393
Series 2019-II, GO, 5.00%, 5/1/2028	600	640
Series 2019-II, GO, 5.00%, 5/1/2029	250	271
Total Michigan		3,824
Minnesota — 0.2%
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2026	195	199
Series 2019C, COP, 5.00%, 2/1/2026	320	326
Series 2019B, COP, 5.00%, 2/1/2027	185	192
Series 2019B, COP, 5.00%, 2/1/2028	175	185
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Minnesota — continued
Series 2019C, COP, 5.00%, 2/1/2028	350	370
Housing And Redevelopment Authority of The City of St. Paul Minnesota, Healtheast care System Series 2015A, Rev., 5.00%, 11/15/2025 (f)	570	578
Total Minnesota		1,850
Mississippi — 0.8%
Mississippi Business Finance Corp., Pollution Control, Power Co., Project, Rev., 3.20%, 9/1/2028	4,000	3,996
Mississippi Development Bank, Desoto County Mississippi Highway Project Series 2024 A, Rev., 5.00%, 1/1/2029	1,000	1,078
State of Mississippi, Gaming Tax Series 2019A, Rev., 5.00%, 10/15/2028	1,400	1,492
Total Mississippi		6,566
Missouri — 2.9%
City of St. Louis Airport Series 2007-A, Rev., AGM, 5.25%, 7/1/2026	2,635	2,721
Curators of the University of Missouri (The)
Series 2024, Rev., 5.00%, 11/1/2029	1,000	1,099
Series 2020 B, Rev., 5.00%, 11/1/2030	5,705	6,378
Health and Educational Facilities Authority of the State of Missouri Series 2021 C, Rev., 5.00%, 5/1/2028 (b)	7,500	7,927
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group Series 2022A, Rev., 5.00%, 6/1/2028	385	408
Jackson County School District No. R-IV Blue Springs, Missouri Direct Deposit Program Series 2019, GO, 5.50%, 3/1/2029	1,280	1,407
Missouri Highway and Transportation Commission Series 2022 A, Rev., 4.00%, 5/1/2033	2,685	2,899
Total Missouri		22,839
Montana — 0.1%
Montana Board of Housing, Single Family Mortgage Series 2024A, Rev., 6.00%, 12/1/2054	870	948
Nebraska — 0.9%
Nebraska Investment Finance Authority, Single Family Housing Series 2023 C, Rev., GNMA / FNMA / FHLMC COLL, 5.50%, 9/1/2053	4,560	4,838
Omaha School District Series 2016, GO, 5.00%, 12/15/2028	1,000	1,037
Southeast Community College Area, Tax Supported
COP, 5.00%, 12/15/2026	275	286
COP, 5.00%, 12/15/2027	495	524
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nebraska — continued
COP, 5.00%, 12/15/2028	540	577
University of Nebraska, Lincoln Student Fees and Facilities Series 2015A, Rev., 5.00%, 7/1/2025 (f)	250	252
Total Nebraska		7,514
Nevada — 0.5%
State of Nevada Department of Business and Industry, Brightline West Passenger Rail Project Series 2025 A, Rev., AMT, 9.50%, 1/1/2033 (b) (c) (e)	4,000	4,022
New Hampshire — 0.3%
New Hampshire Municipal Bond Bank Series 2020A, Rev., 5.00%, 2/15/2029	1,870	2,032
New Jersey — 5.6%
Borough of Seaside Park, GO, BAN, 4.25%, 4/11/2025	1,000	1,001
Borough of South Plainfield Series 2024A, GO, BAN, 4.25%, 4/10/2025	1,000	1,001
Burlington County Bridge Commission, Government Leasing Program Series 2024A, Rev., 4.25%, 4/8/2025	1,600	1,602
New Jersey Economic Development Authority, School Facilities Construction
Series 2024SSS, Rev., 5.00%, 6/15/2026	2,320	2,383
Series 2019 GGG, Rev., 5.25%, 9/1/2026 (c)	5,500	5,699
New Jersey Housing and Mortgage Finance Agency, Multi- Family Series 2024B, Rev., 3.50%, 5/1/2029	1,000	1,003
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A, Rev., 5.00%, 6/15/2028	3,000	3,079
Series A, Rev., 5.00%, 6/15/2029	5,350	5,486
Series A, Rev., 5.00%, 6/15/2031	4,750	4,859
Passaic Valley Sewerage Commission, Sewer System Series J, Rev., AGM, 3.00%, 12/1/2030	6,665	6,558
State of New Jersey, COVID-19 Emergency Bonds Series 2020A, GO, 5.00%, 6/1/2026	4,255	4,378
Tobacco Settlement Financing Corp. Series 2018A, Rev., 5.00%, 6/1/2028	2,110	2,204
Township of Brick, GO, BAN, 4.25%, 3/19/2025	5,000	5,003
Total New Jersey		44,256
New Mexico — 1.3%
City of Farmington, San Juan Project Series 2010A, Rev., 0.88%, 10/1/2026 (b)	4,000	3,815
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	31

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Mexico — continued
County of Sandoval, GO, 5.00%, 8/1/2026	650	669
New Mexico Finance Authority, State Transportation, Subordinate Lien Series 2018 A, Rev., 5.00%, 6/15/2029	5,080	5,436
Total New Mexico		9,920
New York — 9.5%
City of New York, Fiscal Year 2015 Series 2015F, Subseries F-4, GO, 5.00%, 12/1/2025 (b)	1,750	1,758
City of Oneida, GO, BAN, 4.50%, 3/28/2025	8,000	8,009
Eastport-South Manor Central School District, GO, BAN, 4.50%, 5/22/2025	2,000	2,007
Empire State Development Corp., State Personal Income Tax Series 2017C, Rev., 5.00%, 3/15/2032	1,115	1,167
Long Island Power Authority, Electric System, Rev., 5.00%, 9/1/2027	500	530
Longwood Central School District, Suffolk County, GO, 5.00%, 6/15/2026	365	376
Metropolitan Transportation Authority Dedicated Tax Fund Series B-2, Rev., 4.00%, 11/15/2032	4,000	4,071
Metropolitan Transportation Authority, Green Bond
Series A-2, Rev., 4.00%, 11/15/2025	1,000	1,009
Series 2017C-1, Rev., 5.00%, 11/15/2026	2,610	2,707
Series 2018 B, Rev., 5.00%, 11/15/2026	1,000	1,037
New York City Industrial Development Agency, Yankee Stadium LLC Project Series 2020A, Rev., AGM, 5.00%, 3/1/2030	1,600	1,740
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2021 Series 2021, Subseries CC-2, Rev., 5.00%, 6/15/2028	3,410	3,545
New York City Transitional Finance Authority Future Tax Secured Series 2024G, Subseries G-1, Rev., 5.00%, 5/1/2027	3,755	3,938
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2030	2,500	2,764
Series 2025A, Subseries A-1, Rev., 5.00%, 11/1/2030	2,250	2,507
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025 Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2030	1,000	1,114
New York State Dormitory Authority Series 2024A, Rev., AGM, 5.00%, 10/1/2028	5,800	6,275
New York State Dormitory Authority, Pace University
Series 2024 A, Rev., 5.25%, 5/1/2027	250	261
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2024 A, Rev., 5.25%, 5/1/2028	290	309
Series 2024 A, Rev., 5.25%, 5/1/2029	300	324
New York State Dormitory Authority, Personal Income Tax Series 2017B-2, Rev., 5.00%, 2/15/2030	1,875	1,973
New York State Dormitory Authority, Sales Tax Series 2024 B, Rev., 5.00%, 3/15/2030	6,140	6,834
New York State Dormitory Authority, School Districts Financing Program Series 2020A, Rev., AGM, 5.00%, 10/1/2031	5,065	5,417
New York State Dormitory Authority, St. John's University Series 2021A, Rev., 4.00%, 7/1/2030	1,500	1,573
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2021 A, Rev., 5.00%, 3/15/2031	80	90
New York State Housing Finance Agency, Sate Personal Income Tax Series 2024 B-2, Rev., 3.35%, 12/15/2029 (b)	1,500	1,504
Port Authority of New York and New Jersey, Consolidated Series 246, Rev., AMT, 5.00%, 9/1/2027	5,000	5,221
Triborough Bridge and Tunnel Authority Series 2024B, Rev., BAN, 5.00%, 3/15/2027	7,000	7,330
Total New York		75,390
North Carolina — 2.4%
North Carolina Housing Finance Agency Series 2024, Rev., 5.00%, 4/1/2028 (b)	3,825	4,028
North Carolina Housing Finance Agency, Homeownership Series 57-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	1,500	1,699
North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group Series 2019C, Rev., 2.55%, 6/1/2026 (b)	13,805	13,700
Total North Carolina		19,427
North Dakota — 0.2%
City of Grand Forks, Altru Health System
Series 2023A, Rev., AGM, 5.00%, 12/1/2026	370	382
Series 2023A, Rev., AGM, 5.00%, 12/1/2027	325	340
Series 2023A, Rev., AGM, 5.00%, 12/1/2028	460	488
Total North Dakota		1,210
Ohio — 2.8%
City of Cleveland, Income Tax, Subordinate Lien, Public Facilities Improvements
Series 2018A, Rev., 5.00%, 10/1/2025	150	152
Series 2018A, Rev., 5.00%, 10/1/2027	250	264
Series 2018A, Rev., 5.00%, 10/1/2028	250	266
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
Series 2017B-1, Rev., 5.00%, 10/1/2030	2,510	2,667
City of Columbus, Unlimited Tax Series 2024-1, GO, 5.00%, 2/15/2030	1,500	1,660
City of Dublin, Various Purpose, GO, 4.00%, 12/1/2028	200	201
City of Toledo Series 2023, GO, 5.00%, 12/1/2026	445	462
County of Van Wert, Ohio Hospital Facilities, Rev., 6.13%, 12/1/2029 (f)	3,000	3,347
Cuyahoga Community College District, Facilities Construction Improvement, Unlimited Tax, GO, 5.00%, 12/1/2028	2,300	2,362
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	2,790	2,839
State of Ohio, Common School Series 2023A, GO, 5.00%, 3/15/2027	7,870	8,254
Total Ohio		22,474
Oklahoma — 2.7%
Carter County Public Facilities Authority, Educational Facilities Lease, Ardmore City Schools Project
Rev., 5.00%, 9/1/2025	365	368
Rev., 5.00%, 9/1/2026	820	837
Rev., 5.00%, 9/1/2027	1,250	1,292
Cleveland County Educational Facilities Authority, Moore Public School Project
Series 2021, Rev., 4.00%, 6/1/2026	7,015	7,100
Series 2021, Rev., 4.00%, 6/1/2028	5,080	5,236
Cleveland County Educational Facilities Authority, Norman Public Schools Project Series 2023A, Rev., 5.00%, 6/1/2028	2,000	2,123
Grady County School Finance Authority, Educational Facilities Lease, Minco Public Schools Project
Rev., 5.00%, 9/1/2028	375	395
Rev., 5.00%, 9/1/2029	1,175	1,243
Oklahoma County Independent School District No. 52 Midwest City-Del City Series 2024, GO, 4.00%, 7/1/2028	2,000	2,065
Tulsa County Independent School District No. 1 Tulsa Series 2025A, GO, 4.00%, 4/1/2030 (e)	1,000	1,049
Total Oklahoma		21,708
Oregon — 0.1%
Port of Portland, International Airport Series 26A, Rev., 5.00%, 7/1/2026	650	663
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — 6.6%
Allegheny County Airport Authority, Pittsburgh International Airport
Series 2023A, Rev., AMT, AGM, 5.00%, 1/1/2026	350	355
Series 2023A, Rev., AMT, AGM, 5.00%, 1/1/2027	850	876
Allegheny County Higher Education Building Authority, Carnegie Mellon University Series 2022A, Rev., (SOFR + 0.29%), 3.32%, 3/7/2025 (d)	2,500	2,477
Bethlehem Area School District Series 2021, GO, 5.00%, 11/15/2026	4,165	4,309
Commonwealth Financing Authority Series 2019 B, Rev., 5.00%, 6/1/2029	500	544
Commonwealth of Pennsylvania
Series 2023, GO, 5.00%, 9/1/2029	650	712
Series 2024-1, GO, 5.00%, 8/15/2030	7,875	8,770
Series 2024-1, GO, 5.00%, 8/15/2031	4,000	4,520
County of Northampton
Series 2019A, GO, 4.00%, 10/1/2027	1,615	1,642
Series 2019A, GO, 4.00%, 10/1/2028	920	935
General Authority of Southcentral Pennsylvania, Hanover Hospital, Inc., Rev., 5.00%, 12/1/2026	1,400	1,418
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023B, Rev., 4.10%, 6/1/2029	5,200	5,339
Panther Valley School District
GO, 2.00%, 10/15/2026	750	731
GO, 2.00%, 10/15/2027	680	651
GO, 2.00%, 10/15/2028	300	282
GO, 2.00%, 10/15/2029	300	276
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project Series 2021A-2, Rev., 4.60%, 10/1/2026 (b)	5,000	5,043
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2023-141A, Rev., 5.75%, 10/1/2053	1,315	1,402
Series 2024 -147A, Rev., 6.25%, 10/1/2054	1,000	1,111
Series 2024-146A, Rev., 6.25%, 10/1/2054	3,000	3,314
Pennsylvania Turnpike Commission Series 2019, Rev., 5.00%, 12/1/2030	3,900	4,204
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced, Subordinate Series 2017-3, Rev., 5.00%, 12/1/2028	1,370	1,450
Pennsylvania Turnpike Commission, Subordinate Series 2021 B, Rev., 5.00%, 12/1/2027	1,025	1,086
Southeastern Pennsylvania Transportation Authority, Asset Improvement Program, Rev., 5.00%, 6/1/2032	100	113
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	33

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Upper St. Clair Township School District
Series 2019B, GO, 4.00%, 10/1/2028	575	588
Series 2019B, GO, 4.00%, 10/1/2029	420	429
Total Pennsylvania		52,577
Puerto Rico — 0.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Series A-1, Rev., Zero Coupon, 7/1/2029	4,500	3,874
Rhode Island — 0.0% ^
Rhode Island Commerce Corp., Department of Transportation Series 2016 B, Rev., 5.00%, 6/15/2026	50	51
South Carolina — 0.9%
Charleston Educational Excellence Finance Corp., Installment Purchase, Charleston County School District, South Carolina Project Series 2024, Rev., 5.00%, 12/1/2029	1,000	1,097
County Square Redevelopment Corp., Greenville South Carolina Project, Rev., 5.00%, 4/1/2030	2,100	2,322
Patriots Energy Group Financing Agency Series 2023 Subseries B-1, Rev., 5.25%, 3/1/2031 (b)	3,665	3,954
Total South Carolina		7,373
South Dakota — 0.2%
South Dakota Housing Development Authority Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055	1,500	1,689
Tennessee — 1.9%
County of Rutherford Series 2015A, GO, 5.00%, 4/1/2025	1,165	1,167
Health Educational and Housing Facility Board of the City of Memphis (The), Arbors Hickory Ridge Project Series 2012, Rev., 6.25%, 1/1/2029 (f)	5,000	5,626
Johnson City Health and Educational Facilities Board, Ballad Health Series 2023A, Rev., 5.00%, 7/1/2025	760	764
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Northview Project Series 2023B, Rev., 3.60%, 2/1/2028 (b)	1,000	1,008
Tennergy Corp., Gas Supply Series 2021 A, Rev., 4.00%, 9/1/2028 (b)	6,500	6,576
Total Tennessee		15,141
Texas — 12.0%
Abilene Independent School District, Unlimited Tax School Building, GO, PSF-GTD, 4.00%, 2/15/2029	2,000	2,055
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Arlington Higher Education Finance Corp., Uplift Education Series 2017A, Rev., PSF-GTD, 4.00%, 12/1/2029	1,000	1,014
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series 2018C, Rev., 5.00%, 8/1/2026	250	258
Series 2018C, Rev., 5.00%, 8/1/2027	200	210
Series 2018C, Rev., 5.00%, 8/1/2029	325	342
Bastrop Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 5.00%, 2/15/2030	3,530	3,884
Bridge City Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2033	520	576
City of Austin Water and Wastewater System Series 2024, Rev., 5.00%, 11/15/2028	2,500	2,699
City of Austin, Airport System Series 2017 A, Rev., 5.00%, 11/15/2028	1,130	1,165
City of Austin, Public Property Finance Contractual Obligation, GO, 5.00%, 5/1/2030	2,190	2,427
City of Houston Series 2024A, GO, 5.00%, 3/1/2030	500	550
City of Houston Combined Utility System Series 2016B, Rev., 5.00%, 11/15/2027	820	851
City of Houston, Airport System, Subordinate Lien Series 2018 B, Rev., 5.00%, 7/1/2025	3,000	3,021
City of Houston, Combined Utility System, First Lien
Series 2024 A, Rev., 5.00%, 11/15/2026	6,000	6,233
Series 2024 A, Rev., 5.00%, 11/15/2027	4,125	4,369
City of Lubbock, Electric Light and Power System Series 2022, Rev., AGM, 5.00%, 4/15/2028	1,120	1,192
City of Pearland, Permanent Improvement Series 2017, GO, 5.00%, 3/1/2025	225	225
City of San Antonio Series 2024, GO, 5.00%, 2/1/2030	600	661
City of San Antonio Electric and Gas Systems Series 2024D, Rev., 5.00%, 2/1/2030	1,000	1,099
City of Waco, Combination Tax
Series 2024 A, GO, 5.00%, 2/1/2028	1,920	2,040
Series 2024 A, GO, 5.00%, 2/1/2029	2,000	2,162
Conroe Independent School District, Unlimited Tax Series 2019, GO, PSF-GTD, 5.00%, 8/15/2028	1,000	1,072
County of Bastrop, Combination Tax, GO, 5.00%, 8/1/2030	1,145	1,263
County of Ector, GO, 5.00%, 2/15/2029	1,975	2,128
Cypress-Fairbanks Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2031	4,750	5,327
Dallas County Utility and Reclamation District, Unlimited Tax Series 2016, GO, 5.00%, 2/15/2028	1,100	1,161
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
El Paso Housing Finance Corp., Columbia Housing Partners LP, Rev., 4.50%, 3/1/2025 (b)	1,000	1,000
Grand Parkway Transportation Corp. Series 2023, Rev., 5.00%, 4/1/2028 (b)	3,000	3,164
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2022B, Rev., 5.00%, 12/1/2028 (b)	1,475	1,570
Series 2024 B, Rev., 5.00%, 7/1/2031	1,250	1,396
Harris County Fresh Water Supply District No. 61, Unlimited Tax, GO, AGM, 3.00%, 9/1/2025	530	529
Hereford Independent School District, School Building, Unlimited Tax
GO, PSF-GTD, 4.00%, 2/15/2028	1,420	1,452
GO, PSF-GTD, 4.00%, 2/15/2029	1,480	1,511
Irving Hospital Authority, Baylor Scott and White Medical Center
Series 2017A, Rev., 5.00%, 10/15/2028	250	255
Series 2017A, Rev., 5.00%, 10/15/2029	500	511
Katy Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 5.00%, 2/15/2026	3,300	3,373
Lone Star College System, Limited Tax Series 2016, GO, 4.00%, 2/15/2032	1,125	1,132
Lower Colorado River Authority, LCRA Transmission Services Corp. Project
Series 2022A, Rev., 5.00%, 5/15/2030	805	888
Series 2023A, Rev., AGM, 5.00%, 5/15/2030	2,380	2,628
Metropolitan Transit Authority of Harris County Sales and Use Tax
Series A, Rev., 5.00%, 11/1/2028	1,000	1,035
Rev., 5.00%, 11/1/2029	1,530	1,646
North Texas Tollway Authority, First Tier
Series 2023 A, Rev., 5.00%, 1/1/2026	3,740	3,809
Series A, Rev., 4.00%, 1/1/2033	2,500	2,531
Northwest Independent School District, Unlimited Tax Series 2024 A, GO, PSF-GTD, 5.00%, 2/15/2029	1,000	1,084
Plano Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2029	1,000	1,087
Round Rock Independent School District, Unlimited Tax Series 2025A, GO, PSF-GTD, 5.00%, 8/1/2030 (b)	1,500	1,645
S&S Consolidated Independent School District, GO, PSF-GTD, 4.00%, 2/15/2028	580	596
San Antonio Water System, Junior Lien Series 2014B, Rev., (SIFMA Municipal Swap Index Yield + 0.65%), 2.90%, 3/13/2025 (d)	1,565	1,563
Spring Independent School District, Unlimited Tax Series 2024 B, GO, 5.00%, 8/15/2030	1,575	1,736
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
State of Texas, College Student Loan Series 2023A, GO, AMT, 5.25%, 8/1/2029	2,470	2,654
Texas A&M University, Financing System Series 2017E, Rev., 5.00%, 5/15/2027	1,435	1,507
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply, Senior Lien Series 2008D, Rev., 6.25%, 12/15/2026	615	637
Texas Municipal Gas Acquisition and Supply Corp. IV Gas supply Series 2023A, Rev., 5.50%, 1/1/2030 (b)	3,790	4,060
Texas State University System Series 2024, Rev., 5.00%, 3/15/2029	2,000	2,163
West Travis County Public Utility Agency, Rev., 5.00%, 8/15/2027	350	368
Total Texas		95,514
Utah — 0.8%
Intermountain Power Agency, Utah Power Supply
Series 2023 A, Rev., 5.00%, 7/1/2030	1,080	1,180
Series 2022A, Rev., 5.00%, 7/1/2031	320	354
Utah Infrastructure Agency, Tax-Exempt Telecommunications Series 2017A, Rev., 5.00%, 10/15/2025	2,560	2,581
West Valley City Municipal Building Authority
Rev., AGM, 5.00%, 2/1/2027	720	747
Rev., AGM, 5.00%, 2/1/2029	1,070	1,108
Total Utah		5,970
Virginia — 2.1%
Hampton Roads Sanitation District Series 2024 A, Rev., 5.00%, 11/1/2026	3,240	3,367
Hampton Roads Transportation Accountability Commission, Transportation Fund, Senior Lien Series 2021A, Rev., BAN, 5.00%, 7/1/2026 (f)	7,660	7,885
Isle Wight County Economic Development Authority, Riverside Health System
Series 2023, Rev., AGM, 5.00%, 7/1/2026	500	513
Series 2023, Rev., AGM, 5.00%, 7/1/2027	360	377
Series 2023, Rev., AGM, 5.00%, 7/1/2028	350	372
Series 2023, Rev., AGM, 5.00%, 7/1/2029	500	540
Norfolk Economic Development Authority, Sentara Healthcare Series 2018A, Rev., 5.00%, 11/1/2028 (b)	2,190	2,334
Rappahannock Regional Jail Authority Series 2015, Rev., 5.00%, 10/1/2025 (f)	1,090	1,105
Total Virginia		16,493
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	35

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — 3.0%
Central Puget Sound Regional Transit Authority Series 2021 S 1, Rev., 5.00%, 11/1/2025	1,000	1,016
Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax Series 2021 S 1, Rev., 5.00%, 11/1/2030	1,555	1,734
Energy Northwest, Project 1 Series 2024 B, Rev., 5.00%, 7/1/2027	2,500	2,634
State of Washington, Various Purpose Series 2024 C, GO, 5.00%, 2/1/2027	3,000	3,136
Washington Health Care Facilities Authority, Commonspirit Health Series 2019B-3, Rev., 5.00%, 8/1/2026 (b)	15,000	15,239
Total Washington		23,759
Wisconsin — 0.7%
Sun Prairie Area School District, GO, 4.00%, 3/1/2028	2,500	2,561
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Series 2018 B-1, Rev., 5.00%, 7/1/2027 (b)	1,280	1,313
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group, Rev., 5.00%, 8/15/2025	325	328
Wisconsin Housing and Economic Development Authority Home Ownership Series 2024 C, Rev., GNMA / FNMA / FHLMC, 6.00%, 3/1/2055	1,500	1,649
Total Wisconsin		5,851
Total Municipal Bonds (Cost $761,168)		764,442
Collateralized Mortgage Obligations — 0.0% ^
FNMA, REMIC Series 2002-36, Class FS, 4.97%, 6/25/2032 (b)(Cost $5)	5	5
	NO. OF CONTRACTS
Options Purchased — 0.0% ^
Put Options Purchased — 0.0% ^
U.S. Treasury 5 Year Note
3/7/2025 at USD 107.00, American Style
Notional Amount: USD 21,000
Counterparty: Exchange-Traded * (Cost $7)	210	3
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 2.7%
Investment Companies — 2.7%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.59% (g) (h) (Cost $21,443)	21,442	21,444
Total Investments — 98.9% (Cost $782,623)		785,894
Other Assets in Excess of Liabilities — 1.1%		8,554
NET ASSETS — 100.0%		794,448

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2025.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Security is prerefunded or escrowed to maturity.
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Municipal Bond Funds	February 28, 2025

(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of February 28, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	37

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 92.4% (a)
Alabama — 1.3%
Black Belt Energy Gas District, Gas Project Series 2024D, Rev., 5.00%, 11/1/2034 (b)	1,000	1,083
Mobile County Industrial Development Authority, Calvert LLC Project Series 2024 A, Rev., AMT, 5.00%, 6/1/2054	1,000	1,015
Selma Industrial Development Board, International Paper Co. Projects Series 2019A, Rev., 3.45%, 10/1/2031 (b)	1,000	999
Southeast Energy Authority A Cooperative District Project No.06 Series 2023B, Rev., LIQ : Royal Bank of Canada, 5.00%, 6/1/2030 (b)	5,530	5,855
Total Alabama		8,952
Alaska — 0.4%
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019 A, Rev., 4.00%, 10/1/2049	1,250	1,136
Northern Tobacco Securitization Corp., Senior Lien Series 2021A CL1, Class 1, Rev., 5.00%, 6/1/2029	1,000	1,059
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation Series 2021 B-2, Class 2, Rev., Zero Coupon, 6/1/2066	2,855	417
Total Alaska		2,612
Arizona — 1.9%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2021A, Rev., 4.00%, 11/1/2051	1,300	1,192
Series 2022A, Rev., 4.25%, 11/1/2052	800	761
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2025 A2, Rev., 5.13%, 1/1/2059	2,000	1,891
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Series 2023A, Rev., 5.25%, 11/1/2048	2,000	2,132
Glendale Union High School District No. 205, Arizona School Improvement Project of 2024 Series 2024A, GO, AGC, 5.00%, 7/1/2037	1,100	1,257
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2032	350	361
Series 2018A, Rev., 5.00%, 7/1/2037	200	205
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued
Salt River Project Agricultural Improvement and Power District, Arizona Electric System
Series 2023 A, Rev., 5.00%, 1/1/2050	1,630	1,734
Series 2023B, Rev., 5.25%, 1/1/2053	3,350	3,653
Total Arizona		13,186
California — 6.8%
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (b)	2,565	2,723
Series 2023 G-1, Rev., 5.25%, 4/1/2030 (b)	2,500	2,657
Series 2024 H, Rev., 5.00%, 8/1/2033 (b)	2,000	2,204
California County Tobacco Securitization Agency Series 2006 A, Rev., Zero Coupon, 6/1/2046	3,000	825
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2029	110	117
Series 2020A, Rev., 4.00%, 6/1/2034	510	520
Series 2020 B-2, Rev., Zero Coupon, 6/1/2055	6,250	1,268
California Educational Facilities Authority, Claremont McKenna College Series 2015A, Rev., 4.00%, 1/1/2026 (c)	500	507
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2020 A-4, Rev., AMT, 8.00%, 3/4/2025 (b) (d)	2,695	2,784
California Infrastructure and Economic Development Bank, California Academy of Science Series 2024A, Rev., 3.25%, 8/1/2029	5,000	5,005
California Public Finance Authority, Senior Living The James Series 2024A, Rev., 6.38%, 6/1/2059 (d)	1,000	969
California School Finance Authority, Green Dot Public School Projects
Series 2018A, Rev., 5.00%, 8/1/2025 (d)	150	151
Series 2018A, Rev., 5.00%, 8/1/2026 (d)	150	153
Series 2018A, Rev., 5.00%, 8/1/2027 (d)	150	155
California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 4.00%, 8/1/2045	2,130	1,905
California Statewide Communities Development Authority, Southern California Edison Co. Series 2006C, Rev., 4.50%, 11/1/2033	1,100	1,122
Encinitas Union School District, Election 2010
Series 2015, GO, Zero Coupon, 8/1/2025	2,000	1,151
Series 2015, GO, Zero Coupon, 8/1/2025	3,000	1,565
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series 2021 B, Rev., 3.00%, 6/1/2046	1,110	1,026
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	13,000	1,527
Los Angeles Department of Water and Power System
Series 2024 C, Rev., 5.00%, 7/1/2026	1,000	1,022
Series 2017A, Rev., 4.00%, 7/1/2047	1,000	985
Mount San Antonio Community College District, Election of 2008 Series 2013A, GO, 0.00%, 8/1/2043	7,150	7,112
San Diego County Regional Airport Authority
Series 2023B, Rev., AMT, 5.00%, 7/1/2048	5,540	5,794
Series 2023B, Rev., AMT, 5.00%, 7/1/2053	2,500	2,598
Total California		45,845
Colorado — 2.2%
City and County of Denver, Airport System Series 2022A, Rev., AMT, 5.50%, 11/15/2042	1,500	1,639
Colorado Educational and Cultural Facilities Authority, James Irwin Educational Foundation Series 2022, Rev., 5.00%, 9/1/2057	1,750	1,751
Colorado Health Facilities Authority, Adventist Health System Series 2024 A-1, Rev., 5.00%, 11/15/2029 (b)	1,000	1,082
Colorado Health Facilities Authority, CommonSpirit Health Series 2019A-1, Rev., 4.00%, 8/1/2044	2,565	2,409
Colorado Health Facilities Authority, Vail Valley Medical Centre Project, Rev., 4.00%, 1/15/2045	1,095	1,024
Colorado Springs School District No. 11 Facilities Corp., COP, 5.00%, 12/15/2043	1,200	1,299
Denver Health and Hospital Authority Series A, Rev., 5.25%, 12/1/2045	1,000	1,000
Raindance Metropolitan District No. 1, Non-Potable Water System, Rev., 5.25%, 12/1/2050	1,000	1,001
St. Vrain Lakes Metropolitan District No. 4 Limited tax Series 2024 A, GO, 0.00%, 9/20/2054 (d)	1,000	733
Transport Metropolitan District No. 3, Limited Tax Series 2021A-1, GO, 5.00%, 12/1/2041	1,700	1,491
Verve Metropolitan District No. 1, GO, 6.75%, 12/1/2052	1,500	1,539
Total Colorado		14,968
Connecticut — 0.4%
Stamford Housing Authority, The Dogwoods Project, Rev., BAN, 11.00%, 12/1/2027 (d)	1,000	979
State of Connecticut Series A, GO, 5.00%, 4/15/2029	150	157
State of Connecticut Special Tax, Transportation Infrastructure Purpose Series 2024 A-1, Rev., 5.00%, 7/1/2025	1,500	1,511
Total Connecticut		2,647
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Delaware — 0.2%
Delaware State Economic Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2018B, Rev., 5.00%, 11/15/2048	1,000	1,019
Delaware State Economic Development Authority, Newark Charter School, Inc., Project Series A, Rev., 5.00%, 9/1/2046	500	502
Total Delaware		1,521
District of Columbia — 2.6%
District of Columbia Series 2024A, GO, 5.00%, 8/1/2049	5,000	5,384
District of Columbia, Kipp DC Project, Rev., 4.00%, 7/1/2039	1,925	1,898
District of Columbia, Rocketship Obligated Group Series 2021A, Rev., 5.00%, 6/1/2041 (d)	1,130	1,136
Metropolitan Washington Airports Authority Aviation
Series 2024A, Rev., AMT, 5.00%, 10/1/2025	875	885
Series 2021A, Rev., AMT, 4.00%, 10/1/2040	3,250	3,226
Washington Metropolitan Area Transit Authority Series 2018, Rev., 5.00%, 7/1/2043	5,010	5,138
Total District of Columbia		17,667
Florida — 2.8%
Capital Projects Finance Authority, Student Housing, Program Unionwest Properties LLC Project
Series 2024 A-1, Rev., 5.00%, 6/1/2049 (d)	1,000	998
Series 2024B, Rev., 0.00%, 6/1/2062 (d)	26,250	3,861
City of Miami Series 2024A, Rev., 5.50%, 1/1/2049	1,000	1,116
City of Pompano Beach, John Knox Village Project Series 2021A, Rev., 4.00%, 9/1/2051	3,400	2,940
City of Tallahassee Utility System Series 2024 A, Rev., 5.00%, 10/1/2035	1,000	1,157
County of Hillsborough, Parks and Recreation Program, GO, NATL - RE, 5.25%, 7/1/2025	615	620
County of Miami-Dade Water and Sewer System Series 2024A, Rev., 5.25%, 10/1/2054	3,000	3,263
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.00%, 7/1/2041	4,000	4,059
Florida Gulf Coast University Financing Corp., Housing Project Series 2020A, Rev., 4.00%, 2/1/2037	225	229
Middleton Community Development District A, City of Wildwood, Florida Special Assessment Series 2022, 6.10%, 5/1/2042	1,000	1,068
Total Florida		19,311
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	39

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — 4.5%
Atlanta Urban Residential Finance Authority, Multi-Family Housing North Block Series 2025, Rev., FHA, 3.40%, 2/1/2028 (b)	1,000	1,004
Carroll City-County Hospital Authority, Tanner Medical Center Project, Rev., GTD, 4.00%, 7/1/2045	1,250	1,224
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2013-1, Rev., 3.38%, 3/12/2027 (b)	1,000	1,005
Downtown Development Authority of The City of Dalton, Hamilton Health Care System, Rev., NATL - RE, 5.50%, 8/15/2026	750	762
Fayette County Development Authority, United States Soccer Federation, Inc. Project Series 2024, Rev., 5.00%, 10/1/2044	1,050	1,104
Main Street Natural Gas, Inc., Gas Supply
Series 2022B, Rev., 5.00%, 6/1/2029 (b)	6,500	6,793
Series 2023E, Subseries E-1, Rev., 5.00%, 6/1/2031 (b)	6,770	7,229
Series 2024C, Rev., 5.00%, 12/1/2031 (b)	3,195	3,385
Series 2025A, Rev., 5.00%, 6/1/2032 (b)	3,000	3,234
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project Series 2019B, Rev., 5.00%, 1/1/2059	5,000	5,034
Total Georgia		30,774
Idaho — 0.5%
Boise State University General Project Series 2023A, Rev., 5.00%, 4/1/2048	1,595	1,691
Idaho Housing and Finance Association, Transportation Expansion and Congestion, Sales Tax Series 2025 A, Rev., 5.00%, 8/15/2045 (e)	1,500	1,644
Total Idaho		3,335
Illinois — 4.4%
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.75%, 1/1/2048	1,665	1,810
Series 2023A, Rev., AMT, 5.50%, 1/1/2053	2,195	2,343
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2024D, Rev., 5.00%, 1/1/2031	1,000	1,109
Series 2018B, Rev., 5.00%, 1/1/2053	3,000	3,084
City of Chicago Waterworks, Second Lien Series 2001, Rev., AMBAC, 5.75%, 11/1/2030	1,715	1,842
City of Chicago, Waterworks, Second Lien Series 2023A, Rev., AGM, 5.25%, 11/1/2053	635	679
Illinois Finance Authority, Centerpointjoliet Terminal Series 2020, Rev., AMT, 4.13%, 12/31/2034 (b) (d)	1,000	1,005
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Illinois Finance Authority, Mercy Health System, Rev., 5.00%, 12/1/2046	305	307
Illinois Housing Development Authority Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 10/1/2054	960	1,042
Sales Tax Securitization Corp.
Series 2018C, Rev., 5.00%, 1/1/2026	3,500	3,559
Series 2018C, Rev., 5.25%, 1/1/2043	1,500	1,565
State of Illinois
Series 2024B, GO, 5.00%, 5/1/2025	2,000	2,007
Series 2024B, GO, 5.00%, 5/1/2026	1,500	1,536
Series 2022B, GO, 5.00%, 3/1/2033	6,000	6,637
GO, 4.00%, 6/1/2037	45	45
Village of Bolingbrook Series 2018A, GO, AGM, 5.00%, 1/1/2033	1,000	1,046
Total Illinois		29,616
Indiana — 0.4%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (d)	500	441
Indiana Finance Authority, CHF-Tippecanoe LLC-Student Housing Project Series 2023A, Rev., 5.00%, 6/1/2053	900	913
Indiana Municipal Power Agency, Power Supply System Series 2025A, Rev., AGC, 5.00%, 1/1/2031	1,350	1,501
Total Indiana		2,855
Iowa — 0.1%
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021-B-2, Class 2, Rev., Zero Coupon, 6/1/2065	2,250	375
Kentucky — 0.7%
Kentucky Public Energy Authority, Gas Supply Series 2024B, Rev., 5.00%, 8/1/2032 (b)	4,500	4,844
Louisiana — 1.7%
Louisiana Public Facilities Authority, Lincoln Preparatory School Project Series 2021 A, Rev., 5.25%, 6/1/2060 (d)	1,140	954
Louisiana Public Facilities Authority, Mentorship Steam Academy Project Series 2021A, Rev., 5.00%, 6/1/2056 (d)	740	630
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (b)	10,000	10,000
Total Louisiana		11,584
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Maryland — 1.1%
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue Series 2017A, Rev., 5.00%, 5/15/2042	5,000	5,117
Maryland State Transportation Authority Series 2021 A, Rev., 5.00%, 7/1/2046	2,115	2,253
Total Maryland		7,370
Massachusetts — 1.3%
Commonwealth of Massachusetts Transportation Fund Series 2015 A, Rev., 5.00%, 6/1/2028	1,010	1,015
Commonwealth of Massachusetts, Consolidated Loan of 2024 Series 2024A, GO, 5.00%, 1/1/2049	3,000	3,202
Massachusetts Port Authority, Bosfuel Project Series 2019 A, Rev., AMT, 5.00%, 7/1/2049	4,675	4,749
Total Massachusetts		8,966
Michigan — 1.5%
City of Detroit, Unlimited Tax
Series 2021A, GO, 4.00%, 4/1/2041	300	289
Series 2021A, GO, 4.00%, 4/1/2042	350	328
Michigan Finance Authority, Henry Ford Health System
Rev., 4.00%, 11/15/2046	480	436
Series 2019A, Rev., 4.00%, 11/15/2050	4,890	4,463
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project, Rev., AMT, 4.00%, 10/1/2026 (b)	5,000	5,010
Total Michigan		10,526
Minnesota — 0.2%
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA / FNMA / FHLMC, 5.52%, 3/1/2041	20	20
Minnesota Housing Finance Agency, Residential Housing Series 2024 O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	1,000	1,125
Minnesota Housing Finance Agency, Residential Housing Finance Series C, Rev., AMT, GNMA / FNMA / FHLMC, 4.00%, 1/1/2045	120	120
Total Minnesota		1,265
Mississippi — 0.1%
Mississippi Development Bank, Special Obligation, Water and Sewer System Project, Rev., AGM, 6.88%, 12/1/2040	1,000	1,016
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Missouri — 1.4%
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2034	1,000	1,030
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,019
Kansas City Industrial Development Authority, Historic Northeast Redevelopment Plan Series 2024 A-1, Rev., 5.00%, 6/1/2054 (d)	675	663
Missouri Housing Development Commission, Single Family, First Place Homeownership Loan Program Series 2024 A, Rev., GNMA / FNMA / FHLMC, 5.75%, 5/1/2055	950	1,040
Missouri Joint Municipal Electric Utility Commission, Plum Point Project Series 2024, Rev., 5.00%, 1/1/2026	2,595	2,639
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2015 B, Rev., 5.00%, 7/1/2026	2,890	2,912
Total Missouri		9,303
Nebraska — 2.3%
Central Plains Energy Project, Gas Project No. 3
Series 2017A, Rev., 5.00%, 9/1/2035	1,500	1,642
Series 2017A, Rev., 5.00%, 9/1/2042	750	822
Central Plains Energy Project, Gas Project No. 5 Series 2022-1, Rev., 5.00%, 10/1/2029 (b)	7,625	8,035
Public Power Generation Agency, Whelan Energy Center Unit 2
Series 2024A, Rev., 5.00%, 1/1/2027	1,170	1,216
Series 2024A, Rev., 5.00%, 1/1/2030	1,250	1,369
Series 2024A, Rev., 5.00%, 1/1/2031	2,020	2,242
Total Nebraska		15,326
Nevada — 0.7%
State of Nevada Department of Business and Industry, Brightline West Passenger Rail Project Series 2025 A, Rev., AMT, 9.50%, 1/1/2033 (b) (d) (e)	5,000	5,028
New Hampshire — 0.2%
New Hampshire Business Finance Authority, Tamarron Project Series 2024, Rev., 5.25%, 12/1/2035 (d)	450	450
New Hampshire Business Finance Authority, University of Nevada Reno Project Series 2023A, Rev., 4.50%, 6/1/2053	1,075	1,078
Total New Hampshire		1,528
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	41

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — 3.3%
New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2027	240	246
New Jersey Economic Development Authority, State House Project Series 2017B, Rev., 4.13%, 6/15/2039	2,800	2,821
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series A-1, Rev., 5.00%, 6/15/2027	2,670	2,740
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2024 CC, Rev., 5.00%, 6/15/2045	2,000	2,160
Series 2024 CC, Rev., 4.13%, 6/15/2050	1,000	979
New Jersey Transportation Trust Fund Authority, Transportation System Series 2008A, Rev., Zero Coupon, 12/15/2036	10,355	6,620
New Jersey Turnpike Authority Series 2017G, Rev., 4.00%, 1/1/2043	1,000	998
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 4.00%, 6/1/2037	1,000	989
Series 2018A, Rev., 5.00%, 6/1/2046	4,660	4,711
Total New Jersey		22,264
New Mexico — 0.5%
City of Farmington, San Juan Project Series 2010 B, Rev., 3.88%, 6/1/2029 (b)	1,550	1,580
County of Santa Fe, Cresta Ranch Apartments Series 2024, Rev., 3.29%, 6/1/2028 (b)	2,000	2,005
Total New Mexico		3,585
New York — 12.4%
Build NYC Resource Corp., Grand Concourse Academy Charter School Series 2022A, Rev., 5.00%, 7/1/2052	350	351
City of New York, Fiscal Year 2020 Series 2020D-1, GO, 4.00%, 3/1/2050	650	622
City of New York, Fiscal Year 2024 Series 2024D, GO, 5.00%, 4/1/2044	1,500	1,623
City of Oneida, GO, BAN, 4.50%, 3/28/2025	7,300	7,309
Dutchess County Local Development Corp., Millbrook School Project Series 2021, Rev., 4.00%, 9/1/2051	1,030	909
Long Island Power Authority, Electric System
Series 2024B, Rev., 3.00%, 9/1/2029 (b)	3,000	2,947
Series 2024B, Rev., 3.00%, 9/1/2031 (b)	3,000	2,946
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project Series 2024 CL F, Class F, Rev., 5.25%, 12/15/2031	1,300	1,336
New York City Industrial Development Agency, Yankee Stadium Project Series 2020 A, Rev., AGM, 5.00%, 3/1/2029	2,100	2,256
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2024 Series 2024, Subseries AA-1, Rev., 5.25%, 6/15/2053	2,700	2,919
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2025 Series 2025AA, Subseries AA-1, Rev., 5.25%, 6/15/2053	2,000	2,177
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019 A-1, Rev., 5.00%, 8/1/2040	5,000	5,249
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023F, Subseries F-1, Rev., 4.00%, 2/1/2051	1,250	1,194
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025
Series 2025A, Subseries A-1, Rev., 5.00%, 11/1/2035	2,000	2,313
Series 2025 D, Rev., 5.25%, 5/1/2048	6,000	6,537
Series 2025 D, Rev., 4.25%, 5/1/2054	1,000	986
New York Liberty Development Corp., Secured by Port Authority Series 1WTC-2021, Rev., 2.75%, 2/15/2044	1,900	1,447
New York Power Authority, Green Transmission Project
Series 2023 A, Rev., AGM, 5.13%, 11/15/2058	5,000	5,381
Series 2023 A, Rev., AGM, 5.13%, 11/15/2063	4,000	4,290
New York State Dormitory Authority Series 2020A, Rev., 4.00%, 7/1/2053	2,500	2,339
New York State Dormitory Authority, Pace University Series 2024 A, Rev., 5.25%, 5/1/2043	475	518
New York State Dormitory Authority, State Sales Tax Series 2018A, Rev., 5.00%, 3/15/2037	40	42
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program
Series 2025 A, Rev., 5.00%, 9/15/2050	1,000	1,082
Series 2025 A, Rev., 5.00%, 9/15/2054	1,000	1,079
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 4.00%, 10/1/2030	4,255	4,271
Series 2018, Rev., AMT, 5.00%, 1/1/2031	2,000	2,069
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Rev., AMT, 5.00%, 1/1/2034	1,125	1,159
Series 2018, Rev., AMT, 4.00%, 1/1/2036	1,500	1,460
Rev., AMT, 4.38%, 10/1/2045	1,200	1,170
New York Transportation Development Corp., JFK International Airport New Terminal One Project Series 2023, Rev., AMT, AGM, 5.00%, 6/30/2049	2,800	2,887
Port Authority of New York and New Jersey, Consolidated Series 93, Rev., 6.13%, 6/1/2094	7,320	7,331
Sherburne Earlville Central School District, GO, BAN, 4.50%, 7/18/2025	3,000	3,015
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, TBTA Capital Lockbox Series 2025 A, Rev., 5.50%, 12/1/2059	2,000	2,203
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Series 2021A-1, Rev., 4.00%, 5/15/2046	1,000	968
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement Series B, Rev., 5.00%, 6/1/2025	130	130
Total New York		84,515
North Carolina — 0.9%
County of Cabarrus, Limited Obligation Series 2024B, Rev., 5.00%, 8/1/2037	1,135	1,311
North Carolina Housing Finance Agency, Homeownership
Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (b)	1,000	1,001
Series 53-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	1,245	1,362
Series 57-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	2,000	2,266
Total North Carolina		5,940
North Dakota — 0.2%
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2024 C, Rev., 5.00%, 7/1/2042	1,375	1,480
Ohio — 3.7%
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 5.00%, 6/1/2031	3,000	3,191
Series 2020B-2, Rev., 5.00%, 6/1/2055	4,465	4,082
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	6,605	705
Butler County Port Authority, Community First Solutions Series 2021A, Rev., 4.00%, 5/15/2046	250	223
City of Upper Arlington Nontax Series 2023, Rev., 5.25%, 12/1/2053	2,500	2,624
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
Cleveland Department of Public Utilities Division of Water, Second Lien Series 2017B, Rev., 5.00%, 1/1/2027	1,515	1,578
Columbus Regional Airport Authority, John Glenn Columbus International Airport
Series 2025 A, Rev., AMT, 5.00%, 1/1/2034	1,620	1,787
Series 2025 A, Rev., AMT, 5.00%, 1/1/2036	1,100	1,213
Series 2025 B, Rev., 5.25%, 1/1/2050	1,000	1,090
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc. Series 2015A, Rev., 4.25%, 11/1/2045	2,000	1,965
Dublin City School District, Ohio School Facilities Unlimited Tax Series 2024B, GO, 4.00%, 12/1/2048	300	296
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (d)	2,655	2,701
North Ridgeville City School District Series 2024, GO, 4.50%, 12/1/2061	1,165	1,163
Northeast Ohio Medical University Series 2021A, Rev., 3.00%, 12/1/2040	250	206
Olmsted Falls City School District Series 2017A, GO, 4.00%, 12/1/2051	1,000	970
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project Series 2024B, Rev., 5.00%, 12/1/2043	1,000	1,078
Total Ohio		24,872
Oklahoma — 0.5%
Oklahoma Development Finance Authority Health System, OU Medicine Project Series 2018 B, Rev., 5.50%, 8/15/2052	2,000	2,047
Oklahoma Housing Finance Agency, Home Ownership Loan Program Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 9/1/2056	1,000	1,133
Total Oklahoma		3,180
Oregon — 1.3%
City of Portland Sewer System, Second Lien Series 2023 A, Rev., 5.00%, 12/1/2040	6,000	6,730
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	3,425	2,211
Total Oregon		8,941
Pennsylvania — 5.9%
Chester County Industrial Development Authority, Longwood Gardens Project Series 2021, Rev., 4.00%, 12/1/2046	1,250	1,195
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	43

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Rev., 5.00%, 6/1/2029	110	117
Commonwealth of Pennsylvania Series 2024-1, GO, 4.00%, 8/15/2043	5,000	5,005
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (b)	5,000	5,105
Montgomery County Industrial Development Authority, Waverly Heights Ltd., Project, Rev., 5.00%, 12/1/2044	350	353
Pennsylvania Economic Development Financing Authority, Junior Guaranteed, Capitol Region Parking System Series 2024 B, Rev., GTD, 4.25%, 1/1/2050	1,000	973
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges, Rev., AMT, AGM, 5.00%, 12/31/2057	2,825	2,909
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Series 2024B-2, Rev., 4.38%, 11/1/2054	2,750	2,630
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2023-141A, Rev., 5.75%, 10/1/2053	1,000	1,066
Series 2024-145A, Rev., 6.00%, 10/1/2054	1,500	1,637
Series 2024 -147A, Rev., 6.25%, 10/1/2054	1,500	1,666
Pennsylvania Turnpike Commission Series 2023 B, Rev., VRDO, LOC : TD Bank NA, 1.85%, 3/7/2025 (b)	9,500	9,500
Pennsylvania Turnpike Commission Oil Franchise Tax Series 2021B, Rev., 4.00%, 12/1/2051	5,000	4,650
Pennsylvania Turnpike Commission, Subordinate Series 2024-1, Rev., 5.00%, 12/1/2031	1,440	1,625
Philadelphia Gas Works Co., 1998 General Ordinance Series 17B, Rev., 5.00%, 8/1/2027	1,350	1,417
Total Pennsylvania		39,848
Puerto Rico — 1.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2029	1,000	861
Series B-2, Rev., 4.33%, 7/1/2040	1,656	1,655
Series A-1, Rev., Zero Coupon, 7/1/2046	4,336	1,451
Series A-2, Rev., 4.78%, 7/1/2058	2,750	2,718
Total Puerto Rico		6,685
Rhode Island — 0.1%
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050	1,000	1,001
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

South Carolina — 1.3%
Greenville-Spartanburg Airport District Series 2024A, Rev., 5.25%, 7/1/2054	1,500	1,625
Horry County School District Series 2015A, GO, SCSDE, 4.00%, 3/1/2028	2,085	2,086
Patriots Energy Group Financing Agency Series 2023 Subseries B-1, Rev., 5.25%, 3/1/2031 (b)	2,665	2,875
South Carolina Public Service Authority Series 2025 A, Rev., 5.25%, 12/1/2050 (e)	2,000	2,153
Total South Carolina		8,739
Tennessee — 3.3%
Knox County Health Educational and Housing Facility Board, University of Tennessee Project Series 2024A-1, Rev., 5.50%, 7/1/2054	750	808
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,305	1,236
Metropolitan Nashville Airport Authority (The) Series 2022B, Rev., AMT, 5.00%, 7/1/2052	1,975	2,025
Metropolitan Nashville Airport Authority (The), Subordinate Airport Series 2019A, Rev., 5.00%, 7/1/2049	4,500	4,667
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group Series 2024B, Rev., 5.00%, 9/1/2029 (b)	1,335	1,416
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2059	2,500	1,735
Tennergy Corp., Gas Supply Series 2021 A, Rev., 4.00%, 9/1/2028 (b)	10,110	10,229
Total Tennessee		22,116
Texas — 9.5%
Aledo Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2048	2,000	2,123
Birdville Independent School District, Unlimited Tax Series 2023A, GO, PSF-GTD, 5.00%, 2/15/2045	2,545	2,743
Central Texas Turnpike System, First Tier Series 2024 B, Rev., 5.00%, 5/15/2030 (b)	1,000	1,070
Central Texas Turnpike System, Second Tier Series 2024 C, Rev., 5.00%, 8/15/2041	1,575	1,734
City of Garland Electric Utility System, Rev., 5.00%, 11/15/2035	1,150	1,329
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects Series 2024B, Rev., AMT, 5.25%, 7/15/2033	1,850	1,982
City of Houston, Airport System, United Airlines, Inc., Terminal E Project, Rev., AMT, 5.00%, 7/1/2029	2,500	2,502
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
City of Houston, Combined Utility System, First Lien Series 2024 A, Rev., 5.00%, 11/15/2025	2,500	2,540
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., AGM, 5.75%, 12/1/2032 (c)	2,500	2,997
City of San Antonio Electric and Gas Systems
Series 2024 B, Rev., 5.00%, 2/1/2039	1,000	1,133
Series 2024 B, Rev., 5.25%, 2/1/2049	1,000	1,090
Collin County Community College District, GO, 4.00%, 8/15/2042	2,000	1,998
County of Harris, Unlimited Tax Series 2023A, GO, 4.25%, 9/15/2048	2,000	2,022
Crandall Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 2/1/2048	1,000	1,069
GO, PSF-GTD, 4.25%, 2/1/2053	375	372
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2024 C, Rev., 5.00%, 7/1/2029 (b)	3,830	4,112
Hutto Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/1/2053	2,000	2,125
Johnson City Independent School District
Series 2023, GO, PSF-GTD, 5.00%, 2/15/2047	1,915	2,055
Series 2023, GO, PSF-GTD, 4.13%, 2/15/2052	3,405	3,331
Leander Independent School District, Unlimited Tax Series A, GO, PSF-GTD, Zero Coupon, 8/15/2035	3,020	1,919
Lower Colorado River Authority Series 2024, Rev., 5.00%, 5/15/2033	1,610	1,839
Marshall Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.00%, 2/15/2045	2,525	2,473
Melissa Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.25%, 2/1/2053	2,225	2,208
Midland Independent School District Series 2024, GO, PSF-GTD, 5.00%, 2/15/2047	5,000	5,357
Mount Vernon Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/15/2048	3,500	3,762
Newark Higher Education Finance Corp., The Hughen Center, Inc. Series 2022A, Rev., PSF-GTD, 5.00%, 8/15/2047	250	264
Permanent University Fund - Texas A&M University System Series 2015A, Rev., 5.50%, 7/1/2026	1,010	1,019
Plano Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 2/15/2045	2,250	2,216
Texas Municipal Gas Acquisition and Supply Corp. V Gas supply Series 2024, Rev., 5.00%, 1/1/2034 (b)	3,000	3,240
Texas Water Development Board Series 2023 A, Rev., 5.00%, 10/15/2058	2,000	2,129
Total Texas		64,753
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Utah — 1.0%
Intermountain Power Agency, Utah Power Supply
Series 2023 A, Rev., 5.00%, 7/1/2035	1,130	1,252
Series 2023 A, Rev., 5.00%, 7/1/2037	1,000	1,100
Mida Mountain Village Public Infrastructure District, Utah Subordinate Tax Allocation Series 2024-2, Rev., 6.00%, 6/15/2054 (d)	2,000	2,093
Utah Housing Corp. Series 2024 I, Rev., GNMA / FNMA / FHLMC, 6.25%, 7/1/2055	1,000	1,129
Utah Housing Corp., Single Family Mortgage Series 2025 A, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	1,000	1,127
Total Utah		6,701
Vermont — 0.1%
Vermont Student Assistance Corp., Education Loan Series 2018A, Rev., AMT, 3.75%, 6/15/2030	395	393
Virginia — 1.0%
Halifax County Industrial Development Authority, Virginia Electric and Power Series 2010A, Rev., 3.80%, 5/28/2027 (b)	1,435	1,453
Virginia Public Building Authority Series 2015A, Rev., 4.00%, 8/1/2031	5,000	5,019
Total Virginia		6,472
Washington — 1.9%
Fircrest Properties, State of Washington Dshs Project, Rev., 5.50%, 6/1/2049	1,000	1,094
State of Washington, Various Purpose
Series 2023 B, GO, 5.00%, 2/1/2047	2,240	2,401
Series 2025 A, GO, 5.00%, 8/1/2048	3,000	3,224
Vancouver Housing Authority Series 2025, Rev., 4.25%, 2/1/2038	2,000	1,999
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance
Rev., 4.00%, 12/1/2040 (d)	860	845
Rev., 4.00%, 12/1/2048 (d)	1,190	1,093
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041 (d)	2,000	2,009
Total Washington		12,665
Wisconsin — 4.6%
Public Finance Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020A, Rev., 5.00%, 11/15/2041	1,395	1,458
Public Finance Authority, Kahala Nui Project, Rev., 5.25%, 11/15/2061	1,000	1,052
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	45

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Series 2020A, Rev., 4.75%, 11/15/2053 (d)	2,740	2,077
Public Finance Authority, Senior Lien
Rev., AMT, 5.50%, 7/1/2044	1,000	1,063
Rev., AMT, 5.75%, 7/1/2049	2,000	2,151
Public Finance Authority, The Carmelite System, Inc., Obligated Group, Rev., 5.00%, 1/1/2040	3,250	3,345
Public Finance Authority, Triad Educational Services, Inc.
Rev., 5.25%, 6/15/2052	1,610	1,639
Rev., 5.38%, 6/15/2057	775	792
University of Wisconsin Hospitals and Clinics Series 2018 C, Rev., VRDO, LIQ : BMO Harris Bank NA, 1.45%, 3/3/2025 (b)	13,600	13,600
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group, Rev., 5.25%, 8/15/2050 (e)	1,000	1,075
Wisconsin Health and Educational Facilities Authority, Forensic science and Protective Medicine Collaboration, Inc. Project Series 2024, Rev., 5.00%, 8/1/2027 (d)	1,500	1,529
Wisconsin Housing and Economic Development Authority Home Ownership Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	965	1,048
Wisconsin Housing and Economic Development Authority, Home Ownership Series B, Rev., 4.00%, 3/1/2048	200	200
Total Wisconsin		31,029
Wyoming — 0.2%
University of Wyoming Series 2021C, Rev., AGM, 4.00%, 6/1/2041	600	596
Wyoming Community Development Authority Series 2024 1, Rev., 6.00%, 12/1/2054	1,000	1,092
Total Wyoming		1,688
Total Municipal Bonds (Cost $613,884)		627,287
INVESTMENTS	NO. OF CONTRACTS	VALUE ($000)
Options Purchased — 0.0% ^
Put Options Purchased — 0.0% ^
U.S. Treasury 5 Year Note
3/7/2025 at USD 107.00, American Style
Notional Amount: USD 36,200
Counterparty: Exchange-Traded * (Cost $11)	362	5
	SHARES (000)
Short-Term Investments — 8.4%
Investment Companies — 8.4%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.59% (f) (g) (Cost $57,113)	57,110	57,116
Total Investments — 100.8% (Cost $671,008)		684,408
Liabilities in Excess of Other Assets — (0.8)%		(5,444)
NET ASSETS — 100.0%		678,964

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Municipal Bond Funds	February 28, 2025

(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

(c)	Security is prerefunded or escrowed to maturity.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of February 28, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	47

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 90.1%
Alabama — 2.1%
Alabama Community College System, Gadsen State Community College Series 2018, Rev., 5.00%, 6/1/2025 (a)	95	96
Alabama Federal Aid Highway Finance Authority Series 2016 A, Rev., 5.00%, 9/1/2026 (a) (b)	695	720
Alabama Special Care Facilities Financing Authority-Birmingham, Childrens Hospital Health Care Facility, Rev., 5.00%, 6/1/2025 (a)	300	301
Birmingham Airport Authority, Rev., 5.00%, 7/1/2026 (a)	225	232
Black Belt Energy Gas District, Gas Supply Series 2022D-2, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.40%), 4.30%, 3/7/2025 (a) (c)	25,450	25,713
City of Huntsville, Warrants Series 2016D, GO, 5.00%, 5/1/2025 (a)	50	50
County of Jefferson sewer Series 2024, Rev., 5.00%, 10/1/2027 (a)	1,250	1,310
Industrial Development Board of The City of Mobile, Alabama Power Control, Barry Plant Project Series 2007A, Rev., 1.00%, 6/26/2025 (a) (d)	4,750	4,712
Selma Industrial Development Board, International Paper Co. Projects Series 2020A, Rev., 1.38%, 6/16/2025 (a) (d)	2,670	2,651
Southeast Energy Authority A Cooperative District, Project No. 4 Series 2022B-2, Rev., (SOFR + 1.79%), 4.69%, 3/7/2025 (a) (c)	10,000	10,174
State of Alabama Series 2016C, GO, 5.00%, 8/1/2026 (a)	25	26
Total Alabama		45,985
Alaska — 0.2%
Alaska Housing Finance Corp., State Capital Project Series 2015A, Rev., 5.00%, 6/1/2025 (a) (b)	400	402
Alaska Municipal Bond Bank Authority Series 3, Rev., 5.00%, 12/1/2026 (a)	25	26
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project, Rev., 5.25%, 9/1/2027 (a)	1,400	1,415
Borough of North Slope, General Purpose Series 2021 C, GO, 4.00%, 6/30/2025 (a)	95	96
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation Series 2021A, Class 1, Rev., 5.00%, 6/1/2025 (a)	1,000	1,004
State of Alaska Series 2024 B, GO, 5.00%, 8/1/2028 (a)	1,000	1,073
Total Alaska		4,016
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — 3.0%
Arizona Board of Regents, State University
Series 2021A, COP, 5.00%, 6/1/2025 (a)	30	30
Series 2015A, Rev., 5.00%, 7/1/2025 (a)	25	25
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Series 2024 A, Rev., 5.00%, 11/1/2029 (a)	1,300	1,395
Arizona Industrial Development Authority, Phoenix Children's Hospital Series 2020A, Rev., 5.00%, 2/1/2026 (a)	155	158
Arizona Transportation Board, Excise Tax, Maricopa County Regional Area Road Fund Series 2016, Rev., 5.00%, 7/1/2025 (a)	40	40
Arizona Water Infrastructure Finance Authority Series 2024, Rev., 5.00%, 10/1/2027 (a)	4,000	4,241
City of Chandler
Series 2014, GO, 4.00%, 7/1/2025 (a)	45	45
Series 2016, GO, 5.00%, 7/1/2027 (a)	1,000	1,052
City of Glendale Series 2015A, Rev., 5.00%, 7/1/2025 (a) (b)	75	75
City of Glendale Water and Sewer, Senior Lien Series 2015, Rev., 5.00%, 7/1/2026 (a)	25	25
City of Mesa Utility System
Series 2017, Rev., 4.00%, 7/1/2025 (a)	130	131
Series 2017, Rev., 4.00%, 7/1/2027 (a)	1,000	1,029
City of Phoenix Civic Improvement Corp., Junior Lien, Airport System Series 2017D, Rev., 5.00%, 7/1/2029 (a)	35	37
City of Phoenix Civic Improvement Corp., Junior Lien, Water System
Series 2016, Rev., 5.00%, 7/1/2025 (a)	75	76
Series 2014B, Rev., 5.00%, 7/1/2027 (a)	170	170
City of Tucson Series 2018A, GO, 5.00%, 7/1/2026 (a)	325	335
City of Tucson Water System, Rev., 5.00%, 7/1/2025 (a)	50	50
County of Pima Sewer System
Rev., 5.00%, 7/1/2025 (a)	100	101
Series 2020B, COP, 5.00%, 7/1/2027 (a)	40	42
Gilbert Water Resource Municipal Property Corp. Series 2022, Rev., 5.00%, 7/15/2025 (a)	25	25
Maricopa County Industrial Development Authority, Banner Health
Series 2016 A, Rev., 5.00%, 1/1/2026 (a)	150	153
Series 2019 D, Rev., 5.00%, 5/15/2026 (a) (d)	1,000	1,022
Series 2023A-1, Rev., 5.00%, 5/15/2026 (a) (d)	7,530	7,683
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arizona — continued
Series 2023 A-2, Rev., 5.00%, 5/15/2028 (a) (d)	250	265
Maricopa County Unified School District No. 4 Mesa Series 2019A, GO, 5.00%, 7/1/2025 (a)	100	101
Maricopa County Union High School District No 210-Phoenix, Project 2023 Series 2024A, GO, 5.00%, 7/1/2027 (a)	1,200	1,264
Salt River Project Agricultural Improvement and Power District, Arizona Electric System
Series 2015A, Rev., 5.00%, 6/1/2025 (a)	35,000	35,173
Series 2019 A, Rev., 5.00%, 1/1/2027 (a)	385	402
Scottsdale Municipal Property Corp. Series 2017, Rev., 5.00%, 7/1/2027 (a) (b)	55	58
State of Arizona Lottery Series 2019, Rev., 5.00%, 7/1/2025 (a) (b)	10,205	10,277
Total Arizona		65,480
Arkansas — 0.0% ^
State of Arkansas, Federal Highway, GO, 5.00%, 10/1/2025 (a)	40	40
University of Arkansas, Various Facility UAMS Campus Series 2019 A, Rev., 5.00%, 3/1/2027 (a)	25	26
University of Central Arkansas, Student Fee
Series 2020A, Rev., 5.00%, 11/1/2026 (a)	220	227
Series 2020A, Rev., 5.00%, 11/1/2027 (a)	200	209
Total Arkansas		502
California — 1.0%
California Community Choice Financing Authority, Green Bond Series 2022A-2, Rev., (SOFR + 1.70%), 4.60%, 3/7/2025 (a) (c)	5,000	5,008
California Health Facilities Financing Authority, St. Joseph Health System Series 2013 A, Rev., 5.00%, 7/1/2025 (a)	125	125
California Municipal Finance Authority Series 2021A, Rev., AMT, 3.80%, 4/1/2025 (a) (d)	2,750	2,750
California Municipal Finance Authority, Waste Management, Inc. Project
Series 2024A, Rev., AMT, VRDO, 3.75%, 6/2/2025 (a) (d)	1,000	1,000
Series 2017 A, Rev., AMT, 4.10%, 12/1/2025 (a) (d)	1,000	1,003
California Pollution Control Financing Authority, Solid Waste Disposal, Republic Services, Inc., Project
Series 2017 A-1, Rev., AMT, 4.10%, 4/15/2025 (a) (d) (e)	2,000	2,001
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Rev., AMT, VRDO, 3.70%, 8/15/2025 (a) (d) (e)	2,500	2,500
City of Los Angeles, Wastewater System Series 2013-A, Rev., 5.00%, 6/1/2025 (a)	75	75
City of Vernon Electric System
Series 2021 A, Rev., 5.00%, 10/1/2027 (a)	25	26
Series 2021 A, Rev., 5.00%, 4/1/2028 (a)	75	79
Golden State Tobacco Securitization Corp. Series 2017 A-1, Rev., 5.00%, 6/1/2026 (a) (b)	90	93
Los Angeles Department of Water and Power System
Series 2020 A, Rev., 5.00%, 7/1/2026 (a)	500	511
Series 2022 E, Rev., 5.00%, 7/1/2026 (a)	700	715
Series 2016B, Rev., 5.00%, 7/1/2027 (a)	1,000	1,012
Series 2017B, Rev., 5.00%, 7/1/2030 (a)	515	531
Series 2024 C, Rev., 5.00%, 7/1/2030 (a)	400	439
Palomar Community College District Series 2015, GO, 5.00%, 5/1/2025 (a) (b)	35	35
Sacramento Municipal Utility District, Electric Series 2019B, Rev., 5.00%, 10/15/2025 (a) (d)	140	141
Southern California Public Power Authority Series 2023-1, Rev., 5.00%, 7/1/2026 (a)	800	818
State of California, Various Purpose, GO, 5.00%, 12/1/2027 (a)	2,205	2,343
University of California Series 2015I, Rev., 5.00%, 5/15/2025 (a)	40	40
Total California		21,245
Colorado — 1.4%
Board of Governors of Colorado State University System Series E-1, Rev., 5.00%, 3/1/2025 (a) (b)	100	100
Boulder Larimer and Weld Countes St. Vrain Valley School District Re-1J Series 2016 C, GO, 5.00%, 12/15/2025 (a) (b)	20	20
City and County of Denver
Series 2024A, GO, 5.00%, 8/1/2026 (a)	700	723
Series 2024B, GO, 5.00%, 8/1/2026 (a)	600	620
City and County of Denver, Airport System
Series 2022C, Rev., 5.00%, 11/15/2025 (a)	40	41
Series 2023B, Rev., AMT, 5.00%, 11/15/2027 (a)	1,500	1,566
Series 2023B, Rev., AMT, 5.00%, 11/15/2028 (a)	5,000	5,284
Colorado Bridge Enterprise Series 2019A, Rev., 4.00%, 12/1/2025 (a)	65	66
Colorado Educational and Cultural Facilities Authority, University Denver Project, Rev., NATL-RE, 5.25%, 3/1/2025 (a)	515	515
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	49

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Colorado Health Facilities Authority, Adventhealth Obligated Group Series 2019B, Rev., 5.00%, 11/19/2026 (a) (d)	810	837
Colorado Health Facilities Authority, Adventist Health System
Series 2018B, Rev., 5.00%, 11/20/2025 (a) (d)	2,965	3,007
Series 2016C, Rev., 5.00%, 11/15/2026 (a) (d)	3,260	3,367
Colorado Health Facilities Authority, CommonSpirit Health
Series 2019 B-1, Rev., 5.00%, 8/1/2025 (a) (d)	2,600	2,604
Series 2019 A-2, Rev., 5.00%, 8/1/2028 (a)	25	27
Colorado Health Facilities Authority, Intermountain Healthcare
Series 2024D, Rev., VRDO, 1.45%, 3/3/2025 (a) (d)	10,000	10,000
Series 2022C, Rev., 5.00%, 8/15/2028 (a) (d)	300	319
Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project
Series 2015A, Rev., 5.00%, 6/1/2025 (a) (b)	250	251
Series 2017, Rev., 5.00%, 6/1/2027 (a) (b)	70	73
Denver Urban Renewal Authority Series 2010B-1, Rev., 5.00%, 12/1/2025 (a)	70	71
Regional Transportation District Series 2015 A, COP, 5.00%, 6/1/2026 (a)	180	181
Regional Transportation District Sales Tax Series 2023A, Rev., 5.00%, 11/1/2026 (a)	20	21
Regional Transportation District, Denver Transit Partners
Series 2020A, Rev., 3.00%, 1/15/2026 (a)	110	110
Series 2020A, Rev., 5.00%, 7/15/2026 (a)	225	230
State of Colorado
Series 2017K, COP, 5.00%, 3/15/2025 (a)	35	35
Series 2018L, COP, 5.00%, 3/15/2025 (a)	1,160	1,161
Series 2017K, COP, 5.00%, 3/15/2026 (a)	30	31
Series 2018 L, COP, 5.00%, 3/15/2026 (a)	50	51
Series 2020 A, COP, 5.00%, 9/1/2027 (a)	25	26
Series 2018 L, COP, 4.00%, 3/15/2029 (a)	20	21
University of Colorado Series A, Rev., 5.00%, 6/1/2025 (a) (b)	65	65
University of Colorado, Enterprise System
Series 2017A-2, Rev., 5.00%, 6/1/2025 (a)	30	30
Series 2017A-2, Rev., 5.00%, 6/1/2027 (a)	50	53
Total Colorado		31,506
Connecticut — 0.1%
City of Torrington, GO, BAN, 4.00%, 3/13/2025 (a)	300	300
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Connecticut — continued
Connecticut State Health and Educational Facilities Authority, Stamford Hospital Series L-1, Rev., 4.00%, 7/1/2026 (a)	350	353
State of Connecticut
Series 2017 B, GO, 5.00%, 4/15/2025 (a)	150	150
Series F, GO, 5.00%, 11/15/2025 (a)	75	76
Series 2018 F, GO, 5.00%, 9/15/2028 (a)	735	793
State of Connecticut Clean Water Fund, State Revolving Fund
Series 2015A, Rev., 5.00%, 3/1/2025 (a)	35	35
Series 2015A, Rev., 5.00%, 3/1/2026 (a)	40	40
State of Connecticut Special Tax
Series 2021 A, Rev., 5.00%, 5/1/2026 (a)	1,000	1,027
Series 2021D, Rev., 5.00%, 11/1/2026 (a)	100	104
Series B, Rev., 5.00%, 9/1/2028 (a)	140	144
State of Connecticut Special Tax, Transportation Infrastructer Purpose Series B, Rev., 5.00%, 9/1/2027 (a)	50	52
Total Connecticut		3,074
Delaware — 0.3%
Delaware State Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 1.05%, 7/1/2025 (a) (d)	6,000	5,938
University of Delaware Series 2015, Rev., 5.00%, 5/1/2025 (a) (b)	735	738
Total Delaware		6,676
District of Columbia — 0.7%
District of Columbia
Series 2017D, GO, 5.00%, 6/1/2025 (a)	90	90
Series 2024C, GO, 5.00%, 12/1/2027 (a)	5,000	5,318
Series 2024C, GO, 5.00%, 12/1/2028 (a)	2,000	2,169
Series 2017D, GO, 5.00%, 6/1/2029 (a)	2,000	2,100
District of Columbia Housing Finance Agency, Multi Family Housing Edgewood Apartments Project Series 2023, Rev., FHA, 5.00%, 6/1/2026 (a) (d)	4,100	4,152
District of Columbia Income Tax
Series 2019A, Rev., 5.00%, 3/1/2025 (a)	105	105
Series 2020 C, Rev., 5.00%, 5/1/2025 (a)	120	120
District of Columbia, Children's Hospital Obligated Group
Series 2015, Rev., 5.00%, 7/15/2025 (a)	55	55
Series 2015, Rev., 5.00%, 7/15/2026 (a)	100	102
Series 2015, Rev., 5.00%, 7/15/2027 (a)	50	51
Series 2015, Rev., 5.00%, 7/15/2028 (a)	170	173
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
District of Columbia — continued
Series 2015, Rev., 5.00%, 7/15/2029 (a)	20	20
District of Columbia, Gallaudet University Project Series 2021A, Rev., 5.00%, 4/1/2026 (a)	100	102
District of Columbia, National Public Radio, Inc. Issue Series 2016, Rev., 5.00%, 4/1/2026 (a) (b)	25	26
Washington Metropolitan Area Transit Authority
Series 2018, Rev., 5.00%, 7/1/2025 (a)	95	96
Series A-1, Rev., 5.00%, 7/1/2025 (a)	160	161
Series 2017B, Rev., 5.00%, 7/1/2027 (a)	170	179
Series A-1, Rev., 5.00%, 7/1/2028 (a)	375	394
Total District of Columbia		15,413
Florida — 3.0%
Alachua County School Board Series 2020, COP, AGM, 5.00%, 7/1/2027 (a)	65	68
Central Florida Expressway Authority, Senior Lien
Series 2016B, Rev., 5.00%, 7/1/2025 (a)	25	25
Series 2021, Rev., AGM, 5.00%, 7/1/2025 (a)	500	504
Series 2019B, Rev., 5.00%, 7/1/2026 (a)	40	41
Series 2016 B, Rev., 5.00%, 7/1/2028 (a)	685	705
Series 2017, Rev., 5.00%, 7/1/2029 (a)	90	94
City of Fort Myers Utility System Series 2020 A, Rev., AGM, 5.00%, 10/1/2025 (a)	70	71
City of Gainesville Utilities System Series B, Rev., 5.00%, 10/1/2029 (a)	225	225
City of Gainesville, Utilities System Series 2017 A, Rev., 5.00%, 10/1/2028 (a)	765	807
City of Jacksonville Series 2015, Rev., 5.00%, 10/1/2027 (a)	325	329
City of Lakeland Department of Electric Utilities Series 2010A, Rev., AGM, 5.25%, 10/1/2028 (a)	500	540
City of South Miami Health Facilities Authority, Inc., Baptist Health South Florida Obligated Group, Rev., 5.00%, 8/15/2028 (a)	65	68
County of Broward, Airport System
Series 2013C, Rev., 5.25%, 10/1/2026 (a)	50	50
Series A, Rev., AMT, 5.00%, 10/1/2029 (a)	1,000	1,008
County of Lee Airport Series 2021 A, Rev., AMT, 5.00%, 10/1/2028 (a)	1,500	1,576
County of Miami-Dade
Series 2016 B, Rev., 5.00%, 4/1/2025 (a)	145	145
Series 2020, GO, 5.00%, 7/1/2027 (a)	20	21
Series 2016, Rev., 5.00%, 10/1/2029 (a)	125	129
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
County of Miami-Dade, Aviation System
Series B, Rev., 5.00%, 10/1/2026 (a)	35	35
Series A, Rev., 5.00%, 10/1/2027 (a)	150	155
Series A, Rev., 5.00%, 10/1/2028 (a)	265	273
Series A, Rev., 5.00%, 10/1/2029 (a)	155	159
County of Miami-Dade, Building Better Communities Program Series 2016 A, GO, 5.00%, 7/1/2027 (a)	20	21
County of Miami-Dade, Transit System
Series 2015, Rev., 5.00%, 7/1/2025 (a)	1,000	1,006
Rev., 5.00%, 7/1/2026 (a)	955	961
County of Miami-Dade, Water and Sewer System Series 2021, Rev., 5.00%, 10/1/2027 (a)	735	777
County of St. Lucie, Power and Light Co., Project, Rev., VRDO, 1.70%, 3/7/2025 (a) (d)	10,000	10,000
Duval County Public Schools
Series 2022A, COP, AGM, 5.00%, 7/1/2027 (a)	25	26
Series 2022A, COP, AGM, 5.00%, 7/1/2028 (a)	95	101
Escambia County School Board Series 2020A, COP, 5.00%, 2/1/2026 (a)	195	199
Florida Department of Environmental Protection
Series 2015A, Rev., 5.00%, 7/1/2025 (a)	160	161
Series 2017 A, Rev., 5.00%, 7/1/2027 (a)	75	79
Series 2019 B, Rev., 5.00%, 7/1/2027 (a)	45	47
Florida Department of Management Services
Series 2017A, Rev., 5.00%, 9/1/2026 (a)	80	83
Series 2018A, COP, 5.00%, 11/1/2026 (a)	595	617
Series 2018 A, COP, 5.00%, 11/1/2027 (a)	1,805	1,909
Florida Housing Finance Corp., Culmer Apartments Series 2023C, Rev., 5.00%, 12/1/2025 (a) (d)	3,725	3,775
Florida Housing Finance Corp., Hampton Point Apartments Series 2023E, Rev., 5.00%, 5/1/2025 (a) (d)	2,510	2,517
Florida Municipal Power Agency, All-Requirements Power Supply Project
Series 2017A, Rev., 5.00%, 10/1/2025 (a)	1,075	1,089
Series 2016A, Rev., 5.00%, 10/1/2026 (a)	55	57
Series 2017 A, Rev., 5.00%, 10/1/2026 (a)	70	72
Series 2016A, Rev., 5.00%, 10/1/2027 (a)	70	72
Series 2017 A, Rev., 5.00%, 10/1/2027 (a)	1,345	1,410
Series 2019 A, Rev., 5.00%, 10/1/2027 (a)	215	225
Series 2018A, Rev., 4.00%, 10/1/2028 (a)	240	246
Series 2016A, Rev., 5.00%, 10/1/2028 (a)	900	928
Series 2016A, Rev., 5.00%, 10/1/2029 (a)	2,100	2,163
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	51

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Greater Orlando Aviation Authority Series 2017A, Rev., AMT, 5.00%, 10/1/2027 (b)	750	785
JEA Electric System
Series 2017B, Rev., 5.00%, 10/1/2027 (a)	75	79
Series 2017B, Rev., 5.00%, 10/1/2029 (a)	25	26
Lee County School Board (The)
Series 2020A, COP, 5.00%, 8/1/2026 (a)	80	83
Series 2014A, COP, 5.00%, 8/1/2028 (a)	145	145
Manatee County School District Series 2017, Rev., AGM, 5.00%, 10/1/2029 (a)	20	21
Miami Beach Redevelopment Agency Series A, Rev., 5.00%, 2/1/2028 (a)	300	301
Miami-Dade County Educational Facilities Authority Series 2015A, Rev., 5.00%, 4/1/2025 (a)	600	601
Miami-Dade County Expressway Authority, Toll System
Series 2014 A, Rev., 5.00%, 7/1/2027 (a)	210	212
Series 2016A, Rev., 5.00%, 7/1/2028 (a)	100	103
Miami-Dade County Housing Finance Authority, Quail Roost Transit Village Series 2023, Rev., 5.00%, 9/1/2025 (a) (d)	2,250	2,270
Miami-Dade County Housing Finance Authority, Santa Clara II Apartments Series 2023, Rev., 5.00%, 10/1/2025 (a) (d)	4,655	4,703
Orange County Convention Center Series 2017, Rev., 5.00%, 10/1/2026 (a)	210	217
Orange County Health Facilities Authority, Orlando Health Obligated Group Series 2019B, Rev., 5.00%, 10/1/2026 (a)	50	52
Orange County School Board
Series 2015D, COP, 5.00%, 8/1/2025 (a) (b)	130	131
Series 2016C, COP, 5.00%, 8/1/2026 (a) (b)	4,200	4,328
Series 2016B, COP, 5.00%, 8/1/2027 (a)	30	31
Series 2017B, COP, 5.00%, 8/1/2027 (a)	2,130	2,240
Series 2017 C, COP, 5.00%, 8/1/2028 (a)	85	91
Orlando Utilities Commission Series 2020A, Rev., 5.00%, 10/1/2027 (a)	25	27
Palm Beach County Housing Finance Authority Series 2023, Rev., 5.00%, 4/1/2025 (a) (d)	550	551
Palm Beach County School District
Series 2017A, COP, 5.00%, 8/1/2025 (a)	270	273
Series 2018A, COP, 5.00%, 8/1/2026 (a)	275	284
Series 2022B, COP, 5.00%, 8/1/2026 (a)	60	62
Series 2017A, COP, 5.00%, 8/1/2027 (a)	180	190
Series 2018B, COP, 5.00%, 8/1/2027 (a)	400	422
Series 2018C, COP, 5.00%, 8/1/2029 (a)	60	64
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Palm Beach County Solid Waste Authority
Series 2015, Rev., 5.00%, 10/1/2025 (a)	250	250
Series 2015, Rev., 5.00%, 10/1/2026 (a)	80	80
Pasco County School Board
Series 2022A, COP, 5.00%, 8/1/2025 (a)	835	842
Series 2022A, COP, 5.00%, 8/1/2027 (a)	80	84
Polk County School District Series 2019B, COP, 5.00%, 1/1/2026 (a)	85	86
School Board of Miami-Dade County (The), Florida Certificates of Participation
Series 2015A, COP, 5.00%, 5/1/2025 (a) (b)	365	366
Series 2015A, COP, 5.00%, 5/1/2025 (a)	240	241
Series 2015A, COP, AGM, 5.00%, 5/1/2025 (a)	440	442
Series 2015B, COP, 5.00%, 5/1/2025 (a)	365	366
Series 2015C, COP, 5.00%, 5/1/2025 (a)	2,430	2,438
Series 2015D, COP, 5.00%, 5/1/2025 (a)	45	45
Series 2015D, COP, 5.00%, 2/1/2026 (a)	195	199
Series 2015D, COP, 5.00%, 2/1/2027 (a)	1,325	1,349
Series 2012A, COP, 4.00%, 8/1/2028 (a)	150	150
School District of Broward County, Florida Certificates of Participation
Series 2015A, COP, 5.00%, 7/1/2025 (a)	410	413
Series A, COP, 5.00%, 7/1/2028 (a)	75	77
South Broward Hospital District, Memorial Healthcare System, Rev., 4.00%, 5/1/2026 (a)	110	111
State of Florida Board of Education, Public Education Capital Outlay
Series 2019 D, GO, 5.00%, 6/1/2025 (a)	80	80
Series 2023A, GO, 5.00%, 6/1/2026 (a)	50	52
State of Florida Department of Education Series 2018A, Rev., 5.00%, 7/1/2027 (a)	50	52
State of Florida Department of Transportation
Series 2021A, Rev., 5.00%, 7/1/2025 (a)	25	25
Series 2019A, Rev., 5.00%, 7/1/2027 (a)	20	21
Series 2019A, Rev., 5.00%, 7/1/2028 (a)	105	113
State of Florida Department of Transportation Turnpike System Series 2016 B, Rev., 5.00%, 7/1/2025 (a)	80	81
State of Florida Lottery
Series 2017 A, Rev., 5.00%, 7/1/2025 (a)	170	171
Series 2017 A, Rev., 5.00%, 7/1/2027 (a)	20	21
State of Florida, Public Education Capital Outlay
Series 2022 B, GO, 5.00%, 6/1/2025 (a)	50	50
Series 2020 A, GO, 5.00%, 6/1/2027 (a)	105	111
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Tampa Bay Water, Regional Water Supply Authority, Utility System Series 2016C, Rev., 5.00%, 10/1/2027 (a)	20	21
Tampa Sports Authority Series 2015, Rev., 5.00%, 1/1/2026 (a)	80	80
Volusia County Educational Facility Authority Series 2015B, Rev., 5.00%, 4/15/2025 (a) (b)	2,500	2,506
Total Florida		64,784
Georgia — 1.0%
Albany-Dougherty Payroll Development Authority, Procter & Gamble Paper Products Series 1999, Rev., 5.20%, 5/15/2028 (a)	25	26
Athens-Clarke County Unified Government Water and Sewerage Series 2015, Rev., 5.00%, 1/1/2026 (a)	25	25
Atlanta Development Authority, Georgia State University Research Foundation Science Park LLC Project Series 2016, Rev., 4.00%, 7/1/2026 (a) (b)	1,555	1,578
Bartow County Development Authority, Georgia Power Co. Plant
Series 2013-1, Rev., 2.88%, 8/19/2025 (a) (d)	13,500	13,464
Series 2009-1, Rev., 3.95%, 3/8/2028 (d)	100	103
City of Atlanta Water and Wastewater
Series 2015, Rev., 5.00%, 5/1/2025 (a) (b)	65	65
Series 2004, Rev., AGM, 5.75%, 11/1/2027 (a)	1,000	1,079
Clarke County Hospital Authority, Pidemont Healthcare Series 2016 A, Rev., 5.00%, 7/1/2029 (a)	25	26
County of DeKalb, Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2026 (a)	30	31
County of Forsyth Series A, GO, 5.00%, 3/1/2025 (a) (b)	25	25
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2012-2, Rev., 3.30%, 8/21/2029 (a) (d)	2,250	2,254
Gwinnett County School District Series 2010, GO, 5.00%, 2/1/2026 (a)	125	125
Henry County Hospital Authority, Piedmont Henry Hospital Project Series 2014A, Rev., 5.00%, 7/1/2027 (a)	1,390	1,396
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Series 2017 D, Rev., 4.00%, 7/1/2029 (a)	1,000	1,023
State of Georgia Series 2014A, GO, 4.00%, 2/1/2026 (a)	100	100
Total Georgia		21,320
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hawaii — 0.0% ^
City and County Honolulu
Series A, Rev., 4.00%, 7/1/2026 (a)	20	20
Series D, GO, 5.00%, 9/1/2026 (a)	70	73
City and County Honolulu Wastewater System, First Resolution Series B, Rev., 5.00%, 7/1/2025 (a) (b)	25	25
City and County of Honolulu Series 2022 A, GO, 5.00%, 11/1/2026 (a)	80	83
County of Hawaii Series A, GO, 5.00%, 9/1/2027 (a)	50	51
State of Hawaii
Series FK, GO, 5.00%, 5/1/2027 (a)	75	79
Series FH, GO, 5.00%, 10/1/2028 (a)	70	72
Total Hawaii		403
Idaho — 0.1%
Idaho State Building Authority, Sales Tax Series 2024 A, Rev., 5.00%, 6/1/2025 (a)	3,000	3,016
Illinois — 4.5%
Carol Stream Park District Series 2020C, GO, 4.00%, 11/1/2026 (a)	1,020	1,039
Chicago O'Hare International Airport, General Airport, Senior Lien
Series A, Rev., 5.00%, 1/1/2027 (a)	20	21
Series C, Rev., 5.00%, 1/1/2027 (a)	20	20
Series C, Rev., 5.00%, 1/1/2028 (a)	575	585
Series C, Rev., 5.00%, 1/1/2028 (a)	40	42
Series C, Rev., 5.00%, 1/1/2029 (a)	445	452
City of Decatur, GO, 4.00%, 3/1/2025 (a)	25	25
City of Springfield Electric, Senior Lien Series 2015, Rev., 5.00%, 3/1/2025 (a)	385	385
City of Springfield Electric, Senior Line Series 2015, Rev., 5.00%, 3/1/2025 (a)	45	45
City of Springfield, Electric System, Senior Lien
Rev., 5.00%, 3/1/2025 (a)	2,100	2,100
Series 2015, Rev., 5.00%, 3/1/2025 (a)	435	435
County of Cook
Series 2022 A, GO, 5.00%, 11/15/2025 (a)	1,955	1,983
Series 2021B, GO, 4.00%, 11/15/2026 (a)	230	234
Series 2021 A, GO, 5.00%, 11/15/2026 (a)	205	212
Series 2016 A, GO, 5.00%, 11/15/2028 (a)	45	47
County of Cook, Sales Tax Series 2022 A, Rev., 5.00%, 11/15/2025 (a)	45	46
DuPage County Community High School District No. 94 West Chicago, GO, 4.00%, 1/1/2033 (a)	10	10
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	53

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Illinois Development Finance Authority, Solid waste Management, Inc. Project, Rev., AMT, 4.25%, 11/3/2025 (a) (d)	6,000	6,023
Illinois Development Finance Authority, United Community and Housing Development Corp. Series 1991 B, Rev., Zero Coupon, 7/15/2025 (a) (b)	5,470	5,410
Illinois Finance Authority, Advocate Healthcare Series 2015 B, Rev., 5.00%, 5/1/2025 (a)	45	45
Illinois Finance Authority, Clean Water Initiative Revolving
Series 2019, Rev., 5.00%, 1/1/2027 (a)	240	250
Series 2019, Rev., 5.00%, 7/1/2027 (a)	250	263
Series 2020, Rev., 5.00%, 7/1/2027 (a)	20	21
Illinois Finance Authority, Clean Water Initiative Revolving Fund Series 2019, Rev., 5.00%, 7/1/2025 (a)	45	45
Illinois Finance Authority, Northwestern Memorial Healthcare
Series 2017A, Rev., 5.00%, 7/15/2025 (a)	30	30
Series 2017A, Rev., 5.00%, 7/15/2027 (a)	80	84
Illinois Finance Authority, Northwestern University
Series 2015, Rev., 5.00%, 12/1/2025 (a)	25	25
Series 2017A, Rev., 5.00%, 7/15/2026 (a)	270	278
Illinois Finance Authority, Plymouth Place, Inc.
Series 2015, Rev., 5.00%, 5/15/2025 (a) (b)	2,750	2,761
Series 2015, Rev., 5.25%, 5/15/2025 (a) (b)	1,530	1,537
Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.70%), 2.95%, 3/13/2025 (a) (c)	1,125	1,115
Illinois Finance Authority, Presence Health Network Series 2016 C, Rev., 5.00%, 2/15/2027 (a)	145	151
Illinois Finance Authority, Rush University Medical Center Obligated Group
Series 2015A, Rev., 5.00%, 11/15/2025 (a)	765	768
Series 2015A, Rev., 5.00%, 11/15/2027 (a)	20	20
Illinois Finance Authority, State Clean Water Initiative
Series 2016, Rev., 5.00%, 1/1/2026 (a)	20	20
Series 2017, Rev., 5.00%, 1/1/2026 (a)	95	97
Series 2017, Rev., 5.00%, 7/1/2027 (a)	20	21
Illinois Finance Authority, Swedish Covenant Hospital
Series 2016 A, Rev., 5.00%, 8/15/2026 (a) (b)	35	36
Series 2016A, Rev., 5.00%, 8/15/2026 (a) (b)	1,110	1,143
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Illinois Finance Authority, The Carle Foundation Series 2021A, Rev., 5.00%, 8/15/2028 (a)	100	107
Illinois Finance Authority, Uchicago Medicine Series 2022B-2, Rev., 5.00%, 8/15/2027 (a) (d)	2,065	2,149
Illinois Finance Authority, University of Chicago Series 2015A, Rev., 5.00%, 10/1/2025 (a) (b)	23,000	23,277
Illinois Housing Development Authority, Rev., FHA, 4.00%, 6/1/2025 (a) (d)	1,350	1,352
Illinois Municipal Electric Agency, Power Supply System Series 2015A, Rev., 5.00%, 2/1/2026 (a)	100	101
Illinois State Toll Highway Authority
Series 2019 C, Rev., 5.00%, 1/1/2026 (a)	95	97
Series 2018 A, Rev., 5.00%, 1/1/2027 (a)	45	47
Series 2019B, Rev., 5.00%, 1/1/2027 (a)	395	411
Series 2019C, Rev., 5.00%, 1/1/2027 (a)	165	172
Series 2018 A, Rev., 5.00%, 1/1/2028 (a)	75	80
Series 2019 C, Rev., 5.00%, 1/1/2029 (a)	45	49
Kane McHenry Cook and De Kalb Counties Unit School District No. 300 Series 2015, GO, 5.00%, 1/1/2027 (a)	20	20
Northern Illinois Municipal Power Agency
Series 2016 A, Rev., 5.00%, 12/1/2026 (a)	175	181
Series 2016 A, Rev., 5.00%, 12/1/2029 (a)	1,185	1,225
Railsplitter Tobacco Settlement Authority, Rev., 5.00%, 6/1/2025 (a) (b)	860	865
Regional Transportation Authority Series 2017 A, Rev., 5.00%, 7/1/2028 (a)	260	273
State of Illinois
Series 2022B, GO, 5.00%, 3/1/2025 (a)	495	495
GO, 5.50%, 5/1/2025 (a)	2,695	2,706
Series 2023D, GO, 5.00%, 7/1/2025 (a)	2,995	3,016
Series 2019B, GO, 5.00%, 9/1/2025 (a)	3,860	3,900
Series 2020D, GO, 5.00%, 10/1/2025 (a)	20	20
Series 2017D, GO, 5.00%, 11/1/2025 (a)	295	299
Series 2017A, GO, 5.00%, 12/1/2025 (a)	250	254
GO, 5.00%, 2/1/2026 (a)	695	708
GO, 5.50%, 5/1/2026 (a)	5,000	5,151
Series 2023D, GO, 5.00%, 7/1/2026 (a)	8,000	8,217
Series 2017D, GO, 5.00%, 11/1/2026 (a)	1,090	1,127
Series 2016, GO, 5.00%, 2/1/2027 (a)	150	156
Series 2021 B, GO, 5.00%, 3/1/2027 (a)	125	130
Series 2022A, GO, 5.00%, 3/1/2027 (a)	20	21
Series 2023D, GO, 5.00%, 7/1/2027 (a)	90	94
Series 2018 A, GO, 5.00%, 10/1/2027 (a)	160	168
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Series 2017D, GO, 5.00%, 11/1/2027 (a)	1,160	1,219
Series 2022B, GO, 5.00%, 3/1/2028 (a)	50	53
Series 2016, GO, 5.00%, 6/1/2028 (a)	1,345	1,376
Series 2017D, GO, 5.00%, 11/1/2028 (a)	2,965	3,111
Series 2017 A, GO, 5.00%, 12/1/2028 (a)	90	95
Series 2016, GO, 5.00%, 2/1/2029 (a)	35	36
Series 2018A, GO, 5.00%, 5/1/2029 (a)	225	238
Series 2017C, GO, 5.00%, 11/1/2029 (a)	30	31
Series 2021A, GO, 5.00%, 12/1/2029 (a)	85	92
State of Illinois Sales Tax Series 2018A, Rev., 5.00%, 6/15/2025 (a)	2,600	2,615
State of Illinois, Sales Tax
Series 2013, Rev., 5.00%, 6/15/2026 (a)	1,250	1,252
Series 2021 A, Rev., 4.00%, 6/15/2027 (a)	40	41
Series 2016, Rev., 5.00%, 6/15/2029 (a)	25	25
University of Illinois Series 2023 A, Rev., 5.00%, 4/1/2027 (a)	50	52
University of Illinois, Auxiliary Facilities System
Series 2023 A, Rev., 5.00%, 4/1/2025 (a)	150	150
Series 2023 A, Rev., 5.00%, 4/1/2026 (a)	1,550	1,587
Village of Oswego Series 2016, GO, 5.00%, 12/15/2025 (a) (b)	1,345	1,367
Will Grundy Etc Counties Community College District No. 525, Joliet Junior College, GO, 5.00%, 1/1/2026 (a)	30	31
Total Illinois		98,063
Indiana — 2.4%
City of Indianapolis Department of Public Utilities Water System Series 2018 A, Rev., 5.00%, 10/1/2027 (a)	25	26
City of Indianapolis, Department of Public Utilities Water System Series 2018A, Rev., 5.00%, 10/1/2026 (a)	80	83
City of Rockport, Indiana Michigan Power Co. Project Series 2009B, Rev., 3.05%, 6/1/2025 (a)	6,500	6,490
City of Whiting, BP Products North America, Inc. Project Series 2019A, Rev., AMT, 5.00%, 6/5/2026 (a) (d)	1,900	1,929
Gary Community School Building Corp., Ad Valorem Property Tax First Mortgage
Series 2020B, Rev., 4.00%, 1/15/2026 (a)	220	222
Series 2020B, Rev., 4.00%, 7/15/2026 (a)	235	238
Indiana Finance Authority Series 2017 A, Rev., 5.00%, 6/1/2025 (a) (b)	115	116
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued
Indiana Finance Authority, Community Foundation of Northern Indiana Obligated Group, Rev., 5.00%, 9/1/2028 (a)	2,065	2,124
Indiana Finance Authority, CWA Authority Project Series 2021-2, Rev., 5.00%, 10/1/2027 (a)	105	111
Indiana Finance Authority, Deaconess Health System Series 2015A, Rev., 5.00%, 3/1/2025 (a) (b)	125	125
Indiana Finance Authority, Goshen Health Series 2019B, Rev., 2.10%, 11/1/2026 (a) (d)	2,700	2,624
Indiana Finance Authority, Indiana University Health Obligated Group Series 2016A, Rev., 5.00%, 12/1/2025 (a)	165	167
Indiana Finance Authority, Indianapolis Power and Light Co. Project Series 2021B, Rev., 0.65%, 8/1/2025 (a)	4,500	4,440
Indiana Finance Authority, Parkview Health System, Inc. Series 2017 A, Rev., 5.00%, 11/1/2025 (a)	250	253
Indiana Finance Authority, Stadium Project Series 2022 A, Rev., 5.00%, 2/1/2026 (a)	40	41
Indiana Housing and Community Development Authority Series 2017B-3, Rev., VRDO, LIQ : TD Bank NA, 1.45%, 3/3/2025 (a) (d)	20,000	20,000
Indiana Municipal Power Agency, Power Supply System
Series 2016 C, Rev., 5.00%, 1/1/2026 (a)	55	56
Series 2016C, Rev., 5.00%, 1/1/2027 (a)	40	41
Series 2016C, Rev., 5.00%, 1/1/2028 (a)	30	31
Series 2016 C, Rev., 5.00%, 1/1/2029 (a)	150	154
IPS Multi-School Building Corp., Ad Valorem Property Tax First Mortgage Series 2024, Rev., 5.00%, 7/15/2025 (a)	1,050	1,058
Penn High School Building Corp., Mishawaka St. Joseph County Indiana, Ad Valorem Property Tax Series 2024B, Rev., 5.00%, 7/15/2025 (a)	700	705
Purdue University Series EE, Rev., 5.00%, 7/1/2027 (a)	35	37
Tippecanoe School Corp.
Series 2024 A, GO, 5.00%, 7/15/2025 (a)	2,150	2,166
Series 2024 B, GO, 5.00%, 7/15/2025 (a)	2,225	2,241
Series 2024 A, GO, 5.00%, 1/15/2026 (a)	2,830	2,881
Series 2024 B, GO, 5.00%, 1/15/2026 (a)	2,830	2,881
Total Indiana		51,240
Iowa — 2.2%
City of Shenandoah, Iowa Sewer Capital Loan Project, Rev., 4.00%, 6/30/2026 (a)	11,900	12,001
County of Polk Series 2019, GO, 4.00%, 6/1/2025 (a)	65	65
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	55

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Iowa — continued
Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co. Project, Rev., VRDO, 2.30%, 3/12/2025 (a) (d)	15,200	15,200
Iowa Finance Authority, State Revolving Series 2016, Rev., 5.00%, 8/1/2026 (a)	95	98
University of Iowa (The), Parking System Series 2023, Rev., BAN, 3.50%, 7/1/2026 (a)	21,595	21,604
Total Iowa		48,968
Kansas — 0.4%
City of Derby Series 2024-1, GO, 4.00%, 12/1/2026 (a)	2,000	2,014
Kansas Development Finance Authority, AdventHealth Series 2021 B, Rev., 5.00%, 11/15/2028 (a) (d)	3,800	4,056
Kansas Development Finance Authority, State of Kansas Project Series 2020R, Rev., 5.00%, 11/1/2025 (a)	20	20
Riley County Unified School District No. 383, Manhattan-Ogden Series 2018A, GO, 5.00%, 9/1/2027 (a) (b)	30	32
Wyandotte County-Kansas City Unified Government Utility System
Series 2014A, Rev., 5.00%, 9/1/2028 (a)	1,000	1,001
Series 2014A, Rev., 5.00%, 9/1/2029 (a)	1,000	1,001
Total Kansas		8,124
Kentucky — 0.8%
County of Knott, Solid Waste Water Project Series 2024, Rev., AMT, 4.00%, 4/1/2025 (a) (d) (e)	8,500	8,502
County of Trimble Series 2023 A, Rev., AMT, 4.70%, 6/1/2027 (a) (d)	1,000	1,015
Kentucky Economic Development Finance Authority, CommonSpirit Health Obligated Group Series 2019A-1, Rev., 5.00%, 8/1/2025 (a)	35	35
Kentucky State Property and Building Commission, Project No. 108 Series B, Rev., 5.00%, 8/1/2025 (a)	85	86
Kentucky State Property and Building Commission, Project No. 112
Series B, Rev., 5.00%, 11/1/2026 (a)	105	109
Series B, Rev., 5.00%, 11/1/2027 (a)	305	315
Series B, Rev., 5.00%, 11/1/2028 (a)	305	315
Kentucky State Property and Building Commission, Project No. 115, Rev., 5.00%, 4/1/2028 (a)	500	523
Kentucky State Property and Building Commission, Project No. 122 Series A, Rev., 5.00%, 11/1/2027 (a)	185	196
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Kentucky — continued
Kentucky State Property and Building Commission, Project No. 124 Series A, Rev., AGM, 5.00%, 11/1/2025 (a)	25	25
Kentucky State Property and Building Commission, Project No. 130 Series 2024 B, Rev., 5.00%, 11/1/2029 (a)	55	60
Kentucky State Property and Building Commission, Project No. 131 Series A, Rev., 5.00%, 10/1/2028 (a)	1,000	1,078
Kentucky Turnpike Authority, Revitalization Projects
Series B, Rev., 5.00%, 7/1/2025 (a)	100	101
Series B, Rev., 5.00%, 7/1/2026 (a)	90	93
Series B, Rev., 5.00%, 7/1/2027 (a)	125	132
Louisville and Jefferson County Metropolitan Government, Louisville Gas and Electric Co. Project Series 2001A, Rev., 0.90%, 9/1/2026 (a)	5,000	4,785
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2016A, Rev., 5.00%, 10/1/2027 (a)	75	77
Louisville Water Co. Series 2019, Rev., 5.00%, 11/15/2025 (a)	100	102
University of Kentucky, General Receipts
Series 2015 B, Rev., 5.00%, 10/1/2026 (a)	35	35
Series 2015 B, Rev., 5.00%, 10/1/2027 (a)	70	70
Total Kentucky		17,654
Louisiana — 1.6%
City of New Orleans, Water System Series 2015, Rev., 5.00%, 12/1/2025 (a) (b)	25	26
City of Shreveport, Water and Sewer, Junior Lien Series 2018C, Rev., 5.00%, 12/1/2026 (a)	75	78
Louisiana Public Facilities Authority, Elementus Minerals, LLC Project Series 2023, Rev., 5.00%, 11/1/2025 (a) (d) (e)	9,000	9,067
Louisiana Public Facilities Authority, Tulane University of Louisiana Project
Series 2020A, Rev., 5.00%, 4/1/2025 (a) (b)	60	60
Series 2020A, Rev., 5.00%, 4/1/2026 (a) (b)	20	20
Series 2020A, Rev., 5.00%, 4/1/2026 (a)	80	82
State of Louisiana
Series 2023 A, GO, 5.00%, 4/1/2027 (a)	680	712
Series 2024 E, GO, 5.00%, 9/1/2028 (a)	1,600	1,723
Series 2024 E, GO, 5.00%, 9/1/2029 (a)	1,000	1,095
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Louisiana — continued
State of Louisiana Gasoline and Fuels Tax
Series A, Rev., 4.50%, 5/1/2025 (a) (b)	22,870	22,931
Series A, Rev., 5.00%, 5/1/2025 (a) (b)	85	85
Total Louisiana		35,879
Maine — 0.3%
Maine Health and Higher Educational Facilities Authority Series 2020A, Rev., 5.00%, 7/1/2026 (a)	250	256
Maine Municipal Bond Bank Series 2020A, Rev., 5.00%, 9/1/2027 (a)	20	21
Maine School Administrative District No. 51 Series 2025A, GO, BAN, 4.50%, 12/30/2025 (a)	6,400	6,485
Maine Turnpike Authority
Series 2015, Rev., 5.00%, 7/1/2025 (a)	55	56
Series 2015, Rev., 5.00%, 7/1/2026 (a)	155	156
State of Maine
Series 2017 B, GO, 5.00%, 6/1/2025 (a)	75	75
Series 2022 B, GO, 5.00%, 6/1/2026 (a)	45	46
Total Maine		7,095
Maryland — 0.1%
County of Anne Arundel Series 2015, GO, 5.00%, 4/1/2025 (a)	75	75
County of Baltimore Series 2017, GO, 5.00%, 3/1/2027 (a)	25	26
County of Baltimore, Equipment Acquisition Program, COP, 5.00%, 3/1/2025 (a)	75	75
County of Howard Series 2017 A, GO, 5.00%, 2/15/2027 (a)	45	47
County of Montgomery Series 2018 A, GO, 5.00%, 11/1/2026 (a)	75	78
Maryland Stadium Authority, Baltimore City Public School Program Series 2016, Rev., 5.00%, 5/1/2025 (a)	30	30
Maryland Stadium Authority, Construction and Revitalization Program Series 2018 A, Rev., 5.00%, 5/1/2025 (a)	75	75
State of Maryland
Series 2020A, GO, 5.00%, 3/15/2025 (a)	60	60
Series B, GO, 4.00%, 6/1/2025 (a)	230	230
Series 2021A, GO, 5.00%, 8/1/2026 (a)	135	140
Series 2016, GO, 4.00%, 6/1/2027 (a)	130	130
State of Maryland Department of Transportation Series 2017, Rev., 5.00%, 5/1/2026 (a)	250	251
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Maryland — continued
State of Maryland Department of Transportation, Second Issue
Rev., 5.00%, 6/1/2025 (a)	250	250
Series 2018, Rev., 5.00%, 10/1/2027 (a)	50	52
University System of Maryland
Series 2017 A, Rev., 5.00%, 4/1/2025 (a)	20	20
Series 2022 B, Rev., 5.00%, 4/1/2025 (a)	20	20
Series 2017 A, Rev., 5.00%, 4/1/2026 (a)	40	41
Series 2019 B, Rev., 5.00%, 4/1/2026 (a)	35	36
Series 2019 C, Rev., 5.00%, 4/1/2027 (a)	100	105
Total Maryland		1,741
Massachusetts — 3.7%
Acton and Boxborough Regional School District, GO, BAN, 4.50%, 7/10/2025 (a)	1,900	1,909
Brockton Area Transit Authority, Rev., RAN, 4.50%, 7/25/2025 (a)	2,200	2,211
Central Berkshire Regional School District, GO, BAN, 4.25%, 9/26/2025 (a)	7,208	7,269
City of Boston Series 2015B, GO, 5.00%, 4/1/2026 (a)	50	50
City of Pittsfield, GO, BAN, 4.50%, 2/20/2026 (a)	3,100	3,148
Commonwealth of Massachusetts
Series 2017D, GO, 5.00%, 7/1/2025 (a)	655	660
Series C, GO, AGM, 5.25%, 11/1/2026 (a)	50	52
Series 2021A, GO, 5.00%, 9/1/2029 (a)	2,000	2,203
Commonwealth of Massachusetts, Consolidated Loan of 2023
Series 2023A, GO, 5.00%, 5/1/2025 (a)	30	30
Series 2023 B, GO, 5.00%, 10/1/2026 (a)	40	42
Massachusetts Bay Transportation Authority Sales Tax Series 2005 A, Rev., 5.00%, 7/1/2025 (a)	65	66
Massachusetts Bay Transportation Authority, Sales Tax Series 2021, Rev., BAN, 4.00%, 5/1/2025 (a)	14,775	14,803
Massachusetts Development Finance Agency, Children's Hospital Corp Obligated Group Series 2024 U-2, Rev., VRDO, LOC : TD Bank NA, 1.40%, 3/3/2025 (a) (d)	10,000	10,000
Massachusetts Development Finance Agency, Harvard University Series 2016 A, Rev., 5.00%, 7/15/2026 (a)	75	78
Massachusetts Development Finance Agency, Partners Healthcare System Issue
Series O-2, Rev., 5.00%, 7/1/2025 (a) (b)	30	30
Series O-2, Rev., 5.00%, 7/1/2026 (a)	50	50
Series 2016Q, Rev., 5.00%, 7/1/2029 (a)	40	41
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	57

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts School Building Authority, Dedicated Sales Tax
Series 2015C, Rev., 5.00%, 8/15/2025 (a) (b)	60	61
Series 2016B, Rev., 5.00%, 11/15/2026 (a) (b)	80	83
Massachusetts State College Building Authority Series 2016A, Rev., 5.00%, 5/1/2025 (a) (b)	110	110
Merrimack Valley Regional Transit Authority, Rev., RAN, 4.50%, 6/20/2025 (a)	4,900	4,919
Southeastern Regional Transit Authority, Rev., RAN, 4.25%, 8/15/2025 (a)	2,600	2,613
Spencer East Brookfield Regional School District, GO, BAN, 4.50%, 5/22/2025 (a)	3,400	3,412
Town of Middleborough, GO, BAN, 4.25%, 9/26/2025 (a)	7,554	7,616
Town of Nantucket Series A, GO, BAN, 4.50%, 7/25/2025 (a)	7,300	7,350
Town of Northbridge, GO, BAN, 4.50%, 6/20/2025 (a)	5,800	5,830
Town of Wilbraham, GO, BAN, 4.25%, 3/12/2025 (a)	2,500	2,501
University of Massachusetts Building Authority Series 2019-1, Rev., 5.00%, 5/1/2025 (a)	35	35
Worcester Regional Transit Authority, Rev., RAN, GTD, 4.50%, 6/20/2025 (a)	4,400	4,418
Total Massachusetts		81,590
Michigan — 3.1%
City of Gladstone, Capital Improvement, Limited Tax, GO, AGM, 3.00%, 3/1/2025 (a)	275	275
Fulton School District, Unlimited Tax
GO, AGM, 4.00%, 5/1/2025 (a)	215	215
GO, AGM, 4.00%, 5/1/2026 (a)	220	223
GO, AGM, 4.00%, 5/1/2027 (a)	210	215
Great Lakes Water Authority Water Supply System, Second Lien
Series 2018 A, Rev., 5.00%, 7/1/2026 (a)	215	222
Series 2018 A, Rev., 5.00%, 7/1/2028 (a)	100	107
Great Lakes Water Authority, Water Supply System, Second Lien Series 2018 A, Rev., 5.00%, 7/1/2027 (a)	25	26
L'Anse Creuse Public Schools Series 2015, GO, Q-SBLF, 5.00%, 5/1/2025 (a) (b)	50	50
Mattawan Consolidated School District Series 2015 I, GO, Q-SBLF, 5.00%, 5/1/2025 (a) (b)	25	25
Michigan Finance Authority, Henry Ford Health System
Series 2016, Rev., 5.00%, 11/15/2026 (a)	1,280	1,318
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued
Rev., 5.00%, 11/15/2027 (a)	760	786
Michigan Finance Authority, Hospital Trinity Health Credit Group
Series 2017A-MI, Rev., 5.00%, 12/1/2027 (a)	140	148
Series 2015MI, Rev., 5.50%, 12/1/2027 (a)	1,140	1,147
Michigan Finance Authority, Trinity Health Credit Group
Series 2017A-MI, Rev., 5.00%, 12/1/2026 (a)	30	31
Series 2017 A-MI, Rev., 5.00%, 12/1/2028 (a)	45	48
Michigan State Building Authority
Series 2016 I, Rev., 5.00%, 4/15/2025 (a)	175	175
Series 2016 I, Rev., 5.00%, 10/15/2030 (a)	1,000	1,031
Michigan State Building Authority, Facilities Program
Series 2023-I, Rev., VRDO, 2.35%, 3/12/2025 (a) (d)	10,000	10,000
Series 2015 I, Rev., 5.00%, 4/15/2025 (a)	50	50
Series 2019 I, Rev., 5.00%, 4/15/2025 (a)	315	316
Series 2016 I, Rev., 5.00%, 4/15/2026 (a)	45	46
Michigan State Hospital Finance Authority, Trinity Health Credit Group Series 2008C, Rev., 5.00%, 12/1/2025 (a)	100	102
Michigan State Housing Development Authority, Rental Housing
Series 2024A, Rev., 3.63%, 10/1/2029 (a)	7,750	7,749
Series 2024A, Rev., 3.70%, 4/1/2030 (a)	9,000	9,039
Michigan State University Series 2020 A, Rev., 5.00%, 8/15/2027 (a)	80	85
Michigan Strategic Fund, Consumers Co. Project Series 2019, Rev., AMT, 3.35%, 10/1/2027 (a) (d)	1,300	1,296
Novi Community School District Series 2022 II, GO, 4.00%, 5/1/2025 (a)	25	25
RIB Floater Trust Various States Series 2022-046, Rev., VRDO, LOC : Barclays Bank plc, 1.40%, 3/3/2025 (a) (d) (e)	31,410	31,410
Roseville Community Schools, Unlimited Tax Series 2015, GO, Q-SBLF, 5.00%, 5/1/2025 (a) (b)	305	306
South Lyon Community Schools Series 2023-2, GO, 4.00%, 5/1/2025 (a)	120	120
State of Michigan
Series 2016, Rev., GAN, 5.00%, 3/15/2025 (a)	230	230
Series 2016, Rev., GAN, 5.00%, 3/15/2026 (a)	35	36
State of Michigan, Environmental Program Series 2017 A, GO, 5.00%, 5/1/2025 (a)	75	75
Total Michigan		66,927
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Minnesota — 0.1%
City of St. Cloud, Centracare Health System Series 2016A, Rev., 5.00%, 5/1/2026 (a)	140	143
Duluth Independent School District No. 709 Series 2019B, COP, 5.00%, 2/1/2028 (a)	300	317
Minneapolis-St Paul Metropolitan Airports Commission
Series 2023A, Rev., 5.00%, 1/1/2027 (a)	50	52
Series A, Rev., 5.00%, 1/1/2029 (a)	35	36
Minneapolis-St. Paul Metropolitan Airports Commission Series A, Rev., 5.00%, 1/1/2027 (a)	80	83
Minnesota Higher Education Facilities Authority, Carleton College Series 2017, Rev., 5.00%, 3/1/2026 (a)	30	31
State of Minnesota
Series 2022A, Rev., 5.00%, 3/1/2027 (a)	1,285	1,342
Series 2019 B, GO, 5.00%, 8/1/2027 (a)	35	37
Western Minnesota Municipal Power Agency, Red Rock Hydraelectric Project Series 2018 A, Rev., 5.00%, 1/1/2026 (a)	40	41
Total Minnesota		2,082
Mississippi — 1.3%
County of Warren, Gulf Opportunity Zone, International Paper Co. Project
Series 2020A, Rev., 1.38%, 6/16/2025 (a) (d)	1,750	1,737
Series 2020C, Rev., 1.38%, 6/16/2025 (a) (d)	1,500	1,489
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project Series 2010 H, Rev., VRDO, 1.55%, 3/3/2025 (a) (d)	15,000	15,000
Mississippi Development Bank, Desoto County Mississippi Highway Project Series 2024 A, Rev., 5.00%, 1/1/2029 (a)	1,500	1,618
Mississippi Hospital Equipment and Facilities Authority, Baptist Memorial Health Care Corp. Series 2020 A-1, Rev., 5.00%, 9/1/2025 (a) (d)	7,000	7,026
State of Mississippi
Series 2015 F, GO, 4.00%, 11/1/2025 (a) (b)	795	803
Series 2016 B, GO, 5.00%, 12/1/2026 (a) (b)	500	520
Total Mississippi		28,193
Missouri — 1.4%
City of Kansas City
Series 2018 A, GO, 5.00%, 2/1/2027 (a)	20	21
Series 2017C, Rev., 5.00%, 9/1/2027 (a)	40	42
Series 2017 C, Rev., 5.00%, 9/1/2028 (a)	175	183
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Missouri — continued
City of Kansas City, Downtown Arena Project Series E, Rev., 5.00%, 4/1/2028 (a)	25	25
City of St Louis Airport, Lambert St. Louis International Airport Series 2005, Rev., NATL - RE, 5.50%, 7/1/2028 (a)	20	22
City of St. Louis Airport Series 2005, Rev., NATL - RE, 5.50%, 7/1/2027 (a)	235	249
City of St. Peters, COP, 4.00%, 5/1/2025 (a)	425	426
Columbia School District Series 2015, GO, 4.00%, 3/1/2025 (a)	400	400
County of Jackson, Harry S. Truman Sports Complex Project Series 2014, Rev., 5.00%, 12/1/2026 (a)	20	20
Curators of the University of Missouri (The)
Series 2024, Rev., 5.00%, 11/1/2028 (a)	1,000	1,080
Series 2024, Rev., 5.00%, 11/1/2029 (a)	2,500	2,749
Health and Educational Facilities Authority of the State of Missouri Series 2021 C, Rev., 5.00%, 5/1/2028 (a) (d)	1,000	1,057
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series 2021 A, Rev., 4.00%, 7/1/2025 (a)	50	50
Health and Educational Facilities Authority of the State of Missouri, Children's Mercy Hospital Obligated Group, Rev., 5.00%, 5/15/2025 (a)	1,135	1,139
Health and Educational Facilities Authority of the State of Missouri, Mercy Health
Series 2018A, Rev., 5.00%, 6/1/2028 (a)	20	21
Series 2018A, Rev., 5.00%, 6/1/2029 (a)	40	43
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group Series 2018F, Rev., VRDO, 1.45%, 3/3/2025 (a) (d)	15,000	15,000
Health and Educational Facilities Authority of the State of Missouri, St. Louis University, Rev., 5.00%, 11/15/2028 (a)	70	72
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Health System, Inc. Series 2016, Rev., 5.00%, 11/15/2025 (a)	30	31
Liberty Public School District No. 53 Series 2023, GO, 5.00%, 3/1/2025 (a)	120	120
Missouri Development Finance Board, Procter & Gamble Co. Project Series 1999, Rev., 5.20%, 3/15/2029 (a)	50	53
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	59

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Missouri — continued
Missouri Joint Municipal Electric Utility Commission, Prairie State Project Series 2015A, Rev., 5.00%, 12/1/2029 (a)	50	50
Missouri Public Utilities Commission, Rev., 4.00%, 5/1/2026 (a)	7,250	7,311
Total Missouri		30,164
Nebraska — 0.5%
City of Omaha Series 2004, GO, 5.25%, 4/1/2025 (a)	50	50
County of Washington, Wastewater and Solid Waste Disposal Facilities, Cargill Incorporated Projects, Rev., AMT, 0.90%, 9/1/2025 (a) (d)	6,800	6,722
Douglas County Hospital Authority No. 2, Rev., 5.00%, 5/15/2025 (a)	2,585	2,595
Douglas County Hospital Authority No. 2, Health Facilities, Rev., 5.00%, 5/15/2025 (a)	50	50
Nebraska Public Power District
Series A-1, Rev., 5.00%, 1/1/2026 (a)	50	50
Series B, Rev., 5.00%, 1/1/2026 (a)	25	26
Series 2016A, Rev., 5.00%, 1/1/2027 (a)	60	61
Series A-1, Rev., 5.00%, 1/1/2027 (a)	35	35
Series C, Rev., 5.00%, 1/1/2028 (a)	125	127
Series A-1, Rev., 5.00%, 1/1/2029 (a)	65	65
Omaha School District Series 2016, GO, 5.00%, 12/15/2028 (a)	1,900	1,971
Total Nebraska		11,752
Nevada — 0.4%
Carson City Nevada Hospital, Carson Tahoe Regional Healthcare Project, Rev., 5.00%, 9/1/2027 (a)	685	710
Clark County School District, Limited Tax
Series 2015C, GO, 5.00%, 6/15/2025 (a)	220	221
Series 2016A, GO, 5.00%, 6/15/2025 (a)	280	282
Series 2017 A, GO, 5.00%, 6/15/2025 (a)	295	297
Series 2018A, GO, 5.00%, 6/15/2025 (a)	50	50
Series 2021C, GO, 5.00%, 6/15/2026 (a)	75	77
Series 2016B, GO, 5.00%, 6/15/2027 (a)	80	83
Series 2017A, GO, 5.00%, 6/15/2027 (a)	190	199
Series 2018A, GO, 5.00%, 6/15/2027 (a)	150	158
Series 2015 D, GO, 5.00%, 6/15/2028 (a)	140	142
Series 2017A, GO, 5.00%, 6/15/2028 (a)	115	121
Series 2018A, GO, 5.00%, 6/15/2029 (a)	60	64
Clark County Water Reclamation District, Limited Tax Series 2023, GO, 5.00%, 7/1/2025 (a)	30	30
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nevada — continued
County of Clark
Series 2018, GO, 5.00%, 12/1/2026 (a)	1,000	1,040
Series 2018 B, GO, 5.00%, 12/1/2026 (a)	50	52
Series 2017, Rev., 5.00%, 7/1/2027 (a)	20	21
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien Series 2019D, Rev., 5.00%, 7/1/2025 (a)	75	76
County of Clark, Highway Improvement Series 2017, Rev., 5.00%, 7/1/2025 (a)	50	50
County of Clark, Indexed Fuel Tax and Subordinate Motor Vehicle Fuel Tax Series 2019, Rev., 5.00%, 7/1/2025 (a)	100	101
County of Clark, Limited Tax Series 2017, GO, 5.00%, 6/1/2025 (a)	30	30
County of Clark, Limited Tax Las Vegas Convention and Visitors Authority Series 2017 C, GO, 5.00%, 7/1/2025 (a)	20	20
County of Clark, Motor Vehicle Fuel Tax Series 2020 C, Rev., 5.00%, 7/1/2027 (a)	25	26
Las Vegas Valley Water District Series 2016B, GO, 5.00%, 6/1/2027 (a)	50	52
State of Nevada Department of Business and Industry, Republic Services, Inc. Project Series 2001, Rev., AMT, 4.13%, 6/2/2025 (a) (d) (e)	4,000	4,004
State of Nevada, Capital Improvement Series 2023A, GO, 5.00%, 5/1/2025 (a)	85	85
State of Nevada, Capital Improvement and Cultural Affairs
Series 2015D, GO, 5.00%, 5/1/2025 (a)	75	75
Series 2019 A, GO, 5.00%, 5/1/2027 (a)	85	89
State of Nevada, Water Pollution Control Series 2019 E, GO, 5.00%, 8/1/2027 (a)	30	32
Truckee Meadows Water Authority Series 2017, Rev., 5.00%, 7/1/2025 (a)	100	101
Total Nevada		8,288
New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Act Series 2015B, Rev., 3.30%, 8/3/2027 (a) (d)	2,500	2,515
New Hampshire Municipal Bond Bank Series 2022 C, Rev., 5.00%, 8/15/2027 (a)	30	31
State of New Hampshire Series 2014A, GO, 5.00%, 3/1/2026 (a)	20	20
Total New Hampshire		2,566
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — 11.4%
Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project Series 2021A, Rev., AGM, 5.00%, 7/1/2026 (a)	100	103
Bergen County Improvement Authority (The), Guaranteed Government Pooled Project
Rev., GTD, 4.50%, 5/28/2025 (a)	8,100	8,134
Rev., GTD, 4.00%, 10/16/2025 (a)	20,000	20,150
Borough of Avalon, GO, BAN, 4.50%, 2/4/2026 (a)	9,350	9,487
Borough of Bloomingdale, GO, BAN, 4.50%, 2/12/2026 (a)	1,500	1,521
Borough of Carlstadt, GO, BAN, 4.50%, 5/2/2025 (a)	7,700	7,719
Borough of East Rutherford, GO, BAN, 4.25%, 4/4/2025 (a)	8,450	8,460
Borough of Emerson, GO, BAN, 4.50%, 7/25/2025 (a)	2,100	2,109
Borough of Fanwood Series 20250 A, GO, BAN, 4.00%, 2/26/2026 (a)	4,000	4,043
Borough of Flemington Series 2025A, GO, BAN, 4.50%, 1/26/2026 (a)	4,000	4,056
Borough of Middlesex Series 2024 A, GO, BAN, 5.00%, 5/8/2025 (a)	3,100	3,111
Borough of Mountain Lakes, GO, BAN, 4.25%, 10/10/2025 (a)	2,200	2,217
Borough of North Haledon, GO, BAN, 4.50%, 6/24/2025 (a)	2,944	2,957
Borough of North Plainfield, GO, BAN, 4.25%, 11/25/2025 (a)	5,000	5,041
Borough of Point Pleasant Beach, General Capital Notes Water and Sewer Utility, GO, BAN, 4.00%, 11/7/2025 (a)	4,600	4,634
Borough of Seaside Park, GO, BAN, 4.25%, 4/11/2025 (a)	1,900	1,903
Borough of South Plainfield Series 2024A, GO, BAN, 4.25%, 4/10/2025 (a)	2,400	2,403
Borough of Upper Saddle River, GO, BAN, 4.25%, 3/21/2025 (a)	2,500	2,501
Borough of Woodland Park, GO, BAN, 4.50%, 5/1/2025 (a)	4,900	4,913
Burlington County Bridge Commission, Government Leasing Program
Series 2024A, Rev., 4.25%, 4/8/2025 (a)	3,300	3,305
Series 2024 C, Rev., 4.50%, 8/5/2025 (a)	5,000	5,034
Series 2024 D, Rev., RAN, 4.25%, 12/11/2025 (a)	4,300	4,339
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued
Essex County Improvement Authority, Family Court Building Project, Rev., GTD, 5.00%, 6/18/2025 (a)	8,135	8,186
Jersey City Municipal Utilities Authority, Water Project Series 2024E, Rev., GTD, 4.75%, 5/1/2025 (a)	2,000	2,005
Monmouth County Improvement Authority (The)
Rev., GTD, 4.00%, 3/14/2025 (a)	75	75
Rev., GTD, 4.00%, 3/13/2026 (f)	15,500	15,684
New Jersey Building Authority Series 2016A, Rev., 5.00%, 6/15/2026 (a) (b)	900	926
New Jersey Economic Development Authority Series A, Rev., 4.00%, 11/1/2027 (a)	25	26
New Jersey Economic Development Authority, School Facilities Construction
Series WW, Rev., 5.25%, 6/15/2025 (a) (b)	80	80
Series 2024SSS, Rev., 5.00%, 6/15/2026 (a)	2,450	2,517
Series 2019 GGG, Rev., 5.25%, 9/1/2026 (a) (e)	2,500	2,590
Series 2024SSS, Rev., 5.00%, 6/15/2027 (a)	1,400	1,469
Series WW, Rev., 5.25%, 6/15/2028 (a)	150	151
New Jersey Health Care Facilities Financing Authority, Trinitas Regional Medical Center Obligate Group Series 2017 A, Rev., 5.00%, 7/1/2025 (a) (b)	4,000	4,028
New Jersey Health Care Facilities Financing Authority, Virtua Health Obligated Group, Rev., 5.00%, 7/1/2025 (a)	80	80
New Jersey Transportation Trust Fund Authority, Capital Appreciation Series 2010A, Rev., Zero Coupon, 12/15/2028 (a)	2,485	2,201
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series 2016A-1, Rev., 5.00%, 6/15/2028 (a)	410	421
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2023AA, Rev., 5.00%, 6/15/2025 (a)	45	45
Series 2023AA, Rev., 5.00%, 6/15/2026 (a)	1,850	1,902
New Jersey Turnpike Authority
Series 2005 D-2, Rev., AGM, 5.25%, 1/1/2026 (a)	16,890	17,260
Series 2005 D-3, Rev., AGM, 5.25%, 1/1/2026 (a)	900	920
Series 2014A, Rev., 5.00%, 1/1/2027 (a)	220	220
Series 2017 A, Rev., 5.00%, 1/1/2029 (a)	100	104
Passaic County Improvement Authority (The), City of Paterson Project, Rev., GTD, 5.00%, 8/15/2026 (a)	350	361
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	61

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
State of New Jersey, GO, 5.00%, 6/1/2025 (a)	75	75
State of New Jersey, COVID-19 Emergency Bonds
Series 2020A, GO, 5.00%, 6/1/2026 (a)	2,000	2,058
Series 2020 A, GO, 5.00%, 6/1/2027 (a)	110	116
State of New Jersey, Various Purpose, GO, 5.00%, 6/1/2025 (a) (b)	25	25
Tobacco Settlement Financing Corp.
Series 2018 A, Rev., 5.00%, 6/1/2025 (a)	1,955	1,961
Series 2018A, Rev., 5.00%, 6/1/2026 (a)	110	112
Series 2018A, Rev., 5.00%, 6/1/2028 (a)	1,045	1,091
Series 2018A, Rev., 5.00%, 6/1/2029 (a)	180	188
Town of Dover, General Improvement Water Utility, GO, BAN, 4.50%, 1/21/2026 (a)	11,700	11,872
Town of Guttenberg, GO, BAN, 4.25%, 10/16/2025 (a)	5,920	5,967
Township of Brick, GO, BAN, 4.25%, 3/19/2025 (a)	4,000	4,002
Township of East Windsor, GO, BAN, 4.25%, 9/19/2025 (a)	7,219	7,268
Township of Edison, Water Utility Series 2024 B, GO, BAN, 4.00%, 11/6/2025 (a)	8,860	8,931
Township of Little Egg Harbor Series 2025A, GO, BAN, 4.25%, 1/20/2026 (a)	2,425	2,450
Township of Medford Series 2024 A, GO, BAN, 4.25%, 9/25/2025 (a)	10,290	10,362
Township of Middle, General Improvement Sewer Utility, GO, BAN, 4.25%, 9/3/2025 (a)	5,225	5,255
Township of North Bergen, GO, BAN, 4.25%, 4/22/2025 (a)	110	110
Township of Ocean, GO, BAN, 4.50%, 5/28/2025 (a)	2,837	2,847
Township of Readington, GO, BAN, 4.25%, 9/30/2025 (a)	2,100	2,116
Township of Weehawken Series 2024 A, GO, BAN, 5.00%, 8/15/2025 (a)	4,500	4,526
Township of Woodbridge
GO, BAN, 4.00%, 3/14/2025 (a)	675	675
GO, BAN, 4.00%, 10/10/2025 (a)	7,200	7,252
Union County Improvement Authority, Juvenile Detention Center Facility Project Series 2015A, Rev., 5.50%, 5/1/2025 (a)	20	20
Total New Jersey		248,670
New Mexico — 0.1%
Albuquerque Bernalillo County Water Utility Authority, Senior Lien Joint Water and Sewer System Series 2015, Rev., 5.00%, 7/1/2026 (a)	50	50
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Mexico — continued
City of Albuquerque Series 2021 B, GO, 5.00%, 7/1/2025 (a)	40	40
New Mexico Finance Authority, State Transportation, Subordinate Lien Series 2018A, Rev., 5.00%, 6/15/2027 (a)	70	74
New Mexico Hospital Equipment Loan Council, Presbyterian Health Care Services Series 2015A, Rev., 5.00%, 8/1/2025 (a) (b)	190	192
State of New Mexico Series 2021, GO, 5.00%, 3/1/2025 (a)	65	65
State of New Mexico Severance Tax Permanent Fund
Series A, Rev., 5.00%, 7/1/2025 (a)	690	695
Series 2018A, Rev., 5.00%, 7/1/2027 (a)	25	26
Total New Mexico		1,142
New York — 19.1%
Avon Central School District, GO, BAN, 4.50%, 6/27/2025 (a)	2,900	2,911
Build NYC Resource Corp., The Young Men's and Women's Hebrew Association Project Series 2024, Rev., 5.00%, 12/1/2027 (a)	5,000	5,279
Candor Central School District, GO, BAN, 4.50%, 7/25/2025 (a)	2,000	2,010
Charlotte Valley Central School District, GO, BAN, 4.50%, 6/27/2025 (a)	3,000	3,012
City of Auburn, GO, BAN, 4.25%, 8/14/2025 (a)	17,700	17,795
City of Hudson, GO, BAN, 4.50%, 6/20/2025 (a)	3,000	3,012
City of Jamestown Series 2024A, GO, BAN, 5.00%, 5/16/2025 (a)	1,820	1,826
City of Long Beach Series 2024 B, GO, BAN, 4.25%, 9/26/2025 (a)	9,175	9,223
City of New York, Fiscal Year 2008 Series 2018 J-11, GO, 5.00%, 8/1/2026 (a)	35	36
City of New York, Fiscal Year 2015
Series 2015C, GO, 5.00%, 8/1/2026 (a)	60	60
Series 2015D, GO, 5.00%, 8/1/2026 (a)	150	150
Series 2015C, GO, 5.00%, 8/1/2028 (a)	45	45
City of New York, Fiscal Year 2019
Series A, GO, 5.00%, 8/1/2026 (a)	75	78
Series 2019 E, GO, 5.00%, 8/1/2027 (a)	135	143
City of New York, Fiscal Year 2023
Series 2023, Subseries F-1, GO, 5.00%, 8/1/2026 (a)	200	207
Series 2024, Subseries A-1, GO, 5.00%, 9/1/2026 (a)	160	166
City of New York, Fiscal Year 2024 Series 2024E, GO, 5.00%, 8/1/2029 (a)	800	877
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
City of New York, Fiscal Year 2025 Series 2025A, GO, 5.00%, 8/1/2028 (a)	1,000	1,077
City of Newburgh Series 2024A, GO, BAN, 4.25%, 8/8/2025 (a)	3,600	3,601
City of Oneida, GO, BAN, 4.50%, 3/28/2025 (a)	8,053	8,063
City of Troy
GO, BAN, 4.50%, 7/25/2025 (a)	13,500	13,570
GO, BAN, 4.50%, 1/30/2026 (a)	2,000	2,028
City of Utica, GO, BAN, 4.50%, 1/23/2026 (a)	5,000	5,061
Clifton-Fine Central School District, GO, BAN, 4.25%, 7/31/2025 (a)	4,600	4,621
Cohoes City School District, GO, BAN, 4.50%, 6/26/2025 (a)	4,900	4,920
Cuba-Rushford Central School District, GO, BAN, 4.50%, 6/27/2025 (a)	2,000	2,008
East Aurora Union Free School District, GO, BAN, 4.50%, 6/18/2025 (a)	4,100	4,117
Eastport-South Manor Central School District, GO, BAN, 4.50%, 5/22/2025 (a)	21,000	21,076
Eldred Central School District, GO, BAN, 4.50%, 6/18/2025 (a)	4,500	4,519
Ellenville Central School District, GO, BAN, 4.50%, 6/20/2025 (a)	5,400	5,425
Erie County Industrial Development Agency (The), School District Buffalo Project Series 2016A, Rev., 5.00%, 5/1/2025 (a)	150	151
Evans-Brant Central School District Series 2014 B, GO, BAN, 4.50%, 6/17/2025 (a)	14,600	14,670
Highland Central School District, GO, BAN, 4.50%, 6/27/2025 (a)	6,600	6,627
Hornell City School District, GO, BAN, 4.50%, 6/27/2025 (a)	2,400	2,410
Hudson Yards Infrastructure Corp., Second Indenture Series 2022 A, Rev., 5.00%, 2/15/2026 (a)	45	46
Jasper-Troupsberg Central School District, GO, BAN, 4.50%, 6/27/2025 (a)	2,000	2,007
Lancaster Central School District, GO, BAN, 4.50%, 6/6/2025 (a)	4,730	4,751
Lansingburgh Central School District at Troy, GO, BAN, 4.50%, 7/11/2025 (a)	5,700	5,731
Liverpool Central School District Series 2024 B, GO, BAN, 4.25%, 9/19/2025 (a)	6,412	6,456
Long Island Power Authority, Electric System
Rev., 1.00%, 9/1/2025 (a)	25,000	24,669
Series 2019 A, Rev., 5.00%, 9/1/2025 (a)	30	30
Series 2023 F, Rev., 5.00%, 9/1/2027 (a)	20	21
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Lyons Central School District, GO, BAN, 4.50%, 6/27/2025 (a)	6,100	6,126
Madison Central School District, GO, BAN, 4.50%, 6/20/2025 (a)	2,100	2,109
Malone Central School District, GO, BAN, 4.50%, 6/26/2025 (a)	6,000	6,025
Medina Central School District, GO, BAN, 4.50%, 7/16/2025 (a)	7,300	7,339
Metropolitan Transportation Authority
Series 2002G-1F, Rev., (SOFR + 0.43%), 3.33%, 3/3/2025 (a) (c)	590	589
Series 2016B, Rev., 4.00%, 11/15/2025 (a)	40	40
Mount Markham Central School District, Unlimited Tax, GO, BAN, 4.50%, 6/25/2025 (a)	4,750	4,770
Nassau County Sewer and Storm Water Finance Authority Series A, Rev., 5.00%, 10/1/2025 (a)	500	500
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series 2015 HH, Rev., 5.00%, 6/15/2025 (a) (b)	40	40
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries B-1, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.50%, 3/3/2025 (a) (d)	10,000	10,000
New York City Transitional Finance Authority Building Aid
Series 2015 Series S-1, Rev., 5.00%, 7/15/2026 (a)	160	160
Series 2016 S-1, Rev., 5.00%, 7/15/2026 (a)	25	26
Series 2019 S-2A, Rev., 5.00%, 7/15/2027 (a)	25	26
New York City Transitional Finance Authority Future Tax Secured
Series 2023A, Subseries A-1, Rev., 5.00%, 8/1/2026 (a)	95	98
Series C, Rev., 5.00%, 11/1/2026 (a)	80	81
Series B1, Rev., 5.00%, 11/1/2028 (a)	5,030	5,102
Series 2017 A-1, Rev., 5.00%, 5/1/2029 (a)	25	26
New York City Transitional Finance Authority Future Tax Secured, Fiscal Year 2018 Series 2018 B-1, Rev., 5.00%, 8/1/2028 (a)	20	21
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018 Series S-1, Rev., 5.00%, 7/15/2028 (a)	105	111
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Series D-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.50%, 3/3/2025 (a) (d)	10,000	10,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	63

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series B-5, Rev., VRDO, LIQ : US Bank NA, 1.60%, 3/3/2025 (a) (d)	25,000	25,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021 Series 2021A, Rev., 5.00%, 11/1/2025 (a) (b)	20	20
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2027 (a)	3,600	3,776
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2028 (a)	3,265	3,491
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2029 (a)	2,000	2,177
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2029 (a)	2,000	2,195
Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2030 (a)	1,400	1,560
New York City Water and Sewer System, Second General Resolution Series BB 1B, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.60%, 3/3/2025 (a) (d)	10,000	10,000
New York State Dormitory Authority
Series 2015 B, Rev., 5.00%, 7/1/2025 (a) (b)	25	25
Series 2024A, Rev., AGM, 5.00%, 10/1/2025 (a)	1,800	1,825
Series 2018 1, Rev., 5.00%, 1/15/2026 (a)	20	20
Series 2024A, Rev., AGM, 5.00%, 10/1/2026 (a)	1,000	1,038
New York State Dormitory Authority, Court Facilities Lease Series 2005 A, Rev., AMBAC, 5.50%, 5/15/2025 (a)	340	342
New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai Series 2015A, Rev., 5.00%, 7/1/2025 (a)	30	30
New York State Dormitory Authority, New York University
Series 2017 A, Rev., 5.00%, 7/1/2028 (a)	25	26
Series 2017 A, Rev., 5.00%, 7/1/2029 (a)	70	74
New York State Dormitory Authority, Sales Tax
Series 2017 A, Rev., 5.00%, 3/15/2025 (a) (b)	45	45
Series 2018A, Rev., 5.00%, 3/15/2025 (a) (b)	100	100
Series 2024A, Rev., AGM, 5.00%, 10/1/2027 (a)	1,100	1,167
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York State Dormitory Authority, State Personal Income Tax
Series 2015A, Rev., 5.00%, 3/15/2025 (a) (b)	240	240
Series 2005 B, Rev., AMBAC, 5.50%, 3/15/2025 (a)	125	125
Series 2016 D, Rev., 5.00%, 2/15/2026 (a) (b)	75	77
Series 2017 B GRP 1, Rev., 5.00%, 2/15/2026 (a) (b)	65	66
Series 2021 A, Rev., 5.00%, 3/15/2027 (a) (b)	180	189
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2018A, Rev., 5.00%, 3/15/2025 (a) (b)	80	80
New York State Dormitory Authority, State Sales Tax
Series 2018C, Rev., 5.00%, 3/15/2025 (a) (b)	540	540
Series 2016 A, Rev., 5.00%, 9/15/2026 (a) (b)	85	88
Series 2016 A, Rev., 5.00%, 3/15/2028 (a)	35	36
New York State Housing Finance Agency, State Personal Income Tax Series 2024 A-2, Rev., 3.35%, 6/15/2029 (a) (d)	2,000	2,003
North Collins Central School District Series 2024 A, GO, BAN, 4.50%, 6/26/2025 (a)	2,200	2,210
North Rose-Wolcott Central School District, GO, BAN, 4.50%, 7/25/2025 (a)	3,000	3,016
Otego-Unadilla Central School District, GO, BAN, 4.50%, 7/17/2025 (a)	7,100	7,135
Port Authority of New York and New Jersey, Consolidated
Series 183, Rev., 5.00%, 12/15/2025 (a)	160	160
Series 246, Rev., AMT, 5.00%, 9/1/2026 (a)	8,250	8,474
Series 189, Rev., 5.00%, 5/1/2028 (a)	40	40
Series 189, Rev., 5.00%, 11/1/2028 (a)	75	75
Ridge Road Fire District, GO, BAN, 4.25%, 10/22/2025 (a)	7,000	7,061
Romulus Central School District, GO, BAN, 4.50%, 7/24/2025 (a)	2,600	2,613
Sidney Central School District, GO, BAN, 4.50%, 7/24/2025 (a)	2,600	2,614
Sullivan West Central School District, GO, BAN, 4.25%, 6/26/2025 (a)	3,400	3,412
Town of Cornwall Series 2024B, GO, BAN, 4.50%, 5/1/2025 (a)	2,500	2,504
Town of Cortlandt, GO, BAN, 4.25%, 10/3/2025 (a)	2,400	2,417
Town of Grand Island, GO, BAN, 4.25%, 10/3/2025 (a)	12,000	12,103
Town of Milton, GO, BAN, 4.50%, 7/25/2025 (a)	3,900	3,919
Town of Newburgh, GO, BAN, 4.50%, 1/30/2026 (a)	2,500	2,536
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Town of Putnam Valley Series 2024B, GO, BAN, 4.25%, 9/5/2025 (a)	7,500	7,545
Town of Wawarsing
GO, RAN, 4.25%, 3/13/2025 (a)	2,400	2,401
GO, BAN, 4.50%, 7/24/2025 (a)	3,400	3,416
Triborough Bridge and Tunnel Authority
Series A, Rev., 5.00%, 11/15/2026 (a)	75	78
Series 2024B, Rev., BAN, 5.00%, 3/15/2027 (a)	2,000	2,094
Series A, Rev., 5.00%, 11/15/2027 (a)	50	53
Village of Farmingdale Series 2024 B, GO, BAN, 4.25%, 9/25/2025 (a)	5,700	5,743
Village of Highland Falls, GO, BAN, 4.25%, 9/26/2025 (a)	4,045	4,075
Village of Johnson City Series 2024 C, GO, BAN, 4.25%, 9/26/2025 (a)	12,425	12,486
Wayne Central School District, GO, BAN, 4.50%, 6/27/2025 (a)	1,900	1,908
Yorkshire-Pioneer Central School District, GO, BAN, 4.50%, 7/9/2025 (a)	12,000	12,065
Total New York		416,182
North Carolina — 1.2%
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Care System Series 2021C, Rev., 5.00%, 12/1/2028 (a) (d)	1,000	1,070
City of Charlotte Series 2019 A, GO, 5.00%, 6/1/2025 (a)	25	25
City of Charlotte Airport Series 2021A, Rev., 5.00%, 7/1/2025 (a)	50	50
Columbus County Industrial Facilities and Pollution Control Financing Authority, International Paper Co. Project Series 2020A, Rev., 1.38%, 6/16/2025 (a) (d)	1,780	1,767
County of Buncombe Series 2015, Rev., 5.00%, 6/1/2026 (a)	3,000	3,016
County of Harnett Series 2020, Rev., 5.00%, 12/1/2026 (a)	200	208
County of Mecklenburg
Series 2017 A, GO, 5.00%, 4/1/2025 (a)	350	351
Series 2013A, GO, 5.00%, 12/1/2025 (a)	1,000	1,017
County of New Hanover, New Hanover Regional Medical Center Series 2017, Rev., 5.00%, 10/1/2027 (a) (b)	25	26
County of Union Enterprise System Series 2021, Rev., 5.00%, 6/1/2026 (a)	35	36
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — continued
Cumberland County Industrial Facilities and Pollution Control Financing Authority, Solid Waste Disposal Project Hero Series 2024, Rev., AMT, 3.75%, 11/1/2025 (a) (d)	5,000	5,000
North Carolina Eastern Municipal Power Agency Series 1993 B, Rev., 6.00%, 1/1/2026 (a) (b)	165	169
North Carolina Housing Finance Agency, Homeownership Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (a) (d)	4,000	4,002
North Carolina Medical Care Commission, Caromont Health Series 2021B, Rev., 5.00%, 2/1/2026 (a) (d)	1,000	1,017
North Carolina Medical Care Commission, Duke University Health System Series 2016 A, Rev., 5.00%, 6/1/2025 (a)	45	45
North Carolina Medical Care Commission, Vidant Health Series 2015, Rev., 5.00%, 6/1/2025 (a) (b)	3,490	3,508
North Carolina Municipal Power Agency No. 1
Series A, Rev., 5.00%, 1/1/2026 (a)	65	66
Series 2016 A, Rev., 5.00%, 1/1/2028 (a)	265	272
Series 2016 A, Rev., 5.00%, 1/1/2029 (a)	250	256
Orange County Public Facilities Co., Rev., 5.00%, 10/1/2026 (a)	175	182
Raleigh Durham Airport Authority
Series 2020B, Rev., 5.00%, 5/1/2025 (a)	135	136
Series 2020B, Rev., 5.00%, 5/1/2026 (a)	35	36
State of North Carolina
Series 2015, Rev., 5.00%, 3/1/2025 (a)	25	25
Series 2016 B, GO, 5.00%, 6/1/2025 (a)	360	362
Series 2015, Rev., 5.00%, 3/1/2026 (a)	2,000	2,003
Series 2018 A, GO, 5.00%, 6/1/2026 (a)	20	21
Series 2014C, Rev., 5.00%, 5/1/2027 (a)	440	441
Series 2015, Rev., 5.00%, 3/1/2029 (a)	35	35
State of North Carolina, Limited Obligation
Series 2017 B, Rev., 5.00%, 5/1/2025 (a)	50	50
Series 2017 B, Rev., 5.00%, 5/1/2029 (a)	525	550
Total North Carolina		25,742
Ohio — 3.8%
American Municipal Power, Inc., AMP Fremont Energy Center Project Series 2017A, Rev., 5.00%, 2/15/2028 (a)	100	106
American Municipal Power, Inc., City of Wapakoneta Project, Rev., BAN, 4.50%, 6/19/2025 (a)	1,000	1,003
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	65

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
American Municipal Power, Inc., Combined Hydroelectric Projects Series 2020A, Rev., 5.00%, 2/15/2027 (a)	310	323
City of Columbus Series 2021 A, GO, 5.00%, 4/1/2025 (a)	650	651
City of Columbus, Various Purpose Series 2016-1, GO, 5.00%, 7/1/2025 (a)	330	333
City of Hamilton, Limited Tax Various Purpose, GO, BAN, 4.00%, 12/17/2025 (a)	1,800	1,814
City of Huber Heights, GO, BAN, OH MARKET ACCESS PROG, 4.50%, 7/10/2025 (a)	1,800	1,809
City of New Albany, GO, BAN, 4.00%, 9/10/2025 (a)	10,000	10,047
City of Strongsville, Street Improvement, GO, BAN, 4.75%, 6/5/2025 (a)	1,000	1,004
Cleveland Department of Public Utilities Division of Water, Second Lien Series 2017B, Rev., 5.00%, 1/1/2026 (a)	60	61
Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project, Rev., 5.00%, 7/1/2026 (a)	125	128
County of Allen Hospital Facilities Series 2017 A, Rev., 5.00%, 8/1/2027 (a)	300	315
County of Cuyahoga
Series 2020 D, Rev., 5.00%, 12/1/2025 (a)	150	152
Series 2020 D, Rev., 5.00%, 12/1/2026 (a)	40	41
County of Cuyahoga, Convention Hotel Project
COP, 5.00%, 12/1/2025 (a)	5,500	5,579
COP, 5.00%, 12/1/2026 (a)	4,220	4,367
County of Hamilton Sales Tax Series 2016 A, Rev., 5.00%, 12/1/2029 (a)	110	114
County of Hamilton Sewer System Series 2020 A, Rev., 5.00%, 12/1/2026 (a)	20	21
County of Hamilton, Trihealth, Inc. Group Project Series 2020 A, Rev., 5.00%, 8/15/2027 (a)	80	84
County of Lake, GO, 4.00%, 9/24/2025 (a)	3,000	3,016
County of Lorain Series 2024B, GO, BAN, 4.38%, 5/1/2025 (a)	1,680	1,683
County of Mahoning, Limited Tax Various Tax, GO, 4.00%, 10/14/2025 (a)	3,840	3,860
County of Montgomery, Dayton Children's Hospital Series 2021, Rev., 5.00%, 8/1/2026 (a)	425	436
County of Muskingum, Limited Tax, GO, 4.00%, 12/17/2025 (a)	8,000	8,065
County of Wayne, Limited Tax, GO, 3.50%, 12/18/2025 (a)	12,000	12,046
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
Cuyahoga Metropolitan Housing Authority, Wade Park Apartments, Rev., FHA, 4.75%, 12/1/2025 (a) (d)	100	101
Kings Local School District, Unlimited Tax, GO, BAN, 4.50%, 7/16/2025 (a)	1,400	1,408
Monroe Local School District, GO, BAN, 3.88%, 12/4/2025 (a)	2,000	2,014
Ohio Air Quality Development Authority, American Electric Power Co. Project Series 2014D, Rev., 3.20%, 5/1/2026 (a)	2,000	1,995
Ohio Higher Educational Facility Commission Series 2018, Rev., 5.00%, 12/1/2026 (a)	25	26
Ohio Higher Educational Facility Commission, Case Western Reserve University Project Series 2018, Rev., 5.00%, 12/1/2029 (a)	40	42
Ohio State University (The)
Series 2010-D, Rev., 5.00%, 12/1/2025 (a)	25	25
Series 2021 A, Rev., 5.00%, 12/1/2026 (a)	200	208
Ohio Water Development Authority Water Pollution Control Loan Fund
Series 2015B, Rev., 5.00%, 12/1/2025 (a) (b)	750	762
Series 2020 B, Rev., 5.00%, 12/1/2025 (a)	125	127
Ohio Water Development Authority, Drinking Water Assistance Series 2019, Rev., 5.00%, 6/1/2025 (a)	90	91
State of Ohio
Series A, Rev., 4.00%, 4/1/2025 (a)	1,000	1,001
Series A, Rev., 5.00%, 4/1/2025 (a)	45	45
Series 2015C, GO, 5.00%, 5/1/2025 (a) (b)	70	70
Series 2017 A, GO, 5.00%, 5/1/2025 (a)	25	25
Series 2017 V, GO, 5.00%, 10/1/2026 (a)	100	104
State of Ohio, Capital Facilities Lease Appropriation, Park and Recreation Improvement Fund Project Series 2016 C, Rev., 5.00%, 12/1/2026 (a)	45	47
State of Ohio, Cleveland Clinic Health System Series 2019F, Rev., VRDO, LIQ : US Bank NA, 1.45%, 3/3/2025 (a) (d)	15,000	15,000
State of Ohio, Common School
Series 2015A, GO, 5.00%, 9/15/2026 (a)	115	119
Series 2017B, GO, 5.00%, 9/15/2026 (a)	50	52
State of Ohio, Major New State Infrastructure Project Series 2024-1, Rev., 5.00%, 12/15/2027 (a)	1,235	1,313
State of Ohio, State Infrastructure Improvement Series 2016-1, Rev., 5.00%, 12/15/2028 (a)	1,000	1,027
State of Ohio, State Infrastructure Project Series 2016-1, Rev., 5.00%, 12/15/2025 (a)	100	102
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
State of Ohio, Voting System Acquisition Project, COP, 5.00%, 9/1/2026 (a)	20	21
University of Cincinnati
Series 2016A, Rev., 5.00%, 6/1/2026 (a)	25	26
Series 2019 A, Rev., 5.00%, 6/1/2027 (a)	85	89
Total Ohio		82,898
Oklahoma — 0.4%
Canadian County Independent School District No. 69 Mustang Series 2024 A, GO, 4.00%, 6/1/2027 (a)	1,555	1,590
City of Oklahoma City Series 2016, GO, 5.00%, 3/1/2027 (a)	1,000	1,044
City of Tulsa Series 2020, GO, 5.00%, 3/1/2025 (a)	25	25
Cleveland County Educational Facilities Authority, Norman Public Schools Project
Rev., 5.00%, 6/1/2025 (a)	140	141
Series 2023A, Rev., 5.00%, 6/1/2028 (a)	1,300	1,380
Grand River Dam Authority
Series 2014A, Rev., 5.00%, 6/1/2025 (a)	215	216
Series 2016 A, Rev., 5.00%, 6/1/2025 (a)	235	236
Series 2014A, Rev., 5.00%, 6/1/2026 (a)	405	407
Series 2016A, Rev., 5.00%, 6/1/2026 (a)	65	67
Series 2016 A, Rev., 5.00%, 6/1/2027 (a)	60	62
Series 2016 A, Rev., 5.00%, 6/1/2029 (a)	30	31
Oklahoma County Independent School District No. 1 Putnam City Series 2023, GO, 4.00%, 4/1/2025 (a)	25	25
Oklahoma Municipal Power Authority, Power Supply System Series 2021A, Rev., AGM, 5.00%, 1/1/2027 (a)	65	67
Oklahoma Water Resources Board, Clean Water Program Series 2023, Rev., 5.00%, 4/1/2025 (a)	195	195
Pittsburg County Educational Facilities Authority, McAlester Public Schools Project, Rev., 4.00%, 12/1/2026 (a)	250	254
Tulsa County Independent School District No. 1 Tulsa Series 2025A, GO, 4.00%, 4/1/2028 (a) (f)	2,800	2,894
Tulsa Public Facilities Authority, Rev., 5.00%, 6/1/2025 (a)	200	201
Total Oklahoma		8,835
Oregon — 0.1%
City of Portland Sewer System Series 2018 A, Rev., 5.00%, 5/1/2025 (a)	40	40
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oregon — continued
Clackamas and Washington Counties School District No. 3 Series 2015, GO, 5.00%, 6/15/2025 (a) (b)	35	35
County of Washington Series 2016B, GO, 5.00%, 3/1/2025 (a)	20	20
Marion County School District No. 103 Woodburn Series 2015, GO, 5.00%, 6/15/2025 (a) (b)	615	619
Oregon State Lottery
Series 2015 D, Rev., 5.00%, 4/1/2026 (a)	35	35
Series 2015C, Rev., 5.00%, 4/1/2026 (a)	30	30
Salem-Keizer School District No. 24J Series 2018, GO, 5.00%, 6/15/2025 (a)	50	51
State of Oregon Department of Transportation Series A, Rev., 5.00%, 11/15/2026 (a)	200	208
State of Oregon, Article XI-M Seismic Project & Article XI-Q State Project Series F, GO, 5.00%, 5/1/2028 (a)	30	31
Tri-County Metropolitan Transportation District of Oregon Series 2018 A, Rev., 5.00%, 10/1/2029 (a)	100	106
Total Oregon		1,175
Pennsylvania — 4.4%
Allegheny County Higher Education Building Authority, University Refunding Duquesne University Series 2016, Rev., 5.00%, 3/1/2027 (a)	90	92
Allegheny County Hospital Development Authority, Pittsburgh Medical Center
Series 2019 A, Rev., 5.00%, 7/15/2025 (a)	45	45
Series 2019 A, Rev., 5.00%, 7/15/2026 (a)	45	46
Allegheny County Hospital Development Authority, UPMC Health Center Series 1997B, Rev., NATL - RE, 6.00%, 7/1/2027 (a)	75	80
Allegheny County Sanitary Authority, Sewer
Series 2020A, Rev., 4.00%, 6/1/2025 (a)	150	150
Series 2020B, Rev., 4.00%, 6/1/2025 (a)	210	211
Series 2020A, Rev., 5.00%, 6/1/2026 (a)	650	668
Chartiers Valley School District Series B, GO, 5.00%, 4/15/2025 (a) (b)	60	60
City of Philadelphia
Series 2019 A, GO, 5.00%, 8/1/2025 (a)	95	96
Series 2021 A, GO, 5.00%, 5/1/2026 (a)	50	51
Series 2019B, GO, 5.00%, 2/1/2028 (a)	40	42
City of Philadelphia Water and Wastewater
Series 2017, GO, AGM, 5.00%, 8/1/2027 (a)	55	58
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	67

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Series 1997A, Rev., AMBAC, 5.13%, 8/1/2027 (a) (b)	40	42
City of Pittsburgh Series 2020A, GO, 5.00%, 9/1/2026 (a)	300	310
Commonwealth Financing Authority
Series B-1, Rev., AGM, 5.00%, 6/1/2025 (a)	50	50
Series 2019B, Rev., 5.00%, 6/1/2027 (a)	365	383
Series 2020A, Rev., 5.00%, 6/1/2027 (a)	20	21
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2025 (a)	310	312
Rev., 5.00%, 6/1/2027 (a)	485	508
Rev., 5.00%, 6/1/2028 (a)	1,745	1,858
Commonwealth of Pennsylvania
Series 1ST, GO, 5.00%, 9/15/2026 (a)	825	854
Series 2018A, COP, 5.00%, 7/1/2027 (a)	405	425
Series 2016, GO, 5.00%, 9/15/2027 (a)	25	26
County of Allegheny Series C-75, GO, 5.00%, 11/1/2025 (a)	280	284
County of Armstrong, GO, AGM, 4.00%, 6/1/2025 (a)	240	241
County of Bucks Series 2017, GO, 5.00%, 6/1/2025 (a)	25	25
County of Indiana
GO, 3.00%, 12/15/2025 (a)	250	250
GO, 3.00%, 12/15/2026 (a)	435	435
Delaware County Authority, Cabrini University, Rev., 5.00%, 7/1/2027 (a) (b)	1,640	1,713
Delaware Valley Regional Finance Authority, Local Government
Series 1997B, Rev., AMBAC, 5.70%, 7/1/2027 (a)	15	16
Series 1998A, Rev., AMBAC, 5.50%, 8/1/2028 (a)	1,595	1,725
East Hempfield Township Industrial Development Authority, Student Services, Inc. Student Housing Project at Millerville University Series 2015, Rev., 5.00%, 7/1/2025 (a) (b)	60	60
Geisinger Authority, Health System
Series 2020B, Rev., 5.00%, 2/15/2027 (a) (d)	7,700	7,909
Series 2017 A-2, Rev., 5.00%, 2/15/2029 (a)	600	623
Series 2020 C, Rev., 5.00%, 4/1/2030 (a) (d)	1,000	1,078
General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group Series 2019E, Rev., VRDO, LIQ : US Bank NA, 1.55%, 3/3/2025 (a) (d)	23,600	23,600
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Lancaster County Hospital Authority, University of Pennsylvania Health System Series 2016A, Rev., 5.00%, 8/15/2026 (a)	20	21
Marple Newtown School District Series 2016, GO, 5.00%, 6/1/2025 (a)	75	75
Pennsylvania Economic Development Financing Authority, University of Pittsburgh Medical Center
Series 2017A, Rev., 5.00%, 11/15/2026 (a)	65	67
Series 2016, Rev., 5.00%, 3/15/2027 (a)	55	57
Pennsylvania Economic Development Financing Authority, UPMC
Series 2016, Rev., 5.00%, 3/15/2025 (a)	140	140
Series 2014A, Rev., 5.00%, 2/1/2028 (a)	20	20
Pennsylvania Higher Educational Facilities Authority
Series AT-1, Rev., 5.00%, 6/15/2025 (a) (b)	20	20
Series AT-1, Rev., 5.00%, 6/15/2025 (a)	100	101
Series 2017 AU-2, Rev., 5.00%, 6/15/2027 (a) (b)	15	15
Pennsylvania Higher Educational Facilities Authority, State System Higher Education
Series AQ, Rev., 5.00%, 6/15/2025 (a) (b)	5	5
Series AQ, Rev., 5.00%, 6/15/2025 (a)	15	15
Series 2017 AU-2, Rev., 5.00%, 6/15/2027 (a)	35	37
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Series 2015A, Rev., 5.00%, 3/1/2025 (a)	500	500
Pennsylvania State University (The)
Series 2020 E, Rev., 5.00%, 3/1/2025 (a)	30	30
Series B, Rev., 5.00%, 9/1/2028 (a)	40	41
Pennsylvania Turnpike Commission
Rev., VRDO, LOC : TD Bank NA, 2.35%, 3/12/2025 (a) (d)	35,000	35,000
Series 2019, Rev., 5.00%, 12/1/2025 (a)	155	158
Series A-1, Rev., 5.00%, 12/1/2025 (a)	155	156
Series 2016, Rev., 5.00%, 6/1/2026 (a)	75	76
Series 2020B, Rev., 5.00%, 12/1/2026 (a)	400	416
Series 2021 C, Rev., 5.00%, 12/1/2026 (a)	100	104
Series 2019A, Rev., 4.00%, 12/1/2027 (a)	215	222
Series 2016A-1, Rev., 5.00%, 12/1/2027 (a)	100	102
Series 2016A-3, Rev., 5.00%, 12/1/2027 (a)	1,355	1,404
Series 2016 B, Rev., 5.00%, 6/1/2029 (a)	75	77
Series 2017, Rev., 5.00%, 12/1/2029 (a)	50	53
Pennsylvania Turnpike Commission Oil Franchise Tax
Series A, Rev., 5.00%, 12/1/2025 (a)	25	25
Series B, Rev., 5.00%, 12/1/2028 (a)	485	503
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced, Subordinate Series 2017-1, Rev., 5.00%, 6/1/2025 (a)	20	20
Philadelphia Authority for Industrial Development
Series 2019, Rev., 5.00%, 10/1/2025 (a)	1,610	1,628
Series 2019, Rev., 5.00%, 10/1/2028 (a)	200	214
Series 2019, Rev., 5.00%, 10/1/2029 (a)	75	81
Philadelphia Gas Works Co., 1998 General Ordinance
Series 14TH, Rev., 5.00%, 10/1/2025 (a)	25	25
Series 14TH, Rev., 5.00%, 10/1/2026 (a)	30	31
Series 14TH, Rev., 5.00%, 10/1/2028 (a)	300	310
Series 14TH, Rev., 5.00%, 10/1/2029 (a)	325	335
Redevelopment Authority of the City of Philadelphia Series A, Rev., 5.00%, 4/15/2025 (a)	1,000	1,002
Redevelopment Authority of the City of Philadelphia, Service Agreement Series A, Rev., 5.00%, 4/15/2025 (a)	1,360	1,363
School District of Philadelphia (The)
Series 2019 B, GO, 5.00%, 9/1/2026 (a)	1,000	1,032
Series 2019 A, GO, 5.00%, 9/1/2028 (a)	70	74
Series F, GO, 5.00%, 9/1/2028 (a)	5,000	5,133
Southeastern Pennsylvania Transportation Authority
Rev., 5.00%, 3/1/2025 (a)	175	175
Series 2017, Rev., 5.00%, 6/1/2027 (a)	80	84
Series 2017, Rev., 5.00%, 6/1/2029 (a)	60	63
Township of East Coventry
GO, 3.00%, 12/1/2025 (a)	345	345
GO, 3.00%, 12/1/2026 (a)	275	275
Unionville-Chadds Ford School District Series 2016, GO, 5.00%, 6/1/2025 (a)	75	75
Wyalusing Area School District, GO, 3.00%, 4/1/2026 (a)	300	300
Total Pennsylvania		96,352
Rhode Island — 0.1%
City of Pawtucket Series 2024-2, GO, BAN, 4.50%, 10/24/2025 (a)	2,100	2,114
Rhode Island Commerce Corp., Department of Transportation
Series 2016 B, Rev., 5.00%, 6/15/2025 (a)	310	312
Series 2016B, Rev., 5.00%, 6/15/2027 (a)	340	349
Series 2020 A, Rev., 5.00%, 5/15/2028 (a)	280	299
Series 2016 B, Rev., 5.00%, 6/15/2029 (a)	70	72
Total Rhode Island		3,146
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

South Carolina — 0.7%
County Square Redevelopment Corp., Greenville South Carolina Project, Rev., 5.00%, 4/1/2030 (a)	5,900	6,524
Horry County School District
Series 2015A, GO, SCSDE, 5.00%, 3/1/2026 (a)	185	185
Series 2015A, GO, SCSDE, 5.00%, 3/1/2027 (a)	25	25
Piedmont Municipal Power Agency Series 2015A, Rev., 5.00%, 1/1/2026 (a)	1,300	1,302
SCAGO Educational Facilities Corp. for Pickens School District
Series 2015, Rev., 5.00%, 12/1/2025 (a)	375	377
Rev., 5.00%, 12/1/2027 (a)	80	80
SCAGO Educational Facilities Corp. for Pickens School District, Installment Purchase Project Series 2015, Rev., 5.00%, 12/1/2026 (a)	3,420	3,435
South Carolina Jobs-Economic Development Authority, Enerra South Carolina Project Series 2024, Rev., AMT, 3.70%, 12/1/2026 (a) (d) (e)	2,500	2,495
Total South Carolina		14,423
South Dakota — 0.0% ^
City of Sioux Falls Sales Tax Series 2017 A, Rev., 5.00%, 11/15/2026 (a)	50	52
Tennessee — 0.4%
City of Chattanooga Electric Series A, Rev., 4.00%, 9/1/2029 (a)	1,750	1,755
County of Hamilton Series 2018 A, GO, 5.00%, 4/1/2025 (a)	25	25
County of Montgomery Series 2017, GO, 5.00%, 4/1/2025 (a)	750	751
Health Educational and Housing Facility Board of the City of Memphis (The), Arbors Hickory Ridge Project Series 2012, Rev., 6.25%, 1/1/2029 (a) (b)	3,657	4,114
Memphis-Shelby County Industrial Development Board Series 2017B, Rev., 5.00%, 11/1/2025 (a)	120	122
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Northview Project Series 2023B, Rev., 3.60%, 2/1/2028 (a) (d)	1,000	1,008
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Vanderbilt University Medical Center Series 2023 A, Rev., 5.00%, 7/1/2028 (a)	25	27
Metropolitan Government of Nashville and Davidson County Series 2016, GO, 5.00%, 1/1/2027 (a)	300	309
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	69

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
Tennessee Energy Acquisition Corp., Commodity Project Series 2021A, Rev., 5.00%, 11/1/2026 (a)	350	359
Tennessee State School Bond Authority, Higher Educational Facilities Second Program
Series 2015B, Rev., 5.00%, 11/1/2025 (a) (b)	100	101
Series A, Rev., 5.00%, 11/1/2026 (a)	65	68
Total Tennessee		8,639
Texas — 4.6%
Alamo Community College District, Limited Tax Series 2017, GO, 5.00%, 8/15/2027 (a)	25	26
Alamo Community College District, Maintenance Tax, GO, 5.00%, 2/15/2027 (a)	30	31
Arlington Housing Finance Corp., Multi Family Housing 6900 Matlock Road Series 2023, Rev., 4.50%, 4/1/2027 (a) (d)	1,580	1,601
Arlington Independent School District, Unlimited Tax Series 2015, GO, PSF-GTD, 5.00%, 4/17/2025 (a)	25	25
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project Series 2018C, Rev., 5.00%, 8/1/2025 (a)	225	227
Austin Independent School District, Unlimited Tax
Series A, GO, PSF-GTD, 4.00%, 8/1/2025 (a) (b)	1,000	1,005
Series 2019, GO, PSF-GTD, 5.00%, 8/1/2029 (a)	35	37
Birdville Independent School District, Unlimited Tax Series 2021, GO, PSF-GTD, 5.00%, 2/15/2026 (a)	440	450
Board of Regents of the University of Texas System
Series 2016 D, Rev., 5.00%, 8/15/2026 (a)	300	310
Series 2016 J, Rev., 5.00%, 8/15/2026 (a)	25	26
Series 2016B, Rev., 5.00%, 8/15/2026 (a)	45	47
Series 2021 A, Rev., 5.00%, 8/15/2027 (a)	95	100
Canutillo Independent School District, Unlimited Tax Series 2015, GO, PSF-GTD, 4.00%, 8/15/2025 (a) (b)	940	944
Celina Independent School District, Unlimited Tax Series 2016, GO, PSF-GTD, 5.00%, 8/15/2029 (a)	1,300	1,323
Central Texas Regional Mobility Authority, Senior Lien Series A, Rev., 5.00%, 7/1/2025 (a) (b)	115	115
Central Texas Regional Mobility Authority, Subordinate Lien Series 2021C, Rev., BAN, 5.00%, 1/1/2027 (a)	35	36
City of Austin Water and Wastewater System
Series 2015A, Rev., 5.00%, 5/15/2025 (a) (b)	25	25
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Series 2021, Rev., 5.00%, 11/15/2026 (a)	275	286
Series 2022, Rev., 5.00%, 11/15/2026 (a)	300	312
Series 2024, Rev., 5.00%, 11/15/2028 (a)	1,000	1,080
City of Austin, Airport System Series 2017 A, Rev., 5.00%, 11/15/2028 (a)	50	52
City of Austin, Water and Wastewater System Series 2017, Rev., 5.00%, 11/15/2028 (a)	280	295
City of Corpus Christi
GO, 5.00%, 3/1/2025 (a)	500	500
Series 2015, GO, 5.00%, 3/1/2025 (a)	100	100
City of Dallas Series 2017, GO, 5.00%, 2/15/2026 (a)	320	327
City of Denton, Utility System
Series 2017, Rev., 5.00%, 12/1/2027 (a)	225	233
Series 2017, Rev., 5.00%, 12/1/2028 (a)	125	129
City of El Paso Municipal Drainage Utility System Series 2017, Rev., 5.00%, 3/1/2025 (a)	500	500
City of Fort Worth
Series 2016, GO, 5.00%, 3/1/2025 (a)	165	165
Series 2015A, GO, 5.00%, 3/1/2026 (a)	45	45
Series 2016, GO, 5.00%, 3/1/2026 (a)	90	92
City of Fort Worth Water and Sewer System
Series 2015A, Rev., 5.00%, 2/15/2026 (a)	25	25
Series 2020A, Rev., 5.00%, 2/15/2026 (a)	130	133
Series 2020A, Rev., 5.00%, 2/15/2027 (a)	165	172
City of Frisco Series 2015A, GO, 5.00%, 2/15/2027 (a)	90	90
City of Garland Series 2018, GO, 5.00%, 2/15/2027 (a)	75	78
City of Georgetown, Utilities System Series 2022, Rev., AGM, 5.00%, 8/15/2027 (a)	70	74
City of Houston
Series 2019 A, GO, 5.00%, 3/1/2025 (a)	80	80
Series 2017 A, GO, 5.00%, 3/1/2026 (a)	30	31
Series 2017 A, GO, 5.00%, 3/1/2028 (a)	265	276
City of Houston Airport System, Subordinate Lien Series 2018D, Rev., 5.00%, 7/1/2027 (a)	65	68
City of Houston Combined Utility System, First Lien
Series 2015D, Rev., 5.00%, 11/15/2025 (a)	300	305
Series 2016 B, Rev., 5.00%, 11/15/2025 (a)	570	579
Series 2018 D, Rev., 5.00%, 11/15/2025 (a)	20	20
City of Houston, Airport System, Subordinate Lien
Series 2018D, Rev., 5.00%, 7/1/2025 (a)	75	76
Series 2020B, Rev., 5.00%, 7/1/2026 (a)	35	36
Series 2020B, Rev., 5.00%, 7/1/2027 (a)	25	26
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2023B, Rev., AGM, 5.00%, 7/1/2028 (a)	30	32
City of Houston, Combined Utility System, First Lien
Series 2014D, Rev., 5.00%, 11/15/2026 (a)	20	20
Series 2024 A, Rev., 5.00%, 11/15/2026 (a)	1,000	1,039
Series 2014D, Rev., 5.00%, 11/15/2027 (a)	20	20
Series 2015D, Rev., 5.00%, 11/15/2027 (a)	1,015	1,028
City of Houston, Public Improvement
Series 2017A, GO, 5.00%, 3/1/2025 (a)	135	135
Series 2019A, GO, 5.00%, 3/1/2027 (a)	105	110
City of Lubbock Series 2018, GO, 5.00%, 2/15/2026 (a)	20	20
City of Lubbock, Electric Light and Power System
Series 2018, Rev., 5.00%, 4/15/2026 (a)	250	256
Series 2018, Rev., 5.00%, 4/15/2027 (a)	480	501
Series 2021, Rev., 5.00%, 4/15/2028 (a)	50	53
City of San Antonio
GO, 5.00%, 2/1/2027 (a)	2,000	2,088
Series 2015, GO, 5.00%, 2/1/2027 (a)	35	35
City of San Antonio Electric and Gas Systems
Series 2016, Rev., 5.00%, 2/1/2026 (a)	125	128
Series 2017, Rev., 5.00%, 2/1/2026 (a)	55	56
Series 2018 A, Rev., 5.00%, 2/1/2026 (a)	585	597
Series 2016, Rev., 5.00%, 2/1/2027 (a)	1,925	1,982
Rev., 5.00%, 2/1/2030 (a)	1,355	1,394
Series 2024D, Rev., 5.00%, 2/1/2030 (a)	1,000	1,099
City of San Antonio, Combination Tax, GO, 5.00%, 2/1/2029 (a)	1,125	1,221
City of San Antonio, Electric and Gas Systems Series 2018, Rev., 5.00%, 2/1/2027 (a)	505	526
City of San Antonio, General Improvement, GO, 5.00%, 8/1/2027 (a)	145	153
City of San Marcos Series 2014A, GO, 5.00%, 8/15/2025 (a)	75	75
Clint Independent School District Series 2015, GO, PSF-GTD, 5.00%, 8/15/2025 (a) (b)	75	76
Comal Independent School District, Unlimited Tax Series 2017, GO, PSF-GTD, 5.00%, 2/1/2028 (a)	35	36
Conroe Independent School District, Unlimited Tax Series 2019, GO, PSF-GTD, 5.00%, 2/15/2026 (a)	30	31
County of Bastrop, Combination Tax, GO, 5.00%, 8/1/2029 (a)	985	1,071
County of Fort Bend, Unlimited Tax
Series A, GO, 5.00%, 3/1/2027 (a)	90	92
Series A, GO, 5.00%, 3/1/2028 (a)	95	97
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
County of Harris Toll Road Series 2023A, Rev., 5.00%, 8/15/2029 (a)	865	945
County of Harris Toll Road, First Lien Series 2022A, Rev., 5.00%, 8/15/2026 (a)	45	47
County of Harris, First Lien Series 2022A, Rev., 5.00%, 8/15/2027 (a)	20	21
County of Harris, Senior Lien Series 2016 A, Rev., 5.00%, 8/15/2026 (a)	30	31
County of Harris, Toll Road, Senior Lien
Series 2016A, Rev., 5.00%, 8/15/2028 (a)	80	83
Series 2016 A, Rev., 5.00%, 8/15/2029 (a)	1,145	1,180
County of Hays Series 2017, GO, 5.00%, 2/15/2028 (a)	25	26
County of Williamson, Limited Tax Series 2015, GO, 5.00%, 2/15/2028 (a)	50	50
Cypress-Fairbanks Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2028 (a)	3,350	3,576
Dallas Area Rapid Transit, Sales Tax, Senior Lien
Series 2016A, Rev., 5.00%, 12/1/2025 (a) (b)	265	269
Series 2019, Rev., 5.00%, 12/1/2026 (a)	20	21
Dallas County Utility and Reclamation District, Unlimited Tax Series 2016, GO, 5.00%, 2/15/2028 (a)	300	317
Dallas Fort Worth International Airport
Series 2023B, Rev., 5.00%, 11/1/2025 (a)	4,000	4,059
Series 2021B, Rev., 5.00%, 11/1/2026 (a)	35	36
Series 2020 A, Rev., 5.00%, 11/1/2027 (a)	65	69
Series 2020 B, Rev., 5.00%, 11/1/2027 (a)	25	26
Series 2023B, Rev., 5.00%, 11/1/2027 (a)	1,000	1,059
Series 2023B, Rev., 5.00%, 11/1/2028 (a)	1,250	1,348
Dallas Independent School District, Unlimited Tax
Series 2015, GO, PSF-GTD, 5.00%, 5/22/2025 (a)	25	25
Series 2016 A, GO, PSF-GTD, 5.00%, 5/22/2025 (a)	140	141
Series 2020, GO, PSF-GTD, 5.00%, 2/15/2026 (a)	30	31
El Paso Independent School District Series 2015A, GO, PSF-GTD, 5.00%, 8/15/2025 (a) (b)	185	187
Florence Independent School District, Unlimited Tax
GO, PSF-GTD, 3.00%, 8/15/2026 (a)	230	230
GO, PSF-GTD, 3.00%, 8/15/2027 (a)	115	115
Frisco Independent School District, Unlimited Tax Series 2017, GO, PSF-GTD, 4.00%, 8/15/2028 (a)	3,495	3,572
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	71

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Grady Independent School District, Unlimited Tax Series 2018B, GO, PSF-GTD, 5.00%, 2/15/2026 (a) (b)	45	46
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2020C-3, Rev., 5.00%, 12/1/2026 (a) (d)	1,845	1,906
Series 2019 A, Rev., 5.00%, 12/1/2027 (a)	20	21
Harris County Cultural Education Facilities Finance Corp., Texas Medical Center Series 2019 A, Rev., 5.00%, 5/15/2025 (a)	200	201
Humble Independent School District Series 2016 C, GO, 5.00%, 2/15/2026 (a)	55	56
Irving Independent School District Series 2015, GO, PSF-GTD, 5.00%, 2/15/2028 (a)	25	25
Katy Independent School District Series D, GO, PSF-GTD, 5.00%, 2/15/2026 (a)	240	245
Keller Independent School District, Unlimited Tax
Series 2014A, GO, PSF-GTD, 5.00%, 8/15/2026 (a)	25	25
Series 2015, GO, PSF-GTD, 5.00%, 8/15/2026 (a)	1,000	1,002
Lamar Consolidated Independent School District, Unlimited Tax Series 2018, GO, PSF-GTD, 5.00%, 2/15/2026 (a)	60	61
Lewisville Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/15/2026 (a)	825	853
Lower Colorado River Authority, LCRA Transmission services Corp. Project Series 2023, Rev., AGM, 5.00%, 5/15/2028 (a)	20	21
Lower Colorado River Authority, LCRA Transmission Services Corp. Project
Rev., 5.00%, 5/15/2025 (a)	245	247
Series 2023A, Rev., AGM, 5.00%, 5/15/2026 (a)	890	915
Series 2019, Rev., 5.00%, 5/15/2027 (a)	245	257
Series 2021, Rev., 5.00%, 5/15/2027 (a)	75	79
Series 2022, Rev., 5.00%, 5/15/2027 (a)	85	89
Series 2023, Rev., AGM, 5.00%, 5/15/2027 (a)	20	21
Series 2023A, Rev., AGM, 5.00%, 5/15/2027 (a)	60	63
Series 2019, Rev., 5.00%, 5/15/2028 (a)	80	85
Series 2022, Rev., 5.00%, 5/15/2028 (a)	275	294
Lytle Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 2/15/2028 (a)	255	263
Metropolitan Transit Authority of Harris County Sales and Use Tax, Rev., 5.00%, 11/1/2029 (a)	1,000	1,076
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Mission Economic Development Corp., Republic Services, Inc., Project Series 2020A, Rev., AMT, 3.70%, 5/1/2025 (a) (d)	2,000	2,000
New Hope Cultural Education Facilities Finance Corp., Children's Health System of Texas Project Series 2017A, Rev., 5.00%, 8/15/2029 (a)	1,750	1,834
New Hope Cultural Education Facilities Finance Corp., Student Housing CHF Collegiate Housing Stephenville Tarleton State University Project Series A, Rev., 5.00%, 4/1/2025 (a) (b)	2,500	2,504
North Harris County Regional Water Authority, Senior Lien
Series 2016, Rev., 5.00%, 12/15/2027 (a)	75	78
Series 2016, Rev., 5.00%, 12/15/2028 (a)	530	549
Series 2016, Rev., 5.00%, 12/15/2029 (a)	190	197
North Texas Tollway Authority Series 2016 A, Rev., 5.00%, 1/1/2028 (a)	30	31
North Texas Tollway Authority, First Tier Series A, Rev., 5.00%, 1/1/2028 (a)	200	204
North Texas Tollway Authority, Second Tier
Series 2020 C, Rev., 5.00%, 1/1/2026 (a)	75	76
Series 2019 B, Rev., 5.00%, 1/1/2027 (a)	75	78
Series B, Rev., 5.00%, 1/1/2027 (a)	295	300
Series 2019 B, Rev., 5.00%, 1/1/2029 (a)	215	232
Series B, Rev., 5.00%, 1/1/2029 (a)	20	20
Permanent University Fund - Texas A&M University System
Series 2015A, Rev., 5.50%, 7/1/2026 (a)	95	96
Series 2017 A, Rev., 5.00%, 7/1/2027 (a)	80	84
Plano Independent School District Series 2016 A, GO, PSF-GTD, 5.00%, 2/15/2026 (a)	25	26
Plano Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2027 (a)	3,500	3,657
GO, PSF-GTD, 5.00%, 2/15/2029 (a)	1,800	1,956
San Antonio Independent School District Series 2015, GO, PSF-GTD, 5.00%, 2/15/2026 (a)	110	110
San Antonio Public Facilities Corp., Convention Center Facility Project Series 2022, Rev., 5.00%, 9/15/2028 (a)	20	21
San Antonio Water System, Junior Lien
Series 2016 A, Rev., 5.00%, 5/15/2025 (a)	120	121
Series 2021 A, Rev., 5.00%, 5/15/2025 (a)	20	20
Southwest Higher Education Authority, Inc., Southern Methodist University Project Series 2016 A, Rev., 5.00%, 10/1/2026 (a)	325	337
Spring Independent School District, Unlimited Tax Series 2024 B, GO, 5.00%, 8/15/2029 (a)	500	543
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
State of Texas, Public Finance Authority Series 2017A, GO, 5.00%, 10/1/2027 (a)	1,500	1,588
State of Texas, Transportation Commission Mobility Fund
Series 2016 A, GO, 5.00%, 4/1/2025 (a)	25	25
Series 2024, GO, 5.00%, 10/1/2027 (a)	2,535	2,684
Series 2015-A, GO, 5.00%, 10/1/2028 (a)	1,000	1,012
Series 2024, GO, 5.00%, 10/1/2028 (a)	4,000	4,317
State of Texas, Veterans Series 2011A, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.90%, 3/7/2025 (a) (d)	9,535	9,535
State of Texas, Veterans Housing Assistance Program Series 2008B, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.90%, 3/7/2025 (a) (d)	4,575	4,575
State of Texas, Water Financial Assistance Series 2021 B, GO, 4.00%, 8/1/2029 (a)	410	411
Tarrant County College District Series 2020, GO, 5.00%, 8/15/2026 (a)	105	109
Tarrant Regional Water District Water Supply System Series 2015, Rev., 5.00%, 3/1/2028 (a)	25	25
Tarrant Regional, Water Control and Improvement District, Water System, Rev., 5.00%, 3/1/2025 (a)	50	50
Texas Department of Transportation State Highway Fund, First Tier
Series 2024, Rev., 5.00%, 4/1/2025 (a)	90	90
Series 2008, Rev., 5.25%, 4/1/2025 (a)	35	35
Series 2015, Rev., 5.00%, 10/1/2026 (a)	55	57
Texas Home Collaborative, 1518 Apartments Series 2023, Rev., 5.00%, 10/1/2026 (a) (d)	3,325	3,388
Texas Municipal Gas Acquisition and Supply Corp. IV Gas supply Series 2023A, Rev., 5.50%, 1/1/2030 (d)	2,010	2,153
Texas Public Finance Authority Series 2019, Rev., 5.00%, 2/1/2026 (a)	30	31
Texas State Technical College Series 2022 A, Rev., AGM, 5.00%, 8/1/2028 (a)	385	412
Texas State University System Series 2017 A, Rev., 5.00%, 3/15/2026 (a)	100	102
Texas Tech University System Series 2017 A, Rev., 5.00%, 2/15/2026 (a)	110	112
Texas Water Development Board, State Revolving Fund Series 2020, Rev., 5.00%, 8/1/2026 (a)	140	145
Texas Water Development Board, State Water Implementation Fund
Series 2017 A, Rev., 5.00%, 4/15/2025 (a)	50	50
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Series 2018 B, Rev., 5.00%, 4/15/2025 (a)	20	20
Series 2019 A, Rev., 5.00%, 4/15/2025 (a)	310	311
Travis County Water Control and Improvement District No. 17, Texas Steiner Ranch Defined Area Unlimited Tax
GO, 4.00%, 5/1/2025 (a)	300	300
GO, 4.00%, 5/1/2026 (a)	280	283
Trinity River Authority, Central Regional Wastewater System
Series 2016, Rev., 5.00%, 8/1/2026 (a)	35	36
Series 2019, Rev., 5.00%, 8/1/2026 (a)	100	103
Series 2017, Rev., 5.00%, 8/1/2029 (a)	25	26
Trinity River Authority, Water Project, Rev., 5.00%, 2/1/2026 (a)	285	291
University of Houston
Series 2016 A, Rev., 4.00%, 2/15/2026 (a)	20	20
Series 2020 A, Rev., 5.00%, 2/15/2026 (a)	100	102
Series 2016A, Rev., 4.00%, 2/15/2027 (a)	25	25
Series 2017 C, Rev., 5.00%, 2/15/2028 (a)	40	41
University of North Texas System
Series 2018 A, Rev., 5.00%, 4/15/2025 (a)	350	351
Series 2017 A, Rev., 5.00%, 4/15/2028 (a)	125	131
Upper Trinity Regional Water District, Water Supply System Series 2020, Rev., 5.00%, 8/1/2025 (a)	1,000	1,009
Total Texas		100,828
Utah — 0.1%
Alpine School District, Utah School Bond Guaranty Program Series 2017, GO, 5.00%, 3/15/2026 (a)	25	26
Provo City School District Municipal Building Authority Series 2022, Rev., 5.00%, 3/15/2027 (a)	195	204
University of Utah (The) Series 2017 A, Rev., 5.00%, 8/1/2026 (a)	75	77
Utah Infrastructure Agency, Tax-Exempt Telecommunications, Rev., 3.00%, 10/15/2025 (a)	125	124
Utah Transit Authority Series 2015 A, Rev., 5.00%, 6/15/2025 (a) (b)	2,000	2,013
Utah Transit Authority, Sales Tax Series 2015 A, Rev., 5.00%, 6/15/2025 (a)	400	402
Total Utah		2,846
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	73

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — 5.0%
Alexandria Redevelopment and Housing Authority, Multi-Family Housing 431 S Columbus State Block 4 Series 2024, Rev., 3.40%, 12/1/2025 (a) (d)	1,500	1,501
City of Harrisonburg Series 2021 A, GO, 5.00%, 7/15/2025 (a)	175	176
City of Portsmouth Series 2017A, GO, 5.00%, 7/15/2026 (a)	70	72
City of Richmond Series 2017 D, GO, 5.00%, 3/1/2027 (a)	30	31
Embrey Mill Community Development Authority, 5.60%, 3/1/2025 (a) (b)	1,110	1,110
Fairfax County Economic Development Authority, Silver Line Phase I Project Series 2016, Rev., 5.00%, 4/1/2025 (a)	90	90
Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project Series 2018C, Rev., VRDO, 2.30%, 3/12/2025 (a) (d)	26,100	26,100
Hampton Roads Sanitation District
Series 2024 A, Rev., 5.00%, 11/1/2025 (a)	1,500	1,523
Series 2016 A, Rev., 5.00%, 8/1/2026 (a) (b)	50	52
Hampton Roads Transportation Accountability Commission, Transportation Fund, Senior Lien Series 2021A, Rev., BAN, 5.00%, 7/1/2026 (a) (b)	4,090	4,210
Lynchburg Economic Development Authority, Centra Health Obligated Group Series 2017 B, Rev., VRDO, LOC : Truist Bank, 1.50%, 3/3/2025 (a) (d)	15,000	15,000
Roanoke Economic Development Authority, Carilion Health System Obligated Group Series 2005A, Rev., VRDO, LIQ : PNC Bank NA, 1.85%, 3/7/2025 (a) (d)	30,000	30,000
Virginia College Building Authority Educational Facilities, 21St Century College and Equipment Programs
Series 2014B, Rev., 4.00%, 9/1/2025 (a)	20	20
Series 2020 A, Rev., 5.00%, 2/1/2026 (a)	260	266
Series A, Rev., 5.00%, 2/1/2026 (a)	125	128
Series 2020 A, Rev., 5.00%, 2/1/2027 (a)	30	31
Series 2017 A, Rev., 5.00%, 9/1/2027 (a)	50	53
Virginia Commonwealth Transportation Board, Capital Projects
Series 2016, Rev., 5.00%, 5/15/2025 (a)	20	20
Series 2024, Rev., 5.00%, 5/15/2025 (a)	20	20
Series 2017 A, Rev., 5.00%, 5/15/2026 (a)	75	77
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — continued
Virginia Commonwealth Transportation Board, Federal Transportation
Rev., GAN, 5.00%, 9/15/2026 (a)	20	21
Rev., GAN, 5.00%, 9/15/2028 (a)	750	792
Virginia Public Building Authority
Series 2017A, Rev., 4.00%, 8/1/2027 (a)	830	856
Series 2020 B, Rev., 5.00%, 8/1/2027 (a)	25	26
Virginia Public School Authority Series XI, Rev., 5.00%, 4/15/2025 (a)	50	50
Virginia Small Business Financing Authority, Environmental Facilities Pure Salmon Virginia LLC Project, Rev., AMT, 4.00%, 11/20/2025 (a) (d)	3,350	3,353
Wise County Industrial Development Authority, Electric and Power Co. Project Series 2009A, Rev., 0.75%, 9/2/2025 (a) (d)	22,765	22,311
Total Virginia		107,889
Washington — 1.1%
Auburn School District No. 408 of King and Pierce Counties, Unlimited Tax Series 2020, GO, 5.00%, 12/1/2025 (a)	25	25
Central Puget Sound Regional Transit Authority Series 2021 S 1, Rev., 5.00%, 11/1/2025 (a)	945	960
City of Seattle Municipal Light and Power
Series 2016B, Rev., 5.00%, 4/1/2025 (a)	45	45
Series 2018 A, Rev., 5.00%, 1/1/2026 (a)	185	189
Series 2019 B, Rev., 5.00%, 2/1/2026 (a)	70	72
Clark County Public Utility District No. 1 Electric
Series 2024, Rev., 5.00%, 1/1/2027 (a)	1,600	1,666
Series 2024, Rev., 5.00%, 1/1/2030 (a)	875	960
County of King Sewer Series 2016 B, Rev., 5.00%, 7/1/2025 (a)	40	40
Energy Northwest, Project 1
Series 2024 B, Rev., 5.00%, 7/1/2026 (a)	2,420	2,498
Series 2017-A, Rev., 5.00%, 7/1/2027 (a)	250	263
Series 2020 A, Rev., 5.00%, 7/1/2027 (a)	85	90
Series 2024 B, Rev., 5.00%, 7/1/2027 (a)	1,000	1,054
Franklin County School District No. 1 Pasco, Unlimited Tax Series 2015, GO, 5.00%, 12/1/2025 (a)	3,600	3,604
FYI Properties Series 2019, Rev., 5.00%, 6/1/2025 (a)	50	50
FYI Properties, State of Washington District Project Series 2019, Rev., 5.00%, 6/1/2027 (a)	45	47
Pierce County School District No. 10 Tacoma Series 2015, GO, 5.00%, 12/1/2025 (a) (b)	1,000	1,016
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
Pierce County School District No. 10 Tacoma, Unlimited Tax Series 2015, GO, 5.00%, 12/1/2025 (a) (b)	1,125	1,143
Pierce County School District No. 3 Puyallup, Unlimited Tax Series 2022 B, GO, 5.00%, 12/1/2025 (a)	35	36
Pierce County School District No. 320 Sumner Series 2016, GO, 5.00%, 12/1/2025 (a)	40	41
Port of Seattle, Intermediate Lien
Series 2016, Rev., 5.00%, 2/1/2026 (a)	55	56
Series 2022A, Rev., 5.00%, 8/1/2026 (a)	60	62
Series 2016, Rev., 5.00%, 2/1/2027 (a)	465	475
Series A, Rev., 5.00%, 5/1/2027 (a)	45	47
Series 2022A, Rev., 5.00%, 8/1/2027 (a)	250	263
Rev., 5.00%, 2/1/2028 (a)	140	143
Series 2022A, Rev., 5.00%, 8/1/2028 (a)	145	156
Series 2016, Rev., 5.00%, 2/1/2029 (a)	155	158
State of Washington Motor Vehicle Fuel Tax Series R-2021A, GO, 5.00%, 6/1/2027 (a)	125	131
State of Washington, Various Purpose
Series 2019 C, GO, 5.00%, 2/1/2026 (a)	145	148
Series R-2017A, GO, 5.00%, 8/1/2026 (a)	85	88
Series R-2018C, GO, 5.00%, 8/1/2026 (a)	50	52
Series 2020C, GO, 5.00%, 2/1/2027 (a)	30	31
Series 2021 C, GO, 5.00%, 2/1/2027 (a)	30	31
Series 2024 C, GO, 5.00%, 2/1/2027 (a)	1,320	1,380
Series 2018 A, GO, 5.00%, 8/1/2027 (a)	40	42
Series 2020A, GO, 5.00%, 8/1/2027 (a)	85	90
Series R-2017A, GO, 5.00%, 8/1/2027 (a)	40	41
Series R-2018 D, GO, 5.00%, 8/1/2027 (a)	135	142
Series 2016 B, GO, 5.00%, 7/1/2029 (a)	4,375	4,450
University of Washington Series 2020C, Rev., 5.00%, 4/1/2025 (a) (b)	20	20
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center Series 2015, Rev., 5.00%, 7/1/2025 (a) (b)	25	25
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance, Rev., 5.00%, 3/1/2025 (a)	185	185
Washington State Housing Finance Commission, Herons Key Senior Living Series A, Rev., 7.00%, 7/1/2025 (a) (b) (e)	1,800	1,820
Total Washington		23,835
West Virginia — 0.3%
Berkeley County Board of Education, GO, 5.00%, 5/1/2025 (a)	360	361
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

West Virginia — continued
West Virginia Commissioner of Highways
Series 2017A, Rev., 5.00%, 9/1/2025 (a)	20	20
Series 2017A, Rev., 5.00%, 9/1/2027 (a)	120	126
Series 2017A, Rev., 5.00%, 9/1/2028 (a)	375	395
Series 2017A, Rev., 5.00%, 9/1/2029 (a)	30	32
West Virginia Economic Development Authority, Correctional Juvenile and Public Safety Facilities Series 2012A, Rev., 5.00%, 6/1/2025 (a)	625	626
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project Series 2011A, Rev., AMT, 1.00%, 9/1/2025 (a) (d)	5,650	5,557
Total West Virginia		7,117
Wisconsin — 1.5%
City of Milwaukee, Promissory Notes Series N2, GO, 4.00%, 3/15/2025 (a)	100	100
County of Dane Series 2023A, GO, 5.00%, 6/1/2027 (a)	405	426
County of Juneau, GO, 4.00%, 3/1/2025 (a)	3,600	3,600
Public Finance Authority, Celanese Corp. Series A-2, Rev., AMT, 3.70%, 5/1/2025 (a) (d)	3,000	3,000
Public Finance Authority, KU Campus Development Corp., Center District Development Project Series 2016, Rev., 5.00%, 3/1/2026 (a)	120	122
State of Wisconsin
Series 2016A, GO, 5.00%, 5/1/2025 (a) (b)	2,180	2,188
Series 2017 A, GO, 5.00%, 5/1/2025 (a)	25	25
Series 2017 B, GO, 5.00%, 5/1/2025 (a) (b)	85	85
Series 2016-2, GO, 5.00%, 11/1/2026 (a)	30	31
Wisconsin Department of Transportation
Series 2017-1, Rev., 5.00%, 7/1/2025 (a)	350	353
Series 2017 1, Rev., 5.00%, 7/1/2026 (a)	20	21
Series 2017 2, Rev., 5.00%, 7/1/2026 (a)	100	103
Wisconsin Health and Educational Facilities Authority, Ascension Health Credit Group Series 2016 A, Rev., 5.00%, 11/15/2027 (a)	515	528
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group
Series 2016A, Rev., 5.00%, 11/15/2026 (a)	350	359
Series 2016A, Rev., 5.00%, 11/15/2028 (a)	595	610
Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Obligated Group Series 2021B, Rev., VRDO, LIQ : US Bank NA, 1.70%, 3/3/2025 (a) (d)	20,000	20,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	75

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Health and Educational Facilities Authority, Hospital Sisters Services, Inc., Obligated Group Series 2014A, Rev., 5.00%, 11/15/2025 (a)	220	220
Wisconsin Health and Educational Facilities Authority, Unity Point Health Series 2014A, Rev., 5.00%, 12/1/2025 (a)	145	145
Total Wisconsin		31,916
Total Municipal Bonds (Cost $1,963,485)		1,965,433
	SHARES (000)
Short-Term Investments — 10.0%
Investment Companies — 10.0%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.59% (g) (h) (Cost $217,357)	217,343	217,364
Total Investments — 100.1% (Cost $2,180,842)		2,182,797
Liabilities in Excess of Other Assets — (0.1)%		(1,224)
NET ASSETS — 100.0%		2,181,573

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2025.
(d)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of February 28, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Municipal Bond Funds	February 28, 2025

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2025
(Amounts in thousands, except per share amounts)

	JPMorgan California Tax Free Bond Fund	JPMorgan National Municipal Income Fund	JPMorgan New York Tax Free Bond Fund
ASSETS:
Investments in non-affiliates, at value	$342,501	$1,860,663	$372,426
Investments in affiliates, at value	36,833	145,229	20,688
Options purchased, at value	3	16	3
Cash	—	— (a)	—
Receivables:
Investment securities sold — delayed delivery securities	30	620	25
Fund shares sold	79	308	278
Interest from non-affiliates	3,260	22,038	4,186
Dividends from affiliates	68	269	45
Total Assets	382,774	2,029,143	397,651
LIABILITIES:
Payables:
Due to custodian	— (a)	—	— (a)
Investment securities purchased	—	2,927	1,073
Investment securities purchased — delayed delivery securities	5,149	13,899	2,895
Fund shares redeemed	103	1,316	910
Accrued liabilities:
Investment advisory fees	61	367	65
Administration fees	10	61	11
Distribution fees	24	78	27
Service fees	8	79	11
Custodian and accounting fees	9	56	8
Trustees’ and Chief Compliance Officer’s fees	—	— (a)	— (a)
Other	56	139	49
Total Liabilities	5,420	18,922	5,049
Net Assets	$377,354	$2,010,221	$392,602

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	77

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2025 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan California Tax Free Bond Fund	JPMorgan National Municipal Income Fund	JPMorgan New York Tax Free Bond Fund
NET ASSETS:
Paid-in-Capital	$392,640	$2,186,542	$400,923
Total distributable earnings (loss)	(15,286)	(176,321)	(8,321)
Total Net Assets	$377,354	$2,010,221	$392,602
Net Assets:
Class A	$101,429	$390,588	$116,584
Class C	6,928	5,212	7,551
Class I	105,090	616,103	140,600
Class R6	163,907	998,318	127,867
Total	$377,354	$2,010,221	$392,602
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	9,861	38,187	18,138
Class C	679	525	1,174
Class I	10,480	61,589	21,752
Class R6	16,350	99,797	19,791
Net Asset Value (a):
Class A — Redemption price per share	$10.29	$10.23	$6.43
Class C — Offering price per share (b)	10.19	9.93	6.43
Class I — Offering and redemption price per share	10.03	10.00	6.46
Class R6 — Offering and redemption price per share	10.02	10.00	6.46
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$10.69	$10.63	$6.68
Cost of investments in non-affiliates	$339,473	$1,827,029	$369,294
Cost of investments in affiliates	36,832	145,224	20,686
Cost of options purchased	6	34	7

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Municipal Bond Funds	February 28, 2025

	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
ASSETS:
Investments in non-affiliates, at value	$764,447	$627,287	$1,965,433
Investments in affiliates, at value	21,444	57,116	217,364
Options purchased, at value	3	5	—
Receivables:
Due from custodian	1,509	—	—
Investment securities sold	268	15	6,106
Investment securities sold — delayed delivery securities	230	1,198	—
Fund shares sold	6,655	154	2,481
Interest from non-affiliates	9,599	6,538	25,691
Dividends from affiliates	45	88	230
Due from adviser	—	—	11
Total Assets	804,200	692,401	2,217,316
LIABILITIES:
Payables:
Due to custodian	—	25	1,050
Investment securities purchased	2,054	1,951	7,022
Investment securities purchased — delayed delivery securities	7,132	10,775	18,566
Fund shares redeemed	331	376	8,261
Accrued liabilities:
Investment advisory fees	82	136	—
Administration fees	3	30	—
Distribution fees	17	51	39
Service fees	31	14	314
Custodian and accounting fees	13	11	58
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	— (a)
Other	89	68	433
Total Liabilities	9,752	13,437	35,743
Net Assets	$794,448	$678,964	$2,181,573

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	79

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2025 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
NET ASSETS:
Paid-in-Capital	$855,879	$734,862	$2,220,159
Total distributable earnings (loss)	(61,431)	(55,898)	(38,586)
Total Net Assets	$794,448	$678,964	$2,181,573
Net Assets:
Class A	$84,416	$246,032	$208,973
Class C	1,326	7,242	—
Class I	391,871	264,191	1,972,600
Class R6	316,835	161,499	—
Total	$794,448	$678,964	$2,181,573
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	8,319	22,598	20,859
Class C	129	671	—
Class I	38,381	24,387	197,103
Class R6	31,045	14,910	—
Net Asset Value (a):
Class A — Redemption price per share	$10.15	$10.89	$10.02
Class C — Offering price per share (b)	10.26	10.78	—
Class I — Offering and redemption price per share	10.21	10.83	10.01
Class R6 — Offering and redemption price per share	10.21	10.83	—
Class A maximum sales charge	2.25%	3.75%	— %
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$10.38	$11.31	$—
Cost of investments in non-affiliates	$761,173	$613,884	$1,963,485
Cost of investments in affiliates	21,443	57,113	217,357
Cost of options purchased	7	11	—

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Municipal Bond Funds	February 28, 2025

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 28, 2025
(Amounts in thousands)

	JPMorgan California Tax Free Bond Fund	JPMorgan National Municipal Income Fund	JPMorgan New York Tax Free Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$10,736	$80,129	$13,230
Interest income from affiliates	1	1	— (a)
Dividend income from affiliates	809	3,449	726
Total investment income	11,546	83,579	13,956
EXPENSES:
Investment advisory fees	995	6,230	1,122
Administration fees	249	1,561	281
Distribution fees:
Class A	263	957	292
Class C	60	44	70
Service fees:
Class A	263	957	292
Class C	20	14	23
Class I	214	1,492	318
Custodian and accounting fees	58	155	52
Interest expense to affiliates	1	4	— (a)
Professional fees	55	66	59
Trustees’ and Chief Compliance Officer’s fees	26	32	27
Printing and mailing costs	28	107	29
Registration and filing fees	68	174	60
Transfer agency fees (See Note 2.I.)	8	30	13
Other	13	39	16
Total expenses	2,321	11,862	2,654
Less fees waived	(777)	(3,757)	(875)
Less expense reimbursements	(60)	—	(71)
Net expenses	1,484	8,105	1,708
Net investment income (loss)	10,062	75,474	12,248

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	81

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 28, 2025 (continued)
(Amounts in thousands)
	JPMorgan California Tax Free Bond Fund	JPMorgan National Municipal Income Fund	JPMorgan New York Tax Free Bond Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(906)	$(19,560)	$(563)
Investments in affiliates	(1)	8	(1)
Options purchased	(35)	(207)	(39)
Futures contracts	359	1,754	425
Options written	26	155	29
Net realized gain (loss)	(557)	(17,850)	(149)
Distribution of capital gains received from investment company affiliates	—	— (a)	—
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(1,586)	15,281	(2,427)
Investments in affiliates	1	2	1
Options purchased	(3)	(18)	(4)
Futures contracts	—	(154)	—
Change in net unrealized appreciation/depreciation	(1,588)	15,111	(2,430)
Net realized/unrealized gains (losses)	(2,145)	(2,739)	(2,579)
Change in net assets resulting from operations	$7,917	$72,735	$9,669

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Municipal Bond Funds	February 28, 2025

	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$23,600	$26,604	$57,709
Interest income from affiliates	1	—	6
Dividend income from affiliates	1,297	1,337	4,964
Total investment income	24,898	27,941	62,679
EXPENSES:
Investment advisory fees	1,929	2,030	2,899
Administration fees	580	509	1,453
Distribution fees:
Class A	209	615	438
Class C	13	55	—
Service fees:
Class A	209	615	438
Class C	4	18	—
Class I	882	615	4,393
Custodian and accounting fees	99	72	296
Interest expense to affiliates	2	1	11
Professional fees	66	73	67
Trustees’ and Chief Compliance Officer’s fees	27	28	31
Printing and mailing costs	55	64	46
Registration and filing fees	87	127	18
Transfer agency fees (See Note 2.I.)	10	16	17
Other	19	20	28
Total expenses	4,191	4,858	10,135
Less fees waived	(2,087)	(1,354)	(5,129)
Net expenses	2,104	3,504	5,006
Net investment income (loss)	22,794	24,437	57,673
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	83

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 28, 2025 (continued)
(Amounts in thousands)
	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(6,713)	$(6,842)	$(1,320)
Investments in affiliates	(3)	4	4
Options purchased	—	(69)	—
Futures contracts	(186)	768	—
Options written	—	52	—
Net realized gain (loss)	(6,902)	(6,087)	(1,316)
Distribution of capital gains received from investment company affiliates	—	—	— (a)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	8,877	4,135	9,015
Investments in affiliates	1	(1)	2
Options purchased	(4)	(6)	—
Futures contracts	(115)	—	—
Change in net unrealized appreciation/depreciation	8,759	4,128	9,017
Net realized/unrealized gains (losses)	1,857	(1,959)	7,701
Change in net assets resulting from operations	$24,651	$22,478	$65,374

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Municipal Bond Funds	February 28, 2025

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan California Tax Free Bond Fund		JPMorgan National Municipal Income Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$10,062	$7,578	$75,474	$107,631
Net realized gain (loss)	(557)	(2,925)	(17,850)	(127,619)
Distributions of capital gains received from investment company affiliates	—	—	— (a)	—
Change in net unrealized appreciation/depreciation	(1,588)	8,541	15,111	131,677
Change in net assets resulting from operations	7,917	13,194	72,735	111,689
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(3,002)	(2,576)	(12,745)	(11,220)
Class C	(189)	(263)	(167)	(217)
Class I	(2,601)	(1,397)	(21,866)	(21,153)
Class R6	(4,265)	(3,344)	(40,738)	(75,367)
Total distributions to shareholders	(10,057)	(7,580)	(75,516)	(107,957)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	72,833	20,951	(234,802)	(1,312,157)
NET ASSETS:
Change in net assets	70,693	26,565	(237,583)	(1,308,425)
Beginning of period	306,661	280,096	2,247,804	3,556,229
End of period	$377,354	$306,661	$2,010,221	$2,247,804

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	85

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan New York Tax Free Bond Fund		JPMorgan Short-Intermediate Municipal Bond Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$12,248	$10,182	$22,794	$23,295
Net realized gain (loss)	(149)	(3,654)	(6,902)	(36,158)
Change in net unrealized appreciation/depreciation	(2,430)	9,531	8,759	44,988
Change in net assets resulting from operations	9,669	16,059	24,651	32,125
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(3,722)	(3,275)	(2,126)	(1,850)
Class C	(245)	(331)	(35)	(36)
Class I	(4,188)	(2,743)	(10,524)	(10,364)
Class R6	(4,088)	(3,816)	(10,088)	(11,262)
Total distributions to shareholders	(12,243)	(10,165)	(22,773)	(23,512)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	21,474	6,358	(22,828)	(271,963)
NET ASSETS:
Change in net assets	18,900	12,252	(20,950)	(263,350)
Beginning of period	373,702	361,450	815,398	1,078,748
End of period	$392,602	$373,702	$794,448	$815,398
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Municipal Bond Funds	February 28, 2025

	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$24,437	$26,166	$57,673	$52,135
Net realized gain (loss)	(6,087)	(27,871)	(1,316)	(23,184)
Distributions of capital gains received from investment company affiliates	—	—	— (a)	—
Change in net unrealized appreciation/depreciation	4,128	44,357	9,017	38,409
Change in net assets resulting from operations	22,478	42,652	65,374	67,360
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(8,593)	(8,561)	(4,968)	(3,781)
Class C	(216)	(251)	—	—
Class I	(9,178)	(7,316)	(52,742)	(48,324)
Class R6	(6,415)	(10,016)	—	—
Total distributions to shareholders	(24,402)	(26,144)	(57,710)	(52,105)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(152,130)	268,103	433,407	(611,514)
NET ASSETS:
Change in net assets	(154,054)	284,611	441,071	(596,259)
Beginning of period	833,018	548,407	1,740,502	2,336,761
End of period	$678,964	$833,018	$2,181,573	$1,740,502

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	87

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan California Tax Free Bond Fund		JPMorgan National Municipal Income Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$18,394	$24,877	$88,515	$108,309
Distributions reinvested	2,944	2,527	12,651	11,128
Cost of shares redeemed	(27,186)	(25,536)	(88,324)	(95,322)
Change in net assets resulting from Class A capital transactions	(5,848)	1,868	12,842	24,115
Class C
Proceeds from shares issued	786	1,430	669	2,261
Distributions reinvested	189	263	165	216
Cost of shares redeemed	(3,481)	(9,292)	(2,515)	(5,918)
Change in net assets resulting from Class C capital transactions	(2,506)	(7,599)	(1,681)	(3,441)
Class I
Proceeds from shares issued	106,616	34,757	182,929	341,702
Distributions reinvested	2,592	1,389	21,439	20,728
Cost of shares redeemed	(68,795)	(19,848)	(171,367)	(463,553)
Change in net assets resulting from Class I capital transactions	40,413	16,298	33,001	(101,123)
Class R6
Proceeds from shares issued	104,792	51,051	70,928	329,218
Distributions reinvested	4,250	3,333	40,585	75,089
Cost of shares redeemed	(68,268)	(44,000)	(390,477)	(1,636,015)
Change in net assets resulting from Class R6 capital transactions	40,774	10,384	(278,964)	(1,231,708)
Total change in net assets resulting from capital transactions	$72,833	$20,951	$(234,802)	$(1,312,157)
SHARE TRANSACTIONS:
Class A
Issued	1,786	2,446	8,668	10,704
Reinvested	287	248	1,244	1,103
Redeemed	(2,644)	(2,520)	(8,663)	(9,441)
Change in Class A Shares	(571)	174	1,249	2,366
Class C
Issued	77	142	67	232
Reinvested	18	26	17	22
Redeemed	(342)	(934)	(253)	(607)
Change in Class C Shares	(247)	(766)	(169)	(353)
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Municipal Bond Funds	February 28, 2025

	JPMorgan California Tax Free Bond Fund		JPMorgan National Municipal Income Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
SHARE TRANSACTIONS: (continued)
Class I
Issued	10,597	3,521	18,287	34,782
Reinvested	259	140	2,153	2,098
Redeemed	(6,847)	(2,006)	(17,160)	(46,963)
Change in Class I Shares	4,009	1,655	3,280	(10,083)
Class R6
Issued	10,449	5,148	7,093	33,251
Reinvested	425	336	4,077	7,609
Redeemed	(6,821)	(4,429)	(39,209)	(166,569)
Change in Class R6 Shares	4,053	1,055	(28,039)	(125,709)
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	89

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan New York Tax Free Bond Fund		JPMorgan Short-Intermediate Municipal Bond Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$16,865	$20,648	$28,352	$23,961
Distributions reinvested	3,651	3,213	2,112	1,835
Cost of shares redeemed	(26,472)	(25,788)	(32,272)	(36,233)
Change in net assets resulting from Class A capital transactions	(5,956)	(1,927)	(1,808)	(10,437)
Class C
Proceeds from shares issued	1,487	1,183	100	390
Distributions reinvested	243	329	35	36
Cost of shares redeemed	(4,990)	(10,073)	(833)	(1,015)
Change in net assets resulting from Class C capital transactions	(3,260)	(8,561)	(698)	(589)
Class I
Proceeds from shares issued	52,748	44,947	166,645	152,299
Distributions reinvested	4,140	2,712	10,466	10,320
Cost of shares redeemed	(27,980)	(26,591)	(143,171)	(280,868)
Change in net assets resulting from Class I capital transactions	28,908	21,068	33,940	(118,249)
Class R6
Proceeds from shares issued	27,912	49,752	24,701	92,372
Distributions reinvested	4,080	3,813	9,939	11,093
Cost of shares redeemed	(30,210)	(57,787)	(88,902)	(246,153)
Change in net assets resulting from Class R6 capital transactions	1,782	(4,222)	(54,262)	(142,688)
Total change in net assets resulting from capital transactions	$21,474	$6,358	$(22,828)	$(271,963)
SHARE TRANSACTIONS:
Class A
Issued	2,618	3,266	2,800	2,380
Reinvested	569	504	209	183
Redeemed	(4,120)	(4,062)	(3,189)	(3,608)
Change in Class A Shares	(933)	(292)	(180)	(1,045)
Class C
Issued	230	186	10	39
Reinvested	38	52	3	3
Redeemed	(777)	(1,597)	(82)	(100)
Change in Class C Shares	(509)	(1,359)	(69)	(58)
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Municipal Bond Funds	February 28, 2025

	JPMorgan New York Tax Free Bond Fund		JPMorgan Short-Intermediate Municipal Bond Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
SHARE TRANSACTIONS: (continued)
Class I
Issued	8,122	7,021	16,342	15,057
Reinvested	642	423	1,031	1,022
Redeemed	(4,334)	(4,162)	(14,083)	(27,822)
Change in Class I Shares	4,430	3,282	3,290	(11,743)
Class R6
Issued	4,312	7,776	2,428	9,158
Reinvested	632	595	979	1,099
Redeemed	(4,678)	(9,016)	(8,735)	(24,336)
Change in Class R6 Shares	266	(645)	(5,328)	(14,079)
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	91

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$60,267	$68,968	$174,409	$179,221
Distributions reinvested	8,466	8,431	4,825	3,781
Cost of shares redeemed	(71,196)	(87,448)	(137,636)	(281,106)
Change in net assets resulting from Class A capital transactions	(2,463)	(10,049)	41,598	(98,104)
Class C
Proceeds from shares issued	2,051	3,912	—	—
Distributions reinvested	216	250	—	—
Cost of shares redeemed	(2,756)	(5,080)	—	—
Change in net assets resulting from Class C capital transactions	(489)	(918)	—	—
Class I
Proceeds from shares issued	119,095	181,059	1,314,901	512,407
Distributions reinvested	8,949	6,761	52,618	48,222
Cost of shares redeemed	(88,511)	(92,664)	(975,710)	(1,074,039)
Change in net assets resulting from Class I capital transactions	39,533	95,156	391,809	(513,410)
Class R6
Proceeds from shares issued	28,066	220,139	—	—
Distributions reinvested	6,411	10,015	—	—
Cost of shares redeemed	(223,188)	(46,240)	—	—
Change in net assets resulting from Class R6 capital transactions	(188,711)	183,914	—	—
Total change in net assets resulting from capital transactions	$(152,130)	$268,103	$433,407	$(611,514)
SHARE TRANSACTIONS:
Class A
Issued	5,544	6,431	17,427	18,021
Reinvested	781	790	483	380
Redeemed	(6,554)	(8,186)	(13,761)	(28,274)
Change in Class A Shares	(229)	(965)	4,149	(9,873)
Class C
Issued	189	372	—	—
Reinvested	20	23	—	—
Redeemed	(256)	(483)	—	—
Change in Class C Shares	(47)	(88)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Municipal Bond Funds	February 28, 2025

	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
SHARE TRANSACTIONS: (continued)
Class I
Issued	10,962	16,930	131,489	51,520
Reinvested	830	637	5,269	4,858
Redeemed	(8,189)	(8,824)	(97,581)	(108,073)
Change in Class I Shares	3,603	8,743	39,177	(51,695)
Class R6
Issued	2,594	20,996	—	—
Reinvested	595	946	—	—
Redeemed	(20,653)	(4,338)	—	—
Change in Class R6 Shares	(17,464)	17,604	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	93

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan California Tax Free Bond Fund
Class A
Year Ended February 28, 2025	$10.34	$0.30	$(0.06)	$0.24	$(0.29)	$10.29
Year Ended February 29, 2024	10.15	0.26	0.18	0.44	(0.25)	10.34
Year Ended February 28, 2023	10.68	0.20	(0.53)	(0.33)	(0.20)	10.15
Year Ended February 28, 2022	11.06	0.16	(0.38)	(0.22)	(0.16)	10.68
Year Ended February 28, 2021	11.25	0.17	(0.19)	(0.02)	(0.17)	11.06
Class C
Year Ended February 28, 2025	10.25	0.25	(0.07)	0.18	(0.24)	10.19
Year Ended February 29, 2024	10.06	0.20	0.19	0.39	(0.20)	10.25
Year Ended February 28, 2023	10.59	0.15	(0.53)	(0.38)	(0.15)	10.06
Year Ended February 28, 2022	10.96	0.10	(0.37)	(0.27)	(0.10)	10.59
Year Ended February 28, 2021	11.15	0.12	(0.20)	(0.08)	(0.11)	10.96
Class I
Year Ended February 28, 2025	10.09	0.30	(0.06)	0.24	(0.30)	10.03
Year Ended February 29, 2024	9.90	0.26	0.19	0.45	(0.26)	10.09
Year Ended February 28, 2023	10.43	0.21	(0.53)	(0.32)	(0.21)	9.90
Year Ended February 28, 2022	10.80	0.17	(0.37)	(0.20)	(0.17)	10.43
Year Ended February 28, 2021	10.99	0.18	(0.19)	(0.01)	(0.18)	10.80
Class R6
Year Ended February 28, 2025	10.09	0.31	(0.07)	0.24	(0.31)	10.02
Year Ended February 29, 2024	9.90	0.27	0.19	0.46	(0.27)	10.09
Year Ended February 28, 2023	10.43	0.22	(0.53)	(0.31)	(0.22)	9.90
Year Ended February 28, 2022	10.80	0.18	(0.37)	(0.19)	(0.18)	10.43
Year Ended February 28, 2021	10.99	0.19	(0.19)	— (d)	(0.19)	10.80

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Municipal Bond Funds	February 28, 2025

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

Ratios/Supplemental data
		Ratios to average net assets
Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

2.41%	$101,429	0.54%	2.93%	0.95%	61%
4.45	107,875	0.55	2.53	0.97	36
(3.04)	104,073	0.58	2.00	0.96	25
(2.05)	136,939	0.60	1.43	0.94	11
(0.19)	154,108	0.59	1.54	0.93	6

1.81	6,928	1.04	2.43	1.46	61
3.95	9,492	1.05	2.00	1.48	36
(3.56)	17,015	1.08	1.49	1.46	25
(2.47)	24,442	1.10	0.93	1.43	11
(0.70)	33,234	1.09	1.07	1.43	6

2.48	105,090	0.44	3.04	0.70	61
4.67	65,275	0.45	2.65	0.72	36
(3.01)	47,695	0.49	2.06	0.70	25
(1.90)	80,566	0.50	1.53	0.68	11
(0.09)	100,163	0.49	1.62	0.68	6

2.48	163,907	0.34	3.13	0.45	61
4.77	124,019	0.35	2.74	0.47	36
(2.92)	111,313	0.38	2.19	0.45	25
(1.80)	144,407	0.40	1.63	0.43	11
0.01	137,357	0.39	1.74	0.43	6

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	95

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan National Municipal Income Fund
Class A
Year Ended February 28, 2025	$10.23	$0.34	$— (d)	$0.34	$(0.34)	$—	$(0.34)
Year Ended February 29, 2024	10.13	0.31	0.11	0.42	(0.32)	—	(0.32)
Year Ended February 28, 2023	10.91	0.27	(0.78)	(0.51)	(0.26)	(0.01)	(0.27)
Year Ended February 28, 2022	11.37	0.23	(0.37)	(0.14)	(0.23)	(0.09)	(0.32)
Year Ended February 28, 2021	11.52	0.22	(0.16)	0.06	(0.21)	—	(0.21)
Class C
Year Ended February 28, 2025	9.94	0.28	(0.01)	0.27	(0.28)	—	(0.28)
Year Ended February 29, 2024	9.86	0.25	0.09	0.34	(0.26)	—	(0.26)
Year Ended February 28, 2023	10.62	0.20	(0.75)	(0.55)	(0.20)	(0.01)	(0.21)
Year Ended February 28, 2022	11.07	0.17	(0.36)	(0.19)	(0.17)	(0.09)	(0.26)
Year Ended February 28, 2021	11.23	0.15	(0.16)	(0.01)	(0.15)	—	(0.15)
Class I
Year Ended February 28, 2025	10.01	0.36	(0.01)	0.35	(0.36)	—	(0.36)
Year Ended February 29, 2024	9.93	0.33	0.09	0.42	(0.34)	—	(0.34)
Year Ended February 28, 2023	10.69	0.29	(0.75)	(0.46)	(0.29)	(0.01)	(0.30)
Year Ended February 28, 2022	11.15	0.26	(0.37)	(0.11)	(0.26)	(0.09)	(0.35)
Year Ended February 28, 2021	11.31	0.24	(0.16)	0.08	(0.24)	—	(0.24)
Class R6
Year Ended February 28, 2025	10.01	0.37	(0.01)	0.36	(0.37)	—	(0.37)
Year Ended February 29, 2024	9.93	0.34	0.09	0.43	(0.35)	—	(0.35)
Year Ended February 28, 2023	10.69	0.29	(0.74)	(0.45)	(0.30)	(0.01)	(0.31)
Year Ended February 28, 2022	11.15	0.27	(0.37)	(0.10)	(0.27)	(0.09)	(0.36)
Year Ended February 28, 2021	11.31	0.25	(0.16)	0.09	(0.25)	—	(0.25)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Municipal Bond Funds	February 28, 2025

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$10.23	3.38%	$390,588	0.64%	3.37%	0.90%	37%
10.23	4.19	377,730	0.65	3.09	0.91	24
10.13	(4.66)	350,327	0.65	2.60	0.91	36
10.91	(1.29)	341,321	0.65	2.06	0.90	12
11.37	0.57	308,709	0.64	1.93	0.90	34

9.93	2.81	5,212	1.19	2.82	1.41	37
9.94	3.52	6,898	1.20	2.53	1.42	24
9.86	(5.12)	10,327	1.20	2.03	1.41	36
10.62	(1.77)	14,423	1.20	1.51	1.40	12
11.07	(0.07)	19,061	1.19	1.38	1.40	34

10.00	3.62	616,103	0.39	3.62	0.65	37
10.01	4.34	583,636	0.40	3.34	0.66	24
9.93	(4.32)	678,857	0.40	2.84	0.66	36
10.69	(1.06)	655,190	0.40	2.31	0.65	12
11.15	0.75	622,009	0.39	2.17	0.65	34

10.00	3.73	998,318	0.29	3.72	0.40	37
10.01	4.44	1,279,540	0.30	3.42	0.40	24
9.93	(4.23)	2,516,718	0.30	2.92	0.41	36
10.69	(0.96)	3,503,954	0.30	2.41	0.40	12
11.15	0.85	3,681,554	0.29	2.27	0.40	34

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	97

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan New York Tax Free Bond Fund
Class A
Year Ended February 28, 2025	$6.47	$0.20	$(0.04)	$0.16	$(0.20)	$6.43
Year Ended February 29, 2024	6.37	0.17	0.10	0.27	(0.17)	6.47
Year Ended February 28, 2023	6.71	0.13	(0.34)	(0.21)	(0.13)	6.37
Year Ended February 28, 2022	6.93	0.11	(0.21)	(0.10)	(0.12)	6.71
Year Ended February 28, 2021	7.06	0.12	(0.13)	(0.01)	(0.12)	6.93
Class C
Year Ended February 28, 2025	6.47	0.17	(0.04)	0.13	(0.17)	6.43
Year Ended February 29, 2024	6.37	0.14	0.10	0.24	(0.14)	6.47
Year Ended February 28, 2023	6.71	0.10	(0.34)	(0.24)	(0.10)	6.37
Year Ended February 28, 2022	6.93	0.08	(0.22)	(0.14)	(0.08)	6.71
Year Ended February 28, 2021	7.05	0.09	(0.13)	(0.04)	(0.08)	6.93
Class I
Year Ended February 28, 2025	6.50	0.21	(0.04)	0.17	(0.21)	6.46
Year Ended February 29, 2024	6.40	0.18	0.10	0.28	(0.18)	6.50
Year Ended February 28, 2023	6.75	0.15	(0.35)	(0.20)	(0.15)	6.40
Year Ended February 28, 2022	6.96	0.13	(0.21)	(0.08)	(0.13)	6.75
Year Ended February 28, 2021	7.09	0.14	(0.13)	0.01	(0.14)	6.96
Class R6
Year Ended February 28, 2025	6.50	0.22	(0.04)	0.18	(0.22)	6.46
Year Ended February 29, 2024	6.40	0.18	0.10	0.28	(0.18)	6.50
Year Ended February 28, 2023	6.74	0.16	(0.35)	(0.19)	(0.15)	6.40
Year Ended February 28, 2022	6.96	0.14	(0.22)	(0.08)	(0.14)	6.74
Year Ended February 28, 2021	7.09	0.15	(0.14)	0.01	(0.14)	6.96

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Municipal Bond Funds	February 28, 2025

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

Ratios/Supplemental data
		Ratios to average net assets
Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

2.60%	$116,584	0.54%	3.18%	0.94%	51%
4.34	123,310	0.55	2.68	0.96	37
(3.04)	123,246	0.68	2.10	0.95	30
(1.55)	143,940	0.75	1.60	0.94	10
(0.13)	166,435	0.74	1.77	0.93	5

2.08	7,551	1.04	2.67	1.45	51
3.80	10,882	1.05	2.15	1.46	37
(3.53)	19,364	1.19	1.59	1.45	30
(2.05)	24,776	1.25	1.10	1.44	10
(0.51)	31,173	1.24	1.26	1.43	5

2.69	140,600	0.44	3.28	0.69	51
4.42	112,611	0.45	2.79	0.70	37
(2.97)	89,832	0.48	2.33	0.70	30
(1.16)	76,802	0.50	1.85	0.69	10
0.12	87,928	0.49	2.02	0.68	5

2.79	127,867	0.34	3.38	0.44	51
4.52	126,899	0.35	2.88	0.45	37
(2.73)	129,008	0.38	2.41	0.44	30
(1.20)	127,964	0.40	1.95	0.43	10
0.22	122,625	0.39	2.11	0.43	5

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	99

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Short-Intermediate Municipal Bond Fund
Class A
Year Ended February 28, 2025	$10.12	$0.26	$0.03	$0.29	$(0.26)	$10.15
Year Ended February 29, 2024	10.02	0.20	0.11	0.31	(0.21)	10.12
Year Ended February 28, 2023	10.46	0.14	(0.44)	(0.30)	(0.14)	10.02
Year Ended February 28, 2022	10.78	0.11	(0.32)	(0.21)	(0.11)	10.46
Year Ended February 28, 2021	10.86	0.13	(0.08)	0.05	(0.13)	10.78
Class C
Year Ended February 28, 2025	10.22	0.21	0.03	0.24	(0.20)	10.26
Year Ended February 29, 2024	10.12	0.15	0.10	0.25	(0.15)	10.22
Year Ended February 28, 2023	10.56	0.09	(0.44)	(0.35)	(0.09)	10.12
Year Ended February 28, 2022	10.88	0.06	(0.32)	(0.26)	(0.06)	10.56
Year Ended February 28, 2021	10.96	0.08	(0.09)	(0.01)	(0.07)	10.88
Class I
Year Ended February 28, 2025	10.18	0.30	0.03	0.33	(0.30)	10.21
Year Ended February 29, 2024	10.08	0.24	0.11	0.35	(0.25)	10.18
Year Ended February 28, 2023	10.52	0.18	(0.43)	(0.25)	(0.19)	10.08
Year Ended February 28, 2022	10.84	0.16	(0.32)	(0.16)	(0.16)	10.52
Year Ended February 28, 2021	10.92	0.18	(0.09)	0.09	(0.17)	10.84
Class R6
Year Ended February 28, 2025	10.18	0.31	0.03	0.34	(0.31)	10.21
Year Ended February 29, 2024	10.08	0.25	0.11	0.36	(0.26)	10.18
Year Ended February 28, 2023	10.52	0.19	(0.44)	(0.25)	(0.19)	10.08
Year Ended February 28, 2022	10.83	0.16	(0.31)	(0.15)	(0.16)	10.52
Year Ended February 28, 2021	10.91	0.19	(0.09)	0.10	(0.18)	10.83

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Municipal Bond Funds	February 28, 2025

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

Ratios/Supplemental data
		Ratios to average net assets
Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

2.88%	$84,416	0.69%	2.53%	0.87%	51%
3.08	86,007	0.70	1.98	0.87	44
(2.86)	95,647	0.70	1.36	0.87	8
(1.96)	93,976	0.70	1.02	0.85	21
0.43	80,956	0.69	1.20	0.86	21

2.42	1,326	1.19	2.02	1.40	51
2.52	2,020	1.20	1.47	1.39	44
(3.34)	2,590	1.20	0.85	1.37	8
(2.45)	3,473	1.20	0.52	1.36	21
(0.09)	4,626	1.19	0.72	1.36	21

3.33	391,871	0.24	2.98	0.62	51
3.53	357,230	0.25	2.42	0.62	44
(2.41)	472,108	0.25	1.79	0.61	8
(1.51)	823,600	0.25	1.47	0.60	21
0.87	829,847	0.24	1.66	0.60	21

3.38	316,835	0.19	3.02	0.37	51
3.58	370,141	0.20	2.46	0.37	44
(2.36)	508,403	0.20	1.85	0.37	8
(1.37)	632,795	0.20	1.52	0.35	21
0.92	688,820	0.19	1.72	0.35	21

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	101

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Tax Free Bond Fund
Class A
Year Ended February 28, 2025	$10.90	$0.38	$(0.01)	$0.37	$(0.38)	$10.89
Year Ended February 29, 2024	10.70	0.38	0.19	0.57	(0.37)	10.90
Year Ended February 28, 2023	12.15	0.33	(1.45)	(1.12)	(0.33)	10.70
Year Ended February 28, 2022	12.46	0.27	(0.31)	(0.04)	(0.27)	12.15
Year Ended February 28, 2021	12.66	0.28	(0.20)	0.08	(0.28)	12.46
Class C
Year Ended February 28, 2025	10.80	0.31	(0.01)	0.30	(0.32)	10.78
Year Ended February 29, 2024	10.60	0.31	0.20	0.51	(0.31)	10.80
Year Ended February 28, 2023	12.04	0.26	(1.44)	(1.18)	(0.26)	10.60
Year Ended February 28, 2022	12.35	0.19	(0.31)	(0.12)	(0.19)	12.04
Year Ended February 28, 2021	12.55	0.21	(0.21)	— (d)	(0.20)	12.35
Class I
Year Ended February 28, 2025	10.85	0.40	(0.02)	0.38	(0.40)	10.83
Year Ended February 29, 2024	10.65	0.40	0.19	0.59	(0.39)	10.85
Year Ended February 28, 2023	12.09	0.35	(1.44)	(1.09)	(0.35)	10.65
Year Ended February 28, 2022	12.41	0.29	(0.32)	(0.03)	(0.29)	12.09
Year Ended February 28, 2021	12.61	0.31	(0.21)	0.10	(0.30)	12.41
Class R6
Year Ended February 28, 2025	10.84	0.40	— (d)	0.40	(0.41)	10.83
Year Ended February 29, 2024	10.64	0.40	0.20	0.60	(0.40)	10.84
Year Ended February 28, 2023	12.09	0.36	(1.45)	(1.09)	(0.36)	10.64
Year Ended February 28, 2022	12.41	0.30	(0.32)	(0.02)	(0.30)	12.09
Year Ended February 28, 2021	12.60	0.31	(0.19)	0.12	(0.31)	12.41

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Municipal Bond Funds	February 28, 2025

Ratios/Supplemental data
		Ratios to average net assets
Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

3.46%	$246,032	0.66%	3.46%	0.93%	71%
5.44	248,803	0.66	3.50	0.94	55
(9.24)	254,468	0.67	2.99	0.95	42
(0.40)	330,640	0.67	2.12	0.94	16
0.66	302,134	0.66	2.28	0.95	23

2.80	7,242	1.24	2.88	1.44	71
4.88	7,752	1.25	2.92	1.45	55
(9.78)	8,546	1.25	2.39	1.45	42
(0.99)	12,535	1.25	1.54	1.44	16
0.07	16,524	1.24	1.70	1.45	23

3.61	264,191	0.44	3.67	0.68	71
5.71	225,434	0.44	3.73	0.69	55
(9.00)	128,202	0.45	3.20	0.70	42
(0.27)	173,023	0.45	2.34	0.69	16
0.88	176,073	0.45	2.50	0.70	23

3.76	161,499	0.39	3.73	0.43	71
5.76	351,029	0.39	3.80	0.43	55
(9.04)	157,191	0.40	3.29	0.45	42
(0.22)	153,754	0.40	2.39	0.44	16
1.01	134,449	0.40	2.55	0.45	23

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	103

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Ultra-Short Municipal Fund
Class A
Year Ended February 28, 2025	$9.98	$0.28	$0.04	$0.32	$(0.28)	$10.02
Year Ended February 29, 2024	9.90	0.25	0.08	0.33	(0.25)	9.98
Year Ended February 28, 2023	9.98	0.13	(0.11)	0.02	(0.10)	9.90
Year Ended February 28, 2022	10.07	0.01	(0.09)	(0.08)	(0.01)	9.98
Year Ended February 28, 2021	10.08	0.03	— (d)	0.03	(0.04)	10.07
Class I
Year Ended February 28, 2025	9.97	0.30	0.04	0.34	(0.30)	10.01
Year Ended February 29, 2024	9.89	0.27	0.09	0.36	(0.28)	9.97
Year Ended February 28, 2023	9.98	0.10	(0.07)	0.03	(0.12)	9.89
Year Ended February 28, 2022	10.06	0.03	(0.08)	(0.05)	(0.03)	9.98
Year Ended February 28, 2021	10.07	0.05	— (d)	0.05	(0.06)	10.06

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.

104

Ratios/Supplemental data
		Ratios to average net assets
Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

3.25%	$208,973	0.44%	2.80%	0.75%	70%
3.41	166,704	0.44	2.48	0.75	74
0.18	263,135	0.44	1.27	0.76	16
(0.83)	72,506	0.45	0.06	0.75	33
0.30	143,944	0.44	0.35	0.75	71

3.46	1,972,600	0.24	3.00	0.50	70
3.66	1,573,798	0.24	2.72	0.50	74
0.27	2,073,626	0.24	1.04	0.51	16
(0.53)	3,984,195	0.25	0.26	0.50	33
0.51	6,666,678	0.24	0.53	0.50	71

105

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM I and JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 6 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan California Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan National Municipal Income Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan New York Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Short-Intermediate Municipal Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Ultra-Short Municipal Fund	Class A and Class I	JPM IV	Diversified
The investment objective of JPMorgan California Tax Free Bond Fund (“California Tax Free Bond Fund”) is to seek to provide high after-tax total return for California residents consistent with moderate risk of capital.
The investment objective of JPMorgan National Municipal Income Fund ("National Municipal Income Fund") is to seek to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal tax purposes.
The investment objective of JPMorgan New York Tax Free Bond Fund (“New York Tax Free Bond Fund”) is to seek to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.
The investment objective of JPMorgan Short-Intermediate Municipal Bond Fund (“Short-Intermediate Bond Fund”), JPMorgan Tax Free Bond Fund (“Tax Free Bond Fund”) and JPMorgan Ultra-Short Municipal Fund (“Ultra-Short Municipal Fund”) is to seek as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.

106	J.P. Morgan Municipal Bond Funds	February 28, 2025

This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value ("NAV") per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
California Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$342,501	$—	$342,501
Options Purchased
Put Options Purchased	3	—	—	3
Short-Term Investments
Investment Companies	36,833	—	—	36,833
Total Investments in Securities	$36,836	$342,501	$—	$379,337

National Municipal Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$1,860,663	$—	$1,860,663
Options Purchased
Put Options Purchased	16	—	—	16
Short-Term Investments
Investment Companies	145,229	—	—	145,229
Total Investments in Securities	$145,245	$1,860,663	$—	$2,005,908

February 28, 2025	J.P. Morgan Municipal Bond Funds	107

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
New York Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$372,426	$—	$372,426
Options Purchased
Put Options Purchased	3	—	—	3
Short-Term Investments
Investment Companies	20,688	—	—	20,688
Total Investments in Securities	$20,691	$372,426	$—	$393,117

Short-Intermediate Municipal Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$5	$—	$5
Municipal Bonds	—	764,442	—	764,442
Options Purchased
Put Options Purchased	3	—	—	3
Short-Term Investments
Investment Companies	21,444	—	—	21,444
Total Investments in Securities	$21,447	$764,447	$—	$785,894

Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$627,287	$—	$627,287
Options Purchased
Put Options Purchased	5	—	—	5
Short-Term Investments
Investment Companies	57,116	—	—	57,116
Total Investments in Securities	$57,121	$627,287	$—	$684,408

Ultra-Short Municipal Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$1,965,433	$—	$1,965,433
Short-Term Investments
Investment Companies	217,364	—	—	217,364
Total Investments in Securities	$217,364	$1,965,433	$—	$2,182,797
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.

108	J.P. Morgan Municipal Bond Funds	February 28, 2025

As of February 28, 2025, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— The Funds purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
California Tax Free Bond Fund, National Municipal Income Fund, New York Tax Free Bond Fund, Short Intermediate Municipal Bond Fund, Tax Free Bond Fund and Ultra-Short Municipal Bond Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of February 28, 2025, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at February 28, 2025 are detailed on the SOIs, if any.
D. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
The Funds did not lend out any securities during the year ended February 28, 2025.

February 28, 2025	J.P. Morgan Municipal Bond Funds	109

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
E. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
California Tax Free Bond Fund
For the year ended February 28, 2025
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2025	Shares at February 28, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.59% (a) (b)	$15,118	$286,245	$264,530	$(1)	$1	$36,833	36,829	$809	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.

National Municipal Income Fund
For the year ended February 28, 2025
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2025	Shares at February 28, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.59% (a) (b)	$25,576	$1,067,816	$948,173	$8	$2	$145,229	145,215	$3,449	$— (c)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.
(c)	Amount rounds to less than one thousand.

New York Tax Free Bond Fund
For the year ended February 28, 2025
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2025	Shares at February 28, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.59% (a) (b)	$26,813	$200,638	$206,763	$(1)	$1	$20,688	20,686	$726	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.

110	J.P. Morgan Municipal Bond Funds	February 28, 2025

Short-Intermediate Municipal Bond Fund
For the year ended February 28, 2025
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2025	Shares at February 28, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.59% (a) (b)	$71,426	$430,153	$480,133	$(3)	$1	$21,444	21,442	$1,297	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.

Tax Free Bond Fund
For the year ended February 28, 2025
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2025	Shares at February 28, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.59% (a) (b)	$127,688	$488,400	$558,975	$4	$(1)	$57,116	57,110	$1,337	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.

Ultra-Short Municipal Fund
For the year ended February 28, 2025
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2025	Shares at February 28, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.59% (a) (b)	$50,713	$2,054,503	$1,887,858	$4	$2	$217,364	217,343	$4,964	$— (c)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.
(c)	Amount rounds to less than one thousand.
F. Options —California Tax Free Bond, National Municipal Income Fund, New York Tax Free Bond Fund, Short-Intermediate Municipal Bond Fund and Tax Free Bond Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.
Options Purchased — Premiums paid by the Funds for options purchased are included on the Statement of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statement of Operations. If the option is allowed to expire, the Funds will lose the entire premium it paid and records a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written— Premiums received by the Funds for options written are included on the Statement of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as

February 28, 2025	J.P. Morgan Municipal Bond Funds	111

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
Change in net unrealized appreciation/depreciation of options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds are added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
The Fund pledges collateral to the counterparty in the form of securities for options written. Securities designated as collateral are denoted on the SOI.
Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.
The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Funds' exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
G. Futures Contracts— California Tax Free Bond, National Municipal Income Fund, New York Tax Free Bond Fund, Short-Intermediate Municipal Bond Fund and Tax Free Bond Fund used interest rate and treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to interest rate risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Derivatives Volume
The table below discloses the volume of the Funds' options and futures contracts activity during the year ended February 28, 2025 (amounts in thousands, except for number of contracts):
	California Tax Free Bond Fund	National Municipal Income Fund	New York Tax Free Bond Fund	Short-Intermediate Municipal Bond Fund	Tax Free Bond Fund
Futures Contracts:
Average Notional Balance Long	$24,543	$183,480	$27,249	$14,151	$48,689
Average Notional Balance Short	(12,158)	(70,124)	(13,088)	(462)	(22,957)
Exchange-Traded Options:
Average Number of Contracts Purchased	59	336	64	16	112
Average Number of Contracts Written	(43)	(254)	(48)	—	(85)
Ending Number of Contracts Purchased	201	1,073	210	210	362

112	J.P. Morgan Municipal Bond Funds	February 28, 2025

The Funds' derivatives contracts held at February 28, 2025 are not accounted for as hedging instruments under GAAP.
H. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
I. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended February 28, 2025 are as follows:
	Class A	Class C	Class I	Class R6	Total
California Tax Free Bond Fund
Transfer agency fees	$4	$1	$2	$1	$8
National Municipal Income Fund
Transfer agency fees	11	1	8	10	30
New York Tax Free Bond Fund
Transfer agency fees	8	1	3	1	13
Short-Intermediate Municipal Bond Fund
Transfer agency fees	2	1	3	4	10
Tax Free Bond Fund
Transfer agency fees	10	1	3	2	16
Ultra-Short Municipal Fund
Transfer agency fees	4	n/a	13	n/a	17
J. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of February 28, 2025, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
K. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

February 28, 2025	J.P. Morgan Municipal Bond Funds	113

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
California Tax Free Bond Fund	$—	$— (a)	$— (a)
National Municipal Income Fund	—	(131)	131
New York Tax Free Bond Fund	—	(3)	3
Short-Intermediate Municipal Bond Fund	—	— (a)	— (a)
Tax Free Bond Fund	—	(88)	88
Ultra-Short Municipal Fund	(78)	39	39

(a)	Amount rounds to less than one thousand.
The reclassifications for the Funds relate primarily to tax adjustments on certain investments.
L. Segment Reporting — The Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the chief executive officer and chief financial officer act as the CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
M. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

California Tax Free Bond Fund	0.30%
National Municipal Income Fund	0.30
New York Tax Free Bond Fund	0.30
Short-Intermediate Municipal Bond Fund	0.25
Tax Free Bond Fund	0.30
Ultra-Short Municipal Fund	0.15
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the year ended February 28, 2025, the effective rate was 0.075% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

114	J.P. Morgan Municipal Bond Funds	February 28, 2025

C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C
0.25%	0.75%
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares, except for Ultra-Short Municipal Fund which has no sales charge, and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 28, 2025, JPMDS retained the following:
	Front-End Sales Charge	CDSC
California Tax Free Bond Fund	$2	$—
National Municipal Income Fund	15	— (a)
New York Tax Free Bond Fund	2	2
Short-Intermediate Municipal Bond Fund	4	—
Tax Free Bond Fund	6	—

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trusts, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I
California Tax Free Bond Fund	0.25%	0.25%	0.25%
National Municipal Income Fund	0.25	0.25	0.25
New York Tax Free Bond Fund	0.25	0.25	0.25
Short-Intermediate Municipal Bond Fund	0.25	0.25	0.25
Tax Free Bond Fund	0.25	0.25	0.25
Ultra-Short Municipal Fund	0.25	n/a	0.25

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

February 28, 2025	J.P. Morgan Municipal Bond Funds	115

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R6
California Tax Free Bond Fund	0.55%	1.05%	0.45%	0.35%
National Municipal Income Fund	0.65	1.20	0.40	0.30
New York Tax Free Bond Fund	0.55	1.05	0.45	0.35
Short-Intermediate Municipal Bond Fund	0.70	1.20	0.25	0.20
Tax Free Bond Fund	0.67	1.25	0.45	0.40
Ultra-Short Municipal Fund	0.45	n/a	0.25	n/a

The expense limitation agreements were in effect for the year ended February 28, 2025 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2025.
For the year ended February 28, 2025, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
California Tax Free Bond Fund	$201	$134	$412	$747	$60
National Municipal Income Fund	1,288	859	1,486	3,633	—
New York Tax Free Bond Fund	204	136	507	847	71
Short-Intermediate Municipal Bond Fund	797	531	706	2,034	—
Tax Free Bond Fund	133	88	1,078	1,299	—
Ultra-Short Municipal Fund	2,899	1,453	590	4,942	—
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the year ended February 28, 2025 were as follows:

California Tax Free Bond Fund	$30
National Municipal Income Fund	124
New York Tax Free Bond Fund	28
Short-Intermediate Municipal Bond Fund	53
Tax Free Bond Fund	55
Ultra-Short Municipal Fund	187
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

116	J.P. Morgan Municipal Bond Funds	February 28, 2025

During the year ended February 28, 2025, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended February 28, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
California Tax Free Bond Fund	$230,721	$185,721
National Municipal Income Fund	729,100	1,052,638
New York Tax Free Bond Fund	207,034	178,235
Short-Intermediate Municipal Bond Fund	406,946	371,035
Tax Free Bond Fund	447,084	532,554
Ultra-Short Municipal Fund	1,407,627	1,153,736
During the year ended February 28, 2025, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2025 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Tax Free Bond Fund	$376,298	$4,120	$1,081	$3,039
National Municipal Income Fund	1,972,743	40,915	7,750	33,165
New York Tax Free Bond Fund	389,948	4,393	1,224	3,169
Short-Intermediate Municipal Bond Fund	782,873	6,301	3,280	3,021
Tax Free Bond Fund	670,879	15,990	2,461	13,529
Ultra-Short Municipal Fund	2,180,765	4,309	2,277	2,032
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed tax adjustments on certain investments.
The tax character of distributions paid during the year ended February 28, 2025 was as follows:
	Ordinary Income*	Tax Exempt Income	Total Distributions Paid
California Tax Free Bond Fund	$148	$9,909	$10,057
National Municipal Income Fund	1,099	74,417	75,516
New York Tax Free Bond Fund	66	12,177	12,243
Short-Intermediate Municipal Bond Fund	18	22,755	22,773
Tax Free Bond Fund	633	23,769	24,402
Ultra-Short Municipal Fund	119	57,591	57,710

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

February 28, 2025	J.P. Morgan Municipal Bond Funds	117

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
The tax character of distributions paid during the year ended February 29, 2024 was as follows:
	Ordinary Income*	Tax Exempt Income	Total Distributions Paid
California Tax Free Bond Fund	$621	$6,959	$7,580
National Municipal Income Fund	1,351	106,606	107,957
New York Tax Free Bond Fund	36	10,129	10,165
Short-Intermediate Municipal Bond Fund	33	23,479	23,512
Tax Free Bond Fund	577	25,567	26,144
Ultra-Short Municipal Fund	157	51,948	52,105

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of February 28, 2025, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Current Distributable Tax Exempt Income	Unrealized Appreciation (Depreciation)
California Tax Free Bond Fund	$(17,652)	$20	$3,039
National Municipal Income Fund	(199,738)	113	33,165
New York Tax Free Bond Fund	(11,400)	16	3,169
Short-Intermediate Municipal Bond Fund	(63,841)	68	3,021
Tax Free Bond Fund	(67,504)	32	13,529
Ultra-Short Municipal Fund	(40,472)	—	2,032

The cumulative timing differences primarily consist of tax adjustments on certain investments and post-October capital loss deferrals.
As of February 28, 2025, the following Funds had net capital loss carryforwards, which are available to offset future realized gains as follows:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
California Tax Free Bond Fund	$3,838	$13,814
National Municipal Income Fund	52,733	147,005
New York Tax Free Bond Fund	4,303	7,097
Short-Intermediate Municipal Bond Fund	16,461	47,380
Tax Free Bond Fund	18,930	48,574
Ultra-Short Municipal Fund	10,678	29,794
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 28, 2025, the Funds deferred to March 1, 2025 the following net capital losses (gains) of:
	Net Capital Losses (Gains)
	Short-Term	Long-Term
California Tax Free Bond Fund	$629	$15
National Municipal Income Fund	(342)	10,071
New York Tax Free Bond Fund	343	(304)
Short-Intermediate Municipal Bond Fund	231	370
Tax Free Bond Fund	516	1,362
Ultra-Short Municipal Fund	84	8

118	J.P. Morgan Municipal Bond Funds	February 28, 2025

During the year ended February 28, 2025, the following Funds utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
California Tax Free Bond Fund	$170
New York Tax Free Bond Fund	343
Tax Free Bond Fund	1,347
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended February 28, 2025.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended February 28, 2025.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate (SOFR). Effective August 6, 2024, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the year ended February 28, 2025.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

February 28, 2025	J.P. Morgan Municipal Bond Funds	119

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
As of February 28, 2025, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
California Tax Free Bond Fund	1	69.9%	1	10.7%
National Municipal Income Fund	1	62.1	1	17.8
New York Tax Free Bond Fund	1	71.4	—	—
Short-Intermediate Municipal Bond Fund	1	73.2	—	—
Tax Free Bond Fund	1	45.8	2	33.7
Ultra-Short Municipal Fund	1	86.4	—	—
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may invest in variable and floating rate loans and other variable and floating rate securities. Although these investments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to accurately predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Funds invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Tax Free Bond Fund and New York Tax Free Bond Fund primarily invest in issuers in the states of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Funds’ ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Underlying Index or in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
8. Subsequent Events
At a meeting held on April 15, 2025, JPM I's Board approved a proposal to reorganize (the “Reorganization”) the National Municipal Income Fund (the “Fund”) into an exchange-traded fund, JPMorgan Municipal ETF (“JPM Municipal ETF”), a series of J.P. Morgan Exchange-Traded Fund Trust.
Upon the closing of the Reorganization, Class A, Class C, Class I and Class R6 Shares of the Fund will be exchanged for the same value of Shares of JPM Municipal ETF. The Reorganization is subject to the approval of the Fund’s shareholders at a special shareholder meeting to be held on July 30, 2025. If shareholder approval of the Reorganization is obtained, the Reorganization is expected to occur in the 4th quarter of 2025. More detailed information about the reorganization will be included in a proxy statement that will be provided to shareholders.

120	J.P. Morgan Municipal Bond Funds	February 28, 2025

Effective April 16, 2025, the National Municipal Income Fund’s adviser and/or its affiliates agreed to voluntarily waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.43%, 0.98%, 0.18% and 0.18% of Class A, Class C, Class I and Class R6 Shares, respectively. These waivers will be in effect through July 31, 2025, at which time it will be determined whether such waivers will be renewed or revised.
Effective April 16, 2025 the Ultra-Short Municipal Fund’s adviser and/or its affiliates contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.38% and 0.18% of the average daily net assets of Class A and Class I Shares, respectively.
Effective April 22, 2025, the National Municipal Income Fund’s Class A Shares and Class C Shares and Ultra-Short Municipal Fund’s Class A Shares are offered on a limited basis. investors are not eligible to purchase shares of the National Municipal Income Fund’s Class A and Class C Shares and Ultra-Short Municipal Fund’s Class A Shares unless they meet certain requirements as described in the National Municipal Income Fund’s and Ultra-Short Municipal Fund’s prospectus.

February 28, 2025	J.P. Morgan Municipal Bond Funds	121

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Boards of Trustees of JPMorgan Trust I, JPMorgan Trust II and JPMorgan Trust IV and Shareholders of JPMorgan California Tax Free Bond Fund, JPMorgan National Municipal Income Fund, JPMorgan New York Tax Free Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Tax Free Bond Fund and JPMorgan Ultra–Short Municipal Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan California Tax Free Bond Fund, JPMorgan National Municipal Income Fund and JPMorgan New York Tax Free Bond Fund (three of the funds constituting JPMorgan Trust I), JPMorgan Short-Intermediate Municipal Bond Fund and JPMorgan Tax Free Bond Fund (two of the funds constituting JPMorgan Trust II) and JPMorgan Ultra-Short Municipal Fund (one of the funds constituting JPMorgan Trust IV) (hereafter collectively referred to as the "Funds") as of February 28, 2025, the related statements of operations for the year ended February 28, 2025, the statements of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2025 and each of the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
April 29, 2025
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

122	J.P. Morgan Municipal Bond Funds	February 28, 2025

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended February 28, 2025. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2025. The information necessary to complete your income tax returns for the calendar year ending December 31, 2025 will be provided under separate cover.
Tax Exempt Income
Each Fund listed below had the following amount, or maximum allowable amount, of dividends paid from investment income that are exempt from federal income tax for the fiscal year ended February 28, 2025:
Exempt Distributions Paid
JPMorgan California Tax Free Bond Fund	$9,909
JPMorgan National Municipal Income Fund	74,417
JPMorgan New York Tax Free Bond Fund	12,177
JPMorgan Short-Intermediate Municipal Bond Fund	22,755
JPMorgan Tax Free Bond Fund	23,769
JPMorgan Ultra-Short Municipal Fund	57,591

February 28, 2025	J.P. Morgan Municipal Bond Funds	123

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. February 2025.
AN-MUNIBOND-225

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreements
Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust IV

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 6, 2025

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
May 6, 2025